UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: March 1, 2011 through August 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

J.P. Morgan Income Funds

Semi-Annual Report

August 31, 2011 (Unaudited)

JPMorgan Current Income Fund

JPMorgan Current Income Fund

Semi-Annual Report

August 31, 2011 (Unaudited)

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on conditions through the end of the reporting period and are subject to change without notice based on market and other conditions. These views are not intended to predict the future performance of the Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of the Fund.

Prospective investors should refer to the Fund’s prospectus for a discussion of the Fund’s investment objective, strategies and risks. Call J.P. Morgan Funds Service Center at (800) 766-7722 (institutional investors) for a prospectus containing more complete information about the Fund including management fees and other expenses. Please read it carefully before investing.

J. P. Morgan Funds

CEO’s Letter (Unaudited)

September 23, 2011

Dear Shareholder:

For many investors, the main concern appears to be whether the market volatility witnessed this summer will continue into the winter.

As we enter the last quarter of 2011, concerns about softening economic data and the deteriorating debt situation in Europe continue to persist. Although we are encouraged that corporate earnings and industrial production have continued to grow, the markets suggest that investors still lack confidence in both the U.S. and Europe’s ability to address their respective economic and debt issues.

Investors flee stocks as global growth concerns mount

Concerns about the U.S. debt ceiling crisis, the credit downgrade of U.S.-issued debt, softer economic data and contagion from the European debt crisis triggered heightened volatility and a significant market downturn. In early August, all three major U.S. stock indices experienced their worst one-day performance since December 1, 2008, and the S&P 500 Index declined 5.4% in the month of August. As of August 31, 2011, the S&P 500 Index was at a level of 1,219, a decrease of 9.0% from July 21, 2011.

U.S. Treasuries rally as growth concerns fuel equity sell-off

Despite historically low yields and a credit downgrade, investors continued to invest in U.S. Treasury securities, as concerns about global economic growth and the Euro zone’s debt problems fueled a heavy rotation out of stocks and into U.S. Treasury securities. At one point, 10-year U.S. Treasury yields dipped below 2.0%, its lowest level since 1950. The yield on the 10-year U.S. Treasury declined from 3.0% to 2.2% as of the end of the reporting period ended August 31, 2011, while the yield on the 2-year U.S. Treasury dipped from 0.4% to 0.2%. Meanwhile, the yield on the 30-year U.S. Treasury bond also fell from 4.3% to 3.6% as of the end of the period.

Quote: “For many investors, the main concern appears to be whether the market volatility witnessed this summer will continue into the winter.”

The European debt crisis—how deep?

The seemingly interminable European sovereign debt crisis continues to impact global markets. Both European governments and the European Central Bank (ECB) have made attempts to calm financial markets with low-interest loans to Greece and limited ECB purchases of sovereign debt. However, many investors remain skeptical about the rescue attempts and concerns about the crisis persist and will likely continue to contribute to market volatility.

As always, we encourage investors to be mindful of the impact of continued market uncertainty and unexpected risks on the economy by taking a balanced and diversified approach to investing.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-766-7722.

Sincerely yours,

George C.W. Gatch

CEO, Investment Management Americas

J.P. Morgan Asset Management

JPMorgan Current Income Fund

FUND SUMMARY

FOR THE PERIOD JULY 21, 2011 (FUND INCEPTION DATE) THROUGH AUGUST 31, 2011 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Institutional Class Shares)*	0.02%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.02%

Net Assets as of 8/31/2011	$10,002,750

INVESTMENT OBJECTIVE AND STRATEGIES**

The JPMorgan Current Income Fund (the “Fund”) seeks current income while seeking to maintain a low volatility of principal. The Fund mainly invests in high quality, U.S. dollar-denominated short-term fixed and floating rate debt securities. The Fund’s dollar-weighted average maturity will normally be 90 days or less and, under normal conditions it will invest more than 25% of its assets in securities issued by companies in the banking industry. Assets are allocated among a range of sectors and individual securities that the Fund’s advisor believes will perform well over time, based on strategic positioning and other tactical considerations.

PORTFOLIO COMPOSITION***
Commercial Paper	62.5%
Certificates of Deposit	29.2
Time Deposit	4.3
U.S. Government Agency Securities	3.0
Corporate Bond	1.0

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based upon total investments as of August 31, 2011. The Fund’s composition is subject to change.

JPMorgan Current Income Fund

FUND SUMMARY

FOR THE PERIOD JULY 21, 2011 (FUND INCEPTION DATE) THROUGH AUGUST 31, 2011 (Unaudited)

TOTAL RETURNS AS OF AUGUST 31, 2011

	INCEPTION DATE OF CLASS	SINCE INCEPTION*
INSTITUTIONAL CLASS SHARES	7/21/11	0.02%
SELECT CLASS SHARES	7/21/11	0.01%

*	Not annualized.

LIFE OF FUND PERFORMANCE (7/21/11 TO 8/31/11)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-766-7722 (institutional investors).

JPMorgan Current Income Fund

FUND SUMMARY

FOR THE PERIOD JULY 21, 2011 (FUND INCEPTION DATE) THROUGH AUGUST 31, 2011 (Unaudited)

The Fund commenced operations on July 21, 2011.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Class Shares of the JPMorgan Current Income Fund and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index from July 21, 2011 to August 31, 2011. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any. The performance of the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond 3 months from the rebalancing date. Investors cannot invest directly in an index.

Institutional Class Shares have a $3,000,000 minimum initial investment and carry no sales charge.

Since the Fund’s inception, it has not experienced any shareholder activity. If such shareholder activity had occurred, the Fund’s performance may have been impacted.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

JPMorgan Current Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Certificates of Deposit — 29.0%
300,000	Australia & New Zealand Banking Group Ltd., (Australia), 0.258%, 01/17/12	299,868
350,000	Barclays Bank plc, 0.900%, 09/02/11	350,013
200,000	Deutsche Bank AG, (Germany), 0.550%, 01/19/12	200,036
200,000	Mitsubishi UFJ Trust & Banking Corp., 0.300%, 10/25/11	200,014
250,000	Mizuho Corporate Bank Ltd., 0.320%, 11/28/11	249,987
300,000	Norinchukin Bank Ltd., (Japan), 0.330%, 11/23/11	299,979
350,000	Rabobank Nederland N.V., 0.400%, 10/18/11	350,094
250,000	Shizuoka Bank, 0.270%, 09/14/11	250,000
	Svenska Handelsbanken, Inc.
350,000	0.200%, 10/06/11	349,994
50,000	0.455%, 02/24/12	49,996
300,000	Toronto-Dominion Bank (The), (Canada), 0.260%, 01/09/12	300,012

	Total Certificates of Deposit (Cost $ 2,900,093)	2,899,993

	Commercial Paper — 62.0% (n)
250,000	ASB Finance Ltd., 0.336%, 01/20/12 (e) (m)	249,630
295,000	Atlantic Asset Corp., 0.200%, 09/01/11 (e)	294,998
300,000	Atlantis One Funding Corp., 0.210%, 10/13/11 (e)	299,949
425,000	BNZ International Funding Ltd., 0.241%, 10/21/11 (e)	424,861
250,000	Charta Corp., 0.200%, 09/21/11 (e)	249,982
250,000	Commonwealth Bank of Australia Ltd., (Australia), 0.371%, 02/06/12 (e)	249,553
220,000	Credit Suisse First Boston LLC, 0.219%, 10/17/11	219,927
300,000	DnB NOR Bank ASA, 0.210%, 10/20/11 (e)	299,892
300,000	Erste Finance LLC, 0.200%, 09/21/11 (e)	299,968
262,000	General Electric Capital Corp., 0.250%, 12/12/11	261,853
250,000	Gotham Funding Corp., 0.200%, 09/15/11 (e)	249,979
250,000	ING U.S. Funding LLC, 0.421%, 01/06/12	249,665
250,000	Macquarie Bank Ltd., (Australia), 0.450%, 11/08/11 (e)	249,828
	Nordea North America, Inc.
150,000	0.211%, 10/28/11	149,944
300,000	0.320%, 01/20/12	299,556
250,000	Oversea-Chinese Banking Corp. Ltd., 0.321%, 11/28/11	249,803
250,000	PB Finance Delaware, Inc., 0.470%, 09/13/11 (e)	249,958
250,000	Rheingold Securitisation Ltd., 0.500%, 10/20/11 (e)	249,908

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Commercial Paper — Continued
250,000	Rhein-Main Securities Ltd., 0.481%, 10/11/11 (e)	249,928
250,000	Skandinaviska Enskilda Banken AB, 0.249%, 09/07/11 (e)	249,988
250,000	Societe Generale North America, Inc., 0.180%, 09/01/11	249,999
250,000	UBS Finance Delaware LLC, 0.300%, 11/28/11	249,810
400,000	Westpac Banking Corp., (Australia), 0.361%, 02/06/12 (e)	399,700

	Total Commercial Paper (Cost $6,198,264)	6,198,679

	Corporate Bond — 1.0%
100,000	Goldman Sachs Group, Inc. (The), 6.600%, 01/15/12 (Cost $102,015)	102,086

	Time Deposit — 4.2%
425,000	Credit Agricole S.A., 0.130%, 09/01/11 (Cost $425,000)	425,000

	U.S. Government Agency Securities — 3.0%
	Federal Home Loan Bank
250,000	DN, 0.200%, 01/25/12 (n)	249,970
50,000	0.230%, 08/13/12	49,988

	Total U.S. Government Agency Securities (Cost $299,796)	299,958

SHARES
	Investment Company — 0.0% (g)
985	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (b) (l) (Cost $985)	985

	Total Investments — 99.2% (Cost $9,926,153)	9,926,701

	Other Assets in Excess of Liabilities — 0.8%	76,049
	NET ASSETS — 100.0%	$10,002,750

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Current Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

DN - Discount Notes

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	Amount rounds to less than 0.1%.
(l)	The rate shown is the current yield as of August 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and forward foreign currency contracts.
(n)	The rate shown is the effective yield at the date of purchase.

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2011 (Unaudited)

Current Income Fund
ASSETS:
Investments in non-affiliates, at value	$9,925,716
Investments in affiliates, at value	985

Total investment securities, at value	9,926,701
Receivables:
Interest from non-affiliates	5,911
Dividends from affiliates	2
Due from Advisor	23,789
Prepaid expenses and other assets	71,981

Total Assets	10,028,384

LIABILITIES:
Accrued liabilities:
Shareholder servicing fees	13
Custodian and accounting fees	3,652
Trustees’ and Chief Compliance Officer’s fees	56
Audit fees	10,638
Registration fees	10,234
Other	1,041

Total Liabilities	25,634

Net Assets	$10,002,750

NET ASSETS:
Paid in capital	$10,002,179
Accumulated net realized gains (losses)	23
Net unrealized appreciation (depreciation)	548

Total Net Assets	$10,002,750

NET ASSETS:
Institutional Class	$9,902,739
Select Class	100,011

Total	$10,002,750

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Institutional Class	990,217
Select Class	10,001

Net asset value :
Institutional Class - Offering and redemption price per share	$10.00
Select Class - Offering and redemption price per share	10.00
Cost of investments in non-affiliates	$9,925,168
Cost of investments in affiliates	985

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED AUGUST 31, 2011 (Unaudited)

Current Income Fund (a)
INVESTMENT INCOME:
Interest income from non-affiliates	$2,923
Dividend income from affiliates	10

Total investment income	2,933

EXPENSES:
Investment advisory fees	1,685
Administration fees	993
Shareholder servicing fees:
Institutional Class	1,112
Select Class	28
Custodian and accounting fees	3,652
Professional fees	14,171
Trustees’ and Chief Compliance Officer’s fees	56
Printing and mailing costs	6,086
Registration and filing fees	15,480
Transfer agent fees	955
Other	562

Total expenses	44,780

Less amounts waived	(12,409)
Less earnings credits	(1)
Less expense reimbursements	(31,616)

Net expenses	754

Net investment income (loss)	2,179

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	23
Change in net unrealized appreciation (depreciation) of investments in non-affiliates	548

Net realized/unrealized gains (losses)	571

Change in net assets resulting from operations	$2,750

(a)	Commencement of operations was July 21, 2011.

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS

FOR THE PERIOD INDICATED

Current Income Fund
Period Ended
8/31/2011(Unaudited)(a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$2,179
Net realized gain (loss)	23
Change in net unrealized appreciation (depreciation)	548

Change in net assets resulting from operations	2,750

DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class
From net investment income	(2,174)
Select Class
From net investment income	(5)

Total distributions to shareholders	(2,179)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	10,002,179

NET ASSETS :
Change in net assets	10,002,750
Beginning of period	—

End of period	$10,002,750

CAPITAL TRANSACTIONS:
Institutional Class
Proceeds from shares issued	$9,900,000
Dividends and distributions reinvested	2,174

Change in net assets from Institutional Class capital transactions	$9,902,174

Select Class
Proceeds from shares issued	$100,000
Dividends and distributions reinvested	5

Change in net assets from Select Class capital transactions	$100,005

Total change in net assets from capital transactions	$10,002,179

SHARE TRANSACTIONS:
Institutional Class
Issued	990,000
Reinvested	217

Change in Institutional Class Shares	990,217

Select Class
Issued	10,000
Reinvested	1

Change in Select Class Shares	10,001

(a)	Commencement of operations was July 21, 2011.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

FOR THE PERIOD INDICATED

	Per share operating performance											Ratios/Supplemental data
		Investment operations						Distributions						Ratios to average net assets (a)
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net asset value, end of period	Total return (b)(c)	Net assets, end of period (000’s)	Net expenses (d)(g)	Net investment income (loss) (g)	Expenses without waivers, reimbursements and earnings credits (g)	Portfolio turnover rate (b)
Current Income Fund
Institutional Class
July 21, 2011(e) through August 31, 2011 (unaudited)	$10.00	$—	(f)	$—	(f)	$—	(f)	$—	(f)	$10.00	0.02%	$9,903	0.07%	0.20%	3.65%	0%
Select Class
July 21, 2011(e) through August 31, 2011 (unaudited)	10.00	—	(f)	—	(f)	—	(f)	—	(f)	10.00	0.01	100	0.21	0.05	3.78	0

(a)	Annualized for periods less than a year.
(b)	Not annualized of periods less than a year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(e)	Commencement of operations.
(f)	Amount rounds to less than $0.01.
(g)	Certain non-recurring expenses incurred by the Fund were not annualized for the period ended August 31, 2011.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2011 (Unaudited)

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following is a separate fund of the Trust (the “Fund”) covered by this report:

	Classes Offered	Diversified/Non- Diversified
Current Income Fund	Institutional Class and Select Class	Diversified

The Fund commenced operations on July 21, 2011. Currently, the Fund is not publicly offered for investment.

The Fund’s investment objective is to seek current income while seeking to maintain a low volatility of principal.

All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on readily available market quotations received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options shall generally be valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s current day closing net asset value per share. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$985	$9,925,716	$—	$9,926,701

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 1 consists of a money market mutual fund that is held for daily investment of cash. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended August 31, 2011.

B. Offering and Organization Costs — Offering costs (Registration and filing fees) paid in connection with the offering of shares of the Fund are amortized on a straight line basis over 12 months from the date the Fund commenced operations. Costs paid in connection with the organization of the Fund were recorded as an expense at the time it commenced operations and are included as part of Professional fees on the Statement of Operations.

C. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend.

D. Allocation of Income and Expenses — In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses directly attributable to a fund are charged directly to that fund while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. Each class of shares bears its pro-rata portion of expenses attributable to the Fund, except that each class separately bears expenses related specifically to that class, such as distribution and shareholder servicing fees.

E. Federal Income Taxes — The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits or losses will significantly change in the next twelve months. However, the Fund’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund’s Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.

F. Dividends and Distributions to Shareholders — Dividends from net investment income are generally declared daily and paid monthly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by the Fund at least annually. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”) acts as the investment advisor to the Fund. The Advisor is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”). The Advisor supervises the investments of the Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual fee rate of 0.15% of the Fund’s average daily net assets.

The Advisor waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the period ended August 31, 2011, the annualized effective rate was 0.09% of the Fund’s average daily net assets.

The Administrator waived Administration fees as outlined in Note 3.F.

J.P. Morgan Investor Services, Co. (“JPMIS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Fund’s sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMIS receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of the Fund’s shares. Currently, the Distributor receives no compensation in its capacity as the Fund’s underwriter.

D. Shareholder Servicing Fees — The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

Institutional Class	Select Class
0.10%	0.25%

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, provides portfolio custody and accounting services for the Fund. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees in the Statement of Operations. The custodian fees may be reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense to affiliates in the Statement of Operations.

F. Waivers and Reimbursements — The Advisor, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expense related to short sales, interest, taxes, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Fund’s average daily net assets as shown in the table below:

Institutional Class	Select Class
0.25%	0.40%

The contractual expense limitation agreement was in effect for the period ended August 31, 2011. The contractual expense limitation percentages in the table above are in place until at least June 30, 2012. In addition, the Fund’s service providers have voluntarily waived fees during the period ended August 31, 2011. However, the Fund’s service providers are under no obligation to do so and may discontinue such voluntary waivers at any time.

For the period ended August 31, 2011, the Fund’s service providers waived fees and/or reimbursed expenses for the Fund as follows. None of these parties expects the Fund to repay any such waived fees and/or reimbursed expenses in future years.

Contractual Waivers
Investment Advisory	Administration	Shareholder Servicing	Total	Contractual Reimbursements
$1,685	$993	$1,123	$3,801	$29,545

Voluntary Waivers
		Offering Costs	Total	Voluntary Reimbursements
		$8,608	$8,608	$2,071

Additionally, the Fund may invest in one or more money market funds advised by the Advisor or its affiliates. The Advisor, Administrator and Distributor as shareholder servicing agent waive fees in an amount sufficient to offset the respective fee charges to the affiliated money market fund on the Fund’s investment in such affiliated money market fund. A portion of the waiver is voluntary.

There were no waivers resulting from investments in the money market funds for the period ended August 31, 2011.

G. Other — Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statement of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the period ended August 31, 2011, the Fund may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Fund may use related party broker/dealers. For the period ended August 31, 2011, the Fund did not incur any brokerage commissions with broker/dealers affiliated with the Advisor.

The Securities and Exchange Commission has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. Investment Transactions

During the period ended August 31, 2011, purchases and sales of investments (excluding short-term investments) were as follows:

Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
$49,998	$—

During the period ended August 31, 2011, there were no purchases or sales of U.S. Government securities.

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at August 31, 2011, were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$9,926,153	$979	$431	$548

Net capital losses recognized by the Fund may get carried forward indefinitely, and retain their character as short-term and/or long term losses.

6. Borrowings

The Fund relies upon an exemptive order (“Order”) permitting the establishment and operation of an Interfund Lending Facility (“Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The Interfund Loan Rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because it is an investment company in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 15, 2011.

The Fund had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at August 31, 2011, or at any time during the period then ended.

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates in the Statement of Operations.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

The Fund’s shares are currently held by the Fund’s Advisor. Once the Fund’s shares are sold to the public, the Fund’s Advisor or an affiliate may from time to time exercise discretion, including on behalf of certain of its clients with respect to the purchase or sale of a significant portion of the Fund’s outstanding shares. Investment activities on behalf of these shareholders could impact the Fund’s performance.

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, March 1, 2011, and continued to hold your shares at the end of the reporting period, August 31, 2011.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value, March 1, 2011	Ending Account Value, August 31, 2011	Expenses Paid During March 1, 2011 to August 31, 2011	Annualized Expense Ratio
Current Income Fund
Institutional Class
Actual*	$1,000.00	$1,000.20	$0.08	0.07%
Hypothetical**	1,000.00	1,024.78	0.36	0.07
Select Class
Actual*	1,000.00	1,000.10	0.24	0.21
Hypothetical**	1,000.00	1,024.08	1.07	0.21

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 41/366 (to reflect the actual period). Actual Expenses reflect a beginning account value as of July 21, 2011 (commencement of operations).
**	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Unaudited)

The Board of Trustees meets regularly throughout the year and considers factors that are relevant to its annual consideration of investment advisory agreements at each meeting. The Board of Trustees has established various standing committees, composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment subcommittees (money market and alternative products, equity, and fixed income) also meet for the specific purpose of considering approvals of initial advisory agreements for new funds. At their February 2011 in person meeting, the Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the initial advisory agreement or any of their affiliates (“Independent Trustees”), approved the initial investment advisory agreement (the “New Advisory Agreement”) for the JPMorgan Current Income Fund (the “Fund”).

In connection with the approval of the New Advisory Agreement, the Trustees reviewed written materials prepared by the Advisor and received oral presentations from Advisor personnel. Prior to voting, the Trustees reviewed the proposed approval of the New Advisory Agreement with representatives of the Advisor and with counsels to the Trust and independent Trustees and received a memorandum from independent counsel to the Trustees discussing the legal standards for their consideration of the proposed approval. The Trustees also discussed the proposed approval in an executive session with counsels to the Trust and independent Trustees at which no representatives of the Advisor were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve the New Advisory Agreement.

In their deliberations, there was a comprehensive consideration of the information received by the Trustees. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees determined that the proposed compensation to be received by the Advisor from the Fund under the New Advisory Agreement was fair and reasonable and that the initial approval of the New Advisory Agreement was in the best interests of the Fund and its potential shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Advisor

In connection with the approval of the New Advisory Agreement, the Trustees considered the materials furnished specifically in connection with this approval item, as well as other relevant information furnished throughout the year and the Trustees’ experience with the Advisor and its services. The Trustees considered the background and experience of the Advisor’s senior management and investment personnel, as well as the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Trustees also considered the investment strategy and investment process for the Fund, and the infrastructure supporting the portfolio management team. In addition, the Trustees considered information about the structure and distribution strategy of the Fund, how it fits within the J.P. Morgan Funds lineup, and how it will be positioned against identified peers.

The Board of Trustees also considered its knowledge of the nature and quality of the services provided by the Advisor to the J.P. Morgan Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Advisor and its affiliates, the commitment of the Advisor to provide high quality service to the

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Unaudited)

J.P. Morgan Funds, their overall confidence in the Advisor’s integrity and the Advisor’s responsiveness to concerns raised by them, including the Advisor’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the J.P. Morgan Funds.

Based on these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services to be provided to the Fund by the Advisor.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Advisor and its affiliates as a result of their relationship with the J.P. Morgan Funds. The Board considered that the Advisor does not currently intend to use third-party soft dollar arrangements with respect to securities transactions it executes for the Fund.

The Trustees also considered that JPMorgan Funds Management, Inc. (“JPMFM”) and JPMorgan Distribution Services, Inc. (“JPMDS”), affiliates of the Advisor, will earn fees from the Fund for providing administrative and shareholder services. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting and other related services. The Trustees also considered that any fall-out benefits would be comparable to those related to the other actively managed funds in the complex and were consistent with the approval of the investment advisory agreement

Economies of Scale

The Trustees noted that the proposed investment advisory fee schedule for the Fund does not contain breakpoints. The Trustees considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the fee waivers and expense limitations that the Advisor has in place that serve to limit the overall net expense ratio at competitive levels. The Trustees also recognized that the fee schedule for the administrative services provided by JPMFM does include a fee breakpoint, which is tied to the overall level of money market assets or non-money market fund assets excluding certain funds-of-funds, as applicable, advised by the Advisor, and that the Fund would benefit from that breakpoint. With regard to the New Advisory Agreement, the Trustees found that, with the adoption of a voluntary fee waiver and contractual cap on total expenses, shareholders would benefit from expected economies of scale that would be expected to result from growth of assets before that growth occurred.

Investment Performance

The Trustees considered the Fund’s investment strategy and process, portfolio management team and competitive positioning against identified peer funds, and concluded that the prospects for competitive future performance were acceptable.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate that will be paid by the Fund to the Advisor and compared that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as the Fund. The Trustees recognized that Lipper reported the Fund’s management fee rate as the combined contractual advisory fee and the administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for the Fund. The Trustees considered the fee waiver and/or expense reimbursement arrangements proposed for the Fund and considered the net advisory fee rate after

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Unaudited)

taking into account any waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.

The Trustees noted that the Fund’s estimated net advisory fees and total expenses, which were considered on a class-by-class basis, were in line with identified peer funds. After considering the factors identified above, in light of the information, the Trustees concluded that the advisory fees were reasonable.

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-766-7722 (institutional investors) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-766-7722 (institutional investors) or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-766-7722 (institutional investors) and a description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Advisor. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

Semi-Annual Report

J.P. Morgan Income Funds

August 31, 2011 (Unaudited)

JPMorgan Credit Opportunities Fund

JPMorgan Emerging Markets Debt Fund

JPMorgan Multi-Sector Income Fund

JPMorgan Real Return Fund

JPMorgan Strategic Income Opportunities Fund

JPMorgan Total Return Fund

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on conditions through the end of the reporting period and are subject to change without notice based on market and other conditions. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at (800) 480-4111 for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

SEPTEMBER 23, 2011 (Unaudited)

Dear Shareholder:

For many investors, the main concern appears to be whether the market volatility witnessed this summer will continue into the winter.

As we enter the last quarter of 2011, concerns about softening economic data and the deteriorating debt situation in Europe continue to persist. Although we are encouraged that corporate earnings and industrial production have continued to grow, the markets suggest that investors still lack confidence in both the U.S. and Europe’s ability to address their respective economic and debt issues.

“For many investors, the main concern appears to be whether the market volatility witnessed this summer will continue into the winter.”

Investors flee stocks as global growth concerns mount

Concerns about the U.S. debt ceiling crisis, the credit downgrade of U.S.-issued debt, softer economic data and contagion from the European debt crisis triggered heightened volatility and a significant market downturn. In early August, all three major U.S. stock indices experienced their worst one-day performance since December 1, 2008, while the S&P 500 Index posted its worst weekly decline since March 2009 and fell 5.4% in the month of August. As of the end of the six-month reporting period ended August 31, 2011, the S&P 500 Index was at a level of 1,219, a decrease of 7.2% from six months earlier.

U.S. Treasuries rally as growth concerns fuel equity sell-off

Despite historically low yields and a credit downgrade, investors continued to invest in U.S. Treasury securities, as concerns about global economic growth and the Euro zone’s debt problems fueled a heavy rotation out of stocks and into U.S. Treasury securities. At one point, 10-year U.S. Treasury yields dipped below 2.2%, its lowest level since 1950. The yield on the 10-year U.S. Treasury declined from 3.4% to 2.2% as of the end of the six-month reporting period ended August 31, 2011, while the yield on the 2-year Treasury dipped from 0.7% to 0.2%. Meanwhile, the yield on the 30-year U.S. Treasury bond also fell from 4.5% to 3.6% as of the end of the same period.

The European debt crisis — how deep?

The seemingly interminable European sovereign debt crisis continues to impact global markets. Both European governments and the European Central Bank (ECB) have made attempts to calm financial markets with low-interest loans to Greece and limited ECB purchases of sovereign debt. However, many investors remain skeptical about the rescue attempts and concerns about the crisis persist and will likely continue to contribute to market volatility.

As always, we encourage investors to be mindful of the impact of continued market uncertainty and unexpected risks on the economy by taking a balanced and diversified approach to investing.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO-Investment Management Americas

J.P. Morgan Asset Management

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	1

J.P. Morgan Income Funds

MARKET OVERVIEW

SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited)

Uncertainty surrounding global economic growth began to dampen investors’ appetite for risk in April 2011. This negative mood among investors worsened as the market seemed to lack confidence in the ability of European governments to combat the region’s debt crisis, stoking fear about economic contagion. Concerns about the credit downgrade of U.S.-issued debt exacerbated this negative sentiment among investors.

Despite the credit downgrade, investors still sought safety in U.S. Treasury securities, helping trigger a sharp decline in interest rates for 2-, 5-, 10-, 15- and 30-year U.S. Treasury securities. Prices for these securities were higher and yields declined.

Given investors’ declining appetite for risk, agency mortgage-backed securities outperformed non-agency mortgage-backed securities during the reporting period, credit spreads widened (generally, bond prices decrease when credit spreads widen), and fixed income securities with higher-rated credit quality outperformed. Accordingly, the high yield fixed income securities (also known as “junk bonds”) market underperformed and was among the weakest performing asset classes in the U.S. taxable fixed income segment of the market. Meanwhile, emerging market debt securities were among the strongest asset classes during the reporting period, supported by a positive technical environment that helped the asset class post a positive return during the six months ended August 31, 2011.

2	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

JPMorgan Credit Opportunities Fund

FUND SUMMARY

SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	(0.16)%
Barclays Capital U.S. Credit Index	5.30%

Net Assets as of 8/31/2011 (In Thousands)	$63,339
Duration as of 8/31/2011	4.4 Years

INVESTMENT OBJECTIVE**

The JPMorgan Credit Opportunities Fund (the “Fund”) seeks to provide current income with a secondary objective of capital appreciation.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund invested its assets in investment grade and non-investment grade taxable fixed income securities (non-investment grade securities are also known as junk bonds and high yield securities), as well as municipal bond securities. Concerns about slowing economic growth and investors’ declining appetite for risk negatively impacted non-investment grade taxable fixed income securities during the reporting period, which detracted from the Fund’s return and caused, in part, its underperformance versus the Barclays Capital U.S. Credit Index (the “Benchmark”) during the six months ended August 31, 2011.

In addition, the Fund used credit default swaps (“CDS”) to gain exposure to areas of the fixed income market, which included long positions in high yield debt issuances with 1-2 year maturities. Market volatility late in the reporting period led many investors to sell assets perceived as risky and use CDS to take short positions in high yield debt issuances with 1-2 year maturities. This hurt the Fund’s long positions in this segment of the debt market and detracted from the Fund’s relative performance.

Meanwhile, the Fund’s allocation to investment grade credit securities and municipal bonds contributed to its relative performance during the reporting period. Higher rated corporate bonds outperformed lower rated corporate bonds as investors’ appetite for risk decreased. The Fund’s allocation to high quality municipal bonds contributed to relative performance as they outperformed investment grade bonds of similar maturity. In addition, the Fund was underweight bank debt relative to the Benchmark, which underperformed other investment grade bonds. This positioning contributed to the Fund’s relative performance.

HOW WAS THE FUND POSITIONED?

The Fund continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. When the Fund’s portfolio managers believed that CDS were attractively valued, they used these instruments to initiate long and short exposures in areas of the fixed income market.

PORTFOLIO COMPOSITION***
Corporate Bonds	65.4%
Municipal Bonds	5.5
Loan Participations & Assignments	1.0
Others (each less than 1.0%)	1.2
Short-Term Investments	26.9

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based upon total investments as of August 31, 2011. The Fund’s composition is subject to change.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	3

JPMorgan Credit Opportunities Fund

FUND SUMMARY

SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited) (continued)

TOTAL RETURNS AS OF AUGUST 31, 2011

	INCEPTION DATE OF CLASS	6 MONTH*	SINCE INCEPTION*
CLASS A SHARES	12/1/10
Without Sales Charge		(0.20)%	2.07%
With Sales Charge**		(3.98)	(1.76)
CLASS C SHARES	12/1/10
Without CDSC		(0.55)	1.56
With CDSC***		(1.55)	0.56
CLASS R2 SHARES	12/1/10	(0.43)	1.74
CLASS R5 SHARES	12/1/10	(0.11)	2.23
CLASS R6 SHARES	12/1/10	(0.08)	2.27
SELECT CLASS SHARES	12/1/10	(0.16)	2.14

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the periods.

LIFE OF FUND PERFORMANCE (12/1/2010 – 8/31/2011)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on December 1, 2010.

Effective September 15, 2011, the Fund’s investment strategies changed and performance would have been different if the Fund was managed using its current strategies.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Credit Opportunities Fund, the Barclays Capital U.S. Credit Index and the Lipper General Bond Funds Index from December 1, 2010 to August 31, 2011. The performance of the Lipper General Bond Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any. The performance of the Barclays Capital U.S. Credit Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper General Bond Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Barclays Capital U.S. Credit Index is a sub-index of the Barclays Capital U.S. Government/Credit Index. It includes both corporate and non-corporate sectors. The corporate sectors are Industrial, Utility, and Finance, which include both U.S. and non-U.S. corporations. The non-corporate sectors are Sovereign, Supranational, Foreign Agency, and Foreign Local Government. The Lipper General Bond Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an Index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

JPMorgan Emerging Markets Debt Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	7.41%
J.P. Morgan Emerging Markets Bond Index Global	7.98%

Net Assets as of 8/31/2011 (In Thousands)	$509,375
Duration as of 8/31/2011	6.9 Years

INVESTMENT OBJECTIVE**

The JPMorgan Emerging Markets Debt Fund seeks to provide high total return from a portfolio of fixed income securities of emerging markets issuers.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s overweight exposure to Belarus sovereign debt versus the J.P. Morgan Emerging Markets Bond Index Global (the “Benchmark”) detracted from relative performance, as several ratings agencies downgraded Belarus-issued debt. The Fund’s security selection in Kazakhstan also detracted from relative performance, driven by the Fund’s exposure to corporate debt in the banking sector. Meanwhile, the Fund used currency derivatives to establish a short position in the euro versus the U.S. dollar. This short position detracted from relative performance as the euro gained versus the U.S. dollar during the reporting period.

The Fund’s exposure to local currency Colombia-issued debt contributed to performance after the country’s credit rating was upgraded. Indonesian debt also benefited from a credit rating upgrade and the Fund’s exposure to sovereign debt contributed to relative performance. The Fund’s use of credit default swaps (“CDS”) in Hungary contributed to relative performance. Hungarian CDS spreads widened during the reporting period, as investors ratcheted up their expectations for the likelihood of Hungary defaulting on its debt. The Fund’s CDS were purchased as protection against default and benefited from the spread widening.

HOW WAS THE FUND POSITIONED?

The Fund was managed with a focus on “weighted spread duration” versus the Benchmark. Spread duration is a measure of expected price sensitivity to changes in the market spreads. During the reporting period, the Fund’s portfolio managers were overweight spread durations versus the Benchmark in countries that they believed would outperform the Benchmark and were underweight spread durations in countries that they believed would underperform the Benchmark.

The Fund used CDS to obtain overweight and underweight exposures versus the Benchmark to individual bonds and countries. In addition, the Fund used U.S. Treasury futures to hedge the duration (price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates) of the Fund back to the Benchmark.

The Fund’s portfolio managers combined top-down macroeconomic research, identifying the key themes driving emerging markets, with bottom-up fundamental research, rigorously researching individual countries and bonds in an effort to find attractive investment opportunities. The Fund’s portfolio managers identified what they believed to be attractive investment opportunities among higher yielding sovereign debt, investment grade sovereign debt and corporate debt that appeared poised to benefit from a stable global interest rate environment and continued outperformance in growth prospects. In addition, the Fund’s portfolio managers used currency derivatives to take positions in currencies based on their top-down macroeconomic research, as well as to hedge several of the Fund’s foreign-denominated securities back to the U.S. dollar.

As of August 31, 2011, the top-five over- and underweights based on the weighted spread duration versus the Benchmark are summarized in the table below.

Country	Weighted Spread Duration	Weighted Spread Duration (INDEX)
Top 5 Overweights:
Argentina	0.16	0.15
Peru	0.10	0.24
Mexico	0.10	0.99
Qatar	0.07	0.00
Kazakhstan	0.06	0.11
Top 5 Underweights:
Chile	(0.07)	0.10
Korea	(0.10)	0.00
Malaysia	(0.10)	0.10
Poland	(0.12)	0.12
Lebanon	(0.14)	0.14

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	5

JPMorgan Emerging Markets Debt Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited) (continued)

PORTFOLIO COMPOSITION***
Foreign Government Securities	78.2%
Corporate Bonds	16.8
U.S. Treasury Obligations	1.1
Others (each less than 1%)	0.6
Short-Term Investment	3.3

SUMMARY OF INVESTMENTS BY COUNTRY***
Mexico	11.9%
Russia	10.9
Brazil	8.6
Venezuela	7.9
Turkey	7.6
Indonesia	6.6
Argentina	5.5
Philippines	5.3
United States	4.4
Peru	3.4
Kazakhstan	3.0
Colombia	2.5
Ukraine	2.2
Hungary	2.0
Panama	1.5
Belarus	1.5
South Africa	1.4
Dominican Republic	1.3
Lithuania	1.3
Sri Lanka	1.0
Qatar	1.0
El Salvador	1.0
Others (each less than 1.0%)	8.2

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based upon total investments as of August 31, 2011. The Fund’s composition is subject to change.

6	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2011

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	6/30/06
Without Sales Charge		7.27%	8.05%	6.00%	10.51%
With Sales Charge**		3.24	4.06	5.19	10.09
CLASS C SHARES	6/30/06
Without CDSC		7.01	7.40	5.48	10.24
With CDSC***		6.01	6.40	5.48	10.24
CLASS R5 SHARES	5/15/06	7.50	8.41	6.49	10.78
SELECT CLASS SHARES	4/17/97	7.41	8.22	6.27	10.66

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/01 TO 8/31/11)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The returns for the Class A and Class C Shares prior to their inception date are based on the performance of the Select Class Shares. The actual returns of the Class A and Class C Shares would have been lower than shown because Class A and Class C Shares have higher expenses than Select Class Shares.

Returns for Class R5 Shares prior to their inception date are based on the performance of the Select Class Shares. The actual returns of Class R5 Shares would have been different than shown because Class R5 Shares have different expenses than Select Class Shares.

The graph illustrates comparative performance for $1,000,000 invested in the Select Class Shares of the JPMorgan Emerging Markets Debt Fund, the J.P. Morgan Emerging Markets Bond Index Global and the Lipper Emerging Markets Debt Funds Index from August 31, 2001 to August 31, 2011. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the J.P. Morgan Emerging Markets Bond Index Global does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Emerging Markets Debt Funds Index includes expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The J.P. Morgan Emerging Markets Bond Index Global tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. The index is administered by JPMorgan Securities Inc., an affiliate of the advisor. The Lipper Emerging Markets Debt Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

The Select Class Shares have a minimum investment of $1,000,000 and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations. The Fund is also subject to the additional risk of nondiversified “regional” fund investing.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	7

JPMorgan Multi-Sector Income Fund

FUND SUMMARY

SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	0.27%
Barclays Capital U.S. Aggregate Index	5.49%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.08%

Net Assets as of 8/31/2011 (In Thousands)	$361,570
Duration as of 8/31/2011	3.0 Years

INVESTMENT OBJECTIVE**

The JPMorgan Multi-Sector Income Fund (the “Fund”) seeks to provide long-term total return.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

Relative to the Barclays Capital U.S. Aggregate Index, the Fund had exposure to a broader range of asset classes during the reporting period. The Fund invested in emerging markets debt, investment grade fixed income securities, high yield fixed income securities (also known as “junk bonds”), asset-backed securities, mortgage-backed securities and U.S. Treasury securities.

Given the sharp decline in interest rates during the reporting period, the Fund’s relative underperformance versus the Barclays Capital U.S. Aggregate Index was driven by its shorter duration. Duration is used to measure the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease, respectively, in price as interest rates go down or up, respectively, versus bonds with shorter duration.

In terms of absolute return, the Fund’s exposure to high yield fixed income securities detracted from performance as concerns about slowing economic growth hurt the asset class. The Fund gained exposure to high yield fixed income securities through the purchase of bonds and the use of credit default swaps. Although the Fund tactically managed its exposure to high yield bonds as market volatility increased during the reporting period, the Fund’s investments in the asset class were a net detractor from the Fund’s absolute return. Using futures contracts, the Fund implemented a short position in

U.S. Treasury securities in an effort to manage the Fund’s duration. This short position detracted from the Fund’s absolute return as U.S. Treasury securities rallied during the reporting period.

The Fund’s exposure to investment grade fixed income securities contributed to its absolute return. The downward move in interest rates offset widening credit spreads in investment grade securities and this asset class outperformed (generally, bond prices decrease when credit spreads widen and increase when interest rates decline). In addition, the Fund used currency derivatives to gain exposure to currencies that the Fund’s portfolio managers believed were poised to appreciate versus the U.S. dollar. The Fund’s exposure to the Chinese Yuan contributed to the Fund’s absolute return during the reporting period, as the Yuan appreciated against the U.S. dollar.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund invested opportunistically across different markets and sectors. The Fund applied a flexible investment approach and was not managed to a benchmark. This allowed the Fund to shift its allocations based on changing market conditions during the reporting period.

In April 2011, the Fund took advantage of strength in the high yield bond market and scaled backed its exposure to this asset class. In May 2011, as softening economic data gave way to rising risk aversion among investors, the Fund continued to scale back its exposure to high yield bonds and, in June 2011, tactically purchased protection on its high yield positions through credit default swap indices. The Fund’s exposure to high yield bonds remained small throughout the remainder of the reporting period. Among foreign currencies, the Fund’s largest exposure during the reporting period was to the Chinese Yuan.

8	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PORTFOLIO COMPOSITION***
Corporate Bonds	49.9%
Foreign Government Securities	13.8
Mortgage Pass-Through Securities	9.1
Collateralized Mortgage Obligations	7.0
Asset-Backed Securities	5.4
Short-Term Investment	14.8

SUMMARY OF INVESTMENTS BY COUNTRY***
United States	70.6%
United Kingdom	7.9
Australia	6.4
France	3.3
Netherlands	2.8
Mexico	2.3
South Africa	1.2
Finland	1.0
Others (each less than 1.0%)	4.5

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based upon total investments as of August 31, 2011. The Fund’s composition is subject to change.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	9

JPMorgan Multi-Sector Income Fund

FUND SUMMARY

SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited) (continued)

TOTAL RETURNS AS OF AUGUST 31, 2011

	INCEPTION DATE OF CLASS	6 MONTH*	SINCE INCEPTION*
CLASS A SHARES	12/1/10
Without Sales Charge		0.15%	1.17%
With Sales Charge**		(3.59)	(2.63)
CLASS C SHARES	12/1/10
Without CDSC		(0.19)	0.71
With CDSC***		(1.19)	(0.29)
CLASS R2 SHARES	12/1/10	(0.04)	0.92
CLASS R5 SHARES	12/1/10	0.35	1.48
SELECT CLASS SHARES	12/1/10	0.27	1.36

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the periods.

LIFE OF FUND PERFORMANCE (12/1/2010 – 8/31/2011)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on December 1, 2010.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Multi-Sector Income Fund, the Barclays Capital U.S. Aggregate Index, the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index and the Lipper Multi-Sector Income Funds Index from December 1, 2010 to August 31, 2011. The performance of the Lipper Multi-Sector Income Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any. The performance of the Barclays Capital U.S. Aggregate Index and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Multi-Sector Income Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Barclays Capital U.S. Aggregate Index is an unmanaged index that represents securities that are

SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond 3 months from the rebalancing date. The Lipper Multi-Sector Income Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an Index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

10	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

JPMorgan Real Return Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	9.43%
Barclays Capital U.S. TIPS Index	9.69%

Net Assets as of 8/31/2011 (In Thousands)	$117,415
Duration as of 8/31/2011	8.2 Years

INVESTMENT OBJECTIVE**

The JPMorgan Real Return Fund (the “Fund”) seeks to maximize inflation protected return.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

During the six months ended August 31, 2011, the Fund (Select Class Shares) invested nearly all of its assets in Treasury Inflation Protected Securities (“TIPS”), posting a positive absolute return but underperforming the Barclays Capital U.S. TIPS Index.

During the reporting period, investors sought safety in U.S. Treasuries, helping trigger a sharp decline in interest rates for 2-, 5-, 10-, 15- and 30-year U.S. Treasury securities. Prices for these securities, including TIPS, were higher and yields declined. Inflation, as measured by the Consumer Price Index — All Urban Consumers (“CPI-U”), ended the reporting period slightly higher, which also contributed to the performance of TIPS during the reporting period. Investors, however, lowered their expectations for future inflation as the 2-, 5-, 10- and 30-year breakeven inflation rates (the difference between the nominal yield on a U.S. Treasury security and the yield on a Treasury Inflation Protected Security of the same maturity) declined.

HOW WAS THE FUND POSITIONED?

Nearly all of the Fund’s assets were allocated to TIPS during the six months ended August 31, 2011. The Fund’s portfolio managers actively monitored and managed the Fund’s duration and made tactical investments in areas of the real yield curve (the real yield curve shows the relationship between yields and maturity dates for TIPS) that they believed were the most attractive from a risk/reward perspective. The Fund’s portfolio managers began the reporting period with long exposure to 5- year TIPS and unwound this position over the course of the reporting period as it performed well. The Fund finished the reporting period with long exposure versus the Benchmark to 30-year TIPS, using future contracts in conjunction with TIPS to help implement this exposure.

PORTFOLIO COMPOSITION***
U.S. Treasury Obligation	99.5%
Others (each less than 1.0%)	0.2
Short-Term Investment	0.3

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based upon total investments as of August 31, 2011. The Fund’s composition is subject to change.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	11

JPMorgan Real Return Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2011

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS A SHARES	9/1/05
Without Sales Charge		9.34%	10.34%	5.45%	4.45%
With Sales Charge**		5.20	6.16	4.65	3.79
CLASS C SHARES	9/1/05
Without CDSC		8.90	9.65	4.88	3.90
With CDSC***		7.90	8.65	4.88	3.90
INSTITUTIONAL CLASS SHARES	9/1/05	9.38	10.61	5.82	4.85
SELECT CLASS SHARES	9/1/05	9.43	10.50	5.69	4.71

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (9/1/05 TO 8/31/11)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on September 1, 2005.

The graph illustrates comparative performance for $1,000,000 invested in the Select Class Shares of the JPMorgan Real Return Fund, Barclays Capital U.S. TIPS Index and Lipper Treasury Inflation-Protected Securities Funds Index from September 1, 2005 to August 31, 2011. The performance of the indices reflects an initial investment at the end of the month preceding the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Barclays Capital U.S. TIPS Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Treasury Inflation-Protected Securities Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Barclays Capital U.S. TIPS Index is an unmanaged market index comprised of U.S. Treasury Inflation-Protected Securities. The Lipper Treasury Inflation-Protected Securities Funds Index is an index based on total returns of the 30 largest mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a minimum investment of $1,000,000 and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

12	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

JPMorgan Strategic Income Opportunities Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	(2.25)%
Barclays Capital U.S. Universal Index	4.99%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.08%

Net Assets as of 8/31/2011 (In Thousands)	$14,403,966
Duration as of 8/31/2011	0.6 Years

INVESTMENT OBJECTIVE**

The JPMorgan Strategic Income Opportunities Fund (the “Fund”) seeks to provide high total return.

HOW DID THE FUND AIM TO MEET ITS INVESTMENT OBJECTIVE?

The Fund has an absolute return orientation, which means that it was not managed relative to a benchmark during the reporting period. The Fund attempts to provide a positive total return in diverse market environments and accordingly, the Fund was not forced to meet target benchmark weights, allowing the Fund’s portfolio managers to avoid sectors that they believed were unattractive. While the Fund was not managed to a benchmark, its return was compared to the Barclays Capital U.S. Universal Index and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index. For the six months ended August 31, 2011, the Fund (Select Class Shares) underperformed the Barclays Capital U.S. Universal Index and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S RETURN?

The Fund used credit default swaps (“CDS”) to establish long positions in high yield debt issuances (also known as “junk bonds”) with 1-2 year maturities. Market volatility late in the reporting period led many investors to sell assets perceived as risky and use CDS to take short positions in high yield debt issuances with 1-2 year maturities. This hurt the Fund’s synthetic long positions in this segment of the debt market and these positions were the main driver of the Fund’s negative return for the six months ended August 31, 2011. Meanwhile, the Fund’s bond holdings in the high yield debt market also had a negative return during the reporting period.

The Fund’s exposure to collateralized mortgage obligations contributed to the Fund’s absolute return. Collateralized mortgage obligations benefited from lower-than-expected refinancing activity during the reporting period (refinancing hurts bondholders because their investments get returned at par value and they lose out on interest payments).

HOW WAS THE FUND POSITIONED?

The Fund, which has the capability to be 100% invested in cash, held a cash position of approximately 68% at the end of the reporting period. A portion of the Fund’s cash position (representing approximately 45% of net assets) was tactically held to maintain a high level of liquidity in order to take advantage of attractive investment opportunities as they are identified by the Fund’s portfolio managers. The remainder of the Fund’s cash position (representing approximately 23% of net assets) was held to support derivative positions that were used as a substitute for securities. In August 2011, the Fund used its liquidity to take advantage of what the Fund’s portfolio managers believed were attractive investment opportunities caused by the increased market volatility.

The Fund was overweight the high yield, non-agency mortgage and investment grade corporate credit sectors and underweight the emerging markets debt and sovereign debt sectors.

When the Fund’s portfolio managers believed that CDS were attractively valued, they used these instruments to initiate long and short exposures in areas of the fixed income market. The Fund also used interest-rate derivatives during the reporting period, mainly to manage the Fund’s exposure to potential changes in interest rates.

PORTFOLIO COMPOSITION***
Corporate Bonds	19.6%
Mortgage Pass-Through Securities	6.6
Collateralized Mortgage Obligations	5.3
Loan Participations & Assignments	3.7
Others (each less than 1.0%)	2.8
Short-Term Investments	62.0

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based upon total investments as of August 31, 2011. The Fund’s composition is subject to change.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	13

JPMorgan Strategic Income Opportunities Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2011

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	SINCE INCEPTION
CLASS A SHARES	10/13/08
Without Sales Charge		(2.46)%	2.41%	9.24%
With Sales Charge**		(6.14)	(1.42)	7.80
CLASS C SHARES	10/13/08
Without CDSC		(2.70)	1.83	8.72
With CDSC***		(3.70)	0.83	8.72
CLASS R5 SHARES	10/13/08	(2.24)	2.84	9.75
SELECT CLASS SHARES	10/13/08	(2.25)	2.63	9.56

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (10/13/08 TO 8/31/11)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on October 13, 2008.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Strategic Income Opportunities Fund, the Barclays Capital U.S. Universal Index, the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index and the Lipper Multi-Sector Income Funds Index from October 13, 2008 to August 31, 2011. The performance of the Lipper Multi-Sector Income Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Barclays Capital U.S. Universal Index and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index and do not reflect the deduction of expenses or a sales charge associated with a mutual fund and have been adjusted to reflect reinvestment of all dividends and capital gains of securities included in the benchmark. The performance of the Lipper Multi-Sector Income Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Barclays Capital U.S. Universal Index represents the union of the U.S. Aggregate Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, and the non-ERISA portion of the CMBS Index. The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond 3 months from the rebalancing date. The Lipper Multi-Sector Income Funds Index represents the total returns of the funds in the indicated category as defined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the commencement of operations date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

14	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

JPMorgan Total Return Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	3.49%
Barclays Capital U.S. Aggregate Index	5.49%

Net Assets as of 8/31/2011 (In Thousands)	$286,047
Duration as of 8/31/2011	4.4 Years

INVESTMENT OBJECTIVE**

The JPMorgan Total Return Fund (the “Fund”) seeks to provide high total return.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund (Select Class Shares) underperformed the Barclays Capital U.S. Aggregate Index (the “Benchmark”) for the six months ended August 31, 2011.

The Fund used credit default swaps (“CDS”) to establish long positions in high yield debt issuances (also known as “junk bonds”) with 1-2 year maturities. Market volatility late in the reporting period led many investors to sell assets perceived as risky and use CDS to take short positions in high yield debt issuances with 1-2 year maturities. This hurt the Fund’s synthetic long positions in this segment of the debt market and these positions were the main driver of the Fund’s relative underperformance versus the Benchmark for the six months ended August 31, 2011. Meanwhile, the Fund’s bond holdings in the high yield debt market and investments among asset-backed securities also had a negative return and detracted from the Fund’s relative performance during the reporting period.

The Fund’s exposure to collateralized mortgage obligations contributed to the Fund’s relative performance. Collateralized mortgage obligations benefited from lower-than-expected refinancing activity during the reporting period (refinancing hurts bondholders because their investments get returned at par value and they lose out on interest payments).

HOW WAS THE FUND POSITIONED?

The Fund was overweight the high yield, non-agency mortgage and investment grade corporate credit sectors and underweight the emerging markets debt and sovereign debt sectors.

The Fund’s portfolio managers used CDS to initiate long exposures (overweights) in areas of the market that they believed were attractively valued and short positions (underweights) in areas that they felt were not attractive from a valuation perspective. The Fund also used interest-rate derivatives during the reporting period, mainly to manage the Fund’s exposure to potential changes in interest rates. When derivatives were used as a substitute for securities, the Fund kept cash invested in money market instruments to support those positions.

PORTFOLIO COMPOSITION***
Mortgage Pass-Through Securities	27.3%
Corporate Bonds	25.6
U.S. Government Agency Securities	5.9
Collateralized Mortgage Obligations	5.3
Asset-Backed Securities	3.8
Commercial Mortgage-Backed Securities	3.6
U.S. Treasury Obligations	1.4
Others (each less than 1.0%)	0.8
Short-Term Investments	26.3

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based upon total long investments as of August 31, 2011. The Fund’s composition is subject to change.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	15

JPMorgan Total Return Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2011

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	3 YEAR	SINCE INCEPTION
CLASS A SHARES	6/16/08
Without Sales Charge		3.35%	4.92%	9.10%	9.23%
With Sales Charge**		(0.57)	0.95	7.70	7.93
CLASS C SHARES	6/16/08
Without CDSC		3.01	4.29	8.40	8.55
With CDSC***		2.01	3.29	8.40	8.55
CLASS R5 SHARES	6/16/08	3.54	5.13	9.36	9.48
SELECT CLASS SHARES	6/16/08	3.49	5.12	9.25	9.37

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (6/16/08 TO 8/31/11)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on June 16, 2008.

The graph illustrates comparative performance for $1,000,000 invested in the Select Class Shares of the JPMorgan Total Return Fund, the Barclays Capital U.S. Aggregate Index and the Lipper Intermediate Investment Grade Debt Funds Index from June 16, 2008 to August 31, 2011. The performance of the Lipper Intermediate Investment Grade Debt Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Barclays Capital U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Intermediate Investment Grade Debt Funds Index includes expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Barclays Capital U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Intermediate Investment Grade Debt Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

16	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

JPMorgan Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — 0.7%
	Non-Agency CMO — 0.7%
240	Residential Accredit Loans, Inc., Series 2004-QS16, Class 2A1, 5.000%, 12/25/19	239
219	Structured Asset Securities Corp., Series 2004-3, Class 3A1, 5.500%, 03/25/19	227

	Total Collateralized Mortgage Obligations (Cost $456)	466

Corporate Bonds — 67.0%
	Consumer Discretionary — 9.5%
	Automobiles — 1.0%
350	Ford Motor Co., 7.450%, 07/16/31	384
225	Navistar International Corp., 8.250%, 11/01/21	233

		617

	Broadcasting & Cable TV — 1.8%
125	CCH II LLC/CCH II Capital Corp., 13.500%, 11/30/16	144
	CCO Holdings LLC/CCO Holdings Capital Corp.,
65	6.500%, 04/30/21	64
170	7.000%, 01/15/19	171
	DISH DBS Corp.,
215	6.750%, 06/01/21 (e)	216
125	7.875%, 09/01/19	133
71	Mediacom LLC/Mediacom Capital Corp., 9.125%, 08/15/19	72
200	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, (Germany), 8.125%, 12/01/17 (e)	204
100	Virgin Media Finance plc, (United Kingdom), 8.375%, 10/15/19	108

		1,112

	Distributors — 0.1%
90	AmeriGas Partners LP/AmeriGas Finance Corp., 6.250%, 08/20/19	88

	Diversified Consumer Services — 0.3%
175	Service Corp. International, 8.000%, 11/15/21	187
20	Stewart Enterprises, Inc., 6.500%, 04/15/19	19

		206

	Gaming — 0.4%
100	MGM Resorts International, 9.000%, 03/15/20	107
55	Peninsula Gaming LLC/Peninsula Gaming Corp, 8.375%, 08/15/15	56
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
100	7.750%, 08/15/20	109

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Gaming — Continued
5	7.875%, 05/01/20	5

		277

	Hotels, Restaurants & Leisure — 0.7%
2	MCE Finance Ltd., (Cayman Islands), 10.250%, 05/15/18	2
50	Pinnacle Entertainment, Inc., 8.625%, 08/01/17	52
125	Royal Caribbean Cruises Ltd., (Liberia), 7.250%, 06/15/16	129
40	Seminole Hard Rock Entertainment, Inc., VAR, 2.747%, 03/15/14 (e)	36
125	Speedway Motorsports, Inc., 6.750%, 02/01/19	119
60	Vail Resorts, Inc., 6.500%, 05/01/19 (e)	60
20	Yonkers Racing Corp., 11.375%, 07/15/16 (e)	21

		419

	Household Durables — 0.7%
100	D.R. Horton, Inc., 5.625%, 01/15/16	99
125	K Hovnanian Enterprises, Inc., 10.625%, 10/15/16	112
50	Lennar Corp., 12.250%, 06/01/17	57
175	Standard Pacific Corp., 8.375%, 01/15/21	150

		418

	Media — 2.0%
150	Belo Corp., 8.000%, 11/15/16	160
70	Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.625%, 11/15/17 (e)	73
65	Clear Channel Worldwide Holdings, Inc., 9.250%, 12/15/17	70
50	CSC Holdings LLC, 8.625%, 02/15/19	55
	EH Holding Corp.,
25	6.500%, 06/15/19 (e)	25
8	7.625%, 06/15/21 (e)	8
125	Gannett Co., Inc., 9.375%, 11/15/17	134
25	Insight Communications Co., Inc., 9.375%, 07/15/18 (e)	29
125	Intelsat Jackson Holdings S.A., (Luxembourg), 7.500%, 04/01/21 (e)	121
50	NAI Entertainment Holdings LLC, 8.250%, 12/15/17 (e)	51
150	News America Holdings, Inc., 8.450%, 08/01/34	179
110	Nielsen Finance LLC/Nielsen Finance Co., 7.750%, 10/15/18 (e)	114
60	Sinclair Television Group, Inc., 9.250%, 11/01/17 (e)	64
200	Valassis Communications, Inc., 6.625%, 02/01/21	189

		1,272

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	17

JPMorgan Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Multiline Retail — 0.8%
125	HSN, Inc., 11.250%, 08/01/16	138
250	QVC, Inc., 7.500%, 10/01/19 (e)	268
150	Sears Holdings Corp., 6.625%, 10/15/18 (e)	125

		531

	Specialty Retail — 1.7%
125	ACE Hardware Corp., 9.125%, 06/01/16 (e) (m)	131
	Limited Brands, Inc.,
250	5.250%, 11/01/14	262
125	8.500%, 06/15/19	141
275	RadioShack Corp., 6.750%, 05/15/19 (e)	257
125	Rent-A-Center, Inc., 6.625%, 11/15/20	120
175	Toys R Us, Inc., 7.375%, 09/01/16 (e)	170

		1,081

	Total Consumer Discretionary	6,021

	Consumer Staples — 2.1%
	Beverages — 0.7%
250	Anheuser-Busch InBev Worldwide, Inc., 2.875%, 02/15/16	263
150	Pernod-Ricard S.A., (France), 5.750%, 04/07/21 (e)	159

		422

	Food & Staples Retailing — 0.4%
124	Ingles Markets, Inc., 8.875%, 05/15/17	129
125	Rite Aid Corp., 8.000%, 08/15/20	131

		260

	Food Products — 1.0%
200	Cargill, Inc., 7.375%, 10/01/25 (e)	272
95	JBS USA LLC/JBS USA Finance, Inc., 7.250%, 06/01/21 (e)	86
250	Kraft Foods, Inc., 4.125%, 02/09/16	270

		628

	Total Consumer Staples	1,310

	Energy — 4.6%
	Energy Equipment & Services — 0.9%
225	Exterran Holdings, Inc., 7.250%, 12/01/18 (e)	218
45	Oil States International, Inc., 6.500%, 06/01/19 (e)	45
100	Sevan Marine ASA, (Norway), VAR, 3.417%, 05/14/13 (e)	70
210	Unit Corp., 6.625%, 05/15/21	206

		539

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — 3.7%
	Alpha Natural Resources, Inc.,
25	6.000%, 06/01/19 (m)	24
45	6.250%, 06/01/21 (m)	44
	Arch Coal, Inc.,
30	7.000%, 06/15/19 (e)	30
100	7.250%, 10/01/20	99
30	7.250%, 06/15/21 (e)	30
125	Bill Barrett Corp., 9.875%, 07/15/16	137
200	Chesapeake Energy Corp., 6.875%, 08/15/18	208
100	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.250%, 12/15/17	103
	Concho Resources, Inc.,
130	6.500%, 01/15/22	131
100	7.000%, 01/15/21	103
100	Consol Energy, Inc., 8.250%, 04/01/20	108
200	El Paso Corp., 7.250%, 06/01/18	221
125	Ferrellgas LP/Ferrellgas Finance Corp., 6.500%, 05/01/21	112
100	Hilcorp Energy I LP/Hilcorp Finance Co., 8.000%, 02/15/20 (e)	104
15	Linn Energy LLC/Linn Energy Finance Corp., 6.500%, 05/15/19 (e)	14
130	Newfield Exploration Co., 6.875%, 02/01/20	135
35	Petrohawk Energy Corp., 6.250%, 06/01/19 (e)	41
140	Plains Exploration & Production Co., 6.625%, 05/01/21	141
225	QEP Resources, Inc., 6.875%, 03/01/21	235
120	Range Resources Corp., 5.750%, 06/01/21	121
125	SM Energy Co., 6.625%, 02/15/19 (e)	125
125	Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.375%, 03/15/20	127

		2,393

	Total Energy	2,932

	Financials — 21.7%
	Capital Markets — 6.7%
200	Bank of New York Mellon Corp. (The), 3.100%, 01/15/15	211
	Blackstone Holdings Finance Co. LLC,
200	5.875%, 03/15/21 (e)	211
505	6.625%, 08/15/19 (e)	561
500	CDP Financial, Inc., (Canada), 4.400%, 11/25/19 (e)	542
	Goldman Sachs Group, Inc. (The),
500	6.000%, 05/01/14	538
500	6.000%, 06/15/20	534

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Capital Markets — Continued
500	Jefferies Group, Inc., 8.500%, 07/15/19	602
450	Macquarie Group Ltd., (Australia), 7.300%, 08/01/14 (e)	499
500	Morgan Stanley, 4.100%, 01/26/15	498

		4,196

	Commercial Banks — 1.6%
175	Barclays Bank plc, (United Kingdom), VAR, 7.434%, 12/15/17 (e) (x)	158
650	PNC Bank N.A., 6.875%, 04/01/18	746
140	Wachovia Capital Trust III, VAR, 5.570%, 10/03/11 (x)	123

		1,027

	Consumer Finance — 2.4%
	Ally Financial, Inc.,
150	7.500%, 09/15/20 (m)	147
70	8.000%, 11/01/31	68
150	American Express Co., 7.250%, 05/20/14	171
200	American Honda Finance Corp., 3.500%, 03/16/15 (e)	214
400	Capital One Bank USA N.A., 8.800%, 07/15/19	494
175	Ford Motor Credit Co. LLC, 8.125%, 01/15/20	196
250	SLM Corp., 6.250%, 01/25/16	256

		1,546

	Diversified Financial Services — 4.5%
	Bank of America Corp.,
500	5.875%, 01/05/21	513
280	VAR, 8.000%, 01/30/18 (x)	265
60	Cardtronics, Inc., 8.250%, 09/01/18	63
	CIT Group, Inc.,
125	6.625%, 04/01/18 (e)	125
50	7.000%, 05/02/17 (e)	49
500	CME Group Index Services LLC, 4.400%, 03/15/18 (e)	538
25	Community Choice Financial, Inc., 10.750%, 05/01/19 (e)	26
125	Deluxe Corp., 7.375%, 06/01/15	126
77	ERAC USA Finance LLC, 2.250%, 01/10/14 (e)	78
200	General Electric Capital Corp., 6.875%, 01/10/39	230
500	Hutchison Whampoa International 10 Ltd., (Cayman Islands), VAR, 6.000%, 10/28/15 (e) (x)	506
	International Lease Finance Corp.,
30	6.250%, 05/15/19	27
130	8.250%, 12/15/20	132

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Diversified Financial Services — Continued
25	8.875%, 09/01/17	26
100	Lender Processing Services, Inc., 8.125%, 07/01/16	96

		2,800

	Insurance — 4.3%
500	Aflac, Inc., 3.450%, 08/15/15 (m)	512
163	American International Group, Inc., VAR, 8.175%, 05/15/58	162
100	Catlin Insurance Co., Ltd., (Bermuda), VAR, 7.249%, 01/19/17 (e) (x)	90
55	CNO Financial Group, Inc., 9.000%, 01/15/18 (e)	57
175	Hartford Financial Services Group, Inc., VAR, 8.125%, 06/15/38	177
100	Liberty Mutual Group, Inc., VAR, 10.750%, 06/15/58 (e)	123
	Metropolitan Life Global Funding I,
500	2.000%, 01/10/14 (e)	505
200	5.125%, 06/10/14 (e)	218
	Nationwide Mutual Insurance Co.,
750	8.250%, 12/01/31 (e)	831
50	9.375%, 08/15/39 (e)	59
16	XL Group plc, (Ireland), VAR, 6.500%, 04/15/17 (x)	14

		2,748

	Real Estate Investment Trusts (REITs) — 2.2%
125	CB Richard Ellis Services, Inc., 6.625%, 10/15/20	122
60	CNL Lifestyle Properties, Inc., 7.250%, 04/15/19	52
225	DuPont Fabros Technology LP, 8.500%, 12/15/17	237
125	ERP Operating LP, 5.375%, 08/01/16	139
60	HCP, Inc., 3.750%, 02/01/16	61
250	Host Hotels & Resorts LP, 6.000%, 11/01/20	243
500	Simon Property Group LP, 6.125%, 05/30/18	563

		1,417

	Real Estate Management & Development — 0.0% (g)
25	Kennedy-Wilson, Inc., 8.750%, 04/01/19 (e)	24

	Total Financials	13,758

	Health Care — 5.3%
	Biotechnology — 1.0%
500	Amgen, Inc., 6.150%, 06/01/18	603

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	19

JPMorgan Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Health Care Equipment & Supplies — 0.2%
150	Teleflex, Inc., 6.875%, 06/01/19	149

	Health Care Providers & Services — 1.8%
200	CHS/Community Health Systems, Inc., 8.875%, 07/15/15	203
125	Fresenius Medical Care U.S. Finance, Inc., 6.875%, 07/15/17	130
	HCA, Inc.,
50	6.500%, 02/15/20	51
175	7.875%, 02/15/20	186
100	Health Management Associates, Inc., 6.125%, 04/15/16	98
370	Omnicare, Inc., 7.750%, 06/01/20	376
100	Tenet Healthcare Corp., 10.000%, 05/01/18	110

		1,154

	Pharmaceuticals — 2.3%
	Endo Pharmaceuticals Holdings, Inc.,
15	7.000%, 07/15/19 (e)	15
20	7.250%, 01/15/22 (e)	20
500	Hospira, Inc., 5.600%, 09/15/40	521
80	Mylan, Inc., 7.625%, 07/15/17 (e)	85
500	Teva Pharmaceutical Finance Co. LLC, 5.550%, 02/01/16	575
260	Valeant Pharmaceuticals International, 7.000%, 10/01/20 (e)	235

		1,451

	Total Health Care	3,357

	Industrials — 5.9%
	Aerospace & Defense — 1.3%
400	Boeing Co. (The), 7.950%, 08/15/24	568
	Esterline Technologies Corp.,
75	6.625%, 03/01/17	76
50	7.000%, 08/01/20	52
	Huntington Ingalls Industries, Inc.,
69	6.875%, 03/15/18 (e)	65
50	7.125%, 03/15/21 (e)	47
25	Kratos Defense & Security Solutions, Inc., 10.000%, 06/01/17	26

		834

	Airlines — 0.9%
200	American Airlines, Inc., 7.500%, 03/15/16 (e) (m)	181
215	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	212
187	Northwest Airlines, Inc., 7.027%, 11/01/19	187

		580

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Building Products — 0.5%
	Building Materials Corp. of America,
100	6.750%, 05/01/21 (e)	96
125	6.875%, 08/15/18 (e)	123
125	Masco Corp., 7.125%, 03/15/20	122

		341

	Commercial Services & Supplies — 0.5%
125	Aircastle Ltd., (Bermuda), 9.750%, 08/01/18 (m)	132
75	Garda World Security Corp., (Canada), 9.750%, 03/15/17 (e)	77
	R.R. Donnelley & Sons Co.,
20	7.250%, 05/15/18	18
75	7.625%, 06/15/20	69
50	Seminole Indian Tribe of Florida, 7.750%, 10/01/17 (e)	51

		347

	Construction & Engineering — 0.4%
50	Dycom Investments, Inc., 7.125%, 01/15/21	50
150	Tutor Perini Corp., 7.625%, 11/01/18	132
75	United Rentals North America, Inc., 9.250%, 12/15/19	78

		260

	Industrial Conglomerates — 1.1%
75	Actuant Corp., 6.875%, 06/15/17 (m)	76
110	Griffon Corp., 7.125%, 04/01/18	104
400	Tyco International Ltd./Tyco International Finance S.A., (Switzerland), 7.000%, 12/15/19	488

		668

	Machinery — 0.1%
35	Boart Longyear Management Pty Ltd., (Australia), 7.000%, 04/01/21 (e)	35

	Marine — 0.3%
150	CMA CGM S.A., (France), 8.500%, 04/15/17 (e)	68
10	Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., 8.625%, 11/01/17 (e)	8
68	Navios Maritime Holdings, Inc./Navios Maritime Finance U.S., Inc., 8.875%, 11/01/17	63
25	Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc., 9.250%, 04/15/19 (e)	22

		161

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Road & Rail — 0.8%
100	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.250%, 01/15/19	97
210	Kansas City Southern de Mexico S.A. de C.V., (Mexico), 6.125%, 06/15/21 (e)	209
175	RailAmerica, Inc., 9.250%, 07/01/17	189

		495

	Total Industrials	3,721

	Information Technology — 3.7%
	Communications Equipment — 0.1%
50	Brightstar Corp., 9.500%, 12/01/16 (e)	52

	Electronic Equipment, Instruments & Components — 0.4%
250	Arrow Electronics, Inc., 3.375%, 11/01/15	259

	Internet Software & Services — 0.8%
500	eBay, Inc., 3.250%, 10/15/20	490
40	Equinix, Inc., 7.000%, 07/15/21	41

		531

	IT Services — 0.1%
20	Audatex North America, Inc., 6.750%, 06/15/18 (e)	20
35	iGate Corp., 9.000%, 05/01/16 (e)	33

		53

	Semiconductors & Semiconductor Equipment — 1.5%
75	Advanced Micro Devices, Inc., 7.750%, 08/01/20 (m)	76
250	Amkor Technology, Inc., 7.375%, 05/01/18	252
500	National Semiconductor Corp., 6.600%, 06/15/17	610

		938

	Software — 0.8%
235	Intuit, Inc., 5.750%, 03/15/17	271
200	Oracle Corp., 5.750%, 04/15/18	239

		510

	Total Information Technology	2,343

	Materials — 4.7%
	Chemicals — 1.0%
200	Celanese US Holdings LLC, 6.625%, 10/15/18	212
100	CF Industries, Inc., 7.125%, 05/01/20	115
200	Lyondell Chemical Co., 11.000%, 05/01/18	223
75	PolyOne Corp., 7.375%, 09/15/20	77

		627

	Construction Materials — 0.2%
100	CRH America, Inc., 6.000%, 09/30/16	111

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Containers & Packaging — 1.1%
200	Ardagh Packaging Finance plc, (Ireland), 7.375%, 10/15/17 (e)	197
100	Ball Corp., 7.375%, 09/01/19	109
400	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, 7.125%, 04/15/19 (e)	379

		685

	Metals & Mining — 0.9%
85	AK Steel Corp., 7.625%, 05/15/20 (m)	78
75	FMG Resources August 2006 Pty Ltd., (Australia), 7.000%, 11/01/15 (e)	75
125	Steel Dynamics, Inc., 7.625%, 03/15/20	132
150	United States Steel Corp., 7.375%, 04/01/20	142
125	Vulcan Materials Co., 7.500%, 06/15/21	123

		550

	Paper & Forest Products — 1.5%
100	Appleton Papers, Inc., 10.500%, 06/15/15 (e)	100
225	Georgia-Pacific LLC, 7.750%, 11/15/29	253
	NewPage Corp.,
100	10.000%, 05/01/12	12
150	11.375%, 12/31/14	132
61	P.H. Glatfelter Co., 7.125%, 05/01/16	62
215	Verso Paper Holdings LLC/Verso Paper, Inc., 11.500%, 07/01/14	228
175	Weyerhaeuser Co., 7.375%, 03/15/32	187

		974

	Total Materials	2,947

	Telecommunication Services — 4.8%
	Diversified Telecommunication Services — 3.1%
600	BellSouth Corp., 6.875%, 10/15/31	709
300	Centel Capital Corp., 9.000%, 10/15/19	345
75	Frontier Communications Corp., 8.125%, 10/01/18	78
600	Telefonica Emisiones S.A.U., (Spain), 6.421%, 06/20/16	631
200	Windstream Corp., 7.875%, 11/01/17	210

		1,973

	Wireless Telecommunication Services — 1.7%
75	Nextel Communications, Inc., 7.375%, 08/01/15	74
100	NII Capital Corp., 7.625%, 04/01/21	102
125	Sprint Capital Corp., 6.900%, 05/01/19	123
200	VimpelCom Holdings B.V., (Netherlands), 7.504%, 03/01/22 (e)	191

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	21

JPMorgan Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Wireless Telecommunication Services — Continued
500	Vodafone Group plc, (United Kingdom), 5.375%, 01/30/15	561

		1,051

	Total Telecommunication Services	3,024

	Utilities — 4.7%
	Electric Utilities — 2.2%
200	Connecticut Light & Power Co. (The), 6.350%, 06/01/36	247
210	Detroit Edison Co. (The), 6.625%, 06/01/36	270
500	Northern States Power Co., 6.500%, 03/01/28	641
200	Spectra Energy Capital LLC, 5.500%, 03/01/14	218

		1,376

	Gas Utilities — 0.9%
	Atmos Energy Corp.,
250	4.950%, 10/15/14	276
200	8.500%, 03/15/19	270
40	Regency Energy Partners LP/Regency Energy Finance Corp., 6.500%, 07/15/21	40

		586

	Independent Power Producers & Energy Traders — 1.1%
250	Calpine Construction Finance Co. LP and CCFC Finance Corp., 8.000%, 06/01/16 (e)	264
198	Midwest Generation LLC, 8.560%, 01/02/16	195
250	NRG Energy, Inc., 7.875%, 05/15/21 (e)	246

		705

	Water Utilities — 0.5%
250	American Water Capital Corp., 6.085%, 10/15/17	296

	Total Utilities	2,963

	Total Corporate Bonds (Cost $42,761)	42,376

Foreign Government Security — 0.5%
250	Province of Quebec, (Canada), 6.350%, 01/30/26 (Cost $305)	323

Municipal Bonds — 5.6% (t)
	District of Columbia — 1.7%
1,000	District of Columbia Water & Sewer Authority, Series A, Rev., 5.500%, 10/01/39	1,088

	New York — 0.2%
100	New York City Municipal Water Finance Authority, Second General Resolution, Rev., 5.375%, 06/15/43	110

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Oklahoma — 0.2%
100		Oklahoma City Water Utilities Trust, Water & Sewer, Rev., 5.375%, 07/01/40	112

		Oregon — 1.8%
1,000		State of Oregon, University Systems Projects, Series G, GO, 5.250%, 08/01/31	1,128

		Pennsylvania — 1.7%
1,000		Pennsylvania Turnpike Commission, Subordinated Special Motor License Fund, Rev., 6.000%, 12/01/36	1,140

		Total Municipal Bonds (Cost $3,387)	3,578

Loan Participations & Assignments — 1.0%
		Consumer Discretionary — 0.1%
		Automobiles — 0.1%
85		Chrysler, Term Loan B, VAR, 6.000%, 05/24/17	76

		Energy — 0.2%
		Oil, Gas & Consumable Fuels — 0.2%
150		MEG Energy Corp., Term Loan B, VAR, 4.000%, 03/18/18	143

		Financials — 0.3%
		Diversified Financial Services — 0.3%
300		Capmark Financial Group, U.S. Term Loan, VAR, 0.000%, 03/23/11 (d)	164

		Health Care — 0.2%
		Pharmaceuticals — 0.2%
		Axcan Intermediate Holdings, Inc., Term Loan,
135		VAR, 5.500%, 02/10/17	122
15		VAR, 5.500%, 02/10/17	13

		Total Health Care	135

		Industrials — 0.1%
		Aerospace & Defense — 0.1%
50		Ducommun, Inc., Term Loan B, VAR, 5.500%, 06/28/17	49

		Trading Companies & Distributors — 0.0% (g)
35		SCH Group, 1st Lien Term Loan, VAR, 6.625%, 04/28/17	30

		Total Industrials	79

		Information Technology — 0.1%
		Electronic Equipment, Instruments & Components — 0.1%
		Sensus USA, Inc., 1st Lien Term Loan,
50		VAR, 4.750%, 05/09/17	47
—	(h)	VAR, 5.750%, 05/09/17	—	(h)

		Total Information Technology	47

		Total Loan Participations & Assignments (Cost $685)	644

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Short-Term Investments — 27.5%
	Commercial Paper — 18.6% (n)
1,000	Alpine Securitization Corp., 0.140%, 09/16/11 (e) (m)	1,000
1,200	Bank of Nova Scotia, 0.150%, 09/02/11 (m)	1,200
1,500	Barton Capital Corp., 0.320%, 09/19/11 (e) (m)	1,500
1,500	Bryant Park Funding LLC, 0.170%, 09/15/11 (e) (m)	1,500
1,750	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., 0.250%, 09/08/11 (m)	1,750
500	Liberty Street Funding LLC, 0.171%, 09/07/11 (e) (m)	500
1,200	Manhattan Asset Funding Co. LLC, 0.250%, 09/12/11 (e) (m)	1,200
1,750	Old Line Funding LLC, 0.130%, 09/20/11 (e) (m)	1,750
1,400	Thunder Bay Funding LLC, 0.130%, 09/06/11 (e) (m)	1,400

	Total Commercial Paper (Cost $11,800)	11,800

SHARES	SECURITY DESCRIPTION	VALUE($)

	Investment Companies — 8.9%
4,921	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (b) (l) (m) † (Cost $4,921)	4,921
700	JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.010%, (b) (l) (Cost $700)	700

	Total Investment Companies (Cost $5,621)	5,621

	Total Short-Term Investments (Cost $17,421)	17,421

	Total Investments — 102.3% (Cost $65,015)	64,808
	Liabilities in Excess of Other Assets — (2.3)%	(1,469)

	NET ASSETS — 100.0%	$63,339

Percentages indicated are based on net assets.

Credit Default Swaps — Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Bank of America:
Gannett Co., Inc., 6.375%, 04/01/12	5.000%, quarterly	6/20/16	4.153%	$100	$(5)	$10
Gannett Co., Inc., 6.375%, 04/01/12	5.000%, quarterly	6/20/16	4.153	300	(14)	30
Barclays Bank plc:
Beazer Homes USA, Inc., 9.125%, 06/15/18	5.000%, quarterly	9/20/13	11.829	25	3	(1)
Darden Restaurants, Inc., 6.000%, 08/15/35	1.000%, quarterly	9/20/16	1.096	150	— (h)	(2)
Federal Republic of Germany, 6.000%, 06/20/16	0.250%, quarterly	9/20/16	0.749	950	23	(8)
Home Depot, Inc. (The), 5.875%, 12/16/36	1.000%, quarterly	9/20/16	0.705	200	(3)	3
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000%, quarterly	6/20/13	27.022	50	15	(3)
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000%, quarterly	6/20/13	27.022	100	30	(7)
Kroger Co. (The), 6.150%, 01/15/20	1.000%, quarterly	9/20/16	1.029	350	— (h)	2
BNP Paribas:
Computer Sciences Corp., 6.500%, 03/15/18	1.000%, quarterly	9/20/16	2.482	250	17	(10)
Gannett Co., Inc., 6.375%, 04/01/12	5.000%, quarterly	6/20/16	4.153	50	(2)	5
Citibank, N.A.:
Federative Republic of Brazil, 12.250%, 03/06/30	1.000%, quarterly	9/20/16	1.429	100	2	(1)
United Mexican States, 7.500%, 04/08/33	1.000%, quarterly	9/20/16	1.416	100	2	(1)
Whirlpool Corp., 7.750%, 07/15/16	1.000%, quarterly	9/20/16	2.068	50	2	(1)
Credit Suisse International:
Beazer Homes USA, Inc., 9.125%, 06/15/18	5.000%, quarterly	9/20/13	11.829	25	3	(1)
Deutsche Bank AG, New York:
Eastman Kodak Co., 7.250%, 11/15/13	5.000%, quarterly	6/20/16	16.676	50	16	(13)
Eastman Kodak Co., 7.250%, 11/15/13	5.000%, quarterly	6/20/16	16.676	50	16	(11)
Eastman Kodak Co., 7.250%, 11/15/13	5.000%, quarterly	6/20/16	16.676	120	39	(26)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	23

JPMorgan Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/11 [3]	NOTIONAL AMOUNT [4]	VALUE		UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000%, quarterly	6/20/12	23.382%	$50	$6		$(3)
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000%, quarterly	6/20/12	23.382	50	6		(3)
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000%, quarterly	9/20/12	24.065	50	8		(3)
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000%, quarterly	6/20/13	27.022	50	15		(5)
United Mexican States, 7.500%, 04/08/33	1.000%, quarterly	9/20/16	1.416	100	2		(1)
HSBC Bank, N.A.:
United Mexican States, 7.500%, 04/08/33	1.000%, quarterly	9/20/16	1.416	100	2		— (h)
Morgan Stanley Capital Services:
Beazer Homes USA, Inc., 9.125%, 06/15/18	5.000%, quarterly	9/20/13	11.829	50	6		(2)
United Mexican States, 7.500%, 04/08/33	1.000%, quarterly	9/20/16	1.416	100	2		— (h)
Union Bank of Switzerland AG:
Alcoa, Inc., 5.720%, 02/23/19	1.000%, quarterly	9/20/16	2.862	250	21		(9)
AutoZone Inc., 5.500%, 11/15/15	1.000%, quarterly	9/20/16	0.710	200	(3)		3
Eastman Kodak Co., 7.250%, 11/15/13	5.000%, quarterly	6/20/16	16.676	15	5		(3)
Federative Republic of Brazil, 12.250%, 03/06/30	1.000%, quarterly	9/20/16	1.429	100	2		(1)
Lennar Corp., 6.500%, 04/15/16	5.000%, quarterly	6/20/16	5.275	50	—	(h)	3
Limited Brands, Inc., 6.900%, 07/15/17	1.000%, quarterly	9/20/16	2.375	150	9		(7)
Lincoln National Corp., 6.200%, 12/15/11	1.000%, quarterly	9/20/16	3.260	550	55		(17)
United States of America, 0.000%, 08/15/16	0.250%, quarterly	9/20/16	0.505	EUR 150	3		(4)
Whirlpool Corp., 7.750%, 07/15/16	1.000%, quarterly	9/20/16	2.068	250	12		(8)

					$295		$(95)

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Bank of America:
MCDX.NA.16-V1.	1.000%, quarterly	6/20/16	1.671%	$100	$3	$(1)
MCDX.NA.16-V1.	1.000%, quarterly	6/20/16	1.671	100	3	(1)
MCDX.NA.16-V1.	1.000%, quarterly	6/20/16	1.671	100	3	(1)
Citibank, N.A.:
MCDX.NA.16-V1.	1.000%, quarterly	6/20/16	1.671	100	2	(1)
MCDX.NA.16-V1.	1.000%, quarterly	6/20/16	1.671	100	2	(1)
Credit Suisse International:
CDX.NA.HY.16.	5.000%, quarterly	6/20/16	6.371	300	13	(18)
CDX.NA.HY.16.	5.000%, quarterly	6/20/16	6.371	600	26	(28)
Deutsche Bank AG, New York:
CDX.EM.15.	5.000%, quarterly	6/20/16	2.633	1350	(154)	171
MCDX.NA.16-V1.	1.000%, quarterly	6/20/16	1.671	100	2	(1)
MCDX.NA.16-V1.	1.000%, quarterly	6/20/16	1.671	100	2	(1)
MCDX.NA.16-V1.	1.000%, quarterly	6/20/16	1.671	100	2	(1)
MCDX.NA.16-V1.	1.000%, quarterly	6/20/16	1.671	100	2	(2)
MCDX.NA.16-V1.	1.000%, quarterly	6/20/16	1.671	100	2	(2)
MCDX.NA.16-V1.	1.000%, quarterly	6/20/16	1.671	150	4	(2)
Morgan Stanley Capital Services:
CDX.NA.HY.16.	5.000%, quarterly	6/20/16	6.371	300	13	(15)
CDX.NA.HY.16.	5.000%, quarterly	6/20/16	6.371	300	13	(17)
CDX.NA.HY.16.	5.000%, quarterly	6/20/16	6.371	300	13	(16)
MCDX.NA.16-V1.	1.000%, quarterly	6/20/16	1.671	100	2	(2)
MCDX.NA.16-V1.	1.000%, quarterly	6/20/16	1.671	100	2	(2)

					$(45)	$59

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

Credit Default Swaps — Sell Protection [2]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Bank of America:
Assured Guaranty Corp., 1.000%, 12/31/99	5.000%, quarterly	6/20/13	8.758%	$500	$(25)	$2
Dynegy Holdings, Inc., 8.375%, 05/01/16	5.000%, quarterly	6/20/13	16.927	370	(59)	10
Dynegy Holdings, Inc., 8.375%, 05/01/16	5.000%, quarterly	9/20/13	17.062	50	(9)	5
Dynegy Holdings, Inc., 8.375%, 05/01/16	5.000%, quarterly	9/20/13	17.062	50	(9)	4
Dynegy Holdings, Inc., 8.375%, 05/01/16	5.000%, quarterly	9/20/13	17.062	50	(9)	5
Eastman Kodak Co., 7.250%, 11/15/13*	5.000%, quarterly	12/20/11	10.811	25	— (h)	1
Liz Claiborne, Inc., 5.000%, 07/08/13	5.000%, quarterly	3/20/14	7.771	400	(21)	2
Mcclatchy Co. (The), 5.750%, 09/01/17	5.000%, quarterly	6/20/14	12.454	190	(31)	1
Mcclatchy Co. (The), 5.750%, 09/01/17	5.000%, quarterly	6/20/14	12.454	430	(71)	3
Realogy Corp., 10.500%, 04/15/14	5.000%, quarterly	6/20/13	10.705	50	(4)	—	(h)
Realogy Corp., 10.500%, 04/15/14	5.000%, quarterly	6/20/13	10.705	50	(4)	—	(h)
Realogy Corp., 10.500%, 04/15/14	5.000%, quarterly	6/20/13	10.705	80	(7)	—	(h)
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000%, quarterly	9/20/12	26.742	50	(9)	3
Barclays Bank plc:
Block Financial LLC, 5.125%, 10/30/14	5.000%, quarterly	9/20/16	4.502	300	9	(13)
ConAgra Foods, Inc., 7.000%, 10/01/28	1.000%, quarterly	9/20/16	1.082	150	— (h)	1
Dixons Retail plc, 8.750%, 08/03/15	5.000%, quarterly	6/20/12	8.074	EUR 570	(11)	22
Dynegy Holdings, Inc., 8.375%, 05/01/16	5.000%, quarterly	6/20/13	16.927	20	(3)	1
Eastman Kodak Co., 7.250%, 11/15/13*	5.000%, quarterly	9/20/12	12.955	25	(2)	3
Eastman Kodak Co., 7.250%, 11/15/13*	5.000%, quarterly	9/20/12	12.955	25	(2)	4
Eastman Kodak Co., 7.250%, 11/15/13*	5.000%, quarterly	9/20/12	12.955	25	(2)	4
Eastman Kodak Co., 7.250%, 11/15/13*	5.000%, quarterly	9/20/12	12.955	50	(3)	6
Eastman Kodak Co., 7.250%, 11/15/13*	5.000%, quarterly	6/20/13	15.501	50	(8)	5
Eastman Kodak Co., 7.250%, 11/15/13*	5.000%, quarterly	3/20/14	16.515	50	(11)	5
Eastman Kodak Co., 7.250%, 11/15/13*	5.000%, quarterly	3/20/14	16.515	250	(55)	21
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 04/01/17	1.000%, quarterly	9/20/16	1.571	100	(3)	1
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000%, quarterly	6/20/13	27.022	50	(15)	8
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000%, quarterly	3/20/14	28.010	850	(331)	87
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000%, quarterly	6/20/14	28.192	50	(21)	7
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000%, quarterly	6/20/14	28.192	50	(21)	7
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000%, quarterly	6/20/14	28.192	50	(21)	13
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000%, quarterly	6/20/14	28.192	100	(41)	15
Safeway, Inc., 7.250%, 02/01/31	1.000%, quarterly	9/20/16	1.336	350	(5)	3
Standard Pacific Corp., 10.750%, 09/15/16	5.000%, quarterly	9/20/16	7.647	150	(14)	(3)
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000%, quarterly	6/20/12	26.817	100	(15)	6
BNP Paribas:
Boyd Gaming Corp., 6.750%, 04/15/14	5.000%, quarterly	6/20/14	10.668	50	(6)	1
Dynegy Holdings, Inc., 8.375%, 05/01/16	5.000%, quarterly	9/20/13	17.062	25	(4)	3
Levi Strauss & Co., 8.875%, 04/01/16	5.000%, quarterly	6/20/16	6.388	70	(3)	(1)
Liz Claiborne, Inc., 5.000%, 07/08/13	5.000%, quarterly	9/20/13	7.799	50	(2)	1
Rite Aid Corp., 7.700%, 02/15/27	5.000%, quarterly	3/20/14	8.636	600	(42)	30
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000%, quarterly	9/20/12	26.742	25	(5)	2
Citibank, N.A.:
Clorox Co. (The), 3.550%, 11/01/15	1.000%, quarterly	9/20/16	1.478	50	(1)	—	(h)
Dynegy Holdings, Inc., 8.375%, 05/01/16	5.000%, quarterly	9/20/12	16.130	25	(2)	2
Dynegy Holdings, Inc., 8.375%, 05/01/16	5.000%, quarterly	9/20/12	16.130	25	(2)	2

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	25

JPMorgan Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Dynegy Holdings, Inc., 8.375%, 05/01/16	5.000%, quarterly	9/20/13	17.062%	$25	$(4)	$3
Dynegy Holdings, Inc., 8.375%, 05/01/16	5.000%, quarterly	9/20/13	17.062	50	(9)	5
Eastman Kodak Co., 7.250%, 11/15/13*	5.000%, quarterly	12/20/11	10.811	25	— (h)	1
Eastman Kodak Co., 7.250%, 11/15/13*	5.000%, quarterly	9/20/12	12.955	25	(2)	4
Eastman Kodak Co., 7.250%, 11/15/13*	5.000%, quarterly	9/20/12	12.955	50	(3)	4
Eastman Kodak Co., 7.250%, 11/15/13*	5.000%, quarterly	12/20/13	16.256	200	(39)	6
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000%, quarterly	3/20/13	12.215	50	(4)	1
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000%, quarterly	3/20/13	12.215	50	(4)	1
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000%, quarterly	3/20/13	12.215	50	(4)	1
Liz Claiborne, Inc., 5.000%, 07/08/13	5.000%, quarterly	3/20/13	7.598	50	(1)	— (h)
Liz Claiborne, Inc., 5.000%, 07/08/13	5.000%, quarterly	9/20/13	7.799	25	(1)	1
Liz Claiborne, Inc., 5.000%, 07/08/13	5.000%, quarterly	9/20/13	7.799	50	(2)	2
Liz Claiborne, Inc., 5.000%, 07/08/13	5.000%, quarterly	6/20/14	7.761	50	(3)	2
Liz Claiborne, Inc., 5.000%, 07/08/13	5.000%, quarterly	6/20/14	7.761	50	(3)	2
Realogy Corp., 10.500%, 04/15/14	5.000%, quarterly	6/20/13	10.705	250	(20)	(1)
Realogy Corp., 10.500%, 04/15/14	5.000%, quarterly	6/20/14	11.198	150	(20)	7
Credit Suisse International:
Eastman Kodak Co., 7.250%, 11/15/13*	5.000%, quarterly	9/20/12	12.955	50	(3)	4
Eastman Kodak Co., 7.250%, 11/15/13*	5.000%, quarterly	9/20/13	15.928	50	(9)	8
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000%, quarterly	6/20/12	26.817	25	(4)	1
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000%, quarterly	9/20/12	26.742	25	(5)	2
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000%, quarterly	9/20/12	26.742	50	(9)	4
Deutsche Bank AG, New York:
Amkor Technology, Inc., 9.250%, 06/01/16	5.000%, quarterly	9/20/16	6.355	50	(2)	(1)
Block Financial LLC, 5.125%, 10/30/14	5.000%, quarterly	9/20/16	4.502	50	2	(2)
Boyd Gaming Corp., 6.750%, 04/15/14	5.000%, quarterly	6/20/14	10.668	90	(11)	— (h)
Boyd Gaming Corp., 6.750%, 04/15/14	5.000%, quarterly	6/20/14	10.668	560	(69)	8
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000%, quarterly	9/20/13	11.821	50	(6)	2
Dynegy Holdings Inc., 8.375%, 05/01/16	5.000%, quarterly	6/20/13	16.927	50	(8)	2
Eastman Kodak Co., 7.250%, 11/15/13*	5.000%, quarterly	9/20/12	12.955	25	(2)	4
Eastman Kodak Co., 7.250%, 11/15/13*	5.000%, quarterly	9/20/12	12.955	50	(3)	5
Eastman Kodak Co., 7.250%, 11/15/13*	5.000%, quarterly	9/20/12	12.955	50	(3)	4
Eastman Kodak Co., 7.250%, 11/15/13*	5.000%, quarterly	6/20/13	15.501	50	(8)	4
Eastman Kodak Co., 7.250%, 11/15/13*	5.000%, quarterly	6/20/13	15.501	50	(8)	4
Eastman Kodak Co., 7.250%, 11/15/13*	5.000%, quarterly	6/20/13	15.501	50	(8)	5
Eastman Kodak Co., 7.250%, 11/15/13*	5.000%, quarterly	3/20/14	16.515	50	(11)	3
Eastman Kodak Co., 7.250%, 11/15/13*	5.000%, quarterly	3/20/14	16.515	300	(65)	27
Eastman Kodak Co., 7.250%, 11/15/13*	5.000%, quarterly	6/20/14	16.730	50	(12)	7
Eastman Kodak Co., 7.250%, 11/15/13*	5.000%, quarterly	6/20/14	16.730	50	(12)	9
Eastman Kodak Co., 7.250%, 11/15/13*	5.000%, quarterly	6/20/14	16.730	55	(13)	8
Eastman Kodak Co., 7.250%, 11/15/13*	5.000%, quarterly	6/20/14	16.730	120	(28)	16
Georgia-Pacific LLC, 7.750%, 11/15/29	1.000%, quarterly	9/20/16	1.823	100	(4)	3
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000%, quarterly	6/20/13	27.022	50	(15)	7
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000%, quarterly	6/20/13	27.022	50	(15)	7
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000%, quarterly	6/20/13	27.022	50	(15)	8
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000%, quarterly	6/20/13	27.022	50	(15)	8
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000%, quarterly	6/20/13	27.022	50	(15)	8
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000%, quarterly	9/20/13	27.511	50	(17)	9
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000%, quarterly	9/20/13	27.511	50	(17)	10
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000%, quarterly	9/20/13	27.511	50	(17)	9
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000%, quarterly	6/20/14	28.192	50	(21)	9

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Liz Claiborne, Inc., 5.000%, 07/08/13	5.000%, quarterly	6/20/13	7.713%	$100	$(3)	$— (h)
Liz Claiborne, Inc., 5.000%, 07/08/13	5.000%, quarterly	9/20/13	7.799	50	(2)	3
Liz Claiborne, Inc., 5.000%, 07/08/13	5.000%, quarterly	9/20/13	7.799	50	(2)	3
Liz Claiborne, Inc., 5.000%, 07/08/13	5.000%, quarterly	6/20/14	7.761	100	(6)	3
Realogy Corp., 10.500%, 04/15/14	5.000%, quarterly	6/20/14	11.198	50	(7)	2
Realogy Corp., 10.500%, 04/15/14	5.000%, quarterly	9/20/14	11.292	150	(21)	8
Rite Aid Corp., 7.700%, 02/15/27	5.000%, quarterly	12/20/13	8.405	250	(15)	14
Supervalu, Inc., 8.000%, 05/01/16	5.000%, quarterly	3/20/16	7.855	650	(61)	26
Supervalu, Inc., 8.000%, 05/01/16	5.000%, quarterly	6/20/16	7.960	50	(5)	4
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000%, quarterly	12/20/11	26.958	300	(16)	7
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000%, quarterly	6/20/12	26.817	50	(7)	2
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000%, quarterly	6/20/12	26.817	100	(15)	2
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000%, quarterly	9/20/12	26.742	25	(5)	2
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000%, quarterly	9/20/12	26.742	50	(9)	3
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000%, quarterly	9/20/12	26.742	50	(9)	3
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000%, quarterly	9/20/12	26.742	50	(9)	4
Morgan Stanley Capital Services:
Block Financial LLC, 5.125%, 10/30/14	5.000%, quarterly	9/20/16	4.502	50	2	(1)
Caesars Entertainment Operating Co., Inc., 5.375%, 12/15/13	5.000%, quarterly	3/20/13	12.215	560	(50)	10
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000%, quarterly	9/20/14	16.638	850	(234)	32
Dynegy Holdings, Inc., 8.375%, 05/01/16	5.000%, quarterly	6/20/13	16.927	50	(8)	1
Dynegy Holdings, Inc., 8.375%, 05/01/16	5.000%, quarterly	6/20/13	16.927	70	(11)	2
Dynegy Holdings, Inc., 8.375%, 05/01/16	5.000%, quarterly	6/20/13	16.927	80	(13)	2
Dynegy Holdings, Inc., 8.375%, 05/01/16	5.000%, quarterly	9/20/13	17.062	25	(4)	3
Eastman Kodak Co., 7.250%, 11/15/13*	5.000%, quarterly	12/20/11	10.811	25	— (h)	1
Eastman Kodak Co., 7.250%, 11/15/13*	5.000%, quarterly	12/20/11	10.811	25	— (h)	1
Eastman Kodak Co., 7.250%, 11/15/13*	5.000%, quarterly	12/20/11	10.811	25	— (h)	1
Eastman Kodak Co., 7.250%, 11/15/13*	5.000%, quarterly	12/20/11	10.811	25	— (h)	2
Eastman Kodak Co., 7.250%, 11/15/13*	5.000%, quarterly	9/20/12	12.955	25	(2)	3
Eastman Kodak Co., 7.250%, 11/15/13*	5.000%, quarterly	9/20/12	12.955	25	(2)	3
Eastman Kodak Co., 7.250%, 11/15/13*	5.000%, quarterly	9/20/12	12.955	25	(2)	4
Eastman Kodak Co., 7.250%, 11/15/13*	5.000%, quarterly	9/20/12	12.955	25	(2)	4
Eastman Kodak Co., 7.250%, 11/15/13*	5.000%, quarterly	9/20/12	12.955	25	(2)	4
Eastman Kodak Co., 7.250%, 11/15/13*	5.000%, quarterly	12/20/12	14.142	50	(5)	5
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000%, quarterly	9/20/12	24.065	25	(4)	1
Mcclatchy Co. (The), 5.750%, 09/01/17	5.000%, quarterly	6/20/14	12.454	200	(33)	9
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000%, quarterly	3/20/12	26.960	100	(10)	2
Royal Bank of Scotland:
Dynegy Holdings, Inc., 8.375%, 05/01/16	5.000%, quarterly	9/20/13	17.062	50	(9)	8
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000%, quarterly	3/20/13	12.215	150	(13)	2
Union Bank of Switzerland AG:
Assured Guaranty Corp., 1.000%, 12/31/99	5.000%, quarterly	3/20/12	6.492	200	— (h)	(1)
Clorox Co. (The), 3.550%, 11/01/15	1.000%, quarterly	9/20/16	1.478	375	(8)	1
Cooper Tire & Rubber Co., 7.625%, 03/15/27	5.000%, quarterly	9/20/16	5.684	100	(2)	(6)
Dynegy Holdings, Inc., 8.375%, 05/01/16	5.000%, quarterly	6/20/13	16.927	60	(10)	2

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	27

JPMorgan Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Dynegy Holdings, Inc., 8.375%, 05/01/16	5.000%, quarterly	9/20/13	17.062%	$25	$(4)	$3
Dynegy Holdings, Inc., 8.375%, 05/01/16	5.000%, quarterly	9/20/13	17.062	25	(4)	3
Dynegy Holdings, Inc., 8.375%, 05/01/16	5.000%, quarterly	9/20/13	17.062	25	(4)	3
Eastman Kodak Co., 7.250%, 11/15/13*	5.000%, quarterly	9/20/12	12.955	50	(3)	6
Eastman Kodak Co., 7.250%, 11/15/13*	5.000%, quarterly	6/20/14	16.730	60	(14)	8
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 04/01/17	1.000%, quarterly	9/20/16	1.571	150	(4)	2
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000%, quarterly	6/20/13	27.022	50	(15)	8
Lennar Corp., 6.500%, 04/15/16*	5.000%, quarterly	6/20/13	3.339	105	4	(8)
Macy’s, Inc., 7.450%, 07/15/17	1.000%, quarterly	9/20/16	1.599	150	(4)	1

					$(2,129)	$727

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay any upfront premium from the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[3]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[4]	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to make and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
*	The Fund has purchased credit default swaps with identical underlying reference obligations; net amounts received by the Fund from settlement of purchased protection may offset potential amounts paid at a credit event for protection sold.

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — 16.6%
	Argentina — 0.5%
1,147	Aeropuertos Argentina 2000 S.A., Reg. S., 10.750%, 12/01/20	1,230
1,550	Banco de Galicia y Buenos Aires, 8.750%, 05/04/18 (e)	1,519

		2,749

	Brazil — 2.1%
BRL 3,480	Banco Safra S.A., 10.250%, 08/08/16 (e) (m)	2,153
1,060	Centrais Eletricas Brasileiras S.A., 6.875%, 07/30/19 (e) (m)	1,224
BRL 10,055	Lehman Brothers Holdings, Inc., CLN, 10.000%, 01/03/12 (linked to Brazilian Real Notes, 10.000%, 01/03/12; credit rating BBB+) (d) (f) (i)	1,548
2,520	OGX Petroleo e Gas Participacoes S.A., 8.500%, 06/01/18 (e) (m)	2,526
1,507	Virgolino de Oliveira Finance Ltd., Reg. S., 10.500%, 01/28/18	1,528
1,793	Votorantim Cimentos S.A., Reg. S., 7.250%, 04/05/41	1,766

		10,745

	Chile — 0.4%
2,100	AES Gener S.A., 5.250%, 08/15/21 (e) (m)	2,105

	China — 0.9%
2,026	Country Garden Holdings Co., 11.125%, 02/23/18 (e) (m)	2,021
2,380	Longfor Properties Co., Ltd., 9.500%, 04/07/16 (e)	2,356

		4,377

	Dominican Republic — 0.1%
684	AES Andres Dominicana/Itabo Dominicana, 9.500%, 11/12/20 (e) (m)	720

	Indonesia — 1.4%
	Majapahit Holding B.V.,
910	7.750%, 01/20/20 (e) (m)	1,110
1,780	Reg. S., 7.750%, 01/20/20	2,132
	Pertamina Persero PT,
1,950	5.250%, 05/23/21 (e) (m)	2,028
1,950	6.500%, 05/27/41 (e) (m)	2,067

		7,337

	Ireland — 0.8%
2,420	Bank of Moscow via BOM Capital PL, Reg. S., 6.699%, 03/11/15	2,478
1,330	Koks OAO Via Koks Finance Ltd., 7.750%, 06/23/16 (e) (m)	1,308

		3,786

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Kazakhstan — 2.9%
1,073	BTA Bank JSC, SUB, 10.750%, 07/01/18 (e)	735
	Development Bank of Kazakhstan JSC,
450	6.000%, 03/23/26	406
900	Reg. S., 5.500%, 12/20/15	927
1,020	Kazakhstan Temir Zholy Finance B.V., 6.375%, 10/06/20 (e) (m)	1,066
	KazMunayGas National Co.,
6,318	6.375%, 04/09/21 (e) (m)	6,603
3,230	Reg. S., 7.000%, 05/05/20	3,488
1,638	Reg. S., 8.375%, 07/02/13	1,763

		14,988

	Mexico — 2.1%
2,280	Empresas ICA S.A.B. de C.V., 8.900%, 02/04/21 (e) (m)	2,246
	Pemex Project Funding Master Trust,
1,508	5.750%, 03/01/18	1,674
330	6.625%, 06/15/35 (m)	364
2,135	6.625%, 06/15/35	2,348
	Petroleos Mexicanos,
765	5.500%, 01/21/21 (e) (m)	833
2,690	6.000%, 03/05/20 (m)	3,013

		10,478

	Netherlands — 0.3%
1,640	WPE International Cooperatief UA, 10.375%, 09/30/20 (e) (m)	1,669

	Peru — 0.5%
	Banco de Credito del Peru,
2,500	5.375%, 09/16/20 (e) (m)	2,419

	Philippines — 0.4%
	Power Sector Assets & Liabilities Management Corp.,
691	7.250%, 05/27/19 (e) (m)	833
810	7.390%, 12/02/24 (e) (m)	991

		1,824

	Russia — 0.8%
1,980	Alfa Bank OJSC Via Alfa Bond Issuance plc, 7.875%, 09/25/17 (e) (m)	1,990
1,130	RSHB Capital S.A. for OJSC Russian Agricultural Bank, 7.125%, 01/14/14 (e) (m)	1,202
820	Russian Agricultural Bank OJSC Via RSHB Capital S.A., 9.000%, 06/11/14 (e) (m)	918

		4,110

	Thailand — 0.4%
2,119	True Move Co. Ltd., Reg. S., 10.375%, 08/01/14	2,214

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	29

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — Continued
	Ukraine — 0.1%
355	NAK Naftogaz Ukraine, 9.500%, 09/30/14	379

	United Arab Emirates — 0.5%
	Dubai Electricity & Water Authority,
1,600	7.375%, 10/21/20 (e) (m)	1,636
620	8.500%, 04/22/15 (e) (m)	682

		2,318

	United Kingdom — 0.2%
1,000	City of Kyiv Via Kyiv Finance plc, 9.375%, 07/11/16 (e) (m)	935

	Venezuela — 2.2%
	Petroleos de Venezuela S.A.,
3,325	4.900%, 10/28/14	2,452
12,108	8.500%, 11/02/17 (e) (m)	8,658

		11,110

	Total Corporate Bonds (Cost $86,611)	84,263

Foreign Government Securities — 77.1%
	Argentina — 4.9%
2,280	Provincia de Buenos Aires, 11.750%, 10/05/15 (e)	2,257
	Republic of Argentina,
ARS 7,100	VAR, 0.000%, 12/31/33 (m)	2,650
17,641	SUB, 2.500%, 12/31/38 (m)	7,145
6,245	7.000%, 10/03/15 (m)	5,959
1,732	8.280%, 12/31/33	1,416
509	8.750%, 06/02/17	507
28,589	VAR, 1,200.850%, 12/15/35	4,946

		24,880

	Belarus — 1.5%
	Republic of Belarus,
5,153	8.750%, 08/03/15	4,251
3,956	8.950%, 01/26/18	3,224

		7,475

	Brazil — 6.3%
	Banco Nacional de Desenvolvimento Economico e Social,
1,450	6.369%, 06/16/18 (e) (m)	1,648
2,251	6.500%, 06/10/19 (e) (m)	2,571
BRL 3,410	Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/17 (d)	2,031
	Federal Republic of Brazil,
875	7.875%, 03/07/15	1,063
10,591	8.250%, 01/20/34	15,384
2,038	12.250%, 03/06/30	3,913

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Brazil — Continued
BRL 6,980	12.500%, 01/05/22	5,656

		32,266

	Colombia — 2.4%
2,470	Citigroup Funding, Inc., CLN, 11.000%, 07/27/20 (linked to Colombian Government Bond, 11.000%, 07/27/20; credit rating BBB+) (e) (f) (i)	2,403
	Republic of Colombia,
4,490	4.375%, 07/12/21	4,736
1,100	7.375%, 09/18/37	1,480
COP 5,601,000	7.750%, 04/14/21	3,728

		12,347

	Croatia — 0.7%
	Republic of Croatia,
3,365	6.375%, 03/24/21 (e) (m)	3,315
485	Reg. S., 6.625%, 07/14/20	491

		3,806

	Dominican Republic — 1.1%
	Government of Dominican Republic,
1,773	Reg. S., 7.500%, 05/06/21	1,814
874	Reg. S., 9.040%, 01/23/18	981
5	Reg. S., 9.500%, 09/27/11	5
DOP 119,800	15.950%, 06/04/21 (e) (m)	3,027

		5,827

	Ecuador — 0.4%
1,937	Republic of Ecuador, Reg. S., 9.375%, 12/15/15	1,898

	El Salvador — 0.9%
	Republic of El Salvador,
2,410	Reg. S., 7.375%, 12/01/19	2,692
210	Reg. S., 7.650%, 06/15/35	222
1,660	8.250%, 04/10/32 (e) (m)	1,868

		4,782

	Ghana — 0.8%
1,030	Barclays Bank plc, CLN, 19.000%, 01/20/13 (linked to Government of Ghana 3-Year Bond, 19.000%, 01/14/13; credit rating B) (e) (f) (i)	1,053
2,610	Citigroup Funding, Inc., CLN, 13.300%,10/02/13 (linked to Government of Ghana 3-Year Bond, 13.300%, 10/02/13; credit rating B) (e) (f) (i)	2,384
950	Citigroup Funding, Inc., CLN, 14.990%, 03/13/13 (linked to Government of Ghana 3-Year Bond, 14.990%, 03/11/13; credit rating B) (e) (f) (i)	881

		4,318

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Foreign Government Securities — Continued
	Hungary — 2.0%
	Republic of Hungary,
3,983	6.250%, 01/29/20	4,093
3,560	7.625%, 03/29/41	3,724
2,188	7.625%, 03/29/41	2,289

		10,106

	Indonesia — 5.1%
374	Citigroup Funding, Inc., CLN, 14.250%, 06/19/13 (linked to Indonesia Government Bond, 14.250%, 06/15/13; credit rating BB+) (e) (f) (i)	381
4,100	Deutsche Bank AG, London Branch, CLN, 10.250%, 07/15/27 (linked to Indonesia Government Bond, 10.250%, 07/15/27; credit rating BB+) (e) (f) (i)	5,964
790	Deutsche Bank AG, London Branch, CLN, 11.500%, 09/23/19 (linked to Indonesia Government Bond, 11.500%, 09/15/19; credit rating BB+) (e) (f) (i)	1,196
410	Deutsche Bank AG, London Branch, CLN, 14.275%, 12/17/13 (linked to Indonesia Government Bond, 14.275%, 12/15/13; credit rating BB+) (e) (f) (i)	573
450	Deutsche Bank AG, London Branch, CLN, 15.000%, 07/20/18 (linked to Indonesia Government Bond, 15.000%, 07/15/18; credit rating BB+) (e) (f) (i)	767
	Republic of Indonesia,
3,240	Reg. S., 5.875%, 03/13/20	3,718
2,580	6.875%, 01/17/18 (e) (m)	3,064
2,992	Reg. S., 8.500%, 10/12/35	4,271
4,030	Reg. S., 11.625%, 03/04/19	6,064

		25,998

	Iraq — 0.1%
719	Republic of Iraq, Reg. S., 5.800%, 01/15/28	640

	Ivory Coast — 0.3%
2,660	Republic of Ivory Coast, Reg. S., 0.000%, 12/31/32	1,430

	Lithuania — 1.3%
	Republic of Lithuania,
2,696	5.125%, 09/14/17 (e) (m)	2,784
732	Reg. S., 5.125%, 09/14/17	758
1,410	Reg. S., 6.750%, 01/15/15	1,537
1,190	Reg. S., 7.375%, 02/11/20	1,380

		6,459

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Mexico — 9.8%
	United Mexican States,
1,500	5.125%, 01/15/20	1,680
8,920	5.625%, 01/15/17	10,236
3,150	5.750%, 10/12/10	3,103
3,640	5.950%, 03/19/19	4,295
8,146	6.050%, 01/11/40 (m)	9,348
9,575	6.750%, 09/27/34	11,920
1,621	7.500%, 04/08/33	2,180
MXN 55,500	7.750%, 12/14/17 (m)	5,079
1,150	8.300%, 08/15/31	1,659

		49,500

	Nigeria — 0.5%
2,408	Republic of Nigeria, Reg. S., 6.750%, 01/28/21	2,568

	Pakistan — 0.3%
1,944	Republic of Pakistan, Reg. S., 7.125%, 03/31/16	1,672

	Panama — 1.5%
	Republic of Panama,
2,530	7.250%, 03/15/15	2,961
1,565	8.875%, 09/30/27	2,308
1,480	9.375%, 04/01/29	2,268

		7,537

	Peru — 2.9%
1,034	IIRSA Norte Finance Ltd., Reg. S., 8.750%, 05/30/24	1,165
	Republic of Peru,
1,450	5.625%, 11/18/50 (m)	1,508
PEN 2,865	Reg. S., 6.900%, 08/12/37	1,129
PEN 7,642	Reg. S., 6.950%, 08/12/31	2,986
3,606	7.350%, 07/21/25	4,687
2,200	8.750%, 11/21/33	3,284

		14,759

	Philippines — 4.8%
	Republic of Philippines,
1,000	6.375%, 10/23/34	1,185
1,280	6.500%, 01/20/20	1,530
600	7.500%, 09/25/24	767
12,135	7.750%, 01/14/31	16,230
780	8.375%, 06/17/19	1,024
600	9.500%, 02/02/30	921
1,920	10.625%, 03/16/25	3,047

		24,704

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	31

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Foreign Government Securities — Continued
	Qatar — 1.0%
4,440	State of Qatar, Reg. S., 5.250%, 01/20/20	4,995

	Russia — 10.1%
	Russian Federation,
1,000	Reg. S., 3.625%, 04/29/15	1,031
38,466	Reg. S., SUB, 7.500%, 03/31/30	46,063
1,290	Reg. S., 11.000%, 07/24/18	1,841
1,060	Reg. S., 12.750%, 06/24/28	1,887

		50,822

	Serbia — 0.1%
759	Republic of Serbia, Reg. S., SUB, 6.750%, 11/01/24	759

	South Africa — 1.3%
	Republic of South Africa,
2,870	5.500%, 03/09/20 (m)	3,261
ZAR 20,695	10.500%, 12/21/26	3,572

		6,833

	Sri Lanka — 1.0%
	Republic of Sri Lanka,
3,766	6.250%, 10/04/20 (e) (m)	3,832
1,250	6.250%, 07/27/21 (e) (m)	1,269

		5,101

	Turkey — 7.5%
	Republic of Turkey,
4,280	5.625%, 03/30/21	4,590
2,730	6.750%, 04/03/18	3,140
4,255	6.875%, 03/17/36	4,766
2,150	7.000%, 09/26/16	2,462
1,500	7.000%, 03/11/19	1,749
3,242	7.250%, 03/05/38	3,809
8,357	7.500%, 07/14/17	9,872
1,272	7.500%, 11/07/19	1,534
4,760	8.000%, 02/14/34	5,992

		37,914

	Ukraine — 2.1%
	Republic of Ukraine,
2,000	6.250%, 06/17/16 (e) (m)	1,985
5,259	Reg. S., 6.580%, 11/21/16	5,272
3,240	Reg. S., 7.750%, 09/23/20	3,345

		10,602

	Uruguay — 0.8%
	Republic of Uruguay,
UYU 10,751	4.993%, 06/26/37	720

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Uruguay — Continued
UYU 28,700	5.781%, 04/05/27	2,201
1,000	7.625%, 03/21/36	1,320

		4,241

	Venezuela — 5.6%
	Republic of Venezuela,
8,436	Reg. S., 5.750%, 02/26/16	6,368
10,463	Reg. S., 6.000%, 12/09/20	6,199
8,102	Reg. S., 7.750%, 10/13/19	5,550
570	Reg. S., 8.250%, 10/13/24	368
8,790	Reg. S., 9.000%, 05/07/23	5,999
2,600	Reg. S., 9.250%, 05/07/28	1,755
2,643	Reg. S., 12.750%, 08/23/22	2,306

		28,545

	Total Foreign Government Securities (Cost $373,168)	392,784

NOTIONAL AMOUNT
Options Purchased — 0.0% (g)
	Foreign Exchange Currency Options — 0.0% (g)
	United States — 0.0% (g)
10,477	CAD Put/USD Call, Expiring 09/23/11 @ 0.98 CAD to 1 USD, Vanilla, European Style	105
25,850	MXN Put/USD Call, Expiring 09/08/11 @ 11.45 MXN to 1 USD, Vanilla, European Style	—	(h)
5,238	NOK Put/USD Call, Expiring 09/22/11 @ 5.75 NOK to 1 USD, Vanilla, European Style	7
5,239	NOK Put/USD Call, Expiring 09/23/11 @ 5.75 NOK to 1 USD, Vanilla, European Style	8

	Total Options Purchased (Cost $296)	120

PRINCIPAL AMOUNT
Supranational — 0.5%
2,580	Eurasian Development Bank, 7.375%, 09/29/14 (e) (m) (Cost $2,668)	2,761

U.S. Treasury Obligations — 1.1%
	U.S. Treasury Notes,
5,000	1.000%, 08/31/16 (m)	5,012
520	1.375%, 04/15/12 (k)	524

	Total U.S. Treasury Obligations (Cost $5,513)	5,536

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

SHARES	SECURITY DESCRIPTION	VALUE

Short-Term Investment — 3.3%
	Investment Company — 3.3%
16,617	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (b) (l) (m) † (Cost $16,617)	16,617

	Total Investments — 98.6% (Cost $484,873)	502,081
	Other Assets in Excess of Liabilities — 1.4%	7,294

	NET ASSETS — 100.0%	$509,375

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 08/31/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
149	10 Year U.S. Treasury Note	12/20/11	19,226	(33)
133	2 Year U.S. Treasury Note	12/30/11	29,326	1
	Short Futures Outstanding
(75)	30 Year U.S. Treasury Bond	12/20/11	(10,202)	65
(111)	5 Year U.S. Treasury Note	12/30/11	(13,603)	14

				47

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 08/31/11	NET UNREALIZED APPRECIATION (DEPRECIATION)
15,815,000	BRL	Deutsche Bank AG	09/21/11	9,723	9,899	176
3,950,000	BRL	Union Bank of Switzerland AG	09/21/11	2,444	2,474	30
3,100,000	CAD	Union Bank of Switzerland AG	09/26/11	3,121	3,165	44
2,321,180,000	CLP	Union Bank of Switzerland AG	09/21/11	4,915	5,019	104
33,000,000	CNY	Barclays Bank plc	11/25/11	5,130	5,188	58
31,200,000	CNY	BNP Paribas	11/25/11	4,849	4,905	56
37,000,000	CNY	Citibank, N.A.	11/25/11	5,771	5,817	46
2,600,000	CNY	Deutsche Bank AG	11/25/11	403	409	6
400,000	CNY	Morgan Stanley	11/25/11	62	63	1
29,667,160	CNY	Credit Suisse International	12/21/11	4,598	4,670	72
27,990,000	CNY	Westpac Banking Corp.	12/21/11	4,299	4,406	107
62,030,000	CNY	Credit Suisse International	03/21/12	9,714	9,804	90
8,836,030,000	COP	Deutsche Bank AG	09/21/11	4,961	4,964	3
42,135,000	CZK	Morgan Stanley	09/21/11	2,525	2,509	(16)
3,470,000	EUR	Barclays Bank plc	09/21/11	4,994	4,984	(10)
3,410,080	EUR	BNP Paribas	09/21/11	4,960	4,898	(62)
6,770,000	EUR	Deutsche Bank AG	09/21/11	9,703	9,722	19
4,226,017	EUR	Royal Bank of Scotland	09/21/11	6,028	6,069	41
907,520,000	HUF	Union Bank of Switzerland AG	09/21/11	4,890	4,790	(100)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	33

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands, except number of contracts)

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 08/31/11	NET UNREALIZED APPRECIATION (DEPRECIATION)
42,311,547,000	IDR	Deutsche Bank AG	09/21/11	4,923	4,950	27
21,151,780,000	IDR	Barclays Bank plc	09/21/11	2,456	2,474	18
27,161,768,000	IDR	Union Bank of Switzerland AG	09/21/11	3,127	3,177	50
111,050,000	INR	Barclays Bank plc	09/21/11	2,442	2,409	(33)
333,500,000	INR	Union Bank of Switzerland AG	09/21/11	7,350	7,234	(116)
200,000,000	JPY	Deutsche Bank AG	09/21/11	2,506	2,613	107
200,000,000	JPY	Royal Bank of Canada	09/21/11	2,493	2,612	119
5,355,330,000	KRW	BNP Paribas	09/21/11	4,895	5,014	119
4,170,000,000	KRW	Citibank, N.A.	09/21/11	3,945	3,903	(42)
58,200,000	MXN	Barclays Bank plc	09/15/11	4,876	4,712	(164)
59,600,000	MXN	Deutsche Bank AG	09/15/11	4,942	4,824	(118)
29,025,000	MXN	Deutsche Bank AG	09/21/11	2,421	2,349	(72)
29,025,000	MXN	Union Bank of Switzerland AG	09/21/11	2,433	2,349	(84)
139,560,000	RUB	Deutsche Bank AG	09/21/11	4,904	4,823	(81)
156,170,000	THB	Deutsche Bank AG	09/21/11	5,117	5,202	85
4,550,000	TRY	Citibank, N.A.	09/21/11	2,652	2,644	(8)
7,860,639	TRY	Union Bank of Switzerland AG	09/21/11	4,877	4,569	(308)
140,840,000	TWD	Deutsche Bank AG	09/21/11	4,888	4,856	(32)
143,820,000	TWD	Union Bank of Switzerland AG	09/21/11	4,989	4,959	(30)
1,400,000	ZAR	Barclays Bank plc	09/21/11	203	200	(3)
				169,529	169,628	99

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 08/31/11	NET UNREALIZED APPRECIATION (DEPRECIATION)
14,710,000	BRL	Barclays Bank plc	09/21/11	9,036	9,208	(172)
6,200,000	BRL	Citibank, N.A.	09/21/11	3,944	3,881	63
11,855,000	BRL	Union Bank of Switzerland AG	09/21/11	7,275	7,421	(146)
2,321,180,000	CLP	Union Bank of Switzerland AG	09/21/11	4,889	5,019	(130)
1,500,000	CNY	Citibank, N.A.	11/25/11	236	236	— (h)
2,900,000	CNY	Merrill Lynch International	11/25/11	451	456	(5)
3,100,000	CNY	Morgan Stanley	11/25/11	488	488	— (h)
29,667,160	CNY	Barclays Bank plc	12/21/11	4,589	4,670	(81)
27,990,000	CNY	Credit Suisse International	12/21/11	4,326	4,406	(80)
62,030,000	CNY	Barclays Bank plc	03/21/12	9,677	9,803	(126)
8,836,030,000	COP	Deutsche Bank AG	09/21/11	4,913	4,964	(51)
42,135,000	CZK	Deutsche Bank AG	09/21/11	2,546	2,510	36
1,870,000	EUR	Citibank, N.A.	09/21/11	2,672	2,685	(13)
3,200,000	EUR	Deutsche Bank AG	09/21/11	4,662	4,596	66
7,322,937	EUR	Morgan Stanley	09/21/11	10,556	10,517	39
5,483,160	EUR	Union Bank of Switzerland AG	09/21/11	7,900	7,874	26
1,820,000	EUR	Barclays Bank plc	09/30/11	2,578	2,613	(35)
907,520,000	HUF	Deutsche Bank AG	09/21/11	4,862	4,791	71
90,625,095,000	IDR	BNP Paribas	09/21/11	10,429	10,602	(173)
223,410,000	INR	BNP Paribas	09/21/11	4,902	4,847	55
221,140,000	INR	Deutsche Bank AG	09/21/11	4,865	4,796	69
400,000,000	JPY	Credit Suisse International	09/21/11	4,983	5,225	(242)

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 08/31/11	NET UNREALIZED APPRECIATION (DEPRECIATION)
5,355,330,000	KRW	Deutsche Bank AG	09/21/11	4,924	5,013	(89)
4,170,000,000	KRW	Merrill Lynch International	09/21/11	3,837	3,903	(66)
58,900,000	MXN	Citibank, N.A.	09/15/11	4,933	4,768	165
58,900,000	MXN	Deutsche Bank AG	09/15/11	4,886	4,769	117
58,050,000	MXN	Union Bank of Switzerland AG	09/21/11	4,877	4,697	180
139,560,000	RUB	Credit Suisse International	09/21/11	4,893	4,822	71
153,970,000	THB	Deutsche Bank AG	09/21/11	5,138	5,129	9
2,200,000	THB	Morgan Stanley	09/21/11	73	73	— (h)
7,860,639	TRY	Barclays Bank plc	09/21/11	4,821	4,569	252
4,550,000	TRY	Deutsche Bank AG	09/21/11	2,613	2,644	(31)
71,100,000	TWD	Barclays Bank plc	09/21/11	2,496	2,451	45
213,560,000	TWD	Union Bank of Switzerland AG	09/21/11	7,497	7,364	133
25,590,000	ZAR	Citibank, N.A.	09/21/11	3,666	3,649	17
				165,433	165,459	(26)

Credit Default Swaps — Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Barclays Bank plc:
Republic of Kazakhstan, 11.125% 05/11/07	10.920%, semiannually	11/20/13	1.546%	1,750	$(416)	$—
Russian Federation, 2.250% 03/31/30	0.475%, semiannually	4/20/12	4.176	530	— (h)	—
Citibank, N.A.:
Republic of Argentina, 8.250% 12/31/33	5.000%, quarterly	6/20/16	7.597	8,000	735	(803)
Republic of Colombia, 10.375% 01/28/33	2.150%, semiannually	9/20/14	1.120	790	(32)	—
Republic of Korea, 4.875% 09/22/14	1.000%, quarterly	3/20/16	1.210	2,500	18	3
Deutsche Bank AG, New York:
Republic of Korea, 4.875% 09/22/14	1.000%, quarterly	12/20/15	1.174	9,500	50	67
Russian Federation, 2.250% 03/31/30	0.495%, semiannually	4/20/12	0.872	350	— (h)	—
Morgan Stanley Capital Services:
Republic of Argentina, 8.250% 12/31/33	2.620%, semiannually	7/20/12	3.335	870	3	—
Russian Federation, 2.250% 03/31/30	0.500%, semiannually	11/20/11	0.816	740	(1)	—
Union Bank of Switzerland AG:
Republic of Argentina, 8.250% 12/31/33	2.620%, semiannually	7/20/12	3.335	520	2	—

					$359	$(733)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	35

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

Credit Default Swaps — Sell Protection [2]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Barclays Bank plc:
Republic of Kazakhstan, 11.125% 05/11/07*	0.680%, semiannually	8/20/12	1.057%	1,510	$(5)	$—
Citibank, N.A.:
Republic of Argentina, 8.250% 12/31/33*	2.160%, semiannually	6/20/12	3.211	720	(3)	—
Republic of Kazakhstan, 11.125% 05/11/07*	0.600%, semiannually	3/20/12	0.888	870	1	—
Deutsche Bank AG, New York:
Republic of Argentina, 8.250% 12/31/33*	1.960%, semiannually	4/20/12	2.856	230	— (h)	—
Republic of Argentina, 8.250% 12/31/33*	2.140%, semiannually	6/20/12	3.211	1,140	(5)	—
Republic of Argentina, 8.250% 12/31/33*	2.080%, semiannually	7/20/12	3.335	830	(7)	—
Republic of Argentina, 8.250% 12/31/33*	2.327%, semiannually	7/20/12	3.335	1,450	(9)	—
Republic of Kazakhstan, 11.125% 05/11/07*	0.610%, semiannually	3/20/12	0.888	620	1	—
Republic of Kazakhstan, 11.125% 05/11/07*	0.535%, semiannually	3/20/12	0.888	1,510	1	—
Republic of Kazakhstan, 11.125% 05/11/07*	0.710%, semiannually	8/20/12	1.057	1,090	(3)	—
Russian Federation, 2.250% 03/31/30*	0.525%, semiannually	12/20/11	0.816	1,360	— (h)	—
Russian Federation, 2.250% 03/31/30*	0.510%, semiannually	12/20/11	0.816	1,580	— (h)	—
Morgan Stanley Capital Services:
Republic of Argentina, 8.250% 12/31/33*	2.160%, semiannually	6/20/12	3.211	1,430	(6)	—

					$(35)	$—

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay any upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[3]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[4]	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to make and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
*	The Fund has purchased credit default swaps with identical underlying reference obligations; net amounts received by the Fund from settlement of purchased protection may offset potential amounts paid at a credit event for protection sold.

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Asset-Backed Securities — 5.9%
1,704	Argent Securities, Inc., Series 2004-W7, Class M2, VAR, 0.818%, 05/25/34	1,338
1,762	Asset Backed Securities Corp. Home Equity, Series 2004-HE7, Class M2, VAR, 1.268%, 10/25/34	1,382
1,679	Asset-Backed Funding Certificates, Series 2004-OPT3, Class M1, VAR, 0.968%, 09/25/33	1,306
1,823	Bayview Financial Acquisition Trust, Series 2006-A, Class 1A5, SUB, 5.704%, 02/28/41	1,724
359	Bear Stearns Asset Backed Securities Trust, Series 2006-SD2, Class A1, VAR, 0.598%, 06/25/36	285
1,985	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-3, Class 1A5, SUB, 4.660%, 03/25/33	1,755
1,440	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2, Class A2, VAR, 0.368%, 03/25/37	1,310
	Countrywide Asset-Backed Certificates,
1,206	Series 2002-3, Class M1, VAR, 1.343%, 03/25/32	951
1,621	Series 2004-1, Class M2, VAR, 1.043%, 03/25/34	1,427
1,474	First Franklin Mortgage Loan Asset-Backed Certificates, Series 2005-FF11, Class A2D, VAR, 0.558%, 11/25/35	1,222
	New Century Home Equity Loan Trust,
730	Series 2004-2, Class M2, VAR, 0.838%, 08/25/34	591
1,202	Series 2005-A, Class A6, SUB, 4.954%, 08/25/35	1,088
	Option One Mortgage Loan Trust,
650	Series 2004-3, Class M2, VAR, 0.788%, 11/25/34	514
241	Series 2004-3, Class M3, VAR, 0.868%, 11/25/34	188
3,400	Park Place Securities, Inc., Series 2004-WHQ2, Class M2, VAR, 0.848%, 02/25/35	2,629
	Renaissance Home Equity Loan Trust,
1,112	Series 2003-3, Class M1, VAR, 0.948%, 12/25/33	737
1,233	Series 2005-4, Class A3, SUB, 5.565%, 02/25/36	1,085
493	Saxon Asset Securities Trust, Series 2006-2, Class A3C, VAR, 0.368%, 09/25/36	358
740	Structured Asset Investment Loan Trust, Series 2004-7, Class M1, VAR, 1.268%, 08/25/34	564

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Structured Asset Securities Corp.,
336	Series 2005-2XS, Class 1A5A, SUB, 4.720%, 02/25/35	321
631	Series 2005-WF2, Class M2, VAR, 0.638%, 05/25/35	468

	Total Asset-Backed Securities (Cost $21,866)	21,243

Collateralized Mortgage Obligations — 7.7%
	Agency CMO — 1.1%
4,601	Federal Home Loan Mortgage Corp. REMICS, Series 3203, Class SH, IF, IO, 6.933%, 08/15/36	946
	Federal National Mortgage Association REMICS,
4,670	Series 2003-130, Class NS, IF, IO, 6.782%, 01/25/34	962
3,426	Series 2005-67, Class SI, IF, IO, 6.482%, 08/25/35	650
3,776	Series 2006-24, Class QS, IF, IO, 6.982%, 04/25/36	779
2,733	Series 2010-68, Class SJ, IF, IO, 6.332%, 07/25/40	532
1,159	Government National Mortgage Association, Series 2011-48, Class MI, IO, 5.000%, 05/20/39	170

		4,039

	Non-Agency CMO — 6.6%
	Banc of America Alternative Loan Trust,
3,252	Series 2004-9, Class 4A1, 5.500%, 10/25/19	3,286
943	Series 2006-2, Class 7A1, 6.000%, 03/25/21	861
91	Citigroup Mortgage Loan Trust, Inc., Series 2005-9, Class 2A2, 5.500%, 11/25/35	86
	Countrywide Alternative Loan Trust,
706	Series 2004-24CB, Class 1A1, 6.000%, 11/25/34	687
926	Series 2004-28CB, Class 2A4, 5.750%, 01/25/35	891
1,012	Series 2004-28CB, Class 3A1, 6.000%, 01/25/35	967
129	Series 2006-J3, Class 4A1, 5.750%, 05/25/26	110
459	Series 2007-25, Class 2A1, 6.000%, 11/25/22	423
558	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-7, Class 1A25, 5.750%, 02/25/33	550
	First Horizon Alternative Mortgage Securities,
1,408	Series 2005-FA1, Class 1A4, 5.500%, 03/25/35	1,307
2,021	Series 2005-FA1, Class 2A1, 5.000%, 02/25/20	1,898
	First Horizon Asset Securities, Inc.,
543	Series 2005-6, Class 1A1, 5.500%, 11/25/35	535

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	37

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
557	Series 2005-8, Class 2A1, 5.250%, 02/25/21	550
491	JP Morgan Mortgage Trust, Series 2005-S2, Class 2A9, 5.500%, 09/25/35	468
1,549	Lehman Mortgage Trust, Series 2005-2, Class 2A5, 5.500%, 12/25/35	1,274
967	MASTR Asset Securitization Trust, Series 2003-8, Class 3A13, 5.250%, 09/25/33	923
	Morgan Stanley Mortgage Loan Trust,
1,828	Series 2004-4, Class 2A, VAR, 6.345%, 09/25/34	1,813
500	Series 2004-9, Class 1A, VAR, 5.889%, 11/25/34	484
591	Opteum Mortgage Acceptance Corp., Series 2005-3, Class A1B, 0.478%, 07/25/35	542
	Residential Accredit Loans, Inc.,
1,138	Series 2003-QS8, Class A7, 5.250%, 04/25/33	1,069
163	Series 2006-QS4, Class A2, 6.000%, 04/25/36	111
886	Residential Asset Securitization Trust, Series 2005-A8CB, Class A11, 6.000%, 07/25/35	759
894	Structured Asset Securities Corp., Series 2003-35, Class B1, VAR, 5.528%, 12/25/33	727
129	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-3, Class 5A2, 5.500%, 03/25/21	113
1,118	Washington Mutual Mortgage Pass-Through Certificates, Series 2003-S3, Class 3A2, 5.500%, 05/25/33	1,079
2,367	Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.000%, 11/25/37	2,156

		23,669

	Total Collateralized Mortgage Obligations (Cost $27,621)	27,708

Corporate Bonds — 54.3%
	Consumer Discretionary — 9.0%
	Auto Components — 0.6%
EUR 500	Conti-Gummi Finance B.V., (Netherlands), 6.500%, 01/15/16 (m)	699
1,500	Goodyear Tire & Rubber Co. (The), 8.250%, 08/15/20	1,584

		2,283

	Automobiles — 0.3%
1,200	Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21 (e)	1,038

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Broadcasting & Cable TV — 0.8%
1,150	CCO Holdings LLC/CCO Holdings Capital Corp., 7.875%, 04/30/18	1,196
	DISH DBS Corp.,
150	7.125%, 02/01/16	153
1,350	7.875%, 09/01/19	1,434

		2,783

	Diversified Consumer Services — 0.3%
	Service Corp. International,
150	6.750%, 04/01/15	158
1,000	7.000%, 05/15/19	1,022

		1,180

	Gaming — 0.8%
1,500	Caesars Entertainment Operating Co., Inc., 11.250%, 06/01/17	1,616
	MGM Resorts International,
75	7.500%, 06/01/16	66
960	9.000%, 03/15/20	1,025
75	11.125%, 11/15/17	84

		2,791

	Hotels, Restaurants & Leisure — 1.1%
1,150	Host Hotels & Resorts LP, 6.750%, 06/01/16	1,176
1,500	Marina District Finance Co., Inc., 9.875%, 08/15/18	1,440
1,500	Vail Resorts, Inc., 6.500%, 05/01/19 (e)	1,500

		4,116

	Household Durables — 0.8%
1,000	Libbey Glass, Inc., 10.000%, 02/15/15	1,070
	Sealy Mattress Co.,
150	8.250%, 06/15/14	147
1,100	10.875%, 04/15/16 (e)	1,199
600	Simmons Bedding Co., 11.250%, 07/15/15 (e)	625

		3,041

	Leisure Equipment & Products — 0.4%
1,400	Easton-Bell Sports, Inc., 9.750%, 12/01/16	1,491

	Media — 3.1%
	AMC Entertainment, Inc.,
1,000	8.750%, 06/01/19	1,008
500	9.750%, 12/01/20	482
1,150	Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.625%, 11/15/17 (e)	1,196
1,500	Clear Channel Worldwide Holdings, Inc., 9.250%, 12/15/17	1,605
1,500	EH Holding Corp., 6.500%, 06/15/19 (e)	1,500

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — Continued
	Media — Continued
750	Intelsat Jackson Holdings S.A., (Luxembourg), 11.250%, 06/15/16	784
750	Intelsat Luxembourg S.A., (Luxembourg), 11.250%, 02/04/17	727
1,210	NBC Universal Media LLC, 4.375%, 04/01/21 (m)	1,242
780	News America, Inc., 6.150%, 02/15/41 (m)	816
1,000	Quebecor Media, Inc., (Canada), 7.750%, 03/15/16	1,007
650	Visant Corp., 10.000%, 10/01/17	634

		11,001

	Specialty Retail — 0.4%
1,500	Michaels Stores, Inc., 7.750%, 11/01/18	1,419

	Textiles, Apparel & Luxury Goods — 0.4%
750	Hanesbrands, Inc., 8.000%, 12/15/16	803
770	VF Corp., 3.500%, 09/01/21 (m)	772

		1,575

	Total Consumer Discretionary	32,718

	Consumer Staples — 4.3%
	Beverages — 0.7%
1,480	Coca-Cola Co. (The), 1.800%, 09/01/16 (e) (m)	1,494
1,150	Constellation Brands, Inc., 7.250%, 09/01/16	1,223

		2,717

	Food & Staples Retailing — 0.9%
735	CVS Caremark Corp., 5.750%, 05/15/41	767
	Rite Aid Corp.,
650	8.000%, 08/15/20	682
500	9.750%, 06/12/16	537
1,150	SUPERVALU, Inc., 8.000%, 05/01/16	1,127

		3,113

	Food Products — 1.1%
1,500	Bumble Bee Acquisition Corp., 9.000%, 12/15/17 (e)	1,455
1,000	Del Monte Foods Co., 7.625%, 02/15/19 (e)	993
1,230	Kraft Foods, Inc., 5.375%, 02/10/20 (m)	1,397

		3,845

	Household Products — 1.0%
1,500	Central Garden & Pet Co., 8.250%, 03/01/18	1,466
	Jarden Corp.,
150	7.500%, 05/01/17	154
1,000	7.500%, 01/15/20	1,030
1,050	Spectrum Brands Holdings, Inc., 9.500%, 06/15/18	1,139

		3,789

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Tobacco — 0.6%
645	Altria Group, Inc., 4.750%, 05/05/21 (m)	670
1,210	Philip Morris International, Inc., 5.650%, 05/16/18 (m)	1,427

		2,097

	Total Consumer Staples	15,561

	Energy — 2.9%
	Energy Equipment & Services — 0.3%
1,125	Ensco plc, (United Kingdom), 4.700%, 03/15/21 (m)	1,176

	Oil, Gas & Consumable Fuels — 2.6%
1,220	Anadarko Petroleum Corp., 6.375%, 09/15/17 (m)	1,409
	Arch Coal, Inc.,
1,000	7.250%, 06/15/21 (e)	985
100	8.750%, 08/01/16	108
1,036	Denbury Resources, Inc., 9.750%, 03/01/16	1,137
	Energy Transfer Partners LP,
500	4.650%, 06/01/21 (m)	492
515	6.050%, 06/01/41 (m)	494
2,070	Occidental Petroleum Corp., 1.750%, 02/15/17 (m)	2,059
1,245	Petrohawk Energy Corp., 7.875%, 06/01/15	1,344
	Suncor Energy, Inc., (Canada),
560	6.500%, 06/15/38 (m)	645
650	Valero Energy Corp., 6.625%, 06/15/37 (m)	698

		9,371

	Total Energy	10,547

	Financials — 16.1%
	Capital Markets — 1.8%
EUR2,500	Credit Agricole Home Loan SFH, (France), 2.500%, 06/24/15 (m)	3,585
170	Credit Suisse AG, (Switzerland), VAR, 0.976%, 05/15/17 (m) (x)	135
345	Goldman Sachs Group, Inc. (The), 6.250%, 02/01/41 (m)	339
	Morgan Stanley,
1,315	5.500%, 07/28/21 (m)	1,313
950	5.750%, 01/25/21 (m)	978

		6,350

	Commercial Banks — 7.3%
EUR660	ABN Amro Bank N.V., (Netherlands), VAR, 4.310%, 03/10/16 (m) (x)	649
EUR2,300	Bank of Scotland plc, (United Kingdom), 4.500%, 10/23/13 (m)	3,455

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	39

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — Continued
	Commercial Banks — Continued
	Barclays Bank plc, (United Kingdom),
EUR2,400	3.125%, 01/14/15 (m)	3,544
EUR400	6.000%, 01/14/21 (m)	494
EUR2,500	BNP Paribas Home Loan Covered Bonds SFH, (France), 2.500%, 06/09/15 (m)	3,593
EUR2,400	GCE Covered Bonds, (France), 2.750%, 01/14/15 (m)	3,474
	ING Bank N.V., (Netherlands),
EUR2,500	2.250%, 08/31/15 (m)	3,562
GBP375	VAR, 6.875%, 05/29/23 (m)	609
EUR725	Lloyds TSB Bank plc, (United Kingdom), 6.500%, 03/24/20 (m)	862
650	Natixis, (France), VAR, 0.499%, 01/15/19 (m)	550
EUR2,450	Nordea Bank Finland plc, (Finland), 2.250%, 11/16/15 (m)	3,508
EUR365	Royal Bank of Scotland plc (The), (United Kingdom), VAR, 4.625%, 09/22/21 (m)	418
EUR800	Standard Chartered Bank, (United Kingdom), VAR, 1.828%, 03/28/18 (m)	1,106
395	Wells Fargo & Co., 3.676%, 06/15/16 (m)	417

		26,241

	Consumer Finance — 1.6%
	Ally Financial, Inc.,
750	6.250%, 12/01/17	721
750	6.750%, 12/01/14	752
	Capital One Financial Corp.,
1,155	3.150%, 07/15/16 (m)	1,150
520	4.750%, 07/15/21 (m)	523
	Ford Motor Credit Co. LLC,
500	6.625%, 08/15/17	524
150	8.000%, 12/15/16	166
	International Lease Finance Corp.,
1,000	8.625%, 09/15/15	1,020
500	8.750%, 03/15/17	514
440	RCI Banque S.A., (France), 4.600%, 04/12/16 (e) (m)	456

		5,826

	Diversified Financial Services — 1.9%
910	Bank of America Corp., 3.750%, 07/12/16 (m)	898
	CIT Group, Inc.,
500	7.000%, 05/01/16	498
1,000	7.000%, 05/01/17	987
	Citigroup, Inc.,
480	4.750%, 05/19/15 (m)	501
800	5.375%, 08/09/20 (m)	848
EUR350	Fiat Industrial Finance Europe S.A., (Luxembourg), 6.250%, 03/09/18 (m)	437

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Diversified Financial Services — Continued
715	General Electric Capital Corp., 5.875%, 01/14/38 (m)	729
EUR700	Hutchison Whampoa Finance 09 Ltd., (Cayman Islands), 4.750%, 11/14/16 (m)	1,049
GBP475	Xstrata Canada Financial Corp., (Canada), 7.375%, 05/27/20 (m)	875

		6,822

	Insurance — 0.7%
GBP170	Aegon N.V., (Netherlands), 6.625%, 12/16/39 (m)	268
EUR270	Allianz Finance II B.V., (Netherlands), VAR, 4.375%, 02/17/17 (m) (x)	304
1,200	American International Group, Inc., 6.400%, 12/15/20 (m)	1,263
305	Hartford Financial Services Group, Inc., 6.625%, 03/30/40 (m)	295
GBP400	Swiss Reinsurance, (Netherlands), VAR, 6.302%, 05/25/19 (m) (x)	513

		2,643

	Real Estate Investment Trusts (REITs) — 0.6%
920	Camden Property Trust, 4.625%, 06/15/21 (m)	937
600	HCP, Inc., 5.375%, 02/01/21 (m)	611
550	Mack-Cali Realty LP, 7.750%, 08/15/19 (m)	686

		2,234

	Real Estate Management & Development — 0.2%
720	Duke Realty LP, 6.750%, 03/15/20 (m)	772

	Thrifts & Mortgage Finance — 2.0%
EUR2,450	Abbey National Treasury Services plc, (United Kingdom), 2.500%, 03/18/13 (m)	3,532
EUR2,500	Swedbank Hypotek AB, (Sweden), 2.500%, 06/15/15 (m)	3,614

		7,146

	Total Financials	58,034

	Health Care — 4.0%
	Health Care Equipment & Supplies — 1.0%
1,000	Accellent, Inc., 8.375%, 02/01/17	994
1,500	Biomet, Inc., PIK, 11.125%, 10/15/17	1,582
1,000	DJO Finance LLC/DJO Finance Corp., 7.750%, 04/15/18 (e)	930

		3,506

	Health Care Providers & Services — 2.2%
1,000	CHS/Community Health Systems, Inc., 8.875%, 07/15/15	1,014
910	CIGNA Corp., 4.375%, 12/15/20 (m)	953

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

	Corporate Bonds — Continued
		Health Care Providers & Services — Continued
	640	Coventry Health Care, Inc., 5.450%, 06/15/21 (m)	689
	750	HCA Holdings, Inc., 7.750%, 05/15/21 (e)	739
	750	HCA, Inc., 7.500%, 02/15/22	743
	750	Health Management Associates, Inc., 6.125%, 04/15/16	731
	1,500	Tenet Healthcare Corp., 8.000%, 08/01/20	1,455
		United Surgical Partners International, Inc.,
	1,250	8.875%, 05/01/17	1,288
	150	PIK, 10.000%, 05/01/17	154
	330	UnitedHealth Group, Inc., 5.700%, 10/15/40 (m)	362

			8,128

		Pharmaceuticals — 0.8%
		Mylan, Inc.,
	500	7.625%, 07/15/17 (e)	534
	1,000	7.875%, 07/15/20 (e)	1,070
		Valeant Pharmaceuticals International,
	600	6.500%, 07/15/16 (e)	570
	650	6.875%, 12/01/18 (e)	598
	250	7.250%, 07/15/22 (e)	222

			2,994

		Total Health Care	14,628

		Industrials — 4.0%
		Airlines — 0.3%
	162	Continental Airlines 2009-2 Class A Pass Through Trust, 7.250%, 11/10/19 (m)	170
	725	Continental Airlines 2010-1 Class A Pass-Through Trust, 4.750%, 01/12/21 (m)	678
	337	Delta Air Lines 2009-1 Class A Pass Through Trust, 7.750%, 12/17/19 (m)	353

			1,201

		Building Products — 0.2%
GBP	400	Cie de St-Gobain, (France), 5.625%, 12/15/16 (m)	698

		Commercial Services & Supplies — 1.0%
	97	ACCO Brands Corp., 10.625%, 03/15/15	106
		Geo Group, Inc. (The),
	750	6.625%, 02/15/21	738
	295	7.750%, 10/15/17	310
	1,000	Iron Mountain, Inc., 8.375%, 08/15/21	1,035
	1,400	Waste Management, Inc., 2.600%, 09/01/16 (m)	1,419

			3,608

		Machinery — 0.7%
	1,000	Case New Holland, Inc., 7.875%, 12/01/17	1,083

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		Machinery — Continued
	995	Caterpillar, Inc., 5.200%, 05/27/41 (m)	1,069
	300	Manitowoc Co., Inc. (The), 8.500%, 11/01/20	298

			2,450

		Road & Rail — 1.3%
	1,500	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.250%, 01/15/19	1,451
GBP	650	Eversholt Funding plc, (United Kingdom), 6.359%, 12/02/25 (m)	1,100
	1,370	Hertz Corp. (The), 6.750%, 04/15/19 (e)	1,278
	1,000	RSC Equipment Rental, Inc./RSC Holdings III LLC, 8.250%, 02/01/21	932

			4,761

		Trading Companies & Distributors — 0.2%
EUR	460	Rexel S.A., (France), 8.250%, 12/15/16 (m)	664

		Transportation Infrastructure — 0.3%
GBP	425	BAA SH plc, (United Kingdom), 7.125%, 03/01/17 (m)	657
EUR	400	HIT Finance B.V., (Netherlands), 5.750%, 03/09/18 (m)	578

			1,235

		Total Industrials	14,617

		Information Technology — 2.9%
		Communications Equipment — 0.7%
	1,500	Alcatel-Lucent USA, Inc., 6.450%, 03/15/29	1,290
		Avaya, Inc.,
	1,350	7.000%, 04/01/19 (e)	1,215
	75	9.750%, 11/01/15	63
	75	PIK, 10.875%, 11/01/15	65

			2,633

		Electronic Equipment, Instruments & Components — 0.4%
	1,500	NXP B.V./NXP Funding LLC, (Netherlands), 9.750%, 08/01/18 (e)	1,579

		IT Services — 1.2%
	1,250	Fidelity National Information Services, Inc., 7.875%, 07/15/20	1,300
		First Data Corp.,
	900	8.875%, 08/15/20 (e)	891
	600	PIK, 8.750%, 01/15/22 (e)	516
	1,450	SunGard Data Systems, Inc., 10.250%, 08/15/15	1,479

			4,186

		Semiconductors & Semiconductor Equipment — 0.6%
	705	Amkor Technology, Inc., 7.375%, 05/01/18	710

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	41

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

	Corporate Bonds — Continued
		Semiconductors & Semiconductor Equipment — Continued
	1,400	Freescale Semiconductor, Inc., 9.250%, 04/15/18 (e)	1,474

			2,184

		Total Information Technology	10,582

		Materials — 2.5%
		Chemicals — 0.6%
	750	Huntsman International LLC, 5.500%, 06/30/16	723
	1,250	Ineos Finance plc, (United Kingdom), 9.000%, 05/15/15 (e)	1,266

			1,989

		Construction Materials — 0.1%
EUR	305	HeidelbergCement Finance B.V., (Netherlands), 8.000%, 01/31/17 (m)	440

		Containers & Packaging — 1.0%
	1,500	Ardagh Packaging Finance plc, (Ireland), 9.125%, 10/15/20 (e)	1,447
	750	Graham Packaging Co. LP/GPC Capital Corp. I, 8.250%, 10/01/18	756
	1,500	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, 9.000%, 04/15/19 (e)	1,350

			3,553

		Metals & Mining — 0.7%
	1,130	ArcelorMittal, (Luxembourg), 5.500%, 03/01/21 (m)	1,106
	815	Barrick North America Finance LLC, 5.700%, 05/30/41 (e) (m)	861
	700	Vale Overseas Ltd., (Cayman Islands), 4.625%, 09/15/20 (m)	723

			2,690

		Paper & Forest Products — 0.1%
GBP	205	UPM-Kymmene OYJ, (Finland), 6.625%, 01/23/17 (m)	324

		Total Materials	8,996

		Telecommunication Services — 4.4%
		Diversified Telecommunication Services — 2.8%
	1,300	AT&T, Inc., 5.550%, 08/15/41 (m)	1,370
	1,500	Cincinnati Bell, Inc., 8.375%, 10/15/20	1,477
	1,000	Clearwire Communications LLC/Clearwire Finance, Inc., 12.000%, 12/01/15 (e)	940
	1,000	Frontier Communications Corp., 8.500%, 04/15/20	1,047
	150	GCI, Inc., 8.625%, 11/15/19	161
	1,000	PAETEC Holding Corp., 9.875%, 12/01/18	1,065

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Diversified Telecommunication Services — Continued
	Qwest Communications International, Inc.,
600	7.500%, 02/15/14	608
150	8.000%, 10/01/15	160
	Windstream Corp.,
1,150	7.750%, 10/01/21	1,167
250	8.125%, 09/01/18	260
EUR 1,225	Ziggo Finance B.V., (Netherlands), 6.125%, 11/15/17 (m)	1,716

		9,971

	Wireless Telecommunication Services — 1.6%
	America Movil S.A.B. de C.V., (Mexico),
1,640	2.375%, 09/08/16	1,627
900	5.000%, 03/30/20 (m)	977
1,500	MetroPCS Wireless, Inc., 7.875%, 09/01/18	1,521
1,500	Sprint Capital Corp., 8.750%, 03/15/32	1,537
150	Wind Acquisition Finance S.A., (Luxembourg), 11.750%, 07/15/17 (e)	155

		5,817

	Total Telecommunication Services	15,788

	Utilities — 4.2%
	Electric Utilities — 2.4%
1,500	AES Corp. (The), 8.000%, 10/15/17	1,575
1,000	Duke Energy Corp., 5.050%, 09/15/19 (m)	1,121
745	Entergy Arkansas, Inc., 3.750%, 02/15/21 (m)	759
550	FirstEnergy Corp., 7.375%, 11/15/31 (m)	640
115	Nisource Finance Corp., 5.950%, 06/15/41 (m)	118
1,760	NV Energy, Inc., 6.250%, 11/15/20 (m)	1,898
485	Oglethorpe Power Corp., 5.375%, 11/01/40 (m)	508
1,250	Oncor Electric Delivery Co. LLC, 5.000%, 09/30/17 (m)	1,387
730	PPL WEM Holdings plc, (United Kingdom), 5.375%, 05/01/21 (e) (m)	772

		8,778

	Gas Utilities — 1.5%
650	DCP Midstream LLC, 5.350%, 03/15/20 (e) (m)	717
	Enterprise Products Operating LLC,
500	5.200%, 09/01/20 (m)	546
965	5.700%, 02/15/42 (m)	976
1,500	Plains All American Pipeline LP/PAA Finance Corp., 5.750%, 01/15/20 (m)	1,691
1,280	Rockies Express Pipeline LLC, 3.900%, 04/15/15 (e) (m)	1,317

		5,247

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — Continued
	Independent Power Producers & Energy Traders — 0.3%
1,000	NRG Energy, Inc., 7.625%, 01/15/18 (e)	990

	Total Utilities	15,015

	Total Corporate Bonds (Cost $199,468)	196,486

Foreign Government Securities — 15.0%
AUD21,300	Australia Government Bond, (Australia), 5.750%, 05/15/21 (m)	25,207
	Indonesia Treasury Bond, (Indonesia),
IDR10,600,000	9.000%, 09/15/13 (m)	1,336
IDR8,000,000	9.500%, 06/15/15 (m)	1,045
IDR6,000,000	11.250%, 05/15/14 (m)	803
PLN2,410	Poland Government Bond, (Poland), 4.750%, 04/25/12 (m)	838
HUF170,000	Republic of Hungary, (Hungary), 6.000%, 10/12/11 (m)	899
ZAR25,900	Republic of South Africa, (South Africa), 13.500%, 09/15/15 (m)	4,607
GBP7,200	United Kingdom Gilt, (United Kingdom), 3.750%, 09/07/20 (m)	12,798
MXN62,000	United Mexican States, (Mexico), 10.000%, 12/05/24 (m)	6,645

	Total Foreign Government Securities (Cost $52,422)	54,178

Mortgage Pass-Through Securities — 9.9%
17,200	Federal Home Loan Mortgage Corp. Gold Pool, 30 Year, Single Family, TBA, 4.000%, 09/15/41 (m)	17,809

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

17,200	Federal National Mortgage Association, 30 Year, Single Family, TBA, 4.000%, 09/25/41 (m)	17,823

	Total Mortgage Pass-Through Securities (Cost $35,863)	35,632

Municipal Bond — 0.0% (g) (t)
	New Jersey — 0.0% (g)
145	New Jersey EDA, School Facilities, Series GG, Rev., 5.000%, 09/01/21 (m) (Cost $145)	164

U.S. Treasury Obligation — 0.0% (g)
90	U.S. Treasury Bill, 0.080%, 11/10/11 (k) (n) (Cost $90)	90

SHARES
Short-Term Investment — 16.1%
	Investment Company — 16.1%
58,091	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (b) (l) (Cost $58,091)	58,091

	Total Investments — 108.9% (Cost $395,566)	393,592
	Liabilities in Excess of Other Assets — (8.9)%	(32,022)

	NET ASSETS — 100.0%	$361,570

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 08/31/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
83	Euro Bund	09/08/11	16,044	1,140
	Short Futures Outstanding
(43)	Euro Bund	09/08/11	(7,520)	(331)
(337)	10 Year U.S. Treasury Note	12/20/11	(43,483)	63
(66)	30 Year U.S. Treasury Bond	12/20/11	(8,978)	1
(244)	2 Year U.S. Treasury Note	12/30/11	(53,802)	(4)
(343)	5 Year U.S. Treasury Note	12/30/11	(42,034)	(44)

				825

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	43

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands, except number of contracts)

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 08/31/11		NET UNREALIZED APPRECIATION (DEPRECIATION)
2,536,569	MXN
150,000	for EUR	Royal Bank of Scotland	09/07/11	216	#	206	#	(10)
673,369,408	CLP	Union Bank of Switzerland AG	09/07/11	1,433		1,459		26
6,190,000	CNY	Barclays Bank plc	09/07/11	960		970		10
53,979,053	CNY	Citibank, N.A.	09/07/11	8,372		8,463		91
28,571,000	CNY	Morgan Stanley	09/07/11	4,436		4,480		44
1,611,677	CNY	Citibank, N.A.	12/21/11	250		254		4
2,565,339,373	COP	Union Bank of Switzerland AG	09/07/11	1,450		1,443		(7)
475,768	EUR	Barclays Bank plc	09/07/11	687		684		(3)
347,546	EUR	Morgan Stanley	09/07/11	500		499		(1)
12,500,000	EUR	Royal Bank of Canada	09/07/11	17,812		17,955		143
973,000	EUR	Union Bank of Switzerland AG	09/07/11	1,407		1,398		(9)
400,000	GBP	BNP Paribas	09/07/11	632		649		17
4,362,520,000	IDR	Barclays Bank plc	09/07/11	511		511		— (h)
3,249,760,000	IDR	Royal Bank of Scotland	09/07/11	381		381		— (h)
9,302,039,677	IDR	Union Bank of Switzerland AG	09/07/11	1,084		1,089		5
16,914,319,677	IDR	Citibank, N.A.	11/08/11	1,967		1,969		2
815,994,406	JPY	BNP Paribas	09/07/11	10,424		10,657		233
476,420,000	KRW	Barclays Bank plc	09/07/11	446		446		— (h)
610,213,367	KRW	Citibank, N.A.	09/07/11	562		572		10
4,642,567,700	KRW	Union Bank of Switzerland AG	09/07/11	4,325		4,350		25
1,440,000	MYR	Barclays Bank plc	09/07/11	479		483		4
1,722,764	MYR	Citibank, N.A.	09/07/11	567		577		10
12,966,732	MYR	Union Bank of Switzerland AG	09/07/11	4,294		4,345		51
16,129,496	MYR	Citibank, N.A.	11/08/11	5,387		5,385		(2)
				68,582		69,225		643

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 08/31/11	NET UNREALIZED APPRECIATION (DEPRECIATION)
581,840	AUD	Citibank, N.A.	09/07/11	599	622	(23)
23,159,641	AUD	Royal Bank of Canada	09/07/11	24,479	24,740	(261)
10,050,000	EUR	Barclays Bank plc	09/07/11	14,242	14,436	(194)
353,823	EUR	BNP Paribas	09/07/11	503	508	(5)
1,489,325	EUR	HSBC Bank, N.A.	09/07/11	2,120	2,139	(19)
25,000,000	EUR	Royal Bank of Canada	09/07/11	35,624	35,911	(287)
16,648,584	EUR	State Street Corp.	09/07/11	24,056	23,914	142
303,394	GBP	Barclays Bank plc	09/07/11	494	493	1
333,066	GBP	BNP Paribas	09/07/11	540	541	(1)
326,726	GBP	Morgan Stanley	09/07/11	527	530	(3)
7,561,523	GBP	Royal Bank of Canada	09/07/11	12,319	12,274	45
905,084	GBP	Royal Bank of Scotland	09/07/11	1,452	1,468	(16)
8,929,523	GBP	State Street Corp.	09/07/11	14,283	14,495	(212)
178,076,167	HUF	State Street Corp.	09/07/11	968	942	26
16,914,319,677	IDR	Citibank, N.A.	09/07/11	1,975	1,981	(6)
82,235,358	JPY	Barclays Bank plc	09/07/11	1,020	1,074	(54)
733,759,048	JPY	State Street Corp.	09/07/11	9,096	9,583	(487)

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 08/31/11	NET UNREALIZED APPRECIATION (DEPRECIATION)
11,280,649	MXN	Barclays Bank plc	09/07/11	965	914	51
7,257,276	MXN	HSBC Bank, N.A.	09/07/11	593	588	5
12,502,652	MXN	Royal Bank of Canada	09/07/11	1,044	1,012	32
55,775,829	MXN	State Street Corp.	09/07/11	4,747	4,519	228
16,129,496	MYR	Citibank, N.A.	09/07/11	5,400	5,406	(6)
2,514,656	PLN	State Street Corp.	09/07/11	913	873	40
32,163,326	ZAR	State Street Corp.	09/07/11	4,719	4,595	124
				162,678	163,558	(880)

#	For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at 08/31/11 of the currency being sold, and the value at 08/31/11 is the U.S. Dollar market value of the currency being purchased.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	45

JPMorgan Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Asset-Backed Security — 0.1%
107	Residential Asset Securities Corp., Series 2005-KS10, Class 1A2, VAR, 0.468%, 11/25/35 (m) (Cost $107)	101

Collateralized Mortgage Obligations — 0.2%
	Non-Agency CMO — 0.2%
114	Adjustable Rate Mortgage Trust, Series 2005-12, Class 5A1, VAR, 0.468%, 03/25/36 (m)	54
245	Harborview Mortgage Loan Trust, Series 2005-11, Class 2A1A, VAR, 0.522%, 08/19/45 (m)	173

	Total Collateralized Mortgage Obligations (Cost $360)	227

U.S. Treasury Obligations — 98.9%
	U.S. Treasury Inflation Indexed Bonds,
2,530	1.750%, 01/15/28	3,142
2,170	2.000%, 01/15/26	2,927
2,070	2.125%, 02/15/40	2,657
2,624	2.125%, 02/15/41	3,339
4,075	2.375%, 01/15/25	6,032
2,425	2.375%, 01/15/27	3,382
2,290	2.500%, 01/15/29	3,071
845	3.375%, 04/15/32	1,575
2,295	3.625%, 04/15/28 (m)	4,593
2,845	3.875%, 04/15/29	5,847
	U.S. Treasury Inflation Indexed Notes,
6,535	0.125%, 04/15/16	6,978
1,005	0.500%, 04/15/15	1,100
5,840	0.625%, 07/15/21	6,117
4,415	1.125%, 01/15/21	4,991
2,931	1.250%, 04/15/14 (k)	3,301
3,545	1.250%, 07/15/20	4,070
2,770	1.375%, 07/15/18	3,247

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

2,494	1.375%, 01/15/20	2,914
3,100	1.625%, 01/15/15	3,981
2,220	1.625%, 01/15/18	2,704
5,420	1.875%, 07/15/13	7,013
2,975	1.875%, 07/15/15	3,830
2,705	1.875%, 07/15/19	3,319
1,495	2.000%, 01/15/14	1,955
5,893	2.000%, 07/15/14	7,661
1,960	2.000%, 01/15/16	2,506
2,270	2.125%, 01/15/19	2,805
2,810	2.375%, 01/15/17	3,655
3,315	2.500%, 07/15/16	4,308
2,430	2.625%, 07/15/17	3,150

	Total U.S. Treasury Obligations (Cost $104,766)	116,170

SHARES
Short-Term Investment — 0.3%
	Investment Company — 0.3%
300	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (b) (l) (m) (Cost $300)	300

	Total Investments — 99.5% (Cost $105,533)	116,798
	Other Assets in Excess of Liabilities — 0.5%	617

	NET ASSETS — 100.0%	$117,415

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 08/31/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
3	Ultra U.S. Treasury Bond	12/20/11	$429	$(3)
11	5 Year U.S. Treasury Note	12/30/11	1,348	(1)
	Short Futures Outstanding
(4)	30 Year U.S. Treasury Bond	12/20/11	(544)	3
(13)	2 Year U.S. Treasury Note	12/30/11	(2,867)	(1)

				$(2)

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Asset-Backed Securities — 0.9%
	ACE Securities Corp.,
12,250	Series 2005-HE4, Class M1, VAR, 0.718%, 07/25/35	11,223
4,880	Series 2005-HE7, Class A1B2, VAR, 0.518%, 11/25/35	3,508
1,293	AH Mortgage Advance Trust, Series SART-1, Class A1, 2.630%, 05/10/42 (e)	1,294
	Asset Backed Funding Certificates,
1,449	Series 2005-HE2, Class M1, VAR, 0.698%, 06/25/35	1,415
3,100	Series 2005-OPT1, Class A2C, VAR, 0.578%, 07/25/35	2,730
	Asset Backed Securities Corp. Home Equity,
5,407	Series 2003-HE7, Class M2, VAR, 2.832%, 12/15/33	4,440
1,973	Series 2005-HE4, Class M1, VAR, 0.638%, 05/25/35	1,921
	Bear Stearns Asset Backed Securities Trust,
4,357	Series 2004-SD1, Class M2, VAR, 6.744%, 12/25/42	3,706
4,500	Series 2005-HE1, Class M2, VAR, 1.050%, 01/25/35	3,285
	Centex Home Equity,
13,261	Series 2005-A, Class M2, VAR, 0.718%, 01/25/35	10,527
2,027	Series 2005-C, Class AF6, SUB, 4.638%, 06/25/35	1,956
3,000	Citicorp Residential Mortgage Securities, Inc., Series 2006-1, Class A4, SUB, 5.939%, 07/25/36	2,858
	Citigroup Mortgage Loan Trust, Inc.,
1,355	Series 2005-WF2, Class AF4, SUB, 4.964%, 08/25/35	1,229
5,000	Series 2006-HE1, Class M1, VAR, 0.548%, 01/25/36	3,596
3,795	Series 2007-AMC1, Class A2A, VAR, 0.268%, 12/25/36	2,978
4,486	Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB4, Class AF4, SUB, 5.028%, 08/25/35	4,391
3,200	Home Equity Asset Trust, Series 2005-2, Class M2, VAR, 0.698%, 07/25/35	2,928
8,013	Indymac Home Equity Loan Asset-Backed Trust, Series 2004-B, Class M2, VAR, 0.968%, 11/25/34	6,366
3,920	Long Beach Mortgage Loan Trust, Series 2004-3, Class M1, VAR, 0.788%, 07/25/34	2,843

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Morgan Stanley ABS Capital I,
8,365	Series 2004-OP1, Class M1, VAR, 0.798%, 11/25/34	6,303
1,970	Series 2005-WMC5, Class M4, VAR, 0.858%, 06/25/35	1,402
435	New Century Home Equity Loan Trust, Series 2003-5, Class AI7, VAR, 5.150%, 11/25/33	445
7,000	Option One Mortgage Loan Trust, Series 2004-3, Class M2, VAR, 0.788%, 11/25/34	5,536
	Park Place Securities, Inc.,
8,000	Series 2004-WHQ2, Class M2, VAR, 0.848%, 02/25/35	6,185
4,355	Series 2005-WHQ3, Class M1, VAR, 0.638%, 06/25/35	3,785
10,000	Series 2005-WHQ3, Class M2, VAR, 0.668%, 06/25/35	6,853
730	Renaissance Home Equity Loan Trust, Series 2005-4, Class A3, SUB, 5.565%, 02/25/36	642
2,162	Residential Asset Securities Corp., Series 2005-KS6, Class M2, VAR, 0.668%, 07/25/35	1,647
2,490	Saxon Asset Securities Trust, Series 2002-3, Class AF6, SUB, 5.407%, 05/25/31	2,412
180	SG Mortgage Securities Trust, Series 2006-OPT2, Class A3A, VAR, 0.268%, 10/25/36	178
17,077	Structured Asset Securities Corp., Series 2005-WF4, Class A4, VAR, 0.578%, 11/25/35	16,142
8,300	Wells Fargo Home Equity Trust, Series 2004-2, Class AI6, VAR, 5.000%, 05/25/34	8,275

	Total Asset-Backed Securities (Cost $133,982)	132,999

Collateralized Mortgage Obligations — 5.8%
	Agency CMO — 2.4%
	Federal Home Loan Mortgage Corp. REMICS,
58,170	Series 3045, Class DI, IF, IO, 6.523%, 10/15/35	10,826
21,674	Series 3153, Class JI, IF, IO, 6.413%, 05/15/36	3,574
24,681	Series 3155, Class PS, IF, IO, 6.943%, 05/15/36	4,432
647	Series 3171, Class ST, IF, IO, 6.278%, 06/15/36	106
9,010	Series 3181, Class PS, IF, IO, 6.263%, 07/15/36	1,888

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	47

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
650	Series 3218, Class AS, IF, IO, 6.373%, 09/15/36	112
2,860	Series 3236, Class IS, IF, IO, 6.443%, 11/15/36	502
8,216	Series 3244, Class SB, IF, IO, 6.453%, 11/15/36	1,560
24,102	Series 3303, Class SD, IF, IO, 5.883%, 04/15/37	4,051
15,746	Series 3311, Class IA, IF, IO, 6.203%, 05/15/37	2,805
15,746	Series 3311, Class IB, IF, IO, 6.203%, 05/15/37	2,805
15,746	Series 3311, Class IC, IF, IO, 6.203%, 05/15/37	2,805
15,746	Series 3311, Class ID, IF, IO, 6.203%, 05/15/37	2,805
22,907	Series 3311, Class IE, IF, IO, 6.203%, 05/15/37	4,080
3,418	Series 3370, Class SH, IF, IO, 6.243%, 10/15/37	583
35,825	Series 3612, Class JI, IO, 4.500%, 05/15/24	3,537
39,448	Series 3751, Class MI, IO, 4.000%, 02/15/34	5,424
70,082	Series 3754, Class NS, IF, IO, 6.443%, 11/15/34	11,144
5,849	Series 3762, Class CS, IF, IO, 6.493%, 04/15/35	1,098
18,870	Series 3762, Class JS, IF, IO, 6.493%, 04/15/35	3,544
82,356	Series 3763, Class LS, IF, IO, 5.793%, 02/15/39	12,512
35,763	Series 3767, Class DS, IF, IO, 6.493%, 02/15/39	6,616
45,901	Series 3803, Class DS, IF, IO, 6.393%, 11/15/35	8,814
	Federal National Mortgage Association REMICS,
15,443	Series 2003-22, Class IO, IO, 6.000%, 04/25/33	2,696
9,806	Series 2003-80, Class DI, IO, 5.500%, 10/25/31	925
2,593	Series 2004-17, Class DS, IF, IO, 6.932%, 11/25/32	248
472	Series 2004-41, Class SA, IF, IO, 6.932%, 02/25/32	45
11,647	Series 2004-60, Class SW, IF, IO, 6.832%, 04/25/34	2,223
3,880	Series 2004-61, Class NS, IF, IO, 7.482%, 08/25/34	884

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Agency CMO — Continued
9,886	Series 2004-72, Class S, IF, IO, 6.282%, 09/25/34	2,062
9,084	Series 2004-92, Class SQ, IF, IO, 6.432%, 05/25/34	1,550
5,162	Series 2005-13, Class AS, IF, IO, 5.882%, 03/25/35	777
11,008	Series 2005-23, Class SG, IF, IO, 6.482%, 04/25/35	2,132
40,896	Series 2005-74, Class SE, IF, IO, 5.882%, 09/25/35	6,230
19,480	Series 2005-79, Class NS, IF, IO, 5.872%, 09/25/35	2,666
19,968	Series 2005-82, Class SY, IF, IO, 6.512%, 09/25/35	3,847
13,139	Series 2005-90, Class SP, IF, IO, 6.532%, 09/25/35	2,090
11,611	Series 2006-3, Class SB, IF, IO, 6.482%, 07/25/35	1,834
10,316	Series 2006-20, Class IG, IF, IO, 6.432%, 04/25/36	1,796
36,420	Series 2006-43, Class SD, IF, IO, 6.382%, 06/25/36	5,524
57,043	Series 2006-58, Class SI, IF, IO, 6.322%, 07/25/36	9,937
3,500	Series 2006-69, Class KI, IF, IO, 7.082%, 08/25/36	751
23,945	Series 2006-70, Class JI, IF, IO, 6.382%, 06/25/36	3,899
5,168	Series 2006-72, Class XI, IF, IO, 6.282%, 08/25/36	762
6,377	Series 2006-106, Class CS, IF, IO, 6.372%, 11/25/36	1,192
6,313	Series 2006-108, Class S, IF, IO, 6.982%, 11/25/36	1,351
8,701	Series 2006-109, Class SG, IF, IO, 6.412%, 11/25/36	1,637
17,500	Series 2006-113, Class PQ, IF, IO, 6.432%, 07/25/36	2,849
11,144	Series 2007-30, Class UI, IF, IO, 5.882%, 04/25/37	1,950
40,557	Series 2007-33, Class SD, IF, IO, 5.892%, 04/25/37	7,126
46,121	Series 2007-36, Class SB, IF, IO, 6.382%, 04/25/37	8,105
26,565	Series 2007-55, Class S, IF, IO, 6.542%, 06/25/37	4,912
8,151	Series 2007-109, Class GI, IF, IO, 5.852%, 12/25/37	1,464
15,498	Series 2008-17, Class KS, IF, IO, 6.132%, 11/25/37	2,374

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
28,781	Series 2008-36, Class AI, IF, IO, 6.742%, 05/25/38	4,001
6,460	Series 2008-41, Class S, IF, IO, 6.582%, 11/25/36	1,301
13,975	Series 2008-61, Class S, IF, IO, 5.882%, 07/25/38	2,448
34,868	Series 2008-71, Class SB, IF, IO, 6.266%, 10/25/29	2,859
17,727	Series 2008-87, Class AS, IF, IO, 7.432%, 07/25/33	2,998
66,781	Series 2008-92, Class SA, IF, IO, 6.232%, 12/25/38	12,225
78,827	Series 2009-87, Class SG, IF, IO, 6.032%, 11/25/39	11,860
30,190	Series 2009-95, Class HI, IO, 6.000%, 12/25/38	4,495
64,880	Series 2009-110, Class SD, IF, IO, 6.032%, 01/25/40	10,025
54,290	Series 2010-99, Class SD, IF, IO, 5.882%, 03/25/39	8,467
16,191	Series 2010-102, Class S, IF, IO, 6.332%, 09/25/40	3,119
63,281	Series 2010-107, Class PS, IF, IO, 6.412%, 06/25/40	13,232
29,486	Series 2010-107, Class SP, IF, IO, 6.432%, 06/25/40	6,189
52,595	Series 2010-131, Class SA, IF, IO, 6.382%, 11/25/40	10,237
93,038	Series 2010-134, Class SB, IF, IO, 5.882%, 08/25/38	13,005
83,846	Series 2010-139, Class SA, IF, IO, 5.812%, 12/25/40	14,461
85,000	Series 2011-86, Class KS, IF, IO, 5.763%, 09/25/41	11,617
	Federal National Mortgage Association STRIPS,
5,532	Series 366, Class 18, IO, 4.000%, 10/01/35	550
6,322	Series 377, Class 2, IO, 5.000%, 10/01/36	956
10,373	Series 379, Class 2, IO, 5.500%, 05/01/37	1,698
24,835	Series 390, Class C7, IO, 4.000%, 07/25/23	1,920
38,539	Series 390, Class C8, IO, 4.500%, 07/25/23	3,235
	Government National Mortgage Association,
4,174	Series 2001-57, Class SF, IF, IO, 7.992%, 05/17/29	964
3,452	Series 2003-42, Class SE, IF, IO, 6.392%, 01/16/30	638
1,734	Series 2003-46, Class SB, IF, IO, 7.072%, 06/16/33	376

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Agency CMO — Continued
6,532	Series 2003-82, Class SH, IF, IO, 6.392%, 09/16/33	1,250
12,399	Series 2004-11, Class SB, IF, IO, 6.987%, 02/20/34	2,709
4,718	Series 2004-76, Class S, IF, IO, 6.387%, 09/20/34	929
17,564	Series 2005-13, Class SA, IF, IO, 6.587%, 02/20/35	3,317
36,109	Series 2009-76, Class SB, IF, IO, 5.892%, 09/16/39	5,811
16,415	Series 2009-78, Class SD, IF, IO, 5.987%, 09/20/32	2,924

		341,277

	Non-Agency CMO — 3.4%
3,736	American Home Mortgage Assets, Series 2006-2, Class 2A1, VAR, 0.408%, 09/25/46	1,901
	Banc of America Alternative Loan Trust,
12,179	Series 2004-1, Class 1A1, 6.000%, 02/25/34	12,798
5,767	Series 2004-12, Class 2CB1, 6.000%, 01/25/35	5,959
4,878	Series 2005-2, Class 2CB1, 6.000%, 03/25/35	4,472
7,015	Series 2006-4, Class 2A1, 6.000%, 05/25/21	6,593
	Banc of America Funding Corp.,
4,497	Series 2006-1, Class 2A1, 5.500%, 01/25/36	4,280
12,445	Series 2006-3, Class 4A19, 5.750%, 03/25/36	12,196
	Banc of America Mortgage Securities, Inc.,
3,702	Series 2005-10, Class 1A13, 5.500%, 11/25/35	3,543
8,024	Series 2005-11, Class 2A1, 5.250%, 12/25/20	7,979
23,173	Series 2007-3, Class 1A1, 6.000%, 09/25/37	20,213
	Citicorp Mortgage Securities, Inc.,
9,000	Series 2006-5, Class 1A3, 6.000%, 10/25/36	8,544
1,302	Series 2007-2, Class 1A5, 5.750%, 02/25/37	1,294
6,298	Citigroup Mortgage Loan Trust, Inc., Series 2006-4, Class 1A1, 5.500%, 12/25/20	5,600
	CitiMortgage Alternative Loan Trust,
12,069	Series 2006-A1, Class 1A5, 5.500%, 04/25/36	9,737

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	49

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
8,394	Series 2006-A1, Class 1A6, 6.000%, 04/25/36	6,904
1,862	Series 2006-A1, Class 2A1, 5.250%, 03/25/21	1,829
13,367	Series 2007-A6, Class 1A5, 6.000%, 06/25/37	9,473
	Countrywide Alternative Loan Trust,
8,177	Series 2003-J1, Class 1A8, 5.250%, 10/25/33	8,259
2,555	Series 2004-5CB, Class 2A1, 5.000%, 05/25/19	2,613
3,898	Series 2004-30CB, Class 1A9, 5.500%, 02/25/35	3,577
2,746	Series 2005-28CB, Class 1A5, 5.500%, 08/25/35	2,675
9,304	Series 2005-28CB, Class 1A6, 5.500%, 08/25/35	7,239
4,193	Series 2005-50CB, Class 4A1, 5.000%, 11/25/20	3,587
19,920	Series 2005-70CB, Class A5, 5.500%, 12/25/35	17,035
6,433	Series 2005-J11, Class 5A1, 5.500%, 11/25/20	5,597
3,241	Series 2005-J3, Class 3A1, 6.500%, 09/25/34	3,158
9,779	Series 2005-J6, Class 2A1, 5.500%, 07/25/25	9,242
4,155	Series 2006-19CB, Class A15, 6.000%, 08/25/36	3,342
3,844	Series 2006-24CB, Class A1, 6.000%, 06/25/36	3,069
8,229	Series 2006-24CB, Class A23, 6.000%, 06/25/36	5,594
11,827	Series 2006-25CB, Class A9, 6.000%, 10/25/36	8,094
1,794	Series 2006-28CB, Class A17, 6.000%, 10/25/36	1,144
6,088	Series 2006-31CB, Class A3, 6.000%, 11/25/36	4,725
1,581	Series 2006-41CB, Class 2A17, 6.000%, 01/25/37	1,146
1,098	Series 2006-J3, Class 2A1, 4.750%, 12/25/20	995
2,190	Series 2007-5CB, Class 1A31, 5.500%, 04/25/37	1,444
	Countrywide Home Loan Mortgage Pass-Through Trust,
6,725	Series 2005-10, Class A1, 5.500%, 05/25/35	6,629

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Non-Agency CMO — Continued
7,496	Series 2005-20, Class A7, 5.250%, 12/25/27	6,998
2,848	Series 2005-21, Class A2, 5.500%, 10/25/35	2,633
7,101	Series 2006-15, Class A1, 6.250%, 10/25/36	5,927
3,517	Series 2006-20, Class 1A36, 5.750%, 02/25/37	3,044
14,209	Series 2007-16, Class A1, 6.500%, 10/25/37	12,532
20,168	Series 2007-17, Class 1A1, 6.000%, 10/25/37	17,959
	CS First Boston Mortgage Securities Corp.,
5,109	Series 2003-AR24, Class 2A4, VAR, 2.628%, 10/25/33	4,132
4,661	Series 2004-5, Class 4A1, 6.000%, 09/25/34	4,680
3,286	Series 2005-5, Class 1A1, 5.000%, 07/25/20	3,284
1,738	Series 2005-7, Class 3A1, 5.000%, 08/25/20	1,717
4,878	Deutsche ALT-A Securities, Inc., Alternate Loan Trust, Series 2005-1, Class 2A1, VAR, 5.714%, 02/25/20	4,971
5,979	First Horizon Alternative Mortgage Securities, Series 2006-FA7, Class A1, 5.750%, 12/25/36	4,156
9,231	First Horizon Asset Securities, Inc., Series 2007-5, Class A4, 6.250%, 11/25/37	7,743
5,430	Greenpoint Mortgage Funding Trust, Series 2005-AR4, Class 4A1A, VAR, 0.528%, 10/25/45	3,080
	GSR Mortgage Loan Trust,
1,893	Series 2006-9F, Class 7A1, 4.500%, 07/25/21	1,736
2,299	Series 2006-9F, Class 9A1, 6.000%, 08/25/21	2,160
5,000	Homestar Mortgage Acceptance Corp., Series 2004-6, Class M1, VAR, 0.848%, 01/25/35	3,425
7,885	JP Morgan Mortgage Trust, Series 2005-S2, Class 4A3, 5.500%, 09/25/20	7,769
	Lehman Mortgage Trust,
11,352	Series 2005-1, Class 7A1, 5.500%, 11/25/20	11,127
5,366	Series 2006-4, Class 3A1, 5.000%, 08/25/21	4,751
7,511	MASTR Alternative Loans Trust, Series 2005-5, Class 3A1, 5.750%, 08/25/35	6,325

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	Prime Mortgage Trust,
7,779	Series 2005-2, Class 2A1, VAR, 7.092%, 10/25/32	7,702
5,572	Series 2005-4, Class 2A8, 5.500%, 10/25/35	5,425
2,939	Series 2006-1, Class 2A5, 6.000%, 06/25/36	2,642
	Residential Accredit Loans, Inc.,
14,024	Series 2003-QS16, Class A1, 5.000%, 08/25/18	14,239
7,465	Series 2003-QS20, Class CB, 5.000%, 11/25/18	7,690
1,802	Series 2006-QS18, Class 3A3, 5.750%, 12/25/21	1,589
1,997	Series 2007-QS4, Class 5A2, 5.500%, 04/25/22	1,630
1,677	Residential Asset Securitization Trust, Series 2004-A6, Class A1, 5.000%, 08/25/19	1,674
	Residential Funding Mortgage Securities I,
3,119	Series 2005-S1, Class 1A6, 5.500%, 02/25/35	3,041
8,253	Series 2005-SA2, Class 2A2, VAR, 3.008%, 06/25/35	6,235
11,251	Series 2006-S10, Class 1A1, 6.000%, 10/25/36	9,170
	Structured Asset Securities Corp.,
2,511	Series 2005-6, Class 5A1, 5.000%, 05/25/35	2,491
3,199	Series 2005-17, Class 4A5, 5.500%, 10/25/35	2,945
	Washington Mutual Alternative Mortgage Pass-Through Certificates,
1,256	Series 2005-8, Class 1A8, 5.500%, 10/25/35	1,123
2,396	Series 2006-1, Class 3A2, 5.750%, 02/25/36	1,934
29,594	Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class 3A6, 6.500%, 07/25/37	20,997
	Wells Fargo Mortgage-Backed Securities Trust,
10,985	Series 2005-16, Class A16, 5.750%, 12/25/36	10,849
11,874	Series 2006-1, Class A3, 5.000%, 03/25/21	11,746
904	Series 2006-11, Class A13, 6.000%, 09/25/36	884
3,419	Series 2006-11, Class A8, 6.000%, 09/25/36	3,172

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Non-Agency CMO — Continued
7,000	Series 2006-16, Class A16, 5.000%, 11/25/36	6,820
4,987	Series 2006-17, Class A1, 5.500%, 11/25/21	4,932
5,059	Series 2007-3, Class 3A1, 5.500%, 04/25/22	5,216
6,322	Series 2007-5, Class 2A3, 5.500%, 05/25/22	6,198
3,416	Series 2007-7, Class A1, 6.000%, 06/25/37	3,163
1,757	Series 2007-11, Class A85, 6.000%, 08/25/37	1,621
1,048	Series 2007-11, Class A96, 6.000%, 08/25/37	956

		488,712

	Total Collateralized Mortgage Obligations (Cost $783,451)	829,989

Commercial Mortgage-Backed Securities — 0.3%
2,800	Banc of America Commercial Mortgage, Inc., Series 2005-3, Class A4, 4.668%, 07/10/43	2,988
37,316	Banc of America Large Loan, Inc., Series 2010-HLTN, Class HLTN, VAR, 1.957%, 11/15/15 (e)	33,279
	Commercial Mortgage Pass-Through Certificates,
5,900	Series 2011-THL, Class D, 5.605%, 06/09/28 (e)	5,711
2,000	Series 2011-THL, Class E, 5.949%, 06/09/28 (e)	1,925
911	Morgan Stanley Capital I, Series 2004-HQ3, Class A3, 4.490%, 01/13/41	918

	Total Commercial Mortgage-Backed Securities (Cost $44,340)	44,821

Convertible Bond — 0.0% (g)
	Materials — 0.0% (g)
	Construction Materials — 0.0% (g)
1,860	U.S. Concrete, Inc., 9.500%, 08/31/15 (e) (Cost $1,860)	1,786

Corporate Bonds — 21.4%
	Consumer Discretionary — 5.2%
	Auto Components — 0.3%
7,950	Affinia Group Holdings, Inc., 9.000%, 11/30/14	7,791
4,485	Allison Transmission, Inc., 7.125%, 05/15/19 (e)	4,160

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	51

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — Continued
	Auto Components — Continued
1,080	American Axle & Manufacturing Holdings, Inc., 9.250%, 01/15/17 (e)	1,145
4,315	American Axle & Manufacturing, Inc., 7.875%, 03/01/17	4,186
	Dana Holding Corp.,
2,470	6.500%, 02/15/19	2,415
735	6.750%, 02/15/21	720
	Goodyear Tire & Rubber Co. (The),
5,080	8.250%, 08/15/20	5,366
780	8.750%, 08/15/20	834
192	10.500%, 05/15/16	210
	Lear Corp.,
845	7.875%, 03/15/18	893
960	8.125%, 03/15/20	1,025
1,000	Pittsburgh Glass Works LLC, 8.500%, 04/15/16 (e)	957
2,175	TRW Automotive, Inc., 7.250%, 03/15/17 (e)	2,371
2,665	UCI International, Inc., 8.625%, 02/15/19	2,585
2,380	Visteon Corp., 6.750%, 04/15/19 (e)	2,237

		36,895

	Automobiles — 0.3%
	Chrysler Group LLC/CG Co-Issuer, Inc.,
7,886	8.000%, 06/15/19 (e)	6,881
7,641	8.250%, 06/15/21 (e)	6,609
12,600	Ford Holdings LLC, 9.300%, 03/01/30	15,545
	Ford Motor Co.,
1,000	7.400%, 11/01/46	944
325	7.500%, 08/01/26	327
750	8.900%, 01/15/32	861
1,900	9.980%, 02/15/47	2,282
	Motors Liquidation Co.,
Units175	0.000%, 06/01/49 (d)	72
Units1,533	5.250%, 03/06/32	629
Units1,545	6.250%, 07/15/33	633
Units170	7.250%, 04/15/41	70
Units505	7.250%, 07/15/41	207
Units687	7.250%, 02/15/52	282
Units581	7.375%, 05/15/48	238
Units51	7.375%, 10/01/51	21
	Oshkosh Corp.,
3,485	8.250%, 03/01/17	3,581
500	8.500%, 03/01/20	515

		39,697

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Broadcasting & Cable TV — 0.3%
	CCO Holdings LLC/CCO Holdings Capital Corp.,
1,590	7.000%, 01/15/19	1,598
1,260	7.000%, 01/15/19 (e)	1,263
2,915	7.250%, 10/30/17	3,006
6,060	7.875%, 04/30/18	6,303
	DISH DBS Corp.,
3,355	6.750%, 06/01/21 (e)	3,380
10,945	7.125%, 02/01/16	11,164
11,260	7.875%, 09/01/19	11,964
3,000	Mediacom LLC/Mediacom Capital Corp., 9.125%, 08/15/19	3,030
6,500	Sirius XM Radio, Inc., 8.750%, 04/01/15 (e)	7,052

		48,760

	Distributors — 0.1%
2,670	American Tire Distributors, Inc., 9.750%, 06/01/17	2,723
5,250	Intcomex, Inc., 13.250%, 12/15/14	5,119
7,225	McJunkin Red Man Corp., 9.500%, 12/15/16	7,261
	VWR Funding, Inc.,
1,000	10.750%, 06/30/17 (e)	970
EUR1,838	10.750%, 06/30/17 (e)	2,628

		18,701

	Diversified Consumer Services — 0.1%
	Service Corp. International,
4,587	6.750%, 04/01/15	4,816
1,735	7.000%, 06/15/17	1,813
2,195	7.000%, 05/15/19	2,245
	Stewart Enterprises, Inc.,
2,000	3.125%, 07/15/14	1,992
1,460	6.500%, 04/15/19	1,420

		12,286

	Gaming — 0.2%
13,180	Caesars Entertainment Operating Co., Inc., 11.250%, 06/01/17	14,201
15,954	Isle of Capri Casinos, Inc., 7.000%, 03/01/14	15,356

		29,557

	Hotels, Restaurants & Leisure — 1.5%
2,895	Ameristar Casinos, Inc., 7.500%, 04/15/21 (e)	2,888
	Chukchansi Economic Development Authority,
18,185	8.000%, 11/15/13 (e)	13,275

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — Continued
	Hotels, Restaurants & Leisure — Continued
1,250	VAR, 3.917%, 11/15/12 (e)	916
	CityCenter Holdings LLC/CityCenter Finance Corp.,
4,175	7.625%, 01/15/16 (e)	4,060
22,041	PIK, 11.500%, 01/15/17 (e)	21,160
6,500	CKE Restaurants, Inc., 11.375%, 07/15/18	6,914
1,680	Dave & Buster’s, Inc., 11.000%, 06/01/18	1,747
3,060	DineEquity, Inc., 9.500%, 10/30/18	3,175
9,750	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19 (e)	9,360
5,767	FireKeepers Development Authority, 13.875%, 05/01/15 (e)	6,574
CAD5,500	Gateway Casinos & Entertainment Ltd., (Canada), 8.875%, 11/15/17	5,841
2,965	GWR Operating Partnership LLP, 10.875%, 04/01/17	3,091
800	Harrah’s Operating Co., Inc., 10.000%, 12/15/18	628
	Host Hotels & Resorts LP,
3,030	6.375%, 03/15/15	3,075
2,805	6.750%, 06/01/16	2,868
240	9.000%, 05/15/17	263
7,060	Landry’s Restaurants, Inc., 11.625%, 12/01/15	7,431
	Marina District Finance Co., Inc.,
1,190	9.500%, 10/15/15	1,154
5,600	9.875%, 08/15/18	5,376
2,000	Mashantucket Western Pequot Tribe, 5.912%, 09/01/21 (d) (e)	960
5,500	MCE Finance Ltd., (Cayman Islands), 10.250%, 05/15/18	6,078
	MGM Resorts International,
1,500	6.750%, 04/01/13	1,487
10,325	7.500%, 06/01/16	9,163
8,125	7.625%, 01/15/17	7,373
7,065	9.000%, 03/15/20	7,542
10,250	10.000%, 11/01/16 (e)	10,353
2,815	11.125%, 11/15/17	3,139
1,300	11.375%, 03/01/18	1,407
14,613	Peninsula Gaming LLC/Penunsula Gaming Corp., 10.750%, 08/15/17	15,015
3,500	Real Mex Restaurants, Inc., 14.000%, 01/01/13	2,817
	Royal Caribbean Cruises Ltd., (Liberia),
371	6.875%, 12/01/13	381

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Hotels, Restaurants & Leisure — Continued
2,980	7.000%, 06/15/13	3,088
3,268	7.250%, 06/15/16	3,374
3,327	11.875%, 07/15/15	3,893
15,050	Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/15 (e)	9,895
7,700	Sizzling Platter LLC, 12.250%, 04/15/16 (e)	7,719
	Starwood Hotels & Resorts Worldwide, Inc.,
1,925	6.750%, 05/15/18	2,089
1,765	7.875%, 10/15/14	1,941
625	Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 8.625%, 04/15/16 (e)	622
1,690	Travelport LLC, 9.875%, 09/01/14	1,441
1,265	Travelport LLC/Travelport, Inc., 9.000%, 03/01/16	1,015
7,789	Universal City Development Partners Ltd./UCDP Finance, Inc., 10.875%, 11/15/16	9,337
3,545	Vail Resorts, Inc., 6.500%, 05/01/19 (e)	3,545
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
775	7.750%, 08/15/20	847
565	7.875%, 11/01/17	616
1,560	7.875%, 05/01/20	1,673
3,000	Yonkers Racing Corp., 11.375%, 07/15/16 (e)	3,135

		219,741

	Household Durables — 0.2%
2,000	American Standard Americas, 10.750%, 01/15/16 (e)	1,620
1,500	Beazer Homes USA, Inc., 6.875%, 07/15/15	1,088
6,950	Lennar Corp., 12.250%, 06/01/17	7,871
2,700	Libbey Glass, Inc., 10.000%, 02/15/15	2,889
	Sealy Mattress Co.,
6,320	8.250%, 06/15/14	6,178
2,704	10.875%, 04/15/16 (e)	2,947
10,335	Simmons Bedding Co., 11.250%, 07/15/15 (e)	10,774

		33,367

	Leisure Equipment & Products — 0.0% (g)
5,275	Easton-Bell Sports, Inc., 9.750%, 12/01/16	5,618
980	Steinway Musical Instruments, Inc., 7.000%, 03/01/14 (e)	982

		6,600

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	53

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — Continued
	Media — 1.3%
	AMC Entertainment, Inc.,
500	8.750%, 06/01/19	504
4,040	9.750%, 12/01/20	3,898
300	CCH II LLC/CCH II Capital Corp., 13.500%, 11/30/16	347
4,810	Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.625%, 11/15/17 (e)	5,002
850	Charter Communications Operating LLC/Charter Communications Operating Capital, 8.000%, 04/30/12 (e)	871
1,785	Cinemark USA, Inc., 7.375%, 06/15/21 (e)	1,727
6,140	Clear Channel Communications, Inc., 9.000%, 03/01/21	4,943
10,800	Clear Channel Worldwide Holdings, Inc., 9.250%, 12/15/17	11,556
	EH Holding Corp.,
2,310	6.500%, 06/15/19 (e)	2,310
1,155	7.625%, 06/15/21 (e)	1,149
	Intelsat Jackson Holdings S.A., (Luxembourg),
2,510	7.250%, 04/01/19 (e)	2,422
5,135	7.250%, 10/15/20 (e)	4,930
10,035	9.500%, 06/15/16	10,411
5,525	11.250%, 06/15/16	5,774
	Intelsat Luxembourg S.A., (Luxembourg),
2,865	11.250%, 02/04/17	2,779
51,250	PIK, 12.500%, 02/04/17	49,776
6,935	12.500%, 02/04/17 (e)	6,736
3,275	Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., 8.875%, 04/15/17	3,357
10,085	Quebecor Media, Inc., (Canada), 7.750%, 03/15/16	10,161
	Sinclair Television Group, Inc.,
435	8.375%, 10/15/18	436
1,400	9.250%, 11/01/17 (e)	1,491
	Telesat Canada/Telesat LLC, (Canada),
6,536	11.000%, 11/01/15	7,018
7,500	12.500%, 11/01/17	8,550
2,000	Univision Communications, Inc., 8.500%, 05/15/21 (e)	1,710
	Videotron Ltee, (Canada),
2,105	6.375%, 12/15/15	2,137
305	6.875%, 01/15/14	307
	Virgin Media Finance plc, (United Kingdom),
1,715	8.375%, 10/15/19	1,848

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Media — Continued
1,175	9.500%, 08/15/16	1,295
6,245	Visant Corp., 10.000%, 10/01/17	6,089
	WMG Acquisition Corp.,
3,170	9.500%, 06/15/16	3,234
4,820	11.500%, 10/01/18 (e)	4,386
16,230	XM Satellite Radio, Inc., 13.000%, 08/01/13 (e)	18,218

		185,372

	Multiline Retail — 0.1%
2,955	Bon-Ton Department Stores, Inc. (The), 10.250%, 03/15/14	2,667
1,725	HSN, Inc., 11.250%, 08/01/16	1,897
	JC Penney Corp., Inc.,
500	5.750%, 02/15/18	499
2,195	7.950%, 04/01/17	2,420
2,680	Macy’s Retail Holdings, Inc., 8.125%, 07/15/15	3,166

		10,649

	Specialty Retail — 0.7%
2,155	Academy Ltd./Academy Finance Corp., 9.250%, 08/01/19 (e)	2,058
2,785	Claire’s Stores, Inc., 8.875%, 03/15/19	2,378
4,185	Gymboree Corp., 9.125%, 12/01/18	3,620
	Hillman Group, Inc.,
3,285	10.875%, 06/01/18 (e)	3,318
3,505	J. Crew Group, Inc., 8.125%, 03/01/19	3,128
1,300	Limited Brands, Inc., 6.625%, 04/01/21	1,316
	Michael’s Stores, Inc.,
4,630	7.750%, 11/01/18	4,381
8,000	11.375%, 11/01/16	8,300
36,685	SUB, 0.000%, 11/01/16	37,419
3,340	NBC Acquisition Corp., 11.000%, 03/15/13 (d)	67
	Nebraska Book Co., Inc.,
16,752	8.625%, 03/15/12 (d)	10,219
1,018	10.000%, 12/01/11 (d)	964
3,320	PEP Boys - Manny, Moe & Jack, 7.500%, 12/15/14	3,328
3,675	Petco Animal Supplies, Inc., 9.250%, 12/01/18 (e)	3,804
3,465	Sally Holdings LLC/Sally Capital, Inc., 9.250%, 11/15/14	3,569
7,700	Toys R Us, Inc., 7.875%, 04/15/13	7,835

		95,704

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — Continued
	Textiles, Apparel & Luxury Goods — 0.1%
	Hanesbrands, Inc.,
1,000	6.375%, 12/15/20	987
1,955	8.000%, 12/15/16	2,092
3,110	VAR, 3.769%, 12/15/14	3,017
5,344	Quiksilver, Inc., 6.875%, 04/15/15	5,010

		11,106

	Total Consumer Discretionary	748,435

	Consumer Staples — 1.1%
	Beverages — 0.0% (g)
	Constellation Brands, Inc.,
4,565	7.250%, 09/01/16	4,856
1,335	7.250%, 05/15/17	1,415

		6,271

	Food & Staples Retailing — 0.4%
	Rite Aid Corp.,
13,110	7.500%, 03/01/17	12,750
505	8.000%, 08/15/20	530
590	8.625%, 03/01/15	537
36,270	9.500%, 06/15/17	31,736
2,495	9.750%, 06/12/16	2,679
745	10.250%, 10/15/19	780
5,015	SUPERVALU, Inc., 8.000%, 05/01/16	4,915

		53,927

	Food Products — 0.3%
2,005	B&G Foods, Inc., 7.625%, 01/15/18	2,105
5,315	Bumble Bee Acquisition Corp., 9.000%, 12/15/17 (e)	5,156
4,000	Chiquita Brands International, Inc., 7.500%, 11/01/14	4,000
4,795	Del Monte Foods Co., 7.625%, 02/15/19 (e)	4,759
	Dole Food Co., Inc.,
2,545	8.000%, 10/01/16 (e)	2,628
870	13.875%, 03/15/14	1,011
1,567	JBS USA LLC/JBS USA Finance, Inc., 11.625%, 05/01/14	1,739
2,895	Michael Foods, Inc., 9.750%, 07/15/18	3,040
10,000	Pilgrim’s Pride Corp., 7.875%, 12/15/18 (e)	8,500
	Smithfield Foods, Inc.,
2,640	7.750%, 05/15/13	2,759
6,000	7.750%, 07/01/17	6,277
57	10.000%, 07/15/14	65

		42,039

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Household Products — 0.4%
4,180	Central Garden & Pet Co., 8.250%, 03/01/18	4,086
3,910	Diversey, Inc., 8.250%, 11/15/19	4,516
	Jarden Corp.,
1,330	7.500%, 05/01/17	1,360
500	7.500%, 01/15/20	515
5,815	8.000%, 05/01/16	6,200
1,836	Scotts Miracle-Gro Co. (The), 7.250%, 01/15/18	1,887
	Spectrum Brands Holdings, Inc.,
3,010	9.500%, 06/15/18	3,266
28,481	PIK, 12.000%, 08/28/19	30,867
4,405	Yankee Candle Co., Inc., 9.750%, 02/15/17	4,289
685	YCC Holdings LLC/Yankee Finance, Inc., PIK, 10.250%, 02/15/16 (e)	623

		57,609

	Personal Products — 0.0% (g)
4,605	Revlon Consumer Products Corp., 9.750%, 11/15/15	4,904

	Total Consumer Staples	164,750

	Energy — 1.1%
	Energy Equipment & Services — 0.2%
4,100	Bluewater Holding B.V., (Netherlands), VAR, 3.250%, 07/17/14 (e)	3,075
5,075	Global Geophysical Services, Inc., 10.500%, 05/01/17	5,139
6,464	Helix Energy Solutions Group, Inc., 9.500%, 01/15/16 (e)	6,593
1,725	Parker Drilling Co., 9.125%, 04/01/18	1,794
1,050	Precision Drilling Corp., (Canada), 6.500%, 12/15/21 (e)	1,050
7,300	Sevan Marine ASA, (Norway), VAR, 3.417%, 05/14/13 (e)	5,110
2,920	Trinidad Drilling Ltd., (Canada), 7.875%, 01/15/19 (e)	2,978
1,175	Unit Corp., 6.625%, 05/15/21	1,152

		26,891

	Oil, Gas & Consumable Fuels — 0.9%
24,500	Anadarko Petroleum Corp., 6.375%, 09/15/17	28,292
	Arch Coal, Inc.,
1,645	7.000%, 06/15/19 (e)	1,620
1,100	7.250%, 06/15/21 (e)	1,084
6,605	8.750%, 08/01/16	7,117

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	55

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
3,995	BreitBurn Energy Partners LP/BreitBurn Finance Corp., 8.625%, 10/15/20	3,995
	Brigham Exploration Co.,
695	6.875%, 06/01/19 (e)	690
3,215	8.750%, 10/01/18	3,504
1,225	Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.375%, 05/01/19 (e)	1,182
	Chesapeake Energy Corp.,
1,776	6.625%, 08/15/20	1,856
50	7.250%, 12/15/18	54
4,370	Citgo Petroleum Corp., 11.500%, 07/01/17 (e)	4,807
3,295	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.250%, 12/15/17	3,394
	Consol Energy, Inc.,
1,080	8.000%, 04/01/17	1,149
790	8.250%, 04/01/20	849
	Denbury Resources, Inc.,
965	8.250%, 02/15/20	1,017
1,110	9.750%, 03/01/16	1,218
	El Paso Corp.,
440	7.000%, 06/15/17	489
325	7.250%, 06/01/18	360
1,765	Encore Acquisition Co., 9.500%, 05/01/16	1,933
4,010	EV Energy Partners LP/EV Energy Finance Corp., 8.000%, 04/15/19 (e)	3,930
	Forest Oil Corp.,
2,960	7.250%, 06/15/19	2,931
277	8.500%, 02/15/14	296
2,330	GMX Resources, Inc., 11.375%, 02/15/19 (e)	1,631
	Inergy LP/Inergy Finance Corp.,
3,040	6.875%, 08/01/21 (e)	2,918
2,620	7.000%, 10/01/18	2,548
1,736	8.750%, 03/01/15	1,771
	Linn Energy LLC/Linn Energy Finance Corp.,
1,175	6.500%, 05/15/19 (e)	1,122
2,160	7.750%, 02/01/21 (e)	2,203
2,180	8.625%, 04/15/20	2,333
3,600	NFR Energy LLC/NFR Energy Finance Corp., 9.750%, 02/15/17 (e)	3,204
630	Oasis Petroleum, Inc., 7.250%, 02/01/19 (e)	617
	Petrohawk Energy Corp.,
1,260	6.250%, 06/01/19 (e)	1,465

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Oil, Gas & Consumable Fuels — Continued
4,100	7.875%, 06/01/15	4,428
2,235	10.500%, 08/01/14	2,525
	Plains Exploration & Production Co.,
2,045	7.000%, 03/15/17	2,065
1,335	7.750%, 06/15/15	1,375
	SandRidge Energy, Inc.,
1,710	7.500%, 03/15/21 (e)	1,667
1,295	8.000%, 06/01/18 (e)	1,282
NOK63,000	Teekay Offshore Partners LP, VAR, 7.840%, 11/29/13 (f) (i)	11,626
2,430	Venoco, Inc., 8.875%, 02/15/19	2,175
	Western Refining, Inc.,
6,500	11.250%, 06/15/17 (e)	7,118
3,500	VAR, 10.750%, 06/15/14 (e)	3,692
460	Whiting Petroleum Corp., 6.500%, 10/01/18	460

		129,992

	Total Energy	156,883

	Financials — 4.0%
	Capital Markets — 0.3%
1,732	Credit Suisse AG, (Switzerland), VAR, 0.976%, 05/15/17 (x)	1,376
10,700	Goldman Sachs Group, Inc. (The), 3.700%, 08/01/15	10,815
35,600	Morgan Stanley, 4.000%, 07/24/15	35,431

		47,622

	Commercial Banks — 0.5%
	Barclays Bank plc, (United Kingdom),
9,715	VAR, 5.926%, 12/15/16 (e) (x)	7,966
17,850	VAR, 7.434%, 12/15/17 (e) (x)	16,065
16,500	Discover Bank, 8.700%, 11/18/19	19,444
15,850	Lloyds TSB Bank plc, (United Kingdom), 5.800%, 01/13/20 (e)	15,880
5,325	Royal Bank of Scotland N.V., (Netherlands), VAR, 0.952%, 03/09/15	4,154
3,312	Royal Bank of Scotland plc (The), (United Kingdom), VAR, 0.529%, 10/14/16 (a)	2,669
3,172	Wachovia Capital Trust III, VAR, 5.570%, 10/03/11 (x)	2,775

		68,953

	Consumer Finance — 0.8%
9,860	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	9,293

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — Continued
	Consumer Finance — Continued
	Ally Financial, Inc.,
11,560	6.250%, 12/01/17	11,120
8,700	6.750%, 12/01/14	8,722
7,675	8.000%, 11/01/31	7,502
	Ford Motor Credit Co. LLC,
9,325	5.000%, 05/15/18	9,050
6,165	6.625%, 08/15/17	6,454
5,185	7.000%, 04/15/15	5,535
10,500	8.000%, 12/15/16	11,649
	International Lease Finance Corp.,
830	5.750%, 05/15/16	765
1,250	6.250%, 05/15/19	1,131
2,255	7.125%, 09/01/18 (e)	2,278
1,685	8.250%, 12/15/20	1,714
8,190	8.625%, 09/15/15	8,354
4,575	8.750%, 03/15/17	4,701
28,192	Springleaf Finance Corp., 6.900%, 12/15/17	23,822

		112,090

	Diversified Financial Services — 1.1%
14,814	Bank of America Corp., VAR, 8.000%, 01/30/18 (x)	14,007
	CIT Group, Inc.,
3,820	6.625%, 04/01/18 (e)	3,820
18,320	7.000%, 05/01/14	18,411
999	7.000%, 05/01/15	994
18,045	7.000%, 05/01/16	17,955
13,230	7.000%, 05/02/16 (e)	13,164
3,806	7.000%, 05/01/17	3,759
5,480	7.000%, 05/02/17 (e)	5,411
5,900	CKE Holdings, Inc., PIK, 10.500%, 03/14/16 (e)	5,797
	CNG Holdings, Inc.,
13,365	12.250%, 02/15/15 (e)	14,234
2,000	13.750%, 08/15/15 (e)	2,130
2,080	Community Choice Financial, Inc., 10.750%, 05/01/19 (e)	2,121
1,000	Deluxe Corp., 7.375%, 06/01/15	1,007
18,345	ILFC E-Capital Trust I, VAR, 5.740%, 12/21/65 (e)	13,260
16,845	ILFC E-Capital Trust II, VAR, 6.250%, 12/21/65 (e)	13,139
3,600	Landry’s Holdings, Inc., 11.500%, 06/01/14 (e)	3,537
7,000	ROC Finance LLC/ROC Finance 1 Corp., 12.125%, 09/01/18 (e)	7,210

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Diversified Financial Services — Continued
2,200	Speedy Cash, Inc., 10.750%, 05/15/18 (e)	2,200
9,319	SquareTwo Financial Corp., 11.625%, 04/01/17	9,179
5,420	UPCB Finance III Ltd., (Cayman Islands), 6.625%, 07/01/20 (e)	5,339

		156,674

	Insurance — 1.2%
GBP 11,750	American International Group, Inc., VAR, 8.625%, 05/22/38	18,120
6,650	Catlin Insurance Co., Ltd., (Bermuda), VAR, 7.249%, 01/19/17 (e) (x)	5,952
5,700	Genworth Financial, Inc., 7.700%, 06/15/20	5,133
2,350	Genworth Life Institutional Funding Trust, 5.875%, 05/03/13 (e)	2,406
2,600	Hartford Life Institutional Funding, VAR, 0.606%, 08/15/13 (e)	2,594
23,520	HUB International Holdings, Inc., 10.250%, 06/15/15 (e)	22,285
	Liberty Mutual Group, Inc.,
9,540	7.800%, 03/15/37 (e)	8,968
24,685	VAR, 10.750%, 06/15/58 (e)	30,362
2,400	MetLife Capital Trust X, 9.250%, 04/08/38 (e)	2,832
	Metropolitan Life Global Funding I,
3,650	5.125%, 11/09/11 (e)	3,677
2,400	5.125%, 04/10/13 (e)	2,535
1,400	5.200%, 09/18/13 (e)	1,510
	Nationwide Mutual Insurance Co.,
1,783	8.250%, 12/01/31 (e)	1,976
13,100	9.375%, 08/15/39 (e)	15,479
	Pricoa Global Funding I,
3,600	4.625%, 06/25/12 (e)	3,705
4,000	VAR, 0.376%, 06/26/12 (e)	3,982
3,000	Stoneheath RE, (Cayman Islands), VAR, 6.868%, 10/15/11 (x)	2,730
	Towergate Finance plc, (United Kingdom),
GBP 1,000	8.500%, 02/15/18 (e)	1,493
GBP 8,250	10.500%, 02/15/19 (e)	12,455
	USI Holdings Corp.,
11,604	9.750%, 05/15/15 (e)	10,966
12,225	VAR, 4.161%, 11/15/14 (e)	10,941

		170,101

	Real Estate Investment Trusts (REITs) — 0.1%
14,025	CNL Lifestyle Properties, Inc., 7.250%, 04/15/19	12,132

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	57

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — Continued
	Real Estate Investment Trusts (REITs) — Continued
8,294	Rouse Co. LP (The), 7.200%, 09/15/12	8,553

		20,685

	Real Estate Management & Development — 0.0% (g)
1,900	Kennedy-Wilson, Inc., 8.750%, 04/01/19 (e)	1,817

	Total Financials	577,942

	Health Care — 1.4%
	Health Care Equipment & Supplies — 0.2%
	Accellent, Inc.,
2,760	8.375%, 02/01/17	2,743
3,535	10.000%, 11/01/17	3,341
14,950	Biomet, Inc., PIK, 11.125%, 10/15/17	15,772
	DJO Finance LLC/DJO Finance Corp.,
3,170	7.750%, 04/15/18 (e)	2,948
1,540	10.875%, 11/15/14	1,592

		26,396

	Health Care Providers & Services — 0.7%
2,630	Bausch & Lomb, Inc., 9.875%, 11/01/15	2,729
16,060	CHS/Community Health Systems, Inc., 8.875%, 07/15/15	16,281
	DaVita, Inc.,
2,005	6.375%, 11/01/18	1,970
465	6.625%, 11/01/20	456
8,835	HCA Holdings, Inc., 7.750%, 05/15/21 (e)	8,702
	HCA, Inc.,
2,282	5.750%, 03/15/14	2,259
2,816	6.375%, 01/15/15	2,767
2,080	6.500%, 02/15/20	2,103
12,390	7.500%, 02/15/22	12,266
5,635	Health Management Associates, Inc., 6.125%, 04/15/16	5,494
	HealthSouth Corp.,
1,965	7.250%, 10/01/18	1,970
1,965	7.750%, 09/15/22	1,965
1,740	inVentiv Health, Inc., 10.000%, 08/15/18 (e)	1,570
9,900	Multiplan, Inc., 9.875%, 09/01/18 (e)	10,048
5,275	OnCure Holdings, Inc., 11.750%, 05/15/17	4,761
5,780	Radiation Therapy Services, Inc., 9.875%, 04/15/17	5,347
5,636	Select Medical Corp., 7.625%, 02/01/15	5,185
2,527	Surgical Care Affiliates, Inc., PIK, 9.625%, 07/15/15 (e)	2,540

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Health Care Providers & Services — Continued
	Tenet Healthcare Corp.,
5,105	8.000%, 08/01/20	4,952
895	8.875%, 07/01/19	949
4,205	9.250%, 02/01/15	4,457
670	10.000%, 05/01/18	737
6,575	U.S. Oncology Holdings, Inc., 9.125%, 08/15/17 (d)	115
	United Surgical Partners International, Inc.,
2,815	8.875%, 05/01/17	2,900
3,410	PIK, 10.000%, 05/01/17	3,512

		106,035

	Pharmaceuticals — 0.5%
	Catalent Pharma Solutions, Inc.,
EUR8,500	9.750%, 04/15/17	10,989
14,878	PIK, 9.500%, 04/15/15	13,762
	Elan Finance plc/Elan Finance Corp., (Ireland),
17,300	8.750%, 10/15/16	17,905
1,355	Endo Pharmaceuticals Holdings, Inc., 7.000%, 07/15/19 (e)	1,372
	Mylan, Inc.,
715	7.625%, 07/15/17 (e)	764
4,375	7.875%, 07/15/20 (e)	4,681
	Valeant Pharmaceuticals International,
2,780	6.500%, 07/15/16 (e)	2,641
2,880	6.750%, 10/01/17 (e)	2,678
5,940	6.875%, 12/01/18 (e)	5,465
380	7.000%, 10/01/20 (e)	344
3,035	7.250%, 07/15/22 (e)	2,701

		63,302

	Total Health Care	195,733

	Industrials — 3.1%
	Aerospace & Defense — 0.2%
5,360	Alliant Techsystems, Inc., 6.750%, 04/01/16	5,400
8,221	Colt Defense LLC/Colt Finance Corp., 8.750%, 11/15/17	5,303
490	Ducommun, Inc., 9.750%, 07/15/18 (e)	493
1,960	L-3 Communications Corp., 6.375%, 10/15/15	1,994
3,880	Sequa Corp., 11.750%, 12/01/15 (e)	4,035
3,885	Spirit Aerosystems, Inc., 7.500%, 10/01/17	4,011
880	Triumph Group, Inc., 8.625%, 07/15/18	937

		22,173

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — Continued
	Airlines — 0.5%
	American Airlines Pass Through Trust 2001-01,
3,653	6.977%, 05/23/21	3,069
1,426	7.377%, 05/23/19	1,041
939	American Airlines Pass Through Trust 2009-1A, 10.375%, 07/02/19	1,023
	American Airlines, Inc.,
2,100	10.500%, 10/15/12	2,166
3,791	13.000%, 08/01/16	4,094
15,041	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	14,890
13,805	Continental Airlines 2004-ERJ1 Pass-Through Trust, 9.558%, 09/01/19	14,357
8,250	Continental Airlines 2005-ERJ1 Pass-Through Trust, 9.798%, 04/01/21	8,538
4,876	Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)	4,534
3,332	Delta Air Lines 2007-1 Class C Pass-Through Trust, 8.954%, 08/10/14	3,366
17,565	Northwest Airlines 2007-1 Class A Pass-Through Trust, 7.027%, 11/01/19	17,566
391	Northwest Airlines 2007-1 Class B Pass-Through Trust, 8.028%, 11/01/17	395
1,991	UAL 2007-1 Class C Pass-Through Trust, VAR, 2.647%, 07/02/14	1,752
2,000	UAL 2009-1 Pass-Through Trust, 10.400%, 11/01/16	2,192
1,110	UAL 2009-2B Pass-Through Trust, 12.000%, 01/15/16 (e)	1,177

		80,160

	Building Products — 0.2%
3,995	Associated Materials LLC, 9.125%, 11/01/17	3,516
	Building Materials Corp. of America,
2,410	6.750%, 05/01/21 (e)	2,308
3,075	6.875%, 08/15/18 (e)	3,013
2,830	Griffon Corp., 7.125%, 04/01/18	2,674
3,280	Interline Brands, Inc., 7.000%, 11/15/18	3,280
8,790	Masco Corp., 7.125%, 03/15/20	8,601
3,240	Ply Gem Industries, Inc., 8.250%, 02/15/18	2,738

		26,130

	Commercial Services & Supplies — 0.5%
	ACCO Brands Corp.,
2,185	7.625%, 08/15/15	2,171
4,445	10.625%, 03/15/15	4,862

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Commercial Services & Supplies — Continued
2,625	Aircastle Ltd., (Bermuda), 9.750%, 08/01/18	2,763
2,642	AWAS Aviation Capital Ltd., (Ireland), 7.000%, 10/15/16 (e)	2,549
	Cenveo Corp.,
5,650	8.875%, 02/01/18	4,576
3,108	10.500%, 08/15/16 (e)	2,704
	Corrections Corp. of America,
520	6.250%, 03/15/13	521
2,197	6.750%, 01/31/14	2,214
1,415	7.750%, 06/01/17	1,503
4,320	Geo Group, Inc. (The), 7.750%, 10/15/17	4,536
	Iron Mountain, Inc.,
1,203	6.625%, 01/01/16	1,197
2,060	8.375%, 08/15/21	2,132
5,175	8.750%, 07/15/18	5,305
31,400	R.R. Donnelley & Sons Co., 7.625%, 06/15/20	29,045
6,025	ServiceMaster Co. (The), PIK, 10.750%, 07/15/15 (e)	6,206

		72,284

	Construction & Engineering — 0.2%
20,143	K Hovnanian Enterprises, Inc., 10.625%, 10/15/16	17,977
7,000	New Enterprise Stone & Lime Co., 11.000%, 09/01/18 (e)	6,195
	United Rentals North America, Inc.,
2,005	8.375%, 09/15/20	1,830
3,800	9.250%, 12/15/19	3,961
2,365	10.875%, 06/15/16	2,590

		32,553

	Electrical Equipment — 0.1%
90	Belden, Inc., 9.250%, 06/15/19	95
4,672	Viasystems, Inc., 12.000%, 01/15/15 (e)	5,122

		5,217

	Environmental Control — 0.0% (g)
3,626	Clean Harbors, Inc., 7.625%, 08/15/16	3,835

	Industrial Conglomerates — 0.4%
2,460	Amsted Industries, Inc., 8.125%, 03/15/18 (e)	2,546
13,921	FGI Holding Co., Inc., PIK, 13.000%, 10/01/15	13,712
	Harland Clarke Holdings Corp.,
5,740	9.500%, 05/15/15	4,678

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	59

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — Continued
	Industrial Conglomerates — Continued
22,774	VAR, 6.000%, 05/15/15	16,967
16,467	JB Poindexter & Co., Inc., 8.750%, 03/15/14	16,302
7,580	RBS Global, Inc./Rexnord LLC, 8.500%, 05/01/18	7,656

		61,861

	Industrial Machinery — 0.0% (g)
2,705	General Cable Corp., 7.125%, 04/01/17	2,705
1,575	Mueller Water Products, Inc., 8.750%, 09/01/20	1,614

		4,319

	Machinery — 0.2%
3,785	Case New Holland, Inc., 7.875%, 12/01/17	4,097
5,200	Liberty Tire Recycling, 11.000%, 10/01/16 (e)	5,473
	Manitowoc Co., Inc. (The),
2,770	8.500%, 11/01/20	2,756
2,055	9.500%, 02/15/18	2,132
4,040	Pinafore LLC/Pinafore, Inc., 9.000%, 10/01/18 (e)	4,282
3,980	Terex Corp., 8.000%, 11/15/17	3,881

		22,621

	Marine — 0.4%
10,569	ACL I Corp., PIK, 11.375%, 02/15/16 (e)	8,825
NOK 121,078	Boa Deep C A.S., (Norway), VAR, 8.510%, 04/27/16	20,766
	CMA CGM S.A., (France),
6,000	8.500%, 04/15/17 (e)	2,730
EUR 4,500	8.875%, 04/15/19 (e)	3,054
401	Commercial Barge Line Co., 12.500%, 07/15/17	436
25,251	General Maritime Corp., 12.000%, 11/15/17	13,257
3,475	Great Lakes Dredge & Dock Corp., 7.375%, 02/01/19 (e)	3,301
1,010	Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., 8.625%, 11/01/17 (e)	842
1,000	Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 9.250%, 04/15/19 (e)	875

		54,086

	Road & Rail — 0.4%
3,155	Ashtead Capital, Inc., 9.000%, 08/15/16 (e)	3,202

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Road & Rail — Continued
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
3,835	7.750%, 05/15/16	3,802
2,215	8.250%, 01/15/19	2,143
2,225	9.625%, 03/15/18	2,275
EUR 1,770	Avis Finance Co., plc, (United Kingdom), VAR, 4.235%, 07/31/13	2,467
	Hertz Corp. (The),
520	6.750%, 04/15/19 (e)	485
5,845	7.500%, 10/15/18 (e)	5,728
3,538	RailAmerica, Inc., 9.250%, 07/01/17	3,821
	RSC Equipment Rental, Inc./RSC Holdings III LLC,
1,340	8.250%, 02/01/21	1,249
28,547	9.500%, 12/01/14	28,547
7,950	10.250%, 11/15/19	8,169

		61,888

	Total Industrials	447,127

	Information Technology — 1.4%
	Communications Equipment — 0.3%
6,400	Alcatel-Lucent USA, Inc., 6.450%, 03/15/29	5,504
	Avaya, Inc.,
3,540	7.000%, 04/01/19 (e)	3,186
38,820	9.750%, 11/01/15	32,997
2,528	PIK, 10.875%, 11/01/15	2,184
2,810	CommScope, Inc., 8.250%, 01/15/19 (e)	2,782

		46,653

	Electronic Equipment, Instruments & Components — 0.1%
590	Jabil Circuit, Inc., 7.750%, 07/15/16	652
	NXP B.V./NXP Funding LLC, (Netherlands),
2,160	9.500%, 10/15/15	2,268
7,875	9.750%, 08/01/18 (e)	8,288
2,405	VAR, 2.999%, 10/15/13	2,333

		13,541

	Internet Software & Services — 0.0% (g)
3,470	GXS Worldwide, Inc., 9.750%, 06/15/15	3,400

	IT Services — 0.5%
2,935	Audatex North America, Inc., 6.750%, 06/15/18 (e)	2,884
	Fidelity National Information Services, Inc.,
1,795	7.625%, 07/15/17	1,867
395	7.875%, 07/15/20	410
	First Data Corp.,
1,255	7.375%, 06/15/19 (e)	1,180

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — Continued
	IT Services — Continued
6,168	8.250%, 01/15/21 (e)	5,274
2,170	8.875%, 08/15/20 (e)	2,148
489	9.875%, 09/24/15	447
17,187	12.625%, 01/15/21 (e)	16,242
4,400	PIK, 8.750%, 01/15/22 (e)	3,784
3,210	iGate Corp., 9.000%, 05/01/16 (e)	3,033
4,420	Interactive Data Corp., 10.250%, 08/01/18	4,774
11,520	Sitel LLC/Sitel Finance Corp., 11.500%, 04/01/18	9,792
7,803	Stratus Technologies Bermuda Ltd./Stratus Technologies, Inc., (Bermuda), 12.000%, 03/29/15	6,906
400	Stream Global Services, Inc., 11.250%, 10/01/14	410
	SunGard Data Systems, Inc.,
1,900	7.375%, 11/15/18	1,810
14,515	10.250%, 08/15/15	14,805

		75,766

	Semiconductors & Semiconductor Equipment — 0.3%
2,080	Amkor Technology, Inc., 7.375%, 05/01/18	2,096
	Freescale Semiconductor, Inc.,
2,565	8.050%, 02/01/20	2,450
9,725	9.250%, 04/15/18 (e)	10,235
12,944	10.125%, 03/15/18 (e)	14,044
4,800	MagnaChip Semiconductor S.A./MagnaChip Semiconductor Finance Co., (Luxembourg), 10.500%, 04/15/18	4,992
3,085	MEMC Electronic Materials, Inc., 7.750%, 04/01/19 (e)	2,707
4,060	Sensata Technologies B.V., (Netherlands), 6.500%, 05/15/19 (e)	3,908

		40,432

	Software — 0.2%
2,435	Aspect Software, Inc., 10.625%, 05/15/17	2,508
3,560	Eagle Parent, Inc., 8.625%, 05/01/19 (e)	3,275
2,000	JDA Software Group, Inc., 8.000%, 12/15/14	2,120
5,745	Lawson Software, Inc., 11.500%, 07/15/18 (e)	5,257
1,795	Mantech International Corp., 7.250%, 04/15/18	1,799
3,610	SSI Investments II/SSI Co-Issuer LLC, 11.125%, 06/01/18	3,791

		18,750

	Total Information Technology	198,542

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Materials — 1.7%
	Chemicals — 0.5%
2,450	Ashland, Inc., 9.125%, 06/01/17	2,744
640	Chemtura Corp., 7.875%, 09/01/18	658
1,930	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/20	1,684
	Huntsman International LLC,
4,205	5.500%, 06/30/16	4,052
1,815	8.625%, 03/15/20	1,888
845	8.625%, 03/15/21	882
7,575	Ineos Finance plc, (United Kingdom), 9.000%, 05/15/15 (e)	7,670
3,290	Ineos Group Holdings plc, (United Kingdom), 8.500%, 02/15/16 (e)	2,862
1,195	Kinove German Bondco GmbH, (Germany), 9.625%, 06/15/18 (e)	1,147
	Lyondell Chemical Co.,
2,000	8.000%, 11/01/17 (e)	2,215
16,360	11.000%, 05/01/18	18,262
605	Nalco Co., 6.625%, 01/15/19 (e)	666
2,735	Nexeo Solutions LLC/Nexeo Solutions Finance Corp., 8.375%, 03/01/18 (e)	2,824
1,360	Nova Chemicals Corp., (Canada), 8.625%, 11/01/19	1,487
4,640	Polymer Group, Inc., 7.750%, 02/01/19 (e)	4,594
1,905	PolyOne Corp., 7.375%, 09/15/20	1,962
2,885	Polypore International, Inc., 7.500%, 11/15/17	2,856
5,475	Reichhold Industries, Inc., 9.000%, 08/15/14 (e)	4,647
1,315	Solutia, Inc., 8.750%, 11/01/17	1,397
3,175	Vertellus Specialties, Inc., 9.375%, 10/01/15 (e)	3,032

		67,529

	Construction Materials — 0.0% (g)
2,750	Cemex S.A.B. de C.V., (Mexico), VAR, 5.246%, 09/30/15 (e)	2,145
	Vulcan Materials Co.,
1,120	6.500%, 12/01/16	1,095
1,120	7.500%, 06/15/21	1,103

		4,343

	Containers & Packaging — 0.4%
	Ardagh Packaging Finance plc, (Ireland),
960	7.375%, 10/15/17 (e)	945
5,350	9.125%, 10/15/20 (e)	5,163
	Berry Plastics Corp.,
11,004	9.500%, 05/15/18	10,124

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	61

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — Continued
	Containers & Packaging — Continued
7,220	9.750%, 01/15/21	6,696
4,200	BWAY Holding Co., 10.000%, 06/15/18	4,452
	Constar International, Inc.,
1,236	0.000%, 05/31/15 (f) (i)	1,235
3,019	11.000%, 12/31/17 (f) (i)	3,019
550	Crown Americas LLC/Crown Americas Capital Corp., 7.625%, 05/15/17	587
	Graham Packaging Co. LP/GPC Capital Corp. I,
3,945	8.250%, 01/01/17	3,985
675	8.250%, 10/01/18	680
4,470	9.875%, 10/15/14	4,537
1,285	Graphic Packaging International, Inc., 7.875%, 10/01/18	1,349
665	Owens-Brockway Glass Container, Inc., 7.375%, 05/15/16	695
3,030	Packaging Dynamics Corp., 8.750%, 02/01/16 (e)	3,038
1,750	Plastipak Holdings, Inc., 8.500%, 12/15/15 (e)	1,759
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
1,035	6.875%, 02/15/21 (e)	963
250	7.875%, 08/15/19 (e)	247
2,245	8.250%, 02/15/21 (e)	1,891
2,590	8.750%, 05/15/18 (e)	2,312
7,745	9.000%, 04/15/19 (e)	6,970
340	9.875%, 08/15/19 (e)	320
2,125	Solo Cup Co., 10.500%, 11/01/13	2,168

		63,135

	Metals & Mining — 0.2%
715	Aleris International, Inc., 7.625%, 02/15/18 (e)	658
3,060	Atkore International, Inc., 9.875%, 01/01/18 (e)	2,976
	FMG Resources August 2006 Pty Ltd., (Australia),
3,000	6.375%, 02/01/16 (e)	2,918
1,570	6.875%, 02/01/18 (e)	1,554
3,440	James River Escrow, Inc., 7.875%, 04/01/19 (e)	3,113
11,422	Noranda Aluminum Acquisition Corp., PIK, 4.417%, 05/15/15	10,537
	Novelis, Inc., (Canada),
2,830	8.375%, 12/15/17	2,922
3,505	8.750%, 12/15/20	3,689
1,390	Peabody Energy Corp., 7.375%, 11/01/16	1,511

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Metals & Mining — Continued
1,255	Rain CII Carbon LLC/CII Carbon Corp., 8.000%, 12/01/18 (e)	1,255

		31,133

	Paper & Forest Products — 0.6%
13,869	AbitibiBowater, Inc., 10.250%, 10/15/18 (e)	14,562
	Abitibi-Consolidated, Inc., (Canada),
1,780	6.000%, 06/20/13 (d)	5
300	7.500%, 04/01/28 (d)	1
14,000	8.375%, 04/01/15 (d)	35
15,268	8.500%, 08/01/29 (d)	38
1,237	8.550%, 08/01/10 (d)	3
4,169	8.850%, 08/01/30 (d)	10
10,000	Appleton Papers, Inc., 10.500%, 06/15/15 (e)	10,025
	Clearwater Paper Corp.,
255	7.125%, 11/01/18	256
2,695	10.625%, 06/15/16	2,951
1,210	Georgia-Pacific LLC, 8.250%, 05/01/16 (e)	1,382
810	Longview Fibre Paper & Packaging, Inc., 8.000%, 06/01/16 (e)	802
	NewPage Corp.,
6,000	10.000%, 05/01/12	705
48,721	11.375%, 12/31/14	42,875
2,000	VAR, 6.504%, 05/01/12	235
	P.H. Glatfelter Co.,
2,665	7.125%, 05/01/16	2,705
2,250	PE Paper Escrow GmbH, (Austria), 12.000%, 08/01/14 (e)	2,430
	Smurfit-Stone Container Enterprises, Inc.,
9,462	8.000%, 03/15/17 (d) (f) (i)	166
5,219	8.250%, 10/01/12 (d) (f) (i)	91
15,788	8.375%, 07/01/12 (d) (f) (i)	276
2,500	Verso Paper Holdings LLC/Verso Paper, Inc., 11.500%, 07/01/14	2,650

		82,203

	Total Materials	248,343

	Telecommunication Services — 1.7%
	Diversified Telecommunication Services — 1.4%
5,530	Cincinnati Bell, Inc., 8.375%, 10/15/20	5,447
	Clearwire Communications LLC/Clearwire Finance, Inc.,
16,115	12.000%, 12/01/15 (e)	15,148
37,798	12.000%, 12/01/15 (e)	35,719
1,120	12.000%, 12/01/17 (e)	930

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — Continued
	Diversified Telecommunication Services — Continued
2,575	Cogent Communications Group, Inc., 8.375%, 02/15/18 (e)	2,687
	Frontier Communications Corp.,
2,025	6.625%, 03/15/15	2,050
1,780	8.500%, 04/15/20	1,865
3,905	GCI, Inc., 8.625%, 11/15/19	4,183
6,500	Goodman Networks, Inc., 12.125%, 07/01/18 (e)	6,402
2,220	Integra Telecom Holdings, Inc., 10.750%, 04/15/16 (e)	2,220
2,960	ITC Deltacom, Inc., 10.500%, 04/01/16	3,034
6,500	Level 3 Communications, Inc., 11.875%, 02/01/19 (e)	6,744
2,085	Level 3 Escrow, Inc., 8.125%, 07/01/19 (e)	1,981
	Level 3 Financing, Inc.,
10,680	9.250%, 11/01/14	10,814
10,935	9.375%, 04/01/19 (e)	10,716
25,230	10.000%, 02/01/18	25,419
	PAETEC Holding Corp.,
2,885	8.875%, 06/30/17	3,080
1,430	9.500%, 07/15/15	1,501
3,905	9.875%, 12/01/18	4,159
	Quebecor World Capital Corp., (Canada),
2,565	6.125%, 11/15/13 (d)	57
2,650	6.500%, 08/01/27 (d)	58
1,050	9.750%, 01/15/15 (d)	23
	Qwest Communications International, Inc.,
1,885	7.125%, 04/01/18	1,979
9,865	7.500%, 02/15/14	9,988
	Wind Acquisition Finance S.A., (Luxembourg),
13,220	7.250%, 02/15/18 (e)	12,394
12,651	11.750%, 07/15/17 (e)	13,125
2,100	PIK, 12.250%, 07/15/17 (e)	2,100
	Windstream Corp.,
4,155	7.500%, 04/01/23	4,020
2,750	7.750%, 10/01/21	2,791
855	8.125%, 09/01/18	887
3,680	Zayo Group LLC/Zayo Capital, Inc., 10.250%, 03/15/17	3,947

		195,468

	Wireless Telecommunication Services — 0.3%
1,605	Buccaneer Merger Sub, Inc., 9.125%, 01/15/19 (e)	1,605
	Cricket Communications, Inc.,
1,950	7.750%, 10/15/20	1,736

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Wireless Telecommunication Services — Continued
475	7.750%, 10/15/20 (e)	420
3,395	Crown Castle International Corp., 9.000%, 01/15/15	3,658
1,860	Digicel Group Ltd., (Bermuda), 10.500%, 04/15/18 (e)	1,972
1,545	Digicel Ltd., (Bermuda), 8.250%, 09/01/17 (e)	1,545
2,896	iPCS, Inc., PIK, 3.504%, 05/01/14	2,599
5,150	MetroPCS Wireless, Inc., 7.875%, 09/01/18	5,221
2,750	Nextel Communications, Inc., 7.375%, 08/01/15	2,705
770	NII Capital Corp., 10.000%, 08/15/16	866
	SBA Telecommunications, Inc.,
1,000	8.000%, 08/15/16	1,052
170	8.250%, 08/15/19	180
	Sprint Capital Corp.,
1,425	6.900%, 05/01/19	1,404
17,365	8.750%, 03/15/32	17,799
345	Trilogy International Partners LLC/Trilogy International Finance, Inc., 10.250%, 08/15/16 (e)	340

		43,102

	Total Telecommunication Services	238,570

	Utilities — 0.7%
	Electric Utilities — 0.2%
	AES Corp. (The),
1,755	8.000%, 10/15/17	1,843
5,950	9.750%, 04/15/16	6,574
9,600	AES Eastern Energy LP, 9.670%, 01/02/29	5,760
1,475	Energy Future Holdings Corp., 10.000%, 01/15/20	1,481
1,026	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.000%, 12/01/20	1,035
	Homer City Funding LLC,
6,765	8.137%, 10/01/19	5,547
4,125	8.734%, 10/01/26	3,342

		25,582

	Gas Utilities — 0.1%
4,710	Crosstex Energy LP/Crosstex Energy Finance Corp., 8.875%, 02/15/18	4,875
20,250	Dynegy Roseton/Danskammer Pass-Through Trust, 7.670%, 11/08/16	13,669
3,330	Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp., 8.375%, 06/01/19 (e)	3,263

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	63

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — Continued
	Gas Utilities — Continued
3,550	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 8.750%, 04/15/18	3,736

		25,543

	Independent Power Producers & Energy Traders — 0.4%
	Calpine Corp.,
1,285	7.250%, 10/15/17 (e)	1,301
2,440	7.500%, 02/15/21 (e)	2,465
3,090	7.875%, 07/31/20 (e)	3,167
	Dynegy Holdings, Inc.,
1,413	7.625%, 10/15/26	798
23,337	7.750%, 06/01/19	14,236
	Edison Mission Energy,
11,189	7.000%, 05/15/17	7,832
12,500	7.200%, 05/15/19	8,313
3,061	7.750%, 06/15/16	2,326
9,222	Midwest Generation LLC, 8.560%, 01/02/16	9,083
	NRG Energy, Inc.,
4,375	7.625%, 01/15/18 (e)	4,331
2,150	8.250%, 09/01/20	2,172

		56,024

	Total Utilities	107,149

	Total Corporate Bonds (Cost $3,105,201)	3,083,474

SHARES
Exchange-Traded Note — 0.0% (g)
85	Barclays Bank plc, iPath ETN, Linked to the inverse performance of S&P 500 VIX Short-Term Futures Index Excess Return, due 07/17/20, (United Kingdom) (a) (Cost $7,273)	3,326

Investment Companies — 0.2%
244	Advent Claymore Global Convertible Securities & Income Fund	1,815
137	Dreyfus High Yield Strategies Fund	631
452	ING Prime Rate Trust	2,349
323	Invesco Van Kampen Senior Income Trust	1,415
619	Nuveen Multi-Strategy Income and Growth Fund 2	5,383
1,800	Nuveen Municipal Value Fund	17,208
72	SPDR Barclays Capital High Yield Bond ETF	2,801

	Total Investment Companies (Cost $24,515)	31,602

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Mortgage Pass-Through Securities — 7.3%
	Federal National Mortgage Association, 30 Year, Single Family,
67,661	TBA, 4.000%, 09/25/41	70,114
924,206	TBA, 4.500%, 09/25/41	976,445

	Total Mortgage Pass-Through Securities (Cost $1,046,900)	1,046,559

Private Placements — 1.0%
	Commerical Loans — 0.5%
42,000	Doubletree Hotel, 8.175%, 08/31/14 (f) (i)	42,000
	Raleigh Hotel,
10,000	10% + LIBOR, 12/01/15 (f) (i)	10,000
10,000	8.000%, 12/01/15 (f) (i)	10,686

		62,686

	Residential Loans — 0.5%
70,000	141 East 88th Street, LLC, 7.172%, 08/31/16 (f) (i)	70,000

	Total Private Placements (Cost $132,000)	132,686

SHARES
Common Stocks — 0.2%
	Consumer Discretionary — 0.1%
	Automobiles — 0.1%
833	General Motors Co. (a)	20,010

	Industrials — 0.0% (g)
	Commercial Services & Supplies — 0.0% (g)
7	Quad/Graphics, Inc.	149

	Information Technology — 0.0%
	IT Services — 0.0%
165	Stratus Technologies, Inc., ADR (a) (f) (i)	—

	Materials — 0.1%
	Chemicals — 0.1%
144	LyondellBasell Industries N.V., (Netherlands), Class A	4,991

	Construction Materials — 0.0% (g)
403	U.S. Concrete, Inc. (a)	2,299

	Containers & Packaging — 0.0% (g)
42	Constar International, Inc., ADR (a) (f) (i)	12

	Paper & Forest Products — 0.0% (g)
279	AbitibiBowater, Inc., (Canada) (a)	4,742

	Total Materials	12,044

	Total Common Stocks (Cost $41,033)	32,203

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

SHARES	SECURITY DESCRIPTION	VALUE

Preferred Stocks — 0.3%
	Consumer Discretionary — 0.0% (g)
	Automobiles — 0.0% (g)
100	General Motors Co., 4.750%, 12/01/13	3,987

	Financials — 0.3%
	Commercial Banks — 0.1%
100	CoBank ACB, 7.000%, 10/03/11 (e) (m) (x)	4,581
160	CoBank ACB, Series D, 11.000%, 10/01/14 (x)	8,720

		13,301

	Consumer Finance — 0.2%
25	Ally Financial, Inc., 7.000%, 12/31/11 (e) (m) (x)	19,103

	Diversified Financial Services — 0.0% (g)
156	GMAC Capital Trust I, VAR, 8.125%, 02/15/40	3,322

	Total Financials	35,726

	Industrials — 0.0% (g)
	Construction & Engineering — 0.0% (g)
309	M/I Homes, Inc., Series A, 9.750%, 03/15/12 (a) (x)	4,446

	Information Technology — 0.0%
	IT Services — 0.0%
38	Stratus Technologies, Inc., ADR (a) (f) (i)	—

	Materials — 0.0% (g)
	Containers & Packaging — 0.0% (g)
4	Constar International, Inc. (a) (f) (i)	898

	Total Preferred Stocks (Cost $49,849)	45,057

PRINCIPAL AMOUNT
Loan Participations & Assignments — 4.0%
	Consumer Discretionary — 1.7%
	Auto Components — 0.0% (g)
	Autoparts Holdings Ltd., Term Loan,
762	VAR, 6.500%, 07/29/17	746
388	VAR, 6.500%, 07/29/17	381

		1,127

	Automobiles — 0.1%
20,300	Chrysler, Term Loan B, VAR, 6.000%, 05/24/17^	18,209

	Distributors — 0.1%
	Alliance Laundry Systems LLC, Term Loan B,
6,137	VAR, 6.250%, 09/30/16	5,922
290	VAR, 6.250%, 09/30/16	280

		6,202

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		Gaming — 0.0% (g)
—	(h)	Isle of Capri Casinos, Inc., Initial Term Loan, VAR, 5.000%, 11/25/13	—	(h)
		Isle of Capri Casinos, Inc., Term Loan B,
4,750		VAR, 4.750%, 11/01/13	4,555
225		VAR, 4.750%, 11/01/13	216

			4,771

		Hotels, Restaurants & Leisure — 0.7%
9,750		Boyd Gaming Corp., Term Loan, VAR, 3.721%, 12/17/15	8,897
8,461		Caesar’s Entertainment Operating Co., Inc., Term B-2 Loan, VAR, 3.218%, 01/28/15^	7,290
609		Caesar’s Entertainment Operating Co., Inc., Term B-3 Loan, VAR, 3.253%, 01/28/15	524
4		Caesar’s Entertainment Operating Co., Inc., Term B-3 Loan, VAR, 3.246%, 01/28/15	4
15,616		Caesar’s Entertainment Operating Co., Inc., Term B-2 Loan, VAR, 3.253%, 01/28/15^	13,454
24,363		CCM Merger, Inc., Term Loan, VAR, 7.000%, 03/01/17^	23,510
1,000		Citycenter Holdings, LLC, Term Loan, VAR, 7.500%, 01/21/15	969
563		Fontainebleau Las Vegas, Delayed Draw Term Loan B, VAR, 0.000%, 06/06/14 (d)	162
1,127		Fontainebleau Las Vegas, Initial Term Loan, VAR, 0.000%, 06/06/14 (d)	324
		MGM Resorts International, Class C Loan,
5,353		VAR, 7.000%, 02/21/14	5,101
5,253		VAR, 7.000%, 02/21/14	5,006
30,395		MGM Resorts International, Extended Term Loan E, VAR, 7.000%, 02/21/14	28,997
208		Outback (OSI Restaurant), Prefunded RC Commitment, VAR, 0.069%, 06/14/13	191
2,142		Outback (OSI Restaurant), Term Loan B, VAR, 2.563%, 06/14/14	1,968
2,000		Rock Ohio Caesars LLC, Term Loan, VAR, 08/15/17 ^	1,940

			98,337

		Household Durables — 0.0% (g)
		Targus, 1st Lien Term Loan,
4,988		VAR, 11.000%, 05/24/16	4,782
13		VAR, 11.000%, 05/24/16	12

			4,794

		Media — 0.4%
6,091		Cengage Learning Acquisitions, Term Loan, VAR, 2.500%, 07/03/14	5,036

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	65

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Loan Participations & Assignments — Continued
	Media — Continued
18,645	Clear Channel Communications, Inc., Term Loan B, VAR, 3.871%, 01/29/16	13,955
5,093	High Plains Broadcasting Operating Co. LLC, Term Loan, VAR, 9.000%, 09/14/16	4,991
750	Hubbard Radio LLC, 1st Lien Term Loan B, VAR, 5.250%, 04/28/17	714
650	Hubbard Radio LLC, 2nd Lien Term Loan C, VAR, 8.750%, 04/30/18	625
	Media General, Inc., Term Loan,
271	VAR, 4.719%, 03/29/13	232
1,604	VAR, 4.819%, 03/29/13^	1,373
18,633	Newport Television LLC, Term Loan, VAR, 9.000%, 09/14/16	18,260
6,792	Univision Communications, Inc., Initial Term Loan, VAR, 2.221%, 09/29/14	6,083
	Vertis, Inc., 1st Lien Term Loan,
7,254	VAR, 11.750%, 12/21/15	6,020
118	VAR, 11.750%, 12/21/15	98

		57,387

	Specialty Retail — 0.4%
	Claire’s Stores, Term Loan B,
44,248	VAR, 2.996%, 05/29/14	38,441
9,273	VAR, 3.003%, 05/29/14	8,056
	J. Crew, 1st Lien Term Loan,
2,618	VAR, 4.750%, 03/07/18	2,332
873	VAR, 4.750%, 03/07/18	777
3,000	Michael’s Stores, Inc., Term B-1 Loan, VAR, Zero Coupon, 10/31/13 ^	2,835

		52,441

	Textiles, Apparel & Luxury Goods — 0.0% (g)
2,350	BCBG Max Azria, 1st Lien Term Loan, VAR, 9.720%, 06/09/15	2,201

	Total Consumer Discretionary	245,469

	Consumer Staples — 0.1%
	Household Products — 0.1%
	Spectrum Brands, New Term Loan,
7,653	VAR, 5.000%, 06/17/16	7,323
5,740	VAR, 5.000%, 06/17/16	5,492
1,316	VAR, 5.000%, 06/17/16	1,260

	Total Consumer Staples	14,075

	Energy — 0.1%
	Energy Equipment & Services — 0.0% (g)
1,746	EquiPower Resources Corp., 1st Lien Term Loan, VAR, 5.750%, 01/26/18	1,673

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Oil, Gas & Consumable Fuels — 0.1%
2,105	Big West Oil, Term Loan B, VAR, 7.000%, 03/31/16	2,084
8,600	MEG Energy Corp., Term Loan B, VAR, 4.000%, 03/18/18^	8,224
1,546	Western Refining, Inc., Term Loan B, VAR, 7.500%, 03/15/17	1,520

		11,828

	Total Energy	13,501

	Financials — 0.7%
	Capital Markets — 0.1%
3,440	Nuveen Investments, Inc., 2nd Lien Term Loan, VAR, 12.500%, 07/31/15	3,552
8,926	Pinafore LLC, Term Loan B1, VAR, 4.250%, 09/29/16	8,566

		12,118

	Diversified Financial Services — 0.4%
4,300	Baker Corp. International, Term Loan, VAR, 5.000%, 06/01/18	4,085
87,409	Capmark Financial Group, U.S. Term Loan, VAR, 0.000%, 03/23/11 (d)	47,638
3,200	Capmark Financial Group, Unsecured Bridge Loan, VAR, 0.000%, 03/23/11 (d)	1,752

		53,475

	Insurance — 0.1%
2,600	CNO Financial Group, Inc., B-1 Term Loan, VAR, 6.250%, 09/30/16^	2,542
	Pilot Travel Centers, 1st Lien Term Loan,
6,304	VAR, 4.250%, 03/30/18	6,115
16	VAR, 4.250%, 03/30/18	15
403	USI Holdings Corp., Series C New Term Loan, VAR, 7.000%, 05/05/14	381

		9,053

	Real Estate Investment Trusts (REITs) — 0.1%
	I-Star, Term Loan A-1,
12,803	VAR, 5.000%, 06/28/13	12,441
9,294	VAR, 5.000%, 06/28/13	9,030
2,000	Tishman Speyer Office, Term Loan, VAR, 8.000%, 05/04/12	1,957

		23,428

	Real Estate Management & Development — 0.0% (g)
2,218	Realogy Corp., Extended Term Loan, VAR, 4.522%, 10/10/16	1,825

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Loan Participations & Assignments — Continued
	Real Estate Management & Development — Continued
3,635	Realogy Corp., Tranche A Second Lien Term Loan, VAR, 13.500%, 10/15/17	3,599

		5,424

	Total Financials	103,498

	Health Care — 0.1%
	Health Care Providers & Services — 0.0% (g)
1,429	Community Health Systems, Inc., Non Extended Delay Draw, VAR, 07/25/14 ^	1,325
1,620	Inventiv Health, Consolidated Term Loan, VAR, 4.750%, 08/04/16	1,528

		2,853

	Pharmaceuticals — 0.1%
	Axcan Intermediate Holdings, Inc., Term Loan,
4,760	VAR, 5.500%, 02/10/17	4,294
513	VAR, 5.500%, 02/10/17	463
	Capsugel Holdings, Inc., Term Loan,
3,234	VAR, 5.250%, 08/01/18	3,124
16	VAR, 5.250%, 08/01/18	15
496	Catalent Pharma Solutions, Inc., Dollar Term Loan, VAR, 2.471%, 04/10/14	437

		8,333

	Total Health Care	11,186

	Industrials — 0.3%
	Building Products — 0.1%
1,374	Jacuzzi Brands, Inc., 1st Lien Synthetic Credit Facility, VAR, 0.146%, 02/07/14	989
	Jacuzzi Brands, Inc., 1st Lien Term Loan B,
28	VAR, 2.469%, 02/07/14	20
13,637	VAR, 2.503%, 02/07/14	9,819
	Nortek, Inc., 1st Lien Term Loan,
2,386	VAR, 5.250%, 04/26/17	2,148
7	VAR, 5.250%, 04/26/17	6
1	VAR, 6.250%, 04/26/17	1

		12,983

	Chemicals — 0.0% (g)
5,000	Momentive Performance, Tranche B-1B Term Loan, VAR, 05/05/15 ^	4,450

	Commercial Services & Supplies — 0.1%
	Waste Industries USA, Inc., 1st Lien Term Loan B,
11,970	VAR, 4.750%, 03/17/17	11,192

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Electrical Equipment — 0.0% (g)
265	Electrical Components International, Inc., Synthetic Revolving Loan Commitment, VAR, 1.400%, 02/04/16	255
4,214	Electrical Components International, Inc., Term Loan, VAR, 6.750%, 02/04/17 (f) (i)	4,067

		4,322

	Machinery — 0.0% (g)
3,800	Milacron Holdings, Inc., Term Loan, VAR, 7.500%, 05/15/17	3,686

	Trading Companies & Distributors — 0.1%
6,500	SCH Group, 2nd Lien Term Loan, VAR, 10.500%, 04/30/18	5,720

	Total Industrials	42,353

	Information Technology — 0.3%
	Communications Equipment — 0.1%
3,346	Avaya, Inc., Term Loan B-1, VAR, 3.064%, 10/24/14	2,976
6,721	Avaya, Inc., Term Loan B-3 Extending Tranche, VAR, 4.814%, 10/26/17	5,789

		8,765

	Electronic Equipment, Instruments & Components — 0.0% (g)
5,066	CDW Corp., Extended Term Loan, VAR, 4.500%, 07/15/17	4,597
438	CDW Corp., Non Extended B-1 Term Loan, VAR, 3.707%, 10/10/14	411

		5,008

	Internet Software & Services — 0.1%
7,711	Softlayer Technologies, Inc., Term Loan, VAR, 7.250%, 11/09/16	7,384
3,065	Vertafore, Inc., 2nd Lien Term Loan, VAR, 9.750%, 10/27/17	2,950

		10,334

	IT Services — 0.1%
4,922	First Data Corp., Extended 2018 Dollar Term Loan, VAR, 4.217%, 03/24/18	4,120
1,941	First Data Corp., Initial Tranche B1 Term Loan, VAR, 2.967%, 09/24/14	1,707
460	First Data Corp., Initial Tranche B2 Term Loan, VAR, 2.967%, 09/24/14	404
3,103	First Data Corp., Initial Tranche B3 Term Loan, VAR, 2.967%, 09/24/14	2,727

		8,958

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	67

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Loan Participations & Assignments — Continued
	Semiconductors & Semiconductor Equipment — 0.0% (g)
1,987	Freescale Semiconductor, Inc., Extended Maturity Term Loan, VAR, 4.438%, 12/01/16	1,807
5,000	Sensata Technologies B.V., Term Loan, VAR, 4.000%, 05/12/18	4,806

		6,613

	Total Information Technology	39,678

	Materials — 0.2%
	Chemicals — 0.1%
4,992	AZ Chem U.S., Inc., Term Loan, VAR, 4.750%, 11/21/16 ^	4,813
1,462	BOC Edwards, Extended Term Loan, VAR, 5.500%, 05/31/16	1,344
1,545	Cristal Inorganic Chemicals (Millennium), 1st Lien Term Loan, VAR, 2.496%, 05/15/14	1,470
2,500	Cristal Inorganic Chemicals (Millennium), 2nd Lien Term Loan, VAR, 5.996%, 11/15/14	2,419
	Ineos Group Holdings, Term B-2 Loan,
863	VAR, 7.501%, 12/16/13	864
987	VAR, 8.001%, 12/16/14	994
	Styron, 1st Lien Term Loan,
3,623	VAR, 6.000%, 08/02/17	3,328
9	VAR, 6.000%, 08/02/17	9

		15,241

	Containers & Packaging — 0.1%
	Graham Packaging Co. LP, Term Loan C,
250	VAR, 6.750%, 04/05/14	248
388	VAR, 6.750%, 04/05/14	384
230	VAR, 6.750%, 04/05/14	227
25	VAR, 6.750%, 04/05/14	25
	Reynolds Group Holdings, U.S. Term Loan,
2,488	VAR, 6.500%, 02/09/18	2,379
2,210	VAR, 6.500%, 02/09/18	2,112
1,287	VAR, 6.500%, 02/09/18	1,231

		6,606

	Paper & Forest Products — 0.0% (g)
1,920	Ainsworth Lumber Ltd., Term Loan B, VAR, 5.250%, 06/26/14	1,740

	Total Materials	23,587

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Telecommunication Services — 0.1%
	Diversified Telecommunication Services — 0.1%
	Level 3 Communications, Inc., Tranche A Term Loan,
1,214	VAR, 2.492%, 03/13/14	1,122
3,036	VAR, 2.496%, 03/13/14	2,805
10,000	Level 3 Communications, Tranche B II Term Loan, VAR, 10/31/18 ^	9,425

		13,352

	Wireless Telecommunication Services — 0.0% (g)
4,500	MetroPCS Wireless, Inc., Tranche B-2 Term Loan, VAR, 11/03/16 ^	4,207

	Total Telecommunication Services	17,559

	Utilities — 0.4%
	Independent Power Producers & Energy Traders — 0.4%
6,845	Dynegy Midwest Generation, Term Loan, VAR, 9.250%, 08/05/16	6,611
13,605	Dynegy Power LLC, Term Loan, VAR, 9.250%, 08/05/16 ^	13,367
	Texas Competitive Electric Holdings Co. LLC, Extended-Term Loan,
16,213	VAR, 4.706%, 10/10/17	11,917
17,225	VAR, 4.772%, 10/10/17	12,661
20	VAR, 4.772%, 10/10/17	14
	Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan,
26,169	VAR, 3.706%, 10/10/14	19,888
32	VAR, 3.772%, 10/10/14	24

	Total Utilities	64,482

	Total Loan Participations & Assignments (Cost 581,322)	575,388

NUMBER OF WARRANTS
Warrant — 0.1%
	Consumer Discretionary — 0.1%
	Automobiles — 0.1%
	General Motors Co.,
472	expiring 7/10/16 (Strike Price $10.00) (a)	7,216
472	expiring 7/10/19 (Strike Price $18.33) (a)	4,984

	Total Warrants (Cost 17,233)	12,200

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

NUMBER OF CONTRACTS	SECURITY DESCRIPTION	VALUE

Option Purchased — 0.0% (g)
	Call Option Purchased — 0.0% (g)
655	1 Year Mid Curve Eurodollars, Expiring 09/16/11 @ $99.25, American Style (Cost $223)	450

	Put Option Purchased — 0.0% (g)
1,297	1 Year Mid Curve Eurodollars, Expiring 09/16/11 @ $98.625, American Style	8
1,945	1 Year Mid Curve Eurodollars, Expiring 12/16/11 @ $98.50, American Style	36
656	10 Year U.S. Treasury Note, Expiring 09/23/11 @ $127.00, American Style	185
15,500	Eastman Kodak Co., Expiring 09/17/2011 @ $2.00, American Style	16

	Total Put Option Purchased (Cost $1,462)	245

	Total Options Purchased (Cost $1,685)	695

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Short-Term Investments— 67.6%
	U.S. Treasury Obligation — 0.1%
18,745	U.S. Treasury Bills, 0.084%, 11/10/11 (k) (Cost $18,742)	18,745

SHARES
	Investment Company — 67.5%
9,725,981	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% † (b) (l) (m) (Cost $9,725,981)	9,725,981

	Total Short-Term Investments (Cost $9,744,723)	9,744,726

	Total Investments — 109.1% (Cost $15,715,367)	15,717,511
	Liabilities in Excess of Other Assets — (9.1)%	(1,313,545)

	NET ASSETS — 100.0%	$14,403,966

Percentages indicated are based on net assets.

TBA Short Commitment
PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
(491,787)	Federal National Mortgage Association, 30 Year, Single Family, TBA, 4.500%, 10/25/41	(518,355)
(327,858)	Federal National Mortgage Association, 30 Year, Single Family, TBA, 4.500%, 11/25/41	(344,751)
(135,322)	Federal National Mortgage Association, 30 Year, Single Family, TBA, 5.000%, 09/25/41	(145,767)
(163,020)	Federal National Mortgage Association, 30 Year, Single Family, TBA, 5.500%, 10/25/41	(177,870)

	(Proceeds received of $1,193,043.)	(1,186,743)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	69

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands, except number of contracts)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 08/31/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
201	30 Day Federal Funds	10/31/11	83,686	109
201	30 Day Federal Funds	11/30/11	83,690	146
203	10 Year U.S. Treasury Note	12/20/11	26,193	(89)
645	30 Day Federal Funds	03/30/12	268,543	146
726	30 Day Federal Funds	07/31/12	302,282	528
726	30 Day Federal Funds	08/31/12	302,237	578
332	90 Day Eurodollar	12/15/14	81,568	115
	Short Futures Outstanding
(439)	30 Day Interbank Future	09/30/11	(110,289)	(109)
(543)	10 Year U.S. Treasury Note	12/20/11	(70,064)	236
(26)	30 Year U.S. Treasury Bond	12/20/11	(3,537)	26
(7,078)	2 Year U.S. Treasury Note	12/30/11	(1,560,698)	(349)
(1,089)	5 Year U.S. Treasury Note	12/30/11	(133,454)	(115)
(925)	90 Day Eurodollar	03/19/12	(230,082)	59
(3,999)	90 Day Eurodollar	06/18/12	(994,901)	(438)
(762)	90 Day Eurodollar	09/17/12	(189,586)	(591)
(1,257)	90 Day Eurodollar	12/17/12	(312,694)	(262)
(1,413)	90 Day Eurodollar	03/18/13	(351,431)	(1,271)
(1,413)	90 Day Eurodollar	06/17/13	(351,166)	(1,929)
(602)	90 Day Eurodollar	09/16/13	(149,431)	44
(273)	90 Day Eurodollar	12/16/13	(67,646)	(653)

				(3,819)

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 08/31/11	NET UNREALIZED APPRECIATION (DEPRECIATION)
19,316,000	AUD	Union Bank of Switzerland AG	09/14/11	20,276	20,615	339
13,114,000	AUD	Deutsche Bank AG	09/26/11	13,814	13,973	159
16,393,000	AUD	Credit Suisse International	10/05/11	17,233	17,447	214
16,140,000	AUD	Royal Bank of Canada	10/24/11	17,342	17,138	(204)
8,205,000	CAD	Merrill Lynch International	10/24/11	8,650	8,369	(281)
9,758,000	EUR	Merrill Lynch International	09/29/11	13,812	14,013	201
16,263,000	GBP	Citibank, N.A.	09/28/11	26,339	26,392	53
				117,466	117,947	481

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 08/31/11	NET UNREALIZED APPRECIATION (DEPRECIATION)
19,316,000	AUD	Deutsche Bank AG	09/14/11	20,307	20,615	(308)
13,114,000	AUD	Credit Suisse International	09/26/11	13,720	13,973	(253)
16,393,000	AUD	Deutsche Bank AG	10/05/11	17,390	17,446	(56)
16,140,000	AUD	Credit Suisse International	10/24/11	17,136	17,139	(3)
6,070,000	CAD	Citibank, N.A.	09/02/11	6,308	6,198	110
6,070,000	CAD	Deutsche Bank AG	10/20/11	6,201	6,191	10
8,205,000	CAD	BNP Paribas	10/24/11	8,637	8,369	268
16,000,000	EUR	Citibank, N.A.	09/02/11	22,478	22,984	(506)
9,758,000	EUR	BNP Paribas	09/29/11	13,794	14,013	(219)
22,768,000	EUR	Deutsche Bank AG	09/29/11	32,271	32,696	(425)
14,250,000	EUR	Deutsche Bank AG	10/20/11	20,545	20,459	86
21,008,000	GBP	Citibank, N.A.	09/02/11	33,497	34,102	(605)
16,263,000	GBP	Merrill Lynch International	09/28/11	26,022	26,393	(371)
21,008,000	GBP	Union Bank of Switzerland AG	10/20/11	34,269	34,084	185
187,000,000	NOK	Citibank, N.A.	09/02/11	33,486	34,861	(1,375)
187,000,000	NOK	Morgan Stanley	10/20/11	34,807	34,764	43
				340,868	344,287	(3,419)

OPTIONS WRITTEN

Put Options Written
DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
1 Year Mid Curve Euro Dollar, American Style	$98.250	12/16/11	1,945	(12)

(Premiums received of $385.)

Call Options Written
DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
1 Year Mid Curve Euro Dollar, American Style	$99.375	9/16/11	1,310	(516)

(Premiums received of $193.)

Credit Default Swaps — Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Bank of America:
Aetna, Inc., 6.625% 06/15/36	1.000% quarterly	09/20/16	0.824%	6,550	(70)	67
Beazer Homes USA, Inc., 9.125% 06/15/18	5.000% quarterly	09/20/16	13.675	3,300	896	(1,142)
Gannett Co., Inc., 6.375% 04/01/12	5.000% quarterly	06/20/16	4.153	6,400	(293)	632
Gannett Co., Inc., 6.375% 04/01/12	5.000% quarterly	06/20/16	4.153	15,950	(731)	1,580
Hartford Financial Services Group, Inc. (The), 4.000% 03/30/15	1.000% quarterly	09/20/16	3.229	6,600	645	(483)
Hartford Financial Services Group, Inc. (The), 4.000% 03/30/15	1.000% quarterly	09/20/16	3.229	9,900	967	(523)
Limited Brands, Inc., 6.900% 07/15/17	1.000% quarterly	09/20/16	2.375	6,700	417	(471)
Lincoln National Corp., 6.200% 12/15/11	1.000% quarterly	09/20/16	3.260	3,250	321	(245)
Lincoln National Corp., 6.200% 12/15/11	1.000% quarterly	09/20/16	3.260	6,550	648	(302)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	71

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Lincoln National Corp., 6.200% 12/15/11	1.000% quarterly	09/20/16	3.260%	6,550	648	(323)
Lincoln National Corp., 6.200% 12/15/11	1.000% quarterly	09/20/16	3.260	6,550	648	(340)
Lincoln National Corp., 6.200% 12/15/11	1.000% quarterly	09/20/16	3.260	6,600	653	(469)
Lincoln National Corp., 6.200% 12/15/11	1.000% quarterly	09/20/16	3.260	6,600	653	(581)
Lincoln National Corp., 6.200% 12/15/11	1.000% quarterly	09/20/16	3.260	6,650	658	(700)
PulteGroup, Inc., 5.250% 01/15/14	5.000% quarterly	09/20/16	5.162	3,300	(11)	(136)
PulteGroup, Inc., 5.250% 01/15/14	5.000% quarterly	09/20/16	5.162	16,650	(56)	(607)
Barclays Bank plc:
Aetna, Inc., 6.625% 06/15/36	1.000% quarterly	09/20/16	0.824	6,450	(69)	69
Aetna, Inc., 6.625% 06/15/36	1.000% quarterly	09/20/16	0.824	9,700	(103)	103
Beazer Homes USA, Inc., 9.125% 06/15/18	5.000% quarterly	09/20/13	11.829	3,200	359	(111)
Bundesrepublic Deutschland, 6.000% 06/20/16	0.250% quarterly	09/20/16	0.749	95,600	2,286	(859)
Darden Restaurants, Inc., 6.000% 08/15/35	1.000% quarterly	09/20/16	1.096	32,450	85	(426)
Home Depot, Inc. (The), 5.875% 12/16/36	1.000% quarterly	09/20/16	0.705	32,300	(533)	517
Jones Group, Inc. (The), 5.125% 11/15/14	5.000% quarterly	09/20/16	3.861	16,550	(1,007)	568
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17	5.000% quarterly	06/20/13	27.022	6,350	1,879	(439)
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17	5.000% quarterly	06/20/13	27.022	6,400	1,894	(380)
Kroger Co. (The), 6.150% 01/15/20	1.000% quarterly	09/20/16	1.029	16,300	(10)	72
Lincoln National Corp., 6.200% 12/15/11	1.000% quarterly	09/20/16	3.260	3,225	319	(229)
Lincoln National Corp., 6.200% 12/15/11	1.000% quarterly	09/20/16	3.260	16,150	1,597	(504)
PulteGroup, Inc., 5.250% 01/15/14	5.000% quarterly	09/20/16	5.162	3,250	(11)	(129)
PulteGroup, Inc., 5.250% 01/15/14	5.000% quarterly	09/20/16	5.162	9,850	(33)	(352)
BNP Paribas:
Belo Corp., 7.750% 06/01/27	5.000% quarterly	09/20/16	4.143	6,500	(311)	544
Computer Sciences Corp., 6.500% 03/15/18	1.000% quarterly	09/20/16	2.482	16,100	1,078	(655)
Gannett Co., Inc., 6.375% 04/01/12	5.000% quarterly	06/20/16	4.153	6,350	(291)	629
Gannett Co., Inc., 6.375% 04/01/12	5.000% quarterly	06/20/16	4.153	6,400	(293)	607
XL Group Ltd., 5.250% 09/15/14	1.000% quarterly	09/20/16	1.589	9,800	255	(367)
Citibank, N.A.:
Beazer Homes USA, Inc., 9.125% 06/15/18	5.000% quarterly	09/20/16	13.675	1,300	353	(245)
Beazer Homes USA, Inc., 9.125% 06/15/18	5.000% quarterly	09/20/16	13.675	6,500	1,765	(1,099)
Federal Republic of Germany, 6.000% 06/20/16	0.250% quarterly	09/20/16	0.749	32,300	772	(319)
Federal Republic of Germany, 6.000% 06/20/16	0.250% quarterly	09/20/16	0.749	64,550	1,543	(580)
Federal Republic of Brazil, 12.250% 03/06/30	1.000% quarterly	09/20/16	1.429	16,000	299	(100)
Genworth Financial, Inc., 5.750% 06/15/14	5.000% quarterly	09/20/16	6.585	9,750	503	(323)
Genworth Financial, Inc., 5.750% 06/15/14	5.000% quarterly	09/20/16	6.585	12,950	668	(235)
Hartford Financial Services Group, Inc. (The), 4.000% 03/30/15	1.000% quarterly	09/20/16	3.229	6,500	635	(314)
International Paper Co., 5.300% 04/01/15	1.000% quarterly	09/20/16	1.739	6,600	219	(279)
Kingdom of the Netherlands, 3.250% 07/15/15	1.000% quarterly	03/20/16	0.728	13,850	(195)	257
Limited Brands, Inc., 6.900% 07/15/17	1.000% quarterly	09/20/16	2.375	6,600	410	(492)
Lincoln National Corp., 6.200% 12/15/11	1.000% quarterly	09/20/16	3.260	6,450	638	(431)
People’s Republic of China, 4.750% 10/29/13	1.000% quarterly	09/20/16	1.076	16,350	27	(165)
United Kingdom of Great Britain & Northern Ireland, 4.250% 06/07/32	1.000% quarterly	09/20/16	0.744	16,250	(237)	177
United Mexican States, 7.500% 04/08/33	1.000% quarterly	09/20/16	1.416	16,000	289	(78)
United Mexican States, 7.500% 04/08/33	1.000% quarterly	06/20/16	1.386	30,050	474	(124)
Whirlpool Corp., 7.750% 07/15/16	1.000% quarterly	09/20/16	2.068	6,400	309	(170)
Credit Suisse International:
Beazer Homes USA, Inc., 9.125% 06/15/18	5.000% quarterly	09/20/13	11.829	3,200	359	(111)
Hartford Financial Services Group, Inc. (The), 4.000% 03/30/15	1.000% quarterly	09/20/16	3.229	6,550	640	(590)
Limited Brands, Inc., 6.900% 07/15/17	1.000% quarterly	09/20/16	2.375	6,600	410	(484)
Lincoln National Corp., 6.200% 12/15/11	1.000% quarterly	09/20/16	3.260	6,500	643	(318)

SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
XL Group Ltd., 5.250% 09/15/14	1.000% quarterly	09/20/16	1.589%	3,225	84	(117)
XL Group Ltd., 5.250% 09/15/14	1.000% quarterly	09/20/16	1.589	3,250	85	(128)
XL Group Ltd., 5.250% 09/15/14	1.000% quarterly	09/20/16	1.589	6,450	168	(244)
XL Group Ltd., 5.250% 09/15/14	1.000% quarterly	09/20/16	1.589	6,600	172	(250)
Deutsche Bank AG, New York:
Beazer Homes USA, Inc., 9.125% 06/15/18	5.000% quarterly	09/20/16	13.675	3,250	882	(1,092)
Cablevision Systems Corp., 8.000% 04/15/12	5.000% quarterly	03/20/16	4.295	10,000	(384)	896
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	06/20/16	16.676	1,950	637	(426)
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	06/20/16	16.676	9,600	3,138	(2,129)
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	06/20/16	16.676	9,650	3,154	(2,438)
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	06/20/16	16.676	12,800	4,183	(2,747)
Genworth Financial, Inc., 5.750% 06/15/14	5.000% quarterly	09/20/16	6.585	6,500	335	(103)
Genworth Financial, Inc., 5.750% 06/15/14	5.000% quarterly	09/20/16	6.585	6,500	335	(240)
Hartford Financial Services Group, Inc. (The), 4.000% 03/30/15	1.000% quarterly	09/20/16	3.229	6,550	640	(481)
Hartford Financial Services Group, Inc. (The), 4.000% 03/30/15	1.000% quarterly	09/20/16	3.229	12,950	1,265	(632)
Jones Group, Inc. (The), 5.125% 11/15/14	5.000% quarterly	09/20/16	3.861	3,250	(198)	168
Jones Group, Inc. (The), 5.125% 11/15/14	5.000% quarterly	09/20/16	3.861	6,600	(402)	313
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17	5.000% quarterly	06/20/13	27.022	6,400	1,894	(609)
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17	5.000% quarterly	09/20/12	24.065	3,150	521	(184)
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17	5.000% quarterly	06/20/12	23.382	3,150	390	(151)
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17	5.000% quarterly	06/20/12	23.382	3,250	402	(327)
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17	5.000% quarterly	06/20/12	23.382	6,400	792	(313)
Limited Brands, Inc., 6.900% 07/15/17	1.000% quarterly	09/20/16	2.375	13,250	824	(972)
Lincoln National Corp., 6.200% 12/15/11	1.000% quarterly	09/20/16	3.260	32,250	3,190	(1,006)
PulteGroup, Inc., 5.250% 01/15/14	5.000% quarterly	09/20/16	5.162	16,700	(56)	(687)
United Mexican States, 7.500% 04/08/33	1.000% quarterly	09/20/16	1.416	16,000	289	(78)
United Mexican States, 7.500% 04/08/33	1.000% quarterly	06/20/16	1.386	36,800	580	(170)
United States of America, 0.000% 08/15/16	0.250% quarterly	09/20/16	0.505	EUR 16,250	278	(327)
XL Group Ltd., 5.250% 09/15/14	1.000% quarterly	09/20/16	1.589	6,600	172	(250)
HSBC Bank, N.A.:
Computer Sciences Corp., 6.500% 03/15/18	1.000% quarterly	09/20/16	2.482	16,150	1,081	(641)
United Mexican States, 7.500% 04/08/33	1.000% quarterly	09/20/16	1.416	16,000	289	(78)
Morgan Stanley Capital Services:
Alcoa, Inc., 5.720% 02/23/19	1.000% quarterly	09/20/16	2.862	6,600	552	(643)
Alcoa, Inc., 5.720% 02/23/19	1.000% quarterly	09/20/16	2.862	6,600	552	(668)
American Express Co., 7.250% 05/20/14	1.000% quarterly	09/20/16	1.119	16,550	62	(284)
Beazer Homes USA, Inc., 9.125% 06/15/18	5.000% quarterly	09/20/13	11.829	6,450	724	(208)
Gannett Co., Inc., 6.375% 04/01/12	5.000% quarterly	06/20/16	4.153	6,450	(296)	639
Jones Group, Inc. (The), 5.125% 11/15/14	5.000% quarterly	09/20/16	3.861	6,600	(401)	277
Lincoln National Corp., 6.200% 12/15/11	1.000% quarterly	09/20/16	3.260	9,700	959	(710)
United Mexican States, 7.500% 04/08/33	1.000% quarterly	09/20/16	1.416	16,000	289	(86)
Whirlpool Corp., 7.750% 07/15/16	1.000% quarterly	09/20/16	2.068	16,100	778	(509)
Royal Bank of Scotland:
American Express Co., 7.250% 05/20/14	1.000% quarterly	09/20/16	1.119	16,550	62	(323)
Union Bank of Switzerland AG:
Alcoa, Inc., 5.720% 02/23/19	1.000% quarterly	09/20/16	2.862	48,100	4,020	(1,658)
AutoZone, Inc., 5.500% 11/15/15	1.000% quarterly	09/20/16	0.710	32,300	(525)	433
Beazer Homes USA, Inc., 9.125% 06/15/18	5.000% quarterly	09/20/16	13.675	3,200	869	(1,107)
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	06/20/16	16.676	3,200	1,046	(697)
Federal Republic of Brazil, 12.250% 03/06/30	1.000% quarterly	09/20/16	1.429	16,000	299	(100)
Gannett Co., Inc., 6.375% 04/01/12	5.000% quarterly	06/20/16	4.153	12,800	(586)	1,246
Gannett Co., Inc., 6.375% 04/01/12	5.000% quarterly	06/20/16	4.153	41,850	(1,918)	4,105

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	73

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/11 [3]	NOTIONAL AMOUNT [4]		VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Hartford Financial Services Group, Inc. (The), 4.000% 03/30/15	1.000% quarterly	09/20/16	3.229%		6,450	630	(349)
Hartford Financial Services Group, Inc. (The), 4.000% 03/30/15	1.000% quarterly	09/20/16	3.229		6,550	640	(584)
International Paper Co., 5.300% 04/01/15	1.000% quarterly	09/20/16	1.739		33,050	1,097	(1,530)
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17	5.000% quarterly	06/20/13	27.022		6,450	1,909	(407)
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17	5.000% quarterly	06/20/13	27.022		12,900	3,818	(1,021)
Lennar Corp., 6.500% 04/15/16	5.000% quarterly	06/20/16	5.275		12,850	11	813
Limited Brands, Inc., 6.900% 07/15/17	1.000% quarterly	09/20/16	2.375		32,450	2,019	(1,609)
Lincoln National Corp., 6.200% 12/15/11	1.000% quarterly	09/20/16	3.260		6,400	633	(318)
Lincoln National Corp., 6.200% 12/15/11	1.000% quarterly	09/20/16	3.260		6,500	643	(559)
Lincoln National Corp., 6.200% 12/15/11	1.000% quarterly	09/20/16	3.260		71,850	7,107	(2,224)
MBIA Insurance Corp., 0.000% 10/06/10	5.000% quarterly	06/20/16	23.225		6,700	2,829	(2,703)
United Kingdom of Great Britain & Northern Ireland, 4.250% 06/07/32	1.000% quarterly	09/20/16	0.744		16,250	(237)	189
United States of America, 0.000% 08/15/16	0.250% quarterly	09/20/16	0.505	EUR	32,450	556	(720)
Whirlpool Corp., 7.750% 07/15/16	1.000% quarterly	09/20/16	2.068		13,000	628	(430)
Whirlpool Corp., 7.750% 07/15/16	1.000% quarterly	09/20/16	2.068		16,100	778	(511)

						77,895	(39,107)

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Bank of America:
MCDX.NA.16.1	1.000% quarterly	06/20/16	1.671%	16,150	393	(210)
MCDX.NA.16.1	1.000% quarterly	06/20/16	1.671	16,300	397	(205)
MCDX.NA.16.1	1.000% quarterly	06/20/16	1.671	16,300	397	(218)
Barclays Bank plc:
CMBX.NA.AA.3.1	0.270% monthly	12/13/49	19.605	14,100	8,947	(7,999)
BNP Paribas:
CDX.NA.HY.16.1	5.000% quarterly	06/20/16	6.371	32,500	1,394	(756)
Citibank, N.A.:
ABX.HE.PENAAA.06-2	0.110% monthly	05/25/46	34.838	9,800	1,519	(2,586)
ABX.HE.PENAAA.06-2	0.110% monthly	05/25/46	34.838	10,500	1,627	(2,400)
CMBX.NA.BBB.1	1.340% monthly	10/12/52	40.242	7,040	5,605	(5,202)
CMBX.NA.BBB.4	5.000% monthly	02/17/51	51.487	6,900	5,562	(5,854)
CMBX.NA.BBB.4	5.000% monthly	02/17/51	51.487	10,550	8,504	(8,434)
CMBX.NA.AJ.5.1	0.980% monthly	02/15/51	10.422	10,500	4,416	(4,770)
MCDX.NA.16-V1	1.000% quarterly	06/20/16	1.671	16,100	392	(203)
MCDX.NA.16-V1	1.000% quarterly	06/20/16	1.671	16,100	392	(215)
Credit Suisse International:
CDX.NA.IG.9.4	0.800% quarterly	12/20/17	1.511	16,100	608	(389)
CDX.NA.IG.9.4	0.800% quarterly	12/20/17	1.511	65,700	2,480	(1,854)
CMBX.NA.AJ.1	0.840% monthly	10/12/52	5.996	4,960	944	(1,463)
CMBX.NA.BBB.5	5.000% monthly	02/15/51	48.967	6,900	5,611	(5,865)
Deutsche Bank AG, New York:
ABX.HE.PENAAA.06.2	0.110% monthly	05/25/46	34.838	10,700	1,659	(2,231)
CDX.NA.HY.16.1	5.000% quarterly	06/20/16	6.371	16,250	697	(320)
CDX.EM.15.1	5.000% quarterly	06/20/16	2.633	30,500	(3,484)	3,874
CMBX.NA.AAA.1	0.100% monthly	10/12/52	1.491	5,700	302	(1,097)
CMBX.NA.AA.2.1	0.150% monthly	03/15/49	13.041	7,060	3,286	(2,876)

SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
CMBX.NA.BBB.2	0.870% monthly	03/15/49	44.183%	17,520	15,407	(14,630)
MCDX.NA.16.1	1.000% quarterly	06/20/16	1.671	15,850	386	(237)
MCDX.NA.16.1	1.000% quarterly	06/20/16	1.671	16,000	390	(233)
MCDX.NA.16.1	1.000% quarterly	06/20/16	1.671	16,150	394	(216)
MCDX.NA.16.1	1.000% quarterly	06/20/16	1.671	16,200	395	(278)
MCDX.NA.16.1	1.000% quarterly	06/20/16	1.671	16,200	395	(316)
MCDX.NA.16.1	1.000% quarterly	06/20/16	1.671	16,250	396	(341)
MCDX.NA.16.1	1.000% quarterly	06/20/16	1.671	32,100	782	(391)
Morgan Stanley Capital Services:
CDX.NA.IG.9.4	0.800% quarterly	12/20/17	1.511	32,300	1,219	(764)
CDX.EM.15.1	5.000% quarterly	06/20/16	2.633	117,000	(13,364)	15,726
CDX.EM.15.1	5.000% quarterly	06/20/16	2.633	117,050	(15,292)	16,009
MCDX.NA.16.1	1.000% quarterly	06/20/16	1.671	16,200	395	(321)
MCDX.NA.16.1	1.000% quarterly	06/20/16	1.671	16,200	395	(264)
CMBX.NA.AA.3	0.270% monthly	12/13/49	19.605	7,050	4,473	(4,088)
CMBX.NA.AA.2	0.150% monthly	03/15/49	13.041	40	19	(3,658)
CMBX.NA.AA.2	0.150% monthly	03/15/49	13.041	7,070	3,290	(3,534)
CMBX.NA.AA.2	0.150% monthly	03/15/49	13.041	14,100	6,562	(5,568)
CMBX.NA.AJ.2.1	1.090% monthly	03/15/49	8.124	17,150	4,838	(2,139)
Royal Bank of Scotland:
CDX.NA.IG.9-V4	0.800% quarterly	12/20/17	1.511	32,700	1,234	(1,503)
CMBX.NA.AAA.1	0.100% monthly	10/12/52	1.491	17,700	937	(1,105)
CMBX.NA.AJ.1.1	0.840% monthly	10/12/52	5.996	6,500	1,237	(1,540)
ABX.HE.PENAAA.06.2	0.110% monthly	05/25/46	34.838	1,500	233	(277)
ABX.HE.PENAAA.06.2	0.110% monthly	05/25/46	34.838	8,800	1,364	(3,000)
ABX.HE.PENAAA.06.2	0.110% monthly	05/25/46	34.838	12,100	1,876	(3,595)
Union Bank of Switzerland AG:
CDX.NA.IG.9.4	0.800% quarterly	12/20/17	1.511	32,850	1,241	(870)
CDX.NA.IG.9.4	0.800% quarterly	12/20/17	1.511	64,300	2,428	(2,002)
CDX.NA.IG.9.4	0.800% quarterly	12/20/17	1.511	64,300	2,428	(2,194)

					75,706	(72,602)

Credit Default Swaps — Sell Protection [2]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Bank of America:
Block Financial LLC, 5.125% 10/30/14	5.000% quarterly	03/20/13	3.050%	7,000	277	(38)
Block Financial LLC, 5.125% 10/30/14	5.000% quarterly	03/20/13	3.050	7,000	277	(54)
Boyd Gaming Corp., 6.750% 04/15/14	5.000% quarterly	06/20/14	10.668	6,500	(797)	30
Dynegy Holdings, Inc., 8.375% 05/01/16	5.000% quarterly	06/20/14	17.575	3,250	(760)	200
Dynegy Holdings, Inc., 8.375% 05/01/16	5.000% quarterly	06/20/14	17.575	6,600	(1,544)	433
Dynegy Holdings, Inc., 8.375% 05/01/16	5.000% quarterly	09/20/13	17.062	6,500	(1,168)	630
Dynegy Holdings, Inc., 8.375% 05/01/16	5.000% quarterly	09/20/13	17.062	6,500	(1,168)	581
Dynegy Holdings, Inc., 8.375% 05/01/16	5.000% quarterly	09/20/13	17.062	9,800	(1,762)	889
Dynegy Holdings, Inc., 8.375% 05/01/16	5.000% quarterly	06/20/13	16.927	4,700	(753)	125
Dynegy Holdings, Inc., 8.375% 05/01/16	5.000% quarterly	06/20/13	16.927	5,000	(802)	134
Dynegy Holdings, Inc., 8.375% 05/01/16	5.000% quarterly	06/20/13	16.927	6,750	(1,082)	302
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	03/20/12	10.812	2,000	(42)	199
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	12/20/11	10.811	3,250	(24)	149

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	75

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/11 [3]	NOTIONAL AMOUNT [4]		VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	06/20/14	28.192%		4,900	(2,028)	931
Level 3 Communications, Inc., 3.500% 06/15/12	5.000% quarterly	03/20/14	6.194		3,350	(60)	46
Liz Claiborne, Inc., 5.000% 07/08/13	5.000% quarterly	03/20/14	7.771		8,000	(410)	32
McClatchy Co. (The), 5.750% 09/01/17	5.000% quarterly	06/20/14	12.454		3,350	(550)	26
McClatchy Co. (The), 5.750% 09/01/17	5.000% quarterly	06/20/14	12.454		12,950	(2,127)	101
McClatchy Co. (The), 5.750% 09/01/17	5.000% quarterly	06/20/14	12.454		13,250	(2,176)	99
Realogy Corp., 10.500% 04/15/14	5.000% quarterly	06/20/14	11.198		6,950	(907)	121
Realogy Corp., 10.500% 04/15/14	5.000% quarterly	06/20/13	10.705		3,150	(253)	(34)
Realogy Corp., 10.500% 04/15/14	5.000% quarterly	06/20/13	10.705		3,200	(257)	(7)
Realogy Corp., 10.500% 04/15/14	5.000% quarterly	06/20/13	10.705		5,400	(434)	(4)
Realogy Corp., 10.500% 04/15/14	5.000% quarterly	06/20/13	10.705		6,500	(522)	(56)
Realogy Corp., 10.500% 04/15/14	5.000% quarterly	06/20/13	10.705		6,500	(522)	(42)
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	09/20/12	26.742		6,050	(1,131)	375
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	06/20/12	26.817		1,950	(286)	70
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	12/20/11	26.958		3,300	(179)	183
Barclays Bank plc:
Block Financial LLC, 5.125% 10/30/14	5.000% quarterly	09/20/16	4.502		60,850	1,927	(2,684)
Clear Channel Communications, Inc., 6.875% 06/15/18	5.000% quarterly	09/20/14	16.638		6,700	(1,842)	416
Clear Channel Communications, Inc., 6.875% 06/15/18	5.000% quarterly	03/20/14	14.781		6,900	(1,396)	363
Clear Channel Communications, Inc., 6.875% 06/15/18	5.000% quarterly	06/20/13	11.368		6,950	(658)	892
Clear Channel Communications, Inc., 6.875% 06/15/18	5.000% quarterly	06/20/13	11.368		10,450	(990)	1,210
ConAgra Foods, Inc., 7.000% 10/01/28	1.000% quarterly	09/20/16	1.082		32,450	(64)	120
Dixons Retail plc, 8.750% 08/03/15	5.000% quarterly	06/20/13	10.316	EUR	12,900	(1,382)	990
Dixons Retail plc, 8.750% 08/03/15	5.000% quarterly	06/20/13	10.316	EUR	25,900	(2,775)	2,017
Dixons Retail plc, 8.750% 08/03/15	5.000% quarterly	06/20/12	8.074	EUR	3,250	(64)	125
Dixons Retail plc, 8.750% 08/03/15	5.000% quarterly	06/20/12	8.074	EUR	6,000	(118)	231
Dynegy Holdings, Inc., 8.375% 05/01/16	5.000% quarterly	06/20/14	17.575		3,250	(760)	211
Dynegy Holdings, Inc., 8.375% 05/01/16	5.000% quarterly	09/20/13	17.062		6,500	(1,168)	215
Dynegy Holdings, Inc., 8.375% 05/01/16	5.000% quarterly	09/20/13	17.062		7,550	(1,357)	482
Dynegy Holdings, Inc., 8.375% 05/01/16	5.000% quarterly	06/20/13	16.927		3,200	(513)	184
Dynegy Holdings, Inc., 8.375% 05/01/16	5.000% quarterly	12/20/11	17.732		3,175	(87)	172
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	06/20/14	16.730		3,350	(795)	264
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	03/20/14	16.515		3,400	(742)	198
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	03/20/14	16.515		5,000	(1,090)	438
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	03/20/14	16.515		6,700	(1,461)	533
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	03/20/14	16.515		6,800	(1,483)	425
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	06/20/13	15.501		3,200	(483)	284
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	06/20/13	15.501		3,200	(483)	298
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	06/20/13	15.501		3,200	(483)	360
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	09/20/12	12.955		3,150	(213)	336
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	09/20/12	12.955		3,200	(217)	529
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	09/20/12	12.955		3,200	(217)	288
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	09/20/12	12.955		3,200	(217)	466
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	09/20/12	12.955		6,350	(430)	726
First Data Corp., 9.875% 09/24/15	5.000% quarterly	12/20/13	8.255		13,950	(806)	814
First Data Corp., 9.875% 09/24/15	5.000% quarterly	12/20/12	6.726		1,400	(16)	25
First Data Corp., 9.875% 09/24/15	5.000% quarterly	12/20/12	6.726		3,500	(40)	118
First Data Corp., 9.875% 09/24/15	5.000% quarterly	12/20/12	6.726		6,850	(79)	(20)
First Data Corp., 9.875% 09/24/15	5.000% quarterly	12/20/12	6.726		6,850	(79)	(29)
Freeport-McMoRan Copper & Gold, Inc., 8.375% 04/01/17	1.000% quarterly	09/20/16	1.571		15,750	(399)	150
Harrah’s Operating Co., Inc., 5.625% 06/01/15	5.000% quarterly	03/20/13	12.215		13,350	(1,202)	109

SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	06/20/14	28.192%	3,150	(1,304)	816
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	06/20/14	28.192	6,350	(2,628)	971
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	06/20/14	28.192	6,400	(2,649)	918
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	06/20/14	28.192	6,400	(2,649)	916
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	03/20/14	28.010	750	(292)	77
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	03/20/14	28.011	10,000	(3,890)	440
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	06/20/13	27.022	3,150	(932)	485
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	06/20/13	27.022	10,050	(2,975)	362
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	06/20/13	27.022	13,350	(3,951)	261
Level 3 Communications, Inc., 9.000% 10/15/13	5.000% quarterly	03/20/14	6.194	3,450	(62)	204
Levi Strauss & Co., 8.875% 04/01/16	5.000% quarterly	06/20/16	6.388	3,400	(152)	(30)
MBIA Insurance Corp., 0.000% 10/06/10*	5.000% quarterly	12/20/12	21.496	750	(129)	255
MBIA Insurance Corp., 0.000% 10/06/10*	5.000% quarterly	09/20/12	21.264	3,200	(449)	454
Realogy Corp., 10.500% 04/15/14	5.000% quarterly	12/20/12	10.479	1,400	(77)	92
Rite Aid Corp., 7.700% 02/15/27	5.000% quarterly	12/20/13	8.405	3,450	(205)	182
Rite Aid Corp., 7.700% 02/15/27	5.000% quarterly	09/20/12	7.355	3,500	(48)	62
Safeway, Inc., 7.250% 02/01/31	1.000% quarterly	09/20/16	1.336	16,300	(231)	128
Standard Pacific Corp., 10.750% 09/15/16	5.000% quarterly	09/20/16	7.647	3,350	(315)	(25)
Standard Pacific Corp., 10.750% 09/15/16	5.000% quarterly	09/20/16	7.647	32,300	(3,033)	(448)
SUPERVALU, Inc., 8.000% 05/01/16	5.000% quarterly	09/20/14	6.972	5,450	(234)	233
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	06/20/12	26.817	3,150	(461)	200
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	12/20/11	26.958	6,700	(365)	647
BNP Paribas:
Boyd Gaming Corp., 6.750% 04/15/14	5.000% quarterly	06/20/14	10.668	3,100	(380)	78
Dynegy Holdings, Inc., 8.375% 05/01/16	5.000% quarterly	09/20/13	17.062	3,150	(566)	430
Level 3 Communications, Inc., 9.000% 10/15/13	5.000% quarterly	03/20/14	6.194	6,900	(124)	293
Level 3 Communications, Inc., 9.000% 10/15/13	5.000% quarterly	03/20/14	6.194	6,900	(124)	420
Levi Strauss & Co., 8.875% 04/01/16	5.000% quarterly	06/20/16	6.388	2,750	(123)	(54)
Liz Claiborne, Inc., 5.000% 07/08/13	5.000% quarterly	09/20/13	7.799	6,350	(263)	163
Liz Claiborne, Inc., 5.000% 07/08/13	5.000% quarterly	09/20/13	7.800	6,900	(287)	219
R.R. Donnelley & Sons Co., 4.950% 04/01/14	1.000% quarterly	09/20/16	5.796	6,500	(1,270)	741
Safeway, Inc., 7.250% 02/01/31	1.000% quarterly	09/20/16	1.336	16,100	(228)	169
SUPERVALU, Inc., 8.000% 05/01/16	5.000% quarterly	09/20/16	8.054	6,600	(717)	813
SUPERVALU, Inc., 8.000% 05/01/16	5.000% quarterly	03/20/16	7.855	3,300	(309)	314
SUPERVALU, Inc., 8.000% 05/01/16	5.000% quarterly	03/20/16	7.855	5,350	(500)	494
SUPERVALU, Inc., 8.000% 05/01/16	5.000% quarterly	03/20/16	7.855	6,850	(641)	547
SUPERVALU, Inc., 8.000% 05/01/16	5.000% quarterly	03/20/16	7.855	6,850	(641)	569
SUPERVALU, Inc., 8.000% 05/01/16	5.000% quarterly	12/20/15	7.737	3,450	(294)	229
SUPERVALU, Inc., 8.000% 05/01/16	5.000% quarterly	12/20/15	7.737	3,450	(294)	237
SUPERVALU, Inc., 8.000% 05/01/16	5.000% quarterly	12/20/15	7.737	3,450	(294)	237
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	09/20/12	26.742	3,150	(589)	195
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	06/20/12	26.817	3,250	(476)	117
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	06/20/12	26.817	3,250	(476)	84
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	12/20/11	26.958	6,600	(358)	383
Citibank, N.A.:
Block Financial LLC, 5.125% 10/30/14	5.000% quarterly	03/20/13	3.050	6,750	267	(45)
Block Financial LLC, 5.125% 10/30/14	5.000% quarterly	12/20/12	2.883	6,850	256	33
Clear Channel Communications, Inc., 6.875% 06/15/18	5.000% quarterly	03/20/14	14.781	1,800	(364)	43

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	77

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/11 [3]	NOTIONAL AMOUNT [4]		VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Clear Channel Communications, Inc., 6.875% 06/15/18	5.000% quarterly	03/20/14	14.781%		6,700	(1,356)	160
Clear Channel Communications, Inc., 6.875% 06/15/18	5.000% quarterly	03/20/14	14.781		6,900	(1,396)	361
Clear Channel Communications, Inc., 6.875% 06/15/18	5.000% quarterly	03/20/14	14.781		10,200	(2,064)	232
Clear Channel Communications, Inc., 6.875% 06/15/18	5.000% quarterly	03/20/14	14.781		13,350	(2,701)	336
Clorox Co. (The), 3.550% 11/01/15	1.000% quarterly	09/20/16	1.478		6,400	(134)	(6)
Dixons Retail plc, 8.750% 08/03/15	5.000% quarterly	06/20/12	8.074	EUR	3,250	(64)	125
Dynegy Holdings, Inc., 8.375% 05/01/16	5.000% quarterly	09/20/13	17.062		3,150	(566)	336
Dynegy Holdings, Inc., 8.375% 05/01/16	5.000% quarterly	09/20/13	17.062		6,350	(1,142)	631
Dynegy Holdings, Inc., 8.375% 05/01/16	5.000% quarterly	09/20/12	16.130		3,150	(292)	236
Dynegy Holdings, Inc., 8.375% 05/01/16	5.000% quarterly	09/20/12	16.130		3,150	(292)	195
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	03/20/15	16.744		1,900	(527)	196
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	06/20/14	16.730		6,450	(1,531)	868
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	12/20/13	16.256		6,700	(1,323)	215
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	12/20/13	16.256		6,950	(1,372)	323
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	06/20/13	15.501		3,200	(483)	324
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	06/20/13	15.501		3,250	(491)	300
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	06/20/13	15.501		3,250	(491)	314
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	09/20/12	12.955		3,200	(217)	498
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	09/20/12	12.955		3,225	(218)	539
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	09/20/12	12.955		6,350	(430)	462
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	12/20/11	10.811		3,200	(23)	186
First Data Corp., 9.875% 09/24/15	5.000% quarterly	12/20/12	6.726		3,500	(40)	118
Harrah’s Operating Co., Inc., 5.625% 06/01/15	5.000% quarterly	03/20/13	12.215		3,150	(283)	36
Harrah’s Operating Co., Inc., 5.625% 06/01/15	5.000% quarterly	03/20/13	12.215		3,150	(283)	44
Harrah’s Operating Co., Inc., 5.625% 06/01/15	5.000% quarterly	03/20/13	12.215		3,150	(283)	80
Harrah’s Operating Co., Inc., 5.625% 06/01/15	5.000% quarterly	03/20/13	12.215		13,350	(1,202)	54
Harrah’s Operating Co., Inc., 5.625% 06/01/15	5.000% quarterly	12/20/12	11.935		6,850	(497)	188
Liz Claiborne, Inc., 5.000% 07/08/13	5.000% quarterly	06/20/14	7.761		6,300	(353)	263
Liz Claiborne, Inc., 5.000% 07/08/13	5.000% quarterly	06/20/14	7.761		6,400	(359)	268
Liz Claiborne, Inc., 5.000% 07/08/13	5.000% quarterly	09/20/13	7.799		3,150	(131)	115
Liz Claiborne, Inc., 5.000% 07/08/13	5.000% quarterly	09/20/13	7.799		6,350	(263)	234
Liz Claiborne, Inc., 5.000% 07/08/13	5.000% quarterly	03/20/13	7.598		6,450	(176)	(44)
Liz Claiborne, Inc., 5.000% 07/08/13	5.000% quarterly	03/20/13	7.598		6,900	(189)	143
Liz Claiborne, Inc., 5.000% 07/08/13	5.000% quarterly	03/20/13	7.598		6,900	(189)	141
McClatchy Co. (The), 5.750% 09/01/17	5.000% quarterly	03/20/15	13.701		3,450	(791)	163
McClatchy Co. (The), 5.750% 09/01/17	5.000% quarterly	03/20/15	13.701		3,450	(791)	162
McClatchy Co. (The), 5.750% 09/01/17	5.000% quarterly	03/20/15	13.701		6,900	(1,581)	242
McClatchy Co. (The), 5.750% 09/01/17	5.000% quarterly	03/20/15	13.701		10,250	(2,349)	383
McClatchy Co. (The), 5.750% 09/01/17	5.000% quarterly	06/20/14	12.454		3,200	(526)	127
Realogy Corp., 10.500% 04/15/14	5.000% quarterly	06/20/14	11.198		6,400	(835)	301
Realogy Corp., 10.500% 04/15/14	5.000% quarterly	12/20/13	10.949		6,850	(723)	841
Realogy Corp., 10.500% 04/15/14	5.000% quarterly	06/20/13	10.705		2,650	(213)	(6)
Realogy Corp., 10.500% 04/15/14	5.000% quarterly	12/20/12	10.479		6,850	(379)	356
Realogy Corp., 10.500% 04/15/14	5.000% quarterly	12/20/12	10.479		6,850	(379)	417
Realogy Corp., 10.500% 04/15/14	5.000% quarterly	12/20/12	10.479		6,900	(382)	401
Rite Aid Corp., 7.700% 02/15/27	5.000% quarterly	12/20/13	8.405		6,850	(407)	362
SUPERVALU, Inc., 7.500% 05/15/12	5.000% quarterly	12/20/15	7.737		6,950	(593)	328
Credit Suisse International:
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	09/20/13	15.928		3,050	(534)	513
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	09/20/12	12.955		3,200	(217)	280
Harrah’s Operating Co., Inc., 5.625% 06/01/15	5.000% quarterly	12/20/12	11.935		3,450	(250)	99
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	03/20/13	26.362		3,500	(898)	216
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	03/20/13	26.362		7,000	(1,796)	431
MBIA Insurance Corp., 0.000% 10/06/10*	5.000% quarterly	12/20/12	21.496		3,450	(591)	1,173

SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
MBIA Insurance Corp., 0.000% 10/06/10*	5.000% quarterly	09/20/12	20.680%	7,200	(975)	3,620
Rite Aid Corp., 7.700% 02/15/27	5.000% quarterly	03/20/14	8.636	3,250	(230)	119
SUPERVALU, Inc., 8.000% 05/01/16	5.000% quarterly	03/20/16	7.855	2,000	(187)	206
SUPERVALU, Inc., 8.000% 05/01/16	5.000% quarterly	03/20/16	7.855	6,700	(627)	567
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	09/20/12	26.742	3,150	(589)	195
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	09/20/12	26.742	6,450	(1,206)	546
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	06/20/12	26.817	3,200	(469)	159
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	03/20/12	26.960	7,700	(789)	570
Deutsche Bank AG, New York:
Amkor Technology, Inc., 9.250% 06/01/16	5.000% quarterly	09/20/16	6.355	6,450	(294)	(145)
Block Financial LLC, 5.125% 10/30/14	5.000% quarterly	09/20/16	4.502	9,600	304	(415)
Block Financial LLC, 5.125% 10/30/14	5.000% quarterly	03/20/13	3.050	6,900	273	(51)
Boyd Gaming Corp., 6.750% 04/15/14	5.000% quarterly	06/20/14	10.668	5,900	(723)	79
Boyd Gaming Corp., 6.750% 04/15/14	5.000% quarterly	06/20/14	10.668	19,400	(2,379)	78
Boyd Gaming Corp., 6.750% 04/15/14	5.000% quarterly	06/20/14	10.668	22,500	(2,759)	136
Boyd Gaming Corp., 6.750% 04/15/14	5.000% quarterly	06/20/14	10.668	32,050	(3,930)	108
Boyd Gaming Corp., 6.750% 04/15/14	5.000% quarterly	06/20/14	10.668	32,300	(3,961)	67
Clear Channel Communications, Inc., 6.875% 06/15/18	5.000% quarterly	09/20/14	16.638	6,550	(1,801)	281
Clear Channel Communications, Inc., 6.875% 06/15/18	5.000% quarterly	09/20/13	11.821	12,800	(1,475)	537
Dynegy Holdings, Inc., 8.375% 05/01/16	5.000% quarterly	06/20/14	17.575	6,450	(1,508)	429
Dynegy Holdings, Inc., 8.375% 05/01/16	5.000% quarterly	06/20/13	16.927	3,300	(529)	156
Dynegy Holdings, Inc., 8.375% 05/01/16	5.000% quarterly	06/20/13	16.927	3,300	(529)	163
Dynegy Holdings, Inc., 8.375% 05/01/16	5.000% quarterly	06/20/13	16.927	6,350	(1,018)	249
Dynegy Holdings, Inc., 8.375% 05/01/16	5.000% quarterly	06/20/13	16.927	12,850	(2,060)	380
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	06/20/14	16.730	6,400	(1,519)	870
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	06/20/14	16.730	9,650	(2,291)	1,642
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	06/20/14	16.730	11,015	(2,615)	1,534
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	06/20/14	16.730	12,800	(3,039)	1,707
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	03/20/14	16.515	1,500	(327)	135
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	03/20/14	16.515	3,300	(720)	318
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	03/20/14	16.515	3,300	(720)	317
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	03/20/14	16.515	5,000	(1,090)	444
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	03/20/14	16.515	5,000	(1,090)	514
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	03/20/14	16.515	6,800	(1,483)	473
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	03/20/14	16.515	6,850	(1,494)	409
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	03/20/14	16.515	6,850	(1,494)	478
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	03/20/14	16.515	13,700	(2,988)	546
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	06/20/13	15.501	3,150	(476)	311
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	06/20/13	15.501	3,150	(476)	340
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	06/20/13	15.501	3,200	(483)	300
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	06/20/13	15.501	6,400	(966)	536
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	06/20/13	15.501	6,400	(966)	534
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	06/20/13	15.501	6,450	(974)	539
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	09/20/12	12.955	3,200	(217)	576
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	09/20/12	12.955	6,350	(430)	577
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	09/20/12	12.955	6,350	(430)	525
Energy Future Holdings Corp., 5.550% 11/15/14	5.000% quarterly	12/20/11	20.616	26,250	(944)	321
Georgia-Pacific LLC, 7.750% 11/15/29	1.000% quarterly	09/20/16	1.823	16,150	(599)	404
Harrah’s Operating Co., Inc., 5.625% 06/01/15	5.000% quarterly	03/20/13	12.215	6,700	(603)	44
Harrah’s Operating Co., Inc., 5.625% 06/01/15	5.000% quarterly	03/20/13	12.215	6,700	(603)	91

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	79

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Harrah’s Operating Co., Inc., 5.625% 06/01/15	5.000% quarterly	03/20/13	12.215%	6,700	(603)	88
Harrah’s Operating Co., Inc., 5.625% 06/01/15	5.000% quarterly	03/20/13	12.215	6,750	(608)	86
Harrah’s Operating Co., Inc., 5.625% 06/01/15	5.000% quarterly	03/20/13	12.215	6,750	(607)	149
Harrah’s Operating Co., Inc., 5.625% 06/01/15	5.000% quarterly	03/20/13	12.215	13,400	(1,206)	242
Harrah’s Operating Co., Inc., 5.625% 06/01/15	5.000% quarterly	03/20/13	12.215	16,700	(1,503)	128
Harrah’s Operating Co., Inc., 5.625% 06/01/15	5.000% quarterly	03/20/13	12.215	16,700	(1,503)	230
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	06/20/14	28.192	3,250	(1,345)	610
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	06/20/14	28.192	3,300	(1,366)	675
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	06/20/14	28.192	6,400	(2,649)	1,169
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	03/20/14	28.011	10,000	(3,890)	442
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	03/20/14	28.011	14,650	(5,699)	846
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	03/20/14	28.011	26,750	(10,406)	1,378
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	09/20/13	27.511	3,150	(1,044)	595
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	09/20/13	27.511	3,150	(1,044)	599
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	09/20/13	27.511	3,150	(1,044)	562
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	06/20/13	27.022	3,150	(932)	415
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	06/20/13	27.022	3,150	(932)	444
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	06/20/13	27.022	3,150	(932)	516
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	06/20/13	27.022	3,150	(932)	514
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	06/20/13	27.022	3,200	(947)	468
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	06/20/13	27.022	3,250	(962)	397
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	06/20/13	27.022	3,300	(977)	306
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	06/20/13	27.022	6,400	(1,894)	1,049
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	06/20/13	27.022	6,700	(1,983)	263
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	06/20/13	27.022	9,650	(2,856)	1,330
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	12/20/11	22.060	3,950	(159)	200
Liz Claiborne, Inc., 5.000% 07/08/13	5.000% quarterly	06/20/14	7.761	6,100	(342)	191
Liz Claiborne, Inc., 5.000% 07/08/13	5.000% quarterly	03/20/14	7.771	6,850	(352)	248
Liz Claiborne, Inc., 5.000% 07/08/13	5.000% quarterly	09/20/13	7.799	6,350	(264)	342
Liz Claiborne, Inc., 5.000% 07/08/13	5.000% quarterly	09/20/13	7.799	6,450	(268)	359
Liz Claiborne, Inc., 5.000% 07/08/13	5.000% quarterly	06/20/13	7.713	16,000	(552)	(36)
Liz Claiborne, Inc., 5.000% 07/08/13	5.000% quarterly	03/20/13	7.598	6,900	(189)	141
Liz Claiborne, Inc., 5.000% 07/08/13	5.000% quarterly	03/20/13	7.598	17,300	(473)	358
MBIA Insurance Corp., 0.000% 10/06/10*	5.000% quarterly	12/20/12	21.496	3,450	(591)	1,173
MBIA Insurance Corp., 0.000% 10/06/10*	5.000% quarterly	12/20/12	21.496	6,850	(1,174)	2,301
MBIA Insurance Corp., 0.000% 10/06/10*	5.000% quarterly	09/20/12	21.264	3,200	(449)	455
MBIA Insurance Corp., 0.000% 10/06/10*	5.000% quarterly	09/20/12	20.680	7,130	(966)	3,435
McClatchy Co. (The), 5.750% 09/01/17	5.000% quarterly	03/20/15	13.701	6,900	(1,581)	327
McClatchy Co. (The), 5.750% 09/01/17	5.000% quarterly	03/20/15	13.701	6,950	(1,593)	361
McClatchy Co. (The), 5.750% 09/01/17	5.000% quarterly	12/20/13	11.503	6,900	(835)	366
McClatchy Co. (The), 5.750% 09/01/17	5.000% quarterly	12/20/13	11.503	6,950	(841)	423
McClatchy Co. (The), 5.750% 09/01/17	5.000% quarterly	12/20/12	9.076	3,500	(142)	66
McClatchy Co. (The), 5.750% 09/01/17	5.000% quarterly	12/20/12	9.076	6,950	(281)	138
Mediacom LLC, 9.125% 08/15/19	5.000% quarterly	03/20/16	6.433	10,000	(444)	339
Realogy Corp., 10.500% 04/15/14	5.000% quarterly	09/20/14	11.292	6,400	(909)	322
Realogy Corp., 10.500% 04/15/14	5.000% quarterly	06/20/14	11.198	3,200	(417)	108
Realogy Corp., 10.500% 04/15/14	5.000% quarterly	06/20/14	11.198	12,900	(1,683)	426
Realogy Corp., 10.500% 04/15/14	5.000% quarterly	12/20/13	10.949	12,750	(1,346)	439
Realogy Corp., 10.500% 04/15/14	5.000% quarterly	06/20/13	10.705	3,200	(257)	(20)
Realogy Corp., 10.500% 04/15/14	5.000% quarterly	12/20/12	10.479	6,950	(385)	462
Rite Aid Corp., 7.700% 02/15/27	5.000% quarterly	03/20/14	8.636	3,200	(226)	169
Rite Aid Corp., 7.700% 02/15/27	5.000% quarterly	03/20/14	8.636	44,550	(3,156)	2,722
Rite Aid Corp., 7.700% 02/15/27	5.000% quarterly	12/20/13	8.405	6,950	(413)	563
Rite Aid Corp., 7.700% 02/15/27	5.000% quarterly	12/20/13	8.405	10,350	(616)	469

SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Rite Aid Corp., 7.700% 02/15/27	5.000% quarterly	12/20/13	8.405%	13,550	(805)	740
Rite Aid Corp., 7.700% 02/15/27	5.000% quarterly	12/20/13	8.405	13,700	(814)	723
Rite Aid Corp., 7.700% 02/15/27	5.000% quarterly	12/20/13	8.405	17,300	(1,030)	906
Rite Aid Corp., 7.700% 02/15/27	5.000% quarterly	06/20/13	8.001	3,250	(128)	35
Rite Aid Corp., 7.700% 02/15/27	5.000% quarterly	06/20/13	8.001	3,300	(130)	35
SUPERVALU, Inc., 8.000% 05/01/16	5.000% quarterly	06/20/16	7.960	3,050	(309)	291
SUPERVALU, Inc., 7.500% 05/15/12	5.000% quarterly	12/20/15	7.737	6,950	(593)	328
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	09/20/12	26.742	3,200	(598)	303
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	09/20/12	26.742	6,400	(1,197)	396
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	09/20/12	26.742	6,400	(1,197)	473
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	09/20/12	26.742	6,450	(1,206)	490
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	06/20/12	26.817	3,200	(469)	64
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	06/20/12	26.817	3,250	(476)	190
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	06/20/12	26.817	5,750	(842)	312
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	06/20/12	26.817	12,800	(1,875)	213
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	03/20/12	26.960	5,000	(513)	183
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	12/20/11	26.958	3,250	(176)	172
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	12/20/11	26.958	6,600	(358)	335
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	12/20/11	26.958	15,250	(828)	330
Morgan Stanley Capital Services:
Block Financial LLC, 5.125% 10/30/14	5.000% quarterly	09/20/16	4.502	6,350	201	(152)
Boyd Gaming Corp., 6.750% 04/15/14	5.000% quarterly	06/20/14	10.668	13,350	(1,637)	197
Caesars Entertainment Operating Co., Inc., 5.375% 12/15/13	5.000% quarterly	03/20/13	12.215	6,550	(589)	121
Clear Channel Communications, Inc., 6.875% 06/15/18	5.000% quarterly	09/20/14	16.638	6,550	(1,801)	250
Clear Channel Communications, Inc., 6.875% 06/15/18	5.000% quarterly	09/20/14	16.638	6,550	(1,801)	273
Clear Channel Communications, Inc., 6.875% 06/15/18	5.000% quarterly	09/20/14	16.638	10,900	(2,997)	416
Clear Channel Communications, Inc., 6.875% 06/15/18	5.000% quarterly	06/20/14	15.810	13,350	(3,209)	564
Clear Channel Communications, Inc., 6.875% 06/15/18	5.000% quarterly	03/20/14	14.781	6,900	(1,396)	396
Clear Channel Communications, Inc., 6.875% 06/15/18	5.000% quarterly	06/20/13	11.368	2,900	(275)	23
Clorox Co. (The), 3.550% 11/01/15	1.000% quarterly	09/20/16	1.478	3,200	(67)	2
Dynegy Holdings, Inc., 8.375% 05/01/16	5.000% quarterly	09/20/13	17.062	3,150	(566)	399
Dynegy Holdings, Inc., 8.375% 05/01/16	5.000% quarterly	06/20/13	16.927	2,550	(409)	71
Dynegy Holdings, Inc., 8.375% 05/01/16	5.000% quarterly	06/20/13	16.927	6,350	(1,018)	185
Dynegy Holdings, Inc., 8.375% 05/01/16	5.000% quarterly	06/20/13	16.927	6,700	(1,074)	331
Dynegy Holdings, Inc., 8.375% 05/01/16	5.000% quarterly	06/20/13	16.927	12,000	(1,924)	292
Dynegy Holdings, Inc., 8.375% 05/01/16	5.000% quarterly	12/20/11	17.732	3,850	(105)	217
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	06/20/14	16.730	3,250	(772)	429
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	06/20/14	16.730	3,250	(772)	437
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	03/20/14	16.515	2,050	(447)	120
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	03/20/14	16.515	3,250	(709)	320
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	03/20/14	16.515	3,450	(752)	218

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	81

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	03/20/14	16.515%	4,750	(1,036)	245
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	03/20/14	16.515	6,850	(1,494)	409
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	12/20/13	16.256	10,300	(2,034)	433
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	09/20/13	15.928	1,300	(228)	212
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	12/20/12	14.142	3,200	(312)	336
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	12/20/12	14.142	6,350	(619)	668
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	09/20/12	12.955	3,150	(213)	345
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	09/20/12	12.955	3,200	(217)	528
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	09/20/12	12.955	3,200	(217)	451
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	09/20/12	12.955	3,200	(217)	514
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	09/20/12	12.955	4,500	(305)	525
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	12/20/11	10.811	3,200	(23)	131
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	12/20/11	10.811	3,200	(23)	179
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	12/20/11	10.811	3,200	(23)	178
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	12/20/11	10.811	3,200	(23)	194
Harrah’s Operating Co., Inc., 5.625% 06/01/15	5.000% quarterly	03/20/13	12.215	3,350	(302)	44
Harrah’s Operating Co., Inc., 5.625% 06/01/15	5.000% quarterly	03/20/13	12.215	3,350	(302)	60
Harrah’s Operating Co., Inc., 5.625% 06/01/15	5.000% quarterly	03/20/13	12.215	6,700	(603)	60
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	03/20/13	26.362	3,350	(860)	206
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	09/20/12	24.065	3,150	(521)	179
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	12/20/11	22.060	3,100	(125)	146
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	12/20/11	22.060	3,225	(130)	205
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	12/20/11	22.060	5,200	(209)	254
McClatchy Co. (The), 5.750% 09/01/17	5.000% quarterly	06/20/14	12.454	3,200	(526)	119
McClatchy Co. (The), 5.750% 09/01/17	5.000% quarterly	06/20/14	12.454	4,100	(673)	190
McClatchy Co. (The), 5.750% 09/01/17	5.000% quarterly	06/20/14	12.454	13,150	(2,160)	44
McClatchy Co. (The), 5.750% 09/01/17	5.000% quarterly	12/20/13	11.503	10,400	(1,258)	529
McClatchy Co. (The), 5.750% 09/01/17	5.000% quarterly	12/20/12	9.076	3,450	(140)	16
McClatchy Co. (The), 5.750% 09/01/17	5.000% quarterly	12/20/12	9.076	3,450	(140)	2
Realogy Corp., 10.500% 04/15/14	5.000% quarterly	12/20/13	10.949	6,850	(723)	889
Realogy Corp., 10.500% 04/15/14	5.000% quarterly	12/20/12	10.479	6,850	(379)	340
Safeway, Inc., 7.250% 02/01/31	1.000% quarterly	09/20/16	1.336	16,100	(228)	165
Safeway, Inc., 7.250% 02/01/31	1.000% quarterly	09/20/16	1.336	16,100	(228)	192
SUPERVALU, Inc., 8.000% 05/01/16	5.000% quarterly	03/20/16	7.855	3,200	(299)	284
SUPERVALU, Inc., 8.000% 05/01/16	5.000% quarterly	03/20/16	7.855	6,900	(645)	570
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	06/20/12	26.817	6,550	(959)	115
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	03/20/12	26.960	12,800	(1,312)	212
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	03/20/12	26.960	13,350	(1,370)	1,936
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	12/20/11	26.958	9,000	(488)	370
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	09/20/11	26.960	10,000	(21)	882
Royal Bank of Scotland:
Caesars Entertainment Operating Co., Inc., 5.375% 12/15/13	5.000% quarterly	03/20/13	12.215	10,100	(909)	156
Clear Channel Communications, Inc., 6.875% 06/15/18	5.000% quarterly	06/20/13	11.368	9,700	(919)	(105)
Dynegy Holdings, Inc., 8.375% 05/01/16	5.000% quarterly	09/20/13	17.062	8,350	(1,501)	1,265
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	03/20/14	16.515	3,150	(687)	265
Harrah’s Operating Co., Inc., 5.625% 06/01/15	5.000% quarterly	03/20/13	12.215	3,300	(297)	81
Harrah’s Operating Co., Inc., 5.625% 06/01/15	5.000% quarterly	03/20/13	12.215	6,150	(553)	63
Harrah’s Operating Co., Inc., 5.625% 06/01/15	5.000% quarterly	03/20/13	12.215	6,700	(603)	43

SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	09/20/12	24.065%	3,250	(538)	587
Union Bank of Switzerland AG:
Block Financial LLC, 5.125% 10/30/14	5.000% quarterly	03/20/13	3.050	3,450	137	(18)
Clear Channel Communications, Inc., 6.875% 06/15/18	5.000% quarterly	09/20/14	16.639	6,900	(1,898)	659
Clear Channel Communications, Inc., 6.875% 06/15/18	5.000% quarterly	09/20/14	16.638	16,400	(4,509)	647
Clorox Co. (The), 3.550% 11/01/15	1.000% quarterly	09/20/16	1.478	19,500	(409)	55
Clorox Co. (The), 3.550% 11/01/15	1.000% quarterly	09/20/16	1.478	32,200	(675)	78
Cooper Tire & Rubber Co., 7.625% 03/15/27	5.000% quarterly	09/20/16	5.684	16,150	(298)	(990)
Dynegy Holdings, Inc., 8.375% 05/01/16	5.000% quarterly	09/20/13	17.062	3,150	(566)	368
Dynegy Holdings, Inc., 8.375% 05/01/16	5.000% quarterly	09/20/13	17.062	3,150	(566)	403
Dynegy Holdings, Inc., 8.375% 05/01/16	5.000% quarterly	09/20/13	17.062	3,150	(566)	403
Dynegy Holdings, Inc., 8.375% 05/01/16	5.000% quarterly	06/20/13	16.927	3,250	(521)	76
Dynegy Holdings, Inc., 8.375% 05/01/16	5.000% quarterly	06/20/13	16.927	4,850	(777)	129
Dynegy Holdings, Inc., 8.375% 05/01/16	5.000% quarterly	06/20/13	16.927	12,750	(2,044)	383
Dynegy Holdings, Inc., 8.375% 05/01/16	5.000% quarterly	12/20/11	17.732	3,175	(87)	171
Dynegy Holdings, Inc., 8.375% 05/01/16	5.000% quarterly	12/20/11	17.732	6,500	(178)	366
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	03/20/15	16.744	3,600	(998)	507
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	03/20/15	16.744	10,400	(2,884)	1,206
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	06/20/14	16.730	6,450	(1,531)	820
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	06/20/14	16.730	14,775	(3,508)	2,019
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	03/20/14	16.515	6,850	(1,494)	409
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	03/20/14	16.515	13,700	(2,988)	750
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	12/20/13	16.256	6,950	(1,372)	341
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	06/20/13	15.501	3,250	(491)	366
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	09/20/12	12.955	9,600	(650)	1,183
First Data Corp., 9.875% 09/24/15	5.000% quarterly	12/20/12	6.726	6,850	(79)	82
First Data Corp., 9.875% 09/24/15	5.000% quarterly	12/20/12	6.726	26,450	(305)	283
Freeport-McMoRan Copper & Gold, Inc., 8.375% 04/01/17	1.000% quarterly	09/20/16	1.571	32,350	(819)	324
Gannett Co., Inc., 6.375% 04/01/12*	5.000% quarterly	06/20/14	2.968	25,750	1,982	(2,722)
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	06/20/14	28.192	6,450	(2,669)	939
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	06/20/14	28.192	12,900	(5,339)	2,102
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	03/20/14	28.010	2,050	(797)	238
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	03/20/14	28.010	6,550	(2,547)	638
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	03/20/14	28.010	6,550	(2,547)	682
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	03/20/14	28.011	6,650	(2,587)	320
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	03/20/14	28.011	6,700	(2,606)	261
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	03/20/14	28.011	6,700	(2,606)	320
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	03/20/14	28.010	6,700	(2,605)	650
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	03/20/14	28.011	20,050	(7,799)	785
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	06/20/13	27.022	3,150	(932)	529
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	06/20/13	27.022	3,200	(947)	538
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	09/20/12	24.065	3,100	(513)	355
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	09/20/12	24.065	3,225	(534)	464
Lennar Corp., 6.500% 04/15/16*	5.000% quarterly	06/20/13	3.339	26,985	1,053	(1,948)
Level 3 Communications, Inc., 9.000% 10/15/13	5.000% quarterly	03/20/15	7.138	3,450	(192)	422
Level 3 Communications, Inc., 15.000% 01/15/13	5.000% quarterly	03/20/14	6.194	3,350	(60)	46
Level 3 Communications, Inc., 15.000% 01/15/13	5.000% quarterly	03/20/14	6.194	5,000	(90)	69
Level 3 Communications, Inc., 9.000% 10/15/13	5.000% quarterly	03/20/14	6.194	6,900	(124)	351
Level 3 Communications, Inc., 9.000% 10/15/13	5.000% quarterly	03/20/14	6.194	6,900	(124)	383
Level 3 Communications, Inc., 9.000% 10/15/13	5.000% quarterly	06/20/13	5.174	3,510	25	869
Liz Claiborne, Inc., 5.000% 07/08/13	5.000% quarterly	03/20/14	7.771	34,050	(1,751)	880
Liz Claiborne, Inc., 5.000% 07/08/13	5.000% quarterly	03/20/13	7.598	17,300	(473)	353
Macy’s, Inc., 7.450% 07/15/17	1.000% quarterly	09/20/16	1.599	32,450	(863)	285
MBIA Insurance Corp., 0.000% 10/06/10*	5.000% quarterly	12/20/12	21.496	6,850	(1,174)	2,149

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	83

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
MBIA Insurance Corp., 0.000% 10/06/10*	5.000% quarterly	09/20/12	21.264%	8,850	(1,242)	1,255
McClatchy Co. (The), 5.750% 09/01/17	5.000% quarterly	06/20/14	12.454	3,225	(530)	116
McClatchy Co. (The), 5.750% 09/01/17	5.000% quarterly	06/20/14	12.454	9,850	(1,618)	256
McClatchy Co. (The), 5.750% 09/01/17	5.000% quarterly	06/20/14	12.454	13,050	(2,143)	98
McClatchy Co. (The), 5.750% 09/01/17	5.000% quarterly	06/20/14	12.454	18,350	(3,014)	97
McClatchy Co. (The), 5.750% 09/01/17	5.000% quarterly	12/20/12	9.076	2,050	(83)	41
Realogy Corp., 10.500% 04/15/14	5.000% quarterly	06/20/14	11.198	3,200	(417)	76
Realogy Corp., 10.500% 04/15/14	5.000% quarterly	06/20/14	11.198	3,250	(424)	128
Realogy Corp., 10.500% 04/15/14	5.000% quarterly	12/20/13	10.949	6,850	(723)	873
Realogy Corp., 10.500% 04/15/14	5.000% quarterly	06/20/13	10.705	3,250	(261)	(23)
Realogy Corp., 10.500% 04/15/14	5.000% quarterly	12/20/12	10.479	6,850	(379)	390
Realogy Corp., 10.500% 04/15/14	5.000% quarterly	12/20/11	10.103	6,950	(36)	280
Rite Aid Corp., 7.700% 02/15/27	5.000% quarterly	03/20/14	8.636	3,300	(234)	159
Rite Aid Corp., 7.700% 02/15/27	5.000% quarterly	03/20/14	8.636	6,450	(456)	315
Rite Aid Corp., 7.700% 02/15/27	5.000% quarterly	12/20/13	8.405	3,450	(206)	146
Rite Aid Corp., 7.700% 02/15/27	5.000% quarterly	12/20/13	8.405	6,850	(407)	374
Rite Aid Corp., 7.700% 02/15/27	5.000% quarterly	06/20/13	8.001	3,350	(132)	24
SUPERVALU, Inc., 8.000% 05/01/16	5.000% quarterly	03/20/16	7.855	6,700	(627)	682
SUPERVALU, Inc., 8.000% 05/01/16	5.000% quarterly	03/20/16	7.855	10,350	(968)	805
SUPERVALU, Inc., 8.000% 05/01/16	5.000% quarterly	12/20/15	7.737	6,850	(584)	421
SUPERVALU, Inc., 8.000% 05/01/16	5.000% quarterly	12/20/15	7.737	6,950	(593)	260
SUPERVALU, Inc., 8.000% 05/01/16	5.000% quarterly	12/20/15	7.737	6,950	(593)	353
SUPERVALU, Inc., 7.500% 05/15/12	5.000% quarterly	12/20/15	7.737	6,950	(593)	328
SUPERVALU, Inc., 8.000% 05/01/16	5.000% quarterly	12/20/15	7.737	17,150	(1,463)	915
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	06/20/12	26.817	3,250	(476)	117
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	06/20/12	26.817	6,650	(974)	761
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	03/20/12	26.960	6,700	(688)	637

					(390,074)	156,915

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Barclays Bank plc:
CMBX.NA.A.3.1	0.620% monthly	12/13/49	24.825%	14,100	(10,122)	9,830
Citibank, N.A.:
ABX.HE.PENAAA.07.2	0.760% monthly	01/25/38	41.243	9,200	(5,531)	12,396
ABX.HE.PENAAA.07.2	0.760% monthly	01/25/38	41.243	20,000	(12,022)	13,348
ABX.HE.PENAAA.07.2	0.760% monthly	01/25/38	41.243	20,000	(12,021)	12,991
CMBX.NA.A.2	0.250% monthly	03/15/49	18.981	14,500	(8,663)	6,814
CMBX.NA.AJ.4	0.960% monthly	02/17/51	11.793	17,400	(7,827)	5,628
Credit Suisse International:
CMBX.NA.AAA.4	0.350% monthly	02/17/51	2.494	4,960	(556)	1,166
Deutsche Bank AG, New York:
CMBX.NA.A.2.1	0.250% monthly	03/15/49	18.981	13,950	(8,335)	7,044
Morgan Stanley Capital Services:
CMBX.NA.A.2.1	0.250% monthly	03/15/49	18.981	13,950	(8,335)	7,044
CMBX.NA.A.3.1	0.620% monthly	12/13/49	24.825	7,050	(5,061)	4,932

SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Royal Bank of Scotland:
CMBX.NA.AAA.4	0.350% monthly	02/17/51	2.494%	6,500	(728)	1,250
CMBX.NA.AJ.4.1	0.960% monthly	02/17/51	11.793	10,500	(4,723)	5,336
Union Bank of Switzerland AG:
CDX.NA.IG.16	1.000% quarterly	06/20/16	1.152	66,850	(330)	(138)

					(84,254)	87,641

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay any upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[3]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[4]	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to make and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
*	The Fund has purchased credit default swaps with identical underlying reference obligations; net amounts received by the Fund from settlement of purchased protection may offset potential amounts paid at a credit event for protection sold.

Return Swaps

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES RATE (r)	FUND PAYS FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT	UNREALIZED APPRECIATION/ DEPRECIATION
Bank of America:
Markit IOS Index, 5% 30 year Fannie Mae Pools	1 month USD LIBOR and decreases in total return of index	5.000% and increases in total return of index	01/12/41	52,800	(180)
Citibank, N.A.:
Markit IOS Index, 5% 30 year Fannie Mae Pools	1 month USD LIBOR and decreases in total return of index	5.000% and increases in total return of index	01/12/41	49,000	(183)

					(363)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	85

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

Interest Rate Swaps
	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America	1.246% semi-annually	3 month LIBOR quarterly	09/01/16	29,950	20
Barclays Bank plc	1.835% semi-annually	3 month LIBOR quarterly	07/10/16	134,629	(4,269)
Barclays Bank plc	2.426% semi-annually	3 month LIBOR quarterly	08/30/21	16,300	(48)
Barclays Bank plc	3 month LIBOR quarterly	3.121% semi-annually	07/10/21	72,843	5,208
Deutsche Bank AG, New York	3 month LIBOR quarterly	4.045% semi-annually	08/09/41	87,414	13,859
Deutsche Bank AG, New York	1.975% semi-annually	3 month LIBOR quarterly	08/09/16	324,347	(11,852)
Deutsche Bank AG, New York	0.635% semi-annually	3 month LIBOR quarterly	07/18/13	8,340	(29)
Deutsche Bank AG, New York	1.253% semi-annually	3 month LIBOR quarterly	09/01/16	17,700	7

					2,896

SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — 5.3%
500	Bear Stearns Asset Backed Securities Trust, Series 2005-HE1, Class M2, VAR, 1.050%, 01/25/35 (m)	365
	Citigroup Mortgage Loan Trust, Inc.,
2,909	Series 2005-WF2, Class AF4, SUB, 4.964%, 08/25/35 (m)	2,638
304	Series 2007-AMC1, Class A2A, VAR, 0.268%, 12/25/36 (m)	238
	Countrywide Asset-Backed Certificates,
1,037	Series 2003-5, Class MF1, VAR, 5.413%, 01/25/34 (m)	637
10	Series 2004-1, Class 3A, VAR, 0.778%, 04/25/34 (m)	8
730	Series 2004-1, Class M1, VAR, 0.968%, 03/25/34 (m)	544
537	Series 2004-1, Class M2, VAR, 1.043%, 03/25/34 (m)	473
692	Series 2005-4, Class AF3, VAR, 4.456%, 10/25/35 (m)	671
	Countrywide Home Equity Loan Trust,
91	Series 2004-I, Class A, VAR, 0.497%, 02/15/34 (m)	65
108	Series 2004-K, Class 2A, VAR, 0.507%, 02/15/34 (m)	65
	Long Beach Mortgage Loan Trust,
1,120	Series 2004-1, Class M1, VAR, 0.968%, 02/25/34	852
750	Series 2004-1, Class M2, VAR, 1.043%, 02/25/34	660
740	New Century Home Equity Loan Trust, Series 2005-1, Class M1, VAR, 0.668%, 03/25/35	486
167	Option One Mortgage Loan Trust, Series 2003-1, Class A2, VAR, 1.058%, 02/25/33	131
800	Park Place Securities, Inc., Series 2005-WHQ3, Class M2, VAR, 0.668%, 06/25/35	548
1,317	PSE&G Transition Funding LLC, Series 2001-1, Class A6, 6.610%, 06/15/15	1,389
	Residential Asset Mortgage Products, Inc.,
1,610	Series 2005-EFC6, Class M1, VAR, 0.628%, 11/25/35	1,170
816	Series 2006-EFC1, Class A2, VAR, 0.418%, 02/25/36	736
377	Series 2006-RS1, Class AI2, VAR, 0.448%, 01/25/36	255
	Residential Asset Securities Corp.,
1,679	Series 2006-KS1, Class A4, VAR, 0.518%, 02/25/36	1,044

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

2,191	Series 2006-KS2, Class A3, VAR, 0.408%, 03/25/36	2,052

	Total Asset-Backed Securities (Cost $16,022)	15,027

Collateralized Mortgage Obligations — 7.3%
	Agency CMO — 2.2%
	Federal Home Loan Mortgage Corp. REMICS,
1,083	Series 2701, Class ST, IF, IO, 6.793%, 08/15/21 (m)	42
922	Series 2779, Class SM, IF, IO, 6.943%, 10/15/18 (m)	63
337	Series 2931, Class GA, 5.000%, 11/15/28 (m)	340
151	Series 2980, Class QB, 6.500%, 05/15/35 (m)	175
2,929	Series 3370, Class SH, IF, IO, 6.243%, 10/15/37 (m)	499
185	Series 3762, Class JS, IF, IO, 6.493%, 04/15/35 (m)	35
358	Series 3767, Class DS, IF, IO, 6.493%, 02/15/39 (m)	66
453	Series 3803, Class DS, IF, IO, 6.393%, 11/15/35 (m)	87
	Federal National Mortgage Association REMICS,
2,639	Series 2004-17, Class DS, IF, IO, 6.932%, 11/25/32 (m)	252
376	Series 2004-87, Class JI, IO, 5.000%, 11/25/30 (m)	10
893	Series 2006-3, Class SB, IF, IO, 6.482%, 07/25/35 (m)	141
6,521	Series 2007-109, Class GI, IF, IO, 5.852%, 12/25/37 (m)	1,171
1,264	Series 2008-17, Class KS, IF, IO, 6.132%, 11/25/37 (m)	194
12,094	Series 2008-61, Class S, IF, IO, 5.882%, 07/25/38 (m)	2,118
1,508	Series 2008-71, Class SB, IF, IO, 6.266%, 10/25/29 (m)	124
1,628	Series 2009-95, Class HI, IO, 6.000%, 12/25/38 (m)	243
552	Series 2010-99, Class SD, IF, IO, 5.882%, 03/25/39 (m)	86
1,831	Series 2010-134, Class SB, IF, IO, 5.882%, 08/25/38 (m)	256
	Federal National Mortgage Association STRIPS,
276	Series 366, Class 18, IO, 4.000%, 10/01/35 (m)	27
1,371	Series 390, Class C7, IO, 4.000%, 07/25/23 (m)	106
2,032	Series 390, Class C8, IO, 4.500%, 07/25/23 (m)	171

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	87

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
51	Federal National Mortgage Association Whole Loan, Series 2003-W3, Class 2A5, 5.356%, 06/25/42 (m)	56

		6,262

	Non-Agency CMO — 5.1%
484	Banc of America Funding Corp., Series 2006-3, Class 4A19, 5.750%, 03/25/36 (m)	474
	Banc of America Mortgage Securities, Inc.,
540	Series 2005-10, Class 1A13, 5.500%, 11/25/35 (m)	517
864	Series 2007-3, Class 1A1, 6.000%, 09/25/37 (m)	753
3,078	Countrywide Alternative Loan Trust, Series 2005-J3, Class 3A1, 6.500%, 09/25/34 (m)	2,999
523	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-10, Class A1, 5.500%, 05/25/35 (m)	516
	CS First Boston Mortgage Securities Corp.,
172	Series 2003-29, Class 7A1, 6.500%, 12/25/33 (m)	178
430	Series 2004-5, Class 4A1, 6.000%, 09/25/34 (m)	432
496	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2005-1, Class 2A1, VAR, 5.714%, 02/25/20 (m)	506
1,173	First Horizon Asset Securities, Inc., Series 2005-6, Class 1A1, 5.500%, 11/25/35 (m)	1,156
245	JP Morgan Alternative Loan Trust, Series 2006-A4, Class A1, VAR, 5.950%, 09/25/36	245
1,262	JP Morgan Mortgage Trust, Series 2005-S2, Class 4A3, 5.500%, 09/25/20	1,243
411	Lehman Mortgage Trust, Series 2006-4, Class 3A1, 5.000%, 08/25/21	364
299	Prime Mortgage Trust, Series 2006-1, Class 2A5, 6.000%, 06/25/36	269
	RESI Finance LP, (Cayman Islands),
1,945	Series 2003-C, Class B3, VAR, 1.606%, 09/10/35 (e)	1,517
434	Series 2003-D, Class B3, VAR, 1.506%, 12/10/35 (e)	334
	Residential Accredit Loans, Inc.,
550	Series 2003-QS16, Class A1, 5.000%, 08/25/18	558
869	Series 2003-QS20, Class A1, 5.000%, 11/25/18	892
2,146	Series 2006-QS11, Class 1A1, 6.500%, 08/25/36	1,323

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
180	Series 2006-QS18, Class 3A3, 5.750%, 12/25/21	159
338	Wells Fargo Mortgage-Backed Securities Trust, Series 2006-11, Class A8, 6.000%, 09/25/36	314

		14,749

	Total Collateralized Mortgage Obligations (Cost $18,336)	21,011

Commercial Mortgage-Backed Securities — 5.0%
	Bear Stearns Commercial Mortgage Securities,
2,570	Series 2005-PWR9, Class A4A, 4.871%, 09/11/42 (m)	2,763
2,290	Series 2005-T18, Class A4, VAR, 4.933%, 02/13/42 (m)	2,464
1,390	Series 2005-T20, Class A4A, VAR, 5.295%, 10/12/42 (m)	1,526
2,980	Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VAR, 4.799%, 08/10/42	3,160
1,200	LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.156%, 02/15/31	1,297
377	Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2006-LLFA, Class A2, VAR, 0.327%, 09/15/21 (e)	371
1,440	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, VAR, 5.863%, 05/12/39	1,591
970	Morgan Stanley Dean Witter Capital I, Series 2003-HQ2, Class A2, 4.920%, 03/12/35	1,005
200	Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A4, VAR, 5.083%, 03/15/42	214

	Total Commercial Mortgage-Backed Securities (Cost $12,720)	14,391

Corporate Bonds — 35.8%
	Consumer Discretionary — 3.6%
	Hotels, Restaurants & Leisure — 0.8%
710	Caesars Entertainment Operating Co., Inc., 11.250%, 06/01/17	765
405	Darden Restaurants, Inc., 6.800%, 10/15/37 (m)	475
225	Host Hotels & Resorts LP, 6.375%, 03/15/15	228
830	MGM Resorts International, 6.750%, 04/01/13	823
65	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.875%, 05/01/20	70

		2,361

SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Household Durables — 0.5%
1,040	Sealy Mattress Co., 8.250%, 06/15/14	1,017
315	Simmons Bedding Co., 11.250%, 07/15/15 (e)	328

		1,345

	Leisure Equipment & Products — 0.1%
265	Easton-Bell Sports, Inc., 9.750%, 12/01/16 (m)	282
43	Steinway Musical Instruments, Inc., 7.000%, 03/01/14 (e)	43

		325

	Media — 2.1%
150	Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.625%, 11/15/17 (e) (m)	156
15	Charter Communications Operating LLC/Charter Communications Operating Capital, 8.000%, 04/30/12 (e) (m)	15
295	Clear Channel Worldwide Holdings, Inc., 9.250%, 12/15/17 (m)	316
975	Comcast Corp., 6.500%, 01/15/17 (m)	1,158
	DISH DBS Corp.,
60	6.750%, 06/01/21 (e) (m)	61
170	7.125%, 02/01/16 (m)	173
	Intelsat Jackson Holdings S.A., (Luxembourg),
365	9.500%, 06/15/16	379
280	11.250%, 06/15/16	292
1,065	NBC Universal Media LLC, 4.375%, 04/01/21	1,093
	News America, Inc.,
525	6.400%, 12/15/35	552
220	6.900%, 08/15/39	249
585	Quebecor Media, Inc., (Canada), 7.750%, 03/15/16	589
770	Time Warner Cable, Inc., 7.500%, 04/01/14	880
75	Virgin Media Finance plc, (United Kingdom), 8.375%, 10/15/19	81

		5,994

	Specialty Retail — 0.1%
225	Sally Holdings LLC/Sally Capital, Inc., 9.250%, 11/15/14	232

	Textiles, Apparel & Luxury Goods — 0.0% (g)
105	Hanesbrands, Inc., 8.000%, 12/15/16	112

	Total Consumer Discretionary	10,369

	Consumer Staples — 3.3%
	Beverages — 0.3%
700	Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/19 (m)	896

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Beverages — Continued
100	Constellation Brands, Inc., 7.250%, 09/01/16 (m)	107

		1,003

	Food & Staples Retailing — 1.2%
1,534	CVS Pass-Through Trust, 6.036%, 12/10/28 (m)	1,670
755	Delhaize Group S.A., (Belgium), 5.700%, 10/01/40 (m)	744
	Rite Aid Corp.,
55	7.500%, 03/01/17	54
10	10.250%, 10/15/19	10
85	SUPERVALU, Inc., 8.000%, 05/01/16	83
740	Wal-Mart Stores, Inc., 5.250%, 09/01/35	798

		3,359

	Food Products — 0.8%
65	B&G Foods, Inc., 7.625%, 01/15/18 (m)	68
495	Grupo Bimbo S.A.B. de C.V., (Mexico), 4.875%, 06/30/20 (e)	521
	Kraft Foods, Inc.,
950	5.375%, 02/10/20	1,079
485	6.125%, 02/01/18	574

		2,242

	Household Products — 0.3%
250	Diversey, Inc., 8.250%, 11/15/19 (m)	289
275	Jarden Corp., 7.500%, 05/01/17	281
45	Scotts Miracle-Gro Co. (The), 7.250%, 01/15/18	46
178	Spectrum Brands Holdings, Inc., PIK, 12.000%, 08/28/19	193

		809

	Tobacco — 0.7%
805	Altria Group, Inc., 9.700%, 11/10/18 (m)	1,064
725	Philip Morris International, Inc., 5.650%, 05/16/18	855

		1,919

	Total Consumer Staples	9,332

	Energy — 1.6%
	Oil, Gas & Consumable Fuels — 1.6%
100	Arch Coal, Inc., 8.750%, 08/01/16 (m)	108
1,090	Cenovus Energy, Inc., (Canada), 4.500%, 09/15/14 (m)	1,184
170	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.250%, 12/15/17 (m)	175

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	89

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
475	ConocoPhillips, 6.500%, 02/01/39 (m)	599
70	Denbury Resources, Inc., 9.750%, 03/01/16 (m)	77
150	Encore Acquisition Co., 9.500%, 05/01/16 (m)	164
10	Forest Oil Corp., 8.500%, 02/15/14 (m)	11
1,315	ONEOK Partners LP, 5.900%, 04/01/12 (m)	1,351
235	Petrohawk Energy Corp., 7.875%, 06/01/15	254
635	Shell International Finance B.V., (Netherlands), 3.100%, 06/28/15	675

	Total Energy	4,598

	Financials — 14.4%
	Capital Markets — 2.0%
	Goldman Sachs Group, Inc. (The),
80	3.700%, 08/01/15 (m)	81
890	5.950%, 01/18/18 (m)	947
530	6.150%, 04/01/18 (m)	566
3,795	Lehman Brothers Holdings Capital Trust VII, 0.000%, 05/31/12 (d) (f) (i) (x)	—	(h)
	Lehman Brothers Holdings, Inc.,
1,350	0.000%, 08/21/09 (d)	331
850	0.000%, 05/25/10 (d)	208
1,240	Merrill Lynch & Co., Inc., VAR, 0.454%, 11/01/11 (m)	1,240
	Morgan Stanley,
885	3.450%, 11/02/15	857
395	5.500%, 01/26/20	392
560	6.625%, 04/01/18	600
630	UBS AG, (Switzerland), 5.875%, 12/20/17	674

		5,896

	Commercial Banks — 2.0%
	Credit Suisse, (Switzerland),
1,410	5.000%, 05/15/13 (m)	1,482
1,660	VAR, 0.976%, 05/15/17 (m) (x)	1,319
690	Discover Bank, 8.700%, 11/18/19 (m)	813
1,940	Standard Chartered plc, (United Kingdom), 5.500%, 11/18/14 (e)	2,116

		5,730

	Consumer Finance — 1.1%
	Ally Financial, Inc.,
205	6.250%, 12/01/17 (m)	197
150	6.750%, 12/01/14 (m)	151
700	Capital One Bank USA N.A., 8.800%, 07/15/19 (m)	864

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Consumer Finance — Continued
	Ford Motor Credit Co. LLC,
200	5.000%, 05/15/18 (m)	194
120	6.625%, 08/15/17 (m)	126
90	7.000%, 04/15/15 (m)	96
1,469	HSBC Finance Corp., 6.676%, 01/15/21 (e)	1,420

		3,048

	Diversified Financial Services — 1.7%
	Bank of America Corp.,
430	4.500%, 04/01/15 (m)	434
740	5.650%, 05/01/18 (m)	755
690	6.500%, 08/01/16 (m)	741
167	CIT Group, Inc., 7.000%, 05/01/14 (m)	168
	Citigroup, Inc.,
435	5.375%, 08/09/20 (m)	461
400	5.500%, 10/15/14 (m)	425
665	6.000%, 08/15/17 (m)	721
50	8.500%, 05/22/19 (m)	61
1,145	General Electric Capital Corp., 5.875%, 01/14/38 (m)	1,167

		4,933

	FDIC Guaranteed Securities (~) — 3.6%
3,335	Bank of America Corp., 3.125%, 06/15/12 (m)	3,409
3,335	Citigroup, Inc., 2.875%, 12/09/11 (m)	3,358
3,300	Goldman Sachs Group, Inc. (The), 3.250%, 06/15/12 (m)	3,376

		10,143

	Insurance — 3.5%
2,000	Genworth Life Institutional Funding Trust, 5.875%, 05/03/13 (e) (m)	2,048
875	MetLife, Inc., 6.750%, 06/01/16	1,025
1,500	Metropolitan Life Global Funding I, 5.125%, 06/10/14 (e)	1,636
	Pricoa Global Funding I,
3,805	5.400%, 10/18/12 (e)	3,986
1,000	VAR, 0.376%, 06/26/12 (e) (m)	996
305	Prudential Financial, Inc., 6.200%, 11/15/40	314

		10,005

	Real Estate Investment Trusts (REITs) — 0.2%
625	Health Care REIT, Inc., 4.700%, 09/15/17	637

	Thrifts & Mortgage Finance — 0.3%
870	Nationwide Building Society, (United Kingdom), 4.650%, 02/25/15 (e)	876

	Total Financials	41,268

SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Health Care — 0.8%
	Health Care Equipment & Supplies — 0.3%
800	Biomet, Inc., PIK, 11.125%, 10/15/17 (m)	844
50	DJO Finance LLC/DJO Finance Corp., 10.875%, 11/15/14 (m)	52

		896

	Health Care Providers & Services — 0.4%
80	Bausch & Lomb, Inc., 9.875%, 11/01/15 (m)	83
235	CHS/Community Health Systems, Inc., 8.875%, 07/15/15 (m)	238
115	Health Management Associates, Inc., 6.125%, 04/15/16	112
125	Tenet Healthcare Corp., 9.250%, 02/01/15	133
295	U.S. Oncology Holdings, Inc., 9.125%, 08/15/17 (d)	5
245	United Surgical Partners International, Inc., PIK, 10.000%, 05/01/17	252
370	WellPoint, Inc., 5.800%, 08/15/40	411

		1,234

	Pharmaceuticals — 0.1%
	Mylan, Inc.,
40	7.625%, 07/15/17 (e)	43
120	7.875%, 07/15/20 (e)	128

		171

	Total Health Care	2,301

	Industrials — 2.3%
	Aerospace & Defense — 0.2%
185	Alliant Techsystems, Inc., 6.750%, 04/01/16 (m)	186
165	Sequa Corp., 11.750%, 12/01/15 (e)	172
200	Spirit Aerosystems, Inc., 7.500%, 10/01/17	206

		564

	Commercial Services & Supplies — 0.3%
	ACCO Brands Corp.,
35	7.625%, 08/15/15 (m)	35
120	10.625%, 03/15/15 (m)	131
215	Geo Group, Inc. (The), 7.750%, 10/15/17 (m)	226
460	Iron Mountain, Inc., 6.625%, 01/01/16	458
110	ServiceMaster Co. (The), PIK, 10.750%, 07/15/15 (e)	113

		963

	Industrial Conglomerates — 1.1%
960	General Electric Co., 5.250%, 12/06/17 (m)	1,076
1,035	Hutchison Whampoa International 09/16 Ltd., (Cayman Islands), 4.625%, 09/11/15 (e)	1,112

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Industrial Conglomerates — Continued
630	Tyco International Finance S.A., (Luxembourg), 8.500%, 01/15/19	829

		3,017

	Industrial Machinery — 0.0% (g)
125	General Cable Corp., 7.125%, 04/01/17 (m)	125

	Machinery — 0.1%
130	Terex Corp., 8.000%, 11/15/17	127

	Road & Rail — 0.6%
100	Ashtead Capital, Inc., 9.000%, 08/15/16 (e) (m)	101
880	Burlington Northern Santa Fe LLC, 5.750%, 05/01/40 (m)	965
196	RailAmerica, Inc., 9.250%, 07/01/17	212
183	RSC Equipment Rental, Inc./RSC Holdings III LLC, 9.500%, 12/01/14	183
125	United Rentals North America, Inc., 9.250%, 12/15/19	130

		1,591

	Total Industrials	6,387

	Information Technology — 1.4%
	Communications Equipment — 0.4%
	Avaya, Inc.,
250	9.750%, 11/01/15 (m)	213
142	PIK, 10.875%, 11/01/15 (m)	123
650	Cisco Systems, Inc., 5.500%, 01/15/40 (m)	709

		1,045

	Electronic Equipment, Instruments & Components — 0.1%
	NXP B.V./NXP Funding LLC, (Netherlands),
160	9.750%, 08/01/18 (e)	168
157	10.000%, 07/15/13 (e)	171

		339

	Internet Software & Services — 0.1%
105	GXS Worldwide, Inc., 9.750%, 06/15/15 (m)	103

	IT Services — 0.5%
	First Data Corp.,
283	8.250%, 01/15/21 (e) (m)	242
567	12.625%, 01/15/21 (e) (m)	536
283	PIK, 8.750%, 01/15/22 (e) (m)	243
425	SunGard Data Systems, Inc., 10.250%, 08/15/15	434

		1,455

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	91

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Semiconductors & Semiconductor Equipment — 0.0% (g)
88	Freescale Semiconductor, Inc., 10.125%, 03/15/18 (e) (m)	95

	Software — 0.3%
75	JDA Software Group, Inc., 8.000%, 12/15/14	79
710	Oracle Corp., 6.125%, 07/08/39	857

		936

	Total Information Technology	3,973

	Materials — 1.2%
	Chemicals — 0.2%
240	Huntsman International LLC, 5.500%, 06/30/16	231
365	Reichhold Industries, Inc., 9.000%, 08/15/14 (e)	310

		541

	Containers & Packaging — 0.1%
	Graham Packaging Co. LP/GPC Capital Corp. I,
40	8.250%, 01/01/17	41
140	9.875%, 10/15/14	142

		183

	Metals & Mining — 0.7%
930	AngloGold Ashanti Holdings plc, (United Kingdom), 5.375%, 04/15/20 (m)	948
1,005	Gold Fields Orogen Holding BVI Ltd., 4.875%, 10/07/20 (e) (m)	959

		1,907

	Paper & Forest Products — 0.2%
385	International Paper Co., 7.300%, 11/15/39	432
45	NewPage Corp., 11.375%, 12/31/14	40
270	P.H. Glatfelter Co., 7.125%, 05/01/16 (m)	274

		746

	Total Materials	3,377

	Telecommunication Services — 3.3%
	Diversified Telecommunication Services — 2.5%
3,230	AT&T, Inc., 6.700%, 11/15/13 (m)	3,595
765	British Telecommunications plc, (United Kingdom), 5.950%, 01/15/18 (m)	864
120	Clearwire Communications LLC/Clearwire Finance, Inc., 12.000%, 12/01/15 (e) (m)	113
115	GCI, Inc., 8.625%, 11/15/19 (m)	123
	PAETEC Holding Corp.,
80	8.875%, 06/30/17	86
40	9.500%, 07/15/15	42

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Diversified Telecommunication Services — Continued
	Qwest Communications International, Inc.,
120	7.125%, 04/01/18	126
350	7.500%, 02/15/14	354
	Verizon Communications, Inc.,
710	6.350%, 04/01/19	863
670	8.750%, 11/01/18	908

		7,074

	Wireless Telecommunication Services — 0.8%
1,675	America Movil S.A.B. de C.V., (Mexico), 5.000%, 03/30/20 (m)	1,818
85	iPCS, Inc., PIK, 3.504%, 05/01/14	76
	Sprint Capital Corp.,
40	6.900%, 05/01/19	39
465	8.750%, 03/15/32	477

		2,410

	Total Telecommunication Services	9,484

	Utilities — 3.9%
	Electric Utilities — 1.8%
630	Dominion Resources, Inc., 5.200%, 08/15/19 (m)	722
220	Energy Future Holdings Corp., 10.000%, 01/15/20 (m)	221
535	Entergy Arkansas, Inc., 3.750%, 02/15/21 (m)	545
1,010	Nevada Power Co., 7.125%, 03/15/19	1,268
630	Nisource Finance Corp., 6.800%, 01/15/19	754
420	Oncor Electric Delivery Co. LLC, 5.250%, 09/30/40	444
440	Pacific Gas & Electric Co., 5.400%, 01/15/40	472
165	Progress Energy, Inc., 6.000%, 12/01/39	186
560	Teco Finance, Inc., 5.150%, 03/15/20	624

		5,236

	Gas Utilities — 1.6%
850	DCP Midstream LLC, 9.750%, 03/15/19 (e) (m)	1,141
385	Enterprise Products Operating LP, 7.550%, 04/15/38 (m)	461
1,595	Plains All American Pipeline LP/PAA Finance Corp., 3.950%, 09/15/15	1,689
695	TransCanada PipeLines Ltd., (Canada), 6.100%, 06/01/40	820
390	Williams Partners LP, 6.300%, 04/15/40	421

		4,532

	Independent Power Producers & Energy Traders — 0.1%
80	AES Corp. (The), 8.000%, 10/15/17 (m)	84
55	NRG Energy, Inc., 7.625%, 01/15/18 (e)	55

		139

SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Multi-Utilities — 0.4%
385	MidAmerican Energy Holdings Co., 6.500%, 09/15/37	465
730	Xcel Energy, Inc., 4.700%, 05/15/20	806

		1,271

	Total Utilities	11,178

	Total Corporate Bonds (Cost $98,293)	102,267

Mortgage Pass-Through Securities — 38.1%
	Federal Home Loan Mortgage Corp., Gold Pool, 30 Year, Single Family,
11,550	TBA, 4.500%, 09/15/41	12,189
3,715	TBA, 6.000%, 09/15/41	4,113
96	6.000%, 01/01/35 (m)	107
19	7.000%, 12/01/25 - 02/01/26 (m)	22
63	7.500%, 10/01/26 - 02/01/27 (m)	74
43	8.000%, 04/01/26 - 07/01/26 (m)	50
	Federal National Mortgage Association, 15 Year, Single Family,
5,260	TBA, 4.000%, 09/25/26	5,542
4,035	TBA, 5.000%, 09/25/26	4,345
	Federal National Mortgage Association, 30 Year, Single Family,
9,829	TBA, 4.000%, 09/25/41	10,184
9,193	TBA, 4.500%, 09/25/41	9,713
16,653	TBA, 5.000%, 09/25/41	17,938
15,655	TBA, 5.500%, 09/25/41 - 10/25/41	17,110
6,480	TBA, 6.000%, 09/25/41	7,172
2,485	TBA, 6.500%, 09/25/41	2,775
431	6.500%, 04/01/29 - 03/01/35 (m)	488
147	7.000%, 02/01/35 - 03/01/35 (m)	170
9	7.500%, 03/01/35 (m)	11
	Government National Mortgage Association, 30 Year, Single Family,
8,500	TBA, 4.500%, 09/15/41	9,198
4,300	TBA, 5.000%, 09/15/41	4,737
2,400	TBA, 6.000%, 09/15/41	2,703
395	7.000%, 09/15/31 (m)	465

	Total Mortgage Pass-Through Securities (Cost $108,502)	109,106

Supranational — 1.1%
2,760	European Investment Bank, 4.875%, 02/16/16 (m) (Cost $2,795)	3,206

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	U.S. Government Agency Securities — 8.3%
1,800	Federal Home Loan Mortgage Corp., 5.125%, 10/18/16 (m)	2,140
	Federal National Mortgage Association,
18,790	1.250%, 08/20/13 (m)	19,101
2,140	4.875%, 12/15/16 (m)	2,515

	Total U.S. Government Agency Securities (Cost $22,780)	23,756

U.S. Treasury Obligations — 2.0%
	U.S. Treasury Bonds,
1,530	3.500%, 02/15/39 (m)	1,510
2,225	3.875%, 08/15/40 (m)	2,339
1,100	4.625%, 02/15/40 (m)	1,311
500	5.000%, 05/15/37 (m)	631

	Total U.S. Treasury Obligations (Cost $5,051)	5,791

SHARES
Common Stock — 0.0%
	Consumer Discretionary — 0.0% (g)
	Media — 0.0% (g)
13	Dex One Corp. (a) (Cost $764)	18

NUMBER OF CONTRACTS
Option Purchased — 0.0% (g)
	Call Option Purchased — 0.0% (g)
6	1 Year Mid Curve Eurodollars, Expiring 09/16/11 @ $99.25, American Style (Cost $2)	4

	Put Option Purchased — 0.0% (g)
13	1 Year Mid Curve Eurodollars, Expiring 09/16/11 @ $98.625, American Style	—	(h)
20	1 Year Mid Curve Eurodollars, Expiring 12/16/11 @ $98.50, American Style	—	(h)
6	10 Year U.S. Treasury Note, Expiring 09/23/11 @ $127.00, American Style	2

	Total Put Option Purchased (Cost $11)	2

	Total Options Purchased (Cost $13)	6

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	93

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Short-Term Investments — 36.9%
U.S. Treasury Obligations — 0.3%
	U.S. Treasury Bills
35	0.031%, 02/02/12 (k) (n)	35
710	0.083%, 11/10/11 (k) (n)	710

	(Cost $745)	745

Investment Company — 36.6%
104,645	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% † (b) (l) (m) (Cost $104,645)	104,645

	Total Short-Term Investments (Cost $105,390)	105,390

	Total Investments — 139.8% (Cost $390,666)	399,969
	Liabilities in Excess of Other Assets — (39.8)%	(113,922)

	NET ASSETS — 100.0%	$286,047

Percentages indicated are based on net assets.

TBA Short Commitment
PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
$(4,713)	Federal National Mortgage Association, 30 Year, Single Family, TBA, 4.500%, 10/25/41	$(4,968)
(3,142)	Federal National Mortgage Association, 30 Year, Single Family, TBA, 4.500%, 11/25/41	(3,304)
(1,628)	Federal National Mortgage Association, 30 Year, Single Family, TBA, 5.500%, 10/25/41	(1,777)

	(Proceeds received of $10,110)	$(10,049)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 08/31/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
2	Eurodollar	10/31/11	$833	$1
2	Eurodollar	11/30/11	833	1
86	10 Year U.S. Treasury Note	12/20/11	11,097	(38)
102	30 Year U.S. Treasury Bond	12/20/11	13,875	(105)
74	2 Year U.S. Treasury Note	12/30/11	16,317	(2)
3	Eurodollar	03/30/12	1,249	1
7	Eurodollar	07/31/12	2,914	5
7	Eurodollar	08/31/12	2,914	6
3	90 Day Eurodollar	12/15/14	737	1
	Short Futures Outstanding
(4)	30 Day Interbank Future	09/30/11	(1,005)	(1)
(67)	2 Year U.S. Treasury Note	12/30/11	(14,773)	(4)

SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 08/31/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding — Continued
(68)	5 Year U.S. Treasury Note	12/30/11	$(8,333)	$9
(18)	90 Day Eurodollar	03/19/12	(4,477)	— (h)
(49)	90 Day Eurodollar	06/18/12	(12,191)	(6)
(16)	90 Day Eurodollar	09/17/12	(3,981)	(14)
(29)	90 Day Eurodollar	03/18/13	(7,213)	(25)
(29)	90 Day Eurodollar	06/17/13	(7,207)	(38)
(7)	90 Day Eurodollar	09/16/13	(1,738)	(1)
(4)	90 Day Eurodollar	12/16/13	(991)	(9)
(21)	90 Day Eurodollar	12/17/13	(5,224)	(5)

				$(224)

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 08/31/11	NET UNREALIZED APPRECIATION (DEPRECIATION)
189,000	AUD	Union Bank of Switzerland AG	09/14/11	$199	$202	$3
126,000	AUD	Deutsche Bank AG	09/26/11	132	134	2
157,000	AUD	Credit Suisse International	10/05/11	165	167	2
158,000	AUD	Royal Bank of Canada	10/24/11	170	168	(2)
86,000	CAD	Merrill Lynch International	10/24/11	91	88	(3)
97,000	EUR	Merrill Lynch International	09/29/11	137	139	2
162,000	GBP	Citibank, N.A.	09/28/11	262	262	— (h)
				$1,156	$1,160	$4

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 08/31/11	NET UNREALIZED APPRECIATION (DEPRECIATION)
189,000	AUD	Deutsche Bank AG	09/14/11	$199	$202	$(3)
126,000	AUD	Credit Suisse International	09/26/11	132	134	(2)
157,000	AUD	Deutsche Bank AG	10/05/11	166	167	(1)
158,000	AUD	Credit Suisse International	10/24/11	168	168	— (h)
86,000	CAD	BNP Paribas	10/24/11	90	87	3
97,000	EUR	BNP Paribas	09/29/11	137	139	(2)
227,000	EUR	Deutsche Bank AG	09/29/11	322	326	(4)
162,000	GBP	Merrill Lynch International	09/28/11	259	263	(4)
				$1,473	$1,486	$(13)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	95

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

OPTIONS WRITTEN

Put Options Written
DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
1 Year Mid Curve Euro Dollar, American Style	$98.250	12/16/11	20	$—	(h)

(Premiums received of $4.)

Call Options Written
DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
1 Year Mid Curve Euro Dollar, American Style	$99.375	9/16/11	12	$(5)

(Premiums received of $2.)

Credit Default Swaps — Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Bank of America:
Aetna, Inc., 6.625% 06/15/36	1.000% quarterly	09/20/16	0.824%	$50	$(1)	$1
Beazer Homes USA, Inc., 9.125% 06/15/18	5.000% quarterly	09/20/16	13.675	50	14	(17)
Gannett Co., Inc., 6.375% 04/01/12	5.000% quarterly	06/20/16	4.153	50	(2)	5
Gannett Co., Inc., 6.375% 04/01/12	5.000% quarterly	06/20/16	4.153	150	(7)	15
Hartford Financial Services Group, Inc. (The), 4.000% 03/30/15	1.000% quarterly	09/20/16	3.229	50	5	(4)
Hartford Financial Services Group, Inc. (The), 4.000% 03/30/15	1.000% quarterly	09/20/16	3.229	100	10	(5)
Limited Brands, Inc., 6.900% 07/15/17	1.000% quarterly	09/20/16	2.375	50	3	(4)
Lincoln National Corp., 6.200% 12/15/11	1.000% quarterly	09/20/16	3.260	50	5	(3)
Lincoln National Corp., 6.200% 12/15/11	1.000% quarterly	09/20/16	3.260	50	5	(4)
Lincoln National Corp., 6.200% 12/15/11	1.000% quarterly	09/20/16	3.260	50	5	(4)
Lincoln National Corp., 6.200% 12/15/11	1.000% quarterly	09/20/16	3.260	50	5	(4)
Lincoln National Corp., 6.200% 12/15/11	1.000% quarterly	09/20/16	3.260	50	5	(5)
Lincoln National Corp., 6.200% 12/15/11	1.000% quarterly	09/20/16	3.260	50	5	(2)
Lincoln National Corp., 6.200% 12/15/11	1.000% quarterly	09/20/16	3.260	50	5	(2)
PulteGroup, Inc., 5.250% 01/15/14	5.000% quarterly	09/20/16	5.162	50	— (h)	(2)
PulteGroup, Inc., 5.250% 01/15/14	5.000% quarterly	09/20/16	5.162	150	(1)	(5)
Barclays Bank plc:
Aetna, Inc., 6.625% 06/15/36	1.000% quarterly	09/20/16	0.824	50	(1)	1
Aetna, Inc., 6.625% 06/15/36	1.000% quarterly	09/20/16	0.824	100	(1)	1
Beazer Homes USA, Inc., 9.125% 06/15/18	5.000% quarterly	09/20/13	11.829	50	6	(2)
Bundesrepublic Deutschland, 6.000% 06/20/16	0.250% quarterly	09/20/16	0.749	800	19	(7)
Darden Restaurants, Inc., 6.000% 08/15/35	1.000% quarterly	09/20/16	1.096	250	1	(3)
Home Depot, Inc. (The), 5.875% 12/16/36	1.000% quarterly	09/20/16	0.705	300	(5)	5
Jones Group, Inc. (The), 5.125% 11/15/14	5.000% quarterly	09/20/16	3.861	150	(9)	5
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17	5.000% quarterly	06/20/13	27.022	50	15	(3)
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17	5.000% quarterly	06/20/13	27.022	50	15	(3)
Kroger Co. (The), 6.150% 01/15/20	1.000% quarterly	09/20/16	1.029	150	— (h)	1
Lincoln National Corp., 6.200% 12/15/11	1.000% quarterly	09/20/16	3.260	50	5	(4)
Lincoln National Corp., 6.200% 12/15/11	1.000% quarterly	09/20/16	3.260	150	15	(5)
PulteGroup, Inc., 5.250% 01/15/14	5.000% quarterly	09/20/16	5.162	50	— (h)	(2)
PulteGroup, Inc., 5.250% 01/15/14	5.000% quarterly	09/20/16	5.162	100	— (h)	(4)

SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
BNP Paribas:
Belo Corp., 7.750% 06/01/27	5.000% quarterly	09/20/16	4.143%	$50	$(2)	$4
Computer Sciences Corp., 6.500% 03/15/18	1.000% quarterly	09/20/16	2.482	150	10	(6)
Gannett Co., Inc., 6.375% 04/01/12	5.000% quarterly	06/20/16	4.153	50	(2)	5
Gannett Co., Inc., 6.375% 04/01/12	5.000% quarterly	06/20/16	4.153	50	(2)	5
Xl Group Ltd., 5.250% 09/15/14	1.000% quarterly	09/20/16	1.589	100	3	(4)
Citibank, N.A.:
Beazer Homes USA, Inc., 9.125% 06/15/18	5.000% quarterly	09/20/16	13.675	50	14	(8)
Bundesrepublic Deutschland, 6.000% 06/20/16	0.250% quarterly	09/20/16	0.749	250	6	(2)
Bundesrepublic Deutschland, 6.000% 06/20/16	0.250% quarterly	09/20/16	0.749	550	13	(5)
Federal Republic of Brazil, 12.250% 03/06/30	1.000% quarterly	09/20/16	1.429	150	3	(1)
Genworth Financial, Inc., 5.750% 06/15/14	5.000% quarterly	09/20/16	6.585	100	5	(2)
Genworth Financial, Inc., 5.750% 06/15/14	5.000% quarterly	09/20/16	6.585	100	5	(3)
Hartford Financial Services Group, Inc. (The), 4.000% 03/30/15	1.000% quarterly	09/20/16	3.229	50	5	(2)
International Paper Co., 5.300% 04/01/15	1.000% quarterly	09/20/16	1.739	50	2	(2)
Kingdom of the Netherlands, 3.250% 07/15/15	1.000% quarterly	03/20/16	0.728	220	(3)	4
Limited Brands, Inc., 6.900% 07/15/17	1.000% quarterly	09/20/16	2.375	50	3	(4)
Lincoln National Corp., 6.200% 12/15/11	1.000% quarterly	09/20/16	3.260	50	5	(3)
People’s Republic of China, 4.750% 10/29/13	1.000% quarterly	09/20/16	1.076	150	— (h)	(2)
United Kingdom of Great Britain & Northern Ireland, 4.250% 06/07/32	1.000% quarterly	09/20/16	0.744	150	(2)	2
United Mexican States, 7.500% 04/08/33	1.000% quarterly	06/20/16	1.386	300	5	(1)
United Mexican States, 7.500% 04/08/33	1.000% quarterly	09/20/16	1.416	150	3	(1)
Whirlpool Corp., 7.750% 07/15/16	1.000% quarterly	09/20/16	2.068	50	2	(1)
Credit Suisse International:
Beazer Homes USA, Inc., 9.125% 06/15/18	5.000% quarterly	09/20/13	11.829	50	6	(2)
Hartford Financial Services Group, Inc. (The), 4.000% 03/30/15	1.000% quarterly	09/20/16	3.229	50	5	(5)
Limited Brands, Inc., 6.900% 07/15/17	1.000% quarterly	09/20/16	2.375	50	3	(4)
Lincoln National Corp., 6.200% 12/15/11	1.000% quarterly	09/20/16	3.260	50	5	(2)
Xl Group Ltd., 5.250% 09/15/14	1.000% quarterly	09/20/16	1.589	50	1	(2)
Xl Group Ltd., 5.250% 09/15/14	1.000% quarterly	09/20/16	1.589	50	1	(2)
Xl Group Ltd., 5.250% 09/15/14	1.000% quarterly	09/20/16	1.589	50	1	(2)
Xl Group Ltd., 5.250% 09/15/14	1.000% quarterly	09/20/16	1.589	50	1	(2)
Deutsche Bank AG, New York:
Beazer Homes USA, Inc., 9.125% 06/15/18	5.000% quarterly	09/20/16	13.675	50	14	(17)
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	06/20/16	16.676	100	33	(21)
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	06/20/16	16.676	100	33	(25)
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	06/20/16	16.676	100	33	(22)
Genworth Financial, Inc., 5.750% 06/15/14	5.000% quarterly	09/20/16	6.585	50	3	(1)
Genworth Financial, Inc., 5.750% 06/15/14	5.000% quarterly	09/20/16	6.585	50	3	(2)
Hartford Financial Services Group, Inc. (The), 4.000% 03/30/15	1.000% quarterly	09/20/16	3.229	50	5	(4)
Hartford Financial Services Group, Inc. (The), 4.000% 03/30/15	1.000% quarterly	09/20/16	3.229	100	10	(5)
Jones Group, Inc. (The), 5.125% 11/15/14	5.000% quarterly	09/20/16	3.861	50	(3)	2
Jones Group, Inc. (The), 5.125% 11/15/14	5.000% quarterly	09/20/16	3.861	50	(3)	3
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17	5.000% quarterly	06/20/12	23.382	50	6	(2)
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17	5.000% quarterly	06/20/12	23.382	50	6	(2)
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17	5.000% quarterly	06/20/12	23.382	50	6	(5)
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17	5.000% quarterly	09/20/12	24.065	50	8	(3)
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17	5.000% quarterly	06/20/13	27.022	50	15	(5)
Limited Brands, Inc., 6.900% 07/15/17	1.000% quarterly	09/20/16	2.375	150	9	(11)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	97

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Lincoln National Corp., 6.200% 12/15/11	1.000% quarterly	09/20/16	3.260%	$260	$26	$(8)
PulteGroup, Inc., 5.250% 01/15/14	5.000% quarterly	09/20/16	5.162	100	— (h)	(4)
United Mexican States, 7.500% 04/08/33	1.000% quarterly	06/20/16	1.386	300	5	(1)
United Mexican States, 7.500% 04/08/33	1.000% quarterly	09/20/16	1.416	150	3	(1)
United States of America, 0.000% 08/15/16	0.250% quarterly	09/20/16	0.505	EUR 150	3	(3)
Xl Group Ltd., 5.250% 09/15/14	1.000% quarterly	09/20/16	1.589	50	1	(2)
HSBC Bank, N.A.:
Computer Sciences Corp., 6.500% 03/15/18	1.000% quarterly	09/20/16	2.482	100	7	(4)
United Mexican States, 7.500% 04/08/33	1.000% quarterly	09/20/16	1.416	150	3	(1)
Morgan Stanley Capital Services:
Alcoa, Inc., 5.720% 02/23/19	1.000% quarterly	09/20/16	2.862	50	4	(5)
Alcoa, Inc., 5.720% 02/23/19	1.000% quarterly	09/20/16	2.862	50	4	(5)
American Express Co., 7.250% 05/20/14	1.000% quarterly	09/20/16	1.119	150	1	(3)
Beazer Homes USA, Inc., 9.125% 06/15/18	5.000% quarterly	09/20/13	11.829	50	6	(2)
Gannett Co., Inc., 6.375% 04/01/12	5.000% quarterly	06/20/16	4.153	50	(2)	5
Jones Group, Inc. (The), 5.125% 11/15/14	5.000% quarterly	09/20/16	3.861	50	(3)	2
Lincoln National Corp., 6.200% 12/15/11	1.000% quarterly	09/20/16	3.260	100	10	(7)
United Mexican States, 7.500% 04/08/33	1.000% quarterly	09/20/16	1.416	150	3	(1)
Whirlpool Corp., 7.750% 07/15/16	1.000% quarterly	09/20/16	2.068	150	7	(5)
Royal Bank of Scotland:
American Express Co., 7.250% 05/20/14	1.000% quarterly	09/20/16	1.119	150	1	(3)
Union Bank of Switzerland AG:
Alcoa, Inc., 5.720% 02/23/19	1.000% quarterly	09/20/16	2.862	400	33	(14)
AutoZone, Inc., 5.500% 11/15/15	1.000% quarterly	09/20/16	0.710	300	(5)	4
Beazer Homes USA, Inc., 9.125% 06/15/18	5.000% quarterly	09/20/16	13.675	50	14	(17)
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	06/20/16	16.676	20	7	(4)
Federal Republic of Brazil, 12.250% 03/06/30	1.000% quarterly	09/20/16	1.429	150	3	(1)
Gannett Co., Inc., 6.375% 04/01/12	5.000% quarterly	06/20/16	4.153	120	(5)	12
Gannett Co., Inc., 6.375% 04/01/12	5.000% quarterly	06/20/16	4.153	350	(16)	34
Hartford Financial Services Group, Inc. (The), 4.000% 03/30/15	1.000% quarterly	09/20/16	3.229	50	5	(3)
Hartford Financial Services Group, Inc. (The), 4.000% 03/30/15	1.000% quarterly	09/20/16	3.229	50	5	(4)
International Paper Co., 5.300% 04/01/15	1.000% quarterly	09/20/16	1.739	300	10	(14)
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17	5.000% quarterly	06/20/13	27.022	50	15	(3)
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17	5.000% quarterly	06/20/13	27.022	100	30	(8)
Lennar Corp., 6.500% 04/15/16	5.000% quarterly	06/20/16	5.275	100	—	6
Limited Brands, Inc., 6.900% 07/15/17	1.000% quarterly	09/20/16	2.375	250	16	(12)
Lincoln National Corp., 6.200% 12/15/11	1.000% quarterly	09/20/16	3.260	50	5	(4)
Lincoln National Corp., 6.200% 12/15/11	1.000% quarterly	09/20/16	3.260	600	59	(19)
Lincoln National Corp., 6.200% 12/15/11	1.000% quarterly	09/20/16	3.260	50	5	(2)
Lincoln National Corp., 6.200% 12/15/11	5.000% quarterly	06/20/16	23.225	50	21	(20)
United Kingdom of Great Britain & Northern Ireland, 4.250% 06/07/32	1.000% quarterly	09/20/16	0.744	150	(2)	2
United States of America, 0.000% 08/15/16	0.250% quarterly	09/20/16	0.505	EUR 250	4	(6)
Whirlpool Corp., 7.750% 07/15/16	1.000% quarterly	09/20/16	2.068	100	5	(3)
Whirlpool Corp., 7.750% 07/15/16	1.000% quarterly	09/20/16	2.068	150	7	(5)

					$685	$(357)

SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Bank of America:
MCDX.NA.16.1	1.000% quarterly	06/20/16	1.671%	$150	$4	$(2)
MCDX.NA.16.1	1.000% quarterly	06/20/16	1.671	150	4	(2)
MCDX.NA.16.1	1.000% quarterly	06/20/16	1.671	150	4	(2)
Barclays Bank plc:
CMBX.NA.AA.3	0.270% monthly	12/13/49	19.605	260	165	(148)
BNP Paribas:
CDX.NA.HY.16	5.000% quarterly	06/20/16	6.371	300	13	(7)
Citibank, N.A.:
ABX.HE.PENAAA.06-2	0.110% monthly	05/25/46	34.838	3,400	527	(897)
CMBX.NA.AJ.5	0.980% monthly	02/15/51	10.422	450	189	(204)
CMBX.NA.BBB.1	1.340% monthly	10/12/52	40.242	140	111	(103)
CMBX.NA.BBB.4	5.000% monthly	02/17/51	51.487	180	145	(153)
CMBX.NA.BBB.4	5.000% monthly	02/17/51	51.487	210	169	(168)
MCDX.NA.16.1	1.000% quarterly	06/20/16	1.671	150	4	(2)
MCDX.NA.16.1	1.000% quarterly	06/20/16	1.671	150	4	(2)
Credit Suisse International:
CDX.NA.IG.9.4	0.800% quarterly	12/20/17	1.511	150	6	(4)
CDX.NA.IG.9.4	0.800% quarterly	12/20/17	1.511	600	23	(17)
CMBX.NA.AJ.1	0.840% monthly	10/12/52	5.996	900	171	(265)
CMBX.NA.BBB.5	5.000% monthly	02/15/51	48.967	180	146	(153)
Deutsche Bank AG, New York:
CDX.EM.15.1	5.000% quarterly	06/20/16	2.633	300	(34)	38
CDX.NA.HY.16.1	5.000% quarterly	06/20/16	6.371	150	6	(3)
CMBX.NA.AA.2	0.150% monthly	03/15/49	13.041	130	61	(53)
CMBX.NA.BBB.2	0.870% monthly	03/15/49	44.183	340	299	(283)
MCDX.NA.16.1	1.000% quarterly	06/20/16	1.671	150	4	(2)
MCDX.NA.16.1	1.000% quarterly	06/20/16	1.671	150	4	(2)
MCDX.NA.16.1	1.000% quarterly	06/20/16	1.671	150	4	(2)
MCDX.NA.16.1	1.000% quarterly	06/20/16	1.671	150	4	(3)
MCDX.NA.16.1	1.000% quarterly	06/20/16	1.671	150	4	(3)
MCDX.NA.16.1	1.000% quarterly	06/20/16	1.671	150	4	(3)
MCDX.NA.16.1	1.000% quarterly	06/20/16	1.671	250	6	(3)
Morgan Stanley Capital Services:
CDX.EM.15.1	5.000% quarterly	06/20/16	2.633	1,050	(137)	144
CDX.EM.15.1	5.000% quarterly	06/20/16	2.633	1,050	(119)	141
CDX.NA.IG.9.4	0.800% quarterly	12/20/17	1.511	250	8	(6)
CMBX.NA.AA.2	0.150% monthly	03/15/49	13.041	140	64	(75)
CMBX.NA.AA.2	0.150% monthly	03/15/49	13.041	260	120	(103)
CMBX.NA.AA.3	0.270% monthly	12/13/49	19.605	140	88	(81)
CMBX.NA.AJ.2	1.090% monthly	03/15/49	8.124	310	86	(39)
MCDX.NA.16.1	1.000% quarterly	06/20/16	1.671	150	3	(3)
MCDX.NA.16.1	1.000% quarterly	06/20/16	1.671	150	3	(2)
Royal Bank of Scotland:
ABX.HE.PENAAA.06.2	0.110% monthly	05/25/46	34.838	5,500	852	(1,875)
CDX.NA.IG.9.4	0.800% quarterly	12/20/17	1.511	300	10	(14)
Union Bank of Switzerland AG:
CDX.NA.IG.9.4	0.800% quarterly	12/20/17	1.511	300	10	(9)
CDX.NA.IG.9.4	0.800% quarterly	12/20/17	1.511	600	22	(20)
CDX.NA.IG.9.4	0.800% quarterly	12/20/17	1.511	600	23	(21)

					$3,080	$(4,411)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	99

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

Credit Default Swaps — Sell Protection [2]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/11 [3]	NOTIONAL AMOUNT [4]		VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Bank of America:
Block Financial LLC, 5.125% 10/30/14	5.000% quarterly	03/20/13	3.050%		$100	$4	$(1)
Block Financial LLC, 5.125% 10/30/14	5.000% quarterly	03/20/13	3.050		100	4	(1)
Boyd Gaming Corp., 6.750% 04/15/14	5.000% quarterly	06/20/14	10.668		50	(6)	—
Dynegy Holdings, Inc., 8.375% 05/01/16	5.000% quarterly	06/20/13	16.927		50	(8)	2
Dynegy Holdings, Inc., 8.375% 05/01/16	5.000% quarterly	06/20/13	16.927		100	(16)	3
Dynegy Holdings, Inc., 8.375% 05/01/16	5.000% quarterly	09/20/13	17.062		50	(9)	5
Dynegy Holdings, Inc., 8.375% 05/01/16	5.000% quarterly	09/20/13	17.062		50	(9)	4
Dynegy Holdings, Inc., 8.375% 05/01/16	5.000% quarterly	09/20/13	17.062		100	(18)	9
Dynegy Holdings, Inc., 8.375% 05/01/16	5.000% quarterly	06/20/14	17.575		50	(12)	3
Dynegy Holdings, Inc., 8.375% 05/01/16	5.000% quarterly	06/20/14	17.575		100	(23)	7
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	12/20/11	10.811		50	—	2
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	06/20/14	28.192		50	(21)	10
Realogy Corp., 10.500% 04/15/14	5.000% quarterly	06/20/13	10.705		50	(4)	—
Realogy Corp., 10.500% 04/15/14	5.000% quarterly	06/20/14	11.198		250	(33)	4
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	12/20/11	26.958		50	(3)	3
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	06/20/12	26.817		50	(7)	2
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	09/20/12	26.742		50	(9)	3
Barclays Bank plc:
Block Financial LLC, 5.125% 10/30/14	5.000% quarterly	09/20/16	4.502		550	17	(24)
Clear Channel Communications, Inc., 6.875% 06/15/18	5.000% quarterly	06/20/13	11.368		130	(12)	17
Clear Channel Communications, Inc., 6.875% 06/15/18	5.000% quarterly	06/20/13	11.368		180	(17)	21
Clear Channel Communications, Inc., 6.875% 06/15/18	5.000% quarterly	03/20/14	14.781		130	(26)	7
Clear Channel Communications, Inc., 6.875% 06/15/18	5.000% quarterly	09/20/14	16.638		50	(14)	3
ConAgra Foods, Inc., 7.000% 10/01/28	1.000% quarterly	09/20/16	1.082		250	—	1
Dixons Retail plc, 8.750% 08/03/15	5.000% quarterly	06/20/12	8.074	EUR	40	(1)	1
Dixons Retail plc, 8.750% 08/03/15	5.000% quarterly	06/20/12	8.074	EUR	50	(1)	2
Dixons Retail plc, 8.750% 08/03/15	5.000% quarterly	06/20/13	10.316	EUR	100	(11)	8
Dixons Retail plc, 8.750% 08/03/15	5.000% quarterly	06/20/13	10.316	EUR	200	(21)	16
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	03/20/14	16.515		40	(9)	2
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	03/20/14	16.515		50	(11)	4
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	03/20/14	16.515		80	(17)	5
Dynegy Holdings, Inc., 8.375% 05/01/16	5.000% quarterly	12/20/11	17.732		50	(1)	3
Dynegy Holdings, Inc., 8.375% 05/01/16	5.000% quarterly	06/20/13	16.927		40	(6)	2
Dynegy Holdings, Inc., 8.375% 05/01/16	5.000% quarterly	09/20/13	17.062		50	(9)	3
Dynegy Holdings, Inc., 8.375% 05/01/16	5.000% quarterly	09/20/13	17.062		60	(11)	2
Dynegy Holdings, Inc., 8.375% 05/01/16	5.000% quarterly	06/20/14	17.575		50	(12)	3
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	09/20/12	12.955		50	(4)	8
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	09/20/12	12.955		50	(4)	5
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	09/20/12	12.955		50	(4)	5
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	09/20/12	12.955		50	(4)	6
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	09/20/12	12.955		50	(4)	7
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	06/20/13	15.501		50	(8)	4
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	06/20/13	15.501		50	(8)	5
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	06/20/14	16.730		40	(9)	3
First Data Corp., 9.875% 09/24/15	5.000% quarterly	12/20/12	6.726		30	—	1
First Data Corp., 9.875% 09/24/15	5.000% quarterly	12/20/12	6.726		50	(1)	2
First Data Corp., 9.875% 09/24/15	5.000% quarterly	12/20/12	6.726		130	(1)	—

SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
First Data Corp., 9.875% 09/24/15	5.000% quarterly	12/20/12	6.726%	$130	$(1)	$(1)
First Data Corp., 9.875% 09/24/15	5.000% quarterly	12/20/13	8.255	260	(15)	15
Freeport-McMoRan Copper & Gold, Inc., 8.375% 04/01/17	1.000% quarterly	09/20/16	1.571	150	(4)	1
Harrah’s Operating Co., Inc., 5.625% 06/01/15	5.000% quarterly	03/20/13	12.215	120	(11)	1
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	06/20/14	28.192	50	(21)	7
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	06/20/13	27.022	50	(15)	8
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	06/20/13	27.022	100	(30)	4
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	06/20/13	27.022	120	(36)	2
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	03/20/14	28.011	100	(39)	4
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	06/20/14	28.192	50	(21)	7
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	06/20/14	28.192	50	(21)	8
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	06/20/14	28.192	50	(21)	13
Level 3 Communications, Inc., 9.000% 10/15/13	5.000% quarterly	03/20/14	6.194	50	(1)	3
Levi Strauss & Co., 8.875% 04/01/16	5.000% quarterly	06/20/16	6.388	40	(2)	—
Realogy Corp., 10.500% 04/15/14	5.000% quarterly	12/20/12	10.479	30	(2)	2
Rite Aid Corp., 7.700% 02/15/27	5.000% quarterly	09/20/12	7.355	50	(1)	1
Rite Aid Corp., 7.700% 02/15/27	5.000% quarterly	12/20/13	8.405	50	(3)	3
Safeway, Inc., 7.250% 02/01/31	1.000% quarterly	09/20/16	1.336	150	(2)	1
Standard Pacific Corp., 10.750% 09/15/16	5.000% quarterly	09/20/16	7.647	25	(2)	—
Standard Pacific Corp., 10.750% 09/15/16	5.000% quarterly	09/20/16	7.647	300	(28)	(4)
SUPERVALU, Inc., 8.000% 05/01/16	5.000% quarterly	09/20/14	6.972	60	(3)	3
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	12/20/11	26.958	50	(3)	5
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	06/20/12	26.817	40	(6)	3
BNP Paribas:
Boyd Gaming Corp., 6.750% 04/15/14	5.000% quarterly	06/20/14	10.668	50	(6)	1
Dynegy Holdings, Inc., 8.375% 05/01/16	5.000% quarterly	09/20/13	17.062	50	(9)	7
Liz Claiborne, Inc., 5.000% 07/08/13	5.000% quarterly	09/20/13	7.800	100	(4)	3
Level 3 Communications, Inc., 9.000% 10/15/13	5.000% quarterly	03/20/14	6.194	100	(2)	6
Level 3 Communications, Inc., 9.000% 10/15/13	5.000% quarterly	03/20/14	6.194	130	(2)	6
Levi Strauss & Co., 8.875% 04/01/16	5.000% quarterly	06/20/16	6.388	30	(1)	(1)
Liz Claiborne, Inc., 5.000% 07/08/13	5.000% quarterly	09/20/13	7.799	50	(2)	1
R.R. Donnelley & Sons Co., 4.950% 04/01/14	1.000% quarterly	09/20/16	5.796	50	(10)	6
Safeway, Inc., 7.250% 02/01/31	1.000% quarterly	09/20/16	1.336	150	(2)	1
SUPERVALU, Inc., 8.000% 05/01/16	5.000% quarterly	12/20/15	7.737	50	(4)	3
SUPERVALU, Inc., 8.000% 05/01/16	5.000% quarterly	12/20/15	7.737	50	(4)	3
SUPERVALU, Inc., 8.000% 05/01/16	5.000% quarterly	12/20/15	7.737	50	(4)	3
SUPERVALU, Inc., 8.000% 05/01/16	5.000% quarterly	03/20/16	7.855	40	(4)	4
SUPERVALU, Inc., 8.000% 05/01/16	5.000% quarterly	03/20/16	7.855	60	(6)	6
SUPERVALU, Inc., 8.000% 05/01/16	5.000% quarterly	03/20/16	7.855	90	(8)	7
SUPERVALU, Inc., 8.000% 05/01/16	5.000% quarterly	03/20/16	7.855	90	(8)	7
SUPERVALU, Inc., 8.000% 05/01/16	5.000% quarterly	09/20/16	8.054	50	(5)	6
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	12/20/11	26.958	50	(3)	3
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	06/20/12	26.817	40	(6)	1
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	06/20/12	26.817	40	(6)	1
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	09/20/12	26.742	50	(9)	3
Citibank, N.A.:
Block Financial LLC, 5.125% 10/30/14	5.000% quarterly	12/20/12	2.883	130	5	1
Block Financial LLC, 5.125% 10/30/14	5.000% quarterly	03/20/13	3.050	120	5	(1)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	101

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Clear Channel Communications, Inc., 6.875% 06/15/18	5.000% quarterly	03/20/14	14.781%	$50	$(10)	$1
Clear Channel Communications, Inc., 6.875% 06/15/18	5.000% quarterly	03/20/14	14.781	100	(20)	2
Clear Channel Communications, Inc., 6.875% 06/15/18	5.000% quarterly	03/20/14	14.781	120	(24)	3
Clear Channel Communications, Inc., 6.875% 06/15/18	5.000% quarterly	03/20/14	14.781	130	(26)	7
Clorox Co. (The), 3.550% 11/01/15	1.000% quarterly	09/20/16	1.478	50	(1)	—
Dixons Retail plc, 8.750% 08/03/15	5.000% quarterly	06/20/12	8.074	EUR 40	(1)	1
Dynegy Holdings, Inc., 8.375% 05/01/16	5.000% quarterly	09/20/12	16.130	50	(5)	4
Dynegy Holdings, Inc., 8.375% 05/01/16	5.000% quarterly	09/20/12	16.130	50	(5)	3
Dynegy Holdings, Inc., 8.375% 05/01/16	5.000% quarterly	09/20/13	17.062	50	(9)	5
Dynegy Holdings, Inc., 8.375% 05/01/16	5.000% quarterly	09/20/13	17.062	50	(9)	5
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	12/20/11	10.811	50	—	3
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	09/20/12	12.955	50	(4)	8
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	09/20/12	12.955	50	(4)	4
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	09/20/12	12.955	50	(4)	8
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	06/20/14	16.730	50	(12)	7
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	12/20/13	16.256	130	(26)	6
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	12/20/13	16.256	130	(26)	4
First Data Corp., 9.875% 09/24/15	5.000% quarterly	12/20/12	6.726	50	(1)	2
Harrah’s Operating Co., Inc., 5.625% 06/01/15	5.000% quarterly	12/20/12	11.935	130	(9)	4
Harrah’s Operating Co., Inc., 5.625% 06/01/15	5.000% quarterly	03/20/13	12.215	130	(12)	1
Harrah’s Operating Co., Inc., 5.625% 06/01/15	5.000% quarterly	03/20/13	12.215	50	(4)	1
Harrah’s Operating Co., Inc., 5.625% 06/01/15	5.000% quarterly	03/20/13	12.215	50	(4)	1
Harrah’s Operating Co., Inc., 5.625% 06/01/15	5.000% quarterly	03/20/13	12.215	50	(4)	1
Liz Claiborne, Inc., 5.000% 07/08/13	5.000% quarterly	03/20/13	7.598	100	(3)	2
Liz Claiborne, Inc., 5.000% 07/08/13	5.000% quarterly	03/20/13	7.598	100	(3)	2
Liz Claiborne, Inc., 5.000% 07/08/13	5.000% quarterly	09/20/13	7.799	50	(2)	2
Liz Claiborne, Inc., 5.000% 07/08/13	5.000% quarterly	09/20/13	7.799	50	(2)	2
Liz Claiborne, Inc., 5.000% 07/08/13	5.000% quarterly	06/20/14	7.761	50	(3)	2
Liz Claiborne, Inc., 5.000% 07/08/13	5.000% quarterly	06/20/14	7.761	50	(3)	2
Mcclatchy Co. (The), 5.750% 09/01/17	5.000% quarterly	03/20/15	13.701	50	(11)	2
Mcclatchy Co. (The), 5.750% 09/01/17	5.000% quarterly	03/20/15	13.701	50	(11)	2
Mcclatchy Co. (The), 5.750% 09/01/17	5.000% quarterly	03/20/15	13.701	100	(23)	3
Mcclatchy Co. (The), 5.750% 09/01/17	5.000% quarterly	03/20/15	13.701	160	(37)	6
McClatchy Co. (The), 5.750% 09/01/17	5.000% quarterly	06/20/14	12.454	50	(8)	2
Realogy Corp., 10.500% 04/15/14	5.000% quarterly	12/20/12	10.479	130	(7)	7
Realogy Corp., 10.500% 04/15/14	5.000% quarterly	12/20/12	10.479	130	(7)	8
Realogy Corp., 10.500% 04/15/14	5.000% quarterly	12/20/12	10.479	150	(8)	9
Realogy Corp., 10.500% 04/15/14	5.000% quarterly	12/20/13	10.949	130	(14)	16
Rite Aid Corp., 7.700% 02/15/27	5.000% quarterly	12/20/13	8.405	130	(8)	7
SUPERVALU, Inc., 7.500% 05/15/12	5.000% quarterly	12/20/15	7.737	130	(11)	6
Credit Suisse International:
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	09/20/12	12.955	50	(4)	4
Harrah’s Operating Co., Inc., 5.625% 06/01/15	5.000% quarterly	12/20/12	11.935	100	(7)	3
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	03/20/13	26.362	50	(13)	3
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	03/20/13	26.362	100	(26)	6
MBIA Insurance Corp., 0.000% 10/06/10	5.000% quarterly	12/20/12	21.496	100	(17)	34
Rite Aid Corp., 7.700% 02/15/27	5.000% quarterly	03/20/14	8.636	50	(4)	2
SUPERVALU, Inc., 8.000% 05/01/16	5.000% quarterly	03/20/16	7.855	20	(2)	2
SUPERVALU, Inc., 8.000% 05/01/16	5.000% quarterly	03/20/16	7.855	50	(5)	4
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	06/20/12	26.817	50	(7)	2
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	09/20/12	26.742	50	(9)	3

SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	09/20/12	26.742%	$50	$(9)	$4
Deutsche Bank AG, New York:
Amkor Technology, Inc., 9.250% 06/01/16	5.000% quarterly	09/20/16	6.355	50	(2)	(1)
Block Financial LLC, 5.125% 10/30/14	5.000% quarterly	03/20/13	3.050	130	5	(1)
Block Financial LLC, 5.125% 10/30/14	5.000% quarterly	09/20/16	4.502	100	3	(4)
Boyd Gaming Corp., 6.750% 04/15/14	5.000% quarterly	06/20/14	10.668	50	(6)	1
Boyd Gaming Corp., 6.750% 04/15/14	5.000% quarterly	06/20/14	10.668	150	(18)	1
Boyd Gaming Corp., 6.750% 04/15/14	5.000% quarterly	06/20/14	10.668	200	(25)	1
Boyd Gaming Corp., 6.750% 04/15/14	5.000% quarterly	06/20/14	10.668	250	(31)	1
Boyd Gaming Corp., 6.750% 04/15/14	5.000% quarterly	06/20/14	10.668	250	(31)	1
Clear Channel Communications, Inc., 6.875% 06/15/18	5.000% quarterly	09/20/13	11.821	100	(12)	4
Clear Channel Communications, Inc., 6.875% 06/15/18	5.000% quarterly	09/20/14	16.638	80	(22)	3
Dynegy Holdings, Inc., 8.375% 05/01/16	5.000% quarterly	06/20/13	16.927	40	(6)	2
Dynegy Holdings, Inc., 8.375% 05/01/16	5.000% quarterly	06/20/13	16.927	40	(6)	2
Dynegy Holdings, Inc., 8.375% 05/01/16	5.000% quarterly	06/20/13	16.927	50	(8)	2
Dynegy Holdings, Inc., 8.375% 05/01/16	5.000% quarterly	06/20/13	16.927	100	(16)	3
Dynegy Holdings, Inc., 8.375% 05/01/16	5.000% quarterly	06/20/14	17.575	50	(12)	3
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	09/20/12	12.955	50	(4)	9
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	09/20/12	12.955	50	(4)	5
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	09/20/12	12.955	50	(4)	4
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	06/20/13	15.501	50	(8)	4
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	06/20/13	15.501	50	(8)	4
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	06/20/13	15.501	50	(8)	4
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	03/20/14	16.515	20	(4)	2
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	03/20/14	16.515	20	(4)	2
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	06/20/14	16.730	50	(12)	7
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	06/20/14	16.730	100	(24)	13
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	06/20/14	16.730	100	(24)	17
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	06/20/14	16.730	115	(27)	16
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	03/20/14	16.515	100	(22)	6
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	03/20/14	16.515	100	(22)	7
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	03/20/14	16.515	110	(24)	8
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	03/20/14	16.515	200	(44)	8
Energy Future Holdings Corp., 5.550% 11/15/14	5.000% quarterly	12/20/11	20.616	250	(9)	3
Georgia-Pacific LLC, 7.750% 11/15/29	1.000% quarterly	09/20/16	1.823	150	(6)	4
Harrah’s Operating Co., Inc., 5.625% 06/01/15	5.000% quarterly	03/20/13	12.215	50	(5)	—
Harrah’s Operating Co., Inc., 5.625% 06/01/15	5.000% quarterly	03/20/13	12.215	50	(4)	1
Harrah’s Operating Co., Inc., 5.625% 06/01/15	5.000% quarterly	03/20/13	12.215	50	(5)	1
Harrah’s Operating Co., Inc., 5.625% 06/01/15	5.000% quarterly	03/20/13	12.215	50	(5)	1
Harrah’s Operating Co., Inc., 5.625% 06/01/15	5.000% quarterly	03/20/13	12.215	50	(5)	1
Harrah’s Operating Co., Inc., 5.625% 06/01/15	5.000% quarterly	03/20/13	12.215	120	(11)	2
Harrah’s Operating Co., Inc., 5.625% 06/01/15	5.000% quarterly	03/20/13	12.215	140	(13)	1
Harrah’s Operating Co., Inc., 5.625% 06/01/15	5.000% quarterly	03/20/13	12.215	140	(13)	2
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	12/20/11	22.060	50	(2)	2
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	06/20/13	27.022	50	(15)	2
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	06/20/13	27.022	50	(15)	6
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	06/20/13	27.022	50	(15)	7
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	06/20/13	27.022	50	(15)	7
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	06/20/13	27.022	50	(15)	7
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	06/20/13	27.022	50	(15)	8
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	06/20/13	27.022	50	(15)	8
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	06/20/13	27.022	50	(15)	8
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	06/20/13	27.022	100	(30)	14

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	103

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	09/20/13	27.511%	$50	$(17)	$9
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	09/20/13	27.511	50	(17)	10
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	09/20/13	27.511	50	(17)	9
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	03/20/14	28.011	100	(39)	4
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	03/20/14	28.011	150	(58)	9
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	03/20/14	28.011	250	(97)	13
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	06/20/14	28.192	50	(21)	9
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	06/20/14	28.192	50	(21)	10
Liz Claiborne, Inc., 5.000% 07/08/13	5.000% quarterly	03/20/13	7.598	100	(3)	2
Liz Claiborne, Inc., 5.000% 07/08/13	5.000% quarterly	03/20/13	7.598	250	(7)	5
Liz Claiborne, Inc., 5.000% 07/08/13	5.000% quarterly	03/20/14	7.771	90	(5)	3
Liz Claiborne, Inc., 5.000% 07/08/13	5.000% quarterly	06/20/13	7.713	100	(4)	—
Liz Claiborne, Inc., 5.000% 07/08/13	5.000% quarterly	09/20/13	7.799	50	(2)	3
Liz Claiborne, Inc., 5.000% 07/08/13	5.000% quarterly	09/20/13	7.799	50	(2)	3
MBIA Insurance Corp., 0.000% 10/06/10	5.000% quarterly	09/20/12	21.264	50	(7)	7
MBIA Insurance Corp., 0.000% 10/06/10	5.000% quarterly	12/20/12	21.496	50	(9)	17
MBIA Insurance Corp., 0.000% 10/06/10	5.000% quarterly	12/20/12	21.496	130	(22)	44
McClatchy Co. (The), 5.750% 09/01/17	5.000% quarterly	03/20/15	13.701	100	(23)	5
McClatchy Co. (The), 5.750% 09/01/17	5.000% quarterly	03/20/15	13.701	130	(30)	6
McClatchy Co. (The), 5.750% 09/01/17	5.000% quarterly	12/20/12	9.076	50	(2)	1
McClatchy Co. (The), 5.750% 09/01/17	5.000% quarterly	12/20/12	9.076	130	(5)	3
McClatchy Co. (The), 5.750% 09/01/17	5.000% quarterly	12/20/13	11.503	130	(16)	8
McClatchy Co. (The), 5.750% 09/01/17	5.000% quarterly	12/20/13	11.503	130	(16)	7
Realogy Corp., 10.500% 04/15/14	5.000% quarterly	12/20/12	10.479	130	(7)	9
Realogy Corp., 10.500% 04/15/14	5.000% quarterly	06/20/13	10.705	50	(4)	—
Realogy Corp., 10.500% 04/15/14	5.000% quarterly	06/20/14	11.198	50	(7)	2
Rite Aid Corp., 7.700% 02/15/27	5.000% quarterly	12/20/13	8.405	130	(8)	11
Rite Aid Corp., 7.700% 02/15/27	5.000% quarterly	12/20/13	8.405	180	(11)	8
Rite Aid Corp., 7.700% 02/15/27	5.000% quarterly	12/20/13	8.405	230	(14)	13
Rite Aid Corp., 7.700% 02/15/27	5.000% quarterly	12/20/13	8.405	250	(15)	13
Rite Aid Corp., 7.700% 02/15/27	5.000% quarterly	12/20/13	8.405	270	(16)	14
Rite Aid Corp., 7.700% 02/15/27	5.000% quarterly	03/20/14	8.636	600	(42)	37
SUPERVALU, Inc., 7.500% 05/15/12	5.000% quarterly	12/20/15	7.737	130	(11)	6
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	12/20/11	26.958	50	(3)	3
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	12/20/11	26.958	50	(3)	3
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	12/20/11	26.958	100	(5)	2
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	03/20/12	26.960	100	(10)	4
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	06/20/12	26.817	40	(6)	2
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	06/20/12	26.817	50	(7)	3
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	06/20/12	26.817	50	(7)	1
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	06/20/12	26.817	100	(15)	2
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	09/20/12	26.742	50	(9)	3
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	09/20/12	26.742	50	(9)	4

SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	09/20/12	26.742%	$50	$(9)	$4
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	09/20/12	26.742	50	(9)	5
Morgan Stanley Capital Services:
Block Financial LLC, 5.125% 10/30/14	5.000% quarterly	09/20/16	4.502	50	2	(1)
Boyd Gaming Corp., 6.750% 04/15/14	5.000% quarterly	06/20/14	10.668	130	(16)	2
Clear Channel Communications, Inc., 6.875% 06/15/18	5.000% quarterly	06/20/13	11.368	50	(5)	—
Clear Channel Communications, Inc., 6.875% 06/15/18	5.000% quarterly	03/20/14	14.781	130	(26)	7
Clear Channel Communications, Inc., 6.875% 06/15/18	5.000% quarterly	06/20/14	15.810	130	(31)	5
Clear Channel Communications, Inc., 6.875% 06/15/18	5.000% quarterly	09/20/14	16.638	80	(22)	3
Clear Channel Communications, Inc., 6.875% 06/15/18	5.000% quarterly	09/20/14	16.638	80	(22)	3
Clorox Co. (The), 3.550% 11/01/15	1.000% quarterly	09/20/16	1.478	50	(1)	—
Dynegy Holdings, Inc., 8.375% 05/01/16	5.000% quarterly	12/20/11	17.732	50	(1)	3
Dynegy Holdings, Inc., 8.375% 05/01/16	5.000% quarterly	06/20/13	16.927	10	(2)	—
Dynegy Holdings, Inc., 8.375% 05/01/16	5.000% quarterly	06/20/13	16.927	50	(8)	2
Dynegy Holdings, Inc., 8.375% 05/01/16	5.000% quarterly	06/20/13	16.927	50	(8)	1
Dynegy Holdings, Inc., 8.375% 05/01/16	5.000% quarterly	06/20/13	16.927	170	(27)	4
Dynegy Holdings, Inc., 8.375% 05/01/16	5.000% quarterly	09/20/13	17.062	50	(9)	6
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	12/20/13	16.256	180	(36)	8
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	03/20/14	16.515	20	(4)	1
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	03/20/14	16.515	50	(11)	3
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	03/20/14	16.515	50	(11)	3
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	03/20/14	16.515	100	(22)	6
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	12/20/11	10.811	50	— (h)	2
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	12/20/11	10.811	50	— (h)	3
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	12/20/11	10.811	50	— (h)	3
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	12/20/11	10.811	50	— (h)	3
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	09/20/12	12.955	50	(4)	8
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	09/20/12	12.955	50	(4)	5
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	09/20/12	12.955	50	(4)	6
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	09/20/12	12.955	50	(4)	7
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	09/20/12	12.955	50	(4)	8
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	12/20/12	14.142	50	(5)	5
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	12/20/12	14.142	50	(5)	5
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	03/20/14	16.515	30	(7)	3
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	06/20/14	16.730	50	(12)	7
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	06/20/14	16.730	50	(12)	7
Harrah’s Operating Co., Inc., 5.625% 06/01/15	5.000% quarterly	03/20/13	12.215	50	(5)	—
Harrah’s Operating Co., Inc., 5.625% 06/01/15	5.000% quarterly	03/20/13	12.215	20	(2)	—
Harrah’s Operating Co., Inc., 5.625% 06/01/15	5.000% quarterly	03/20/13	12.215	30	(3)	—
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	12/20/11	22.060	50	(2)	2
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	12/20/11	22.060	50	(2)	2
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	12/20/11	22.060	50	(2)	3
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	09/20/12	24.065	50	(8)	3
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	03/20/13	26.362	50	(13)	3
McClatchy Co. (The), 5.750% 09/01/17	5.000% quarterly	12/20/12	9.076	50	(2)	—
McClatchy Co. (The), 5.750% 09/01/17	5.000% quarterly	06/20/14	12.454	110	(18)	—
McClatchy Co. (The), 5.750% 09/01/17	5.000% quarterly	12/20/12	9.076	50	(2)	—
McClatchy Co. (The), 5.750% 09/01/17	5.000% quarterly	12/20/13	11.503	200	(24)	10
McClatchy Co. (The), 5.750% 09/01/17	5.000% quarterly	06/20/14	12.454	50	(8)	2
McClatchy Co. (The), 5.750% 09/01/17	5.000% quarterly	06/20/14	12.454	50	(8)	2
Realogy Corp., 10.500% 04/15/14	5.000% quarterly	12/20/12	10.479	10	(1)	6
Realogy Corp., 10.500% 04/15/14	5.000% quarterly	12/20/13	10.949	130	(14)	17

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	105

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Safeway, Inc., 7.250% 02/01/31	1.000% quarterly	09/20/16	1.336%	$150	$(2)	$1
Safeway, Inc., 7.250% 02/01/31	1.000% quarterly	09/20/16	1.336	150	(2)	2
SUPERVALU, Inc., 8.000% 05/01/16	5.000% quarterly	03/20/16	7.855	30	(3)	3
SUPERVALU, Inc., 8.000% 05/01/16	5.000% quarterly	03/20/16	7.855	130	(12)	11
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	09/20/11	26.960	90	— (h)	8
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	12/20/11	26.958	100	(5)	4
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	03/20/12	26.960	100	(10)	2
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	03/20/12	26.960	130	(13)	19
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	06/20/12	26.817	100	(15)	2
Royal Bank of Scotland:
Caesars Entertainment Operating Co., Inc., 5.375% 12/15/13	5.000% quarterly	03/20/13	12.215	70	(6)	1
Dynegy Holdings, Inc., 8.375% 05/01/16	5.000% quarterly	09/20/13	17.062	50	(9)	8
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	03/20/14	16.515	50	(11)	4
Harrah’s Operating Co., Inc., 5.625% 06/01/15	5.000% quarterly	03/20/13	12.215	50	(5)	—
Harrah’s Operating Co., Inc., 5.625% 06/01/15	5.000% quarterly	03/20/13	12.215	40	(4)	1
Harrah’s Operating Co., Inc., 5.625% 06/01/15	5.000% quarterly	03/20/13	12.215	50	(4)	1
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	09/20/12	24.065	50	(8)	9
Union Bank of Switzerland AG:
Block Financial LLC, 5.125% 10/30/14	5.000% quarterly	03/20/13	3.050	50	2	—
Clear Channel Communications, Inc., 6.875% 06/15/18	5.000% quarterly	09/20/14	16.639	100	(28)	10
Clear Channel Communications, Inc., 6.875% 06/15/18	5.000% quarterly	09/20/14	16.638	150	(41)	6
Clorox Co. (The), 3.550% 11/01/15	1.000% quarterly	09/20/16	1.478	150	(3)	—
Clorox Co. (The), 3.550% 11/01/15	1.000% quarterly	09/20/16	1.478	300	(6)	1
Cooper Tire & Rubber Co., 7.625% 03/15/27	5.000% quarterly	09/20/16	5.684	150	(3)	(9)
Dynegy Holdings, Inc., 8.375% 05/01/16	5.000% quarterly	12/20/11	17.732	50	(1)	3
Dynegy Holdings, Inc., 8.375% 05/01/16	5.000% quarterly	12/20/11	17.732	50	(1)	3
Dynegy Holdings, Inc., 8.375% 05/01/16	5.000% quarterly	06/20/13	16.927	40	(6)	1
Dynegy Holdings, Inc., 8.375% 05/01/16	5.000% quarterly	06/20/13	16.927	110	(18)	3
Dynegy Holdings, Inc., 8.375% 05/01/16	5.000% quarterly	09/20/13	17.062	50	(9)	6
Dynegy Holdings, Inc., 8.375% 05/01/16	5.000% quarterly	09/20/13	17.062	50	(9)	6
Dynegy Holdings, Inc., 8.375% 05/01/16	5.000% quarterly	09/20/13	17.062	50	(9)	6
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	12/20/13	16.256	130	(26)	6
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	03/20/14	16.515	100	(22)	6
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	03/20/14	16.515	200	(44)	11
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	03/20/15	16.744	80	(22)	11
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	03/20/15	16.744	250	(69)	29
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	09/20/12	12.955	100	(7)	12
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	06/20/14	16.730	60	(14)	8
Eastman Kodak Co., 7.250% 11/15/13*	5.000% quarterly	06/20/14	16.730	115	(27)	16
First Data Corp., 9.875% 09/24/15	5.000% quarterly	12/20/12	6.726	130	(1)	1
First Data Corp., 9.875% 09/24/15	5.000% quarterly	12/20/12	6.726	500	(6)	5
Freeport-McMoRan Copper & Gold, Inc., 8.375% 04/01/17	1.000% quarterly	09/20/16	1.571	250	(6)	2
Gannett Co., Inc., 6.375% 04/01/12*	5.000% quarterly	06/20/14	2.968	200	15	(21)
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	03/20/14	28.010	80	(31)	8
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	03/20/14	28.010	80	(31)	9
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	06/20/14	28.192	50	(21)	7
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	09/20/12	24.065	50	(8)	6
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	09/20/12	24.065	50	(8)	7
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	06/20/13	27.022	50	(15)	8
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	03/20/14	28.011	50	(19)	2

SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	03/20/14	28.011%	$50	$(19)	$2
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	03/20/14	28.010	50	(19)	5
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	03/20/14	28.010	50	(19)	5
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	03/20/14	28.011	80	(31)	4
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	03/20/14	28.011	200	(78)	8
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	06/20/14	28.192	100	(41)	16
Lennar Corp., 6.500% 04/15/16*	5.000% quarterly	06/20/13	3.339	210	8	(15)
Level 3 Communications, Inc., 15.000% 01/15/13	5.000% quarterly	03/20/14	6.194	20	— (h)	—
Level 3 Communications, Inc., 9.000% 10/15/13	5.000% quarterly	06/20/13	5.174	60	— (h)	15
Level 3 Communications, Inc., 9.000% 10/15/13	5.000% quarterly	03/20/14	6.194	100	(2)	5
Level 3 Communications, Inc., 9.000% 10/15/13	5.000% quarterly	03/20/14	6.194	100	(2)	6
Level 3 Communications, Inc., 9.000% 10/15/13	5.000% quarterly	03/20/15	7.138	50	(3)	6
Liz Claiborne, Inc., 5.000% 07/08/13	5.000% quarterly	03/20/13	7.598	240	(7)	5
Liz Claiborne, Inc., 5.000% 07/08/13	5.000% quarterly	03/20/14	7.771	300	(15)	8
Macy’s, Inc., 7.450% 07/15/17	1.000% quarterly	09/20/16	1.599	250	(7)	2
MBIA Insurance Corp., 0.000% 10/06/10	5.000% quarterly	09/20/12	21.264	100	(14)	14
MBIA Insurance Corp., 0.000% 10/06/10	5.000% quarterly	12/20/12	21.496	130	(22)	41
McClatchy Co. (The), 5.750% 09/01/17	5.000% quarterly	06/20/14	12.454	100	(16)	3
McClatchy Co. (The), 5.750% 09/01/17	5.000% quarterly	12/20/12	9.076	50	(2)	1
McClatchy Co. (The), 5.750% 09/01/17	5.000% quarterly	06/20/14	12.454	25	(4)	1
Realogy Corp., 10.500% 04/15/14	5.000% quarterly	12/20/11	10.103	130	(1)	5
Realogy Corp., 10.500% 04/15/14	5.000% quarterly	12/20/12	10.479	130	(7)	7
Realogy Corp., 10.500% 04/15/14	5.000% quarterly	12/20/13	10.949	130	(14)	17
Rite Aid Corp., 7.700% 02/15/27	5.000% quarterly	12/20/13	8.405	50	(3)	2
Rite Aid Corp., 7.700% 02/15/27	5.000% quarterly	12/20/13	8.405	130	(8)	7
Rite Aid Corp., 7.700% 02/15/27	5.000% quarterly	03/20/14	8.636	30	(2)	1
SUPERVALU, Inc., 7.500% 05/15/12	5.000% quarterly	12/20/15	7.737	130	(11)	6
SUPERVALU, Inc., 8.000% 05/01/16	5.000% quarterly	12/20/15	7.737	130	(11)	5
SUPERVALU, Inc., 8.000% 05/01/16	5.000% quarterly	12/20/15	7.737	130	(11)	7
SUPERVALU, Inc., 8.000% 05/01/16	5.000% quarterly	12/20/15	7.737	130	(11)	8
SUPERVALU, Inc., 8.000% 05/01/16	5.000% quarterly	12/20/15	7.737	310	(26)	17
SUPERVALU, Inc., 8.000% 05/01/16	5.000% quarterly	03/20/16	7.855	50	(5)	5
SUPERVALU, Inc., 8.000% 05/01/16	5.000% quarterly	03/20/16	7.855	180	(17)	14
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	03/20/12	26.960	50	(5)	5
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	06/20/12	26.817	40	(6)	1

					$(4,040)	$1,785

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Barclays Bank plc:
CMBX.NA.A.3.1	0.620% monthly	12/13/49	24.825%	$260	$(186)	$182
Citibank, N.A.:
CMBX.NA.A.2	0.250% monthly	03/15/49	18.981	280	(166)	133
CMBX.NA.AJ.4	0.960% monthly	02/17/51	11.793	350	(156)	114
Credit Suisse International:
CMBX.NA.AAA.4	0.350% monthly	02/17/51	2.494	900	(100)	211
Deutsche Bank AG, New York:
CMBX.NA.A.2.1	0.250% monthly	03/15/49	18.981	260	(154)	131

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	107

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Morgan Stanley Capital Services:
CMBX.NA.A.2.1	0.250% monthly	03/15/49	18.981%	$260	$(154)	$131
CMBX.NA.A.3.1	0.620% monthly	12/13/49	24.825	140	(99)	98
Royal Bank of Scotland:
ABX.HE.PENAAA.06.2	0.110% monthly	05/25/46	34.838	300	47	(2,098)
ABX.HE.PENAAA.07.2	0.760% monthly	01/25/38	41.243	10,200	(6,130)	6,126
CMBX.NA.AJ.4	0.960% monthly	02/17/51	11.793	450	(201)	229
Union Bank of Switzerland AG:
CDX.NA.IG.16	1.000% quarterly	06/20/16	1.152	600	(2)	(1)

					$(7,301)	$5,256

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay any upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[3]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations.
[4]	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to make and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
*	The Fund has purchased credit default swaps with identical underlying reference obligations; net amounts received by the Fund from settlement of purchased protection may offset potential amounts paid at a credit event for protection sold.

Return Swaps
SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES RATE (r)	FUND PAYS FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT	UNREALIZED APPRECIATION/ DEPRECIATION
Bank of America:
Markit IOS Index, 5% 30 year Fannie Mae Pools	1 month USD LIBOR and decreases in total return of index	5.000% and increases in total return of index	01/12/41	$1,100	(4)
Citibank, N.A.:
Markit IOS Index, 5% 30 year Fannie Mae Pools	1 month USD LIBOR and decreases in total return of index	5.000% and increases in total return of index	01/12/41	1,000	(3)

					(7)

SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

Interest Rate Swaps
	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America	1.246% semi-annually	3 month LIBOR quarterly	9/1/16	$650	$1
Barclays Bank plc	1.835% semi-annually	3 month LIBOR quarterly	7/10/16	1,320	(42)
Barclays Bank plc	2.426% semi-annually	3 month LIBOR quarterly	8/30/21	300	(1)
Barclays Bank plc	3 month LIBOR quarterly	3.121% semi-annually	7/10/21	714	51
Deutsche Bank AG, New York	3 month LIBOR quarterly	4.045% semi-annually	8/9/41	2,384	378
Deutsche Bank AG, New York	1.975% semi-annually	3 month LIBOR quarterly	8/9/16	8,849	(323)
Deutsche Bank AG, New York	1.253% semi-annually	3 month LIBOR quarterly	9/1/16	350	— (h)

					$64

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	109

JPMorgan Income Funds

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AS OF AUGUST 31, 2011 (Unaudited)

ADR	— American Depositary Receipt
ARS	— Argentine Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CLN

—  Credit-Linked Notes. The credit ratings disclosed for the underlying referenced obligations provide an indication of the likelihood or risk that the underlying sovereign issuer will default on payment of principal or interest. The credit ratings on these securities represent the rating from a nationally recognized statistical rating organization and are as of August 31, 2011. Credit ratings are generally considered to be lagging indicators, and as such, credit risk could be greater than the current ratings would indicate.

CLP	— Chilean Peso
CMO	— Collateralized Mortgage Obligation
CNY	— China Yuan
COP	— Colombian Peso
CZK	— Czech Republic Koruna
DOP	— Dominican Peso
EDA	— Economic Development Authority
ETN	— Exchange Traded Note
EUR	— Euro
GBP	— British Pound
GO	— General Obligation
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
IF

—  Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of August 31, 2011. The rate may be subject to a cap and floor.

INR	— Indian Rupee
IO

—  Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JPY	— Japanese Yen
KRW	— Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
PEN	— Peru Nuevo Sol
PIK	— Payment-in-Kind
PLN	— Polish Zloty
Reg. S.

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

REMICS	— Real Estate Mortgage Investment Conduits
Rev.	— Revenue
RUB	— Russian Ruble
SPDR	— Standard & Poor’s Depository Receipts

STRIPS

—  Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities

SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of August 31, 2011.
TBA	— To Be Announced
THB	— Thai Baht
TRY	— New Turkish Lira
TWD	— Taiwan Dollar
USD	— United States Dollar
UYU	— Uruguayan Peso
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of August 31, 2011.
ZAR	— South African Rand

(~)

—  Securities are guaranteed by the Federal Deposit Insurance Corporation (FDIC) under its Temporary Liquidity Guarantee Program (TLGP). Under this program, the FDIC guarantees, with the full faith and credit of the U.S. government, the payment of principal and interest. The expiration of the FDIC’s guarantee is the earlier of the maturity date of the debt or December 31, 2012.

†	— The following approximates the value of investments restricted as collateral for swaps to various brokers (amounts in thousands):

Fund	Value
Credit Opportunities Fund	$1,090
Emerging Markets Debt Fund	840
Strategic Income Opportunities Fund	342,090
Total Return Fund	8,000

^	— All or a portion of the security is unsettled as of August 31, 2011. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

(a)	— Non-income producing security.
(b)	— Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	— Defaulted Security.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)

—  Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The following approximates the value and percentage of these investments based on total investments (amounts in thousands):

Fund	Value		Percentage
Emerging Markets Debt Fund	$17,150		3.4%
Strategic Income Opportunities Fund	154,076		1.0
Total Return Fund	—	(h)	—	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

(g)	— Amount rounds to less than 0.1%.
(h)	— Amounts rounds to less than one thousand (shares or dollars).
(i)	— Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	— All or a portion of this security is deposited with the broker as collateral for futures or with brokers as margins for futures contracts.
(l)	— The rate shown is the current yield as of August 31, 2011.
(m)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and forward foreign currency contracts.

(n)	— The rate shown is the effective yield at the date of purchase.
(r)	— Rates shown are per annum and payments are as described.
(t)	— The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(x)

—  Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of August 31, 2011.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	111

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2011 (Unaudited)

(Amounts in thousands, except per share amounts)

	Credit Opportunities Fund		Emerging Markets Debt Fund	Multi-Sector Income Fund
ASSETS:
Investments in non-affiliates, at value	$59,187		$485,464	$335,501
Investments in affiliates, at value	4,531		15,777	58,091
Investments in affiliates — restricted, at value	1,090		840	—

Total investment securities, at value	64,808		502,081	393,592
Cash	—		—	1,102
Foreign currency, at value	29		1,379	430
Deposits at broker for futures contracts	—		—	891
Receivables:
Investment securities sold	24		—	—
Fund shares sold	—		428	985
Interest and dividends from non-affiliates	764		9,175	4,757
Interest and dividends from affiliates	—	(a)	1	5
Variation margin on futures contracts	—		22	89
Unrealized appreciation on forward foreign currency exchange contracts	—		2,792	1,369
Outstanding swap contracts, at value	448		811	—
Due from Administrator	—	(a)	—	—

Total Assets	66,073		516,689	403,220

LIABILITIES:
Payables:
Dividends	187		805	1,226
Investment securities purchased	105		2,413	2,420
Investment securities purchased — delayed delivery securities	—		—	35,863
Fund shares redeemed	5		268	170
Interest (See Note 8)	—		140	—
Unrealized depreciation on forward foreign currency exchange contracts	—		2,719	1,606
Outstanding swap contracts, at value	2,327		487	—
Accrued liabilities:
Investment advisory fees	7		259	96
Administration Fees	—		39	27
Shareholder servicing fees	11		50	61
Distribution fees	—	(a)	19	—	(a)
Custodian and accounting fees	27		64	26
Collateral management fees	4		2	—
Trustees’ and Chief Compliance Officer’s fees	—	(a)	4	1
Other	61		45	154

Total Liabilities	2,734		7,314	41,650

Net Assets	$63,339		$509,375	$361,570

SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

	Credit Opportunities Fund	Emerging Markets Debt Fund	Multi-Sector Income Fund
NET ASSETS:
Paid in capital	$64,388	$557,367	$364,650
Accumulated undistributed (distributions in excess of) net investment income	(6)	566	1,091
Accumulated net realized gains (losses)	352	(65,476)	(2,797)
Net unrealized appreciation (depreciation)	(1,395)	16,918	(1,374)

Total Net Assets	$63,339	$509,375	$361,570

NET ASSETS:
Class A	$1,077	$58,731	$56
Class C	51	11,072	132
Class R2	51	—	51
Class R5	51	219,258	51
Class R6	51	—	—
Select Class	62,058	220,314	361,280

Total	$63,339	$509,375	$361,570

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	107	7,105	6
Class C	5	1,340	13
Class R2	5	—	5
Class R5	5	26,477	5
Class R6	5	—	—
Select Class	6,206	26,628	36,182

Net Asset Value:
Class A — Redemption price per share	$10.00	$8.27	$9.99
Class C — Offering price per share (b)	10.00	8.26	9.97
Class R2 — Offering and redemption price per share	10.00	—	9.98
Class R5 — Offering and redemption price per share	10.00	8.28	9.99
Class R6 — Offering and redemption price per share	10.00	—	—
Select Class — Offering and redemption price per share	10.00	8.27	9.99
Class A maximum sales charge	3.75%	3.75%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$10.39	$8.59	$10.38

Cost of investments in non-affiliates	$59,394	$468,256	$337,475
Cost of investments in affiliates	4,531	15,777	58,091
Cost of investments in affiliates — restricted	1,090	840	—
Cost of foreign currency	29	1,381	428
Premiums paid on swaps	300	803	—
Premiums received on swaps	991	70	—

(a)	Amount rounds to less than $1,000.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	113

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	Real Return Fund		Strategic Income Opportunities Fund	Total Return Fund
ASSETS:
Investments in non-affiliates, at value	$116,498		$5,991,530	$295,324
Investments in affiliates, at value	300		9,383,891	96,645
Investments in affiliates — restricted, at value	—		342,090	8,000

Total investment securities, at value	116,798		15,717,511	399,969
Cash	—		146	44
Restricted cash	—		13,610	—
Foreign currency, at value	—		38,916	28
Receivables:
Investment securities sold	1,765		122,629	47
Investment securities sold — delayed delivery securities	—		2,458,470	24,296
Fund shares sold	334		29,462	131
Interest and dividends from non-affiliates	323		77,988	1,829
Interest and dividends from affiliates	—	(a)	594	6
Variation margin on futures contracts	—		645	—
Unrealized appreciation on forward foreign currency exchange contracts	—		1,668	12
Outstanding swap contracts, at value	—		221,749	4,693
Prepaid expenses and other assets	4		—	64

Total Assets	119,224		18,683,388	431,119

LIABILITIES:
Payables:
Dividends	—		13,164	680
TBA short commitment, at value	—		1,186,743	10,049
Investment securities purchased	1,530		182,803	137
Investment securities purchased — delayed delivery securities	—		2,317,768	121,490
Fund shares redeemed	137		25,561	125
Variation margin on futures contracts	2		—	87
Unrealized depreciation on forward foreign currency exchange contracts	—		4,606	21
Unrealized depreciation on unfunded commitments	—		631	—
Outstanding options written, at fair value	—		528	5
Outstanding swap contracts, at value	—		538,902	12,191
Accrued liabilities:
Investment advisory fees	18		3,874	38
Administration Fees	8		697	24
Shareholder servicing fees	5		2,464	36
Distribution fees	34		1,389	2
Custodian and accounting fees	33		203	68
Collateral management fees	—		17	4
Trustees’ and Chief Compliance Officer’s fees	1		14	3
Other	41		58	112

Total Liabilities	1,809		4,279,422	145,072

Net Assets	$117,415		$14,403,966	$286,047

SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

	Real Return Fund	Strategic Income Opportunities Fund	Total Return Fund
NET ASSETS:
Paid in capital	$104,976	$14,430,609	$267,544
Accumulated undistributed (distributions in excess of) net investment income	(98)	6,659	52
Accumulated net realized gains (losses)	1,274	150,795	14,570
Net unrealized appreciation (depreciation)	11,263	(184,097)	3,881

Total Net Assets	$117,415	$14,403,966	$286,047

Net Assets:
Class A	$34,076	$2,628,589	$3,989
Class C	42,960	1,272,962	2,177
Class R5	—	105,090	67
Institutional Class	36,955	—	—
Select Class	3,424	10,397,325	279,814

Total	$117,415	$14,403,966	$286,047

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	3,330	227,115	378
Class C	4,236	110,074	206
Class R5	—	9,056	6
Institutional Class	3,583	—	—
Select Class	332	896,285	26,459

Net Asset Value:
Class A — Redemption price per share	$10.23	$11.57	$10.56
Class C — Offering price per share (b)	10.14	11.56	10.55
Class R5 — Offering and redemption price per share	—	11.60	10.57
Institutional Class — Offering and redemption price per share	10.32	—	—
Select Class — Offering and redemption price per share	10.30	11.60	10.58
Class A maximum sales charge	3.75%	3.75%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$10.63	$12.02	$10.97

Cost of investments in non-affiliates	$105,233	$5,989,386	$286,021
Cost of investments in affiliates	300	9,383,891	96,645
Cost of investments in affiliates — restricted	—	342,090	8,000
Cost of foreign currency	—	38,457	28
Proceeds from short TBAs	—	1,193,043	10,110
Premiums paid on swaps	—	173,649	7,420
Premiums received on swaps	—	305,455	9,672
Premiums received from options written	—	578	6

(a)	Amount rounds to less than $1,000.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	115

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited)

(Amounts in thousands)

	Credit Opportunities Fund		Emerging Markets Debt Fund	Multi-Sector Income Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$1,100		$16,865	$4,587
Dividend income from non-affiliates	2		—	—
Interest income from affiliates	—		—	2
Dividend income from affiliates	4		5	6
Foreign taxes withheld	—		—	(15)

Total investment income	1,106		16,870	4,580

EXPENSES:
Investment advisory fees	114		1,753	525
Administration fees	25		221	103
Distribution fees:
Class A	1		80	— (a)
Class C	—	(a)	35	— (a)
Class R2	—	(a)	—	— (a)
Shareholder servicing fees:
Class A	1		80	— (a)
Class C	—	(a)	12	— (a)
Class R2	—	(a)	—	— (a)
Class R5	—	(a)	52	— (a)
Select Class	71		272	291
Custodian and accounting fees	27		58	30
Collateral management fees	7		5	—
Interest expense to affiliates	—		2	—
Professional fees	52		51	84
Trustees’ and Chief Compliance Officer’s fees	—	(a)	3	1
Printing and mailing costs	19		13	25
Registration and filing fees	101		32	81
Transfer agent fees	6		88	11
Other	4		11	6

Total expenses	428		2,768	1,157

Less amounts waived	(137)		(369)	(271)
Less earnings credits	—	(a)	— (a)	— (a)
Less expense reimbursements	(108)		—	(75)

Net expenses	183		2,399	811

Net investment income (loss)	923		14,471	3,769

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	98		(553)	1,168
Futures	—		706	(2,666)
Foreign currency transactions	—	(a)	817	(913)
Options written	—		—	1
Swaps	236		1,525	(328)

Net realized gain (loss)	334		2,495	(2,738)

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	(244)		18,200	(2,447)
Futures	—		45	917
Foreign currency translations	—	(a)	338	(26)
Swaps	(1,298)		(151)	—

Change in net unrealized appreciation (depreciation)	(1,542)		18,432	(1,556)

Net realized/unrealized gains (losses)	(1,208)		20,927	(4,294)

Change in net assets resulting from operations	$(285)		$35,398	$(525)

SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

	Real Return Fund	Strategic Income Opportunities Fund	Total Return Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$3,591	$216,496	$6,199
Dividend income from non-affiliates	—	2,862	—
Interest income from affiliates	2	2	1
Dividend income from affiliates	— (a)	3,470	28

Total investment income	3,593	222,830	6,228

EXPENSES:
Investment advisory fees	194	32,628	446
Administration fees	49	6,391	131
Distribution fees:
Class A	37	3,407	4
Class C	149	4,750	8
Shareholder servicing fees:
Class A	37	3,407	4
Class C	50	1,583	3
Class R5	—	9	— (a)
Institutional Class	17	—	—
Select Class	10	13,093	365
Custodian and accounting fees	11	358	125
Collateral management fees	— (a)	29	9
Interest expense to affiliates	—	2	—
Professional fees	30	98	40
Trustees’ and Chief Compliance Officer’s fees	1	47	2
Printing and mailing costs	9	326	4
Registration and filing fees	18	179	34
Transfer agent fees	42	1,310	7
Other	4	56	12

Total expenses	658	67,673	1,194

Less amounts waived	(162)	(14,177)	(291)
Less earnings credits	— (a)	(1)	— (a)

Net expenses	496	53,495	903

Net investment income (loss)	3,097	169,335	5,325

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	3,944	30,332	9,314
Futures	(62)	(57,110)	2,195
Foreign currency transactions	—	(1,871)	9
Options written	—	2,488	73
Swaps	98	142,709	1,713

Net realized gain (loss)	3,980	116,548	13,304

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	2,452	(333,565)	(4,580)
Futures	21	(2,831)	(234)
Foreign currency translations	(2)	(327)	(10)
Options Written	—	(2,652)	(74)
Swaps	(52)	(307,247)	(3,743)
Unfunded commitments	—	(632)	—

Change in net unrealized appreciation (depreciation)	2,419	(647,254)	(8,641)

Net realized/unrealized gains (losses)	6,399	(530,706)	4,663

Change in net assets resulting from operations	$9,496	$(361,371)	$9,988

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	117

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Credit Opportunities Fund			Emerging Markets Debt Fund
	Six Months Ended 8/31/2011 (Unaudited)	Period Ended 2/28/2011 (a)		Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$923	$74		$14,471	$16,677
Net realized gain (loss)	334	18		2,495	8,496
Change in net unrealized appreciation (depreciation)	(1,542)	147		18,432	(6,307)

Change in net assets resulting from operations	(285)	239		35,398	18,866

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(5)	(1)		(1,875)	(2,261)
Class C
From net investment income	(1)	—	(b)	(253)	(442)
Class R2
From net investment income	(1)	—	(b)	—	—
Class R5
From net investment income	(1)	—	(b)	(6,638)	(6,111)
Class R6
From net investment income	(1)	—	(b)	—	—
Select Class
From net investment income	(923)	(70)		(6,662)	(7,936)

Total distributions to shareholders	(932)	(71)		(15,428)	(16,750)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	54,059	10,329		22,721	277,396

NET ASSETS:
Change in net assets	52,842	10,497		42,691	279,512
Beginning of period	10,497	—		466,684	187,172

End of period	$63,339	$10,497		$509,375	$466,684

Accumulated undistributed (distributions in excess of) net investment income	$(6)	$3		$566	$1,523

(a)	Commencement of operations was December 1, 2010.
(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

	Multi-Sector Income Fund			Real Return Fund
	Six Months Ended 8/31/2011 (Unaudited)	Period Ended 2/28/2011 (a)		Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$3,769	$203		$3,097	$3,645
Net realized gain (loss)	(2,738)	(87)		3,980	3,799
Change in net unrealized appreciation (depreciation)	(1,556)	182		2,419	3,426

Change in net assets resulting from operations	(525)	298		9,496	10,870

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	— (b)	—	(b)	(918)	(755)
Class C
From net investment income	(1)	—	(b)	(1,135)	(803)
Class R2
From net investment income	— (b)	—	(b)	—	—
Class R5
From net investment income	(1)	—	(b)	—	—
Institutional Class
From net investment income	—	—		(1,073)	(935)
Select Class
From net investment income	(2,678)	(173)		(84)	(1,135)

Total distributions to shareholders	(2,680)	(173)		(3,210)	(3,628)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	274,834	89,806		(23,795)	(46,891)

Payment by affiliate (see Note 3)	10	—		—	—

NET ASSETS:
Change in net assets	271,639	89,931		(17,509)	(39,649)
Beginning of period	89,931	—		134,924	174,573

End of period	$361,570	$89,931		$117,415	$134,924

Accumulated undistributed (distributions in excess of) net investment income	$1,091	$2		$(98)	$15

(a)	Commencement of operations was December 1, 2010.
(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	119

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Strategic Income Opportunities Fund		Total Return Fund
	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$169,335	$295,961	$5,325	$16,047
Net realized gain (loss)	116,548	37,599	13,304	12,584
Change in net unrealized appreciation (depreciation)	(647,254)	341,399	(8,641)	4,649

Change in net assets resulting from operations	(361,371)	674,959	9,988	33,280

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(29,317)	(52,601)	(57)	(109)
From net realized gains	—	(1,921)	—	(322)
Class C
From net investment income	(10,573)	(20,585)	(29)	(42)
From net realized gains	—	(937)	—	(92)
Class R5
From net investment income	(539)	(17)	(1)	(3)
From net realized gains	—	— (a)	—	(3)
Select Class
From net investment income	(125,182)	(219,138)	(5,221)	(15,478)
From net realized gains	—	(7,481)	—	(16,099)

Total distributions to shareholders	(165,611)	(302,680)	(5,308)	(32,148)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	1,919,732	5,387,638	(23,601)	(53,012)

NET ASSETS:
Change in net assets	1,392,750	5,759,917	(18,921)	(51,880)
Beginning of period	13,011,216	7,251,299	304,968	356,848

End of period	$14,403,966	$13,011,216	$286,047	$304,968

Accumulated undistributed (distributions in excess of) net investment income	$6,659	$2,935	$52	$35

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

	Credit Opportunities Fund			Emerging Markets Debt Fund
	Six Months Ended 8/31/2011 (Unaudited)	Period Ended 2/28/2011 (a)		Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$1,023	$74		$16,768	$69,806
Dividends and distributions reinvested	5	—	(b)	1,817	2,181
Cost of shares redeemed	(5)	(1)		(34,395)	(19,533)
Redemption fees	—	—		1	3

Change in net assets from Class A capital transactions	$1,023	$73		$(15,809)	$52,457

Class C
Proceeds from shares issued	$87	$50		$3,057	$8,111
Dividends and distributions reinvested	1	—	(b)	195	366
Cost of shares redeemed	(87)	—		(1,134)	(5,670)
Redemption fees	—	—		— (b)	1

Change in net assets from Class C capital transactions	$1	$50		$2,118	$2,808

Class R2
Proceeds from shares issued	$—	$50		—	—
Dividends and distributions reinvested	— (b)	—	(b)	—	—

Change in net assets from Class R2 capital transactions	$— (b)	$50		—	—

Class R5
Proceeds from shares issued	$—	$50		$39,983	$126,753
Dividends and distributions reinvested	1	—	(b)	6,638	6,073
Cost of shares redeemed	—	—		(17,195)	(6,897)
Redemption fees	—	—		2	6

Change in net assets from Class R5 capital transactions	$1	$50		$29,428	$125,935

Class R6
Proceeds from shares issued	$—	$50		—	—
Dividends and distributions reinvested	1	1		—	—

Change in net assets from Class R6 capital transactions	$1	$51		—	—

Select Class
Proceeds from shares issued	$71,329	$9,997		$15,485	$132,892
Dividends and distributions reinvested	27	70		1,501	2,249
Cost of shares redeemed	(18,323)	(12)		(10,004)	(38,953)
Redemption fees	—	—		2	8

Change in net assets from Select Class capital transactions	$53,033	$10,055		$6,984	$96,196

Total change in net assets from capital transactions	$54,059	$10,329		$22,721	$277,396

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	121

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Credit Opportunities Fund				Emerging Markets Debt Fund
	Six Months Ended 8/31/2011 (Unaudited)		Period Ended 2/28/2011 (a)		Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011
SHARE TRANSACTIONS:
Class A
Issued	100		7		2,064	8,593
Reinvested	—	(b)	—	(b)	223	273
Redeemed	—	(b)	—	(b)	(4,222)	(2,441)

Change in Class A Shares	100		7		(1,935)	6,425

Class C
Issued	8		5		372	1,010
Reinvested	—	(b)	—	(b)	24	46
Redeemed	(8)		—		(139)	(711)

Change in Class C Shares	—	(b)	5		257	345

Class R2
Issued	—		5		—	—
Reinvested	—	(b)	—	(b)	—	—

Change in Class R2 Shares	—	(b)	5		—	—

Class R5
Issued	—		5		4,899	15,707
Reinvested	—	(b)	—	(b)	811	761
Redeemed	—		—		(2,091)	(856)

Change in Class R5 Shares	—	(b)	5		3,619	15,612

Class R6
Issued	—		5		—	—
Reinvested	—	(b)	—	(b)	—	—

Change in Class R6 Shares	—	(b)	5		—	—

Select Class
Issued	7,006		1,000		1,914	16,276
Reinvested	3		7		184	283
Redeemed	(1,809)		(1)		(1,231)	(5,007)

Change in Select Class Shares	5,200		1,006		867	11,552

(a)	Commencement of operations was December 1, 2010.
(b)	Amount rounds to less than 1,000 (shares or dollars).

SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

	Multi-Sector Income Fund				Real Return Fund
	Six Months Ended 8/31/2011 (Unaudited)		Period Ended 2/28/2011 (a)		Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$12		$50		$7,769	$15,013
Dividends and distributions reinvested	—	(b)	—	(b)	789	646
Cost of shares redeemed	(6)		—		(5,510)	(19,951)

Change in net assets from Class A capital transactions	$6		$50		$3,048	$(4,292)

Class C
Proceeds from shares issued	$86		$52		$8,338	$22,008
Dividends and distributions reinvested	1		—	(b)	982	685
Cost of shares redeemed	(6)		—		(9,448)	(28,326)

Change in net assets from Class C capital transactions	$81		$52		$(128)	$(5,633)

Class R2
Proceeds from shares issued	$—		$50		$—	$—
Dividends and distributions reinvested	—	(b)	—	(b)	—	—

Change in net assets from Class R2 capital transactions	$—	(b)	$50		$—	$—

Class R5
Proceeds from shares issued	$—		$50		$—	$—
Dividends and distributions reinvested	1		—	(b)	—	—

Change in net assets from Class R5 capital transactions	$1		$50		$—	$—

Institutional Class
Proceeds from shares issued	$—		$—		$7,410	$14,674
Dividends and distributions reinvested	—		—		1,073	935
Cost of shares redeemed	—		—		(56)	(27,818)

Change in net assets from Institutional Class capital transactions	$—		$—		$8,427	$(12,209)

Select Class
Proceeds from shares issued	$316,974		$89,609		$1,654	$7,480
Dividends and distributions reinvested	47		122		19	1,109
Cost of shares redeemed	(42,275)		(127)		(36,815)	(33,346)

Change in net assets from Select Class capital transactions	$274,746		$89,604		$(35,142)	$(24,757)

Total change in net assets from capital transactions	$274,834		$89,806		$(23,795)	$(46,891)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	123

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Multi-Sector Income Fund				Real Return Fund
	Six Months Ended 8/31/2011 (Unaudited)		Period Ended 2/28/2011 (a)		Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011
SHARE TRANSACTIONS:
Class A
Issued	1		5		772	1,571
Reinvested	—	(b)	—	(b)	80	68
Redeemed	—	(b)	—		(558)	(2,092)

Change in Class A Shares	1		5		294	(453)

Class C
Issued	9		5		836	2,320
Reinvested	—	(b)	—	(b)	100	73
Redeemed	(1)		—		(964)	(2,985)

Change in Class C Shares	8		5		(28)	(592)

Class R2
Issued	—		5		—	—
Reinvested	—	(b)	—	(b)	—	—

Change in Class R2 Shares	—	(b)	5		—	—

Class R5
Issued	—		5		—	—
Reinvested	—	(b)	—	(b)	—	—

Change in Class R5 Shares	—	(b)	5		—	—

Institutional Class
Issued	—		—		749	1,537
Reinvested	—		—		108	97
Redeemed	—		—		(5)	(2,799)

Change in Institutional Class Shares	—		—		852	(1,165)

Select Class
Issued	31,447		8,922		165	779
Reinvested	5		12		2	116
Redeemed	(4,192)		(12)		(3,760)	(3,502)

Change in Select Class Shares	27,260		8,922		(3,593)	(2,607)

(a)	Commencement of operations was December 1, 2010.
(b)	Amount rounds to less than 1,000 (shares or dollars).

SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

	Strategic Income Opportunities Fund		Total Return Fund
	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$939,700	$1,633,397	$2,795	$8,656
Dividends and distributions reinvested	26,715	49,948	53	122
Cost of shares redeemed	(660,190)	(684,815)	(517)	(6,865)

Change in net assets from Class A capital transactions	$306,225	$998,530	$2,331	$1,913

Class C
Proceeds from shares issued	$316,967	$635,190	$606	$2,376
Dividends and distributions reinvested	8,200	16,020	11	57
Cost of shares redeemed	(147,718)	(142,994)	(398)	(536)

Change in net assets from Class C capital transactions	$177,449	$508,216	$219	$1,897

Class R5
Proceeds from shares issued	$126,987	$493	$—	$—
Dividends and distributions reinvested	539	17	1	6
Cost of shares redeemed	(20,297)	(215)	—	—

Change in net assets from Class R5 capital transactions	$107,229	$295	$1	$6

Select Class
Proceeds from shares issued	$3,336,890	$5,793,883	$23,313	$94,514
Dividends and distributions reinvested	43,806	66,129	81	396
Cost of shares redeemed	(2,051,867)	(1,979,415)	(49,546)	(151,738)

Change in net assets from Select Class capital transactions	$1,328,829	$3,880,597	$(26,152)	$(56,828)

Total change in net assets from capital transactions	$1,919,732	$5,387,638	$(23,601)	$(53,012)

SHARE TRANSACTIONS:
Class A
Issued	78,907	139,113	267	802
Reinvested	2,252	4,259	5	12
Redeemed	(56,021)	(58,437)	(49)	(665)

Change in Class A Shares	25,138	84,935	223	149

Class C
Issued	26,610	54,126	57	220
Reinvested	692	1,367	1	6
Redeemed	(12,490)	(12,157)	(38)	(51)

Change in Class C Shares	14,812	43,336	20	175

Class R5
Issued	10,667	42	—	—
Reinvested	46	1	— (a)	— (a)
Redeemed	(1,706)	(18)	—	—

Change in Class R5 Shares	9,007	25	— (a)	— (a)

Select Class
Issued	279,554	491,800	2,217	8,927
Reinvested	3,686	5,624	8	38
Redeemed	(173,413)	(168,452)	(4,722)	(14,378)

Change in Select Class Shares	109,827	328,972	(2,497)	(5,413)

(a)	Amount rounds to less than 1,000 (shares or dollars).

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	125

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
Credit Opportunities Fund
Class A
Six Months Ended August 31, 2011 (Unaudited)	$10.16	$0.14		$(0.16)	$(0.02)	$(0.14)
December 1, 2010 (e) through February 28, 2011	10.00	0.07	(f)	0.16	0.23	(0.07)

Class C
Six Months Ended August 31, 2011 (Unaudited)	10.16	0.12		(0.17)	(0.05)	(0.11)
December 1, 2010 (e) through February 28, 2011	10.00	0.05	(f)	0.16	0.21	(0.05)

Class R2
Six Months Ended August 31, 2011 (Unaudited)	10.16	0.14		(0.18)	(0.04)	(0.12)
December 1, 2010 (e) through February 28, 2011	10.00	0.06	(f)	0.16	0.22	(0.06)

Class R5
Six Months Ended August 31, 2011 (Unaudited)	10.16	0.17		(0.18)	(0.01)	(0.15)
December 1, 2010 (e) through February 28, 2011	10.00	0.08	(f)	0.15	0.23	(0.07)

Class R6
Six Months Ended August 31, 2011 (Unaudited)	10.16	0.17		(0.18)	(0.01)	(0.15)
December 1, 2010 (e) through February 28, 2011	10.00	0.08	(f)	0.15	0.23	(0.07)

Select Class
Six Months Ended August 31, 2011 (Unaudited)	10.16	0.14		(0.15)	(0.01)	(0.15)
December 1, 2010 (e) through February 28, 2011	10.00	0.07	(f)	0.16	0.23	(0.07)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(e)	Commencement of operations.
(f)	Calculated based upon average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$10.00	(0.20)%	$1,077	0.73%	3.37%	1.60%	35%
10.16	2.28	74	0.75	2.90	3.20	7

10.00	(0.55)	51	1.40	2.52	2.53	35
10.16	2.12	51	1.40	2.21	3.46	7

10.00	(0.43)	51	1.14	2.70	2.61	35
10.16	2.18	51	1.15	2.46	3.34	7

10.00	(0.11)	51	0.49	3.35	1.91	35
10.16	2.34	51	0.50	3.11	3.00	7

10.00	(0.08)	51	0.44	3.40	1.86	35
10.16	2.35	51	0.45	3.16	2.98	7

10.00	(0.16)	62,058	0.64	3.25	1.50	35
10.16	2.31	10,219	0.65	2.97	3.09	7

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	127

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions	Contribution from affiliate	Redemption fees
Emerging Markets Debt Fund
Class A
Six Months Ended August 31, 2011 (Unaudited)	$7.94	$0.23		$0.34	$0.57	$(0.24)	$—	$(0.24)	$—	$—	(e)
Year Ended February 28, 2011	7.54	0.42	(f)	0.41	0.83	(0.43)	—	(0.43)	—	—	(e)
Year Ended February 28, 2010	5.56	0.38		2.00	2.38	(0.40)	—	(0.40)	—	—	(e)
Year Ended February 28, 2009	8.41	0.55		(2.97)	(2.42)	(0.43)	—	(0.43)	—	—	(e)
Year Ended February 29, 2008	8.73	0.54		(0.18)	0.36	(0.53)	(0.15)	(0.68)	—	—	(e)
September 1, 2006 through February 28, 2007 ( h)	8.39	0.21		0.37	0.58	(0.21)	(0.03)	(0.24)	—	—	(e)
June 30, 2006 (i) through August 31, 2006	7.93	0.08		0.46	0.54	(0.08)	—	(0.08)	—	—	(e)

Class C
Six Months Ended August 31, 2011 (Unaudited)	7.93	0.21		0.34	0.55	(0.22)	—	(0.22)	—	—	(e)
Year Ended February 28, 2011	7.54	0.38	(f)	0.40	0.78	(0.39)	—	(0.39)	—	—	(e)
Year Ended February 28, 2010	5.55	0.37		1.98	2.35	(0.36)	—	(0.36)	—	—	(e)
Year Ended February 28, 2009	8.40	0.50		(2.95)	(2.45)	(0.40)	—	(0.40)	—	—	(e)
Year Ended February 29, 2008	8.73	0.50		(0.19)	0.31	(0.49)	(0.15)	(0.64)	—	—	(e)
September 1, 2006 through February 28, 2007 (h)	8.39	0.20		0.36	0.56	(0.19)	(0.03)	(0.22)	—	—	(e)
June 30, 2006 (i) through August 31, 2006	7.93	0.07		0.47	0.54	(0.08)	—	(0.08)	—	—	(e)

Class R5
Six Months Ended August 31, 2011 (Unaudited)	7.95	0.24		0.35	0.59	(0.26)	—	(0.26)	—	—	(e)
Year Ended February 28, 2011	7.55	0.46	(f)	0.40	0.86	(0.46)	—	(0.46)	—	—	(e)
Year Ended February 28, 2010	5.56	0.42		2.00	2.42	(0.43)	—	(0.43)	—	—	(e)
Year Ended February 28, 2009	8.42	0.56		(2.96)	(2.40)	(0.46)	—	(0.46)	—	—	(e)
Year Ended February 29, 2008	8.73	0.60		(0.19)	0.41	(0.57)	(0.15)	(0.72)	—	—	(e)
September 1, 2006 through February 28, 2007 (h)	8.39	0.24		0.36	0.60	(0.23)	(0.03)	(0.26)	—	—	(e)
June 30, 2006 (i) through August 31, 2006	8.07	0.14		0.33	0.47	(0.15)	—	(0.15)	—	—	(e)

Select Class
Six Months Ended August 31, 2011 (Unaudited)	7.94	0.24		0.34	0.58	(0.25)	—	(0.25)	—	—	(e)
Year Ended February 28, 2011	7.54	0.44	(f)	0.41	0.85	(0.45)	—	(0.45)	—	—	(e)
Year Ended February 28, 2010	5.56	0.49		1.91	2.40	(0.42)	—	(0.42)	—	—	(e)
Year Ended February 28, 2009	8.42	0.54		(2.95)	(2.41)	(0.45)	—	(0.45)	—	—	(e)
Year Ended February 29, 2008	8.74	0.56		(0.18)	0.38	(0.55)	(0.15)	(0.70)	—	—	(e)
September 1, 2006 through February 28, 2007 (h)	8.39	0.21		0.39	0.60	(0.22)	(0.03)	(0.25)	—	—	(e)
Year Ended August 31, 2006	9.29	0.45		0.42	0.87	(0.46)	(1.35)	(1.81)	0.04	—	(e)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(e)	Amount rounds to less than $0.01.
(f)	Calculated based upon average shares outstanding.
(g)	Includes interest expense of 0.19%, 0.18%, 0.18%, and 0.17%, respectively.
(h)	The Fund changed its fiscal year end from August 31 to the last day of February.
(i)	Commencement of offering of class of shares.
(j)	Includes interest expense of 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)		Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$8.27	7.27%	$58,731	1.25%		5.52%	1.40%	72%
7.94	11.15	71,749	1.26		5.26	1.45	126
7.54	43.46	19,711	1.59	(g)	5.73	1.70	124
5.56	(29.80)	4,025	1.45		7.18	1.46	63
8.41	4.22	8,140	1.47		7.22	1.47	80
8.73	6.96	2,154	1.50		5.20	1.59	68
8.39	6.82	41	1.50		6.17	1.71	270

8.26	7.01	11,072	1.75		4.99	1.90	72
7.93	10.48	8,590	1.77		4.77	1.95	126
7.54	43.03	5,561	2.08	(g)	5.46	2.20	124
5.55	(30.18)	2,253	1.95		6.60	1.96	63
8.40	3.63	5,154	1.97		6.50	1.98	80
8.73	6.73	1,332	2.00		4.66	2.09	68
8.39	6.77	27	2.00		5.87	2.20	270

8.28	7.50	219,258	0.80		5.95	0.94	72
7.95	11.63	181,721	0.82		5.74	1.00	126
7.55	44.27	54,699	1.13	(g)	6.35	1.26	124
5.56	(29.54)	15,046	1.01		7.77	1.03	63
8.42	4.79	22,347	1.02		7.25	1.03	80
8.73	7.15	8,571	1.05		5.42	1.14	68
8.39	5.88	2,426	1.05		7.23	1.23	270

8.27	7.41	220,314	1.00		5.75	1.15	72
7.94	11.42	204,624	1.04		5.56	1.21	126
7.54	43.80	107,201	1.32	(g)	6.57	1.44	124
5.56	(29.67)	178,209	1.21		7.55	1.23	63
8.42	4.48	265,081	1.22		7.10	1.23	80
8.74	7.17	125,421	1.25		4.98	1.35	68
8.39	10.99	117,423	1.26	(j)	5.77	1.42	270

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	129

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations					Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations		Net investment income	Total distributions

Multi-Sector Income Fund
Class A
Six Months Ended August 31, 2011 (Unaudited)	$10.06	$0.15	(f)	$(0.13)	$0.02		$(0.09)	$(0.09)
December 1, 2010 (e) through February 28, 2011	10.00	0.07	(f)	0.03	0.10		(0.04)	(0.04)

Class C
Six Months Ended August 31, 2011 (Unaudited)	10.06	0.13	(f)	(0.15)	(0.02)		(0.07)	(0.07)
December 1, 2010 (e) through February 28, 2011	10.00	0.06	(f)	0.03	0.09		(0.03)	(0.03)

Class R2
Six Months Ended August 31, 2011 (Unaudited)	10.06	0.14	(f)	(0.14)	—	(h)	(0.08)	(0.08)
December 1, 2010 (e) through February 28, 2011	10.00	0.06	(f)	0.04	0.10		(0.04)	(0.04)

Class R5
Six Months Ended August 31, 2011 (Unaudited)	10.06	0.18	(f)	(0.14)	0.04		(0.11)	(0.11)
December 1, 2010 (e) through February 28, 2011	10.00	0.08	(f)	0.03	0.11		(0.05)	(0.05)

Select Class
Six Months Ended August 31, 2011 (Unaudited)	10.06	0.16	(f)	(0.13)	0.03		(0.10)	(0.10)
December 1, 2010 (e) through February 28, 2011	10.00	0.07	(f)	0.04	0.11		(0.05)	(0.05)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(e)	Commencement of operations.
(f)	Calculated based upon average shares outstanding.
(g)	An affiliate of JPMorgan Chase & Co. reimbursed the Fund for losses incurred from an operational error. The impact was less than $0.01 to net asset value per share and less than 0.01% to total return. (See Note 3)
(h)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

		Ratios/Supplemental data
					Ratios to average net assets (a)
Net asset value, end of period		Total return (excludes sales charge) (b)(c)		Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$9.99	(g)	0.15	%(g)	$56	0.96%	3.06%	1.39%	130%
10.06		1.02		50	1.00	2.81	2.61	33

9.97	(g)	(0.19	)(g)	132	1.45	2.51	1.80	130
10.06		0.90		53	1.50	2.31	3.00	33

9.98	(g)	(0.04	)(g)	51	1.21	2.81	1.66	130
10.06		0.96		50	1.25	2.56	2.82	33

9.99	(g)	0.35	(g)	51	0.51	3.51	0.95	130
10.06		1.13		51	0.55	3.25	2.33	33

9.99	(g)	0.27	(g)	361,280	0.70	3.24	0.99	130
10.06		1.09		89,727	0.75	2.83	2.44	33

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	131

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Total distributions
Real Return Fund
Class A
Six Months Ended August 31, 2011 (Unaudited)	$9.66	$0.28	(e)	$0.61	$0.89	$(0.32)	$(0.32)
Year Ended February 28, 2011	9.29	0.21		0.37	0.58	(0.21)	(0.21)
Year Ended February 28, 2010	8.63	0.27		0.72	0.99	(0.33)	(0.33)
Year Ended February 28, 2009	10.13	0.22		(1.33)	(1.11)	(0.39)	(0.39)
Year Ended February 29, 2008	9.52	0.54		0.58	1.12	(0.51)	(0.51)
September 1, 2006 through February 28, 2007 (g)	9.51	0.04		0.03	0.07	(0.06)	(0.06)
Year Ended August 31, 2006 (h)	10.00	0.42		(0.46)	(0.04)	(0.45)	(0.45)

Class C
Six Months Ended August 31, 2011 (Unaudited)	9.59	0.25	(e)	0.59	0.84	(0.29)	(0.29)
Year Ended February 28, 2011	9.22	0.15		0.38	0.53	(0.16)	(0.16)
Year Ended February 28, 2010	8.58	0.24		0.69	0.93	(0.29)	(0.29)
Year Ended February 28, 2009	10.08	0.16		(1.30)	(1.14)	(0.36)	(0.36)
Year Ended February 29, 2008	9.49	0.50		0.57	1.07	(0.48)	(0.48)
September 1, 2006 through February 28, 2007 (g)	9.50	0.02		0.02	0.04	(0.05)	(0.05)
Year Ended August 31, 2006 (h)	10.00	0.41		(0.50)	(0.09)	(0.41)	(0.41)

Institutional Class
Six Months Ended August 31, 2011 (Unaudited)	9.74	0.30	(e)	0.61	0.91	(0.33)	(0.33)
Year Ended February 28, 2011	9.35	0.22		0.41	0.63	(0.24)	(0.24)
Year Ended February 28, 2010	8.68	0.39		0.64	1.03	(0.36)	(0.36)
Year Ended February 28, 2009	10.17	0.07		(1.15)	(1.08)	(0.41)	(0.41)
Year Ended February 29, 2008	9.55	0.54		0.63	1.17	(0.55)	(0.55)
September 1, 2006 through February 28, 2007 (g)	9.53	0.06		0.03	0.09	(0.07)	(0.07)
Year Ended August 31, 2006 (h)	10.00	0.49		(0.49)	—	(0.47)	(0.47)

Select Class
Six Months Ended August 31, 2011 (Unaudited)	9.71	0.30	(e)	0.60	0.90	(0.31)	(0.31)
Year Ended February 28, 2011	9.33	0.26		0.35	0.61	(0.23)	(0.23)
Year Ended February 28, 2010	8.66	0.33		0.69	1.02	(0.35)	(0.35)
Year Ended February 28, 2009	10.16	0.19		(1.29)	(1.10)	(0.40)	(0.40)
Year Ended February 29, 2008	9.54	0.52		0.63	1.15	(0.53)	(0.53)
September 1, 2006 through February 28, 2007 (g)	9.53	0.06		0.02	0.08	(0.07)	(0.07)
Year Ended August 31, 2006 (h)	10.00	0.48		(0.49)	(0.01)	(0.46)	(0.46)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(e)	Calculated based upon average shares outstanding.
(f)	Includes interest expense of 0.01%.
(g)	The Fund changed its fiscal year end from August 31 to the last day of February.
(h)	Commencement of operations was September 1, 2005.

SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)		Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$10.23	9.34%	$34,076	0.75%		5.66%	1.15%	46%
9.66	6.34	29,341	0.75		2.18	1.05	48
9.29	11.59	32,408	0.85		2.76	1.13	24
8.63	(11.29)	9,090	0.91	(f)	2.26	1.48	335
10.13	12.30	5,171	0.90		4.60	1.92	494
9.52	0.78	630	0.90		0.85	1.34	154
9.51	(0.33)	584	0.90		3.96	1.45	223

10.14	8.90	42,960	1.40		5.10	1.65	46
9.59	5.76	40,874	1.40		1.52	1.54	48
9.22	11.00	44,774	1.38		1.91	1.61	24
8.58	(11.64)	7,848	1.41	(f)	2.39	1.97	335
10.08	11.71	4,023	1.40		3.36	2.75	494
9.49	0.48	27	1.40		0.41	1.85	154
9.50	(0.80)	24	1.40		4.58	1.95	223

10.32	9.48	36,955	0.50		6.00	0.75	46
9.74	6.75	26,591	0.50		2.49	0.65	48
9.35	11.99	36,440	0.48		3.72	0.80	24
8.68	(10.90)	24,870	0.51	(f)	(5.77)	1.11	335
10.17	12.79	6,950	0.50		5.60	1.18	494
9.55	0.96	6,109	0.50		1.22	0.94	154
9.53	0.12	944	0.50		7.35	0.98	223

10.30	9.43	3,424	0.60		5.97	0.88	46
9.71	6.57	38,118	0.60		2.62	0.80	48
9.33	11.91	60,951	0.62		3.54	0.94	24
8.66	(11.11)	38,458	0.66	(f)	2.66	1.23	335
10.16	12.63	61,551	0.65		5.50	1.31	494
9.54	0.83	61,757	0.65		1.18	1.09	154
9.53	0.01	58,882	0.65		5.20	1.21	223

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	133

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations					Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income	Net realized gain	Total distributions
Strategic Income Opportunities Fund
Class A
Six Months Ended August 31, 2011 (Unaudited)	$11.99	$0.13	(e)	$(0.42)		$(0.29)	$(0.13)	$—	$(0.13)
Year Ended February 28, 2011	11.56	0.33		0.43	(g)	0.76	(0.32)	(0.01)	(0.33)
Year Ended February 28, 2010	9.96	0.41		1.66		2.07	(0.41)	(0.06)	(0.47)
October 13, 2008 (f) through February 28, 2009	10.00	0.09	(e)	0.15		0.24	(0.11)	(0.17)	(0.28)

Class C
Six Months Ended August 31, 2011 (Unaudited)	11.98	0.10	(e)	(0.42)		(0.32)	(0.10)	—	(0.10)
Year Ended February 28, 2011	11.55	0.27		0.44	(g)	0.71	(0.27)	(0.01)	(0.28)
Year Ended February 28, 2010	9.96	0.36		1.66		2.02	(0.37)	(0.06)	(0.43)
October 13, 2008 (f) through February 28, 2009	10.00	0.08	(e)	0.15		0.23	(0.10)	(0.17)	(0.27)

Class R5
Six Months Ended August 31, 2011 (Unaudited)	12.02	0.16	(e)	(0.43)		(0.27)	(0.15)	—	(0.15)
Year Ended February 28, 2011	11.59	0.36		0.45	(g)	0.81	(0.37)	(0.01)	(0.38)
Year Ended February 28, 2010	9.97	0.45		1.68		2.13	(0.45)	(0.06)	(0.51)
October 13, 2008 (f) through February 28, 2009	10.00	0.14	(e)	0.13		0.27	(0.13)	(0.17)	(0.30)

Select Class
Six Months Ended August 31, 2011 (Unaudited)	12.01	0.15	(e)	(0.42)		(0.27)	(0.14)	—	(0.14)
Year Ended February 28, 2011	11.58	0.35		0.44	(g)	0.79	(0.35)	(0.01)	(0.36)
Year Ended February 28, 2010	9.97	0.43		1.67		2.10	(0.43)	(0.06)	(0.49)
October 13, 2008 (f) through February 28, 2009	10.00	0.11	(e)	0.15		0.26	(0.12)	(0.17)	(0.29)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(e)	Calculated based upon average shares outstanding.
(f)	Commencement of operations.
(g)	An affiliate of JPMorgan Chase & Co. reimbursed the Fund for losses incurred from an operational error. The impact was less than $0.01 to the net realized and unrealized gains (losses) on investments per share and less than 0.01% to total return.

SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)		Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$11.57	(2.46)%		$2,628,589	0.88%	2.20%	1.07%	74%
11.99	6.70	(g)	2,421,215	0.88	2.83	1.08	97
11.56	21.06		1,353,000	0.91	3.54	1.08	60
9.96	2.46		4,084	1.00	2.24	1.68	60

11.56	(2.70)		1,272,962	1.38	1.70	1.58	74
11.98	6.20	(g)	1,141,148	1.38	2.34	1.58	97
11.55	20.47		599,969	1.41	3.06	1.58	60
9.96	2.29		958	1.50	2.00	2.34	60

11.60	(2.24)		105,090	0.39	2.65	0.63	74
12.02	7.14	(g)	593	0.43	3.31	0.63	97
11.59	21.66		279	0.48	4.31	0.64	60
9.97	2.71		51	0.55	3.69	1.89	60

11.60	(2.25)		10,397,325	0.63	2.45	0.82	74
12.01	6.92	(g)	9,448,260	0.63	3.08	0.83	97
11.58	21.35		5,298,051	0.66	3.82	0.84	60
9.97	2.65		340,662	0.75	2.99	1.76	60

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	135

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations					Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income	Net realized gain	Total distributions
Total Return Fund
Class A
Six Months Ended August 31, 2011 (Unaudited)	$10.40	$0.18	(e)	$0.17		$0.35	$(0.19)	$—	$(0.19)
Year Ended February 28, 2011	10.37	0.41	(e)	0.55	(f)	0.96	(0.45)	(0.48)	(0.93)
Year Ended February 28, 2010	9.15	0.50		1.58		2.08	(0.54)	(0.32)	(0.86)
June 16, 2008 (g) through February 28, 2009	10.00	0.35		(0.82)		(0.47)	(0.33)	(0.05)	(0.38)

Class C
Six Months Ended August 31, 2011 (Unaudited)	10.39	0.15	(e)	0.16		0.31	(0.15)	—	(0.15)
Year Ended February 28, 2011	10.36	0.36	(e)	0.53	(f)	0.89	(0.38)	(0.48)	(0.86)
Year Ended February 28, 2010	9.15	0.42		1.59		2.01	(0.48)	(0.32)	(0.80)
June 16, 2008(g) through February 28, 2009	10.00	0.31		(0.82)		(0.51)	(0.29)	(0.05)	(0.34)

Class R5
Six Months Ended August 31, 2011 (Unaudited)	10.40	0.19	(e)	0.18		0.37	(0.20)	—	(0.20)
Year Ended February 28, 2011	10.37	0.47	(e)	0.51	(f)	0.98	(0.47)	(0.48)	(0.95)
Year Ended February 28, 2010	9.16	0.52		1.58		2.10	(0.57)	(0.32)	(0.89)
June 16, 2008(g) through February 28, 2009	10.00	0.37		(0.82)		(0.45)	(0.34)	(0.05)	(0.39)

Select Class
Six Months Ended August 31, 2011 (Unaudited)	10.41	0.19	(e)	0.17		0.36	(0.19)	—	(0.19)
Year Ended February 28, 2011	10.38	0.46	(e)	0.50	(f)	0.96	(0.45)	(0.48)	(0.93)
Year Ended February 28, 2010	9.15	0.53		1.57		2.10	(0.55)	(0.32)	(0.87)
June 16, 2008(g) through February 28, 2009	10.00	0.34		(0.81)		(0.47)	(0.33)	(0.05)	(0.38)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(e)	Calculated based upon average shares outstanding.
(f)	An affiliate of JPMorgan Chase & Co. reimbursed the Fund for losses incurred from an operational error. The impact was less than $0.01 to the net realized and unrealized gains (losses) on investments per share and less than 0.01% to total return.
(g)	Commencement of operations.
(h)	Ratios are disproportionate between classes due to the size of net assets and fixed expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits		Portfolio turnover rate (b)

$10.56	3.35%	$3,989	0.70%	3.44%	1.05%		207%
10.40	9.44 (f)	1,607	0.72	3.84	1.03		455
10.37	23.27	59	0.71	5.02	0.95		572
9.15	(4.80)	48	0.75	5.19	2.76	(h)	353

10.55	3.01	2,177	1.35	2.83	1.55		207
10.39	8.78 (f)	1,927	1.34	3.37	1.50		455
10.36	22.43	111	1.36	4.38	1.45		572
9.15	(5.17)	47	1.40	4.54	3.26	(h)	353

10.57	3.54	67	0.50	3.69	0.60		207
10.40	9.62 (f)	65	0.50	4.42	0.55		455
10.37	23.44	59	0.46	5.26	0.50		572
9.16	(4.56)	48	0.52	5.42	2.31	(h)	353

10.58	3.49	279,814	0.60	3.60	0.80		207
10.41	9.49 (f)	301,369	0.60	4.33	0.75		455
10.38	23.48	356,619	0.61	5.07	0.70		572
9.15	(4.74)	650,518	0.65	5.70	0.79	(h)	353

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	137

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2011 (Unaudited)

1. Organization

JPMorgan Trust I (“JPM I” or the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are 6 separate funds of the Trust (collectively, the “Funds”) covered by this report:

	Classes Offered	Diversified/ Non-Diversified
Credit Opportunities Fund	Class A, Class C, Class R2, Class R5, Class R6 and Select Class	Diversified
Emerging Markets Debt Fund	Class A, Class C, Class R5 and Select Class	Non-Diversified
Multi-Sector Income Fund	Class A, Class C, Class R2, Class R5 and Select Class	Diversified
Real Return Fund	Class A, Class C, Institutional Class and Select Class	Diversified
Strategic Income Opportunities Fund	Class A, Class C, Class R5 and Select Class	Diversified
Total Return Fund	Class A, Class C, Class R5 and Select Class	Diversified

The Credit Opportunities Fund and Multi-Sector Income Fund commenced operations on December 1, 2010.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to the Class R2, Class R5, Class R6, Select Class and Institutional Class. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of their financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on readily available market quotations received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Funds may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Funds to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options shall generally be valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s current day closing net asset value per share. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Funds are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

138	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

The various inputs that are used in determining the fair value of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables represent each valuation input by country or sector as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Credit Opportunities Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (c)	$5,621	$59,187	$—	$64,808

Appreciation in Other Financial Instruments
Credit Default Swaps	$—	$283	$—	$283

Depreciation in Other Financial Instruments
Credit Default Swaps	$—	$(1,471)	$—	$(1,471)

Emerging Markets Debt Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Corporate Bonds
Argentina	$—	$2,749	$—	$2,749
Brazil	—	9,197	1,548	10,745
Chile	—	2,105	—	2,105
China	—	4,377	—	4,377
Dominican Republic	—	720	—	720
Indonesia	—	7,337	—	7,337
Ireland	—	3,786	—	3,786
Kazakhstan	—	14,988	—	14,988
Mexico	—	10,478	—	10,478
Netherlands	—	1,669	—	1,669
Peru	—	2,419	—	2,419
Philippines	—	1,824	—	1,824
Russia	—	4,110	—	4,110
Thailand	—	2,214	—	2,214
Ukraine	—	379	—	379
United Arab Emirates	—	2,318	—	2,318
United Kingdom	—	935	—	935
Venezuela	—	11,110	—	11,110

Total Corporate Bonds	—	82,715	1,548	84,263

Foreign Government Securities	—	377,182	15,602	392,784
Supranational	—	2,761	—	2,761
Options Purchased
Foreign Exchange Currency
Options Purchased	120	—	—	120
Short-Term Investments
U.S. Treasury Notes	—	5,536	—	5,536
Investment Companies	16,617	—	—	16,617

Total Investments in Securities	$16,737	$468,194	$17,150	$502,081

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	139

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

Emerging Markets Debt Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$2,792	$—		$2,792
Futures Contracts	80	—	—		80
Credit Default Swaps	—	146	—		146

Total Appreciation in Other Financial Instruments	$80	$2,938	$—		$3,018

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(2,719)	$—		$(2,719)
Futures Contracts	(33)	—	—		(33)
Credit Default Swaps	—	(555)	—		(555)

Total Depreciation in Other Financial Instruments	$(33)	$(3,274)	$—		$(3,307)

Multi-Sector Income Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Total Investments in Securities (c)	$58,091	$335,501	$—		$393,592

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$1,369	$—		$1,369
Futures Contracts	1,204	—	—		1,204

Total Appreciation in Other Financial Instruments	$1,204	$1,369	$—		$2,573

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(1,606)	$—		$(1,606)
Futures Contracts	(379)	—	—		(379)

Total Depreciation in Other Financial Instruments	$(379)	$(1,606)	$—		$(1,985)

Real Return Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Total Investments in Securities (c)	$300	$116,498	$—		$116,798

Appreciation in Other Financial Instruments
Futures Contracts	$3	$—	$—		$3

Depreciation in Other Financial Instruments
Futures Contracts	$(5)	$—	$—		$(5)

Strategic Income Opportunities Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$20,010	$—	$—		$20,010
Industrials	149	—	—		149
Information Technology	—	—	—	(b)	— (b)
Materials	12,032	—	12		12,044

Total Common Stocks	32,191	—	12		32,203

140	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

Strategic Income Opportunities Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Preferred Stocks
Consumer Discretionary	$—	$3,987	$—		$3,987
Financials	—	35,726	—		35,726
Industrials	—	4,446	—		4,446
Information Technology	—	—	—	(b)	—	(b)
Materials	—	—	898		898

Total Preferred Stocks	—	44,159	898		45,057

Debt Securities
Asset-Backed Securities	—	132,999	—		132,999
Collateralized Mortgage Obligations — Agency	—	341,277	—		341,277
Collateralized Mortgage Obligations — Non-Agency	—	488,712	—		488,712
Commercial Mortgage-Backed Securities	—	44,821	—		44,821
Convertible Bonds
Materials	—	1,786	—		1,786
Corporate Bonds
Consumer Discretionary	—	748,435	—		748,435
Consumer Staples	—	164,750	—		164,750
Energy	—	145,257	11,626		156,883
Financials	—	577,942	—		577,942
Health Care	—	195,733	—		195,733
Industrials	—	447,127	—		447,127
Information Technology	—	198,542	—		198,542
Materials	—	243,556	4,787		248,343
Telecommunication Services	—	238,570	—		238,570
Utilities	—	107,149	—		107,149

Total Corporate Bonds	—	3,067,061	16,413		3,083,474

Mortgage Pass-Through Securities	—	1,046,559	—		1,046,559
Private Placements	—	—	132,686		132,686
Exchange Traded Note	3,326	—	—		3,326
Investment Companies	31,602	—	—		31,602
Loan Participations & Assignments
Consumer Discretionary	—	245,469	—		245,469
Consumer Staples	—	14,075	—		14,075
Energy	—	13,501	—		13,501
Financials	—	103,498	—		103,498
Health Care	—	11,186	—		11,186
Industrials	—	38,286	4,067		42,353
Information Technology	—	39,678	—		39,678
Materials	—	23,587	—		23,587
Telecommunication Services	—	17,559	—		17,559
Utilities	—	64,482	—		64,482

Total Loan Participations & Assignments	—	571,321	4,067		575,388

Options Purchased
Call Options Purchased	450	—	—		450
Put Options Purchased	245	—	—		245
Warrants
Consumer Discretionary	12,200	—	—		12,200
Short-Term Investments
Investment Companies	9,725,981	—	—		9,725,981
U.S. Treasury Obligations	—	18,745	—		18,745

Total Investments in Securities	$9,805,995	$5,757,440	$154,076		$15,717,511

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	141

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

Strategic Income Opportunities Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Liabilities
Debt Securities
Mortgage Pass-Through Securities	$—	$(1,186,743)	$—		$(1,186,743)
Options Written
Call Options Written	(516)	—	—		(516)
Put Options Written	(12)	—	—		(12)

Total Liabilities	$(528)	$(1,186,743)	$—		$(1,187,271)

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$1,668	$—		$1,668
Futures Contracts	1,987	—	—		1,987
Swaps	—	112,907	—		112,907

Total Appreciation in Other Financial Instruments	$1,987	$114,575	$—		$116,562

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(4,606)	$—		$(4,606)
Futures Contracts	(5,806)	—	—		(5,806)
Swaps	—	(298,254)	—		(298,254)

Total Depreciation in Other Financial Instruments	$(5,806)	$(302,860)	$—		$(308,666)

Total Return Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$18	$—	$—		$18

Total Common Stocks	18	—	—		18

Debt Securities
Asset-Backed Securities	—	15,027	—		15,027
Collateralized Mortgage Obligations — Agency	—	6,262	—		6,262
Collateralized Mortgage Obligations — Non-Agency	—	14,749	—		14,749
Commercial Mortgage-Backed Securities	—	14,391	—		14,391
Corporate Bonds
Consumer Discretionary	—	10,369	—		10,369
Consumer Staples	—	9,332	—		9,332
Energy	—	4,598	—		4,598
Financials	—	41,268	—	(b)	41,268
Health Care	—	2,301	—		2,301
Industrials	—	6,387	—		6,387
Information Technology	—	3,973	—		3,973
Materials	—	3,377	—		3,377
Telecommunication Services	—	9,484	—		9,484
Utilities	—	11,178	—		11,178

Total Corporate Bonds	—	102,267	—	(b)	102,267

Mortgage Pass-Through Securities	—	109,106	—		109,106
Supranational	—	3,206	—		3,206
U.S. Government Agency Securities	—	23,756	—		23,756
U.S. Treasury Obligations	—	5,791	—		5,791
Options Purchased
Call Options Purchased	4	—	—		4
Put Options Purchased	2	—	—		2

142	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

Total Return Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Short-Term Investments
Investment Companies	$104,645	$—	$—		$104,645
U.S. Treasury Obligations	—	745	—		745

Total Investments in Securities	$104,669	$295,300	$—	(b)	$399,969

Liabilities
Debt Securities
Mortgage Pass-Through Securities	—	(10,049)	—		(10,049)
Options Written
Call Options Written	(5)	—	—		(5)
Put Options Written	— (a)	—	—		— (a)

Total Liabilities	$(5)	$(10,049)	$—		$(10,054)

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$12	$—		$12
Futures Contracts	24	—	—		24
Swaps	—	1,410	—		1,410

Total Appreciation in Other Financial Instruments	$24	$1,422	$—		$1,446

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(21)	$—		$(21)
Futures Contracts	(248)	—	—		(248)
Swaps	—	(6,656)	—		(6,656)

Total Depreciation in Other Financial Instruments	$(248)	$(6,677)	$—		$(6,925)

(a)	Amount rounds to less than $1,000.
(b)	Security has a zero value.
(c)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOIs. Level 1 consists of money market mutual funds that are held for daily investments of cash. Please refer to the SOIs for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the six months ended August 31, 2011.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

Emerging Markets Debt Fund	Balance as of 02/28/11		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases [1]	Sales [2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 08/31/11
Investments in Securities
Corporate Bonds — Brazil	$1,518		$—	$30	$—	$—	$—	$—	$—	$1,548
Foreign Government Securities	8,476		30	667	(26)	9,078	(2,623)	—	—	15,602

Total	$9,994		$30	$697	$(26)	$9,078	$(2,623)	$—	$—	$17,150

Strategic Income Opportunities Fund	Balance as of 02/28/11		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases [1]	Sales [2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 08/31/11
Investments in Securities
Common Stocks — Information Technology	$—	(b)	$—	$—	$—	$—	$—	$—	$—	$—	(b)
Common Stocks — Materials	—		—	—	—	12	—	—	—	12
Corporate Bonds — Energy	11,362		—	264	—	—	—	—	—	11,626
Corporate Bonds — Financials	11,797		—	—	—	—	—	—	(11,797)	—
Corporate Bonds — Materials	2,056		—	(1,523)	—	4,254	—	—	—	4,787

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	143

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

Strategic Income Opportunities Fund	Balance as of 02/28/11		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases [1]	Sales [2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 08/31/11
Corporate Bonds — Telecommunication Services	$313		$—	$—	$—	$—	$—	$—	$(313)	$—
Loan Participations & Assignments — Industrials	—		—	(153)	—	—	(21)	4,241	—	4,067
Loan Participations & Assignments — Materials	6,366		—	—	—	412	(4,283)	—	(2,495)	—
Preferred Stocks — Financials	13,724		—	—	—	—	—	—	(13,724)	—
Preferred Stocks — Information Technology	—	(b)	—	—	—	—	—	—	—	—	(b)
Preferred Stocks — Materials	—		—	—	—	898	—	—	—	898
Private Placements — Commercial Loans	20,308		—	378	—	42,000	—	—	—	62,686
Private Placements — Residential Loans	—		—	—	—	70,000	—	—	—	70,000

Total	$65,926		$—	$(1,034)	$—	$117,576	$(4,304)	$4,241	$(28,329)	$154,076

	Balance as of 02/28/11		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases [1]	Sales [2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 08/31/11
Unfunded Commitments
Loan Participation & Assignments — Materials	$—	(a)	$—	$—	$—	$—	$— (a)	$—	$—	$—

Total Return Fund	Balance as of 02/28/11		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases [1]	Sales [2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 08/31/11
Investments in Securities
Corporate Bonds — Financials	$—	(a)	$—	$—	$—	$—	$—	$—	$—	$—	(a)

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(a)	Amount rounds to less than $1,000.
(b)	Security has a zero value.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at August 31, 2011, which were valued using significant unobservable inputs (Level 3) was as follows (amounts in thousands):

Emerging Markets Debt Fund	$548
Strategic Income Opportunities Fund	(1,034)
Total Return Fund	—

These amounts are included in Change in net unrealized appreciation (depreciation) of investments in non-affiliates on the Statements of Operations.

B. Restricted and Illiquid Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately its fair value and includes, but is not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

144	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

The following is the value and percentage of net assets of illiquid securities as of August 31, 2011 (amounts in thousands):

	Value		Percentage
Emerging Markets Debt Fund	$17,150		3.4%
Strategic Income Opportunities Fund	154,076		1.1
Total Return Fund	—	(a)	—	(a)

(a)	Amount rounds to less than $1,000 and 0.1%, respectively.

C. Loan Participations and Assignments — Certain Funds may invest in loan participations and assignments of all or a portion of the loans. When the Funds purchase a loan participation, the Funds typically enter into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. In contrast, the Funds have direct rights against the borrower on a loan when they purchase an assignment; provided, however, that the Funds’ rights may be more limited than the lender from which it acquired the assignment and the Funds may be able to enforce their rights only through an administrative agent. As a result, the Funds assume the credit risk of the Borrower and the Selling Participant and any other persons interpositioned between the Funds and the Borrower (“Intermediate Participants”). Although certain loan assignments or participations are secured by collateral, the Funds could experience delays or limitations in realizing on such collateral or have their interest subordinated to other indebtedness of the obligor. In addition, loan assignments and participations are vulnerable to market conditions such that economic conditions or other events may reduce the demand for loan assignments and participations and certain loan assignments and participations which were liquid, when purchased, may become illiquid.

D. Unfunded Commitments — Certain Funds may enter into commitments to buy and sell investments including commitments to buy loan assignments and participations to settle on future dates as part of their normal investment activities. Unfunded commitments are generally traded and priced as part of a related loan participation or assignment (Note 2.C.). The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation/depreciation from unfunded commitments is reported in the Statements of Assets and Liabilities. The Funds segregate security positions such that sufficient liquid assets will be available for the commitments on a future date. Credit risks exist on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

At August 31, 2011, the Strategic Income Opportunities Fund had the following unfunded loan commitments which could be extended at the option of the borrower (amounts in thousands):

	Term	Maturity Date	Commitment Fee Rate	Rate if Funded	Commitment
Security Description					Amount	Value
Reynolds Group Holdings, Inc.	Term Loan C	8/9/18	5.250%	5.250%	$19,602	$18,971

E. Derivatives — The Funds use instruments including futures, foreign currency contracts, options, swaps and other derivatives, in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. The Funds also use derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value, as recorded in the Statements of Assets and Liabilities.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Funds.

Notes E(1) — E(4) below describe the various derivatives used by the Funds.

(1). Options — The Funds purchase and sell (“write”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within their portfolios and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Purchased Options — Premiums paid by the Funds for purchased options are included in the Statements of Assets and Liabilities as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation.

If the option is allowed to expire, the Funds will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for purchased options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain/loss or cost basis of the security.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	145

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

Written Options — Premiums received by the Funds for written options are included in the Statements of Assets and Liabilities. The amount of the liability is adjusted daily to reflect the current market value of the written option and the change in market value is recorded as unrealized appreciation or depreciation. Premiums received from written options that expire are treated as realized gains. The Funds record a realized gain or loss on written options based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Funds is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Funds to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Funds to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Funds are not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

Transactions in written options during the six months ended August 31, 2011 were as follows (amounts in thousands, except number of contracts):

	Options		Swaptions
	Number of Contracts	Premiums Received	Notional Amount	Premiums Received
Multi-Sector Income Fund
Options outstanding at February 28, 2011	—	$—	$—	$—
Options written	16	17	—	—
Options expired	—	—	—	—
Options terminated in closing purchases transactions	(16)	(17)	—	—

Options outstanding at August 31, 2011	—	$—	$—	$—

	Options		Swaptions
	Number of Contracts	Premiums Received	Notional Amount	Premiums Received
Strategic Income Opportunities Fund
Options outstanding at February 28, 2011	—	$—	$1,189,501	$3,329
Options written	6,541	1,212	—	—
Options expired	—	—	—	—
Options terminated in closing purchases transactions	(3,286)	(634)	(1,189,501)	(3,329)

Options outstanding at August 31, 2011	3,255	$578	$—	$—

	Options		Swaptions
	Number of Contracts	Premiums Received	Notional Amount	Premiums Received
Total Return Fund
Options outstanding at February 28, 2011	—	$—	$32,951	$92
Options written	70	13	—	—
Options expired	—	—	—	—
Options terminated in closing purchases transactions	(38)	(7)	(32,951)	(92)

Options outstanding at August 31, 2011	32	$6	$—	$—

(2). Futures Contracts — The Funds use treasury, index or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Funds also use futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as unrealized appreciation or depreciation in the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported in the Statements of Operations at the closing or expiration of futures contracts. Securities deposited as initial margin are designated in the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

146	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

(3). Forward Foreign Currency Exchange Contracts — The Funds may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. The Funds also buy forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

(4). Swaps — The Funds engage in various swap transactions, including interest rate, credit default, index, price locks, spread locks and total return swaps, to manage credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within their respective portfolios. The Funds also use swaps as alternatives to direct investments. Swap transactions are negotiated contracts between a Fund and a counterparty to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Funds are recognized as a realized gain or loss when the contract matures or is terminated. The value of a swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recognized as unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

These Funds may be required to post or receive collateral based on the net value of the Funds’ outstanding swap contracts with the counterparty in the form of cash or securities. Collateral posted by the Funds is held in a segregated account at the Funds’ custodian bank. Cash collateral posted by the Funds is invested in an affiliated money market fund (See Note 3.F.) and is reported on the Statements of Assets and Liabilities as Investments in affiliates — restricted. Collateral received by the Funds is held in escrow in segregated accounts maintained by JPMCB, which provides collateral management services to the Funds (See Note 3.G.). These amounts are not reflected on the Funds’ Statements of Assets and Liabilities and are disclosed in the table below.

The Funds’ swap contracts at net value and collateral posted or received by counterparty as of August 31, 2011 is as follows (amounts in thousands):

Fund		Counterparty	Value of swap contracts	Collateral amount
Credit Opportunities Fund	Collateral Posted	Barclays Bank plc	$(507)	$510
		Deutsche Bank AG, New York	(642)	580

Emerging Markets Debt Fund	Collateral Posted	Barclays Bank plc	(421)	840
	Collateral Received	Citibank, N.A.	719	(850)

Strategic Income Opportunities Fund	Collateral Posted	Bank of America	(13,635)	13,480
		Barclays Bank plc	(42,844)	46,680
		BNP Paribas	(7,122)	5,410
		Citibank, N.A.	(40.403)	41,540
		Deutsche Bank AG, New York	(96,222)	105,130
		Morgan Stanley Capital Services	(61,349)	63,550
		Royal Bank of Scotland	(4,515)	4,900
		Union Bank of Switzerland AG	(54,726)	61,400
	Collateral Received	Credit Suisse International	2,290	(2,580)
		HSBC Bank USA	1,370	(1,780)

Total Return Fund	Collateral Posted	Barclays Bank plc	(450)	610
		Deutsche Bank AG, New York	(846)	1,050
		Morgan Stanley Capital Services	(604)	520

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	147

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

Fund		Counterparty	Value of swap contracts	Collateral amount
		Royal Bank of Scotland	$(5,468)	$5,270
		Union Bank of Switzerland AG	(656)	550
	Collateral Received	Citibank N.A.	529	(650)
		Credit Suisse International	166	(510)

Credit Default Swaps

The Funds enter into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Funds, as protection sellers, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected in the Statements of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Total Return Swaps

The Strategic Income Opportunities Fund and Total Return Fund use total return swaps to gain long or short exposure to an underlying index. To the extent the total return of the index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Funds will receive a payment from or make a payment to the counterparty. These arrangements involve the periodic exchange of cash flows based on the total return of the underlying index and interest rate obligations.

Interest Rate Swaps

The Funds enter into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

Price Locks

The Funds enter into price locks to hedge interest rate exposures within their respective portfolio. Price locks are also used by the Funds to increase long or short exposure to underlying instruments. These agreements involve the exchange of cash flows by the Funds with another party based on the price differential between the market price at termination and a fixed forward price (the “price lock”) of an underlying debt obligation and the notional amount.

(5). Summary of Derivatives Information

The following tables present the value of derivatives held as of August 31, 2011, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Credit Opportunities Fund

Derivative Contract	Statements of Assets and Liabilities Location
Assets:		Swaps
Credit contracts	Receivables	$448

Total		$448

Liabilities:
Credit contracts	Payables	$(2,327)

Total		$(2,327)

148	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

Emerging Markets Debt Fund

Derivative Contract	Statements of Assets and Liabilities Location
Assets:		Options (b)	Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Swaps
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$—	$80	$—	$—
Foreign exchange contracts	Receivables, Net Assets — Unrealized Appreciation	120	—	2,792	—
Credit contracts	Receivables	—	—	—	811

Total		$120	$80	$2,792	$811

Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$—	$(33)	$—	$—
Foreign exchange contracts	Payables	—	—	(2,719)	—
Credit contracts	Payables	—	—	—	(487)

Total		$—	$(33)	$(2,719)	$(487)

Multi-Sector Income Fund

Derivative Contract	Statements of Assets and Liabilities Location
Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$1,204	$—
Foreign exchange contracts	Receivables	—	1,369

Total		$1,204	$1,369

Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(379)	$—
Foreign exchange contracts	Payables	—	(1,606)

Total		$(379)	$(1,606)

Real Return Fund

Derivative Contract	Statements of Assets and Liabilities Location
Assets:		Futures Contracts (a)
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$3

Total		$3

Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(5)

Total		$(5)

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	149

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

Strategic Income Opportunities Fund

Derivative Contract	Statements of Assets and Liabilities Location
Assets:		Options (b)	Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Swaps
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$695	$1,987	$—	$19,094
Foreign exchange contracts	Receivables	—	—	1,668	—
Credit contracts	Receivables	—	—	—	202,655

Total		$695	$1,987	$1,668	$221,749

Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(528)	$(5,806)	$—	$(16,198)
Foreign exchange contracts	Payables	—	—	(4,606)	—
Credit contracts	Payables	—	—	—	(522,704)

Total		$(528)	$(5,806)	$(4,606)	$(538,902)

Total Return Fund

Derivative Contract	Statements of Assets and Liabilities Location
Assets:		Options (b)	Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Swaps
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$6	$24	$—	$430
Foreign exchange contracts	Receivables	—	—	12	—
Credit contracts	Receivables	—	—	—	4,263

Total		$6	$24	$12	$4,693

Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(5)	$(248)	$—	$(366)
Foreign exchange contracts	Payables	—	—	(21)	—
Credit contracts	Payables	—	—	—	(11,825)

Total		$(5)	$(248)	$(21)	$(12,191)

(a)	This amount represents the cumulative appreciation/depreciation of futures contracts as reported in the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable to brokers.
(b)	The market value of purchased options is reported as Investments in non-affiliates, at value on the Statements of Assets and Liabilities.

The following tables present the effect of derivatives on the Statements of Operations for the six months ended August 31, 2011, by primary underlying risk exposure (amounts in thousands):

Credit Opportunities Fund

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivative Contract	Swaps
Interest rate contracts	$(10)
Credit contracts	246

Total	$236

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivative Contract	Swaps
Credit contracts	$(1,298)

Total	$(1,298)

150	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

Emerging Markets Debt Fund

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivative Contract	Options	Futures Contracts	Forward Foreign Currency Exchange Contract	Swaps	Total
Interest rate contracts	$—	$706	$—	$—	$706
Foreign exchange contracts	(61)	—	384	—	323
Credit contracts		—	—	1,525	1,525

Total	$(61)	$706	$384	$1,525	$2,554

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivative Contract	Options	Futures Contracts	Forward Foreign Currency Exchange Contract	Swaps	Total
Interest rate contracts	$—	$45	$—	$—	$45
Foreign exchange contracts	(176)	—	339	—	163
Credit contracts	—	—	—	(151)	(151)

Total	$(176)	$45	$339	$(151)	$57

Multi-Sector Income Fund

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivative Contract	Options	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$(6)	$(2,666)	$—	$—	$(2,672)
Foreign exchange contracts	—	—	(728)	—	(728)
Credit contracts	—	—	—	(328)	(328)

Total	$(6)	$(2,666)	$(728)	$(328)	$(3,728)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivative Contract	Futures Contracts	Forward Foreign Currency Exchange Contract	Total
Interest rate contracts	$917	$—	$917
Foreign exchange contracts	—	(37)	(37)

Total	$917	$(37)	$880

Real Return Fund

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivative Contract	Futures Contracts	Swaps	Total
Interest rate contracts	$(62)	$98	$36

Total	$(62)	$98	$36

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivative Contract	Futures Contracts	Swaps	Total
Interest rate contracts	$21	$(52)	$(31)

Total	$21	$(52)	$(31)

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	151

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

Strategic Income Opportunities Fund

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivative Contract	Options	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$(3,830)	$(57,110)	$—	$5,720	$(55,220)
Foreign exchange contracts	—	—	(828)	—	(828)
Credit contracts	—	—	—	136,989	136,989
Equity contracts	459	—	—	—	459

Total	$(3,371)	$(57,110)	$(828)	$142,709	$81,400

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivative Contract	Options	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$(2,514)	$(2,849)	$—	$3,313	$(2,050)
Foreign exchange contracts	—	—	(436)	—	(436)
Credit contracts	—	—	—	(310,560)	(310,560)
Equity contracts	(315)	18	—	—	(297)

Total	$(2,829)	(2,831)	$(436)	$(307,247)	$(313,343)

Total Return Fund

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivative Contract	Options	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$(19)	$2,195	$—	$(40)	$2,136
Foreign exchange contracts	—	—	6	—	6
Credit contracts	—	—	—	1,753	1,753

Total	$(19)	$2,195	$6	$1,713	$3,895

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivative Contract	Options	Futures Contracts	Forward Foreign Currency Exchange Contracts		Swaps	Total
Interest rate contracts	$(58)	$(235)	$		$77	$(216)
Equity contracts	—	1		—	—	1
Foreign exchange contracts	—	—		(9)	—	(9)
Credit contracts	—	—		—	(3,820)	(3,820)

Total	$(58)	$(234)		$(9)	$(3,743)	$(4,044)

The Funds’ derivatives contracts held at August 31, 2011 are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

Derivatives Volume

The tables below disclose the volume of the Funds’ futures contracts, forward foreign currency exchange contracts, options and swaps activities during the six months ended August 31, 2011 (amounts in thousands, except number of contracts). Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity.

	Credit Opportunities Fund	Emerging Markets Debt Fund	Multi- Sector Income Fund	Real Return Fund		Strategic Income Opportunities Fund	Total Return Fund
Futures Contracts:
Average Notional Balance Long	$—	$38,491	$24,355	$2,197	(e)	$1,610,461	$68,711
Average Notional Balance Short	—	13,866	84,589	9,283		4,370,506	71,236
Ending Notional Balance Long	—	48,552	16,044	1,777		1,148,199	50,769
Ending Notional Balance Short	—	23,805	155,817	3,411		4,524,979	67,133

152	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

	Credit Opportunities Fund		Emerging Markets Debt Fund		Multi- Sector Income Fund		Real Return Fund		Strategic Income Opportunities Fund		Total Return Fund

Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	$—		$153,952		$33,473		$—		$41,800		$570	(c)
Average Settlement Value Sold	—		150,027		67,919		—		191,517		889	(a)
Ending Value Purchased	—		169,529		68,582		—		117,466		1,156
Ending Value Sold	—		165,433		162,678		—		340,868		1,473

Exchange-Traded Options:
Average Number of Contracts Purchased	—		—		42	(d)	—		8,915		34
Average Number of Contracts Written	—		—		—		—		1,747	(e)	19	(e)
Ending Number of Contracts Purchased	—		—		—		—		20,053		45
Ending Number of Contracts Written	—		—		—		—		3,255		32

Swaptions & OTC Options:
Average Notional Balance Purchased	—		15,417	(e)	—		—		163,121	(g)	2,504	(g)
Average Notional Balance Written	—		—		—		—		864,562	(h)	24,818	(h)
Ending Notional Balance Purchased	—		46,804		—		—		—		—
Ending Notional Balance Written	—		—		—		—		—		—

Credit Default Swaps:
Average Notional Balance — Buy Protection	6,161	(a)	45,551		39,650	(i)	—		1,823,164		42,834
Average Notional Balance — Sell Protection	8,291		38,609		12,000	(j)	—		2,910,791		46,644
Ending Notional Balance — Buy Protection	9,785		25,550		—		—		2,636,640		33,960
Ending Notional Balance — Sell Protection	16,165		14,340		—		—		3,396,275		47,480

Total Return Swaps:
Average Notional Balance — Pays Fixed Rate	—		—		—		—		101,800	(k)	2,100	(k)
Ending Notional Balance — Pays Fixed Rate	—		—		—		—		101,800		2,100

Interest Rate-Related Swaps (Interest Rate Swaps & Price Locks):
Average Notional Balance — Pays Fixed Rate	1,144	(b)	—		—		—		650,124		13,218
Average Notional Balance — Receives Fixed Rate	311	(b)	—		—		4,100	(f)	265,099		4,243
Ending Notional Balance — Pays Fixed Rate	—		—		—		—		531,266		11,469
Ending Notional Balance — Receives Fixed Rate	—		—		—		—		160,257		3,098

(a)	For the period April 1, 2011 through August 31, 2011.
(b)	For the period April 1, 2011 through July 31, 2011.
(c)	For the period May 1, 2011 through August 31, 2011.
(d)	For the period April 1, 2011 through April 30, 2011.
(e)	For the period March 1, 2011 through August 31, 2011.
(f)	For the period February 1, 2011 through May 31, 2011.
(g)	For the period February 1, 2011 through June 30, 2011.
(h)	For the period February 1, 2011 through April 30, 2011.
(i)	For the period March 1, 2011 through April 30, 2011.
(j)	For the period May 1, 2011 through June 30, 2011.
(k)	For the period August 1, 2011 through August 31, 2011.

F. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the year, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the year. Accordingly, such foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions on the Statements of Operations.

Reported realized foreign currency gains or losses arise from the disposition of foreign currency, purchase of foreign currency in certain countries (such as Brazil) that impose a tax on such purchases, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	153

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end.

G. Dollar Rolls — Certain Funds may enter into dollar rolls, principally using To Be Announced (“TBA”) securities, in which the Funds purchase or sell mortgage-backed securities for delivery in the current month and simultaneously contract to sell or purchase similar, but not identical, securities at an agreed-upon price on a delayed delivery basis at a fixed date in the future. The Funds assume the rights and risks of ownership for securities purchased on a delayed delivery basis, including the risk of price and yield fluctuations. A Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell TBA securities before they are delivered, which may result in a realized capital gain or loss.

These amounts are recorded on the Statements of Operations as Realized Gain or Loss on Investments. The Funds may be exposed to market or credit risks if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the transaction.

Multi-Sector Income Fund, Strategic Income Opportunities Fund and Total Return Fund held dollar rolls at August 31, 2011, which are reported on the SOIs. Receivable and payable amounts associated with these transactions are reported on the Statements of Assets and Liabilities as Investment securities sold — delayed delivery securities and Investment securities purchased — delayed delivery securities, respectively.

H. When Issued Securities and Forward Commitments — The Funds may purchase when issued, including TBA securities and enter into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date. When issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or after the trade date. The purchase of securities on a when issued or forward commitment basis involves the risk that the value of the security to be purchased declines before settlement date. The sale of securities on forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when issued or forward commitment basis is not accrued until settlement date. It is the Funds’ policy to reserve assets with a current value at least equal to the amount of their when issued or forward commitments.

Multi-Sector Income Fund, Strategic Income Opportunities Fund and Total Return Fund had TBA purchase commitments outstanding as of August 31, 2011, which are shown as payable for Investment securities purchased-delayed delivery securities on the Statements of Assets and Liabilities. Strategic Income Opportunities Fund and Total Return Fund had TBA forward short sale commitments outstanding as of August 31, 2011, which are included as a receivable for Investments securities sold-delayed delivery securities on the Statements of Assets and Liabilities. The values of these securities are detailed in the SOIs.

I. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts. Dividend income and expense on securities sold short less foreign taxes withheld, if any, are recorded on the ex-dividend date or when a Fund first learns of the dividend.

J. Allocation of Income and Expenses — In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses directly attributable to a fund are charged directly to that fund while the expenses attributable to more than one fund of the Trusts are allocated among the respective funds. Each class of shares bears its pro-rata portion of expenses attributable to its Fund, except that each class separately bears expenses related specifically to that class, such as distribution and shareholder servicing fees.

K. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits or losses will significantly change in the next twelve months. However, the Funds’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Fund’s Federal tax returns for the prior three fiscal years, or since inception if shorter, remains subject to examination by the Internal Revenue Service.

L. Foreign Taxes — The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

M. Dividends and Distributions to Shareholders — Dividends from net investment income are generally declared and paid monthly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

154	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

N. Redemption Fees — Prior to May 2, 2011, generally, shares of the Emerging Markets Debt Fund held for less than 60 days were subject to a redemption fee of 2.00%, based on the redeemed share’s market value. Redemption fees were paid directly to the applicable Fund and were credited to paid in capital. Effective May 2, 2011, shares of the Emerging Markets Debt Fund will no longer be subject to a redemption fee regardless of how long such shares are held.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, J.P. Morgan Investment Management inc. (“JPMIM” or the “Advisor”) acts as the investment advisor to the Funds. The Advisor is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”). The Advisor supervises the investments of each respective Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual fee rate for each Fund is as follows:

Credit Opportunities Fund	0.40%
Emerging Markets Debt Fund	0.70
Multi-Sector Income Fund	0.45
Real Return Fund	0.35
Strategic Income Opportunities Fund	0.45
Total Return Fund	0.30

The Advisor waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the six months ended August 31, 2011, the annualized effective rate was 0.09% of the Funds’ average daily net assets.

The Administrator waived Administration fees as outlined in Note 3.F.

J.P. Morgan Investor Services, Co. (“JPMIS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMIS receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trusts’ exclusive underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C and Class R2 Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

	Class A	Class C	Class R2
Credit Opportunities Fund	0.25%	0.75%	0.50%
Emerging Markets Debt Fund	0.25	0.75	n/a
Multi-Sector Income Fund	0.25	0.75	0.50
Real Return Fund	0.25	0.75	n/a
Strategic Income Opportunities Fund	0.25	0.75	n/a
Total Return Fund	0.25	0.75	n/a

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended August 31, 2011, the Distributor retained the following amounts (in thousands):

	Front-End Sales Charge	CDSC
Emerging Markets Debt Fund	$3	$—
Real Return Fund	9	—
Strategic Income Opportunities Fund	189	—
Total Return Fund	1	—

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	155

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

D. Shareholder Servicing Fees — The Trust, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. The Class R6 Shares do not participate in the Shareholder Servicing Agreement. For performing these services, the Distributor receives a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class C	Class R2	Class R5	Institutional Class	Select Class
Credit Opportunities Fund	0.25%	0.25%	0.25%	0.05%	n/a	0.25%
Emerging Markets Debt Fund	0.25	0.25	n/a	0.05	n/a	0.25
Multi-Sector Income Fund	0.25	0.25	0.25	0.05	n/a	0.25
Real Return Fund	0.25	0.25	n/a	n/a	0.10%	0.25
Strategic Income Opportunities Fund	0.25	0.25	n/a	0.05	n/a	0.25
Total Return Fund	0.25	0.25	n/a	0.05	n/a	0.25

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Funds, provides portfolio custody and accounting services for the Funds. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees in the Statements of Operations. The custodian fees may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statements of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense to affiliates in the Statements of Operations.

F. Waivers and Reimbursements — The Advisor, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Funds to the extent that total operating expenses (excluding acquired fund fees and expenses, dividend expense related to short sales, interest, taxes, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class C	Class R2	Class R5	Class R6	Institutional Class	Select Class
Credit Opportunities Fund	0.75%	1.40%	1.15%	0.50%	0.45%	n/a	0.65%
Emerging Markets Debt Fund	1.25	1.75	n/a	0.80	n/a	n/a	1.00
Multi-Sector Income Fund	1.00	1.50	1.25	0.55	n/a	n/a	0.75
Real Return Fund	0.75	1.40	n/a	n/a	n/a	0.50%	0.60
Strategic Income Opportunities Fund	1.00	1.50	n/a	0.55	n/a	n/a	0.75
Total Return Fund	0.75	1.40	n/a	0.55	n/a	n/a	0.65

The contractual expense limitation agreements were in effect for the six months ended August 31, 2011 for the Funds. The expense limitation percentages in the table above are in place until at least June 30, 2012. In addition, the Funds’ service providers have voluntarily waived fees during the six months ended August 31, 2011. However, the Funds’ service providers are under no obligation to do so and may discontinue such voluntary waivers at any time.

For the six months ended August 31, 2011, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expects the Funds to repay any such waived fees and reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Shareholder Servicing	Total	Contractual Reimbursements
Credit Opportunities Fund	$94	$25	$14	$133	$108
Emerging Markets Debt Fund	230	—	125	355	—
Multi-Sector Income Fund	141	7	59	207	75
Real Return Fund	80	—	80	160	—
Strategic Income Opportunities Fund	—	1,541	3,626	5,167	—
Total Return Fund	68	—	151	219	—

Additionally, the Funds may invest in one or more money market funds advised by the Advisor or its affiliates. The Advisor, Administrator and Distributor as shareholder servicing agent waive fees in an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Funds’ investment in such affiliated money market fund. A portion of the waiver is voluntary.

156	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

The amounts of these waivers/reimbursements resulting from investments in the money market funds for the six months ended August 31, 2011 were as follows (amounts in thousands):

Credit Opportunities Fund	$4
Emerging Markets Debt Fund	14
Multi-Sector Income Fund	64
Real Return Fund	2
Strategic Income Opportunities Fund	9,010
Total Return Fund	72

G. Collateral Management Fees — JPMCB provides derivatives collateral management services for the Funds. The amounts paid directly to JPMCB by the Funds for these services are included in Collateral Management fees on the Statements of Operations.

H. Other — Certain officers of the Trusts are affiliated with the Advisor, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statements of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended August 31, 2011, certain Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Funds may use related party broker/dealers. For the six months ended August 31, 2011, the Funds did not incur any brokerage commissions with broker/dealers affiliated with the Advisor.

The Securities and Exchange Commission has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

An affiliate of JPMorgan made a payment to the Multi-Sector Income Fund of approximately $10,000 relating to an operational error.

4. Investment Transactions

During the six months ended August 31, 2011, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Credit Opportunities Fund	$53,892	$13,692	$—	$—
Emerging Markets Debt Fund	354,278	344,294	4,989	270
Multi-Sector Income Fund	499,447	226,449	—	—
Real Return Fund	—	51	49,105	75,332
Strategic Income Opportunities Fund	4,425,825	3,115,627	660,144	811,582
Total Return Fund	646,153	684,922	7,540	31,073

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at August 31, 2011, were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Credit Opportunities Fund	$65,015	$936	$1,143	$(207)
Emerging Markets Debt Fund	484,873	24,516	7,308	17,208
Multi-Sector Income Fund	395,566	4,048	6,022	(1,974)
Real Return Fund	105,533	11,404	139	11,265
Strategic Income Opportunities Fund	15,715,367	208,112	205,968	2,144
Total Return Fund	390,666	15,344	6,041	9,303

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Fund(s) after February 28, 2011, may get carried forward indefinitely, and retain their character as short-term and/or long term losses. Prior to the Act,

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	157

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

pre-enactment net capital losses incurred by the Fund (s) were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses are used before pre-enactment net capital losses.

6. Borrowings

The Funds rely upon an exemptive order (“Order”) permitting the establishment and operation of an Interfund Lending Facility (“Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund Loan Rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because they are investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 15, 2011.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at August 31, 2011, or at any time during the six months then ended.

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates in the Statements of Operations.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

One or more affiliates of the Advisor have investment discretion with respect to their clients’ holdings in the Funds, which collectively represent a significant portion of the Funds’ assets for Multi-Sector Income Fund, Strategic Income Opportunities Fund and Total Return Fund.

In addition, the JPMorgan Access Funds, J.P. Morgan Investor Funds and JPMorgan SmartRetirement Funds, which are affiliated funds of funds, own, in the aggregate more than 10% of the net assets of the Funds as follows:

	JPMorgan Access Funds	J.P. Morgan Investor Funds	JPMorgan SmartRetirement Funds
Credit Opportunities Fund	N/A	95.3%	N/A
Emerging Markets Debt Fund	N/A	32.1	41.2%
Multi-Sector Income Fund	16.0%	N/A	N/A
Real Return Fund	N/A	N/A	23.8

Additionally, Emerging Markets Debt Fund and Real Return Fund each have a shareholder or shareholders, which are accounts maintained by financial intermediaries on behalf of their clients, that own significant portions of the Funds’ outstanding shares.

Significant shareholder transactions, if any, may impact the Funds’ performance.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds such as swap and option contracts, credit linked notes, exchange-traded notes, forward foreign currency exchange contracts and TBA securities.

The Funds are subject to risks associated with securities with contractual cash flows including asset backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass through securities and commercial mortgage backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

A significant portion of the Total Return Fund’s investments is comprised of asset backed or mortgage related securities, including securities backed by sub-prime mortgages.

158	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

The Emerging Markets Debt, Strategic Income Opportunities and Total Return Funds may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

The Emerging Markets Debt Fund’s investments in sovereign and corporate debt obligations within emerging market countries may be subject to potentially higher risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of less political, social or economic instability in these markets may have disruptive effects on the market prices of the Emerging Market Debt Fund’s investments and the income they generate, as well as the Emerging Markets Debt Fund’s ability to repatriate such amounts.

The Funds are subject to the risk that, should the Funds decide to sell an illiquid investment when a ready buyer is not available at a price the Funds deem representative of its value, the value of the Funds’ net assets could be adversely affected.

Exchange Traded Funds may use derivative instruments in connection with their individual investment strategies including futures contracts, foreign forward currency exchange contracts, options, swaps and other derivatives, which are also subject to specific risks related to their structure, sector or market and may be riskier than investments in securities.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association Master Agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against the counterparties (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Funds often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Funds. The ISDA agreements with certain counterparties allow the Funds and counterparty to offset certain derivative instruments’ payables or receivables with collateral posted to a segregated custody account as described in Note 2.E.

8. Other

As of August 31, 2011, the Emerging Markets Debt Fund had an outstanding interest payable to Lehman Brothers Holdings, Inc. (“Lehman”) of approximately $140,000 included in Interest payable in the Statements of Assets & Liabilities due to bankruptcy proceedings related to Lehman.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	159

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, March 1, 2011, and continued to hold your shares at the end of the reporting period, August 31, 2011.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by

$1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value, March 1, 2011	Ending Account Value, August 31, 2011	Expenses Paid During March 1, 2011 to August 31, 2011*	Annualized Expense Ratio
Credit Opportunities Fund
Class A
Actual	$1,000.00	$998.00	$3.67	0.73
Hypothetical	1,000.00	1,021.47	3.71	0.73
Class C
Actual	1,000.00	994.50	7.02	1.40
Hypothetical	1,000.00	1,018.10	7.10	1.40
Class R2
Actual	1,000.00	995.70	5.72	1.14
Hypothetical	1,000.00	1,019.41	5.79	1.14
Class R5
Actual	1,000.00	998.90	2.46	0.49
Hypothetical	1,000.00	1,022.67	2.49	0.49
Class R6
Actual	1,000.00	999.20	2.21	0.44
Hypothetical	1,000.00	1,022.92	2.24	0.44
Select Class
Actual	1,000.00	998.40	3.21	0.64
Hypothetical	1,000.00	1,021.92	3.25	0.64

Emerging Markets Debt Fund
Class A
Actual	1,000.00	1,072.70	6.51	1.25
Hypothetical	1,000.00	1,018.85	6.34	1.25
Class C
Actual	1,000.00	1,070.10	9.11	1.75
Hypothetical	1,000.00	1,016.34	8.87	1.75
Class R5
Actual	1,000.00	1,075.00	4.17	0.80
Hypothetical	1,000.00	1,021.11	4.06	0.80

160	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

	Beginning Account Value, March 1, 2011	Ending Account Value, August 31, 2011	Expenses Paid During March 1, 2011 to August 31, 2011*	Annualized Expense Ratio
Emerging Markets Debt Fund (continued)
Select Class
Actual	$1,000.00	$1,074.10	$5.21	$1.00
Hypothetical	1,000.00	1,020.11	5.08	1.00

Multi-Sector Income Fund
Class A
Actual	1,000.00	1,001.50	4.83	0.96
Hypothetical	1,000.00	1,020.31	4.88	0.96
Class C
Actual	1,000.00	998.10	7.28	1.45
Hypothetical	1,000.00	1,017.85	7.35	1.45
Class R2
Actual	1,000.00	999.60	6.08	1.21
Hypothetical	1,000.00	1,019.05	6.14	1.21
Class R5
Actual	1,000.00	1,003.50	2.57	0.51
Hypothetical	1,000.00	1,022.57	2.59	0.51
Select Class
Actual	1,000.00	1,002.70	3.52	0.70
Hypothetical	1,000.00	1,021.62	3.56	0.70

Real Return Fund
Class A
Actual	1,000.00	1,093.40	3.95	0.75
Hypothetical	1,000.00	1,021.37	3.81	0.75
Class C
Actual	1,000.00	1,089.00	7.35	1.40
Hypothetical	1,000.00	1,018.10	7.10	1.40
Institutional Class
Actual	1,000.00	1,094.80	2.63	0.50
Hypothetical	1,000.00	1,022.62	2.54	0.50
Select Class
Actual	1,000.00	1,094.30	3.16	0.60
Hypothetical	1,000.00	1,022.12	3.05	0.60

Strategic Income Opportunities Fund
Class A
Actual	1,000.00	975.40	4.37	0.88
Hypothetical	1,000.00	1,020.71	4.47	0.88
Class C
Actual	1,000.00	973.00	6.84	1.38
Hypothetical	1,000.00	1,018.20	7.00	1.38
Class R5
Actual	1,000.00	977.60	1.94	0.39
Hypothetical	1,000.00	1,023.18	1.98	0.39
Select Class
Actual	1,000.00	977.50	3.13	0.63
Hypothetical	1,000.00	1,021.97	3.20	0.63

Total Return Fund
Class A
Actual	1,000.00	1,033.50	3.58	0.70
Hypothetical	1,000.00	1,021.62	3.56	0.70
Class C
Actual	1,000.00	1,030.10	6.89	1.35
Hypothetical	1,000.00	1,018.35	6.85	1.35

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	161

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (Continued)

Hypothetical $1,000 Investment

	Beginning Account Value, March 1, 2011	Ending Account Value, August 31, 2011	Expenses Paid During March 1, 2011 to August 31, 2011*	Annualized Expense Ratio
Total Return Fund (continued)
Class R5
Actual	$1,000.00	$1,035.40	$2.56	$0.50
Hypothetical	1,000.00	1,022.62	2.54	0.50
Select Class
Actual	1,000.00	1,034.90	3.07	0.60
Hypothetical	1,000.00	1,022.12	3.05	0.60

*	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period).

162	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited)

The Board of Trustees meets regularly throughout the year and considers factors that are relevant to its annual consideration of investment advisory agreements at each meeting. The Board of Trustees has established various standing committees, composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment subcommittees (money market and alternative products, equity, and fixed income) also meet for the specific purpose of considering advisory contract annual renewals. The Board of Trustees held meetings in person in June and August 2011, at which the Trustees considered the continuation of each of the investment advisory agreements for the Funds whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment subcommittees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment subcommittee reported to the full Board, which then considered the investment subcommittee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreements or any of their affiliates, approved the continuation of each Advisory Agreement on August 25, 2011.

The Trustees, as part of their review of the investment advisory arrangements for the Funds, considered and reviewed performance and other information received from the Advisor on a regular basis over the course of the year, as well as information specifically prepared for their annual review. This information includes the Funds’ performance compared to the performance of the Funds’ peers and benchmarks and analyses by the Advisor of the Funds’ performance. In addition, the Trustees have engaged an independent consultant to report on the performance of each of the Funds at each of the Trustees’ regular meetings. The Advisor also periodically provides comparative information regarding the Funds’ expense ratios and those of the peer groups. In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Advisor, including, with respect to certain Funds, performance and expense information compiled by Lipper Inc. (“Lipper”), an independent provider of investment company data. The independent consultant also provided additional analyses of the performance of Funds with greater than two years of performance history in connection with the Trustees’ review of the investment advisory arrangements. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Agreement with representatives of the Advisor and with counsels to the Trust and independent Trustees and received a memorandum from independent counsel to the Trustees discussing the legal standards for their consideration of the proposed approval. The Trustees also discussed the proposed approvals in executive sessions with counsels to the Trust and independent Trustees at which no representatives of the Advisor were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement.

In their deliberations, there was a comprehensive consideration of the information received by the Trustees. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation to be received by the Advisor from each Fund under the applicable Advisory Agreement was fair and reasonable and that the continuance of the investment advisory contract was in the best interests of each Fund and its shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Advisor

The Trustees received and considered information regarding the nature, extent and quality of the services provided to each Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Advisor’s senior management and the expertise of, and the amount of attention given to each Fund by, investment personnel of the Advisor. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team. The Trustees also considered information provided by the Advisor and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of each Fund. The Trustees also reviewed information relating to the Advisor’s risk governance model and reports showing the Advisor’s ongoing compliance processes and structures. The quality of the administrative services provided by JPMorgan Funds Management, Inc. (“JPMFM”), an affiliate of the Advisor, was also considered.

The Board of Trustees also considered its knowledge of the nature and quality of the services provided by the Advisor to the Funds gained from their experience as Trustees of the Funds. In addition, they considered the overall reputation and capabilities of the Advisor and its affiliates, the commitment of the Advisor to provide high quality service to the Funds, their overall confidence in the Advisor’s integrity and the Advisor’s responsiveness to concerns raised by them, including the Advisor’s willingness to consider and implement organizational

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BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Unaudited) (continued)

and operational changes designed to improve investment results and the services provided to each Fund.

Based on these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by the Advisor.

Costs of Services Provided and Profitability to the Advisor and its Affiliates

The Trustees received and considered information regarding the profitability to the Advisor and its affiliates in providing services to each of the Funds. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Advisor’s determination of its and its affiliates revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Advisor. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on their review, the Trustees concluded that the profitability to the Advisor of each of the Advisory Agreements was not unreasonable in light of the services and benefits provided to each Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Advisor and its affiliates as a result of their relationship with the Funds. The Board considered that the Advisor does not currently use third-party soft dollar arrangements with respect to securities transactions it executes for these Funds.

The Trustees also considered that JPMFM and JPMDS, affiliates of the Advisor, earn fees from the Funds for providing administrative and shareholder services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Advisor. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting and other related services.

Economies of Scale

The Trustees noted that the proposed investment advisory fee schedule for each Fund does not contain breakpoints. The

Trustees considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the fee waivers and expense limitations that the Advisor has in place that serve to limit the overall net expense ratio at competitive levels. The Trustees also recognized that the fee schedule for the administrative services provided by JPMFM does include a fee breakpoint, which is tied to the overall level of money market assets or non-money market fund assets excluding funds-of-funds, as applicable, advised by the Advisor, and that the Funds would benefit from that breakpoint. The Trustees concluded that shareholders benefited from the lower expense ratios which resulted from these factors.

Independent Written Evaluation of the Funds’ Chief Compliance Officer

The Trustees noted that, upon their direction, the Chief Compliance Officer for the Credit Opportunities Fund, Emerging Markets Debt Fund, Multi-Sector Income Fund, Real Return Fund, Strategic Income Opportunities Fund and Total Return Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreement.

Fees Relative to Advisor’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Advisor for investment management styles substantially similar to that of each Fund. The Trustees also considered the complexity of investment management for the Funds relative to the Advisor’s other clients and the differences in the nature and extent of the services provided to the different clients. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Advisor’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance for Funds which had at least one full year of performance at the time of the review in a report prepared by Lipper. The Trustees considered the total return performance information, which included the ranking of those Funds which had at least one full year of performance at the time of the review within a performance universe made up of funds with the same Lipper investment classification and objective (the “Universe Group”) by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Lipper’s methodology for selecting mutual funds in each Fund’s Universe Group. The Lipper materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this

164	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Advisor and the independent consultant and also considered the special analysis by the independent consultant. The Lipper performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:

The Trustees noted the performance of the Credit Opportunities Fund since its inception as compared with that of its benchmark index. The Trustees discussed the performance and investment strategy of the Fund, including recent changes permitting the Fund to invest in a broader spectrum of investment grade and non-investment grade credit securities, with the Advisor and, based upon this discussion and other factors, concluded that the performance was reasonable.

The Trustees noted that the Emerging Markets Debt Fund’s performance was in the third and fifth quintiles for Class A Shares for the one- and three-year periods ended December 31, 2010, and in the third, fifth and fifth quintiles for the Select Class shares for the one-, three-, and five-year periods ended December 31, 2010, respectively, and that the independent consultant indicated that overall performance needed enhancement. The Trustees discussed the performance and investment strategy of the Fund with the Advisor, noting the changes to the portfolio management team that occurred in late 2009 and concluded that they were satisfied with the Advisor’s analysis of the Fund’s performance.

The Trustees noted the performance of the Multi-Sector Income Fund since its inception as compared with that of its benchmark index. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and other factors, concluded that the performance was reasonable.

The Trustees noted that the Real Return Fund’s performance was in the fourth, fifth, and fifth quintiles for Class A shares and in the third, fifth and fourth quintiles for Select Class shares for the one-, three-, and five-year periods ended December 31, 2010, respectively, and that the independent consultant indicated that the overall performance needed enhancement. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and concluded that they were satisfied with the Advisor’s analysis of the Fund’s performance. However, they requested that the Fund’s Advisor provide additional Fund performance information to be reviewed with members of the Fixed Income subcommittee at each of their regular meetings over the course of the next year.

The Trustees noted that the Strategic Income Opportunities Fund’s performance was in the fifth quintile for both Class A and Select Class shares for the one-year period ended

December 31, 2010, and that the independent consultant indicated that the Fund was meeting its objectives. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and concluded that they were satisfied with the Advisor’s analysis of the Fund’s performance and noted the difficulty in assigning the Fund a representative peer group given the Fund’s flexible strategy.

The Trustees noted that the Total Return Fund’s performance was in the first quintile for both Class A and Select Class shares for the one-year period ended December 31, 2010, and that the independent consultant indicated that overall performance was attractive. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and concluded that they were satisfied with the Advisor’s analysis of the Fund’s performance.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by each Fund to the Advisor and compared that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as each Fund. The Trustees recognized that Lipper reported each Fund’s management fee rate as the combined contractual advisory fee and the administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund. The Trustees considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking into account any waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determination as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:

The Trustees noted that the Credit Opportunities Fund’s net advisory fee and actual total expenses for Select Class shares were in the first and second quintiles, respectively, of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Emerging Markets Debt Fund’s net advisory fee for Class A and Select Class shares were in the third quintile, and that the actual total expenses for Class A and Select Class shares were in the fourth and third quintiles, respectively, of their Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Multi-Sector Income Fund’s net advisory fee and actual total expenses for both Class A and Select Class shares were in the first quintile of their respective Universe Group. After considering the factors identified above,

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	165

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Unaudited) (continued)

in light of this information, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Real Return Fund’s net advisory fee for Class A and Select Class shares were in the third quintile and that the actual total expenses for the Class A and Select Class shares were in the first and third quintiles, respectively, of their Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Strategic Income Opportunities Fund’s net advisory fee for Class A and Select Class shares were in the first and second quintiles, respectively, and that the actual total expenses for both Class A and Select Class shares were in the second quintile of their respective Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Total Return Fund’s net advisory fee for Class A and Select Class shares were in the second quintile and that the actual total expenses for Class A and Select Class shares were in the first and third quintiles, respectively, of their Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were reasonable.

166	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and a description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Advisor. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2011. All rights reserved. August 2011.	SAN-INC-811

Semi-Annual Report

J.P. Morgan Money Market Funds

August 31, 2011 (Unaudited)

JPMorgan Prime Money Market Fund

JPMorgan Liquid Assets Money Market Fund

JPMorgan U.S. Government Money Market Fund

JPMorgan U.S. Treasury Plus Money Market Fund

JPMorgan Federal Money Market Fund

JPMorgan 100% U.S. Treasury Securities Money Market Fund

JPMorgan Tax Free Money Market Fund

JPMorgan Municipal Money Market Fund

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although a Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on conditions through the end of the reporting period and are subject to change without notice based on market and other conditions. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at (800) 480-4111 (retail investors) or 1-800-766-7722 (institutional investors) for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

SEPTEMBER 23, 2011 (Unaudited)

Dear Shareholder:

For many investors, the main concern appears to be whether the market volatility witnessed this summer will continue into the winter.

As we enter the last quarter of 2011, concerns about softening economic data and the deteriorating debt situation in Europe continue to persist. Although we are encouraged that corporate earnings and industrial production have continued to grow, the markets suggest that investors still lack confidence in both the U.S. and Europe’s ability to address their respective economic and debt issues.

“For many investors, the main concern appears to be whether the market volatility witnessed this summer will continue into the winter.”

Investors flee stocks as global growth concerns mount

Concerns about the U.S. debt ceiling crisis, the credit downgrade of U.S.-issued debt, softer economic data and contagion from the European debt crisis triggered heightened volatility and a significant market downturn. In early August, all three major U.S. stock indices experienced their worst one-day performance since December 1, 2008, while the S&P 500 Index posted its worst weekly decline since March 2009 and fell 5.4% in the month of August. As of the end of the six-month reporting period ended August 31, 2011, the S&P 500 Index was at a level of 1,219, a decrease of 7.2% from six months earlier.

U.S. Treasuries rally as growth concerns fuel equity sell-off

Despite historically low yields and a credit downgrade, investors continued to invest in U.S. Treasury securities, as concerns about global economic growth and the Euro zone’s debt problems fueled a heavy rotation out of stocks and into U.S.

Treasury securities. At one point, 10-year U.S. Treasury yields dipped below 2.2%, its lowest level since 1950. The yield on the 10-year U.S. Treasury declined from 3.4% to 2.2% as of the end of the six-month reporting period ended August 31, 2011, while the yield on the 2-year Treasury dipped from 0.7% to 0.2%. Meanwhile, the yield on the 30-year U.S. Treasury bond also fell from 4.5% to 3.6% as of the end of the same period.

The European debt crisis — how deep?

The seemingly interminable European sovereign debt crisis continues to impact global markets. Both European governments and the European Central Bank (ECB) have made attempts to calm financial markets with low-interest loans to Greece and limited ECB purchases of sovereign debt. However, many investors remain skeptical about the rescue attempts and concerns about the crisis persist and will likely continue to contribute to market volatility.

As always, we encourage investors to be mindful of the impact of continued market uncertainty and unexpected risks on the economy by taking a balanced and diversified approach to investing.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

Sincerely yours,

George C.W. Gatch

CEO, Investment Management Americas

J.P. Morgan Asset Management

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	1

JPMorgan Prime Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited)

Objective	Aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital
Primary Investments	High quality, short-term, U.S. dollar-denominated money market instruments
Suggested investment time frame	Short-term
Share classes offered	Class B, Class C, Agency, Capital, Cash Management, Direct, Eagle Class, Institutional Class, Investor, Morgan, Premier, Reserve and Service Shares
Net Assets as of 8/31/2011	$117.9 Billion
Weighted Average Maturity^	50 days
Weighted Average Life^^	88 days
S&P rating* (a)	AAAm
Moody’s rating* (b)	Aaa-mf

The S&P and Moody’s ratings are historical and signify that the Fund’s safety is excellent, with superior capacity to maintain a net asset value of $1.00 per share.

(a)	Standard & Poor’s analysis focuses primarily on the creditworthiness of the fund’s management’s ability and policies to maintain the fund’s stable net asset value. Principal stability fund ratings are assigned to funds that seek to maintain a stable or an accumulating net asset value.
(b)	Rating incorporates Moody’s assessment of a fund’s published investment objectives and policies, the creditworthiness of the assets held by the fund, as well as the management characteristics of the fund.

MATURITY SCHEDULE**^
1 day	33.1%
2–7 days	11.0
8–30 days	10.0
31–60 days	9.9
61–90 days	18.8
91–180 days	13.9
181+ days	3.3

7-DAY SEC YIELD (1)
Class B Shares	0.01%
Class C Shares	0.01
Agency Shares	0.02
Capital Shares	0.10
Cash Management Shares	0.01
Direct Shares	0.01
Eagle Class Shares	0.01
Institutional Class Shares	0.07
Investor Shares	0.01
Morgan Shares	0.01
Premier Shares	0.01
Reserve Shares	0.01
Service Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	This rating is historical and is based upon the Fund’s credit quality, market price exposure and management.
**	Percentages indicated are based upon total investments as of August 31, 2011.
(1)	The yields for Class B Shares, Class C Shares, Agency Shares, Capital Shares, Cash Management Shares, Direct Shares, Eagle Class Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.88)%, (0.88)%, (0.03)%, 0.07%, (0.68)%, (0.03)%, (0.43)%, 0.02%, (0.23)%, (0.23)%, (0.18)%, (0.43)% and (0.78)% for Class B Shares, Class C Shares, Agency Shares, Capital Shares, Cash Management Shares, Direct Shares, Eagle Class Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Prime Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

2	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

JPMorgan Liquid Assets Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited)

Objective	Seeks current income with liquidity and stability of principal
Primary Investments	High quality, short-term instruments including corporate notes, U.S. government securities, asset-backed securities, repurchase agreements, commercial paper, funding agreements, certificates of deposit, municipal obligations and bank obligations
Suggested investment time frame	Short-term
Share classes offered	Class B, Class C, Agency, Capital, E*Trade, Institutional Class, Investor, Morgan, Premier, Reserve and Service Shares
Net Assets as of 8/31/2011	$10.0 Billion
Weighted Average Maturity^	48 days
Weighted Average Life^^	78 days

MATURITY SCHEDULE*^
1 day	31.4%
2–7 days	13.4
8–30 days	10.1
31–60 days	11.7
61–90 days	18.5
91–180 days	12.1
181+ days	2.8

7-DAY SEC YIELD (1)
Class B Shares	0.01%
Class C Shares	0.01
Agency Shares	0.03
Capital Shares	0.11
E*Trade	0.05
Institutional Class Shares	0.08
Investor Shares	0.01
Morgan Shares	0.01
Premier Shares	0.01
Reserve Shares	0.01
Service Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	Percentages indicated are based upon total investments as of August 31, 2011.
(1)	The yields for Class B Shares, Class C Shares, Agency Shares, Capital Shares, E*Trade Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.88)%, (0.88)%, (0.03)%, 0.07%, (0.78)%, 0.02%, (0.23)%, (0.33)%, (0.18)%, (0.45)% and (0.83)% for Class B Shares, Class C Shares, Agency Shares, Capital Shares, E*Trade Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Liquid Assets Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	3

JPMorgan U.S. Government Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited)

Objective	Seeks high current income with liquidity and stability of principal
Primary Investments	High quality, short-term securities issued or guaranteed by the U.S. government or by U.S. government agencies or instrumentalities and repurchase agreements collateralized by such obligations
Suggested investment time frame	Short-term
Share classes offered	Agency, Capital, Direct, Institutional Class, Investor, Morgan, Premier, Reserve and Service Shares
Net Assets as of 8/31/2011	$62.8 Billion
Weighted Average Maturity^	51 days
Weighted Average Life^^	82 days
S&P rating* (a)	AAAm
Moody’s rating* (b)	Aaa-mf

The S&P and Moody’s ratings are historical and signify that the Fund’s safety is excellent, with superior capacity to maintain a net asset value of $1.00 per share.

(a)	Standard & Poor’s analysis focuses primarily on the creditworthiness of the fund’s management’s ability and policies to maintain the fund’s stable net asset value. Principal stability fund ratings are assigned to funds that seek to maintain a stable or an accumulating net asset value.
(b)	Rating incorporates Moody’s assessment of a fund’s published investment objectives and policies, the creditworthiness of the assets held by the fund, as well as the management characteristics of the fund.

MATURITY SCHEDULE**^
1 day	24.3%
2–7 days	16.3
8–30 days	12.8
31–60 days	19.7
61–90 days	5.7
91–180 days	14.6
181+ days	6.6

7-DAY SEC YIELD (1)
Agency Shares	0.01%
Capital Shares	0.01
Direct Shares	0.01
Institutional Class Shares	0.01
Investor Shares	0.01
Morgan Shares	0.01
Premier Shares	0.01
Reserve Shares	0.01
Service Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	This rating is historical and is based upon the Fund’s credit quality, market price exposure and management.
**	Percentages indicated are based upon total investments as of August 31, 2011.
(1)	The yields for Agency Shares, Capital Shares, Direct Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.19)%, (0.09)%, (0.19)%, (0.14)%, (0.39)%, (0.50)%, (0.34)%, (0.62)% and (0.95)% for Agency Shares, Capital Shares, Direct Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan U.S. Government Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

4	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

JPMorgan U.S. Treasury Plus Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited)

Objective	Seeks current income with liquidity and stability of principal
Primary Investments	Direct obligations of the U.S. Treasury including Treasury bills, bonds and notes and other obligations issued or guaranteed by the U.S. Treasury and repurchase agreements collateralized by U.S. Treasury securities
Suggested investment time frame	Short-term
Share classes offered	Class B, Class C, Agency, Direct, Institutional Class, Investor, Morgan, Premier, Reserve and Service Shares
Net Assets as of 8/31/2011	$15.3 Billion
Weighted Average Maturity^	25 days
Weighted Average Life^^	25 days
S&P rating* (a)	AAAm
Moody’s rating* (b)	Aaa-mf

The S&P and Moody’s ratings are historical and signify that the Fund’s safety is excellent, with superior capacity to maintain a net asset value of $1.00 per share.

(a)	Standard & Poor’s analysis focuses primarily on the creditworthiness of the fund’s management’s ability and policies to maintain the fund’s stable net asset value. Principal stability fund ratings are assigned to funds that seek to maintain a stable or an accumulating net asset value.
(b)	Rating incorporates Moody’s assessment of a fund’s published investment objectives and policies, the creditworthiness of the assets held by the fund, as well as the management characteristics of the fund.

MATURITY SCHEDULE**^
1 day	40.5%
2–7 days	29.8
8–30 days	16.9
31–60 days	1.8
61–90 days	2.8
91–180 days	3.7
181+ days	4.5

7-DAY SEC YIELD (1)
Class B Shares	0.00%
Class C Shares	0.00
Agency Shares	0.00
Direct Shares	0.00
Institutional Class Shares	0.00
Investor Shares	0.00
Morgan Shares	0.00
Premier Shares	0.00
Reserve Shares	0.00
Service Shares	0.00

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	This rating is historical and is based upon the Fund’s credit quality, market price exposure and management.
**	Percentages indicated are based upon total investments as of August 31, 2011.
(1)	The yields for Class B Shares, Class C Shares, Agency Shares, Direct Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (1.10)%, (1.10)%, (0.25)%, (0.25)%, (0.20)%, (0.45)%, (0.55)%, (0.40)%, (0.65)% and (1.00)% for Class B Shares, Class C Shares, Agency Shares, Direct Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan U.S. Treasury Plus Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	5

JPMorgan Federal Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited)

Objective	Aims to provide current income while still preserving capital and maintaining liquidity
Primary Investments	Direct obligations of the U.S. Treasury including Treasury bills, bonds and notes as well as debt obligations issued or guaranteed by U.S. government agencies or instrumentalities
Suggested investment time frame	Short-term
Share classes offered	Agency, Institutional Class, Morgan, Premier and Reserve Shares
Net Assets as of 8/31/2011	$5.6 Billion
Weighted Average Maturity^	49 days
Weighted Average Life^^	71 days
S&P rating* (a)	AAAm
Moody’s rating* (b)	Aaa-mf

The S&P and Moody’s ratings are historical and signify that the Fund’s safety is excellent, with superior capacity to maintain a net asset value of $1.00 per share.

(a)	Standard & Poor’s analysis focuses primarily on the creditworthiness of the fund’s management’s ability and policies to maintain the fund’s stable net asset value. Principal stability fund ratings are assigned to funds that seek to maintain a stable or an accumulating net asset value.
(b)	Rating incorporates Moody’s assessment of a fund’s published investment objectives and policies, the creditworthiness of the assets held by the fund, as well as the management characteristics of the fund.

MATURITY SCHEDULE**^
1 day	6.2%
2–7 days	5.2
8–30 days	43.4
31–60 days	21.0
61–90 days	11.3
91–180 days	9.8
181+ days	3.1

7-DAY SEC YIELD (1)
Agency Shares	0.00%
Institutional Class Shares	0.00
Morgan Shares	0.00
Premier Shares	0.00
Reserve Shares	0.00

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	This rating is historical and is based upon the Fund’s credit quality, market price exposure and management.
**	Percentages indicated are based upon total investments as of August 31, 2011.
(1)	The yields for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.22)%, (0.17)%, (0.52)%, (0.37)% and (0.62)% for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Federal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

6	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

JPMorgan 100% U.S. Treasury Securities Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited)

Objective	Aims to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal
Primary Investments	Direct obligations of the U.S. Treasury including Treasury bills, bonds and notes
Suggested investment time frame	Short-term
Share classes offered	Agency, Capital, Institutional Class, Morgan, Premier, Reserve and Service Shares
Net Assets as of 8/31/2011	$18.6 Billion
Weighted Average Maturity^	31 days
Weighted Average Life^^	31 days
S&P rating* (a)	AAAm-G
Moody’s rating* (b)	Aaa-mf

The S&P and Moody’s ratings are historical and signify that the Fund’s safety is excellent, with superior capacity to maintain a net asset value of $1.00 per share. The ‘G’ designation in the S&P rating means that the Fund’s portfolio consists primarily of U.S. Government securities.

(a)	Standard & Poor’s analysis focuses primarily on the creditworthiness of the fund’s management’s ability and policies to maintain the fund’s stable net asset value. Principal stability fund ratings are assigned to funds that seek to maintain a stable or an accumulating net asset value.
(b)	Rating incorporates Moody’s assessment of a fund’s published investment objectives and policies, the creditworthiness of the assets held by the fund, as well as the management characteristics of the fund.

MATURITY SCHEDULE**^
1 day	11.2%
2–7 days	0.0
8–30 days	59.4
31–60 days	6.0
61–90 days	20.6
91–180 days	2.2
181+ days	0.6

7-DAY SEC YIELD (1)
Agency Shares	0.00%
Capital Shares	0.00
Institutional Class Shares	0.00
Morgan Shares	0.00
Premier Shares	0.00
Reserve Shares	0.00
Service Shares	0.00

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	This rating is historical and is based upon the Fund’s credit quality, market price exposure and management.
**	Percentages indicated are based upon total investments as of August 31, 2011.
(1)	The yields for Agency Shares, Capital Shares, Institutional Class Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.26)%, (0.16)%, (0.21)%, (0.56)%, (0.41)%, (0.66)% and (1.01)% for Agency Shares, Capital Shares, Institutional Class Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan 100% U.S. Treasury Securities Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	7

JPMorgan Tax Free Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited)

Objective	Aims to provide the highest possible level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity*
Primary Investments	High quality short-term municipal securities, the interest on which is excluded from federal income taxes
Suggested investment time frame	Short-term
Share classes offered	Agency, Direct, Eagle Class, Institutional Class, Morgan, Premier and Reserve Shares
Net Assets as of 8/31/2011	$18.5 Billion
Weighted Average Maturity^	27 days
Weighted Average Life^^	28 days
S&P rating** (a)	AAAm
Moody’s rating** (b)	Aaa-mf

The S&P and Moody’s ratings are historical and signify that the Fund’s safety is excellent, with superior capacity to maintain a net asset value of $1.00 per share.

(a)	Standard & Poor’s analysis focuses primarily on the creditworthiness of the fund’s management’s ability and policies to maintain the fund’s stable net asset value. Principal stability fund ratings are assigned to funds that seek to maintain a stable or an accumulating net asset value.
(b)	Rating incorporates Moody’s assessment of a fund’s published investment objectives and policies, the creditworthiness of the assets held by the fund, as well as the management characteristics of the fund.

MATURITY SCHEDULE***^
1 day	11.2%
2–7 days	78.9
8–30 days	1.5
31–60 days	0.4
61–90 days	0.0
91–180 days	2.5
181+ days	5.5

7-DAY SEC YIELD (1)
Agency Shares	0.01%
Direct Shares	0.00
Eagle Class Shares	0.01
Institutional Class Shares	0.06
Morgan Shares	0.00
Premier Shares	0.00
Reserve Shares	0.00

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	This rating is historical and is based upon the Fund’s credit quality, market price exposure and management.
***	Percentages indicated are based upon total investments as of August 31, 2011.
(1)	The yields for Agency Shares, Direct Shares, Eagle Class Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.04)%, (0.04)%, (0.44)%, 0.01%, (0.34)%, (0.19)% and (0.44)% for Agency Shares, Direct Shares, Eagle Class Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Tax Free Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

8	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

JPMorgan Municipal Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited)

Objective	Seeks as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal*
Primary Investments	High quality short-term municipal securities, the interest on which is excluded from federal income taxes
Suggested investment time frame	Short-term
Share classes offered	Agency, E*Trade, Institutional Class, Morgan, Premier, Reserve and Service Shares
Net Assets as of 8/31/2011	$3.2 Billion
Weighted Average Maturity^	33 days
Weighted Average Life^^	33 days

MATURITY SCHEDULE**^
1 day	8.8%
2–7 days	73.7
8–30 days	2.2
31–60 days	0.3
61–90 days	2.9
91–180 days	4.2
181+ days	7.9

7-DAY SEC YIELD (1)
Agency Shares	0.12%
E*Trade	0.01
Institutional Class Shares	0.17
Morgan Shares	0.00
Premier Shares	0.00
Reserve Shares	0.00
Service Shares	0.00

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages indicated are based upon total investments as of August 31, 2011.
(1)	The yields for Agency Shares, E*Trade Shares, Institutional Class Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 0.06%, (0.69)%, 0.11%, (0.24)%, (0.09)%, (0.34)% and (0.69)% for Agency Shares, E*Trade Shares, Institutional Class Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Municipal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	9

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

Certificates of Deposit — 38.5%
651,000	ABN Amro Bank N.V., 0.303%, 09/21/11	651,001
	Australia & New Zealand Banking Group Ltd.,
470,000	0.250%, 11/10/11	470,000
70,000	0.350%, 02/06/12	70,002
	Bank of Nova Scotia,
262,000	0.190%, 09/01/11	262,000
990,000	0.200%, 11/08/11	990,000
700,000	0.210%, 11/07/11	700,000
42,000	0.210%, 11/04/11	42,000
508,000	0.240%, 11/03/11	508,000
488,150	0.430%, 09/06/11	488,150
173,000	0.430%, 09/07/11	173,000
150,000	0.430%, 09/09/11	150,000
300,000	0.430%, 09/12/11	300,000
	Bank of Tokyo-Mitsubishi UFJ Ltd.,
826,000	0.200%, 09/15/11	826,000
1,039,700	0.400%, 02/13/12	1,039,700
	Barclays Bank plc,
820,000	0.270%, 11/07/11	820,000
658,000	0.300%, 10/26/11	658,000
260,000	0.300%, 10/28/11	260,000
	BNP Paribas,
206,000	0.440%, 11/01/11	206,000
304,000	0.440%, 11/04/11	304,000
475,000	0.450%, 11/02/11	475,002
1,059,000	0.460%, 10/11/11	1,059,000
350,000	0.490%, 10/05/11	350,000
850,000	0.530%, 09/29/11	850,003
	Caisse des Depots et Consignation,
295,000	0.360%, 03/09/12	295,000
87,000	0.570%, 09/13/11	87,000
400,000	0.580%, 09/02/11	400,000
265,000	Commonwealth Bank of Australia Ltd., 0.300%, 02/08/12	265,000
	Credit Industriel et Commercial,
162,000	0.310%, 09/01/11	162,000
775,000	0.285%, 09/06/11	775,001
253,000	Credit Suisse First Boston, 0.280%, 10/27/11	253,000
	Deutsche Bank AG,
450,000	0.270%, 11/16/11	450,000
1,100,000	0.270%, 12/01/11	1,100,000
365,000	0.350%, 10/04/11	365,000
500,000	0.390%, 10/04/11	500,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	DnB NOR Bank ASA,
300,000	0.190%, 09/09/11 (n)	299,987
500,000	0.300%, 11/29/11	500,000
	HSBC Bank plc,
404,000	0.330%, 09/29/11	404,000
463,000	0.355%, 02/16/12	463,011
300,000	0.465%, 09/16/11	300,000
	ING Bank N.V.,
136,000	0.250%, 10/14/11	136,000
529,000	0.260%, 09/02/11	529,000
538,000	Lloyds TSB Bank plc, 0.321%, 09/26/11	538,000
	Mitsubishi UFJ Trust & Banking Corp.,
304,000	0.384%, 02/27/12	303,306
100,000	0.465%, 09/12/11	99,989
266,000	0.320%, 11/07/11	266,000
146,000	0.320%, 11/04/11	146,000
96,000	0.384%, 09/08/11	96,000
69,350	0.460%, 03/01/12	69,350
120,000	0.465%, 02/28/12	120,000
100,000	0.470%, 02/24/12	100,000
	Mizuho Corporate Bank Ltd.,
1,000,000	0.300%, 11/04/11	1,000,009
55,000	0.300%, 11/04/11	55,000
875,000	0.320%, 11/29/11	875,000
739,500	0.320%, 11/28/11	739,500
	National Australia Bank Ltd.,
201,000	0.250%, 11/01/11	201,000
700,000	0.283%, 12/12/11	700,005
500,000	0.285%, 11/14/11	500,005
524,000	0.300%, 11/28/11	524,000
270,000	0.305%, 11/28/11	270,003
647,000	0.340%, 09/07/11	647,000
436,000	0.340%, 09/29/11	436,002
237,000	0.380%, 02/06/12	237,005
802,000	Natixis, VAR, 0.380%, 09/01/11	802,000
380,000	Nederlandse Waterschapsbank N.V., 0.300%, 10/28/11 (n)	379,820
	Nordea Bank Finland plc,
490,000	0.270%, 11/09/11	490,000
475,000	0.320%, 09/02/11	475,000
408,000	0.320%, 09/07/11	408,000
448,000	0.325%, 09/06/11	448,000
623,000	0.380%, 02/10/12	623,000
	Norinchukin Bank-New York,
150,000	0.310%, 11/04/11	150,000
471,000	0.310%, 11/07/11	471,000

SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Certificates of Deposit — Continued
24,700	0.320%, 11/10/11	24,700
199,700	0.330%, 11/23/11	199,700
	Rabobank Nederland N.V.,
325,000	0.350%, 10/06/11 (n)	324,889
96,000	0.290%, 11/23/11 (n)	95,936
570,000	0.280%, 11/03/11	570,000
567,800	0.293%, 09/21/11	567,800
200,000	0.311%, 09/30/11	200,000
544,000	0.460%, 09/06/11	544,001
565,000	0.495%, 09/13/11	565,001
	Royal Bank of Canada,
683,000	0.280%, 09/01/11	683,000
530,000	0.300%, 02/15/12	530,000
420,000	0.320%, 02/24/12	420,000
	Shizuoka Bank,
64,000	0.250%, 09/08/11	64,000
73,000	0.270%, 10/03/11	73,000
	Sumitomo Mitsui Banking Corp.,
125,000	0.290%, 11/07/11	125,000
353,000	0.300%, 11/03/11	353,000
100,000	0.400%, 02/16/12	100,000
1,187,000	0.410%, 02/13/12	1,187,010
352,000	0.410%, 02/14/12	352,008
572,500	1.000%, 09/01/11	572,500
	Sumitomo Trust & Banking Co., Ltd.,
200,000	0.270%, 10/11/11 (n)	199,940
200,000	0.300%, 10/11/11	200,000
	Svenska Handelsbanken, Inc.,
300,000	0.190%, 10/11/11	300,000
170,000	0.235%, 11/04/11	170,000
200,000	0.300%, 09/21/11	200,000
250,000	0.305%, 11/30/11	250,003
610,000	0.313%, 12/02/11	610,004
100,000	0.325%, 10/05/11	100,000
200,000	0.355%, 09/01/11	200,000
262,700	0.385%, 02/10/12	262,706
687,850	0.455%, 02/24/12	687,867
	Toronto Dominion Bank,
310,000	0.320%, 02/08/12	310,000
234,000	0.320%, 02/06/12	234,000
167,000	0.320%, 02/07/12	167,000
	UBS AG,
830,000	0.220%, 10/11/11	830,000
885,000	0.350%, 11/25/11	885,000
741,000	0.350%, 12/02/11	741,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Westpac Banking Corp.,
260,000	0.290%, 11/01/11	260,000
158,360	0.350%, 02/13/12	158,345

	Total Certificates of Deposit (Cost $45,423,261)	45,423,261

Commercial Paper — 17.1% (n)
	ANZ National (International) Ltd.,
135,000	0.255%, 11/08/11 (e)	134,935
157,000	0.260%, 11/07/11 (e) (m)	156,924
	ASB Finance Ltd.,
50,000	0.260%, 11/10/11 (e)	49,975
91,000	0.265%, 11/04/11 (e)	90,957
15,000	0.265%, 11/07/11 (e)	14,993
394,700	Aspen Funding Corp, 0.120%, 09/01/11 (e)	394,700
20,985	Atlantic Asset Securitization LLC, 0.200%, 09/01/11 (e)	20,985
	Atlantis One Funding Corp.,
852,000	0.280%, 11/10/11 (e)	851,536
247,000	0.280%, 11/14/11 (e)	246,858
143,000	0.341%, 10/04/11 (e)	142,955
	Australia & New Zealand Banking Group Ltd.,
152,000	0.230%, 12/08/11 (e)	151,905
100,000	0.310%, 10/04/11 (e)	99,972
101,200	0.331%, 02/09/12 (e)	101,051
500,000	0.351%, 02/03/12 (e)	499,246
25,000	Bank of Nova Scotia, 0.230%, 11/09/11	24,989
105,000	Banque et Caisse d’Epargne de L’Etat, 0.336%, 09/06/11	104,995
	Barclays Bank plc,
200,000	0.300%, 09/01/11 (e)	200,000
143,900	0.300%, 11/03/11 (e)	143,824
159,200	Barclays U.S. Funding Corp., 0.100%, 09/01/11	159,200
600,000	BNP Paribas, 0.436%, 11/07/11	599,514
	Caisse d’Amortissement de la Dette Socia,
20,000	0.250%, 12/16/11 (e)	19,985
255,000	0.275%, 11/23/11 (e)	254,838
255,000	0.285%, 11/28/11 (e)	254,822
45,000	0.290%, 11/15/11 (e)	44,973
336,000	0.290%, 11/25/11 (e)	335,770
87,000	0.341%, 03/06/12 (e)	86,847
211,000	0.341%, 09/19/11 (e)	210,964
	Commonwealth Bank of Australia Ltd.,
61,000	0.235%, 11/08/11 (e)	60,973
435,000	0.270%, 11/04/11 (e)	434,791

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	11

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Commercial Paper — Continued
160,000	0.346%, 02/08/12 (e)	159,755
76,000	0.371%, 01/27/12 (e)	75,884
100,000	0.371%, 02/06/12 (e)	99,838
	Credit Suisse First Boston,
762,000	0.200%, 10/06/11	761,852
602,000	0.290%, 10/26/11	601,733
	Danske Corp.,
854,750	0.271%, 10/03/11 (e)	854,544
99,000	0.280%, 10/04/11 (e)	98,975
	DnB NOR Bank ASA,
450,000	0.300%, 11/23/11 (e)	449,689
534,000	0.300%, 11/29/11 (e)	533,604
	Erste Finance (Delaware) LLC,
136,200	0.120%, 09/01/11 (e)	136,200
145,000	0.361%, 12/07/11 (e)	144,859
250,000	Gemini Securitization Corp., 0.110%, 09/01/11 (e)	250,000
190,000	General Electric Capital Corp., 0.250%, 12/29/11	189,843
85,000	HSBC Bank USA, N.A., 0.160%, 09/23/11	84,992
	Kells Funding LLC,
171,000	0.220%, 10/26/11	170,943
145,000	0.371%, 04/10/12	144,669
150,000	0.377%, 09/04/11 (e)	150,000
130,000	0.381%, 09/19/11	129,975
200,000	0.383%, 09/08/11 (e)	200,000
	Macquarie Bank Ltd.,
150,000	0.370%, 11/08/11 (e)	149,895
575,000	0.400%, 11/17/11 (e)	574,465
75,000	Mizuho Funding LLC, 0.250%, 09/12/11 (e)	74,994
160,000	Natixis U.S. Finance Co., LLC, 0.140%, 09/01/11	160,000
195,700	Newport Funding Corp., 0.120%, 09/01/11 (e)	195,700
	Nordea North America, Inc.,
135,000	0.205%, 10/07/11	134,972
156,000	0.280%, 11/02/11	155,925
242,000	0.321%, 09/06/11	241,989
259,000	Northern Pines Funding LLC, 0.381%, 11/03/11 (e)	258,828
	NRW Bank Corp.,
70,000	0.250%, 11/10/11 (e)	69,966
377,000	0.257%, 12/01/11 (e)	376,755
409,000	0.263%, 11/28/11 (e)	408,737
153,000	0.265%, 11/29/11 (e)	152,900

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oversea-Chinese Banking Corp. Ltd.,
50,000	0.310%, 11/22/11	49,964
100,000	0.320%, 11/29/11	99,921
50,000	0.320%, 11/28/11	49,961
	Private Export Funding Corp.,
33,000	0.270%, 10/03/11 (e)	32,992
50,000	0.270%, 10/05/11 (e)	49,987
96,941	Regency Markets No. 1 LLC, 0.220%, 09/16/11 (e)	96,932
272,000	Societe Generale North America, Inc., 0.212%, 09/01/11	272,000
15,000	Straight-A Funding LLC, 0.240%, 11/02/11	14,994
	Sumitomo Mitsui Banking Corp.,
452,000	0.401%, 02/13/12 (e)	451,171
313,000	0.411%, 02/22/12 (e)	312,380
185,000	Suncorp Metway Ltd., 0.300%, 09/06/11 (e)	184,992
	Svenska Handelsbanken, Inc.,
60,000	0.320%, 12/05/11 (e)	59,949
200,000	0.431%, 02/23/12 (e)	199,582
93,884	Thames Asset Global Securitization No. 1, Inc., 0.200%, 09/01/11 (e)	93,884
479,000	UBS Finance (Delaware) LLC, 0.340%, 12/02/11	478,584
	UOB Funding LLC,
110,000	0.220%, 10/11/11	109,973
80,000	0.240%, 11/04/11	79,966
50,000	0.270%, 11/18/11	49,971
	Westpac Banking Corp.,
154,000	0.270%, 11/07/11 (e)	153,923
297,000	0.290%, 11/04/11 (e)	296,847
1,004,000	0.290%, 11/07/11 (e)	1,003,458
500,000	0.300%, 10/14/11 (e)	499,821
428,000	0.310%, 10/07/11 (e)	427,867
303,000	0.331%, 10/03/11 (e)	302,911
200,000	0.331%, 10/04/11 (e)	199,939
145,000	0.331%, 10/05/11 (e)	144,955
77,000	0.361%, 02/03/12 (e)	76,881
254,000	0.361%, 02/06/12 (e)	253,599
100,000	Windmill Funding Corp., 0.240%, 09/21/11 (e)	99,987

	Total Commercial Paper (Cost $20,233,349)	20,233,349

SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Notes — 1.2%
	Financials — 1.2%
	Commercial Banks — 1.0%
546,250	Australia & New Zealand Banking Group Ltd., VAR, 0.297%, 09/15/11 (e)	546,250
663,000	Bank of America N.A., 0.200%, 10/05/11	663,000

		1,209,250

	Diversified Financial Services — 0.2%
213,232	LICO Icahn Ltd., VAR, 0.850%, 09/10/11 (e) (i)	213,232

	Total Corporate Notes (Cost $1,422,482)	1,422,482

Foreign Government Security — 0.1%
121,520	Kingdom of Denmark, 2.750%, 11/15/11 (Cost $122,081)	122,081

Repurchase Agreements — 6.2%
659,000	Barclays Capital, Inc., 0.620%, dated 08/31/11, due 10/30/11, repurchase price $659,681, collateralized by Corporate Bonds and Notes with a value of $691,950. (i)	659,000
723,000	Barclays Capital, Inc., 0.620%, dated 08/31/11, due 10/30/11, repurchase price $723,747, collateralized by Corporate Bonds and Notes with a value of $759,150. (i)	723,000
425,000	Citigroup, Inc., 0.670%, dated 08/31/11, due 10/05/11, repurchase price $425,359, collateralized by Corporate Bonds and Notes with a value of $437,750. (i)	425,000
425,000	Citigroup, Inc., 0.870%, dated 08/31/11, due 10/05/11, repurchase price $425,010, collateralized by Corporate Bonds and Notes with a value of $437,750. (i)	425,000
143,530	Deutsche Bank Securities, Inc., 0.080%, dated 08/31/11, due 09/01/11, repurchase price $143,530, collateralized by U.S. Government Agency Securities with a value of $146,401.	143,530
460,000	Deutsche Bank Securities, Inc., 0.520%, dated 08/31/11, due 11/04/11, repurchase price $460,432, collateralized by Corporate Bonds and Notes with a value of $473,791. (i)	460,000
483,000	Deutsche Bank Securities, Inc., 0.520%, dated 08/31/11, due 11/04/11, repurchase price $483,453, collateralized by Corporate Bonds and Notes with a value of $497,489. (i)	483,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

400,000	HSBC Securities USA, Inc, 0.240%, dated 08/31/11, due 09/01/11, repurchase price $400,003, collateralized by Corporate Bonds and Notes with a value of $412,003.	400,000
294,000	Merrill Lynch & Co., Inc., 0.370%, dated 08/31/11, due 10/05/11, repurchase price $294,106, collateralized by Corporate Bonds and Notes with a value of $307,487. (i)	294,000
1,400,000	Merrill Lynch & Co., Inc., 0.820%, dated 08/31/11, due 09/15/11, repurchase price $1,400,478, collateralized by Corporate Bonds and Notes with a value of $1,470,000. (i)	1,400,000
1,879,000	RBS Securities, Inc., 0.420%, dated 08/31/11, due 09/01/11, repurchase price $1,879,022, collateralized by Corporate Bonds and Notes with a value of $1,937,517.	1,879,000

	Total Repurchase Agreements (Cost $7,291,530)	7,291,530

Time Deposits — 24.9%
1,000,000	Bank of Tokyo-Mitsubishi UFJ Ltd., 0.100%, 09/01/11	1,000,000
2,000,000	Banque Federative du Credit Mutuel, 0.180%, 09/01/11	2,000,000
	Barclays Bank plc,
1,600,000	0.080%, 09/01/11	1,600,000
1,100,000	BPCE, 0.160%, 09/01/11	1,100,000
	Citibank N.A.,
500,000	0.120%, 09/07/11	500,000
249,575	0.120%, 09/07/11	249,575
	Commerzbank AG,
450,000	0.120%, 09/01/11	450,000
1,499,575	0.170%, 09/02/11	1,499,575
	Credit Agricole S.A.,
2,482,587	0.130%, 09/01/11	2,482,587
667,800	0.130%, 09/01/11	667,800
	Danske Bank A/S,
500,000	0.210%, 09/02/11	500,000
1,550,000	0.210%, 09/06/11	1,550,000
	Deutsche Bank AG,
554,896	0.100%, 09/01/11	554,896
999,575	0.100%, 09/01/11	999,575
1,500,000	DnB NOR Bank ASA, 0.090%, 09/01/11	1,500,000
749,575	DZ Bank AG, 0.160%, 09/01/11	749,575
	Erste Bank Der Oesterreichischen Sparkas,
500,000	0.120%, 09/01/11	500,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	13

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Time Deposits — Continued
830,000	0.170%, 09/07/11	830,000
1,999,575	KBC Bank N.V., 0.100%, 09/01/11	1,999,575
	Landesbank Hessen-Thueringen Girozentral,
500,000	0.120%, 09/01/11	500,000
799,575	0.180%, 09/01/11	799,575
2,000,000	Lloyds TSB Bank plc, 0.110%, 09/01/11	2,000,000
2,000,000	Royal Bank of Scotland plc, 0.120%, 09/01/11	2,000,000
	Skandinaviska Enskilda Banken,
374,575	0.150%, 09/06/11	374,575
850,000	0.150%, 09/07/11	850,000
1,349,575	Societe Generale, 0.180%, 09/01/11	1,349,575
750,000	Svenska Handelsbanken, Inc., 0.090%, 09/01/11	750,000

	Total Time Deposits (Cost $29,356,883)	29,356,883

U.S. Government Agency Securities — 12.9%
	Federal Home Loan Bank,
91,000	0.160%, 03/08/12	90,985
37,750	0.170%, 04/02/12	37,747
26,000	0.180%, 08/15/12	25,994
500,000	0.180%, 08/22/12	499,887
77,500	0.200%, 08/16/12	77,498
133,000	0.220%, 07/20/12	132,925
343,950	0.230%, 08/13/12	343,938
632,000	VAR, 0.104%, 10/30/11	631,932
409,000	VAR, 0.229%, 11/07/11	408,970
450,000	VAR, 1.000%, 09/01/11	449,865
	Federal Home Loan Mortgage Corp.,
754,850	DN, 0.180%, 02/13/12 (n)	754,227
870,000	VAR, 0.151%, 09/04/11	869,367
466,550	VAR, 0.162%, 09/03/11	466,440
200,000	VAR, 0.167%, 09/14/11	199,977
600,000	VAR, 0.168%, 09/16/11	599,930
550,000	VAR, 0.171%, 09/29/11	549,910

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

509,900	VAR, 0.219%, 09/26/11	509,869
687,000	VAR, 0.270%, 09/01/11	686,717
1,895,000	VAR, 0.290%, 09/01/11	1,893,881
	Federal National Mortgage Association,
37,302	1.125%, 07/30/12	37,588
680,000	1.250%, 05/07/12	684,845
19,182	DN, 0.105%, 10/12/11 (n)	19,180
784,000	DN, 0.180%, 02/13/12 (n)	783,353
791,000	DN, 0.199%, 05/01/12 (n)	789,941
416,000	VAR, 0.235%, 09/23/11	415,876
423,000	VAR, 0.243%, 09/20/11	422,889
900,000	VAR, 0.251%, 09/28/11	899,758
1,082,250	VAR, 0.280%, 09/01/11	1,081,978
835,000	VAR, 0.310%, 09/01/11	834,826

	Total U.S. Government Agency Securities (Cost $15,200,293)	15,200,293

U.S. Treasury Obligations — 1.0%
	U.S. Treasury Bill — 0.1% (n)
60,000	0.166%, 09/29/11	59,992

	U.S. Treasury Notes — 0.9%
273,000	0.875%, 01/31/12	273,585
553,000	0.875%, 02/29/12	554,434
260,000	1.000%, 10/31/11	260,342

		1,088,361

	Total U.S. Treasury Obligations (Cost $1,148,353)	1,148,353

	Total Investments — 101.9% (Cost $120,198,232)*	120,198,232
	Liabilities in Excess of Other Assets — (1.9)%	(2,250,190)

	NET ASSETS — 100.0%	$117,948,042

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

Certificates of Deposit — 33.7%
	ABN Amro Bank N.V.,
20,000	0.300%, 09/19/11	20,000
60,000	0.303%, 09/21/11	60,000
17,000	Australia & New Zealand Banking Group Ltd., 0.350%, 02/06/12	17,000
	Bank of Nova Scotia,
61,000	0.210%, 11/04/11	61,000
42,000	0.240%, 11/03/11	42,000
37,000	0.430%, 09/06/11	37,000
12,000	0.430%, 09/07/11	12,000
20,000	0.430%, 09/09/11	20,000
	Bank of Tokyo-Mitsubishi UFJ Ltd.,
68,000	0.200%, 09/15/11	68,000
83,000	0.400%, 02/13/12	83,000
	Barclays Bank plc,
50,000	0.300%, 10/26/11	50,000
170,000	0.300%, 10/27/11	170,000
21,000	0.300%, 10/28/11	21,000
50,000	0.350%, 09/22/11	50,000
	BNP Paribas,
17,000	0.440%, 11/01/11	17,000
25,000	0.440%, 11/04/11	25,000
20,000	0.450%, 11/02/11	20,000
69,000	0.460%, 10/11/11	69,000
25,000	0.530%, 09/29/11	25,000
	Caisse des Depots et Consignation,
15,000	0.570%, 09/13/11	15,000
30,000	0.580%, 09/02/11	30,000
70,000	Credit Industrial et Commercial, 0.285%, 09/06/11	70,000
22,000	Commonwealth Bank of Australia Ltd., 0.300%, 02/08/12	22,000
22,000	Credit Suisse, 0.280%, 10/27/11	22,000
	Deutsche Bank AG,
40,000	0.270%, 11/16/11	40,000
50,000	0.390%, 10/04/11	50,000
	DnB NOR Bank ASA,
38,000	0.190%, 09/09/11 (n)	37,998
14,950	0.220%, 11/14/11	14,948
	HSBC Bank plc,
50,000	0.330%, 09/29/11	50,000
37,000	0.355%, 02/16/12	37,001
100,000	0.465%, 09/16/11	100,000
	ING Bank N.V.,
115,000	0.250%, 10/14/11	115,000
42,000	0.260%, 09/02/11	42,000
39,000	Lloyds TSB Bank plc, 0.321%, 09/26/11	39,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Mitsubishi UFJ Trust & Banking Corp.,
35,000	0.460%, 02/27/12 (n)	34,920
34,000	0.320%, 11/07/11	34,000
22,000	0.425%, 02/21/12	22,000
10,000	0.460%, 03/01/12	10,000
25,000	0.465%, 02/28/12	25,000
	Mizuho Corporate Bank Ltd.,
87,000	0.300%, 11/04/11	87,000
122,000	0.320%, 11/28/11	122,000
	National Australia Bank Ltd.,
16,000	0.250%, 11/01/11	16,000
63,000	0.300%, 11/28/11	63,000
50,000	0.340%, 09/07/11	50,000
32,000	0.340%, 09/29/11	32,000
20,000	0.380%, 02/06/12	20,001
51,000	Natixis, VAR, 0.380%, 09/01/11	51,000
29,000	Nederlandse Waterschapsbank N.V., 0.300%, 10/28/11 (n)	28,986
	Nordea Bank Finland plc,
25,000	0.320%, 09/02/11	25,000
31,000	0.320%, 09/07/11	31,000
50,000	0.380%, 02/10/12	50,000
	Norinchukin Bank-New York,
42,000	0.310%, 11/04/11	42,000
38,000	0.310%, 11/07/11	38,000
60,000	0.320%, 11/10/11	60,000
25,000	0.320%, 11/17/11	25,000
50,000	0.330%, 11/23/11	50,000
	Rabobank Nederland N.V.,
7,000	0.290%, 11/23/11 (n)	6,995
30,000	0.280%, 11/03/11	30,000
38,000	0.293%, 09/21/11	38,000
15,000	0.311%, 09/30/11	15,000
38,000	0.460%, 09/06/11	38,000
	Royal Bank of Canada,
49,000	0.280%, 09/01/11	49,000
42,000	0.300%, 02/15/12	42,000
30,000	0.320%, 02/24/12	30,000
	Shizuoka Bank,
5,000	0.250%, 09/08/11	5,000
7,000	0.270%, 10/03/11	7,000
	Sumitomo Mitsui Banking Corp.,
10,000	0.290%, 11/07/11	10,000
63,000	0.410%, 02/13/12	63,002
45,000	1.000%, 09/01/11	45,000
	Sumitomo Trust & Banking Co., Ltd.,
76,000	0.340%, 11/17/11 (n)	75,945
25,000	0.300%, 10/11/11	25,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	15

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Certificates of Deposit — Continued
	Svenska Handelsbanken, Inc.,
14,000	0.235%, 11/04/11	14,000
51,000	0.313%, 12/02/11	51,000
29,000	0.355%, 09/01/11	29,000
21,000	0.385%, 02/10/12	21,001
50,000	0.455%, 02/24/12	50,001
	Toronto Dominion Bank,
40,000	0.320%, 02/08/12	40,000
19,000	0.320%, 02/06/12	19,000
	UBS AG,
45,000	0.220%, 10/11/11	45,000
75,000	0.350%, 11/25/11	75,000
67,000	0.350%, 12/02/11	67,000
21,000	Westpac Banking Corp., 0.290%, 11/01/11	21,000

	Total Certificates of Deposit (Cost $3,380,798)	3,380,798

Commercial Paper — 22.3% (n)
	ANZ National (International) Ltd.,
15,000	0.255%, 11/08/11 (e)	14,993
13,000	0.260%, 11/07/11 (e) (m)	12,994
	ASB Finance Ltd.,
35,000	0.260%, 11/10/11 (e)	34,982
9,000	0.265%, 11/04/11 (e)	8,996
9,000	0.270%, 11/16/11 (e)	8,995
	Atlantis One Funding Corp.,
10,000	0.280%, 11/10/11 (e)	9,995
10,000	0.280%, 11/14/11 (e)	9,994
	Australia & New Zealand Banking Group Ltd.,
20,000	0.225%, 12/12/11 (e)	19,987
8,000	0.331%, 02/09/12 (e)	7,988
19,750	Bank of Nova Scotia, 0.230%, 11/09/11	19,741
8,000	Banque et Caisse d’Epargne de L’Etat, 0.336%, 09/06/11	8,000
12,000	Barclays Bank plc, 0.300%, 11/03/11 (e)	11,994
108,000	BNP Paribas, 0.436%, 11/07/11	107,913
	Caisse d’Amortissement de la Dette Socia,
30,000	0.285%, 11/28/11 (e)	29,979
15,000	0.290%, 11/15/11 (e)	14,991
27,000	0.290%, 11/25/11 (e)	26,981
50,000	0.341%, 09/19/11 (e)	49,992
	Commonwealth Bank of Australia Ltd.,
5,000	0.235%, 11/08/11 (e)	4,998
40,000	0.270%, 11/04/11 (e)	39,981
50,000	0.341%, 02/15/12 (e)	49,921
15,000	0.346%, 02/08/12 (e)	14,977
6,000	0.371%, 01/27/12 (e)	5,991
44,000	0.371%, 02/06/12 (e)	43,928

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Credit Suisse,
63,000	0.200%, 10/06/11	62,988
40,000	0.290%, 10/26/11	39,982
61,000	Danske Corp., 0.280%, 10/04/11 (e)	60,984
60,500	Deutsche Bank Financial LLC, 0.270%, 12/01/11	60,459
	DnB NOR Bank ASA,
50,000	0.300%, 11/23/11 (e)	49,965
83,000	0.300%, 11/29/11 (e)	82,939
25,000	Erste Finance (Delaware) LLC, 0.180%, 09/06/11 (e)	24,999
	General Electric Capital Corp.,
14,000	0.250%, 12/29/11	13,988
50,000	0.270%, 10/17/11	49,983
98,000	0.270%, 10/21/11	97,963
50,000	General Electric Capital Services, Inc., 0.270%, 10/20/11	49,982
30,000	Govco LLC, 0.300%, 10/25/11 (e)	29,987
	Kells Funding LLC,
25,000	0.220%, 10/26/11	24,992
10,000	0.250%, 11/21/11	9,994
55,000	0.371%, 04/10/12	54,875
50,000	0.377%, 09/04/11 (e)	50,000
10,000	0.381%, 09/19/11	9,998
100,000	0.391%, 09/09/11	99,991
	Macquarie Bank Ltd.,
15,000	0.370%, 11/07/11 (e)	14,990
135,000	0.400%, 11/15/11 (e)	134,880
	Nordea North America Inc.,
27,950	0.280%, 10/12/11	27,941
20,000	0.321%, 09/06/11	19,999
11,000	Nordea North America, Inc., 0.205%, 10/07/11	10,998
21,000	Northern Pines Funding LLC, 0.381%, 11/03/11 (e)	20,986
	NRW Bank Corp.,
10,000	0.250%, 11/10/11 (e)	9,995
23,000	0.260%, 12/01/11 (e)	22,985
33,000	0.265%, 11/29/11 (e)	32,978
15,000	Oversea-Chinese Banking Corp. Ltd., 0.320%, 11/28/11	14,988
	Straight-A Funding LLC,
17,000	0.190%, 11/14/11	16,993
10,000	0.240%, 11/02/11	9,996
10,000	0.300%, 11/01/11	9,995
65,000	Sumitomo Mitsui Banking Corp., 0.411%, 02/22/12 (e)	64,871

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Commercial Paper — Continued
15,000	Suncorp-Metway Ltd., 0.300%, 09/06/11 (e)	14,999
50,000	Svenska Handelsbanken, Inc., 0.431%, 02/23/12 (e)	49,896
27,500	Thames Asset Global Securitization No. 1, Inc., 0.250%, 09/15/11 (e)	27,497
40,000	UBS Finance (Delaware) LLC, 0.340%, 12/02/11	39,965
	UOB Funding LLC,
10,000	0.220%, 10/11/11	9,997
10,000	0.240%, 11/04/11	9,996
22,000	0.270%, 11/18/11	21,987
	Westpac Banking Corp.,
13,000	0.270%, 11/07/11 (e)	12,993
80,000	0.290%, 11/04/11 (e)	79,959
42,000	0.327%, 10/03/11 (e)	41,988
15,000	0.361%, 02/03/12 (e)	14,977
21,000	0.361%, 02/06/12 (e)	20,967
50,000	Windmill Funding Corp., 0.240%, 09/21/11 (e)	49,993

	Total Commercial Paper (Cost $2,240,189)	2,240,189

Corporate Notes — 1.1%
	Financials — 1.1%
	Commercial Banks — 0.9%
35,000	Australia & New Zealand Banking Group Ltd., VAR, 0.297%, 09/15/11 (e)	35,000
55,000	Bank of America N.A., 0.200%, 10/05/11	55,000

		90,000

	Diversified Financial Services — 0.2%
19,744	LICO Icahn Ltd., VAR, 0.850%, 09/10/11 (e) (i)	19,744

	Total Corporate Notes (Cost $109,744)	109,744

Repurchase Agreements — 7.8%
25,000	Barclays Capital, Inc., 0.620%, dated 08/31/11, due 10/30/11, repurchase price $25,026, collateralized by Corporate Bonds and Notes with a value of $26,180. (i)	25,000
55,000	Barclays Capital, Inc., 0.620%, dated 08/31/11, due 10/30/11, repurchase price $55,057, collateralized by Corporate Bonds and Notes with a value of $57,761. (i)	55,000
75,000	Citigroup Global Markets, Inc., 0.670%, dated 08/31/11, due 10/05/11, repurchase price $75,049, collateralized by Corporate Bonds and Notes with a value of $77,250. (i)	75,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

75,000	Citigroup Global Markets, Inc., 0.870%, dated 08/31/11, due 10/05/11, repurchase price $75,063, collateralized by Corporate Bonds and Notes with a value of $77,250. (i)	75,000
214,170	Deutsche Bank Securities, Inc., 0.080%, dated 08/31/11, due 09/01/11, repurchase price $214,170, collateralized by U.S. Government Agency Securities with a value of $218,453.	214,170
40,000	Deutsche Bank Securities, Inc., 0.520%, dated 08/31/11, due 11/04/11, repurchase price $40,038, collateralized by Corporate Bonds and Notes with a value of $41,750. (i)	40,000
100,000	Merrill Lynch PFS, Inc., 0.820%, dated 08/31/11, due 09/15/11, repurchase price $100,034, collateralized by Corporate Bonds and Notes with a value of $105,000. (i)	100,000
195,000	RBS Securities, Inc., 0.420%, dated 08/31/11, due 09/01/11, repurchase price $195,002, collateralized by U.S. Government Agency Securities with a value of $198,509.	195,000

	Total Repurchase Agreements (Cost $779,170)	779,170

Time Deposits — 28.4%
400,000	BPCE S.A., 0.160%, 09/01/11	400,000
100,000	Citibank N.A., 0.120%, 09/07/11	100,000
	Commerzbank AG,
250,000	0.120%, 09/01/11	250,000
200,000	0.170%, 09/02/11	200,000
100,000	Credit Agricole S.A., 0.130%, 09/01/11	100,000
	Danske Bank A/S,
200,000	0.210%, 09/02/11	200,000
200,000	0.210%, 09/06/11	200,000
100,000	DZ Bank AG, 0.160%, 09/01/11	100,000
	Erste Bank Der Oesterreichischen Sparkas,
300,000	0.120%, 09/01/11	300,000
100,000	0.170%, 09/07/11	100,000
100,000	Landesbank Hessen-Thueringen Girozentral, 0.180%, 09/01/11	100,000
200,000	Lloyds TSB Bank plc, 0.110%, 09/01/11	200,000
250,000	Royal Bank of Scotland, 0.120%, 09/01/11	250,000
	Skandinaviska Enskilda Banken,
50,000	0.150%, 09/06/11	50,000
50,000	0.150%, 09/07/11	50,000
250,000	Societe Generale, 0.180%, 09/01/11	250,000

	Total Time Deposits (Cost $2,850,000)	2,850,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	17

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

U.S. Government Agency Securities — 9.5%
	Federal Home Loan Bank,
7,500	0.160%, 03/08/12	7,499
42,000	0.180%, 08/15/12	41,990
29,000	0.230%, 08/13/12	28,999
46,000	VAR, 0.104%, 10/30/11	45,995
30,600	VAR, 0.229%, 11/07/11	30,598
50,000	VAR, 1.000%, 09/01/11	49,985
	Federal Home Loan Mortgage Corp.,
64,000	DN, 0.180%, 02/13/12 (n)	63,947
40,000	VAR, 0.151%, 09/04/11	39,971
40,000	VAR, 0.171%, 09/29/11	39,994
40,000	VAR, 0.219%, 09/26/11	39,998
48,000	VAR, 0.270%, 09/01/11	47,980
157,000	VAR, 0.290%, 09/01/11	156,907
	Federal National Mortgage Association,
14,000	1.125%, 07/30/12	14,107
64,000	DN, 0.180%, 02/13/12 (n)	63,947
74,000	DN, 0.199%, 05/01/12 (n)	73,901
50,000	VAR, 0.235%, 09/23/11	49,985

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

50,000	VAR, 0.251%, 09/28/11	49,987
76,000	VAR, 0.280%, 09/01/11	75,981
33,000	VAR, 0.310%, 09/01/11	32,993

	Total U.S. Government Agency Securities (Cost $954,764)	954,764

U.S. Treasury Obligations — 0.8%
	U.S. Treasury Notes — 0.8%
19,000	0.875%, 01/31/12	19,040
39,000	0.875%, 02/29/12	39,101
19,000	1.000%, 10/31/11	19,025

	Total U.S. Treasury Obligations (Cost $77,166)	77,166

	Total Investments — 103.6% (Cost $10,391,831)*	10,391,831
	Liabilities in Excess of Other Assets — (3.6)%	(362,406)

	NET ASSETS — 100.0%	$10,029,425

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

U.S. Government Agency Securities — 61.4%
	Federal Farm Credit Bank — 0.6%
80,000	0.250%, 08/01/12	80,038
25,000	DN, 0.010%, 09/01/11 (m) (n)	25,000
50,000	VAR, 0.227%, 09/12/11	49,995
250,000	VAR, 0.250%, 09/01/11	249,827

		404,860

	Federal Home Loan Bank — 22.2%
150,320	0.090%, 11/18/11	150,303
175,000	0.110%, 01/05/12	174,976
300,000	0.120%, 02/02/12	299,971
195,000	0.130%, 12/22/11	194,987
250,000	0.130%, 01/03/12	249,972
261,000	0.130%, 02/13/12	260,985
392,000	0.140%, 01/17/12	391,974
100,000	0.150%, 01/17/12	99,993
225,000	0.150%, 01/20/12	224,976
400,000	0.150%, 05/01/12	399,860
210,000	0.160%, 03/08/12	209,964
430,000	0.170%, 09/09/11	429,998
185,000	0.180%, 08/22/12	184,958
65,000	0.230%, 10/21/11	65,005
257,000	0.260%, 11/18/11	256,981
50,000	0.320%, 12/09/11	49,994
100,000	0.350%, 12/07/11	99,993
280,000	DN, 0.001%, 09/01/11 (n)	280,000
195,000	DN, 0.012%, 10/28/11 (n)	194,996
525,000	DN, 0.015%, 11/02/11 (n)	524,986
150,000	DN, 0.018%, 10/24/11 (n)	149,996
62,000	DN, 0.020%, 10/11/11 (n)	61,998
742,000	DN, 0.020%, 10/26/11 (n)	741,977
275,000	DN, 0.050%, 10/05/11 (n)	274,987
189,185	DN, 0.070%, 11/14/11 (n)	189,158
385,000	DN, 0.070%, 09/06/11 (n)	384,996
1,518,000	DN, 0.080%, 11/09/11 (n)	1,517,767
604,200	DN, 0.090%, 09/07/11 (n)	604,191
1,078,000	DN, 0.093%, 09/21/11 (n)	1,077,945
50,000	DN, 0.100%, 02/24/12 (n)	49,976
849,999	DN, 0.108%, 09/02/11 (n)	849,996
505,000	DN, 0.115%, 01/18/12 (n)	504,776
234,615	DN, 0.129%, 02/22/12 (n)	234,471
125,000	DN, 0.150%, 05/16/12 (n)	124,866
329,000	DN, 0.160%, 05/15/12 (n)	328,624
670,000	DN, 0.160%, 02/15/12 (n)	669,503
414,000	DN, 0.170%, 02/09/12 (n)	413,685
300,000	VAR, 0.184%, 09/28/11	299,958

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Federal Home Loan Bank — Continued
200,000	VAR, 0.184%, 09/26/11	199,976
262,000	VAR, 0.265%, 09/01/11	261,943
250,000	VAR, 1.000%, 09/01/11	249,925

		13,935,586

	Federal Home Loan Mortgage Corp. — 19.0%
220,250	DN, 0.030%, 11/28/11 (n)	220,234
131,000	DN, 0.047%, 11/22/11 (n)	130,986
311,000	DN, 0.070%, 11/14/11 (n)	310,956
1,100,015	DN, 0.090%, 10/03/11 (n)	1,099,927
490,000	DN, 0.090%, 09/22/11 (n)	489,974
50,000	DN, 0.090%, 09/27/11 (n)	49,997
550,000	DN, 0.100%, 10/13/11 (n)	549,936
135,000	DN, 0.100%, 02/21/12 (n)	134,935
650,000	DN, 0.100%, 02/27/12 (n)	649,677
1,148,000	DN, 0.104%, 10/06/11 (n)	1,147,884
500,000	DN, 0.120%, 10/07/11 (n)	499,940
48,350	DN, 0.120%, 02/14/12 (n)	48,323
430,000	DN, 0.126%, 02/06/12 (n)	429,763
612,270	DN, 0.129%, 10/04/11 (n)	612,198
575,000	DN, 0.140%, 10/18/11 (n)	574,895
969,700	DN, 0.150%, 10/05/11 (n)	969,563
600,000	DN, 0.150%, 10/17/11 (n)	599,885
390,000	DN, 0.170%, 09/19/11 (n)	389,967
196,000	DN, 0.170%, 09/21/11 (n)	195,981
212,500	DN, 0.170%, 09/23/11 (n)	212,478
100,000	DN, 0.180%, 09/26/11 (n)	99,987
450,000	DN, 0.200%, 10/19/11 (n)	449,880
201,500	DN, 0.200%, 11/01/11 (n)	201,432
212,275	DN, 0.200%, 12/06/11 (n)	212,162
15,000	DN, 0.210%, 09/07/11 (n)	14,999
323,000	VAR, 0.167%, 09/14/11	322,963
150,000	VAR, 0.168%, 09/16/11	149,982
690,320	VAR, 0.171%, 09/29/11	690,206
460,000	VAR, 0.290%, 09/01/11	459,729

		11,918,839

	Federal National Mortgage Association — 19.6%
193,000	1.125%, 07/30/12	194,674
102,886	1.875%, 04/20/12	103,956
300,000	DN, 0.040%, 09/15/11 (n)	299,995
300,000	DN, 0.050%, 10/13/11 (n)	299,982
1,000,000	DN, 0.100%, 12/05/11 (n)	999,736
1,000,000	DN, 0.100%, 12/06/11 (n)	999,733
100,000	DN, 0.100%, 02/22/12 (n)	99,952
35,381	DN, 0.100%, 02/29/12 (n)	35,363

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	19

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

U.S. Government Agency Securities — Continued
	Federal National Mortgage Association — Continued
500,000	DN, 0.120%, 10/04/11 (n)	499,945
500,000	DN, 0.120%, 10/05/11 (n)	499,943
500,000	DN, 0.120%, 10/06/11 (n)	499,942
500,000	DN, 0.120%, 10/07/11 (n)	499,940
200,000	DN, 0.130%, 01/04/12 (n)	199,910
253,000	DN, 0.135%, 11/30/11 (n)	252,915
681,100	DN, 0.137%, 01/17/12 (n)	680,743
224,000	DN, 0.140%, 01/13/12 (n)	223,883
437,000	DN, 0.150%, 07/02/12 (n)	436,445
950,000	DN, 0.158%, 10/03/11 (n)	949,867
1,800,000	DN, 0.159%, 03/01/12 (n)	1,798,554
195,653	DN, 0.170%, 09/21/11 (n)	195,635
331,000	VAR, 0.235%, 09/23/11	330,902
296,900	VAR, 0.240%, 09/18/11	296,832
350,000	VAR, 0.243%, 09/20/11	349,908
350,000	VAR, 0.251%, 09/28/11	349,906
533,000	VAR, 0.280%, 09/01/11	532,868
639,000	VAR, 0.280%, 09/01/11	638,895

		12,270,424

	Total U.S. Government Agency Securities (Cost $38,529,709)	38,529,709

U.S. Treasury Obligations — 4.0%
	U.S. Treasury Bills — 1.4% (n)
500,000	0.010%, 10/06/11	499,912
350,000	0.020%, 09/01/11	350,000

		849,912

	U.S. Treasury Notes — 2.6%
190,000	0.750%, 11/30/11	190,245
185,000	0.875%, 01/31/12	185,409
192,000	0.875%, 02/29/12	192,488
528,000	1.000%, 09/30/11	528,315
125,000	1.000%, 10/31/11	125,162
122,000	1.375%, 03/15/12	122,696
320,000	4.500%, 09/30/11	321,074

		1,665,389

	Total U.S. Treasury Obligations (Cost $2,515,301)	2,515,301

Repurchase Agreements — 35.6%
1,000,000	Barclays Capital, Inc., 0.050%, dated 08/31/11, due 09/01/11, repurchase price $1,000,001, collateralized by U.S. Government Agency Securities with a value of $1,030,000.	1,000,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

800,000	Barclays Capital, Inc., 0.060%, dated 08/31/11, due 09/01/11, repurchase price $800,001, collateralized by U.S. Treasury Securities with a value of $816,000.	800,000
1,000,000	Barclays Capital, Inc., 0.060%, dated 08/31/11, due 09/06/11, repurchase price $1,000,010, collateralized by U.S. Government Agency Securities with a value of $1,030,000.	1,000,000
1,500,000	Barclays Capital, Inc., 0.070%, dated 08/31/11, due 09/07/11, repurchase price $1,500,020, collateralized by U.S. Government Agency Securities with a value of $1,545,000.	1,500,000
3,000,000	Barclays Capital, Inc., 0.070%, dated 08/31/11, due 09/01/11, repurchase price $3,000,006, collateralized by U.S. Government Agency Securities and U.S. Treasury Securities with a value of $3,073,431.	3,000,000
750,000	Barclays Capital, Inc., 0.160%, dated 08/31/11, due 10/07/11, repurchase price $750,123, collateralized by U.S. Government Agency Securities with a value of $775,496 (i)	750,000
978,000	Citibank N.A., 0.090%, dated 08/31/11, due 09/01/11, repurchase price $978,002, collateralized by U.S. Government Agency Securities with a value of $997,560.	978,000
2,000,000	Deutsche Bank AG, 0.060%, dated 08/31/11, due 09/06/11, repurchase price $2,000,020, collateralized by U.S. Government Agency Securities with a value of $2,040,000.	2,000,000
407,091	Deutsche Bank AG, 0.070%, dated 08/31/11, due 09/01/11, repurchase price $407,092, collateralized by U.S. Government Agency Securities with a value of $415,233.	407,091
500,000	Deutsche Bank AG, 0.070%, dated 08/31/11, due 09/02/11, repurchase price $500,002, collateralized by U.S. Government Agency Securities with a value of $510,000.	500,000
355,966	Deutsche Bank AG, 0.080%, dated 08/31/11, due 09/01/11, repurchase price $355,967, collateralized by U.S. Government Agency Securities with a value of $363,085.	355,966

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Repurchase Agreements — Continued
500,000	Deutsche Bank AG, 0.100%, dated 08/31/11, due 09/06/11, repurchase price $500,008, collateralized by U.S. Government Agency Securities with a value of $510,963.	500,000
500,000	Goldman Sachs & Co., 0.070%, dated 08/31/11, due 09/01/11, repurchase price $500,001, collateralized by U.S. Government Agency Securities with a value of $510,000.	500,000
2,500,000	Goldman Sachs & Co., 0.070%, dated 08/31/11, due 09/06/11, repurchase price $2,500,029, collateralized by U.S. Government Agency Securities with a value of $2,550,000.	2,500,000
500,000	Goldman Sachs & Co., 0.080%, dated 08/31/11, due 09/06/11, repurchase price $500,007, collateralized by U.S. Government Agency Securities with a value of $510,000.	500,000
750,000	Goldman Sachs & Co., 0.150%, dated 08/31/11, due 09/16/11, repurchase price $750,050, collateralized by U.S. Government Agency Securities with a value of $765,000. (i)	750,000
250,000	HSBC Securities, Inc., 0.060%, dated 08/31/11, due 09/01/11, repurchase price $250,000, collateralized by U.S. Treasury Securities with a value of $255,002.	250,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

141,090	Merrill Lynch & Co., 0.050%, dated 08/31/11, due 09/01/11, repurchase price $141,090, collateralized by U.S. Government Agency Securities with a value of $143,912.	141,090
773,399	Merrill Lynch & Co., 0.070%, dated 08/31/11, due 09/01/11, repurchase price $773,401, collateralized by U.S. Government Agency Securities with a value of $796,601.	773,399
675,000	Royal Bank of Scotland, 0.100%, dated 08/31/11, due 09/01/11, repurchase price $675,002, collateralized by U.S. Government Agency Securities with a value of $693,178.	675,000
3,477,000	UBS Warburg LLC, 0.080%, dated 08/31/11, due 09/01/11, repurchase price $3,477,008, collateralized by U.S. Government Agency Securities with a value of $3,546,540.	3,477,000

	Total Repurchase Agreements (Cost $22,357,546)	22,357,546

	Total Investments — 101.0% (Cost $63,402,556)*	63,402,556
	Liabilities in Excess of Other Assets — (1.0)%	(644,616)

	NET ASSETS — 100.0%	$62,757,940

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	21

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

U.S. Treasury Obligations — 32.5%
	U.S. Treasury Bills — 17.7% (n)
900,000	0.001%, 09/15/11	899,998
1,200,000	0.014%, 09/29/11	1,199,982
57,000	0.038%, 09/08/11	57,000
262,000	0.071%, 09/22/11 (m)	261,989
300,000	0.080%, 10/06/11	299,976

		2,718,945

	U.S. Treasury Notes — 14.8%
185,000	0.625%, 06/30/12	185,821
416,500	0.750%, 11/30/11	417,015
60,000	0.875%, 01/31/12	60,146
100,000	0.875%, 02/29/12	100,255
15,000	1.000%, 04/30/12	15,085
333,000	1.000%, 09/30/11	333,204
375,000	1.000%, 10/31/11	375,457
75,000	1.125%, 12/15/11	75,177
70,000	1.375%, 02/15/12	70,382
20,000	1.375%, 03/15/12	20,114
100,000	1.750%, 11/15/11	100,305
80,000	4.500%, 09/30/11	80,268
350,000	4.875%, 06/30/12	363,770
64,000	4.625%, 02/29/12	65,410

		2,262,409

	Total U.S. Treasury Obligations (Cost $4,981,354)	4,981,354

Repurchase Agreements — 77.0%
1,900,000	Barclays Capital, Inc., 0.040%, dated 08/31/11, due 09/01/11, repurchase price $1,900,002, collateralized by U.S. Treasury Securities with a value of $1,938,000.	1,900,000
1,000,000	Barclays Capital, Inc., 0.050%, dated 08/31/11, due 09/07/11, repurchase price $1,000,010, collateralized by U.S. Treasury Securities with a value of $1,020,000.	1,000,000
300,000	Citigroup, Inc., 0.060%, dated 08/31/11, due 09/01/11, repurchase price $300,001, collateralized by U.S. Treasury Securities with a value of $306,000.	300,000
500,000	Credit Suisse First Boston USA, Inc., 0.050%, dated 08/31/11, due 09/01/11, repurchase price $500,001, collateralized by U.S. Treasury Securities with a value of $510,005.	500,000
1,000,000	Deutsche Bank Securities, Inc., 0.020%, dated 08/31/11, due 09/06/11, repurchase price $1,000,003, collateralized by U.S. Treasury Securities with a value of $1,020,000.	1,000,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

200,000	Deutsche Bank Securities, Inc., 0.020%, dated 08/31/11, due 09/01/11, repurchase price $200,000, collateralized by U.S. Treasury Securities with a value of $205,160.	200,000
500,000	Deutsche Bank Securities, Inc., 0.030%, dated 08/31/11, due 09/06/11, repurchase price $500,003, collateralized by U.S. Treasury Securities with a value of $510,000.	500,000
1,000,000	Deutsche Bank Securities, Inc., 0.050%, dated 08/31/11, due 09/07/11, repurchase price $1,000,010, collateralized by U.S. Treasury Securities with a value of $1,020,000.	1,000,000
500,000	Deutsche Bank Securities, Inc., 0.050%, dated 08/31/11, due 09/01/11, repurchase price $500,001, collateralized by U.S. Treasury Securities with a value of $510,000.	500,000
500,000	Goldman Sachs & Co., 0.010%, dated 08/31/11, due 09/06/11, repurchase price $500,001, collateralized by U.S. Treasury Securities with a value of $510,000.	500,000
1,200,000	HSBC Securities USA, Inc., 0.040%, dated 08/31/11, due 09/01/11, repurchase price $1,200,001, collateralized by U.S. Treasury Securities with a value of $1,224,001.	1,200,000
700,000	Merrill Lynch & Co., Inc., 0.040%, dated 08/31/11, due 09/01/11, repurchase price $700,001, collateralized by U.S. Treasury Securities with a value of $714,000	700,000
1,000,000	RBS Securities, Inc., 0.050%, dated 08/31/11, due 09/07/11, repurchase price $1,000,010, collateralized by U.S. Treasury Securities with a value of $1,020,003.	1,000,000
1,000,000	RBS Securities, Inc., 0.060%, dated 08/31/11, due 09/01/11, repurchase price $1,000,002, collateralized by U.S. Treasury Securities with a value of $1,020,004.	1,000,000
500,000	UBS Warburg LLC, 0.050%, dated 08/31/11, due 09/01/11, repurchase price $500,001, collateralized by U.S. Treasury Securities with a value of $510,000.	500,000

	Total Repurchase Agreements (Cost $11,800,000)	11,800,000

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Total Investments — 109.5% (Cost $16,781,354)*	16,781,354
	Other Assets in Excess of Liabilities — (9.5)%	(1,450,777)

	NET ASSETS — 100.0%	$15,330,577

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	23

JPMorgan Federal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

U.S. Government Agency Securities — 88.5%
	Federal Farm Credit Bank — 11.8%
15,000	0.200%, 09/04/12	14,997
55,000	0.250%, 08/01/12	55,026
40,000	DN, 0.016%, 10/19/11 (n)	39,999
25,000	DN, 0.020%, 10/18/11 (n)	25,000
25,000	DN, 0.100%, 12/06/11 (n)	24,993
50,000	DN, 0.110%, 11/18/11 (n)	49,988
25,000	DN, 0.120%, 02/09/12 (n)	24,987
15,000	DN, 0.210%, 08/08/12 (m) (n)	14,970
40,000	VAR, 0.110%, 09/01/11	39,967
92,250	VAR, 0.165%, 09/06/11	92,237
115,000	VAR, 0.227%, 09/14/11	115,008
50,000	VAR, 0.227%, 09/12/11	49,995
50,000	VAR, 0.230%, 09/01/11	50,009
37,800	VAR, 0.243%, 09/22/11	37,807
30,000	VAR, 0.250%, 09/01/11	29,979

		664,962

	Federal Home Loan Bank — 76.7%
16,000	0.090%, 11/18/11	15,998
20,000	0.130%, 12/22/11	19,999
40,000	0.140%, 01/17/12	39,997
75,000	0.150%, 01/17/12	74,995
20,000	0.160%, 03/08/12	19,997
35,000	0.170%, 09/09/11	35,000
75,000	0.230%, 10/21/11	75,006
31,000	0.260%, 11/18/11	30,998
30,000	0.320%, 12/09/11	30,021
35,000	0.320%, 12/09/11	34,996
275,000	DN, 0.012%, 10/28/11 (n)	274,995
320,000	DN, 0.015%, 09/16/11 (n)	319,998
350,000	DN, 0.015%, 11/02/11 (n)	349,991
26,096	DN, 0.018%, 10/24/11 (n)	26,095
27,000	DN, 0.020%, 10/26/11 (n)	26,999
100,718	DN, 0.030%, 11/25/11 (n)	100,711
320,000	DN, 0.035%, 09/09/11 (n)	319,997
93,700	DN, 0.037%, 10/21/11 (n)	93,695
22,630	DN, 0.050%, 11/04/11 (n)	22,628
191,099	DN, 0.056%, 09/02/11 (n)	191,099
225,956	DN, 0.065%, 09/01/11 (n)	225,956
25,000	DN, 0.070%, 09/06/11 (n)	25,000
203,500	DN, 0.076%, 09/28/11 (n)	203,488
197,245	DN, 0.090%, 09/14/11 (n)	197,239
145,689	DN, 0.093%, 10/07/11 (n)	145,675
100,000	DN, 0.100%, 02/24/12 (n)	99,951

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Federal Home Loan Bank — Continued
91,307	DN, 0.110%, 09/12/11 (n)	91,304
65,000	DN, 0.110%, 10/05/11 (n)	64,993
49,000	DN, 0.129%, 02/22/12 (n)	48,970
395,882	DN, 0.140%, 09/15/11 (n)	395,821
50,000	DN, 0.140%, 10/14/11 (n)	49,992
25,000	DN, 0.150%, 05/16/12 (n)	24,973
30,000	DN, 0.160%, 05/15/12 (n)	29,966
30,000	DN, 0.160%, 02/15/12 (n)	29,978
45,000	DN, 0.170%, 02/09/12 (n)	44,966
284,927	DN, 0.758%, 09/21/11 (n)	284,915
70,000	VAR, 0.104%, 10/30/11	69,992
25,000	VAR, 0.151%, 09/28/11	24,996
17,000	VAR, 0.157%, 09/15/11	17,000
25,000	VAR, 0.184%, 01/26/12	24,997
50,000	VAR, 0.189%, 09/26/11	49,998
50,000	VAR, 0.216%, 10/13/11	50,006
22,000	VAR, 1.000%, 09/01/11	21,993

		4,325,384

	Total U.S. Government Agency Securities (Cost $4,990,346)	4,990,346

U.S. Treasury Obligations — 16.2%
	U.S. Treasury Bills — 9.7% (n)
250,000	0.000%, 09/29/11	249,999
300,000	0.040%, 09/08/11	299,998

		549,997

	U.S. Treasury Notes — 6.5%
70,000	0.875%, 01/31/12	70,182
10,000	0.875%, 02/29/12	10,026
142,000	1.000%, 09/30/11	142,082
100,000	1.000%, 10/31/11	100,125
35,000	1.125%, 12/15/11	35,082
10,000	1.375%, 03/15/12	10,057

		367,554

	Total U.S. Treasury Obligations (Cost $917,551)	917,551

	Total Investments — 104.7% (Cost $5,907,897)*	5,907,897
	Liabilities in Excess of Other Assets — (4.7)%	(266,939)

	NET ASSETS — 100.0%	$5,640,958

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

JPMorgan 100% U.S. Treasury Securities Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

U.S. Treasury Obligations — 116.1%
	U.S. Treasury Bills — 105.4% (n)
2,500,000	0.000%, 09/29/11	2,499,990
3,405,000	0.008%, 09/22/11 (m)	3,404,985
400,000	0.010%, 10/06/11	399,996
400,000	0.015%, 10/20/11	399,992
2,404,300	0.020%, 09/01/11	2,404,300
2,919,000	0.025%, 09/15/11	2,918,971
3,199,242	0.030%, 09/08/11	3,199,223
800,000	0.036%, 11/17/11	799,939
1,500,000	0.041%, 11/03/11	1,499,892
500,000	0.065%, 10/13/11	499,962
1,545,000	0.080%, 11/10/11	1,544,893

		19,572,143

	U.S. Treasury Notes — 10.7%
326,000	0.750%, 11/30/11	326,400
45,000	0.875%, 01/31/12	45,099

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	U.S. Treasury Notes — Continued
100,000	0.875%, 02/29/12	100,255
795,000	1.000%, 09/30/11	795,563
400,000	1.000%, 10/31/11	400,557
90,000	1.125%, 12/15/11	90,212
35,000	1.375%, 03/15/12	35,200
200,000	1.750%, 11/15/11	200,683

		1,993,969

	Total U.S. Treasury Obligations (Cost $21,566,112)	21,566,112

	Total Investments — 116.1% (Cost $21,566,112)*	21,566,112
	Liabilities in Excess of Other Assets — (16.1)%	(2,994,486)

	NET ASSETS — 100.0%	$18,571,626

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	25

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

Municipal Bonds — 96.0%
	Alabama — 1.3%
	Columbia Industrial Development Board, Alabama Power Co., Project,
13,000	Rev., VRDO, 0.160%, 09/01/11	13,000
24,600	Series C, Rev., VRDO, 0.160%, 09/01/11	24,600
9,695	Eclipse Funding Trust, Solar Eclipse, Series 2007-0108, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	9,695
131,698	Lower Alabama Gas District, Series A, Rev., VRDO, LIQ: Societe Generale, 1.350%, 09/07/11	131,698
22,965	Mobile Industrial Development Board, Dock & Wharf, Holnam, Inc. Project, Series A, Rev., VRDO, LOC: Bayerische Landesbank, 0.240%, 09/07/11	22,965
7,000	Puttable Floating Option Tax-Exempt Receipts, Series PT-4680, Rev., VRDO, NATL-RE, LIQ: Bank of America N.A., 0.300%, 09/07/11 (e)	7,000
30,000	University of Alabama, Birmingham Project, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.250%, 09/07/11	30,000

		238,958

	Alaska — 1.2%
	Alaska Housing Finance Corp.,
10,910	Series 1407, Rev., VRDO, GNMA/FNMA, 0.340%, 09/07/11	10,910
75,000	Series A, Rev., VRDO, 0.190%, 09/07/11	75,000
55,000	Series D, Rev., VRDO, 0.200%, 09/07/11	55,000
78,120	Series D, Rev., VRDO, 0.280%, 09/07/11	78,120
	City of Valdez, Marine Terminal, Exxon Pipeline Co. Project,
7,000	Series A, Rev., VRDO, 0.050%, 09/01/11	7,000
1,800	Series B, Rev., VRDO, 0.050%, 09/01/11	1,800
1,300	City of Valdez, Marine Terminal, Exxonmobil Project, Rev., VRDO, 0.050%, 09/01/11	1,300

		229,130

	Arizona — 0.8%
7,700	Apache County IDA, Tucson Electric Power Co., Springerville Project, Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.160%, 09/07/11	7,700
15,600	City of Mesa, Utility System, Series ROCS-RR-II-R-11032, Rev., VRDO, AGM, LIQ: Citibank N.A., 0.260%, 09/07/11	15,600
7,160	Maricopa County IDA, Multi-Family Housing, Las Gardenias Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.230%, 09/07/11	7,160

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Arizona — Continued
15,760	Phoenix Civic Improvement Corp., Series ROCS-RR-II-R-11732, Rev., VRDO, NATL-RE, FGIC, LIQ: Citibank N.A., 0.210%, 09/07/11 (e)	15,760
2,000	Phoenix IDA, Multi-Family Housing, Del Mar Terrace, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.250%, 09/07/11	2,000
21,800	Pima County IDA, Tucson Electric, Rev., VRDO, LOC: Bank of New York, 0.170%, 09/07/11	21,800
21,700	Pima County IDA, Tucson Electric Irvington, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.180%, 09/07/11	21,700
25,585	Pinal County Electric District No.3, Series U-2, Rev., VRDO, 0.320%, 09/07/11	25,585
26,565	Salt River Pima-Maricopa Indian Community, Rev., VRDO, LOC: Bank of America N.A., 0.310%, 09/07/11	26,565
865	Yavapai County, Highway Construction, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.360%, 09/07/11	865

		144,735

	California — 4.9%
710	Abag Finance Authority for Nonprofit Corps., Charleston Project, Rev., VRDO, LOC: Lasalle Bank N.A., 0.160%, 09/01/11 (m)	710
2,385	Abag Finance Authority for Nonprofit Corps., Colma Bart Apartments, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 09/07/11	2,385
3,800	Abag Finance Authority for Nonprofit Corps., On Lok Senior Health Services, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.140%, 09/07/11	3,800
11,400	Abag Finance Authority for Nonprofit Corps., San Francisco Friends School, Rev., VRDO, LOC: Bank of America N.A., 0.280%, 09/07/11	11,400
16,150	Anaheim Public Financing Authority, Series ROCS-RR-II-R-861, Rev., VRDO, NATL-RE, LIQ: Citibank N.A., 0.240%, 09/07/11	16,150
5,000	Austin Trust Various States, Series 2008-3305, Rev., VRDO, LIQ: Bank of America N.A., 0.270%, 09/07/11	5,000
10,000	Big Bear Lake, Southwest Gas Corp., Project, Series A, Rev., VRDO, LOC: KBC Bank N.V., 0.280%, 09/07/11	10,000
10,215	California Educational Facilities Authority, Life Chiropractic College, Rev., VRDO, LOC: Bank of The West, 0.140%, 09/07/11	10,215
31,950	California Housing Finance Agency, Series 3206, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.260%, 09/07/11 (e)	31,950

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	California — Continued
1,610	California Infrastructure & Economic Development Bank, IDR, Pleasant Mattress, Inc. Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.200%, 09/07/11	1,610
26,000	California Infrastructure & Economic Development Bank, J. Paul, Series A-4, Rev., VRDO, 0.060%, 09/01/11	26,000
305	California Infrastructure & Economic Development Bank, Rand Corp., Series B, Rev., VRDO, LOC: Bank of America N.A., 0.140%, 09/01/11	305
6,450	California Infrastructure & Economic Development Bank, The J. Paul Getty Trust, Series B, Rev., VRDO, 0.060%, 09/01/11	6,450
400	California Pollution Control Financing Authority, Exxon Project, Rev., VRDO, 0.030%, 09/01/11	400
6,200	California Statewide Communities Development Authority, Series 3048, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.280%, 09/07/11 (e)	6,200
3,420	California Statewide Communities Development Authority, Multi-Family Housing, Breezewood Apartments, Series F-1, Rev., VRDO, FNMA, LIQ: FNMA, 0.210%, 09/07/11	3,420
15,000	California Statewide Communities Development Authority, Multi-Family Housing, Oakmont Concord Project, Series Q, Rev., VRDO, FNMA, LIQ: FNMA, 0.250%, 09/07/11	15,000
	California Statewide Communities Development Authority, Museum Art,
34,740	Rev., VRDO, LOC: Union Bank N.A., 0.130%, 09/07/11	34,740
42,000	Rev., VRDO, LOC: Union Bank N.A., 0.130%, 09/07/11	42,000
4,175	California Statewide Communities Development Authority, North Peninsula Jewish Center, Rev., VRDO, LOC: Bank of America N.A., 0.140%, 09/01/11	4,175
3,950	City of Garden Grove, Multi-Family Housing, Malabar Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.230%, 09/07/11	3,950
5,500	City of Irvine, Improvement Bond Act of 1915, District No. 00-18, Special Assessment, Series A, VRDO, LOC: State Street Bank & Trust Co., 0.130%, 09/01/11	5,500
3,200	City of Irvine, Improvement Bond Act of 1915, District No. 03-19, Special Assessment, Series A, VRDO, LOC: U.S. Bank N.A., 0.130%, 09/01/11	3,200

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — Continued
5,050	City of Irvine, Improvement Bond Act of 1915, District No. 04-20, Limited Obligation Assessment, Series B, Rev., VRDO, LOC: KBC Bank N.V., 0.230%, 09/01/11	5,050
600	City of Irvine, Improvement Bond Act of 1915, District No. 87-8, Special Assessment, VRDO, LOC: KBC Bank N.V., 0.230%, 09/01/11	600
4,800	City of Los Angeles, Multi-Family Housing, Fountain Park Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.250%, 09/07/11	4,800
23,850	City of Los Angeles, Wastewater Systems, EAGLE, Series 2006-0013, Class A, Rev., VRDO, NATL-RE, LIQ: Citibank N.A., 0.210%, 09/07/11	23,850
	Deutsche Bank Spears/Lifers Trust Various States,
11,945	Series DB-332, GO, VRDO, LIQ: Deutsche Bank AG, 0.230%, 09/07/11	11,945
18,425	Series DB-362, GO, VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.210%, 09/07/11	18,425
10,275	Series DB-416, GO, VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.210%, 09/07/11	10,275
11,860	Series DB-419, GO, VRDO, AGM, LIQ: Deutsche Bank AG, 0.210%, 09/07/11	11,860
19,825	Series DB-424, GO, VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.210%, 09/07/11 (e)	19,825
9,805	Series DB-429, GO, VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.210%, 09/07/11	9,805
11,095	Series DB-432, GO, VRDO, FGIC, LIQ: Deutsche Bank AG, 0.210%, 09/07/11	11,095
7,785	Deutsche Bank Spears/Lifers Trust Various States, Tax Allocation, Series DB-318, VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.210%, 09/07/11	7,785
29,845	Eclipse Funding Trust, Solar Eclipse, Castai, Series 2007-0034, COP, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	29,845
11,660	Eclipse Funding Trust, Solar Eclipse, Corona, Tax Allocation, Series 2006-0099, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	11,660
13,745	Eclipse Funding Trust, Solar Eclipse, South San Francisco,Tax Allocation, Series 2006-0067, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	13,745
6,500	Los Angeles Community College District, Series ROCS-RR-II-R-11773, GO, VRDO, LIQ: Citibank N.A., 0.210%, 09/07/11 (e)	6,500

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	27

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	California — Continued
7,160	Los Angeles County Housing Authority, Multi-Family Housing, Sand Canyon, Series F, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.210%, 09/07/11	7,160
5,000	Los Angeles County, Multi-Family Housing, Valencia Housing Project, Series C, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.210%, 09/07/11	5,000
25,700	Orange County Sanitation District, Series B, COP, VRDO, 0.080%, 09/01/11	25,700
	Orange County, WLCO LF Partners,
2,200	Series G1, Rev., VRDO, FNMA, LIQ: FNMA, 0.230%, 09/07/11	2,200
4,150	Series G3, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 09/07/11	4,150
	Puttable Floating Option Tax-Exempt Receipts,
9,770	Series MT-557, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.380%, 09/07/11	9,770
8,095	Series PT-4161, Rev., VRDO, 0.380%, 09/07/11	8,095
10,555	Series PT-4433, Rev., VRDO, AGM, LIQ: Wells Fargo Bank N.A., 0.190%, 09/07/11	10,555
7,080	Series PT-4554, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.310%, 09/07/11	7,080
6,885	Series PT-4555, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.310%, 09/07/11 (e)	6,885
5,775	Series PT-4561, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.310%, 09/07/11	5,775
4,125	Series PT-4571, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.310%, 09/07/11	4,125
3,425	Series PT-4585, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.310%, 09/07/11	3,425
6,200	Series PT-4589, VRDO, FHLMC, LIQ: FHLMC, 0.310%, 09/07/11	6,200
7,945	Series PT-4597, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.310%, 09/07/11	7,945
6,250	Series PT-4647, Rev., VRDO, LIQ: Merrill Lynch Capital Services, 0.270%, 09/07/11 (e)	6,250
12,665	Series PT-4648, Rev., VRDO, LIQ: Merrill Lynch Capital Services, 0.270%, 09/07/11 (e)	12,665
5,000	Sacramento County Housing Authority, Multi-Family Housing, Ashford Heights Apartments, Series H, Rev., VRDO, FNMA, LIQ: FNMA, 0.230%, 09/07/11	5,000
12,595	San Diego City Housing Authority, Multifamily Housing, Hillside Garden Appartments, Series B, Rev., VRDO, FNMA, LIQ: FNMA, 0.220%, 09/07/11	12,595

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — Continued
11,310	San Francisco City & County Public Utilities Commission, Series 2190, Rev., VRDO, AGM, LIQ: Wells Fargo Bank N.A., 0.230%, 09/07/11	11,310
11,215	San Francisco City & County Public Utilities Commission, MERLOTS, Series B20, Rev., VRDO, NATL-RE, 0.360%, 09/07/11	11,215
8,945	Stanilaus County Capital Improvements Financing Authority, Gallo Center For The Arts Project, Rev., VRDO, LOC: Bank of America N.A., 0.290%, 09/07/11	8,945
125,445	State of California, Series 3281, GO, VRDO, LIQ: Morgan Stanley Municipal Funding, 0.220%, 09/07/11 (e)	125,445
	State of California, Economic Recovery,
1,300	Series C-3, GO, VRDO, LOC: Bank of America N.A., 0.100%, 09/01/11	1,300
37,050	Series C-5, GO, VRDO, LOC: Bank of America N.A., 0.090%, 09/01/11	37,050
49,400	Tustin Unified School District, Community Facilities District No. 07-1, Special Tax, VRDO, LOC: Bank of America N.A., 0.130%, 09/01/11	49,400
	Wells Fargo Stage Trust,
19,750	Series 1C, GO, VRDO, LIQ: Wells Fargo Bank N.A., 0.190%, 09/07/11 (e)	19,750
9,780	Series 20C, COP, VRDO, LIQ: Wells Fargo Bank N.A., 0.190%, 09/07/11 (e)	9,780
25,400	Series 38C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.190%, 09/07/11 (e)	25,400
9,960	Series 56C, GO, VRDO, LIQ: Wells Fargo Bank N.A., 0.190%, 09/07/11 (e)	9,960

		901,755

	Colorado — 1.7%
15,010	Arapahoe County, Multi-Family Housing, Rental Housing, Hunters Run, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.210%, 09/07/11	15,010
	City of Colorado Springs, Utilities, Sub Lien,
1,000	Series A, Rev., VRDO, 0.400%, 09/07/11	1,000
30,000	Series B, Rev., VRDO, 0.380%, 09/07/11	30,000
15,800	Colorado Educational & Cultural Facilities Authority, Nature Conservatory, Series A, Rev., VRDO, 0.280%, 09/07/11	15,800
18,700	Colorado Educational & Cultural Facilities Authority, Oaks Christian School Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.150%, 09/01/11	18,700

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Colorado — Continued
300	Colorado Health Facilities Authority, Hospital, NCMC, Inc. Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.120%, 09/01/11	300
17,330	Colorado Housing & Finance Authority, Series AA-3, Class I, Rev., VRDO, LOC: FNMA, 0.160%, 09/07/11	17,330
2,610	Colorado Housing & Finance Authority, Multi-Family Housing Project, Series A-4, Class I, Rev., VRDO, 0.180%, 09/07/11	2,610
1,600	Colorado Housing & Finance Authority, Multi-Family Housing, Diamond Project, Class I, Rev., VRDO, FNMA, LIQ: FNMA, 0.150%, 09/07/11	1,600
15,000	Colorado Housing & Finance Authority, Single Family Mortgage, Series C-2, Class I, Rev., VRDO, LIQ: FHLB, 0.170%, 09/07/11	15,000
	Denver City & County, Airport,
21,835	Series 2365, Rev., VRDO, FGIC, LIQ: Morgan Stanley Municipal Funding, 0.260%, 09/07/11	21,835
67,550	Subseries G2, Rev., VRDO, AGC, 0.130%, 09/01/11	67,550
11,275	Moffat County, PCR, Tri-State Generation Association Project, Rev., VRDO, LOC: Bank of America N.A., 0.230%, 09/07/11	11,275
18,385	Puttable Floating Option Tax-Exempt Receipts, Series MT-645, Rev., VRDO, LIQ: Bank of America N.A., 0.320%, 09/07/11 (e)	18,385
86,400	University of Colorado Hospital Authority, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.150%, 09/07/11	86,400

		322,795

	Connecticut — 0.6%
25,000	Capital City EDA, Series B, Rev., VRDO, 0.240%, 09/07/11	25,000
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program,
12,330	Series A-3, Rev., VRDO, AMT, AMBAC, 0.250%, 09/07/11	12,330
14,250	Series B-3, Rev., VRDO, AMT, AMBAC, 0.380%, 09/07/11	14,250
24,795	Series C-1, Rev., VRDO, 0.280%, 09/07/11	24,795
800	Connecticut State Health & Educational Facility Authority, Community Renewal Team, Series A, Rev., VRDO, LOC: Fleet National Bank, 0.320%, 09/07/11	800
13,200	State of Connecticut, Series B, GO, VRDO, 0.150%, 09/07/11	13,200

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Connecticut — Continued
17,060	Wells Fargo Stage Trust, Series 61C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.190%, 09/07/11 (e)	17,060

		107,435

	Delaware — 0.2%
15,000	New Castle County, FlightSafety International, Inc. Project, Rev., VRDO, 0.170%, 09/07/11	15,000
28,155	New Castle County, Multifamily Housing, Fairfield English Village Project, Series FA, Rev., VRDO, FNMA, LIQ: FNMA, 0.210%, 09/07/11	28,155

		43,155

	District of Columbia — 2.9%
42,355	Anacostia Waterfront Corp., MERLOTS, Series F02, Rev., VRDO, 0.180%, 09/07/11	42,355
	District of Columbia,
203,000	GO, TRAN, 2.000%, 09/30/11	203,262
28,460	Series A, GO, VRDO, LOC: Bank of America N.A., 0.180%, 09/07/11	28,460
2,925	District of Columbia Housing Finance Agency, Multi-Family Housing, Trenton Park Apartments Project, Rev., VRDO, LOC: Bank of America N.A., 0.270%, 09/07/11	2,925
11,450	District of Columbia Water & Sewer Authority, Series 2979, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.210%, 09/07/11 (e)	11,450
2,210	District of Columbia, American Psychology Association, Rev., VRDO, LOC: Bank of America N.A., 0.380%, 09/07/11	2,210
5,600	District of Columbia, American University, Rev., VRDO, LOC: Bank of America N.A., 0.130%, 09/01/11	5,600
13,240	District of Columbia, Edmund Burke School, Rev., VRDO, LOC: Bank of America N.A., 0.380%, 09/07/11	13,240
7,500	District of Columbia, Enterprise Zone, House on F Street Project, Rev., VRDO, LOC: Bank of New York, 0.220%, 09/07/11	7,500
30,955	District of Columbia, MERLOTS, Series B-34, GO, VRDO, AGM, 0.180%, 09/07/11	30,955
19,000	District of Columbia, Multimodal, American University, Rev., VRDO, 0.140%, 09/07/11	19,000
3,810	District of Columbia, National Children’s Center, Inc., Rev., VRDO, LOC: Bank of America N.A., 0.380%, 09/07/11	3,810
23,770	District of Columbia, National Geographic Society, Rev., VRDO, 0.200%, 09/07/11	23,770

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	29

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	District of Columbia — Continued
12,308	District of Columbia, Pooled Loan Program, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.430%, 09/07/11	12,308
15,215	District of Columbia, Trinity College Issue, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.190%, 09/07/11	15,215
27,725	Eclipse Funding Trust, Solar Eclipse, Series 2007-0056, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	27,725
15,210	Eclipse Funding Trust, Solar Eclipse, District of Columbia, Series 2006-0110, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	15,210
31,000	Eclipse Funding Trust, Solar Eclipse, Washington D.C., Series 2007-0221, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	31,000
	Metropolitan Washington Airports Authority,
21,985	Series 3140, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.240%, 09/07/11 (e)	21,985
16,150	Subseries A-1, Rev., VRDO, 0.300%, 09/07/11	16,150

		534,130

	Florida — 6.4%
11,150	Alachua County IDA, Florida Rock Industrial, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.430%, 09/07/11	11,150
15,065	Broward County Educational Facilities Authority, Nova Southeastern University, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.170%, 09/01/11	15,065
32,820	Broward County School Board, COP, VRDO, AGM, 0.310%, 09/07/11	32,820
8,850	City of Fort Myers, Series 2077, Rev., VRDO, NATL-RE, LIQ: Wells Fargo & Co., 0.210%, 09/07/11 (e)	8,850
39,835	County of Charlotte, Series A, Rev., VRDO, AGM, 0.380%, 09/07/11	39,835
	Deutsche Bank Spears/Lifers Trust Various States,
6,040	Series DB-271, Rev., VRDO, FGIC, LIQ: Deutsche Bank AG, 0.210%, 09/07/11	6,040
105,745	Series DB-459, Rev., VRDO, AGM, LIQ: Deutsche Bank AG, 0.260%, 09/07/11	105,745
17,415	Series DBE-1004, Rev., VRDO, LIQ: Deutsche Bank AG, 0.200%, 09/07/11 (e)	17,415
	Eclipse Funding Trust, Solar Eclipse,
8,275	Series 2006-0043, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11 (e)	8,275

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Florida — Continued
20,720	Series 2007-0051, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.190%, 09/07/11	20,720
53,860	Series 2007-0055, GO, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.190%, 09/07/11	53,860
23,950	Eclipse Funding Trust, Solar Eclipse, Golden, Series 2006-0125, COP, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11 (e)	23,950
	Eclipse Funding Trust, Solar Eclipse, Miami,
11,130	Series 2006-0049, GO, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	11,130
18,365	Series 2006-0059, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.190%, 09/07/11	18,365
10,570	Eclipse Funding Trust, Solar Eclipse, Palm Bay, Series 2006-0136, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	10,570
18,760	Eclipse Funding Trust, Solar Eclipse, Peace, Series 2006-0144, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	18,760
8,580	Eclipse Funding Trust, Solar Eclipse, Port S, Series 2006-0135, GO, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	8,580
35,200	Eclipse Funding Trust, Solar Eclipse, South, Series 2007-0035, COP, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	35,200
6,350	Florida Housing Finance Corp., Multi-Family Housing, Banyon Bay Partners, Series FF, Rev., VRDO, FNMA, LIQ: FNMA, 0.190%, 09/07/11	6,350
9,490	Florida Housing Finance Corp., Multi-Family Housing, Heron Park Project, Series U, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.180%, 09/07/11	9,490
8,225	Florida Housing Finance Corp., Multi-Family Housing, Monterey Lake, Series C, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.160%, 09/07/11	8,225
16,595	Hillsborough Community College Foundation, Inc. (The), Rev., VRDO, LOC: Bank of America N.A., 0.190%, 09/07/11	16,595
	Jacksonville Health Facilities Authority, Baptist Medical,
14,000	Rev., VRDO, LOC: Bank of America N.A., 0.170%, 09/01/11	14,000

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Florida — Continued
2,685	Series C, Rev., VRDO, LOC: Bank of America N.A., 0.170%, 09/01/11	2,685
5,935	Series D, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.120%, 09/01/11	5,935
31,790	JEA, Electric Systems, Subseries D, Rev., VRDO, 0.150%, 09/07/11	31,790
51,300	Miami-Dade County School Board, Series 2982, COP, VRDO, AGC, LIQ: Morgan Stanley Bank, 0.290%, 09/07/11 (e)	51,300
9,615	Miami-Dade County, Public Facility, Series 3271, Rev., VRDO, AGC, LIQ: Morgan Stanley Bank, 0.220%, 09/07/11 (e)	9,615
22,540	Miami-Dade County, Transit System, EAGLE, Series 2006-0101, Class A, Rev., VRDO, AGC-ICC, XLCA, LIQ: Citibank N.A., 0.220%, 09/07/11	22,540
6,700	Nassau County, PCR, Private Activity, Rayonier, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.320%, 09/07/11	6,700
25,800	North Broward Hospital District, Series A, Rev., VRDO, NATL-RE, LOC: Wells Fargo Bank N.A., 0.150%, 09/07/11	25,800
7,545	Orange County Housing Finance Authority, Multi-Family Housing, Falcon Trace Apartments Project, Series D, Rev., VRDO, FNMA, LIQ: FNMA, 0.180%, 09/07/11	7,545
9,101	Orange County Housing Finance Authority, Multi-Family Housing, Regal Pointe Apartments, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, LOC: Nationsbank N.A., 0.230%, 09/07/11	9,101
3,420	Orange County Housing Finance Authority, Multi-Family Housing, Water View Club Apartments, Series D, Rev., VRDO, FNMA, LIQ: FNMA, 0.190%, 09/07/11	3,420
27,585	Orange County IDA, Diocese Orlando Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.190%, 09/07/11	27,585
22,285	Orange County, Tourist Development, Series 2352, Rev., VRDO, FGIC, LIQ: Wells Fargo & Co., 0.210%, 09/07/11	22,285
49,225	Orlando & Orange County Expressway Authority, Subseries B-1, Rev., VRDO, LOC: Bank of America N.A., 0.260%, 09/07/11	49,225
6,780	Osceola County Housing Finance Authority, Multi-Family Housing, Arrow Ridge Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.180%, 09/07/11	6,780
125,000	Palm Beach County Solid Waste Authority, Solid Improvement, Rev., VAR, 1.000%, 01/12/12	125,263

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Florida — Continued
60,000	Pinellas County Health Facility Authority, Baycare Health System, Series B-1, Rev., VRDO, AGM, 0.200%, 09/07/11	60,000
	Sarasota County Public Hospital District, Sarasota Memorial Hospital,
6,085	Series A, Rev., VRDO, LOC: Northern Trust Co., 0.090%, 09/01/11	6,085
76,750	Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.180%, 09/07/11	76,750
	South Miami Health Facilities Authority,
20,375	Series 2833, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.210%, 09/07/11	20,375
1,115	Series 3119, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.210%, 09/07/11 (e)	1,115
8,265	State of Florida, MERLOTS, Series C07, GO, VRDO, 0.180%, 09/07/11	8,265
33,725	USF Financing Corp., Master Lease Program, Series B-1, COP, VRDO, AMBAC, LOC: Wells Fargo Bank N.A., 0.180%, 09/07/11	33,725
	Volusia County Health Facilities Authority,
23,640	Series MT-151, Rev., VRDO, AMBAC, LIQ: Bank of America N.A., 0.340%, 09/07/11	23,640
35,115	Series MT-317, Rev., VRDO, AMBAC, LIQ: Merrill Lynch International Bank Ltd., 0.320%, 09/07/11	35,115

		1,173,629

	Georgia — 2.4%
7,650	De Kalb County Development Authority, Inland Fresh Seafood Corp., Rev., VRDO, LOC: Bank of America N.A., 0.430%, 09/07/11	7,650
8,360	De Kalb County Housing Authority, Multi-Family Housing, Chapel Run Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.240%, 09/07/11	8,360
11,245	De Kalb County Housing Authority, Multi-Family Housing, Robins Landing Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.240%, 09/07/11	11,245
10,735	De Kalb County Housing Authority, Multi-Family Housing, Timber Trace Apartments Project, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.220%, 09/07/11	10,735
108,440	De Kalb Private Hospital Authority, Children’s Healthcare, Rev., VRDO, 0.240%, 09/07/11	108,440
15,170	Eclipse Funding Trust, Solar Eclipse, Series 2007-0117, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	15,170

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	31

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Georgia — Continued
18,695	Eclipse Funding Trust, Solar Eclipse, Atlanta, Series 2006-0024, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	18,695
21,325	Eclipse Funding Trust, Solar Eclipse, Cobb County, Series 2006-0105, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	21,325
9,740	Eclipse Funding Trust, Solar Eclipse, De Kalb County, Series 2006-0074, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	9,740
6,765	Fulton County Development Authority, St. George Village CCRC Project, Rev., VRDO, LOC: Bank of America N.A., 0.310%, 09/07/11	6,765
16,685	Fulton County Hospital Authority, Northside Hospital Inc., Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.190%, 09/07/11	16,685
4,370	Griffin-Spaulding County Development Authority IDA, Norcom, Inc. Project, Rev., VRDO, LOC: Lasalle Bank N.A., 0.480%, 09/07/11	4,370
5,940	Henry County Water & Sewer Authority, EAGLE, Series 2005-0008, Class A, Rev., VRDO, BHAC, AGM-CR, NATL-RE, LIQ: Citibank N.A., 0.210%, 09/07/11	5,940
600	Marietta Housing Authority, Multi-Family Housing, Concepts 21 Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 09/07/11	600
18,605	Metropolitan Atlanta Rapid Transit Authority, Sales Tax, Class A, Rev., VRDO, AMBAC, LIQ: Societe Generale, LOC: Societe Generale, 0.870%, 09/07/11 (e)	18,605
	Private Colleges & Universities Authority, Emory University,
9,000	Series B-1, Rev., VRDO, 0.150%, 09/07/11	9,000
49,150	Series C-1, Rev., VRDO, 0.170%, 09/07/11	49,150
54,525	Series C-5, Rev., VRDO, 0.170%, 09/07/11	54,525
31,000	Richmond County Development Authority, MCG Health, Inc. Project, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.220%, 09/07/11	31,000
29,110	Wells Fargo Stage Trust, Series 57C, Rev., VRDO, AGM, LIQ: Wells Fargo Bank N.A., 0.200%, 09/07/11 (e)	29,110

		437,110

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Hawaii — 0.3%
	Eclipse Funding Trust, Solar Eclipse, Honolulu,
13,795	Series 2006-0096, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	13,795
9,280	Series 2006-0123, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	9,280
27,635	Puttable Floating Option Tax-Exempt Receipts, Series MT-685, Rev., VRDO, AMBAC, LIQ: Bank of America N.A., 0.350%, 09/07/11 (e)	27,635

		50,710

	Idaho — 0.7%
27,515	Eclipse Funding Trust, Solar Eclipse, Boise, Series 2007-0002, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.190%, 09/07/11	27,515
	Idaho Housing & Finance Association, Single Family Mortgage,
24,000	0.190%, 09/07/11	24,000
12,720	Series D-1, Class I, Rev., VRDO, LOC: FNMA, 0.190%, 09/07/11	12,720
28,845	Series F-1, Rev., VRDO, LIQ: Lloyds TSB Bank plc, 0.190%, 09/07/11	28,845
28,750	Series G-1, Class I, Rev., VRDO, LIQ: Lloyds TSB Bank plc, 0.190%, 09/07/11	28,750
8,940	Idaho State Building Authority, Prison Facilities Project, Series A, Rev., VRDO, 0.200%, 09/07/11	8,940

		130,770

	Illinois — 5.5%
66,850	Chicago Midway Airport, Second Lien, Series C-2, Rev., VRDO, AMT, LOC: Wells Fargo Bank N.A., 0.210%, 09/07/11	66,850
2,500	Chicago O’Hare International Airport, Compagnie Nationale Air France, Rev., VRDO, LOC: Societe Generale, 0.650%, 09/07/11	2,500
6,000	Chicago O’Hare International Airport, General Airport, Second Lien, ACES, Series B, Rev., VRDO, LOC: Bayerische Landesbank, 0.260%, 09/07/11	6,000
140,600	Chicago O’Hare International Airport, Third Lien, Series C, Rev., VRDO, LOC: Citibank N.A., 0.160%, 09/07/11	140,600
10,380	City of Chicago, Neighborhoods Alive 21, Series B-4, GO, VRDO, LOC: Bank of New York, 0.140%, 09/01/11	10,380

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Illinois — Continued
	City of Chicago, Water, Senior Lien,
19,720	Subseries 04-1, Rev., VRDO, LOC: California Public Employee Retirement Fund, 0.220%, 09/07/11	19,720
9,860	Subseries 04-2, Rev., VRDO, LOC: California Public Employee Retirement Fund, 0.220%, 09/07/11	9,860
4,300	City of Galesburg, Knox College Project, Rev., VRDO, LOC: Lasalle National Bank, 0.300%, 09/07/11	4,300
	Deutsche Bank Spears/Lifers Trust Various States,
23,130	Series DB-288, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.210%, 09/07/11	23,130
25,585	Series DB-300, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.210%, 09/07/11	25,585
10,345	Series DB-307, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.210%, 09/07/11	10,345
23,835	Series DB-309, GO, VRDO, AGM, LIQ: Deutsche Bank AG, 0.210%, 09/07/11	23,835
18,965	Series DB-315, GO, VRDO, FGIC, LIQ: Deutsche Bank AG, 0.210%, 09/07/11	18,965
16,845	Series DB-322, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.210%, 09/07/11	16,845
21,675	Series DB-365, GO, VRDO, AGM, LIQ: Deutsche Bank AG, 0.210%, 09/07/11	21,675
10,925	Series DB-368, Rev., VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.210%, 09/07/11	10,925
16,290	Series DB-393, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.210%, 09/07/11	16,290
5,235	Series DB-400, GO, VRDO, AGM, LIQ: Deutsche Bank AG, 0.210%, 09/07/11	5,235
16,130	Series DB-475, GO, VRDO, AGM, LIQ: Deutsche Bank AG, 0.240%, 09/07/11	16,130
	Eclipse Funding Trust, Solar Eclipse, Chicago,
9,060	Series 2006-0003, GO, VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.190%, 09/07/11	9,060
10,250	Series 2006-0131, GO, VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	10,250
	Eclipse Funding Trust, Solar Eclipse, Illinois,
27,335	Series 2006-0098, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	27,335
5,655	Series 2006-0104, GO, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.130%, 09/01/11 (e)	5,655

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Illinois — Continued
28,740	Eclipse Funding Trust, Solar Eclipse, Springfield, Series 2006-0007, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	28,740
3,400	Illinois Educational Facilities Authority, St. Xavier University Project, Series A, Rev., VRDO, LOC: Lasalle Bank N.A., 0.300%, 09/07/11	3,400
30,175	Illinois Finance Authority, Series 3089, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 0.210%, 09/07/11 (e)	30,175
3,286	Illinois Finance Authority, IDR, Metropolitan Family Services, Rev., VRDO, LOC: Bank of America N.A., 0.430%, 09/07/11	3,286
10,000	Illinois Finance Authority, IDR, Residential Rental, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.240%, 09/07/11	10,000
8,500	Illinois Finance Authority, North Central College, Rev., VRDO, LOC: Bank of America N.A., 0.310%, 09/07/11	8,500
14,810	Illinois Finance Authority, Northwestern Memorial Hospital, Series A-3, Rev., VRDO, 0.190%, 09/07/11	14,810
	Illinois Finance Authority, OSF Healthcare System,
70,000	Series F, Rev., VRDO, AGM, 0.260%, 09/07/11	70,000
6,480	Series G, Rev., VRDO, LOC: Wachovia Bank N.A., 0.130%, 09/01/11	6,480
40,400	Illinois Finance Authority, Symphony Orchestra, Rev., VRDO, LOC: U.S. Bank N.A., 0.180%, 09/07/11	40,400
11,250	Illinois Finance Authority, University of Chicago Medical Centre, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.090%, 09/01/11	11,250
	Illinois Housing Development Authority, Homeowner Mortgage,
10,175	Series A-3, Rev., VRDO, AMT, 0.190%, 09/07/11	10,175
7,500	Series C-3, Rev., VRDO, AMT, 0.180%, 09/07/11	7,500
5,030	Illinois Housing Development Authority, Multi-Family Housing, Southern Hills/Orlando, Series B, Rev., VRDO, AGM, 0.230%, 09/07/11	5,030
	Illinois State Toll Highway Authority,
79,700	Series B, Rev., VRDO, AGM, 0.380%, 09/07/11	79,700
	Illinois State Toll Highway Authority, Senior Priority,
65,100	Series A-2B, Rev., VRDO, LOC: Harris N.A., 0.160%, 09/07/11	65,100

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	33

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Illinois — Continued
20,000	Series A-2C, Rev., VRDO, LOC: Northern Trust Co., 0.160%, 09/07/11	20,000
19,700	Jackson-Union Counties Regional Port District, Enron Transaction Services, Rev., VRDO, LOC: Wachovia Bank N.A., 0.160%, 09/07/11	19,700
900	Joliet Regional Port District, Marine Terminal, Exxon Project, Rev., VRDO, 0.050%, 09/01/11	900
1,640	Lake County IDR, A.L. Hansen Manufacturing Co. Project, Class A, Rev., VRDO, LOC: Harris Trust & Savings Bank, 0.350%, 09/07/11	1,640
13,635	Puttable Floating Option Tax-Exempt Receipts, Series PT-4681, Rev., VRDO, LIQ: Merrill Lynch International Bank Ltd., 0.270%, 09/07/11 (e)	13,635
50,783	University of Illinois, Utility Infrastructure Projects, COP, VRDO, 0.230%, 09/07/11	50,783
10,700	Village of Justice, Multi-Family Housing, Candlewood Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.240%, 09/07/11	10,700
2,300	Will County, Exempt Facilities, ExxonMobil Project, Rev., VRDO, 0.060%, 09/01/11 (e)	2,300

		1,015,674

	Indiana — 1.7%
5,000	De Kalb County, Economic Development, New Process Steel Project, Rev., VRDO, LOC: Bank of America N.A., 0.370%, 09/07/11	5,000
26,460	Deutsche Bank Spears/Lifers Trust Various States, Series DB-355, Rev., VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.210%, 09/07/11	26,460
9,475	Eclipse Funding Trust, Solar Eclipse, Series 2007-0098, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	9,475
13,555	Eclipse Funding Trust, Solar Eclipse, Carmel, Series 2006-0120, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	13,555
25,675	Eclipse Funding Trust, Solar Eclipse, Decatur, Series 2006-0162, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	25,675
	Eclipse Funding Trust, Solar Eclipse, Indiana,
17,265	Series 2006-0092, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	17,265
14,470	Series 2006-0100, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	14,470

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Indiana — Continued
21,275	Series 2006-0138, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.190%, 09/07/11	21,275
18,000	Indiana Finance Authority, Parkview Health System, Series D, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.140%, 09/07/11	18,000
	Indiana Finance Authority, University Health,
47,135	Series B, Rev., VRDO, LOC: Bank of America N.A., 0.170%, 09/07/11	47,135
70,225	Series E, Rev., VRDO, LOC: Bank of America N.A., 0.170%, 09/07/11	70,225
2,385	Indiana Health Facility Financing Authority, Community Hospitals Project, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.280%, 09/07/11	2,385
5,640	Indiana Housing & Community Development Authority, Series 1423-R, Rev., VRDO, GNMA/FNMA, 0.340%, 09/07/11	5,640
6,900	Indiana State Finance Authority, Ispat Inland, Inc., Rev., VRDO, LOC: Royal Bank of Scotland, 0.160%, 09/07/11	6,900
10,020	Puttable Floating Option Tax-Exempt Receipts, Series PT-3986, Rev., VRDO, FGIC, LIQ: Wells Fargo & Co., 0.190%, 09/07/11	10,020
19,405	Wells Fargo Stage Trust, Series 2009-77C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.250%, 09/07/11 (e)	19,405

		312,885

	Iowa — 0.1%
18,370	Eclipse Funding Trust, Solar Eclipse, Series 2007-0109, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	18,370
	Iowa Finance Authority, Single Family Mortgage,
4,000	Series F, Rev., VRDO, GNMA/FNMA, FHA/VA, 0.230%, 09/07/11	4,000
5,160	Series I, Rev., VRDO, GNMA/FNMA/COLL, 0.230%, 09/07/11	5,160

		27,530

	Kansas — 0.3%
12,780	City of Overland Park, Series SG-155, GO, VRDO, 0.870%, 09/07/11	12,780
900	Kansas Development Finance Authority, Sisters of Charity, Series D, Rev., VRDO, 0.130%, 09/01/11	900
40,470	Wyandotte County-Kansas City Unified Government, Temporary Notes, GO, 0.400%, 03/01/12	40,470

		54,150

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Kentucky — 0.4%
8,880	City of Jeffersontown, Lease Program, Kentucky League of Cities Funding Trust, Rev., VRDO, LOC: U.S. Bank N.A., 0.170%, 09/07/11	8,880
	Kentucky Housing Corp.,
19,350	Series F, Rev., VRDO, AMT, 0.300%, 09/07/11	19,350
21,925	Series H, Rev., VRDO, AMT, 0.300%, 09/07/11	21,925
11,300	Series M, Rev., VRDO, AMT, 0.220%, 09/07/11	11,300
7,990	Kentucky State Property & Buildings Commission, Series ROCS-RR-II-R-11767, Rev., VRDO, AGC, LIQ: Citibank N.A., 0.220%, 09/07/11 (e)	7,990

		69,445

	Louisiana — 0.9%
12,900	East Baton Rouge Parish Industrial Development Board, Inc., Rev., VRDO, LOC: Bank of America N.A., 0.380%, 09/07/11	12,900
60,000	East Baton Rouge Parish Industrial Development Board, Inc., ExxonMobil Project, Series A, Rev., VRDO, 0.050%, 09/01/11	60,000
	Eclipse Funding Trust, Solar Eclipse,
21,065	Series 2007-0042, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	21,065
17,990	Series 2007-0112, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.190%, 09/07/11	17,990
1,800	Parish of East Baton Rouge, Solid Waste Disposal Authority, Exxon Project, Rev., VRDO, 0.060%, 09/01/11	1,800
600	Parish of St. Bernard, Mobil Oil, Rev., VRDO, 0.060%, 09/01/11	600
19,810	Parish of St. James, Pollution Control, Texaco Project, Series A, Rev., VRDO, 0.070%, 09/01/11	19,810
19,760	Parish of St. John Baptist, Series 2116, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.210%, 09/07/11	19,760
10,000	State of Louisiana, Gas & Fuels Tax, Series ROCS-RR-II-R-11769, Rev., VRDO, AGM, LIQ: Citibank N.A., 0.210%, 09/07/11 (e)	10,000
7,240	State of Louisiana, Gas And Fuels Tax, Series ROCS-RR-II-R-11899, Rev., VRDO, LIQ: Citibank N.A., 0.210%, 09/07/11 (e)	7,240

		171,165

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Maine — 0.4%
12,600	Finance Authority of Maine, Jackson Lab Issue, Rev., VRDO, LOC: Bank of America N.A., 0.250%, 09/07/11	12,600
68,300	Maine Health & Higher Educational Facilities Authority, Series H, Rev., VRDO, AGM, 0.170%, 09/07/11	68,300

		80,900

	Maryland — 1.9%
2,635	Austin Trust Various States, Series 2007-1023, Rev., VRDO, LIQ: Bank of America N.A., 0.340%, 09/07/11	2,635
18,525	Baltimore IDA, Baltimore Capital Acquisition, Rev., VRDO, LOC: Bayerische Landesbank, 0.320%, 09/07/11	18,525
19,025	Maryland Community Development Administration, Series J, Rev., VRDO, 0.350%, 09/07/11	19,025
26,350	Maryland Health & Higher Educational Facilities Authority, University Medical System, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.170%, 09/07/11	26,350
3,135	Maryland State Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Avalon Lea Apartment Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.270%, 09/07/11	3,135
9,215	Maryland State Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Fort Washington Development, Series A, Rev., VRDO, LOC: Citibank N.A., 0.220%, 09/07/11	9,215
6,400	Maryland State Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Parklane Apartments, Series C, Rev., VRDO, FNMA, LIQ: FNMA, 0.160%, 09/07/11	6,400
1,000	Maryland State Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Residential, Series I, Rev., VRDO, AMT, 0.210%, 09/07/11	1,000
11,700	Maryland State Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Walker Mews Apartments, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.170%, 09/07/11	11,700

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	35

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Maryland — Continued
15,200	Maryland State Community Development Administration, Multi-Family, Series E, Rev., VRDO, LOC: Suntrust Bank, 0.210%, 09/07/11	15,200
	Maryland State Community Development Administration, Residential,
44,305	Series F, Rev., VRDO, 0.300%, 09/07/11	44,305
29,050	Series M, Rev., VRDO, 0.300%, 09/07/11	29,050
9,865	Maryland State Economic Development Corp., U.S. Pharmacopeial, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.170%, 09/01/11	9,865
26,573	Maryland State Health & Higher Educational Facilities Authority, Pooled Loan Program, Series D, Rev., VRDO, LOC: Bank of America N.A., 0.310%, 09/07/11	26,573
24,700	Maryland State Health & Higher Educational Facilities Authority, University of Maryland Medical Systems, Series D, Rev., VRDO, LOC: TD Bank N.A., 0.090%, 09/01/11	24,700
15,160	Maryland State Health & Higher Educational Facilities Authority, Upper Chesapeake Hospital, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.180%, 09/01/11	15,160
27,650	Montgomery County Housing Opportunities Commission Housing Revenue, Oakfield Apartments, Issue I, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.160%, 09/07/11	27,650
22,265	Montgomery County Housing Opportunities Commission Housing Revenue, The Grand-Issue I, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 09/07/11	22,265
	Washington Suburban Sanitation District,
12,860	Series A, BAN, GO, VRDO, 0.220%, 09/07/11	12,860
7,500	Series A, BAN, GO, VRDO, 0.230%, 09/07/11	7,500
4,600	Washington Suburban Sanitation District, Multimodal, Series A, BAN, GO, VRDO, 0.230%, 09/07/11	4,600
21,000	Wells Fargo Stage Trust, Series 16C, Rev., VRDO, AGM, LIQ: Wells Fargo Bank N.A., 0.200%, 09/07/11 (e)	21,000

		358,713

	Massachusetts — 3.4%
6,030	Canton Housing Authority, Multi-Family Housing, Canton Arboretum Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.160%, 09/07/11	6,030
16,480	City of Boston, Water & Sewer Commission, Series SG-75, Rev., VRDO, LIQ: Societe Generale, 0.320%, 09/07/11 (e)	16,480

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Massachusetts — Continued
	Commonwealth of Massachusetts,
40,000	Series B, GO, VRDO, 0.260%, 09/07/11	40,000
101,245	Series B, GO, VRDO, 0.300%, 09/07/11	101,245
	Eclipse Funding Trust, Solar Eclipse, Massachusetts,
14,000	Series 2007-0001, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.190%, 09/07/11	14,000
13,790	Series 2007-0010, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	13,790
30,815	Series 2007-0032, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	30,815
	Macon Trust Various States,
77,210	Series 2007-343, Rev., VRDO, LIQ: Bank of America N.A., LOC: Bank of America N.A., 0.370%, 09/07/11	77,210
58,505	Series 2007-344, Rev., VRDO, LIQ: Bank of America N.A., LOC: Bank of America N.A., 0.370%, 09/07/11	58,505
6,000	Massachusetts Development Finance Agency, Series PT-923, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.310%, 09/07/11	6,000
9,200	Massachusetts Development Finance Agency, Eaglebrook School, Rev., VRDO, LOC: Bank of America N.A., 0.230%, 09/07/11	9,200
3,600	Massachusetts Development Finance Agency, First Mortgage Brookhaven, Series B, Rev., VRDO, LOC: Fleet National Bank, 0.360%, 09/07/11	3,600
8,900	Massachusetts Development Finance Agency, Holy Cross College, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.140%, 09/01/11	8,900
4,500	Massachusetts Development Finance Agency, Simmons College, Series G, Rev., VRDO, LOC: TD Banknorth N.A., 0.140%, 09/07/11	4,500
	Massachusetts Health & Educational Facilities Authority, Amherst College,
30,500	Series F, Rev., VRDO, 0.170%, 09/07/11	30,500
28,210	Series J-1, Rev., VRDO, 0.170%, 09/07/11	28,210
	Massachusetts Health & Educational Facilities Authority, Capital Asset Program,
300	Series E, Rev., VRDO, LOC: Fleet National Bank, 0.150%, 09/01/11	300
11,600	Series M-4A, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 09/07/11	11,600

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Massachusetts — Continued
20,000	Massachusetts Health & Educational Facilities Authority, Museum of Fine Arts, Series A-1, Rev., VRDO, 0.140%, 09/01/11	20,000
9,520	Massachusetts Housing Finance Agency, Series 2970, Rev., VRDO, AGM, LIQ: Morgan Stanley Bank, 0.240%, 09/07/11 (e)	9,520
28,900	Massachusetts State Department of Transportation, Contract Assistance, Series A-1, Rev., VRDO, 0.140%, 09/07/11	28,900
12,500	Massachusetts Water Resources Authority, Series A-2, Rev., VRDO, 0.140%, 09/07/11	12,500
	Massachusetts Water Resources Authority, Multimodal,
53,900	Series B, Rev., VRDO, LOC: Helaba, 0.180%, 09/07/11	53,900
37,875	Subseries D, Rev., VRDO, LOC: Landesbank Baden-Wuerttemberg, 0.130%, 09/01/11	37,875
13,440	Puttable Floating Option Tax-Exempt Receipts, Series MT-558, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.310%, 09/07/11	13,440

		637,020

	Michigan — 2.1%
12,500	Lakeview School District, Calhoun, School Building & Site, Series B, GO, VRDO, Q-SBLF, LIQ: Landesbank Hessen-Thuringen, 0.380%, 09/07/11	12,500
70,000	Michigan State Hospital Finance Authority, Ascension Health Senior Credit, Rev., 0.450%, 03/01/12	70,000
30,000	Michigan State Housing Development Authority, Series E, Rev., VRDO, AMT, 0.400%, 09/07/11	30,000
	Michigan State Housing Development Authority, Rental Housing,
64,725	Series C, Rev., VRDO, AMT, 0.170%, 09/07/11	64,725
62,330	Series D, Rev., VRDO, AMT, 0.200%, 09/07/11	62,330
7,300	Michigan State Housing Development Authority, Single Family Mortgage, Series C, Rev., VRDO, 0.150%, 09/07/11	7,300
1,600	Michigan State University, Rev., VRDO, 0.320%, 09/07/11	1,600
40,800	Michigan Strategic Fund, Van Andel Research, Rev., VRDO, LOC: Bank of America N.A., 0.230%, 09/07/11	40,800
15,980	Milan Area Schools, GO, VRDO, Q-SBLF, LOC: Landesbank Hessen-Thuringen, 0.380%, 09/07/11	15,980

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Michigan — Continued
	RBC Municipal Products, Inc. Trust, Floater Certificates,
48,745	Series L-26, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.270%, 09/07/11	48,745
26,295	Series L-29, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.270%, 09/07/11	26,295
2,100	University of Michigan, Series A, Rev., VRDO, 0.060%, 09/01/11	2,100
7,440	University of Michigan, Hospital, Series A, Rev., VRDO, 0.110%, 09/01/11	7,440
4,000	University of Michigan, Medical Services Plan, Series A-1, Rev., VRDO, 0.060%, 09/01/11	4,000

		393,815

	Minnesota — 2.0%
59,950	Hennepin County Sales Tax Revenue, Ballpark Project, Third Lien, Series C, Rev., VRDO, 0.190%, 09/07/11	59,950
13,500	Midwest Consortium of Municipal Utilities, Draw Down Association Financing Project, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.190%, 09/07/11	13,500
21,325	Minneapolis & St. Paul Housing & Redevelopment Authority, Children’s Health Care Facilities, Series A, Rev., VRDO, AGM, 0.130%, 09/01/11	21,325
	Minneapolis & St. Paul Housing & Redevelopment Authority, Children’s Hospital & Clinics,
11,000	Series A, Rev., VRDO, AGM, 0.130%, 09/01/11	11,000
19,450	Series A, Rev., VRDO, AGM, 0.130%, 09/01/11	19,450
	Minnesota Housing Finance Agency, Residential Housing,
2,000	Series B, Rev., VRDO, AMT, 0.190%, 09/07/11	2,000
4,875	Series C, Rev., VRDO, AMT, 0.190%, 09/07/11	4,875
20,000	Series C, Rev., VRDO, AMT, 0.230%, 09/07/11	20,000
4,595	Series J, Rev., VRDO, AMT, 0.190%, 09/07/11	4,595
	Minnesota School District Capital Equipment Borrowing Program,
38,000	Series B, COP, 2.000%, 09/09/12	38,668
135,125	Series B, COP, 2.000%, 09/01/11	135,125

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	37

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Minnesota — Continued
24,990	RBC Municipal Products, Inc. Trust, Floater Certificates, Series E-19, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.280%, 09/07/11 (e)	24,990
14,005	Wells Fargo State Trust, Series 52C, Rev., VRDO, AMBAC, LIQ: Wells Fargo Bank N.A., 0.200%, 09/07/11 (e)	14,005

		369,483

	Mississippi — 0.7%
21,770	Jackson County, Pollution Control, Chevron USA, Inc. Project, Rev., VRDO, 0.060%, 09/01/11	21,770
8,050	Mississippi Business Finance Corp., Chevron USA Inc., Series F, Rev., VRDO, 0.100%, 09/07/11	8,050
1,600	Mississippi Business Finance Corp., Chevron USA, Inc., Series L, Rev., VRDO, 0.060%, 09/01/11	1,600
27,735	Mississippi Business Finance Corp., Chevron USA, Inc. Project, Series C, Rev., VRDO, 0.060%, 09/01/11	27,735
25,000	Mississippi Development Bank Special Obligation, Harrison County Coliseum, Rev., VRDO, LOC: Bank of America N.A., 0.260%, 09/07/11	25,000
43,000	Perry County Pollution Control, Leaf River Forest Product Project, Rev., VRDO, LOC: Bank of America N.A., 0.310%, 09/07/11	43,000

		127,155

	Missouri — 0.4%
17,500	City of North Kansas, City Hospital, Rev., VRDO, LOC: Bank of America N.A., 0.170%, 09/01/11	17,500
11,855	Eclipse Funding Trust, Solar Eclipse, Series 2007-0062, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.190%, 09/07/11	11,855
1,775	Kansas City IDA, IDR, Livers Bronze Co. Project, Rev., VRDO, LOC: Bank of America N.A., 0.610%, 09/07/11	1,775
14,790	Missouri State Health & Educational Facilities Authority, Rockhurst University, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.170%, 09/01/11	14,790
20,000	Missouri State Health & Educational Facilities Authority, SSM Health Care Services, Series C-4, Rev., VRDO, AGM, 0.160%, 09/07/11	20,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Missouri — Continued
7,375	Missouri State Health & Educational Facilities Authority, St. Francis Medical Center, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.090%, 09/01/11	7,375
5,100	Missouri State Health & Educational Facilities Authority, Washington University, Series B, Rev., VRDO, 0.060%, 09/01/11	5,100

		78,395

	Nebraska — 0.2%
18,905	Eclipse Funding Trust, Solar Eclipse, Omaha, Series 2006-0141, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11 (e)	18,905
17,995	Nebraska Public Power District, EAGLE, Series 2007-0013, Class A, Rev., VRDO, BHAC, AGM-CR, FGIC, LIQ: Citibank N.A., 0.230%, 09/07/11	17,995

		36,900

	Nevada — 1.3%
32,600	Austin Trust Various States, Series 2008-1153, GO, VRDO, LIQ: Bank of America N.A., 0.270%, 09/07/11	32,600
8,330	City of Las Vegas, Series 3265, GO, VRDO, LIQ: Morgan Stanley Bank, 0.220%, 09/07/11 (e)	8,330
42,750	City of Reno, Series 2634, Rev., VRDO, BHAC-CR, LIQ: Morgan Stanley Bank, 0.210%, 09/07/11	42,750
14,700	City of Reno, Capital Improvements, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.230%, 09/07/11	14,700
29,880	Clark County School District, Series 174, GO, VRDO, AMBAC, 0.220%, 09/07/11	29,880
12,765	Eclipse Funding Trust, Solar Eclipse, Henderson, Series 2006-0094, GO, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	12,765
19,970	Eclipse Funding Trust, Solar Eclipse, Truckee Meadows, Series 2007-0015, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	19,970
	Nevada Housing Division, Multi-Unit Housing,
10,900	Series A, Rev., VRDO, LOC: Wachovia Bank N.A., 0.360%, 09/07/11	10,900
8,750	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.230%, 09/07/11	8,750
3,160	Series M, Rev., VRDO, LOC: U.S. Bank N.A., 0.230%, 09/07/11	3,160

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Nevada — Continued
9,500	Nevada Housing Division, Multi-Unit Housing, Flamingo Road, Series A, Rev., VRDO, LOC: Exchange Bank, 0.180%, 09/07/11 (e)	9,500
7,800	Nevada Housing Division, Multi-Unit Housing, Fort Apache, Series A, Rev., VRDO, LOC: Exchange Bank, 0.180%, 09/07/11	7,800
3,430	Nevada Housing Division, Multi-Unit Housing, Horizon, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.200%, 09/07/11	3,430
17,850	Nevada Housing Division, Multi-Unit Housing, Reno Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.200%, 09/07/11	17,850
12,710	Nevada Housing Division, Multi-Unit Housing, Silverado, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.200%, 09/07/11	12,710
11,000	Nevada Housing Division, Vintage at Laughlin Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.200%, 09/07/11	11,000

		246,095

	New Hampshire — 0.4%
11,580	New Hampshire Business Finance Authority, Mark H. Wentworth Home, Rev., VRDO, LOC: TD Banknorth N.A., 0.210%, 09/07/11	11,580
29,800	New Hampshire Health & Education Facilities Authority, Saint Anselm College, Rev., VRDO, LOC: RBS Citizens N.A., 0.160%, 09/07/11	29,800
16,700	New Hampshire Housing Finance Authority, Series 1404, Rev., VRDO, 0.340%, 09/07/11	16,700
12,550	New Hampshire Housing Finance Authority, Multi-Family Housing, Series 2034, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.230%, 09/07/11	12,550

		70,630

	New Jersey — 3.0%
17,700	Deutsche Bank Spears/Lifers Trust Various States, Series DB-339, Rev., VRDO, AGM, AMBAC, LIQ: Deutsche Bank AG, 0.210%, 09/07/11	17,700
13,330	New Jersey EDA, Presbyterian Homes Association, Series A, Rev., VRDO, LOC: Commerce Bank N.A., 0.190%, 09/07/11	13,330
37,910	New Jersey Health Care Facilities Financing Authority, Series 3018, Rev., VRDO, AGC, LIQ: Morgan Stanley Bank, 0.210%, 09/07/11 (e)	37,910
10,925	New Jersey Health Care Facilities Financing Authority, MERLOTS, Series F01, Rev., VRDO, 0.180%, 09/07/11	10,925

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New Jersey — Continued
13,400	New Jersey Health Care Facilities Financing Authority, Somerset Medical Center, Rev., VRDO, LOC: TD Bank N.A., 0.190%, 09/07/11	13,400
75,000	New Jersey Housing & Mortgage Finance Agency, Single Family Housing, Series Y, Rev., VRDO, AMT, 0.320%, 09/07/11	75,000
67,000	New Jersey State Turnpike Authority, Series D, Rev., VRDO, NATL-RE, FGIC, LOC: Societe Generale, 0.700%, 09/07/11	67,000
	Puttable Floating Option Tax-Exempt Receipts,
33,370	Series MT-639, Rev., VRDO, LIQ: Merrill Lynch International Bank Ltd., 0.270%, 09/07/11 (e)	33,370
30,860	Series MT-689, Rev., VRDO, LIQ: Merrill Lynch International Bank Ltd., 0.270%, 09/07/11 (e)	30,860
12,000	Series PT-4643, Rev., VRDO, LIQ: Merrill Lynch International Bank Ltd., 0.320%, 09/07/11 (e)	12,000
	Township of Woodbridge,
80,470	GO, BAN, 0.500%, 09/01/11	80,470
83,370	GO, BAN, 1.500%, 08/24/12	84,060
84,075	Wells Fargo Stage Trust, Series 28C, Rev., VRDO, NATL-RE, AMBAC-TCRS-BNY, LIQ: Wells Fargo Bank N.A., 0.200%, 09/07/11 (e)	84,075

		560,100

	New Mexico — 0.3%
18,335	Eclipse Funding Trust, Solar Eclipse, New Mexico, Series 2006-0114, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.190%, 09/07/11	18,335
42,520	Puttable Floating Option Tax-Exempt Receipts, Series MT-637, Rev., VRDO, 0.340%, 09/07/11	42,520

		60,855

	New York — 15.5%
15,980	Austin Trust Various States, Series 2008-1092, Rev., VRDO, LIQ: Bank of America N.A., 0.340%, 09/07/11	15,980
47,411	County of Albany, Various Purpose, GO, BAN, 1.250%, 12/08/11	47,513
24,015	Eclipse Funding Trust, Solar Eclipse, Long Island, Series 2006-0119, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	24,015

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	39

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	New York — Continued
10,460	Eclipse Funding Trust, Solar Eclipse, Metropolitan, Series 2006-0028, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	10,460
	Eclipse Funding Trust, Solar Eclipse, New York,
11,355	Series 2006-0029, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	11,355
11,275	Series 2006-0112, Rev., VRDO, AGM-CR, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11 (e)	11,275
20,755	Series 2006-0159, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	20,755
5,000	Long Island Power Authority, Electric Systems, Series 2, Subseries 2B, Rev., VRDO, LOC: Bayerische Landesbank, 0.180%, 09/01/11	5,000
	Metropolitan Transportation Authority,
19,000	Series A-1, Rev., VRDO, LOC: Morgan Stanley Bank, 0.170%, 09/07/11	19,000
87,200	Subseries D-1, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.450%, 09/07/11	87,200
1,800	Subseries D-2, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.230%, 09/01/11	1,800
41,550	Subseries E-1, Rev., VRDO, LOC: BNP Paribas, 0.350%, 09/07/11	41,550
	Metropolitan Transportation Authority, EAGLE,
19,800	Series 2005-3019, Class A, Rev., VRDO, BHAC-CR, MBIA, LIQ: Citibank N.A., 0.220%, 09/07/11	19,800
19,050	Series 2006-0103, Class A, Rev., VRDO, BHAC, AGM-CR, AMBAC, LIQ: Citibank N.A., 0.220%, 09/07/11	19,050
	New York City,
21,000	Series B4, GO, VRDO, 0.220%, 09/07/11	21,000
12,595	Series E, Subseries E-2, GO, VRDO, LOC: Bank of America N.A., 0.120%, 09/01/11	12,595
11,500	Series F-4, GO, VRDO, LOC: Landesbank Hessen-Thuringen, 0.300%, 09/07/11	11,500
30,100	Series H, Subseries H-2, GO, VRDO, NATL-RE, 0.100%, 09/01/11	30,100
2,600	Series I, Subseries I-5, GO, VRDO, LOC: California Public Employee Retirement Fund, 0.120%, 09/01/11	2,600
17,850	Subseries A-3, GO, VRDO, LOC: BNP Paribas, 0.140%, 09/07/11	17,850
11,000	Subseries A-4, GO, VRDO, LOC: Bank of Nova Scotia, 0.140%, 09/07/11	11,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — Continued
100	Subseries A-4, GO, VRDO, LOC: Bayerische Landesbank, 0.190%, 09/01/11	100
2,035	Subseries A-5, GO, VRDO, LOC: KBC Bank N.V., 0.180%, 09/01/11	2,035
14,510	Subseries A-6, GO, VRDO, LOC: Helaba, 0.280%, 09/07/11	14,510
15,750	Subseries C-2, GO, VRDO, LOC: Bayerische Landesbank, 0.320%, 09/07/11	15,750
13,090	Subseries C-5, GO, VRDO, LOC: Bank of New York, 0.130%, 09/07/11	13,090
200	Subseries E-4, GO, VRDO, LOC: BNP Paribas, 0.190%, 09/01/11	200
100	Subseries H-1, GO, VRDO, LOC: Bank of New York, 0.100%, 09/01/11	100
2,610	Subseries H-4, GO, VRDO, LOC: Bank of New York, 0.100%, 09/01/11	2,610
1,650	Subseries L-4, GO, VRDO, LOC: U.S. Bank N.A., 0.050%, 09/01/11	1,650
9,200	New York City Capital Resources Corp., Loan Enhanced Assistance, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 09/07/11	9,200
	New York City Housing Development Corp., Multi-Family Housing,
10,155	Series ROCS-RR-II-R-11667, Rev., VRDO, GNMA COLL, FHA, LIQ: Citibank N.A., 0.220%, 09/07/11	10,155
23,000	Series ROCS-RR-II-R-13100, Rev., VRDO, LIQ: Citibank N.A., 0.230%, 09/07/11 (e)	23,000
35,000	New York City Housing Development Corp., Multi-Family Housing, 20 Exchange Place, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.370%, 09/07/11	35,000
13,500	New York City Housing Development Corp., Multi-Family Housing, 245 East 124th Street, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.130%, 09/07/11	13,500
7,255	New York City Housing Development Corp., Multi-Family Housing, 500 East 165th Street Apartments, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.150%, 09/07/11	7,255
15,900	New York City Housing Development Corp., Multi-Family Housing, 90 Washington Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.160%, 09/07/11	15,900
13,500	New York City Housing Development Corp., Multi-Family Housing, Bruckner, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.180%, 09/07/11	13,500

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	New York — Continued
3,070	New York City Housing Development Corp., Multi-Family Housing, Columbus Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.130%, 09/07/11	3,070
13,600	New York City Housing Development Corp., Multi-Family Housing, Highbridge Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.160%, 09/07/11	13,600
24,230	New York City Housing Development Corp., Multi-Family Housing, Las Casas Development, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.190%, 09/07/11	24,230
4,300	New York City Housing Development Corp., Multi-Family Housing, Monterey, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.130%, 09/07/11	4,300
15,000	New York City Housing Development Corp., Multi-Family Housing, One Columbus Place Development, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.150%, 09/07/11	15,000
7,800	New York City Housing Development Corp., Multi-Family Housing, Royal Properties, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.130%, 09/07/11	7,800
8,730	New York City Housing Development Corp., Multi-Family Housing, The Plaza, Series A, Rev., VRDO, LOC: Citibank N.A., 0.180%, 09/07/11	8,730
12,930	New York City Housing Development Corp., Multi-Family Housing, West 89th Street Development, Series A, Rev., VRDO, LOC: FNMA, 0.170%, 09/07/11	12,930
21,200	New York City Industrial Development Agency, Liberty Facilities Hanson Office, Rev., VRDO, LOC: ING Bank N.V., 0.170%, 09/07/11	21,200
4,220	New York City Industrial Development Agency, Planned Parenthood Project, Rev., VRDO, LOC: Bank of America N.A., 0.350%, 09/07/11	4,220
	New York City Municipal Water Finance Authority, 2nd Generation,
5,450	Series DD-1, Class A, Rev., VRDO, 0.080%, 09/01/11	5,450
33,045	Series DD-2, Rev., VRDO, 0.070%, 09/01/11	33,045
5,200	New York City Municipal Water Finance Authority, 2nd Generation, Fiscal 2008, Series BB-5, Rev., VRDO, 0.070%, 09/01/11	5,200
	New York City Municipal Water Finance Authority, 2nd Generation Resolution,
83,930	Series BB-1, Rev., VRDO, 0.150%, 09/01/11	83,930
28,730	Series BB-2, Rev., VRDO, 0.230%, 09/01/11	28,730

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — Continued
4,800	Series CC-1, Rev., VRDO, 0.080%, 09/01/11	4,800
35,600	New York City Municipal Water Finance Authority, 2nd Generation Resolution, Fiscal 2008, Series BB-1, Rev., VRDO, 0.080%, 09/01/11	35,600
28,270	New York City Municipal Water Finance Authority, General Resolution, Subseries FF-1, Rev., VRDO, 0.120%, 09/01/11	28,270
	New York City Municipal Water Finance Authority, Water & Sewer Systems, 2nd Generation, Fiscal 2008,
6,500	Series BB-3, Rev., VRDO, 0.190%, 09/01/11	6,500
19,500	Series BB-4, Rev., VRDO, 0.260%, 09/07/11	19,500
	New York City Transitional Finance Authority,
21,610	Series ROCS-RR-II-R-12054, Rev., VRDO, AGM-CR, FGIC, LIQ: Citibank N.A., 0.220%, 09/07/11	21,610
15,000	Series ROCS-RR-II-R-12319, Rev., VRDO, LIQ: Citibank N.A., 0.200%, 09/07/11 (e)	15,000
7,280	Subseries 2-D, Rev., VRDO, LIQ: Lloyds TSB Bank plc, 0.140%, 09/07/11	7,280
22,565	Subseries 2-F, Rev., VRDO, LOC: Bayerische Landesbank, 0.190%, 09/01/11	22,565
	New York City Transitional Finance Authority, EAGLE,
3,360	Series 2007-0004, Class A, Rev., VRDO, AGM-CR, FGIC, LIQ: Citibank N.A., 0.220%, 09/07/11	3,360
36,060	Series 2007-0014, Class A, Rev., VRDO, AGM-CR, FGIC, LIQ: Citibank N.A., 0.220%, 09/07/11	36,060
	New York City Transitional Finance Authority, Future Tax Secured,
100	Series B, Rev., VRDO, 0.190%, 09/01/11	100
5,300	Series C, Rev., VRDO, LOC: Morgan Stanley Bank, 0.100%, 09/01/11	5,300
35,750	Subseries C-4, Rev., VRDO, 0.140%, 09/01/11	35,750
400	Subseries C-5, Rev., VRDO, 0.130%, 09/01/11	400
	New York City Transitional Finance Authority, New York City Recovery,
3,660	Series 1, Subseries 1A, Rev., VRDO, LIQ: Landesbank Hessen-Thuringen, 0.300%, 09/07/11	3,660
12,430	Series 3, Subseries 3-B, Rev., VRDO, 0.070%, 09/01/11	12,430
22,435	Series 3, Subseries 3-E, Rev., VRDO, 0.190%, 09/01/11	22,435

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	41

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	New York — Continued
1,380	New York City Trust for Cultural Resources, American Museum of Natural History, Series A1, Rev., VRDO, 0.130%, 09/01/11	1,380
	New York City, Fiscal 2008,
4,600	Subseries J-6, GO, VRDO, LOC: Landesbank Hessen-Thuringen, 0.250%, 09/01/11	4,600
58,500	Subseries J-7, GO, VRDO, LOC: Landesbank Baden-Wuerttemberg, 0.350%, 09/07/11	58,500
31,490	Subseries J-8, GO, VRDO, LOC: Landesbank Baden-Wuerttemberg, 0.240%, 09/01/11	31,490
4,150	Subseries J-9, GO, VRDO, 0.180%, 09/07/11	4,150
3,750	Subseries J-11, GO, VRDO, 0.300%, 09/07/11	3,750
49,500	New York Convention Center Operating Corp., EAGLE, Series 2006-0072, Class A, Rev., VRDO, BHAC, AGC-ICC, AMBAC, LIQ: Citibank N.A., 0.220%, 09/07/11	49,500
	New York Liberty Development Corp.,
10,750	Series 3232, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.220%, 09/07/11 (e)	10,750
13,300	Series ROCS-RR-II-R-11883, Rev., VRDO, LIQ: Citibank N.A., 0.210%, 09/07/11 (e)	13,300
200,000	New York Liberty Development Corp., World Trade Center, Series A-2, Rev., 0.350%, 02/01/12	200,000
62,000	New York Liberty Development Corp., World Trade Center Project, Series A-1, Rev., VAR, 0.420%, 01/19/12	62,002
16,160	New York Liberty Development Project, Series ROCS-RR-II-R-11868, Rev., VRDO, LIQ: Citibank N.A., 0.210%, 09/07/11 (e)	16,160
	New York Local Government Assistance Corp.,
11,421	Series C, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.280%, 09/07/11	11,421
10,300	Series SG-100, Rev., VRDO, NATL-RE-IBC, 0.320%, 09/07/11	10,300
4,400	New York Mortgage Agency, Series ROCS-RR-II-R-11708, Rev., VRDO, LIQ: Citibank N.A., 0.260%, 09/07/11 (e)	4,400
20,800	New York State Dormitory Authority, City University, Series D, Rev., VRDO, LOC: TD Bank N.A., 0.170%, 09/07/11	20,800
12,200	New York State Dormitory Authority, Court Facilities Lease, Series B, Rev., VRDO, LOC: Bayerische Landesbank, 0.220%, 09/07/11	12,200
15,680	New York State Dormitory Authority, EAGLE, Series 2006-0138, Class A, Rev., VRDO, LIQ: Citibank N.A., 0.210%, 09/07/11	15,680

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — Continued
	New York State Dormitory Authority, Mental Health Services,
11,055	Subseries D-2E, Rev., VRDO, LOC: Royal Bank of Canada, 0.170%, 09/07/11	11,055
7,215	Subseries D-2H, Rev., VRDO, LOC: Royal Bank of Canada, 0.170%, 09/07/11	7,215
10,490	New York State Dormitory Authority, Royal, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.130%, 09/07/11	10,490
17,440	New York State Environmental Facilities Corp., MERLOTS, Series B-20, Rev., VRDO, 0.180%, 09/07/11	17,440
	New York State Housing Finance Agency,
71,700	Series A, Rev., VRDO, LOC: Landesbank Baden-Wuerttemberg, 0.400%, 09/07/11	71,700
1,800	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 09/07/11	1,800
2,755	New York State Housing Finance Agency, 10 Barclay Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 09/07/11	2,755
8,000	New York State Housing Finance Agency, 101 West End, Rev., VRDO, FNMA, LIQ: FNMA, 0.160%, 09/07/11	8,000
4,100	New York State Housing Finance Agency, 150 East 44th Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.160%, 09/07/11	4,100
33,900	New York State Housing Finance Agency, 188 Ludlow Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.450%, 09/07/11	33,900
4,200	New York State Housing Finance Agency, 240 East 39th Street Housing, Series A, Rev., VRDO, 0.150%, 09/07/11	4,200
30,600	New York State Housing Finance Agency, 250 West 93rd Street, Series 2005-A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.240%, 09/07/11	30,600
7,200	New York State Housing Finance Agency, 345 East 94th Street Housing, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.160%, 09/07/11	7,200
3,200	New York State Housing Finance Agency, 360 West 43rd Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 09/07/11	3,200
	New York State Housing Finance Agency, 42nd Street,
42,900	Series A, Rev., VRDO, LOC: Landesbank Baden-Wuerttemberg, 0.400%, 09/07/11	42,900

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	New York — Continued
136,700	Series A, Rev., VRDO, LOC: Landesbank Baden-Wuerttemberg, 0.450%, 09/07/11	136,700
9,600	New York State Housing Finance Agency, 455 West 37th Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.400%, 09/07/11	9,600
30,000	New York State Housing Finance Agency, 8 East 102nd Street Housing, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.170%, 09/07/11	30,000
98,900	New York State Housing Finance Agency, 88 Leonard Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.400%, 09/07/11	98,900
12,000	New York State Housing Finance Agency, Avalon Bowery Place ll, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.200%, 09/07/11	12,000
10,300	New York State Housing Finance Agency, Bennington Hills Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 09/07/11	10,300
9,550	New York State Housing Finance Agency, Chelsea Arms Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 09/07/11	9,550
7,400	New York State Housing Finance Agency, East 84th Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.160%, 09/07/11	7,400
45,900	New York State Housing Finance Agency, Helena Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 09/07/11	45,900
28,550	New York State Housing Finance Agency, Historic Front Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.220%, 09/07/11	28,550
7,050	New York State Housing Finance Agency, North End, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 09/07/11	7,050
22,150	New York State Housing Finance Agency, Parkledge Apartments Housing, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.210%, 09/07/11	22,150
6,680	New York State Housing Finance Agency, Talleyrand Crescent, Rev., VRDO, FNMA, LOC: FNMA, 0.200%, 09/07/11	6,680
11,300	New York State Housing Finance Agency, Theater Row, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.170%, 09/07/11	11,300

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — Continued
74,065	New York State Housing Finance Agency, Tribeca Green Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.400%, 09/07/11	74,065
4,850	New York State Housing Finance Agency, Union Square South Housing, Rev., VRDO, FNMA, LIQ: FNMA, 0.150%, 09/07/11	4,850
10,000	New York State Housing Finance Agency, Victory Housing, Series 2002-A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.170%, 09/07/11	10,000
7,700	New York State Housing Finance Agency, West 33rd Street Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.150%, 09/07/11	7,700
2,500	New York State Housing Finance Agency, West 38th Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.160%, 09/07/11	2,500
100	New York State Housing Finance Agency, Weyant Green Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 09/07/11	100
5,500	New York State Housing Finance Agency, Worth Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 09/07/11	5,500
125,000	New York State Thruway Authority, Series A, Rev., BAN, 2.000%, 07/12/12	126,768
6,660	New York State Urban Development Corp., Series SG-163, Rev., VRDO, FGIC-TCRS, 0.810%, 09/07/11	6,660
9,665	Port Authority of New York & New Jersey, Series ROCS-RR-II-R-11770X, Rev., VRDO, LIQ: Citibank N.A., 0.270%, 09/07/11 (e)	9,665
33,905	Sales Tax Asset Receivable Corp., Series ROCS-RR-II-R-10395, Rev., VRDO, AGM-CR, MBIA, 0.210%, 09/07/11 (e)	33,905
25,000	Town of Oyster Bay, GO, BAN, 2.000%, 03/09/12	25,202
	Triborough Bridge & Tunnel Authority,
7,685	Subseries B-3, Rev., VRDO, 0.350%, 09/07/11	7,685
120,000	Subseries B-4, Rev., VRDO, 0.300%, 09/07/11	120,000
23,200	Subseries CD, Rev., VRDO, AGM, 0.170%, 09/07/11	23,200
17,890	Wells Fargo Stage Trust, Series 2009-12C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.200%, 09/07/11 (e)	17,890

		2,869,716

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	43

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	North Carolina — 3.7%
19,835	Buncombe County Metropolitan Sewerage District, Series B, Rev., VRDO, 0.290%, 09/07/11	19,835
23,420	Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare, Series H, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.060%, 09/01/11	23,420
435	Charlotte-Mecklenburg, Hospital Authority, Carolinas Healthcare, Series C, Rev., VRDO, LOC: U.S. Bank N.A., 0.060%, 09/01/11	435
6,820	City of Charlotte, Governmental Facilities, Series F, COP, VRDO, 0.290%, 09/07/11	6,820
1,500	City of Durham, Water & Sewer Utility Systems, Rev., VRDO, 0.170%, 09/07/11	1,500
22,690	City of Greensboro, Combined Enterprise System, Series B, Rev., VRDO, 0.180%, 09/07/11	22,690
37,760	City of Winston-Salem, Water & Sewer System, Series B, Rev., VRDO, 0.280%, 09/07/11	37,760
28,920	Mecklenburg County, Series D, GO, VRDO, 0.310%, 03/29/12 (i)	28,920
	New Hanover County, Hospital, New Hanover Regional Medical,
6,265	Series A-2, Rev., VRDO, AGM, 0.180%, 09/07/11	6,265
23,690	Series B-2, Rev., VRDO, AGM, 0.180%, 09/07/11	23,690
48,000	North Carolina Capital Facilities Finance Agency, EAGLE, Series 2007-0016, Class A, Rev., VRDO, LIQ: Citibank N.A., 0.210%, 09/07/11	48,000
3,820	North Carolina Capital Facilities Finance Agency, Goodwill Community Foundation Project, Rev., VRDO, LOC: Bank of America N.A., 0.320%, 09/07/11	3,820
18,045	North Carolina Capital Facilities Finance Agency, NCCU Real Estate, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.190%, 09/07/11	18,045
11,350	North Carolina Capital Facilities Finance Agency, Wolfpack Towers Project, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.190%, 09/07/11	11,350
15,755	North Carolina Capital Facilities Finance Agency, YMCA of Greater Charlotte Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.190%, 09/07/11	15,755
6,100	North Carolina Educational Facilities Finance Agency, Elon College, Rev., VRDO, LOC: Bank of America N.A., 0.180%, 09/07/11	6,100

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	North Carolina — Continued
4,025	North Carolina Housing Finance Agency, Appalachian Student Housing, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.280%, 09/07/11	4,025
16,920	North Carolina Medical Care Commission, Duke University Hospital Project, Series A, GO, VRDO, 0.150%, 09/07/11	16,920
28,900	North Carolina Medical Care Commission, FirstHealth Carolinas Project, Rev., VRDO, 0.180%, 09/07/11	28,900
44,610	North Carolina Medical Care Commission, Hugh Chatham Memorial Hospital Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.190%, 09/07/11	44,610
	North Carolina Medical Care Commission, Moses Cone Health System,
25,000	Series A, Rev., VRDO, 0.180%, 09/07/11	25,000
42,600	Series A, Rev., VRDO, 0.190%, 09/07/11	42,600
13,250	North Carolina Medical Care Commission, Union Regional Medical Center Project, Series B, Rev., VRDO, LOC: Wachovia Bank N.A., 0.170%, 09/07/11	13,250
4,700	North Carolina Medical Care Commission, Wake Forest University, Series C, Rev., VRDO, LOC: Bank of America N.A., 0.290%, 09/07/11	4,700
24,335	North Carolina State University at Raleigh, Series B, Rev., VRDO, 0.160%, 09/07/11	24,335
16,625	Person County Industrial Facilities & Pollution Control Financing Authority, Certainteed Gypsum, Inc., Rev., VRDO, LOC: Credit Industriel et Commercial, 0.290%, 09/07/11	16,625
25,160	State of North Carolina, Public Improvement, Series D, GO, VRDO, 0.180%, 09/07/11	25,160
19,800	University of North Carolina at Chapel Hill, EAGLE, Series 2006-0024, Class A, Rev., VRDO, LIQ: Citibank N.A., 0.210%, 09/07/11	19,800
	University of North Carolina at Chapel Hill, University Hospital,
36,290	Series A, Rev., VRDO, 0.130%, 09/01/11	36,290
11,400	Series A, Rev., VRDO, 0.220%, 09/07/11	11,400
30,770	Series B, Rev., VRDO, 0.130%, 09/01/11	30,770
31,300	Wake County, Series B, GO, VRDO, 0.270%, 09/07/11	31,300
	Wake County, School,
18,100	Series A, GO, VRDO, 0.160%, 09/07/11	18,100
11,500	Series B, GO, VRDO, 0.160%, 09/07/11	11,500

		679,690

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	North Dakota — 0.2%
11,085	City of Grand Forks, The United Hospital Obligation Group, Series A, Rev., VRDO, LOC: Lasalle National Bank, 0.180%, 09/01/11	11,085
	North Dakota State Housing Finance Agency, Home Mortgage,
1,300	Series A, Rev., VRDO, 0.190%, 09/07/11	1,300
9,205	Series B, Rev., VRDO, 0.320%, 09/07/11	9,205
12,000	Series C, Rev., VRDO, 0.190%, 09/07/11	12,000

		33,590

	Ohio — 1.7%
6,050	Allen County, Catholic Healthcare, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.140%, 09/01/11	6,050
6,391	Austin Trust Various States, Series 2008-3308, Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: Bank of America N.A., 0.340%, 09/07/11	6,391
8,575	County of Cuyahoga, Cleveland Clinic, Subseries B1, Rev., VRDO, 0.090%, 09/01/11	8,575
1,375	County of Cuyahoga, Health Care Facilities, Franciscan Communities, Series E, Rev., VRDO, LOC: Lasalle Bank N.A., 0.310%, 09/07/11	1,375
3,070	County of Hamilton, Series 2706, Rev., VRDO, AMBAC, LIQ: Morgan Stanley Bank, 0.260%, 09/07/11	3,070
11,440	Eclipse Funding Trust, Solar Eclipse, Chilli, Series 2007-0013, GO, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	11,440
8,035	Eclipse Funding Trust, Solar Eclipse, Hamilton, Series 2006-0158, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	8,035
1,700	Franklin County, Holy Cross Health System, Rev., VRDO, 0.160%, 09/07/11	1,700
5,000	Montgomery County, Miami Valley Hospital, Series C, Rev., VRDO, 0.090%, 09/01/11	5,000
4,750	Ohio Housing Finance Agency, Residential Mortgage, Series 1422-R, Rev., VRDO, GNMA/FNMA, LIQ: Merrill Lynch Capital Services, 0.340%, 09/07/11	4,750
	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities,
19,100	Series B, Rev., VRDO, AMT, GNMA/FNMA, 0.350%, 09/07/11	19,100
28,070	Series F, Rev., VRDO, AMT, GNMA/FNMA, 0.200%, 09/07/11	28,070

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Ohio — Continued
32,200	Series F, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, 0.160%, 09/07/11	32,200
	Ohio State Higher Educational Facility Commission, Case Western Reserve University,
12,885	Series A, Rev., VRDO, 0.180%, 09/01/11	12,885
5,100	Series B-1, Rev., VRDO, LOC: U.S. Bank N.A., 0.130%, 09/01/11	5,100
1,000	Ohio State University (The), Series B, Rev., VRDO, 0.130%, 09/07/11	1,000
9,480	Princeton City School District, Municipal Securities Trust Receipts, Series SGB 50-A, GO, VRDO, NATL-RE, LIQ: Societe Generale, 0.600%, 09/07/11	9,480
	Puttable Floating Option Tax-Exempt Receipts,
42,335	Rev., VRDO, LIQ: Bank of America N.A., 0.320%, 09/07/11 (e)	42,335
37,100	Series MT-567, Rev., VRDO, NATL-RE, LIQ: Merrill Lynch International Bank Ltd., 0.370%, 09/07/11	37,100
51,730	Series MT-670, Rev., VRDO, AMBAC, LIQ: Bank of America N.A., 0.300%, 09/07/11 (e)	51,730
18,830	State of Ohio, Revitalization, Series A, Rev., BAN, 0.350%, 06/01/12	18,830

		314,216

	Oklahoma — 0.4%
	Oklahoma State Capital Improvement Authority, Higher Education,
15,305	Series D1, Rev., VRDO, 0.180%, 09/01/11	15,305
15,000	Series D3, Rev., VRDO, 0.180%, 09/01/11	15,000
17,425	Series D4, Rev., VRDO, 0.180%, 09/01/11	17,425
14,665	Oklahoma University Hospital, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.210%, 09/07/11	14,665
10,490	Tulsa County Home Finance Authority, Multi-Family Housing, Waterford Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.220%, 09/07/11	10,490

		72,885

	Oregon — 1.4%
7,800	City of Portland, Housing Authority, Multi-Family Housing, Civic Apartments Redevelopment, Rev., VRDO, AMT, FHLMC, 0.270%, 09/07/11	7,800
15,450	Clackamas County Hospital Facility Authority, Legacy Health Systems, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.140%, 09/07/11	15,450

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	45

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Oregon — Continued
6,925	Oregon State Housing & Community Services Department, Covenant Retirement, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.230%, 09/07/11	6,925
30,000	Oregon State Housing & Community Services Department, Single Family Mortgage Program, Series H, Rev., VRDO, AMT, 0.220%, 09/07/11	30,000
57,800	Port of Portland, Portland Bulk Terminal, Rev., VRDO, LOC: Canadian Imperial Bank, 0.200%, 09/07/11	57,800
25,440	Puttable Floating Option Tax-Exempt Receipts, Series MT-664, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.160%, 09/07/11 (e)	25,440
93,380	State of Oregon, GO, TAN, 2.000%, 06/29/12	94,738
12,300	State of Oregon, Pacific Corp., Project, Rev., VRDO, LOC: BNP Paribas, 0.340%, 09/07/11	12,300

		250,453

	Other Territories — 4.9%
7,500	Austin Trust Various States, Series 2008-1091, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.270%, 09/07/11	7,500
15,815	BB&T Municipal Trust, Various States, Series 2025, Rev., VRDO, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust, 0.210%, 09/07/11	15,815
	Deutsche Bank Spears/Lifers Trust Various States,
17,355	Series DB-292, Rev., VRDO, LIQ: Deutsche Bank AG, 0.210%, 09/07/11	17,355
9,615	Series DB-295, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.210%, 09/07/11	9,615
11,345	Series DB-325, GO, VRDO, FGIC, LIQ: Deutsche Bank AG, 0.210%, 09/07/11	11,345
14,110	Series DB-327, Rev., VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.210%, 09/07/11	14,110
71,805	Series DB-331, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.210%, 09/07/11	71,805
15,260	Series DB-340, Rev., VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.210%, 09/07/11	15,260
11,935	Series DB-343, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.210%, 09/07/11	11,935
19,505	Series DBE-1001, Rev., VRDO, GNMA COLL, LIQ: Deutsche Bank AG, 0.220%, 09/07/11 (e)	19,505
7,500	Series DBE-1002, Rev., VRDO, LIQ: Deutsche Bank AG, 0.200%, 09/07/11 (e)	7,500
27,910	Eagle Tax-Exempt Trust, Rev., VRDO, FHLMC COLL, LIQ: FHLB, 0.270%, 09/07/11	27,910

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Territories — Continued
	Federal Home Loan Mortgage Corp., Multi-Family Housing,
93,553	Series M017, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.270%, 09/07/11	93,553
18,856	Series M019, Class A, Rev., VRDO, FHLMC, 0.260%, 09/07/11	18,856
24,907	Series M020, Class A, Rev., VRDO, FHLMC, 0.260%, 09/07/11	24,907
19,625	Series M023, Class A, Rev., VRDO, FHLMC, 0.260%, 09/07/11	19,625
19,040	Series M024, Class A, Rev., VRDO, LIQ: FHLMC, 0.260%, 09/07/11	19,040
23,210	Series M025, Class A, Rev., VRDO, LIQ: FHLMC, 0.300%, 09/07/11	23,210
	Puttable Floating Option Tax-Exempt Receipts,
50,890	Series MT-389, Rev., VRDO, NATL-RE, LIQ: Merrill Lynch International Bank Ltd., 0.340%, 09/07/11	50,890
7,885	Series MT-631, Rev., VRDO, LIQ: Merrill Lynch International Bank Ltd., 0.370%, 09/07/11 (e)	7,885
17,535	Series MT-636, Rev., VRDO, LIQ: Bank of America N.A., 0.270%, 09/07/11 (e)	17,535
32,585	Series MT-667, Rev., VRDO, LIQ: Bank of America N.A., 0.300%, 09/07/11 (e)	32,585
16,630	Series MT-675, Rev., VRDO, AMBAC, LIQ: Bank of America N.A., 0.270%, 09/07/11 (e)	16,630
38,620	Series PPT-34, Class A, FHLMC, LIQ: FHLMC, 0.310%, 09/07/11	38,620
74,405	Series PPT-1001, Class C, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.310%, 09/07/11	74,405
87,740	Series PPT-1006, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.310%, 09/07/11	87,740
111,265	Series PPT-1008, Class A, GO, VRDO, FHLMC, LIQ: FHLMC, 0.240%, 09/07/11	111,265
2,040	Series PT-4700, Rev., VRDO, LIQ: Merrill Lynch International Bank Ltd., 0.270%, 09/07/11 (e)	2,040
26,255	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust, Series 2001-2, Class A, Rev., LIQ: FHLMC, 0.330%, 09/07/11	26,255
8,230	SunAmerica Trust, Various States, Series 2, Class A, Rev., VRDO, FHLMC, LOC: FHLMC, 0.270%, 09/07/11	8,230

		902,926

	Pennsylvania — 2.4%
52,975	Allegheny County Higher Education Building Authority, Carnegie Mellon University, Rev., VRDO, 0.120%, 09/01/11	52,975

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Pennsylvania — Continued
	Bucks County IDA, Grand View Hospital,
16,190	Series A, Rev., VRDO, LOC: TD Bank N.A., 0.190%, 09/07/11	16,190
8,105	Series B, Rev., VRDO, LOC: PNC Bank N.A., 0.180%, 09/07/11	8,105
31,000	Dallastown Area School District, Series A, GO, 1.510%, 09/30/11	31,176
1,900	Delaware County IDA, United Parcel Service Project, Rev., VRDO, 0.100%, 09/01/11	1,900
54,900	Delaware Valley Regioinal Financial Authority, Series D, Rev., VRDO, LOC: Bayerische Landesbank, 0.270%, 09/07/11	54,900
12,050	Deutsche Bank Spears/Lifers Trust Various States, Series DB-247, Rev., VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.210%, 09/07/11	12,050
11,700	Doylestown Hospital Authority, Series B, Rev., VRDO, LOC: PNC Bank N.A., 0.180%, 09/07/11	11,700
8,020	Lancaster County Hospital Authority, Health Systems, Lancaster General Hospital, Rev., VRDO, LOC: Bank of America N.A., 0.160%, 09/01/11	8,020
	Montgomery County Redevelopment Authority, Multi-Family Housing, Brookside Manors Apartments Project,
4,810	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.220%, 09/07/11	4,810
2,205	Series A-T2, Rev., VRDO, LIQ: FNMA, 0.220%, 09/07/11	2,205
16,780	Montgomery County Redevelopment Authority, Multi-Family Housing, Kingswood Apartments Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.220%, 09/07/11	16,780
21,530	Pennsylvania Economic Development Financing Authority, MERLOTS, Series F01, Rev., VRDO, 0.180%, 09/07/11	21,530
740	Pennsylvania Energy Development Authority, B&W Ebensburg Project, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.290%, 09/07/11	740
1,835	Pennsylvania Housing Finance Agency, MERLOTS, Series C-32, Rev., VRDO, 0.180%, 09/07/11	1,835
15,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 85-B, Class B, Rev., VRDO, 0.160%, 09/07/11	15,000
42,870	Pennsylvania Housing Finance Agency, Single-Family Mortgage, 0.350%, 09/07/11	42,870
22,765	Pennsylvania State Public School Building Authority, Series 1552, Rev., VRDO, AGM, LIQ: Morgan Stanley Bank, 0.210%, 09/07/11	22,765

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Pennsylvania — Continued
20,000	Philadelphia Authority for Industrial Development, Series B-2, Rev., VRDO, LOC: Bank of America N.A., 0.190%, 09/07/11	20,000
10,400	Philadelphia Authority for Industrial Development, Regional Performing Arts Center Project, Rev., VRDO, LOC: Wachovia Bank N.A., 0.170%, 09/07/11	10,400
	RBC Municipal Products, Inc. Trust, Floater Certificates,
19,800	Series E-15, Rev., VRDO, LIQ: Royal Bank of Canada, 0.220%, 09/07/11 (e)	19,800
30,000	Series E-16, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.210%, 09/07/11 (e)	30,000
8,400	Series E-22, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.210%, 09/07/11 (e)	8,400
14,000	State Public School Building Authority, Series 1479, Rev., VRDO, AGM, LIQ: Morgan Stanley Bank, 0.210%, 09/07/11	14,000
14,120	Wells Fargo Stage Trust, Series 2008-1C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.200%, 09/07/11 (e)	14,120

		442,271

	Rhode Island — 0.5%
14,960	Narragansett Bay Commission Wastewater Systems, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.180%, 09/07/11	14,960
9,320	Puttable Floating Option Tax-Exempt Receipts, Series PT-4670, Rev., VRDO, LIQ: Merrill Lynch International Bank Ltd., 0.340%, 09/07/11 (e)	9,320
2,010	Rhode Island Health & Educational Building Corp., International Institute of Rhode Island, Rev., VRDO, LOC: Fleet National Bank, 0.450%, 09/07/11	2,010
	Rhode Island Health & Educational Building Corp., Rhode Island School of Design,
10,700	Series A, Rev., VRDO, LOC: Bank of America N.A., 0.220%, 09/07/11	10,700
6,650	Series B, Rev., VRDO, LOC: Bank of America N.A., 0.180%, 09/07/11	6,650
14,145	Rhode Island Health & Educational Building Corp., St. George’s School, Rev., VRDO, LIQ: Bank of America N.A., 0.350%, 09/07/11	14,145
7,000	Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing, Sutterfield, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 0.360%, 09/07/11	7,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	47

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Rhode Island — Continued
22,840	Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing, University Heights, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 0.360%, 09/07/11	22,840
2,850	Rhode Island Industrial Facilities Corp., ExxonMobil Project, Rev., VRDO, 0.050%, 09/01/11	2,850

		90,475

	South Carolina — 1.0%
14,500	Charleston County, Hospital Facilities, Carealliance Health, Series B-2, Rev., VRDO, AGM, LOC: Wells Fargo Bank N.A., 0.120%, 09/01/11	14,500
15,075	Charleston Educational Excellence Finance Corp., Series ROCS-RR-II-R-481X, Rev., VRDO, AGC-IGC, LIQ: Citibank N.A., 0.240%, 09/07/11	15,075
3,000	Cherokee County, Oshkosh Truck Project, Rev., VRDO, LOC: Bank of America N.A., 0.500%, 09/07/11	3,000
12,130	City of North Charleston, Public Facilities Convention, COP, VRDO, LOC: Bank of America N.A., 0.190%, 09/07/11	12,130
30,720	Eclipse Funding Trust, Solar Eclipse, SCAGO, Series 2007-0003, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	30,720
30,180	Patriots Energy Group, Rev., VRDO, LOC: Wachovia Bank N.A., 0.240%, 09/07/11	30,180
20,510	South Carolina Educational Facilities Authority, Furman University, Series B, Rev., VRDO, 0.120%, 09/01/11	20,510
800	South Carolina Educational Facilities Authority, Morris College Project, Rev., VRDO, LOC: Bank of America N.A., 0.450%, 09/07/11	800
18,000	South Carolina Jobs & EDA, CPF Properties II LLC Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.190%, 09/07/11	18,000
1,585	South Carolina Jobs & EDA, South Carolina Catholic Diocese Project, Rev., VRDO, LOC: Bank of America N.A., 0.430%, 09/07/11	1,585
3,365	South Carolina Jobs & EDA, Thompson Steel Co., Inc., Project, Rev., VRDO, LOC: Bank of America N.A., 0.550%, 09/07/11	3,365
10,000	South Carolina State Public Service Authority, EAGLE, Series 2006-0007, Class A, Rev., VRDO, NATL-RE, LIQ: Citibank N.A., 0.210%, 09/07/11	10,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	South Carolina — Continued
16,550	Town of Mount Pleasant, Water & Sewer System, Series B, Rev., VRDO, 0.180%, 09/07/11	16,550

		176,415

	South Dakota — 0.5%
13,210	South Dakota Health & Educational Facilities Authority, Series 3109, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.210%, 09/07/11 (e)	13,210
	South Dakota Housing Development Authority, Home Ownership Mortgage,
14,305	Series A, Rev., VRDO, 0.180%, 09/07/11	14,305
12,000	Series C, Rev., VRDO, AMT, 0.500%, 09/07/11	12,000
19,200	Series C-1, Rev., VRDO, 0.380%, 09/07/11	19,200
10,300	Series D, Rev., VRDO, 0.450%, 09/07/11	10,300
5,000	Series F, Rev., VRDO, 0.380%, 09/07/11	5,000
22,750	Series G, Rev., VRDO, 0.240%, 09/07/11	22,750

		96,765

	Tennessee — 1.1%
	Blount County Public Building Authority, Local Government Public Improvement,
13,435	Series E-3-C, Rev., VRDO, LOC: KBC Bank N.V., 0.230%, 09/01/11	13,435
11,700	Series E-3-D, Rev., VRDO, LOC: KBC Bank N.V., 0.230%, 09/01/11	11,700
10,100	Series E-4-A, Rev., VRDO, LOC: KBC Bank N.V., 0.230%, 09/01/11	10,100
	Clarksville Public Building Authority, Pooled Financing, Tennessee Municipal Bond Board,
11,435	Rev., VRDO, LOC: Bank of America N.A., 0.180%, 09/01/11	11,435
2,250	Rev., VRDO, LOC: Bank of America N.A., 0.350%, 09/07/11	2,250
14,675	Memphis Health Educational & Housing Facility Board, Multi-Family Housing, Watergrove Apartments Project, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.220%, 09/07/11	14,675
6,405	Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Board, Vanderbilt University, Series A, Rev., VRDO, 0.140%, 09/07/11	6,405
23,710	Metropolitan Government Nashville & Davidson County, Industrial Development Board, YMCA Project, Rev., VRDO, LOC: Bank of America N.A., 0.310%, 09/07/11	23,710

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Tennessee — Continued
	Montgomery County Public Building Authority, Tennessee County Loan Pool,
13,590	Rev., VRDO, LOC: Bank of America N.A., 0.180%, 09/01/11	13,590
5,060	Rev., VRDO, LOC: Bank of America N.A., 0.350%, 09/07/11	5,060
	Sevier County Public Building Authority, Local Government Public Improvement,
16,150	Series A-1, Rev., VRDO, LOC: KBC Bank N.V., 0.230%, 09/01/11	16,150
10,095	Series A-3, Rev., VRDO, LOC: KBC Bank N.V., 0.230%, 09/01/11	10,095
7,140	Series E-1, Rev., VRDO, LOC: KBC Bank N.V., 0.280%, 09/07/11	7,140
4,735	Series M-1, Rev., VRDO, 0.380%, 09/07/11	4,735
4,425	Shelby County Health, Educational & Housing Facilities Board, Rhodes College, Rev., VRDO, LOC: Bank of America N.A., 0.290%, 09/07/11	4,425
44,210	Shelby County, Public Improvement School, Series B, GO, VRDO, 0.300%, 09/07/11	44,210

		199,115

	Texas — 6.7%
	Austin Trust Various States,
5,605	Series 2008-3023X, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.270%, 09/07/11	5,605
9,335	Series 2008-3315, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.270%, 09/07/11 (e)	9,335
9,100	Bexar County Housing Finance Authority, Multi-Family Housing, Altamonte Apartment Projects, Rev., VRDO, FNMA, LIQ: FNMA, 0.160%, 09/07/11	9,100
40,000	City of Houston, First Lien, Series B1, Rev., VRDO, LOC: Bank of America N.A., 0.280%, 09/07/11	40,000
64,665	City of Houston, MERLOTS, Series B17, Rev., VRDO, NATL-RE, 0.180%, 09/07/11 (e)	64,665
	City of San Antonio, Electric & Gas,
24,200	Series SG-104, Rev., VRDO, LIQ: Societe Generale, 0.290%, 09/07/11 (p)	24,200
4,195	Series SG-105, LOC: Societe Generale, 0.290%, 09/07/11 (p)	4,195
11,000	City of San Antonio, Electric & Gas Systems, Junior Lien, Rev., VRDO, 0.260%, 09/07/11	11,000
6,435	City of San Antonio, Water Revenue, Series SG-159, Rev., VRDO, AGM, 0.870%, 09/07/11	6,435

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Texas — Continued
51,160	Crawford Education Facilities Corp., Houston Baptist University, Rev., VRDO, LOC: Bank of America N.A., 0.250%, 09/07/11	51,160
19,040	Crawford Educational Facilities Corp., Southwestern University Project, Series B, Rev., VRDO, 0.190%, 09/07/11	19,040
6,800	Dallas Performing Arts Cultural Facilities Corp., Dallas Center Foundation Project, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.130%, 09/01/11	6,800
5,000	Dallas-Fort Worth International Airport Facilities Improvement Corp., FlightSafety International, Inc. Project, Rev., VRDO, 0.170%, 09/07/11	5,000
	Deutsche Bank Spears/Lifers Trust Various States,
25	Series DB-456, Rev., VRDO, AGM, LIQ: Deutsche Bank AG, 0.260%, 09/07/11	25
28,135	Series DB-515, Rev., VRDO, LIQ: Deutsche Bank AG, 0.240%, 09/07/11	28,135
13,490	Series DB-638, Rev., VRDO, LIQ: Deutsche Bank AG, 0.260%, 09/07/11	13,490
10,770	Eclipse Funding Trust, Solar Eclipse, El Paso, Series 2006-0032, GO, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	10,770
15,805	Eclipse Funding Trust, Solar Eclipse, Houston, Series 2007-0033, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	15,805
5,600	Eclipse Funding Trust, Solar Eclipse, North East Independent School District, Series 2006-0058, GO, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	5,600
19,185	Eclipse Funding Trust, Solar Eclipse, Texas, Series 2006-0088, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.190%, 09/07/11	19,185
10,010	Eclipse Funding Trust, Solar Eclipse, Waco, Series 2007-0040, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	10,010
24,750	Garland Health Facilities Development Corp., Chambrel Club Hill, Rev., VRDO, FNMA, LIQ: FNMA, 0.220%, 09/07/11	24,750
35,000	Harris County Cultural Education Facilities Finance Corp., Hermann Memorial Hospital, Series C, Rev., VRDO, LOC: Wachovia Bank N.A., 0.170%, 09/07/11	35,000
50,600	Harris County Flood Control District, Series ROCS-RR-II-R-10396, GO, VRDO, 0.200%, 09/07/11 (e)	50,600

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	49

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Texas — Continued
20,000	Harris County Industrial Development Corp., Hfotco LLC Project, Rev., VRDO, LOC: Bank of America N.A., 0.270%, 09/07/11	20,000
30,000	Harris County, EAGLE, Series 2007-0078, Class A, Rev., VRDO, BHAC-CR, NATL-RE, LIQ: Citibank N.A., 0.210%, 09/07/11	30,000
7,435	Judson Independent School District, Series ROCS-RR-II-R-11521, GO, VRDO, AGC, LIQ: Citibank N.A., 0.260%, 09/07/11	7,435
17,835	Lamar Consolidated Independent School District, Schoolhouse, GO, VRDO, PSF-GTD, 0.210%, 09/07/11	17,835
830	Lower Neches Valley Authority Industrial Development Corp., Subseries B-2, Rev., VRDO, 0.060%, 09/01/11	830
	Lower Neches Valley Authority Industrial Development Corp., Exxon Mobil Project,
28,150	Rev., VRDO, 0.050%, 09/01/11	28,150
2,000	Series A, Rev., VRDO, 0.050%, 09/01/11	2,000
24,455	Mansfield Independent School District, MERLOTS, Series B11, GO, VRDO, PSF-GTD, 0.180%, 09/07/11	24,455
9,400	North Texas Higher Education Authority, Series A, Rev., VRDO, LOC: Lloyds TSB Bank plc, 0.230%, 09/07/11	9,400
36,280	North Texas Tollway Authority, Series 2903, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.210%, 09/07/11	36,280
15,325	Pasadena Independent School District, Series A, GO, VRDO, PSF-GTD, 0.240%, 09/07/11	15,325
600	Port of Port Arthur Navigation District, Fina Oil & Chemical Co. Project, Rev., VRDO, 0.190%, 09/07/11	600
	Puttable Floating Option Tax-Exempt Receipts,
15,335	Series MT-635, Rev., VRDO, NATL-RE, LIQ: Bank of America N.A., 0.320%, 09/07/11 (e)	15,335
23,645	Series MT-641, Rev., VRDO, LIQ: Merrill Lynch International Bank Ltd., 0.320%, 09/07/11 (e)	23,645
20,000	RBC Municipal Products, Inc. Trust, Floater Certificates, Series E-14, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.210%, 09/07/11 (e)	20,000
8,600	Southeast Texas Housing Finance Corp.,Wyndham Park Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.190%, 09/07/11	8,600
475,000	State of Texas, Series A, Rev., TRAN, 2.500%, 08/30/12	485,552

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Texas — Continued
9,875	Tarrant County Cultural Education Facilities Finance Corp., Series 1760, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.220%, 09/07/11	9,875
8,700	Tarrant County Housing Finance Corp., Multi-Family Housing, Remington Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.190%, 09/07/11	8,700
9,550	Texas Department of Housing & Community Affairs, Multi-Family Housing, Reading Pond Apartments, Senior, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.240%, 09/07/11	9,550
985	Texas Department of Housing & Community Affairs, Multi-Family Housing, Timber Point Apartments, Series A-1, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.190%, 09/07/11	985

		1,244,457

	Utah — 1.2%
3,210	Austin Trust Various States, Series 2008-3300, Rev., VRDO, LIQ: Bank of America N.A., 0.340%, 09/07/11	3,210
54,100	Central Utah Water Conservancy District, Series A, Rev., VRDO, 0.260%, 09/07/11	54,100
25,000	Emery County, Pacific Corp., Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.180%, 09/07/11	25,000
10,080	Park City, U.S. Ski & Snowboard Association, Series U, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.190%, 09/07/11	10,080
10,355	Salt Lake City, Valley Mental Health Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.190%, 09/07/11	10,355
	Utah Housing Corp., Single Family Mortgage,
13,400	Series A, Class I, Rev., VRDO, 0.170%, 09/07/11	13,400
5,030	Series A, Class I, Rev., VRDO, 0.190%, 09/07/11	5,030
18,620	Series B, Class I, Rev., VRDO, 0.170%, 09/07/11	18,620
6,745	Series E-1, Class I, Rev., VRDO, 0.170%, 09/07/11	6,745
11,295	Series I, Rev., VRDO, 0.210%, 09/07/11	11,295
	Utah Housing Finance Agency, Single Family Mortgage,
3,200	Series C-1, Class I, Rev., VRDO, 0.170%, 09/07/11	3,200
7,380	Series D-1, Rev., VRDO, AMT, 0.190%, 09/07/11	7,380
7,505	Series E-1, Rev., VRDO, AMT, 0.190%, 09/07/11	7,505

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Utah — Continued
6,385	Series F-2, Class I, Rev., VRDO, 0.230%, 09/07/11	6,385
13,500	Utah Transit Authority, Sales Tax Revenue, Series 3006, Rev., VRDO, AGM, LIQ: Morgan Stanley Bank, 0.210%, 09/07/11 (e)	13,500
12,500	Washington County-St. George Interlocal Agency, Rev., VRDO, LOC: Bank of America N.A., 0.350%, 09/07/11	12,500
6,000	Weber County, IHC Health Care Services, Series A, Rev., VRDO, 0.160%, 09/01/11	6,000

		214,305

	Vermont — 0.1%
15,475	University of Vermont & State Agricultural College, EAGLE, Series 2006-0086, Class A, Rev., VRDO, BHAC-CR, MBIA, LIQ: Citibank N.A., 0.220%, 09/07/11	15,475
8,945	Vermont Educational & Health Buildings Financing Agency, Norwich University Project, Rev., VRDO, LOC: TD Bank N.A., 0.150%, 09/07/11	8,945

		24,420

	Virginia — 1.0%
5,245	City of Alexandria IDA, Pooled Loan Program, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.320%, 09/07/11	5,245
33,425	Clarke County IDA, Winchester Medical Center Inc., Rev., VRDO, AGM, 0.250%, 09/07/11	33,425
4,300	Fairfax County EDA, Public Broadcasting Services Project, Rev., VRDO, LOC: Bank of America N.A., 0.310%, 09/07/11	4,300
24,255	Fairfax County EDA, The Lorton Arts Foundation Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.190%, 09/07/11	24,255
12,000	Harrisonburg Redevelopment & Housing Authority, Multi-family Housing, Series MT-323, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.240%, 09/07/11	12,000
18,295	James City County EDA, United Methodist Homes, Series C, Rev., VRDO, LOC: Lasalle Bank N.A., 0.320%, 09/07/11	18,295
9,500	James City County IDA, Housing Chambrel Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.220%, 09/07/11	9,500
15,620	Lexington IDA, MERLOTS, Series E01, Rev., VRDO, 0.180%, 09/07/11	15,620
3,930	Virginia College Building Authority, 21st Century College, Series C, Rev., VRDO, 0.120%, 09/01/11	3,930

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Virginia — Continued
800	Virginia College Building Authority, Shenandoah University Project, Rev., VRDO, LOC: Branch Banking & Trust, 0.130%, 09/01/11	800
34,865	Virginia College Building Authority, University of Richmond Project, Rev., VRDO, 0.120%, 09/01/11	34,865
13,385	Virginia Small Business Financing Authority, Virginia State University Real Estate, Rev., VRDO, LOC: Bank of America N.A., 0.170%, 09/01/11	13,385

		175,620

	Washington — 2.8%
8,915	Eagle Tax-Exempt Trust, Series 2009-0049, Class A, Rev., VRDO, AGM-CR, NATL-RE, LIQ: Citibank N.A., 0.210%, 09/07/11 (e)	8,915
35,880	Eclipse Funding Trust, Solar Eclipse, Port Seattle, Series 2006-0063, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.190%, 09/07/11 (e)	35,880
10,695	Eclipse Funding Trust, Solar Eclipse, Washington, Series 2006-0009, GO, VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	10,695
144,825	Port of Seattle, Sub Lien, Rev., VRDO, AMT, LOC: Landesbank Hessen-Thuringen, 0.350%, 09/07/11	144,825
695	Seattle Housing Authority, Low Income Housing Assistance, Bayview Manor Project, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.190%, 09/07/11	695
9,000	Snohomish County Public Hospital District No. 2, Stevens Healthcare, GO, VRDO, LOC: Bank of America N.A., 0.400%, 09/07/11	9,000
39,400	State of Washington, Series VR-96A, GO, VRDO, 0.300%, 09/07/11	39,400
	State of Washington, MERLOTS,
21,440	Series B-22, GO, VRDO, AGM, 0.180%, 09/07/11	21,440
28,930	Series B-22, GO, VRDO, FGIC, MBIA, 0.180%, 09/07/11	28,930
33,035	Series B-23, GO, VRDO, NATL-RE, 0.180%, 09/07/11	33,035
4,800	Washington Economic Development Finance Authority, Novelty Hill Properties LLC, Series C, Rev., VRDO, LOC: U.S. Bank N.A., 0.320%, 09/07/11	4,800
	Washington Health Care Facilities Authority, Multicare Health System,
35,605	Series C, Rev., VRDO, AGM, 0.260%, 09/07/11	35,605

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	51

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Washington — Continued
21,180	Series D, Rev., VRDO, AGM, 0.120%, 09/01/11	21,180
6,770	Washington Health Care Facilities Authority, Southwest Washington Medical Center, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.230%, 09/07/11	6,770
11,000	Washington State Housing Finance Commission, Series PA-1430-R, Rev., VRDO, GNMA/FNMA/FHLMC, 0.340%, 09/07/11	11,000
4,300	Washington State Housing Finance Commission, Bush School Project, Rev., VRDO, LOC: Bank of America N.A., 0.210%, 09/07/11	4,300
2,935	Washington State Housing Finance Commission, Franke Tobey Jones Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.210%, 09/07/11	2,935
2,545	Washington State Housing Finance Commission, Multi-Family Housing, Granite Falls Assisted Living Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.220%, 09/07/11	2,545
280	Washington State Housing Finance Commission, Multi-Family Housing, JATC Educational Development Trust Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.120%, 09/01/11	280
13,600	Washington State Housing Finance Commission, Multi-Family Housing, Mallard Lakes Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.230%, 09/07/11	13,600
8,000	Washington State Housing Finance Commission, Seattle County Day School, Rev., VRDO, LOC: Bank of America N.A., 0.180%, 09/07/11	8,000
12,685	Washington State Housing Finance Commission, Single Family Housing, Single Family Program, Series 1A, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, 0.220%, 09/07/11	12,685
4,640	Washington State Housing Finance Commission, Spokane Community College Foundation, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.380%, 09/07/11	4,640
15,410	Washington State Housing Finance Commission, St. Thomas School Project, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.210%, 09/07/11	15,410
14,005	Washington State Housing Finance Commission, YMCA Snohomish County Project, Rev., VRDO, LOC: Bank of America N.A., 0.180%, 09/01/11	14,005
20,450	Wells Fargo Stage Trust, Series 35-C, Rev., VRDO, LIQ: Wells Fargo & Co., 0.200%, 09/07/11 (e)	20,450

		511,020

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	West Virginia — 0.3%
15,390	Eclipse Funding Trust, Solar Eclipse, Various States, Series 2006-0050, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.190%, 09/07/11	15,390
19,265	Eclipse Funding Trust, Solar Eclipse, West Virginia, Series 2006-0132, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	19,265
12,400	West Virginia Hospital Finance Authority, United Health System, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.170%, 09/01/11	12,400

		47,055

	Wisconsin — 2.0%
64,000	Madison Metropolitan School District, Rev., TRAN, 1.500%, 09/02/11	64,002
91,200	Puttable Floating Option Tax-Exempt Receipts, Series MT-628, Rev., VRDO, NATL-RE, LIQ: Merrill Lynch International Bank Ltd., 0.370%, 09/07/11 (e)	91,200
19,940	Wells Fargo Stage Trust, Series 2009-10C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.200%, 09/07/11 (e)	19,940
	Wisconsin Health & Educational Facilities Authority,
19,260	Series 3114, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.210%, 09/07/11 (e)	19,260
24,715	Series PT-761, Rev., VRDO, NATL-RE, 0.320%, 09/07/11	24,715
11,440	Wisconsin Health & Educational Facilities Authority, Capital Lakes, Inc., Series A, Rev., VRDO, LOC: KBC Bank N.V., 0.190%, 09/07/11	11,440
	Wisconsin Health & Educational Facilities Authority, Foedtert & Community Health,
14,900	Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.150%, 09/07/11	14,900
2,000	Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.100%, 09/01/11	2,000
76,650	Wisconsin Health & Educational Facilities Authority, Hospital Sister’s Services, Inc., Series B-1, Rev., VRDO, AGM, 0.260%, 09/07/11	76,650
	Wisconsin Housing & EDA,
37,190	Series A, Rev., VRDO, 0.170%, 09/07/11	37,190
3,765	Series D, Rev., VRDO, LOC: FNMA, 0.180%, 09/07/11	3,765
11,980	Series E, Rev., VRDO, AMT, 0.300%, 09/07/11	11,980

		377,042

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Wyoming — 0.2%
	Lincoln County, PCR, Exxon Project,
6,000	Series A, Rev., VRDO, 0.050%, 09/01/11	6,000
1,600	Series B, Rev., VRDO, 0.060%, 09/01/11	1,600
12,600	Platte County, PCR, Series A, Rev., VRDO, LOC: National Rural Utility Financing, 0.260%, 09/01/11	12,600
4,955	Wyoming Community Development Authority, Series PA-1452-R, Rev., VRDO, 0.340%, 09/07/11	4,955
10,000	Wyoming Community Development Authority, Single-Family Mortgage, Series A, Rev., VRDO, 0.210%, 09/07/11	10,000

		35,155

	Total Municipal Bond (Cost $17,742,813)	17,742,813

Municipal Commercial Paper — 1.9% (n)
	California — 0.1%
22,500	California Statewide Communities Development Authority, 0.360%, 03/05/12	22,500

	Florida — 0.2%
40,000	Gainesville Florida Utility Systems, 0.250%, 09/06/11	40,000

	Massachusetts — 0.2%
45,600	Massachusetts Water Resources Authority, 0.250%, 09/19/11	45,600

	Minnesota — 0.1%
18,250	Regents of the University of Minnesota, 0.320%, 10/04/11	18,250

	Missouri — 0.6%
102,421	Missouri Development Finance Board, 0.200%, 09/06/11	102,421

	New York — 0.1%
25,000	Metropolitan Transportation Authority, 0.300%, 09/07/11	25,000

	Tennessee — 0.4%
	Metropolitan Government Nashville & Davidson County,
49,205	0.290%, 01/04/12	49,205
30,000	0.300%, 10/25/11	30,000

		79,205

	Texas — 0.2%
	City of Garland,
5,000	0.240%, 10/17/11	5,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Texas — Continued
28,000	0.270%, 10/17/11	28,000

		33,000

	Total Municipal Commercial Paper (Cost $365,976)	365,976

Repurchase Agreement — 1.1%
200,000	Barclays Capital, Inc., 0.060%, dated 08/31/11, due 09/01/11, repurchase price $200,000, collateralized by U.S. Treasury Securities with a value of $204,000	200,000

Shares
Variable Rate Demand Preferred Shares — 4.0%
45,000	BlackRock MuniHoldings Investment Quality Fund, Inc., LIQ: Bank of America N.A., 0.360%, 09/07/11 # (e)	45,000
6,200	BlackRock MuniYield Arizona Fund, Inc., LIQ: Citibank N.A., 0.380%, 09/07/11 # (e)	6,200
15,000	BlackRock MuniYield California Fund, Inc., LIQ: Citibank N.A., 0.380%, 09/07/11 # (e)	15,000
15,200	BlackRock MuniYield Investment Fund, Inc., LIQ: Citibank N.A., 0.380%, 09/07/11 # (e)	15,200
16,000	BlackRock MuniYield New Jersey Fund, Inc., LIQ: Citibank N.A., 0.380%, 09/07/11 # (e)	16,000
25,000	BlackRock MuniYield New Jersey Quality Fund, Inc., LIQ: Bank of America N.A., 0.360%, 09/07/11 # (e)	25,000
33,000	BlackRock MuniYield New York Quality Fund, Inc., LIQ: Citibank N.A., 0.360%, 09/07/11 # (e)	33,000
58,200	BlackRock MuniYield Quality Fund III, Inc.,LIQ: Citibank N.A., 0.380%, 09/07/11 # (e)	58,200
29,300	Nuveen California Dividend Advantage Municipal Fund, Inc., LIQ: Morgan Stanley Bank, 0.037%, 09/07/11 # (e)	29,300
35,000	Nuveen Insured California Dividend Advantage Municipal Fund, Inc., LIQ: Morgan Stanley Bank, 0.370%, 09/07/11 (e)	35,000
130,000	Nuveen Insured Municipal Opportunity Fund, Inc., LIQ: Citibank N.A., 0.380%, 09/07/11 # (e)	130,000
39,000	Nuveen Investment Quality Municipal Fund, Inc., LIQ: Barclays Bank plc., 0.380%, 09/07/11 # (e)	39,000
94,500	Nuveen Municipal Market Opportunity Fund, Inc., LIQ: Deutsche Bank AG, 0.400%, 09/07/11 # (e)	94,500
31,000	Nuveen New York Select Quality Municipal Fund, Inc., LIQ: Citibank N.A., 0.360%, 09/07/11 # (e)	31,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	53

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

Shares	SECURITY DESCRIPTION	VALUE($)

Variable Rate Demand Preferred Shares — Continued
25,000	Nuveen New Jersey Investment Quality Municipal Fund, LIQ: Citibank N.A., 0.380%, 09/07/11 # (e)	25,000
17,500	Nuveen Pennsylvania Investment Quality Municipal Fund, LIQ: Citibank N.A., 0.380%, 09/07/11 # (e)	17,500
40,000	Nuveen Premier Income Municipal Fund 2, Inc., LIQ: Barclays Bank plc., 0.380%, 09/07/11 # (e)	40,000
38,000	Nuveen Premier Municipal Income Fund, Inc., LIQ: Barclays Bank plc., 0.380%, 09/07/11 # (e)	38,000
35,000	Nuveen Select Quality Municipal Fund, Inc., LIQ: Barclays Bank plc., 0.380%, 09/07/11 # (e)	35,000
	Total Variable Rate Demand Preferred Shares (Cost $727,900)	727,900

	Total Investments — 103.0% (Cost $19,036,689)*	19,036,689
	Liabilities in Excess of Other Assets — (3.0)%	(559,477)

	NET ASSETS — 100.0%	$18,477,212

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

Commercial Paper — 4.9% (n)
	California — 1.8%
35,000	California Statewide Communities Development Authority, 0.300%, 02/16/12	35,000
20,000	State of California, 0.280%, 09/06/11	20,000

		55,000

	Florida — 0.7%
22,000	Gainesville Utility Systems, 0.250%, 09/06/11	22,000

	Indiana — 1.8%
58,000	State of Indiana, 0.400%, 11/04/11	58,000

	Massachusetts — 0.6%
19,400	Massachusetts Water Resources Authority, 0.300%, 11/18/11	19,400

	Total Commercial Paper (Cost $154,400)	154,400

Daily Demand Notes — 8.8%
	California — 0.3%
9,423	City of Irvine, Improvement Bond Act of 1915, District No. 04-20, Special Assessment, Series A, VRDO, LOC: KBC Bank N.V., 0.230%, 09/01/11	9,423

	Florida — 0.6%
6,535	Collier County Educational Facilities Authority, Limited Obligation, Ave Maria University, Rev., VRDO, LOC: Comerica Bank, 0.210%, 09/01/11	6,535
10,875	Sarasota County Public Hospital District, Sarasota Memorial Hospital, Series A, Rev., VRDO, LOC: Northern Trust Co., 0.090%, 09/01/11	10,875

		17,410

	Massachusetts — 1.6%
50,000	Commonwealth of Massachusetts, Central Artery, Series A, GO, VRDO, 0.190%, 09/01/11	50,000

	Michigan — 4.9%
	Michigan State Housing Development Authority, Rental Housing,
67,210	Series A, Rev., VRDO, AMT, AGM, 0.800%, 09/01/11	67,210
26,985	Series A, Rev., VRDO, AMT, AGM, 0.800%, 09/01/11	26,985
59,730	Series C, Rev., VRDO, AMT, AGM, 0.800%, 09/01/11	59,730
2,400	University of Michigan, Hospital, Series A-2, Rev., VRDO, 0.060%, 09/01/11	2,400

		156,325

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — 0.5%
	New York City, Fiscal 2008,
10,000	Subseries J-6, GO, VRDO, LOC: Landesbank Hessen-Thuringen, 0.250%, 09/01/11	10,000
5,550	Subseries J-8, GO, VRDO, LOC: Landesbank Baden-Wuerttemberg, 0.240%, 09/01/11	5,550

		15,550

	Ohio — 0.2%
2,000	County of Cuyahoga, Cleveland Clinic, Subseries B1, Rev., VRDO, 0.090%, 09/01/11	2,000
2,915	Ohio State Higher Educational Facility Commission, Case Western Reserve University, Series A, Rev., VRDO, 0.180%, 09/01/11	2,915
1,700	Ohio State Water Development Authority, Pollution Control, First Energy Nuclear Project, Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.120%, 09/01/11	1,700
600	Ohio State Water Development Authority, Pollution Control, FirstEnergy, Series C, Rev., VRDO, LOC: UBS AG, 0.100%, 09/01/11	600

		7,215

	Oklahoma — 0.5%
15,000	Oklahoma State Capital Improvement Authority, Higher Education, Series D2, Rev., VRDO, 0.180%, 09/01/11	15,000

	Texas — 0.2%
7,735	San Gabriel Industrial Development Corp., Airborn, Inc. Project, Rev., VRDO, LOC: Comerica Bank, 0.210%, 09/01/11	7,735

	Total Daily Demand Notes (Cost $278,658)	278,658

Municipal Bonds — 10.1%
	California — 1.6%
49,600	Abag Finance Authority for Nonprofit Corps., Multi-Family Housing, Paragon Apartments, Rev., VAR, 5.125%, 04/01/12 (m) (p)	50,916

	District of Columbia — 0.3%
10,000	District of Columbia, GO, TRAN, 2.000%, 09/30/11	10,013

	Florida — 0.3%
9,965	City of Tampa, Utility Tax & Special Revenue, Tax Allocation, AMBAC, 6.750%, 10/01/11	10,015

	Michigan — 1.3%
40,000	State of Michigan, Series A, GO, 2.000%, 09/30/11	40,050

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	55

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	New Hampshire — 0.8%
9,980	County of Carroll, GO, TAN, 2.000%, 12/30/11	10,016
14,000	County of Cheshire, GO, TAN, 1.500%, 12/30/11	14,033

		24,049

	New Jersey — 2.5%
18,360	Township of Livingston, GO, BAN, 1.500%, 02/02/12	18,425
34,360	Township of Monroe, Middlesex County, GO, BAN, 2.000%, 02/07/12	34,523
8,000	Township of Pennsauken, GO, TAN, 1.000%, 09/19/11	8,001
17,965	Township of South Orange Village, Series A, GO, BAN, 2.000%, 01/31/12	18,069

		79,018

	New York — 2.4%
14,880	Altmar-Parish-Williamstown Central School District, GO, BAN, 1.750%, 07/13/12	14,975
10,850	Downsville Central School District, GO, BAN, 1.750%, 06/29/12	10,939
6,250	East Islip Union Free School District, GO, TAN, 1.500%, 06/29/12	6,283
17,720	Ilion Central School District, GO, BAN, 1.350%, 06/29/12	17,738
11,730	South Jefferson Central School District, GO, BAN, 2.000%, 06/22/12	11,810
13,600	Town of Oyster Bay, GO, BAN, 1.000%, 11/18/11	13,615

		75,360

	Ohio — 0.5%
16,000	City of Marysville, Waste Water Treatment System, GO, 1.125%, 05/31/12	16,056

	Pennsylvania — 0.3%
10,750	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 111, Rev., 0.450%, 09/22/11	10,750

	Wisconsin — 0.1%
2,000	Pewaukee School District, Rev., BAN, 1.250%, 12/01/11	2,002

	Total Municipal Bonds (Cost $318,229)	318,229

Weekly Demand Notes — 64.2%
	Alabama — 0.8%
25,000	Lower Alabama Gas District, Series A, Rev., VRDO, LIQ: Societe Generale, 1.350%, 09/07/11	25,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — 2.3%
15,000	California Pollution Control Financing Authority, Sanger Project, Series A, Rev., VRDO, LOC: National Bank of Canada, 0.200%, 09/07/11	15,000
21,455	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust, Series 2001-1, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.250%, 09/07/11	21,455
	Wells Fargo Stage Trust, Floater Certificates,
15,905	Series 15-C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.240%, 09/07/11 (e)	15,905
21,220	Series 49C, GO, VRDO, AGC, LIQ: Wells Fargo Bank N.A., 0.240%, 09/07/11 (e)	21,220

		73,580

	Colorado — 3.9%
	Colorado Housing & Finance Authority, Single Family Mortgage,
23,000	Series A-3, Class 1, Rev., VRDO, AMT, 0.230%, 09/07/11	23,000
50,000	Series B-3, Class II, Rev., VRDO, AMT, 0.230%, 09/07/11	50,000
	Denver City & County, Airport,
7,800	Series C, Rev., VRDO, LOC: Lloyds TSB Bank plc, 0.220%, 09/07/11	7,800
13,725	Series F, Rev., VRDO, LOC: Lloyds TSB Bank plc, 0.220%, 09/07/11	13,725
	Deutsche Bank Spears/Lifers Trust Various States,
8,060	Series DBE-510, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.260%, 09/07/11	8,060
21,215	Series DBE-647, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.260%, 09/07/11	21,215

		123,800

	Connecticut — 2.5%
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program,
7,585	Series B-3, Rev., VRDO, AMT, AMBAC, 0.380%, 09/07/11	7,585
70,980	Series C-2, Rev., VRDO, AMT, 0.400%, 09/07/11	70,980

		78,565

	Florida — 2.8%
17,800	Collier County IDA, Allete, Inc. Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.240%, 09/07/11	17,800
15,775	Florida Housing Finance Corp., Boynton Bay Apartments, Multi-Family Housing, Rev., VRDO, LOC: Citibank N.A., 0.260%, 09/07/11	15,775

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — Continued
	Florida — Continued
6,905	Manatee County Housing Finance Authority, Centre Court Apartments Project, Series A, Rev., VRDO, LOC: Suntrust Bank, 0.220%, 09/07/11	6,905
13,460	Orlando Utilities Commission, Window, Series A, Rev., VRDO, 0.320%, 03/28/12	13,460
4,255	Palm Beach County Housing Development Corp., Multi-Family Housing, Caribbean Villas, Rev., VRDO, FNMA, LIQ: FNMA, 0.240%, 09/07/11	4,255
20,000	Pinellas County Health Facilities Authority, Health System Baycare, Series B-2, Rev., VRDO, AGM, 0.270%, 09/07/11	20,000
11,270	Sumter County IDA, American Cement Co. Project, Rev., VRDO, LOC: Bank of America N.A., 0.410%, 09/07/11	11,270

		89,465

	Georgia — 0.9%
20,330	Fulton County Development Authority, FlightSafety International, Inc. Project, Series B, Rev., VRDO, 0.170%, 09/07/11	20,330
8,045	Lehman Municipal Trust Receipts, Various States, Gwinnett County Housing, Series 06-K72, Rev., VRDO, FNMA, LIQ: Citibank N.A., 0.270%, 09/07/11	8,045

		28,375

	Illinois — 2.2%
10,000	Illinois Finance Authority, 700 Hickory Hills Drive LLC, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 09/07/11	10,000
10,000	Illinois State Toll Highway Authority, Series B, Rev., VRDO, AGM, 0.380%, 09/07/11	10,000
17,500	Metropolitan Pier & Exposition Authority, Series SG-165, Rev., VRDO, LIQ: Societe Generale, 0.830%, 09/07/11	17,500
18,375	Puttable Floating Option Tax-Exempt Receipts, Series PT-4702, Rev., VRDO, LIQ: Merrill Lynch International Bank Ltd., 0.320%, 09/07/11 (e)	18,375
4,800	Village of Carol Stream, Multi-Family Housing, St. Charles Square, Rev., VRDO, FNMA, LIQ: FNMA, 0.190%, 09/07/11	4,800
1,030	Will & Kankakee Counties Regional Development Authority, JRS Realty Association LLC Project, Series A, Rev., VRDO, LOC: PNC Bank N.A., 0.260%, 09/07/11	1,030
7,300	Will County, BASF Corp. Project, Rev., VRDO, 0.320%, 09/07/11	7,300

		69,005

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Indiana — 0.1%
4,100	Indiana Finance Authority, Four-Leaf Clover Dairy LLC, Rev., VRDO, LOC: Lasalle Bank N.A., 0.480%, 09/07/11	4,100

	Kansas — 0.9%
26,000	City of Wichita, FlightSafety, Rev., VRDO, 0.170%, 09/07/11	26,000
2,335	City of Wichita, FlightSafety International, Inc., Rev., VRDO, 0.170%, 09/07/11	2,335

		28,335

	Kentucky — 0.9%
17,900	Kenton County Airport Board, Flight Safety International, Inc., Series A, Rev., VRDO, 0.170%, 09/07/11	17,900
12,000	Wells Fargo Stage Trust, Floater Certificates, Series 66C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.200%, 09/07/11 (e)	12,000

		29,900

	Louisiana — 0.3%
4,600	Ascension Parish, BASF Corp. Project, Rev., VRDO, 0.320%, 09/07/11	4,600
4,730	East Baton Rouge Parish Industrial Development Board, Inc., Georgia-Pacific Corp. Project, Rev., VRDO, LOC: BNP Paribas, 0.240%, 09/07/11	4,730

		9,330

	Maine — 0.6%
17,700	Maine State Housing Authority, Series G, Rev., VRDO, AMT, 0.240%, 09/07/11	17,700

	Maryland — 0.7%
5,290	Austin Trust, Various States, Series 2007-1023, Rev., VRDO, LIQ: Bank of America N.A., 0.340%, 09/07/11	5,290
15,735	Wells Fargo Stage Trust, Multi-Family Housing, Series 32-C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.250%, 09/07/11 (e)	15,735

		21,025

	Massachusetts — 1.8%
16,050	Massachusetts Bay Transportation Authority, Series A, Rev., VRDO, 0.300%, 03/28/12	16,050
27,540	Massachusetts Housing Finance Agency, Series 2970, Rev., VRDO, AGM, LIQ: Morgan Stanley Bank, 0.240%, 09/07/11 (e)	27,540
14,600	University of Massachusetts Building Authority, Senior, Series 2, Rev., VRDO, 0.300%, 09/07/11	14,600

		58,190

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	57

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — Continued
	Michigan — 6.4%
4,100	Austin Trust, Various States, Series 2008-1096, GO, VRDO, NATL-RE, Q-SBLF, LIQ: Bank of America N.A., 0.300%, 09/07/11	4,100
	Detroit City School District,
10,000	Series ROCS-RR-II-R-11784, GO, VRDO, AGM, Q-SBLF, LIQ: Citibank N.A., 0.260%, 09/07/11 (e)	10,000
800	Series ROCS-RR-II-R-12251, GO, VRDO, BHAC-CR, AGM-CR, FGIC, Q-SBLF, 0.210%, 09/07/11 (e)	800
7,660	Holt Public Schools, GO, VRDO, Q-SBLF, 0.380%, 09/07/11	7,660
1,725	Michigan State Hospital Finance Authority, Series ROCS-RR-II-R-11869, Rev., VRDO, LIQ: Citibank N.A., 0.210%, 09/07/11 (e)	1,725
	Michigan State Hospital Finance Authority, Ascension Health Senior Credit,
1,000	Rev., VRDO, 0.300%, 03/28/12	1,000
21,200	Rev., VRDO, 0.300%, 03/28/12	21,200
16,800	Michigan State Housing Development Authority, Series E, Rev., VRDO, AMT, 0.400%, 09/07/11	16,800
27,590	Michigan State Housing Development Authority, Multi-Family Housing, Series C, Rev., VRDO, AMT, 0.200%, 09/07/11	27,590
3,760	Michigan State Housing Development Authority, Multi-Family Housing, Courtyards of Taylor, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.220%, 09/07/11	3,760
	Michigan State Housing Development Authority, Rental Housing,
25,000	Series A, Rev., VRDO, AMT, 0.400%, 09/07/11	25,000
5,000	Series C, Rev., VRDO, AMT, 0.170%, 09/07/11	5,000
230	Milan Area Schools, GO, VRDO, Q-SBLF, LOC: Landesbank Hessen-Thuringen, 0.380%, 09/07/11	230
2,450	Oakland County Economic Development Corp., Exhibit Enterprises, Inc. Project, Rev., VRDO, LOC: Comerica Bank, 0.360%, 09/07/11	2,450
	Puttable Floating Option Tax-Exempt Receipts,
10,860	Series MT-617, Rev., VRDO, AGM, LIQ: Merrill Lynch International Bank Ltd., 0.500%, 09/07/11	10,860
14,115	Series PT-4697, GO, VRDO, AGM, Q-SBLF, LIQ: Merrill Lynch International Bank Ltd., 0.270%, 09/07/11 (e)	14,115
4,630	Series PT-4701, Rev., VRDO, LIQ: Bank of America N.A., 0.270%, 09/07/11 (e)	4,630

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Michigan — Continued
	RBC Municipal Products, Inc. Trust, Floater Certificates,
20,580	Series L-26, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.270%, 09/07/11	20,580
18,750	Series L-29, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.270%, 09/07/11	18,750
4,810	Wells Fargo Stage Trust, Floater Certificates, Series 33C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.200%, 09/07/11 (e)	4,810

		201,060

	Minnesota — 0.2%
5,785	Minnesota Housing Finance Agency, MERLOTS, Series C-44, Rev., VRDO, 0.230%, 09/07/11	5,785

	Missouri — 0.1%
4,625	Lehman Municipal Trust Receipts, Various States, St. Louis, Series 06-K50, Rev., VRDO, GNMA COLL, FHA, LIQ: Citibank N.A., 0.270%, 09/07/11	4,625

	Montana — 0.4%
11,975	Montana Board of Housing, MERLOTS, Series C-41, Rev., VRDO, 0.230%, 09/07/11	11,975

	Nevada — 2.4%
43,105	Clark County, Airport, Series A, GO, VRDO, AMT, 0.300%, 09/07/11	43,105
31,350	Clark County, Airport, Sub Lien, Series C-3, Rev., VRDO, AMT, LOC: Landesbank Baden-Wuerttemberg, 0.330%, 09/07/11	31,350

		74,455

	New Jersey — 1.3%
12,195	New Jersey EDA, Series 3008, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.280%, 09/07/11 (e)	12,195
6,955	New Jersey EDA, Accurate Box Co., Inc. Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.290%, 09/07/11	6,955
21,875	New Jersey State Housing & Mortgage Finance Agency, Single Family Housing, Series V, Rev., VRDO, AMT, 0.400%, 09/07/11	21,875

		41,025

	New Mexico — 0.5%
	New Mexico Educational Assistance Foundation, Educational Loans,
7,850	Series A-1, Rev., VRDO, LOC: Royal Bank of Canada, 0.200%, 09/07/11	7,850
7,100	Series A-2, Rev., VRDO, AMT, LOC: Royal Bank of Canada, 0.200%, 09/07/11	7,100

		14,950

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — Continued
	New York — 8.1%
20,000	New York City Housing Development Corp., Multi-Family Housing, Mortgage Related, Series A, Rev., VRDO, AMT, LOC: Landesbank Baden-Wuerttemberg, 0.450%, 09/07/11	20,000
17,200	New York State Housing Finance Agency, 188 Ludlow Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.450%, 09/07/11	17,200
20,000	New York State Housing Finance Agency, 250 West 93rd Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.240%, 09/07/11	20,000
22,500	New York State Housing Finance Agency, 350 West 43rd Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.400%, 09/07/11	22,500
20,000	New York State Housing Finance Agency, 42nd & 10th, Series A, Rev., VRDO, LOC: Landesbank Baden-Wuerttemberg, 0.450%, 09/07/11	20,000
101,850	New York State Housing Finance Agency, 455 West 37th Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.400%, 09/07/11	101,850
36,900	New York State Housing Finance Agency, Multi-Family Housing, 505 West 37th Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.350%, 09/07/11	36,900
	Puttable Floating Option Tax-Exempt Receipts,
16,020	Series MT-672, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.300%, 09/07/11 (e)	16,020

		254,470

	North Carolina — 1.9%
12,925	City of Raleigh, Rev., VRDO, 0.310%, 03/28/12	12,925
7,665	Mecklenburg County Industrial Facilities & Pollution Control Financing Authority, Ferguson Supply & Box Manufacturing Co., Rev., VRDO, LOC: Bank of America N.A., 0.400%, 09/07/11	7,665
28,565	North Carolina Housing Finance Agency, MERLOTS, Series B-12, Rev., VRDO, 0.230%, 09/07/11 (e)	28,565
12,000	North Carolina Medical Care Commission, Cone Health, Series B, Rev., VRDO, 0.330%, 03/28/12	12,000

		61,155

	Ohio — 3.2%
2,215	Austin Trust, Various States, Series 2008-3310, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.270%, 09/07/11	2,215

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Ohio — Continued
2,600	City of Sharonville, Edgcomb Metals Co. Project, IDR, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.340%, 09/07/11	2,600
685	Columbus Regional Airport Authority, Capital Funding, OASBO Program, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.210%, 09/07/11	685
33,975	County of Cuyahoga, Series MT-263, Rev., VRDO, NATL-RE, LIQ: Bank of America N.A., 0.350%, 09/07/11	33,975
	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities,
3,000	Series B, Rev., VRDO, AMT, GNMA/FNMA, 0.350%, 09/07/11	3,000
1,050	Series C, Rev., VRDO, AMT, GNMA COLL, 0.190%, 09/07/11	1,050
22,100	Series D, Rev., VRDO, AMT, 0.220%, 09/07/11	22,100
400	Series E, Rev., VRDO, AMT, 0.320%, 09/07/11	400
14,450	Series E, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, 0.190%, 09/07/11	14,450
	Puttable Floating Option Tax-Exempt Receipts,
19,500	Series MT-667, Rev., VRDO, LIQ: Bank of America N.A., 0.300%, 09/07/11 (e)	19,500
1,330	Toledo-Lucas County Port Authority, FlightSafety, Series 1, Rev., VRDO, 0.170%, 09/07/11	1,330
730	Wells Fargo Stage Trust, Floater Certificates, Series 56C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.200%, 09/07/11 (e)	730

		102,035

	Oregon — 1.6%
14,000	Oregon State Department of Administrative Services, Series ROCS-RR-II-R-11742, COP, VRDO, NATL-RE, FGIC, LIQ: Citibank N.A., 0.210%, 09/07/11 (e)	14,000
25,000	Oregon State Housing & Community Services Department, Single Family Mortgage Program, Series C, Rev., VRDO, 0.370%, 09/07/11	25,000
11,855	Wells Fargo Stage Trust, Floater Certificates, Series 57C, GO, VRDO, LIQ: Wells Fargo Bank N.A., 0.200%, 09/07/11 (e)	11,855

		50,855

	Other Territories — 5.8%
2,870	Deutsche Bank Spears/Lifers Trust Various States, Series DBE-1010, Rev., VRDO, LIQ: Deutsche Bank AG, 0.200%, 09/07/11 (e)	2,870
15,485	Eagle Tax-Exempt Trust, Rev., VRDO, FHLMC COLL, LIQ: FHLB, 0.270%, 09/07/11	15,485

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	59

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — Continued
	Other Territories — Continued
	Federal Home Loan Mortgage Corp., Multi-Family Housing,
9,475	Series M015, Class A, Rev., VRDO, FHLMC, 0.270%, 09/07/11	9,475
50,615	Series M017, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.270%, 09/07/11	50,615
18,150	Series M023, Class A, Rev., VRDO, FHLMC, 0.260%, 09/07/11	18,150
18,460	Series M026, Class A, Rev., VRDO, LIQ: FHLMC, 0.300%, 09/07/11	18,460
	Puttable Floating Option Tax-Exempt Receipts,
25,980	Series PPT-1006, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.310%, 09/07/11	25,980
26,155	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust, Series 2001-2, Class A, Rev., VAR, LIQ: FHLMC, 0.330%, 09/07/11	26,155
15,590	SunAmerica Trust, Various States, Series 2, Class A, Rev., VRDO, FHLMC, LOC: FHLMC, 0.270%, 09/07/11	15,590

		182,780

	Pennsylvania — 1.8%
14,120	Adams County IDA, Gettysburg Foundation Facility, Series A, Rev., VRDO, LOC: Manufacturers and Traders, 0.260%, 09/07/11	14,120
11,195	Butler County General Authority, Canon McMillan School District Project, GO, VRDO, AGC, 0.280%, 09/07/11	11,195
9,525	North Huntingdon Township Municipal Authority, Rev., VRDO, AGM, 0.300%, 09/07/11	9,525
11,600	RBC Municipal Products, Inc. Trust, Floater Certificates, Series E-22, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.210%, 09/07/11 (e)	11,600
4,350	Shaler Area School District, GO, VRDO, AGM, 0.240%, 09/07/11	4,350
7,440	Wells Fargo Stage Trust, Floater Certificates, Series 58C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.200%, 09/07/11 (e)	7,440

		58,230

	South Carolina — 0.2%
5,700	Cherokee County, Oshkosh Truck Project, Rev., VRDO, LOC: Bank of America N.A., 0.500%, 09/07/11	5,700

	South Dakota — 0.3%
11,070	Puttable Floating Option Tax-Exempt Receipts, Series PT-4491, GO, VRDO, LIQ: Merrill Lynch Capital Services, 0.470%, 09/07/11	11,070

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Tennessee — 0.3%
9,000	Jackson Industrial Development Board, General Cable Corp. Project, Rev., VRDO, LOC: PNC Bank N.A., 0.250%, 09/07/11	9,000

	Texas — 2.5%
16,800	Dallas-Fort Worth International Airport Facilities Improvement Corp., FlightSafety Project, Rev., VRDO, 0.170%, 09/07/11	16,800
5,200	Port Freeport, Multi-Mode, BASF Corp., Rev., VRDO, 0.320%, 09/07/11	5,200
11,470	Puttable Floating Option Tax-Exempt Receipts, Series PT-4591, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.310%, 09/07/11	11,470
8,885	Southeast Texas Housing Finance Corp., Multi-Family Housing, Series ROCS-RR-II-R-13019CE, Rev., VRDO, LIQ: Citigroup Financial Products, 0.810%, 09/07/11	8,885
10,820	State of Texas, Veterans Housing Assistance Fund, Series A, GO, VRDO, 0.240%, 09/07/11	10,820
12,500	Tarrant County Cultural Education Facilities Finance Corp., Baylor Health Care, Series B, Rev., VRDO, 0.340%, 03/28/12	12,500
6,185	Texas Department of Housing & Community Affairs, Multi-Family Housing, Timber Point Apartments, Series A-1, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.190%, 09/07/11	6,185
5,650	Wells Fargo Stage Trust, Floater Certificates, Series 55C, GO, VRDO, PSF-GTD, LIQ: Wells Fargo Bank N.A., 0.200%, 09/07/11 (e)	5,650

		77,510

	Virginia — 2.4%
12,000	Fairfax County IDA, Inova Health System Project, Rev., VRDO, 0.330%, 03/28/12	12,000
	Norfolk EDA, Sentra Healthcare,
20,155	Rev., VRDO, 0.330%, 03/28/12	20,155
	Virginia Housing Development Authority, MERLOTS,
11,385	Series B-16, Rev., VRDO, 0.230%, 09/07/11	11,385
19,995	Series B-18, Rev., VRDO, 0.230%, 09/07/11	19,995
12,750	Series C-42, Rev., VRDO, 0.230%, 09/07/11	12,750

		76,285

	Washington — 0.5%
7,200	Washington Economic Development Finance Authority, Specialty Chemical Products, Rev., VRDO, LOC: Bank of America N.A., 0.330%, 09/07/11	7,200

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — Continued
	Washington — Continued
9,985	Washington State Housing Finance Commission, Barkley Ridge Apartments Project, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.200%, 09/07/11	9,985

		17,185

	West Virginia — 0.2%
4,790	Marshall County IDR, Warren Distribution, Inc., Rev., VRDO, LOC: Bank of America N.A., 0.430%, 09/07/11	4,790

	Wisconsin — 3.4%
16,795	Wells Fargo Stage Trust, Series 2009-2C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.250%, 09/07/11 (e)	16,795
	Wisconsin Housing & EDA,
3,095	Series 2995, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.250%, 09/07/11 (e)	3,095
9,550	Series A, Rev., VRDO, 0.200%, 09/07/11	9,550
8,600	Series A, Rev., VRDO, 0.230%, 09/07/11	8,600
16,500	Series C, Rev., VRDO, 0.230%, 09/07/11	16,500
40,075	Series C, Rev., VRDO, 0.380%, 09/07/11	40,075
13,640	Series ROCS-RR-II-R-11522, Rev., VRDO, LIQ: Citibank N.A., 0.270%, 09/07/11	13,640

		108,255

	Total Weekly Demand Notes (Cost $2,029,565)	2,029,565

Shares
Variable Rate Demand Preferred Shares — 11.9%
42,500	BlackRock MuniYield Fund, Inc., LIQ: Bank of America N.A., 0.360%, 09/07/11 # (e)	42,500
29,100	BlackRock MuniYield Michigan Quality Fund, Inc., LIQ: Citibank N.A., 0.380%, 09/07/11 # (e)	29,100
13,500	BlackRock MuniYield Michigan Quality Funds II, Inc., LIQ: Citibank N.A., 0.380%, 09/07/11 # (e)	13,500
35,400	BlackRock MuniYield New Jersey Quality Fund, Inc., LIQ: Bank of America N.A., 0.360%, 09/07/11 # (e)	35,400
27,500	BlackRock MuniYield New York Quality Fund, Inc., LIQ: Bank of America N.A., 0.360%, 09/07/11 # (e)	27,500

Shares	SECURITY DESCRIPTION	VALUE($)

12,500	BlackRock MuniYield Pennsylvania Quality Fund, Inc., LIQ: Citibank N.A., 0.380%, 09/07/11 # (e)	12,500
20,000	Nuveen California Quality Income Fund, Inc., LIQ: Citibank N.A., 0.360%, 09/07/11 # (e)	20,000
26,000	Nuveen California Select Quality Municipal Fund, Inc., LIQ: Citibank N.A., 0.360%, 09/07/11 # (e)	26,000
15,000	Nuveen Insured California Dividend Advantage Municipal Fund, Inc., LIQ: Morgan Stanley Bank, 0.370%, 09/07/11 # (e)	15,000
20,000	Nuveen Insured California Premium Income Municipal Fund, Inc., LIQ: Citibank N.A., 0.360%, 09/07/11 # (e)	20,000
20,000	Nuveen Insured Municipal Opportunity Fund, Inc., LIQ: Citibank N.A., 0.380%, 09/07/11 # (e)	20,000
20,000	Nuveen Municipal Market Opportunity Fund, Inc., LIQ: Deutsche Bank., 0.400%, 09/07/11 # (e)	20,000
14,600	Nuveen New Jersey Premium Income Municipal Fund, Inc., LIQ: Citibank N.A., 0.380%, 09/07/11 # (e)	14,600
14,000	Nuveen Pennsylvania Premier Income Municipal Fund 2, Inc., LIQ: Citibank N.A., 0.380%, 09/07/11 # (e)	14,000
50,000	Nuveen Premier Income Municipal Fund 2, Inc., LIQ: Barclays Bank plc, 0.380%, 09/07/11 # (e)	50,000
15,000	Nuveen Premier Insured Municipal Income Fund, Inc., LIQ: Citibank N.A., 0.380%, 09/07/11 # (e)	15,000

	Total Variable Rate Demand Preferred Shares (Cost $375,100)	375,100

	Total Investments — 99.9% (Cost $3,155,952)*	3,155,952
	Other Assets in Excess of Liabilities — 0.1%	3,635

	NET ASSETS — 100.0%	$3,159,587

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	61

J.P. Morgan Money Market Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited)

ACES	— Automatically Convertible Securities
AGC	— Insured by Assured Guaranty Corp.
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.†
AMT	— Alternative Minimum Tax
BAN	— Bond Anticipation Note
BHAC	— Insured by Berkshire Hathaway Assurance Corp.
CCRC	— Congregate Care Retirement Center
COLL	— Collateral
COP	— Certificate of Participation
CR	— Custodial Receipts
DN	— Discount Notes
EAGLE	— Earnings of accrual generated on local tax-exempt securities
EDA	— Economic Development Authority
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
IBC	— Insured Bond Certificates
ICC	— Insured Custody Certificates
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MBIA	— Insured by Municipal Bond Insurance Corp.
MERLOTS	— Municipal Exempt Receipts Liquidity Optional Tender
NATL	— Insured by National Public Finance Guarantee Corp.
OASBO	— Ohio Association of School Business Officials
PCR	— Pollution Control Revenue
PSF	— Permanent School Fund
Q-SBLF	— Qualified School Bond Loan Fund

†	Filed for bankruptcy on November 8, 2010.

RE	— Reinsured
Rev.	— Revenue

ROCS	— Reset Option Certificates
SCAGO	— South Carolina Association of Governmental Organizations
TAN	— Tax Anticipation Note
TCRS	— Transferable Custodial Receipts
TRAN	— Tax & Revenue Anticipation Note
VA	— Veterans Administration
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of August 31, 2011.
VRDO	— Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of August 31, 2011.
XLCA	— Insured by XL Capital Assurance
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(i)	— Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(n)	— The rate shown is the effective yield at the date of purchase.
(p)	— Security is prerefunded or escrowed to maturity.
(t)	— The date shown represents the earliest of the next demand date or final maturity date.
*	— The cost of securities is substantially the same for federal income tax purposes.
#	— Variable Rate Demand Preferred Shares of a closed-end investment company which have a weekly demand feature.

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

THIS PAGE IS INTENTIONALLY LEFT BLANK

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	63

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2011 (Unaudited)

(Amounts in thousands, except per share amounts)

	Prime Money Market Fund		Liquid Assets Money Market Fund	U.S. Government Money Market Fund	U.S. Treasury Plus Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$112,906,702		$9,612,661	$41,045,010	$4,981,354
Repurchase agreements, at value	7,291,530		779,170	22,357,546	11,800,000

Total investment securities, at value	120,198,232		10,391,831	63,402,556	16,781,354
Cash	169		—	1	441,410
Receivables:
Fund shares sold	—	(a)	—	1	—
Interest from non-affiliates	51,077		3,333	13,133	9,085

Total Assets	120,249,478		10,395,164	63,415,691	17,231,849

LIABILITIES:
Payables:
Dividends	4,439		148	258	—
Investment securities purchased	2,274,719		362,985	649,785	1,899,993
Accrued liabilities:
Investment advisory fees	7,892		641	2,047	117
Administration Fees	6,808		530	2,488	593
Shareholder servicing fees	4,071		519	908	14
Distribution fees	408		26	7	—
Custodian and accounting fees	1,841		194	787	220
Trustees’ and Chief Compliance Officer’s fees	148		5	121	1
Other	1,110		691	1,350	334

Total Liabilities	2,301,436		365,739	657,751	1,901,272

Net Assets	$117,948,042		$10,029,425	$62,757,940	$15,330,577

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

	Prime Money Market Fund	Liquid Assets Money Market Fund	U.S. Government Money Market Fund	U.S. Treasury Plus Money Market Fund
NET ASSETS:
Paid in capital	$117,946,997	$10,029,660	$62,758,646	$15,330,947
Accumulated distributions in excess of net investment income	(10)	(277)	(728)	(395)
Accumulated net realized gains (losses)	1,055	42	22	25

Total Net Assets	$117,948,042	$10,029,425	$62,757,940	$15,330,577

Net Assets:
Class B	$3,531	$7,670	$—	$505
Class C	16,528	384,953	—	183,862
Agency	10,826,972	215,439	6,748,114	1,780,500
Capital	65,586,856	2,509,346	31,969,249	—
Cash Management	500,131	—	—	—
Direct	1,529,438	—	702,035	1,929,024
Eagle Class	879,926	—	—	—
E*Trade	—	196,445	—	—
Institutional Class	29,186,171	2,553,326	10,429,396	8,607,998
Investor	690,026	540,859	5,351,151	446,379
Morgan	2,817,137	2,977,167	2,561,605	645,117
Premier	2,882,171	185,448	4,296,187	624,972
Reserve	1,588,627	269,206	36,671	1,112,120
Service	1,440,528	189,566	663,532	100

Total	$117,948,042	$10,029,425	$62,757,940	$15,330,577

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class B	3,533	7,671	—	507
Class C	16,528	384,938	—	183,867
Agency	10,826,841	215,446	6,748,063	1,780,398
Capital	65,585,921	2,509,319	31,969,077	—
Cash Management	500,134	—	—	—
Direct	1,529,440	—	702,065	1,929,105
Eagle Class	879,933	—	—	—
E*Trade	—	196,451	—	—
Institutional Class	29,186,631	2,553,352	10,429,671	8,608,162
Investor	690,028	540,873	5,351,659	446,415
Morgan	2,816,742	2,977,127	2,561,476	645,185
Premier	2,881,989	185,434	4,296,380	625,061
Reserve	1,588,602	269,307	36,657	1,112,137
Service	1,440,532	189,573	663,569	100

Net asset value offering and redemption price per share (all classes)	$1.00	$1.00	$1.00	$1.00

Cost of investments in non-affiliates	$112,906,702	$9,612,661	$41,045,010	$4,981,354
Cost of repurchase agreements	7,291,530	779,170	22,357,546	11,800,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	65

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	Federal Money Market Fund	100% U.S. Treasury Securities Money Market Fund	Tax Free Money Market Fund	Municipal Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$5,907,897	$21,566,112	$18,836,689	$3,155,952
Repurchase agreements, at value	—	—	200,000	—

Total investment securities, at value	5,907,897	21,566,112	19,036,689	3,155,952
Cash	—	—	30	2
Receivables:
Fund shares sold	21,475	—	—	—
Interest from non-affiliates	1,382	6,826	14,394	4,737

Total Assets	5,930,754	21,572,938	19,051,113	3,160,691

LIABILITIES:
Payables:
Dividends	—	—	216	23
Investment securities purchased	286,990	2,999,989	569,612	—
Fund shares redeemed	2,105	—	—	—
Accrued liabilities:
Investment advisory fees	59	2	1,304	209
Administration Fees	309	748	1,141	183
Shareholder servicing fees	—	—	1,059	308
Distribution fees	—	—	—	66
Custodian and accounting fees	144	255	330	65
Trustees’ and Chief Compliance Officer’s fees	15	56	10	—
Printing & Postage fees	80	59	109	150
Other	94	203	120	100

Total Liabilities	289,796	3,001,312	573,901	1,104

Net Assets	$5,640,958	$18,571,626	$18,477,212	$3,159,587

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

	Federal Money Market Fund	100% U.S. Treasury Securities Money Market Fund	Tax Free Money Market Fund	Municipal Money Market Fund
NET ASSETS:
Paid in capital	$5,640,972	$18,571,506	$18,475,184	$3,160,044
Accumulated undistributed (distributions in excess of) net investment income	(37)	(170)	1,483	5
Accumulated net realized gains (losses)	23	290	545	(462)

Total Net Assets	$5,640,958	$18,571,626	$18,477,212	$3,159,587

Net Assets:
Agency	$855,968	$1,654,719	$803,727	$121,254
Capital	—	7,112,186	—	—
Direct	—	—	100	—
Eagle Class	—	—	1,080,620	—
E*Trade	—	—	—	1,602,003
Institutional Class	4,089,675	6,699,806	7,915,742	657,063
Morgan	222,530	1,447,063	406,645	313,651
Premier	464,126	1,615,823	2,273,283	115,682
Reserve	8,659	41,929	5,997,095	60,131
Service	—	100	—	289,803

Total	$5,640,958	$18,571,626	$18,477,212	$3,159,587

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Agency	856,041	1,654,730	803,926	121,275
Capital	—	7,112,093	—	—
Direct	—	—	100	—
Eagle Class	—	—	1,080,804	—
E*Trade	—	—	—	1,602,135
Institutional Class	4,089,974	6,699,736	7,914,625	657,277
Morgan	222,550	1,447,038	406,816	313,653
Premier	464,151	1,615,791	2,272,761	115,705
Reserve	8,661	41,928	5,995,696	60,111
Service	—	100	—	289,878

Net asset value offering and redemption price per share (all classes)	$1.00	$1.00	$1.00	$1.00

Cost of investments in non-affiliates	$5,907,897	$21,566,112	$18,836,689	$3,155,952
Cost of repurchase agreements	—	—	200,000	—

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	67

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited)

(Amounts in thousands)

	Prime Money Market Fund	Liquid Assets Money Market Fund		U.S. Government Money Market Fund	U.S. Treasury Plus Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$182,566	$14,660		$44,001	$6,320
Income from interfund lending (net)	—	1		—	—

Total investment income	182,566	14,661		44,001	6,320

EXPENSES:
Investment advisory fees	51,336	4,006		23,210	4,879
Administration fees	44,475	3,471		20,105	4,229
Distribution fees	8,592	4,547		2,842	2,404
Shareholder servicing fees	62,145	9,959		36,383	10,391
Custodian and accounting fees	2,016	185		826	193
Interest expense to affiliates	— (a)	—	(a)	—	—
Professional fees	679	100		369	97
Trustees’ and Chief Compliance Officer’s fees	533	54		323	66
Printing and mailing costs	777	357		149	36
Registration and filing fees	88	68		100	36
Transfer agent fees	1,595	237		870	233
Other	784	49		583	148

Total expenses	173,020	23,033		85,760	22,712

Less amounts waived	(41,970)	(11,117)		(44,523)	(16,391)
Less earnings credits	(18)	—	(a)	(7)	(1)

Net expenses	131,032	11,916		41,230	6,320

Net investment income (loss)	51,534	2,745		2,771	—

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	334	42		275	25

Change in net assets resulting from operations	$51,868	$2,787		$3,046	$25

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

	Federal Money Market Fund		100% U.S. Treasury Securities Money Market Fund	Tax Free Money Market Fund	Municipal Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$4,047		$6,874	$24,711	$5,371

EXPENSES:
Investment advisory fees	2,467		7,230	8,427	1,333
Administration fees	2,136		6,268	7,299	1,154
Distribution fees	128		803	9,449	6,171
Shareholder servicing fees	4,199		11,307	21,154	4,218
Custodian and accounting fees	105		177	314	59
Interest expense to affiliates	—		—	— (a)	—
Professional fees	47		109	157	25
Trustees’ and Chief Compliance Officer’s fees	33		74	71	18
Printing and mailing costs	283		83	45	145
Registration and filing fees	62		42	46	20
Transfer agent fees	105		277	253	50
Other	102		159	140	27

Total expenses	9,667		26,529	47,355	13,220

Less amounts waived	(5,620)		(19,633)	(24,965)	(8,439)
Less earnings credits	—	(a)	(22)	(3)	—	(a)

Net expenses	4,047		6,874	22,387	4,781

Net investment income (loss)	—		—	2,324	590

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	24		152	545	39

Change in net assets resulting from operations	$24		$152	$2,869	$629

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	69

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$51,534	$159,293	$2,745	$7,534
Net realized gain (loss)	334	720	42	76

Change in net assets resulting from operations	51,868	160,013	2,787	7,610

DISTRIBUTIONS TO SHAREHOLDERS:
Class B
From net investment income	— (a)	(1)	— (a)	(2)
From net realized gains	—	— (a)	—	(1)
Class C
From net investment income	(1)	(1)	(20)	(53)
From net realized gains	—	— (a)	—	(16)
Agency
From net investment income	(1,583)	(7,770)	(54)	(258)
From net realized gains	—	(80)	—	(13)
Capital
From net investment income	(37,824)	(113,469)	(1,321)	(3,857)
From net realized gains	—	(560)	—	(100)
Cash Management
From net investment income	(28)	(56)	—	—
From net realized gains	—	(3)	—	—
Direct
From net investment income	(82)	(334)	—	—
From net realized gains	—	(7)	—	—
Eagle Class (b)
From net investment income	(57)	(96)	—	—
From net realized gains	—	(9)	—	—
E*Trade
From net investment income	—	—	(49)	(99)
From net realized gains	—	—	—	(8)
Institutional Class
From net investment income	(11,449)	(36,951)	(1,096)	(2,692)
From net realized gains	—	(212)	—	(74)
Investor
From net investment income	(27)	(60)	(25)	(78)
From net realized gains	—	(4)	—	(27)
Morgan
From net investment income	(143)	(381)	(147)	(398)
From net realized gains	—	(23)	—	(127)
Premier
From net investment income	(195)	(585)	(9)	(40)
From net realized gains	—	(30)	—	(14)
Reserve
From net investment income	(85)	(226)	(14)	(43)
From net realized gains	—	(13)	—	(13)
Service
From net investment income	(60)	(119)	(10)	(34)
From net realized gains	—	(7)	—	(10)

Total distributions to shareholders	(51,534)	(160,997)	(2,745)	(7,957)

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011
CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	$(15,684,362)	$(18,924,024)	$327,757	$(2,381,723)

NET ASSETS:
Change in net assets	(15,684,028)	(18,925,008)	327,799	(2,382,070)
Beginning of period	133,632,070	152,557,078	9,701,626	12,083,696

End of period	$117,948,042	$133,632,070	$10,029,425	$9,701,626

Accumulated distributions in excess of net investment income	$(10)	$(10)	$(277)	$(277)

(a)	Amount rounds to less than $1,000.
(b)	Commencement of offering of class of shares effective May 10, 2010 for Prime Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	71

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$2,771	$28,242	$—	$1,135
Net realized gain (loss)	275	441	25	126

Change in net assets resulting from operations	3,046	28,683	25	1,261

DISTRIBUTIONS TO SHAREHOLDERS:
Class B
From net investment income	—	—	—	— (a)
From net realized gains	—	—	—	— (a)
Class C
From net investment income	—	—	—	— (a)
From net realized gains	—	—	—	(16)
Agency
From net investment income	(240)	(198)	—	(4)
From net realized gains	—	(1,457)	—	(218)
Capital
From net investment income	(1,802)	(22,818)	—	—
From net realized gains	—	(6,624)	—	—
Direct
From net investment income	(16)	(1)	—	(2)
From net realized gains	—	(39)	—	(131)
Institutional Class
From net investment income	(317)	(5,100)	—	(831)
From net realized gains	—	(2,916)	—	(958)
Investor
From net investment income	(146)	(17)	—	(1)
From net realized gains	—	(605)	—	(76)
Morgan
From net investment income	(71)	(12)	—	(2)
From net realized gains	—	(364)	—	(109)
Premier
From net investment income	(155)	(28)	—	(2)
From net realized gains	—	(884)	—	(92)
Reserve
From net investment income	(1)	(1)	—	(2)
From net realized gains	—	(9)	—	(131)
Service
From net investment income	(21)	(3)	—	— (a)
From net realized gains	—	(91)	—	— (a)

Total distributions to shareholders	(2,769)	(41,167)	—	(2,575)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	(2,732,889)	(12,456,940)	2,977,321	(2,793,045)

NET ASSETS:
Change in net assets	(2,732,612)	(12,469,424)	2,977,346	(2,794,359)
Beginning of period	65,490,552	77,959,976	12,353,231	15,147,590

End of period	$62,757,940	$65,490,552	$15,330,577	$12,353,231

Accumulated distributions in excess of net investment income	$(728)	$(730)	$(395)	$(395)

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

	Federal Money Market Fund		100% U.S. Treasury Securities Money Market Fund
	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$—	$1,296	$—	$220
Net realized gain (loss)	24	189	152	146

Change in net assets resulting from operations	24	1,485	152	366

DISTRIBUTIONS TO SHAREHOLDERS:
Agency
From net investment income	—	(13)	—	(3)
From net realized gains	—	(214)	—	(250)
Capital
From net investment income	—	—	—	(10)
From net realized gains	—	—	—	(967)
Institutional Class
From net investment income	—	(1,273)	—	(9)
From net realized gains	—	(1,805)	—	(768)
Morgan
From net investment income	—	(3)	—	(2)
From net realized gains	—	(36)	—	(175)
Premier
From net investment income	—	(7)	—	(3)
From net realized gains	—	(158)	—	(233)
Reserve
From net investment income	—	— (a)	—	— (a)
From net realized gains	—	(8)	—	(15)
Service
From net investment income	—	—	—	— (a)
From net realized gains	—	—	—	— (a)

Total distributions to shareholders	—	(3,517)	—	(2,435)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	(1,535,688)	(4,491,612)	1,763,138	611,416

NET ASSETS:
Change in net assets	(1,535,664)	(4,493,644)	1,763,290	609,347
Beginning of period	7,176,622	11,670,266	16,808,336	16,198,989

End of period	$5,640,958	$7,176,622	$18,571,626	$16,808,336

Accumulated undistributed (distributions in excess of) net investment income	$(37)	$(37)	$(170)	$(170)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	73

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Tax Free Money Market Fund		Municipal Money Market Fund
	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$2,324	$12,186	$590	$2,411
Net realized gain (loss)	545	2,021	39	(502)

Change in net assets resulting from operations	2,869	14,207	629	1,909

DISTRIBUTIONS TO SHAREHOLDERS:
Agency
From net investment income	(69)	(640)	(20)	(109)
From net realized gains	—	(116)	—	(1)
Direct
From net investment income	— (a)	— (a)	—	—
From net realized gains	—	— (a)	—	—
Eagle Class (b)
From net investment income	(66)	(190)	—	—
From net realized gains	—	(73)	—	—
E*Trade
From net investment income	—	—	(104)	(360)
From net realized gains	—	—	—	(18)
Institutional Class
From net investment income	(2,491)	(14,613)	(485)	(2,257)
From net realized gains	—	(1,501)	—	(12)
Morgan
From net investment income	(11)	(112)	(4)	(40)
From net realized gains	—	(57)	—	(4)
Premier
From net investment income	(61)	(628)	(1)	(14)
From net realized gains	—	(325)	—	(1)
Reserve
From net investment income	(162)	(1,296)	(1)	(13)
From net realized gains	—	(667)	—	(1)
Service
From net investment income	—	—	(4)	(41)
From net realized gains	—	—	—	(4)

Total distributions to shareholders	(2,860)	(20,218)	(619)	(2,875)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	(3,935,541)	(597,066)	(318,375)	(844,372)

NET ASSETS:
Change in net assets	(3,935,532)	(603,077)	(318,365)	(845,338)
Beginning of period	22,412,744	23,015,821	3,477,952	4,323,290

End of period	$18,477,212	$22,412,744	$3,159,587	$3,477,952

Accumulated undistributed net investment income	$1,483	$2,019	$5	$34

(a)	Amount rounds to less than $1,000.
(b)	Commencement of offering of class of shares effective May 10, 2010 for Tax Free Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011
CAPITAL TRANSACTIONS:
Class B
Proceeds from shares issued	$1,145	$1,531	$2,097	$3,505
Dividends and distributions reinvested	— (a)	1	1	2
Cost of shares redeemed	(2,086)	(3,991)	(3,530)	(12,117)

Change in net assets from Class B capital transactions	$(941)	$(2,459)	$(1,432)	$(8,610)

Class C
Proceeds from shares issued	$14,004	$18,179	$118,117	$374,134
Dividends and distributions reinvested	1	1	20	68
Cost of shares redeemed	(9,838)	(12,542)	(152,380)	(375,542)

Change in net assets from Class C capital transactions	$4,167	$5,638	$(34,243)	$(1,340)

Agency
Proceeds from shares issued	$226,864,084	$418,124,009	$1,926,495	$3,449,716
Dividends and distributions reinvested	1,016	5,590	44	237
Cost of shares redeemed	(228,853,510)	(416,655,301)	(2,126,349)	(3,343,284)

Change in net assets from Agency capital transactions	$(1,988,410)	$1,474,298	$(199,810)	$106,669

Capital
Proceeds from shares issued	$349,062,764	$677,299,592	$9,783,518	$19,679,225
Dividends and distributions reinvested	20,187	61,294	1,243	3,652
Cost of shares redeemed	(360,144,544)	(687,530,848)	(9,572,205)	(21,339,992)

Change in net assets from Capital capital transactions	$(11,061,593)	$(10,169,962)	$212,556	$(1,657,115)

Cash Management
Proceeds from shares issued	$935,303	$1,759,654	$—	$—
Dividends and distributions reinvested	24	54	—	—
Cost of shares redeemed	(1,001,107)	(1,579,303)	—	—

Change in net assets from Cash Management capital transactions	$(65,780)	$180,405	$—	$—

Direct
Proceeds from shares issued	$2,341,736	$2,826,934	$—	$—
Cost of shares redeemed	(1,995,961)	(2,652,624)	—	—

Change in net assets from Direct capital transactions	$345,775	$174,310	$—	$—

Eagle Class (b)
Proceeds from shares issued	$407,227	$1,898,945	$—	$—
Dividends and distributions reinvested	55	103	—	—
Cost of shares redeemed	(734,404)	(691,993)	—	—

Change in net assets from Eagle Class capital transactions	$(327,122)	$1,207,055	$—	$—

E*Trade
Proceeds from shares issued	$—	$—	$63,263	$104,150
Dividends and distributions reinvested	—	—	49	107
Cost of shares redeemed	—	—	(54,112)	(96,386)

Change in net assets from E*Trade capital transactions	$—	$—	$9,200	$7,871

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	75

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011
CAPITAL TRANSACTIONS (continued):
Institutional Class
Proceeds from shares issued	$108,421,134	$203,208,964	$11,033,643	$14,259,388
Dividends and distributions reinvested	6,793	22,551	792	2,529
Cost of shares redeemed	(109,127,891)	(212,398,322)	(10,665,056)	(14,516,598)

Change in net assets from Institutional Class capital transactions	$(699,964)	$(9,166,807)	$369,379	$(254,681)

Investor
Proceeds from shares issued	$435,554	$394,120	$1,175,852	$2,045,981
Dividends and distributions reinvested	27	64	17	52
Cost of shares redeemed	(226,473)	(527,230)	(1,126,604)	(2,126,807)

Change in net assets from Investor capital transactions	$209,108	$(133,046)	$49,265	$(80,774)

Morgan
Proceeds from shares issued	$114,334,751	$256,084,726	$2,289,486	$2,076,739
Dividends and distributions reinvested	76	245	141	513
Cost of shares redeemed	(114,454,111)	(257,040,938)	(2,277,246)	(2,253,650)

Change in net assets from Morgan capital transactions	$(119,284)	$(955,967)	$12,381	$(176,398)

Premier
Proceeds from shares issued	$48,217,767	$151,410,376	$569,099	$1,151,750
Dividends and distributions reinvested	71	257	3	31
Cost of shares redeemed	(50,357,127)	(152,241,517)	(614,957)	(1,237,871)

Change in net assets from Premier capital transactions	$(2,139,289)	$(830,884)	$(45,855)	$(86,090)

Reserve
Proceeds from shares issued	$70,602,012	$161,933,209	$31,516,547	$70,806,417
Dividends and distributions reinvested	51	146	2	7
Cost of shares redeemed	(70,795,377)	(162,720,918)	(31,533,638)	(70,901,067)

Change in net assets from Reserve capital transactions	$(193,314)	$(787,563)	$(17,089)	$(94,643)

Service
Proceeds from shares issued	$1,055,814	$1,084,192	$22,081,436	$55,207,390
Dividends and distributions reinvested	60	125	1	6
Cost of shares redeemed	(703,589)	(1,003,359)	(22,108,032)	(55,344,008)

Change in net assets from Service capital transactions	$352,285	$80,958	$(26,595)	$(136,612)

Total change in net assets from capital transactions	$(15,684,362)	$(18,924,024)	$327,757	$(2,381,723)

SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011
SHARE TRANSACTIONS:
Class B
Issued	1,145	1,531	2,097	3,505
Reinvested	— (a)	1	1	2
Redeemed	(2,086)	(3,991)	(3,530)	(12,117)

Change in Class B Shares	(941)	(2,459)	(1,432)	(8,610)

Class C
Issued	14,004	18,179	118,117	374,134
Reinvested	1	1	20	68
Redeemed	(9,838)	(12,542)	(152,380)	(375,542)

Change in Class C Shares	4,167	5,638	(34,243)	(1,340)

Agency
Issued	226,864,084	418,124,009	1,926,495	3,449,716
Reinvested	1,016	5,590	44	237
Redeemed	(228,853,510)	(416,655,301)	(2,126,349)	(3,343,284)

Change in Agency Shares	(1,988,410)	1,474,298	(199,810)	106,669

Capital
Issued	349,062,764	677,299,592	9,783,518	19,679,225
Reinvested	20,187	61,294	1,243	3,652
Redeemed	(360,144,544)	(687,530,848)	(9,572,205)	(21,339,992)

Change in Capital Shares	(11,061,593)	(10,169,962)	212,556	(1,657,115)

Cash Management
Issued	935,303	1,759,654	—	—
Reinvested	24	54	—	—
Redeemed	(1,001,107)	(1,579,303)	—	—

Change in Cash Management Shares	(65,780)	180,405	—	—

Direct
Issued	2,341,736	2,826,934	—	—
Redeemed	(1,995,961)	(2,652,624)	—	—

Change in Direct Shares	345,775	174,310	—	—

Eagle Class (b)
Issued	407,227	1,898,945	—	—
Reinvested	55	103	—	—
Redeemed	(734,404)	(691,993)	—	—

Change in Eagle Class Shares	(327,122)	1,207,055	—	—

E*Trade
Issued	—	—	63,263	104,150
Reinvested	—	—	49	107
Redeemed	—	—	(54,112)	(96,386)

Change in E*Trade Shares	—	—	9,200	7,871

Institutional Class
Issued	108,421,134	203,208,964	11,033,643	14,259,388
Reinvested	6,793	22,551	792	2,529
Redeemed	(109,127,891)	(212,398,322)	(10,665,056)	(14,516,598)

Change in Institutional Class Shares	(699,964)	(9,166,807)	369,379	(254,681)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	77

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011
SHARE TRANSACTIONS (continued):
Investor
Issued	435,554	394,120	1,175,852	2,045,981
Reinvested	27	64	17	52
Redeemed	(226,473)	(527,230)	(1,126,604)	(2,126,807)

Change in Investor Shares	209,108	(133,046)	49,265	(80,774)

Morgan
Issued	114,334,751	256,084,726	2,289,486	2,076,739
Reinvested	76	245	141	513
Redeemed	(114,454,111)	(257,040,938)	(2,277,246)	(2,253,650)

Change in Morgan Shares	(119,284)	(955,967)	12,381	(176,398)

Premier
Issued	48,217,767	151,410,376	569,099	1,151,750
Reinvested	71	257	3	31
Redeemed	(50,357,127)	(152,241,517)	(614,957)	(1,237,871)

Change in Premier Shares	(2,139,289)	(830,884)	(45,855)	(86,090)

Reserve
Issued	70,602,012	161,933,209	31,516,547	70,806,417
Reinvested	51	146	2	7
Redeemed	(70,795,377)	(162,720,918)	(31,533,638)	(70,901,067)

Change in Reserve Shares	(193,314)	(787,563)	(17,089)	(94,643)

Service
Issued	1,055,814	1,084,192	22,081,436	55,207,390
Reinvested	60	125	1	6
Redeemed	(703,589)	(1,003,359)	(22,108,032)	(55,344,008)

Change in Service Shares	352,285	80,958	(26,595)	(136,612)

(a)	Amount rounds to less than 1,000 (shares or dollars).
(b)	Commencement of offering of class of shares effective May 10, 2010 for Prime Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011
CAPITAL TRANSACTIONS:
Class B
Proceeds from shares issued	$—	$—	$126	$224
Dividends and distributions reinvested	—	—	—	— (a)
Cost of shares redeemed	—	—	(237)	(799)

Change in net assets from Class B capital transactions	$—	$—	$(111)	$(575)

Class C
Proceeds from shares issued	$—	$—	$85,298	$191,826
Dividends and distributions reinvested	—	—	—	16
Cost of shares redeemed	—	—	(76,462)	(108,613)

Change in net assets from Class C capital transactions	$—	$—	$8,836	$83,229

Agency
Proceeds from shares issued	$104,170,006	$287,954,275	$32,272,878	$43,637,645
Dividends and distributions reinvested	123	1,374	—	183
Cost of shares redeemed	(105,142,071)	(288,291,246)	(32,544,961)	(43,801,422)

Change in net assets from Agency capital transactions	$(971,942)	$(335,597)	$(272,083)	$(163,594)

Capital
Proceeds from shares issued	$105,580,182	$257,845,676	$—	$—
Dividends and distributions reinvested	1,377	19,739	—	—
Cost of shares redeemed	(108,389,266)	(261,586,696)	—	—

Change in net assets from Capital capital transactions	$(2,807,707)	$(3,721,281)	$—	$—

Direct
Proceeds from shares issued	$770,560	$747,482	$2,378,325	$2,020,624
Cost of shares redeemed	(446,351)	(458,223)	(1,646,384)	(1,740,176)

Change in net assets from Direct capital transactions	$324,209	$289,259	$731,941	$280,448

Institutional Class
Proceeds from shares issued	$41,558,788	$110,409,234	$26,531,284	$45,215,494
Dividends and distributions reinvested	114	5,228	—	946
Cost of shares redeemed	(42,720,980)	(118,660,181)	(23,720,065)	(47,413,592)

Change in net assets from Institutional Class capital transactions	$(1,162,078)	$(8,245,719)	$2,811,219	$(2,197,152)

Investor
Proceeds from shares issued	$3,590,918	$2,359,155	$394,166	$1,047,386
Dividends and distributions reinvested	146	622	—	5
Cost of shares redeemed	(1,506,657)	(2,531,009)	(409,325)	(1,447,081)

Change in net assets from Investor capital transactions	$2,084,407	$(171,232)	$(15,159)	$(399,690)

Morgan
Proceeds from shares issued	$82,182,558	$274,838,343	$37,688,207	$128,009,152
Dividends and distributions reinvested	34	125	—	32
Cost of shares redeemed	(82,002,858)	(274,763,650)	(37,918,144)	(128,115,426)

Change in net assets from Morgan capital transactions	$179,734	$74,818	$(229,937)	$(106,242)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	79

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011
CAPITAL TRANSACTIONS (continued):
Premier
Proceeds from shares issued	$28,292,640	$78,306,222	$11,766,039	$31,350,675
Dividends and distributions reinvested	24	164	—	27
Cost of shares redeemed	(28,766,034)	(78,698,992)	(11,861,154)	(31,491,046)

Change in net assets from Premier capital transactions	$(473,370)	$(392,606)	$(95,115)	$(140,344)

Reserve
Proceeds from shares issued	$4,392,670	$10,390,733	$36,594,709	$90,191,004
Dividends and distributions reinvested	— (a)	2	—	88
Cost of shares redeemed	(4,400,376)	(10,411,769)	(36,556,979)	(90,340,217)

Change in net assets from Reserve capital transactions	$(7,706)	$(21,034)	$37,730	$(149,125)

Service
Proceeds from shares issued	$3,777,600	$8,375,190	$—	$—
Dividends and distributions reinvested	18	87	—	— (a)
Cost of shares redeemed	(3,676,054)	(8,308,825)	—	—

Change in net assets from Service capital transactions	$101,564	$66,452	$—	$— (a)

Total change in net assets from capital transactions	$(2,732,889)	$(12,456,940)	$2,977,321	$(2,793,045)

SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011
SHARE TRANSACTIONS:
Class B
Issued	—	—	126	224
Reinvested	—	—	—	— (a)
Redeemed	—	—	(237)	(799)

Change in Class B Shares	—	—	(111)	(575)

Class C
Issued	—	—	85,298	191,826
Reinvested	—	—	—	16
Redeemed	—	—	(76,462)	(108,613)

Change in Class C Shares	—	—	8,836	83,229

Agency
Issued	104,170,006	287,954,275	32,272,878	43,637,645
Reinvested	123	1,374	—	183
Redeemed	(105,142,071)	(288,291,246)	(32,544,961)	(43,801,422)

Change in Agency Shares	(971,942)	(335,597)	(272,083)	(163,594)

Capital
Issued	105,580,182	257,845,676	—	—
Reinvested	1,377	19,739	—	—
Redeemed	(108,389,266)	(261,586,696)	—	—

Change in Capital Shares	(2,807,707)	(3,721,281)	—	—

Direct
Issued	770,560	747,482	2,378,325	2,020,624
Redeemed	(446,351)	(458,223)	(1,646,384)	(1,740,176)

Change in Direct Shares	324,209	289,259	731,941	280,448

Institutional Class
Issued	41,558,788	110,409,234	26,531,284	45,215,494
Reinvested	114	5,228	—	946
Redeemed	(42,720,980)	(118,660,181)	(23,720,065)	(47,413,592)

Change in Institutional Class Shares	(1,162,078)	(8,245,719)	2,811,219	(2,197,152)

Investor
Issued	3,590,918	2,359,155	394,166	1,047,386
Reinvested	146	622	—	5
Redeemed	(1,506,657)	(2,531,009)	(409,325)	(1,447,081)

Change in Investor Shares	2,084,407	(171,232)	(15,159)	(399,690)

Morgan
Issued	82,182,558	274,838,343	37,688,207	128,009,152
Reinvested	34	125	—	32
Redeemed	(82,002,858)	(274,763,650)	(37,918,144)	(128,115,426)

Change in Morgan Shares	179,734	74,818	(229,937)	(106,242)

Premier
Issued	28,292,640	78,306,222	11,766,039	31,350,675
Reinvested	24	164	—	27
Redeemed	(28,766,034)	(78,698,992)	(11,861,154)	(31,491,046)

Change in Premier Shares	(473,370)	(392,606)	(95,115)	(140,344)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	81

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011
SHARE TRANSACTIONS (continued):
Reserve
Issued	4,392,670	10,390,733	36,594,709	90,191,004
Reinvested	— (a)	2	—	88
Redeemed	(4,400,376)	(10,411,769)	(36,556,979)	(90,340,217)

Change in Reserve Shares	(7,706)	(21,034)	37,730	(149,125)

Service
Issued	3,777,600	8,375,190	—	—
Reinvested	18	87	—	— (a)
Redeemed	(3,676,054)	(8,308,825)	—	—

Change in Service Shares	101,564	66,452	—	—

(a)	Amount rounds to less than 1,000 (shares or dollars).

SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

	Federal Money Market Fund		100% U.S. Treasury Securities Money Market Fund
	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011
CAPITAL TRANSACTIONS:
Agency
Proceeds from shares issued	$1,075,239	$2,633,757	$21,340,315	$40,426,158
Dividends and distributions reinvested	—	175	—	145
Cost of shares redeemed	(1,289,964)	(2,934,448)	(21,514,188)	(40,119,479)

Change in net assets from Agency capital transactions	$(214,725)	$(300,516)	$(173,873)	$306,824

Capital
Proceeds from shares issued	$—	$—	$10,576,216	$21,338,966
Dividends and distributions reinvested	—	—	—	409
Cost of shares redeemed	—	—	(8,568,812)	(22,338,688)

Change in net assets from Capital capital transactions	$—	$—	$2,007,404	$(999,313)

Institutional Class
Proceeds from shares issued	$5,567,172	$20,934,210	$9,061,947	$16,665,951
Dividends and distributions reinvested	—	1,373	—	249
Cost of shares redeemed	(6,646,725)	(24,912,467)	(9,039,455)	(14,963,482)

Change in net assets from Institutional Class capital transactions	$(1,079,553)	$(3,976,884)	$22,492	$1,702,718

Morgan
Proceeds from shares issued	$2,051,155	$4,953,566	$48,505,089	$76,469,637
Dividends and distributions reinvested	—	30	—	99
Cost of shares redeemed	(2,089,567)	(4,863,686)	(48,449,389)	(76,391,551)

Change in net assets from Morgan capital transactions	$(38,412)	$89,910	$55,700	$78,185

Premier
Proceeds from shares issued	$468,867	$1,777,236	$34,941,825	$85,287,855
Dividends and distributions reinvested	—	81	—	87
Cost of shares redeemed	(674,069)	(1,980,643)	(35,086,097)	(85,502,056)

Change in net assets from Premier capital transactions	$(205,202)	$(203,326)	$(144,272)	$(214,114)

Reserve
Proceeds from shares issued	$26,887	$361,336	$63,945	$154,471
Dividends and distributions reinvested	—	6	—	9
Cost of shares redeemed	(24,683)	(462,138)	(68,258)	(417,364)

Change in net assets from Reserve capital transactions	$2,204	$(100,796)	$(4,313)	$(262,884)

Service
Dividends and distributions reinvested	$—	$—	$—	$— (a)

Change in net assets from Service capital transactions	$—	$—	$—	$— (a)

Total change in net assets from capital transactions	$(1,535,688)	$(4,491,612)	$1,763,138	$611,416

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	83

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Federal Money Market Fund		100% U.S. Treasury Securities Money Market Fund
	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011
SHARE TRANSACTIONS:
Agency
Issued	1,075,239	2,633,757	21,340,315	40,426,145
Reinvested	—	175	—	145
Redeemed	(1,289,964)	(2,934,448)	(21,514,188)	(40,119,466)

Change in Agency Shares	(214,725)	(300,516)	(173,873)	306,824

Capital
Issued	—	—	10,576,216	21,338,887
Reinvested	—	—	—	409
Redeemed	—	—	(8,568,812)	(22,338,688)

Change in Capital Shares	—	—	2,007,404	(999,392)

Institutional Class
Issued	5,567,172	20,934,210	9,061,947	16,665,911
Reinvested	—	1,373	—	249
Redeemed	(6,646,725)	(24,912,467)	(9,039,455)	(14,963,394)

Change in Institutional Class Shares	(1,079,553)	(3,976,884)	22,492	1,702,766

Morgan
Issued	2,051,155	4,953,566	48,505,089	76,469,611
Reinvested	—	30	—	99
Redeemed	(2,089,567)	(4,863,686)	(48,449,389)	(76,391,551)

Change in Morgan Shares	(38,412)	89,910	55,700	78,159

Premier
Issued	468,867	1,777,236	34,941,825	85,287,843
Reinvested	—	81	—	87
Redeemed	(674,069)	(1,980,643)	(35,086,097)	(85,502,011)

Change in Premier Shares	(205,202)	(203,326)	(144,272)	(214,081)

Reserve
Issued	26,887	361,336	63,945	154,372
Reinvested	—	6	—	9
Redeemed	(24,683)	(462,138)	(68,258)	(417,240)

Change in Reserve Shares	2,204	(100,796)	(4,313)	(262,859)

Service
Reinvested	—	—	—	— (a)

Change in Service Shares	—	—	—	— (a)

(a)	Amount rounds to less than 1,000 (shares or dollars).

SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

	Tax Free Money Market Fund		Municipal Money Market Fund
	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011
CAPITAL TRANSACTIONS:
Agency
Proceeds from shares issued	$1,265,480	$2,281,248	$257,138	$91,864
Dividends and distributions reinvested	23	254	9	29
Cost of shares redeemed	(1,253,587)	(2,551,888)	(167,217)	(190,351)

Change in net assets from Agency capital transactions	$11,916	$(270,386)	$89,930	$(98,458)

Direct
Dividends and distributions reinvested	— (a)	— (a)	—	—

Change in net assets from Direct capital transactions	$— (a)	$— (a)	$—	$—

Eagle Class (b)
Proceeds from shares issued	$427,844	$1,603,033	$—	$—
Dividends and distributions reinvested	65	261	—	—
Cost of shares redeemed	(478,749)	(471,650)	—	—

Change in net assets from Eagle Class capital transactions	$(50,840)	$1,131,644	$—	$—

E*Trade
Proceeds from shares issued	$—	$—	$285,831	$648,507
Dividends and distributions reinvested	—	—	104	378
Cost of shares redeemed	—	—	(380,433)	(509,534)

Change in net assets from E*Trade capital transactions	$—	$—	$(94,498)	$139,351

Institutional Class
Proceeds from shares issued	$20,490,936	$65,230,649	$985,495	$3,306,063
Dividends and distributions reinvested	735	5,418	374	1,608
Cost of shares redeemed	(23,501,197)	(66,112,487)	(1,271,555)	(3,944,633)

Change in net assets from Institutional Class capital transactions	$(3,009,526)	$(876,420)	$(285,686)	$(636,962)

Morgan
Proceeds from shares issued	$20,311,240	$42,489,029	$382,129	$566,600
Dividends and distributions reinvested	5	84	3	43
Cost of shares redeemed	(20,440,223)	(42,491,534)	(389,350)	(596,901)

Change in net assets from Morgan capital transactions	$(128,978)	$(2,421)	$(7,218)	$(30,258)

Premier
Proceeds from shares issued	$7,965,899	$11,237,738	$125,377	$198,265
Dividends and distributions reinvested	3	59	1	10
Cost of shares redeemed	(8,403,353)	(11,912,760)	(122,854)	(250,665)

Change in net assets from Premier capital transactions	$(437,451)	$(674,963)	$2,524	$(52,390)

Reserve
Proceeds from shares issued	$18,769,748	$33,749,575	$7,516,367	$18,626,576
Dividends and distributions reinvested	9	113	— (a)	3
Cost of shares redeemed	(19,090,419)	(33,654,208)	(7,515,839)	(18,692,063)

Change in net assets from Reserve capital transactions	$(320,662)	$95,480	$528	$(65,484)

Service
Proceeds from shares issued	$—	$—	$3,257,219	$6,862,664
Dividends and distributions reinvested	—	—	3	41
Cost of shares redeemed	—	—	(3,281,177)	(6,962,876)

Change in net assets from Service capital transactions	$—	$—	$(23,955)	$(100,171)

Total change in net assets from capital transactions	$(3,935,541)	$(597,066)	$(318,375)	$(844,372)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	85

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Tax Free Money Market Fund		Municipal Money Market Fund
	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011
SHARE TRANSACTIONS:
Agency
Issued	1,265,480	2,281,248	257,138	91,864
Reinvested	23	254	9	29
Redeemed	(1,253,587)	(2,551,888)	(167,217)	(190,351)

Change in Agency Shares	11,916	(270,386)	89,930	(98,458)

Direct
Reinvested	— (a)	— (a)	—	—

Change in Direct Shares	— (a)	— (a)	—	—

Eagle Class (b)
Issued	427,844	1,603,033	—	—
Reinvested	65	261	—	—
Redeemed	(478,749)	(471,650)	—	—

Change in Eagle Class Shares	(50,840)	1,131,644	—	—

E*Trade
Issued	—	—	285,831	648,507
Reinvested	—	—	104	378
Redeemed	—	—	(380,433)	(509,534)

Change in E*Trade Shares	—	—	(94,498)	139,351

Institutional Class
Issued	20,490,936	65,230,649	985,495	3,306,063
Reinvested	735	5,418	374	1,608
Redeemed	(23,501,197)	(66,112,487)	(1,271,555)	(3,944,633)

Change in Institutional Class Shares	(3,009,526)	(876,420)	(285,686)	(636,962)

Morgan
Issued	20,311,240	42,489,029	382,129	566,600
Reinvested	5	84	3	43
Redeemed	(20,440,223)	(42,491,534)	(389,350)	(596,901)

Change in Morgan Shares	(128,978)	(2,421)	(7,218)	(30,258)

Premier
Issued	7,965,899	11,237,738	125,377	198,265
Reinvested	3	59	1	10
Redeemed	(8,403,353)	(11,912,761)	(122,854)	(250,665)

Change in Premier Shares	(437,451)	(674,964)	2,524	(52,390)

Reserve
Issued	18,769,748	33,749,575	7,516,367	18,626,576
Reinvested	9	113	— (a)	3
Redeemed	(19,090,419)	(33,654,208)	(7,515,839)	(18,692,063)

Change in Reserve Shares	(320,662)	95,480	528	(65,484)

Service
Issued	—	—	3,257,219	6,862,664
Reinvested	—	—	3	41
Redeemed	—	—	(3,281,177)	(6,962,876)

Change in Service Shares	—	—	(23,955)	(100,171)

(a)	Amount rounds to less than 1,000 (Shares or dollars).
(b)	Commencement of offering of class of shares effective May 10, 2010 for Tax Free Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

THIS PAGE IS INTENTIONALLY LEFT BLANK

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	87

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Prime Money Market Fund
Class B
Six Months Ended August 31, 2011 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—		$—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)		—		(0.04)
Year Ended February 28, 2007	1.00	0.04		—	(d)	0.04		(0.04)		—		(0.04)

Class C
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)		—		(0.04)
Year Ended February 28, 2007	1.00	0.04		—	(d)	0.04		(0.04)		—		(0.04)

Agency
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)
Year Ended February 29, 2008	1.00	0.05		—	(d)	0.05		(0.05)		—		(0.05)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)		—		(0.05)

Capital
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)
Year Ended February 29, 2008	1.00	0.05		—	(d)	0.05		(0.05)		—		(0.05)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)		—		(0.05)

Cash Management
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)		—		(0.04)
Year Ended February 28, 2007	1.00	0.04		—	(d)	0.04		(0.04)		—		(0.04)

Direct
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
July 17, 2009 (h) through February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%.
(f)	Includes insurance expense of 0.02%.
(g)	Includes insurance expense of 0.01%.
(h)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%		$3,531	0.28%		0.01%		1.16%
1.00	0.01		4,473	0.31		0.01		1.16
1.00	0.00	(e)	6,932	0.59	(f)	0.00	(e)	1.17
1.00	1.62		13,709	0.99	(f)	1.52		1.17
1.00	4.28		7,903	0.97		4.18		1.17
1.00	4.31		6,161	0.97		4.26		1.18

1.00	0.01		16,528	0.28		0.01		1.16
1.00	0.01		12,361	0.32		0.01		1.16
1.00	0.00	(e)	6,723	0.58	(f)	0.00	(e)	1.17
1.00	1.62		11,057	0.99	(f)	1.52		1.17
1.00	4.28		5,887	0.97		4.11		1.17
1.00	4.31		1,497	0.97		4.33		1.17

1.00	0.01		10,826,972	0.26		0.03		0.31
1.00	0.07		12,815,353	0.26		0.07		0.31
1.00	0.26		11,341,161	0.28	(f)	0.27		0.32
1.00	2.34		14,591,611	0.27	(g)	2.27		0.32
1.00	5.02		10,640,542	0.26		4.88		0.32
1.00	5.05		10,626,102	0.26		4.95		0.33

1.00	0.05		65,586,856	0.18		0.10		0.21
1.00	0.15		76,648,261	0.18		0.14		0.21
1.00	0.35		86,818,790	0.18	(g)	0.35		0.22
1.00	2.44		82,462,192	0.18	(f)	2.30		0.22
1.00	5.12		43,128,647	0.16		4.98		0.22
1.00	5.15		38,644,921	0.16		5.06		0.23

1.00	0.01		500,131	0.27		0.01		0.96
1.00	0.01		565,910	0.32		0.01		0.96
1.00	0.00	(e)	385,509	0.53	(g)	0.00	(e)	0.97
1.00	1.63		334,078	0.97	(g)	1.52		0.97
1.00	4.28		323,442	0.96		4.27		0.97
1.00	4.32		28,464	0.96		4.19		0.98

1.00	0.01		1,529,438	0.27		0.01		0.31
1.00	0.03		1,183,658	0.29		0.03		0.31
1.00	0.04		1,009,356	0.30		0.04		0.30

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	89

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Prime Money Market Fund (continued)
Eagle Class
Six Months Ended August 31, 2011 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—		$—	(d)
May 10, 2010 (h) through February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Institutional Class
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)
Year Ended February 29, 2008	1.00	0.05		—	(d)	0.05		(0.05)		—		(0.05)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)		—		(0.05)

Investor
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
July 1, 2009 (h) through February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Morgan
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)
Year Ended February 29, 2008	1.00	0.05		—	(d)	0.05		(0.05)		—		(0.05)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)		—		(0.05)

Premier
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)
Year Ended February 29, 2008	1.00	0.05		—	(d)	0.05		(0.05)		—		(0.05)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)		—		(0.05)

Reserve
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)		—		(0.04)
Year Ended February 28, 2007	1.00	0.04		—	(d)	0.04		(0.04)		—		(0.04)

Service
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
July 1, 2009 (h) through February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%.
(f)	Includes insurance expense of 0.02%.
(g)	Includes insurance expense of 0.01%.
(h)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%		$879,926	0.28%		0.01%		0.71%
1.00	0.01		1,207,045	0.41		0.01		0.88

1.00	0.04		29,186,171	0.21		0.07		0.26
1.00	0.12		29,886,053	0.21		0.11		0.26
1.00	0.32		39,053,068	0.22	(g)	0.32		0.27
1.00	2.40		45,721,168	0.22	(f)	2.28		0.27
1.00	5.08		28,355,614	0.20		4.95		0.27
1.00	5.11		25,408,596	0.20		5.01		0.28

1.00	0.01		690,026	0.27		0.01		0.51
1.00	0.01		480,917	0.32		0.01		0.51
1.00	0.00	(e)	613,967	0.32		0.00	(e)	0.50

1.00	0.01		2,817,137	0.28		0.01		0.51
1.00	0.01		2,936,414	0.31		0.01		0.51
1.00	0.10		3,892,404	0.45	(f)	0.13		0.52
1.00	2.09		7,939,483	0.52	(f)	2.05		0.52
1.00	4.75		7,199,661	0.51		4.64		0.52
1.00	4.79		5,961,657	0.51		4.72		0.53

1.00	0.01		2,882,171	0.28		0.01		0.46
1.00	0.01		5,021,450	0.31		0.01		0.46
1.00	0.13		5,852,367	0.42	(f)	0.14		0.47
1.00	2.14		10,888,362	0.47	(f)	2.08		0.47
1.00	4.82		9,105,808	0.45		4.72		0.47
1.00	4.85		7,844,932	0.45		4.75		0.48

1.00	0.01		1,588,627	0.28		0.01		0.71
1.00	0.01		1,781,936	0.31		0.01		0.71
1.00	0.04		2,569,511	0.52	(f)	0.04		0.72
1.00	1.89		3,927,075	0.72	(f)	1.74		0.72
1.00	4.56		1,901,561	0.70		4.46		0.72
1.00	4.59		461,798	0.70		4.49		0.73

1.00	0.01		1,440,528	0.27		0.01		1.06
1.00	0.01		1,088,239	0.31		0.01		1.06
1.00	0.00	(e)	1,007,290	0.32		0.00	(e)	1.05

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	91

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Liquid Assets Money Market Fund
Class B
Six Months Ended August 31, 2011 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—		$—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)		—		(0.04)
Year Ended February 28, 2007	1.00	0.04		—	(d)	0.04		(0.04)		—		(0.04)

Class C
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)		—		(0.04)
Year Ended February 28, 2007	1.00	0.04		—	(d)	0.04		(0.04)		—		(0.04)

Agency
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)
Year Ended February 29, 2008	1.00	0.05		—	(d)	0.05		(0.05)		—		(0.05)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)		—		(0.05)

Capital
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.03		—	(d)	0.03		(0.03)		—		(0.03)
Year Ended February 29, 2008	1.00	0.05		—	(d)	0.05		(0.05)		—		(0.05)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)		—		(0.05)

E*Trade
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
January 8, 2009 (i) through February 28, 2009	1.00	—	(d)	—		—	(d)	—	(d)	—		—	(d)

Institutional Class
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)
Year Ended February 29, 2008	1.00	0.05		—	(d)	0.05		(0.05)		—		(0.05)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)		—		(0.05)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%.
(f)	Includes insurance expense of 0.02%.
(g)	Includes interest expense of 0.01%.
(h)	Includes insurance expense of 0.01%.
(i)	Commencement of offering of class of shares.
(j)	Includes insurance expense of 0.03%.

SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%		$7,670	0.29%		0.01%		1.17%
1.00	0.02		9,102	0.33		0.01		1.17
1.00	0.00	(e)	17,713	0.63	(f)	0.00	(e)	1.18
1.00	1.71		34,781	0.99	(f)	1.57		1.19
1.00	4.29		19,010	0.98	(g)	4.20		1.18
1.00	4.30		18,717	0.97		4.23		1.19

1.00	0.01		384,953	0.28		0.01		1.17
1.00	0.02		419,195	0.33		0.01		1.18
1.00	0.00	(e)	420,552	0.59	(f)	0.00	(e)	1.18
1.00	1.71		468,725	0.98	(h)	1.74		1.18
1.00	4.29		616,746	0.98	(g)	4.17		1.18
1.00	4.29		494,963	0.97		4.20		1.19

1.00	0.02		215,439	0.26		0.04		0.32
1.00	0.09		415,248	0.26		0.08		0.33
1.00	0.30		308,594	0.28	(f)	0.31		0.33
1.00	2.43		451,480	0.27	(h)	2.42		0.33
1.00	5.03		499,591	0.26		4.86		0.33
1.00	5.03		183,392	0.26		4.94		0.34

1.00	0.06		2,509,346	0.18		0.11		0.22
1.00	0.17		2,296,780	0.18		0.16		0.22
1.00	0.40		3,953,966	0.19	(f)	0.39		0.23
1.00	2.53		3,953,504	0.18	(f)	2.40		0.23
1.00	5.14		2,441,114	0.16		4.94		0.23
1.00	5.14		1,663,573	0.16		5.02		0.24

1.00	0.03		196,445	0.24		0.05		1.07
1.00	0.06		187,244	0.29		0.05		1.07
1.00	0.03		179,380	0.32		0.05		1.06
1.00	0.06		1,761	1.03	(j)	0.21		1.09

1.00	0.04		2,553,326	0.21		0.08		0.27
1.00	0.14		2,183,936	0.21		0.13		0.27
1.00	0.36		2,438,682	0.22	(f)	0.33		0.28
1.00	2.49		2,047,234	0.22	(f)	2.36		0.28
1.00	5.10		1,211,750	0.20		5.01		0.28
1.00	5.10		1,670,013	0.20		4.96		0.29

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	93

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Liquid Assets Money Market Fund (continued)
Investor
Six Months Ended August 31, 2011 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—		$—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)
Year Ended February 29, 2008	1.00	0.05		—	(d)	0.05		(0.05)		—		(0.05)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)		—		(0.05)

Morgan
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)
Year Ended February 29, 2008	1.00	0.05		—	(d)	0.05		(0.05)		—		(0.05)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)		—		(0.05)

Premier
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)
Year Ended February 29, 2008	1.00	0.05		—	(d)	0.05		(0.05)		—		(0.05)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)		—		(0.05)

Reserve
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)		—		(0.04)
Year Ended February 28, 2007	1.00	0.04		—	(d)	0.04		(0.04)		—		(0.04)

Service
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)		—		(0.04)
Year Ended February 28, 2007	1.00	0.04		—	(d)	0.04		(0.04)		—		(0.04)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%.
(f)	Includes insurance expense of 0.02%.
(g)	Includes interest expense of 0.01%.
(h)	Includes insurance expense of 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%		$540,859	0.28%		0.01%		0.52%
1.00	0.02		491,592	0.33		0.01		0.52
1.00	0.12		572,388	0.47	(f)	0.14		0.53
1.00	2.17		714,135	0.52	(h)	2.16		0.53
1.00	4.77		745,382	0.51		4.74		0.53
1.00	4.77		1,841,427	0.51		4.69		0.54

1.00	0.01		2,977,167	0.28		0.01		0.62
1.00	0.02		2,964,774	0.33		0.01		0.62
1.00	0.09		3,141,289	0.49	(f)	0.09		0.63
1.00	2.09		3,567,073	0.60	(h)	2.05		0.63
1.00	4.69		3,322,087	0.60	(g)	4.57		0.63
1.00	4.69		2,783,868	0.59		4.62		0.64

1.00	0.01		185,448	0.28		0.01		0.47
1.00	0.02		231,302	0.33		0.01		0.47
1.00	0.15		317,407	0.44	(f)	0.16		0.48
1.00	2.23		660,906	0.46	(h)	2.27		0.48
1.00	4.84		754,089	0.45		4.68		0.48
1.00	4.84		545,911	0.45		4.77		0.49

1.00	0.01		269,206	0.28		0.01		0.72
1.00	0.02		286,293	0.33		0.01		0.72
1.00	0.05		380,945	0.57	(f)	0.07		0.73
1.00	1.98		832,849	0.71	(h)	2.09		0.73
1.00	4.57		1,951,990	0.71	(g)	4.48		0.73
1.00	4.58		1,461,304	0.70		4.41		0.74

1.00	0.01		189,566	0.28		0.01		1.07
1.00	0.02		216,160	0.33		0.01		1.07
1.00	0.00	(e)	352,780	0.64	(f)	0.00	(e)	1.08
1.00	1.62		768,490	1.07	(f)	1.43		1.09
1.00	4.23		17	1.04		4.14		1.08
1.00	4.27		16	1.00		4.19		1.09

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	95

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
U.S. Government Money Market Fund
Agency
Six Months Ended August 31, 2011 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—		$—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)
Year Ended February 29, 2008	1.00	0.05		—	(d)	0.05		(0.05)		—		(0.05)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)		—		(0.05)

Capital
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)
Year Ended February 29, 2008	1.00	0.05		—	(d)	0.05		(0.05)		—		(0.05)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)		—		(0.05)

Direct
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
July 17, 2009 (h) through February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Institutional Class
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)
Year Ended February 29, 2008	1.00	0.05		—	(d)	0.05		(0.05)		—		(0.05)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)		—		(0.05)

Investor
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
July 1, 2009 (h) through February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—		—		—

Morgan
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)		—		(0.04)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)		—		(0.05)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%.
(f)	Includes insurance expense of 0.01%.
(g)	Includes insurance expense of 0.02%.
(h)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.00	%(e)	$6,748,114	0.15%		0.01%		0.31%
1.00	0.02		7,720,013	0.24		0.00	(e)	0.31
1.00	0.13		8,057,013	0.26		0.14		0.31
1.00	1.81		12,778,607	0.27	(f)	1.60		0.32
1.00	4.82		5,168,268	0.26		4.65		0.32
1.00	5.00		3,890,478	0.26		4.91		0.33

1.00	0.01		31,969,249	0.14		0.01		0.21
1.00	0.08		34,776,795	0.18		0.06		0.21
1.00	0.21		38,504,450	0.17		0.22		0.21
1.00	1.92		53,014,849	0.18	(g)	1.58		0.22
1.00	4.92		15,643,602	0.16		4.64		0.21
1.00	5.10		6,985,294	0.16		4.94		0.23

1.00	0.00	(e)	702,035	0.14		0.01		0.31
1.00	0.02		377,821	0.24		0.00	(e)	0.31
1.00	0.01		88,599	0.27		0.01		0.30

1.00	0.00	(e)	10,429,396	0.15		0.01		0.26
1.00	0.05		11,591,430	0.21		0.03		0.26
1.00	0.18		19,839,937	0.21		0.18		0.26
1.00	1.88		24,864,451	0.22	(g)	1.56		0.27
1.00	4.88		7,023,964	0.20		4.58		0.26
1.00	5.06		2,065,993	0.20		4.94		0.28

1.00	0.00	(e)	5,351,151	0.14		0.01		0.51
1.00	0.02		3,266,727	0.24		0.00	(e)	0.51
1.00	0.00		3,438,538	0.25		0.00	(e)	0.50

1.00	0.00	(e)	2,561,605	0.15		0.00	(e)	0.61
1.00	0.02		2,381,884	0.24		0.00	(e)	0.61
1.00	0.01		2,307,416	0.41		0.01		0.61
1.00	1.48		4,990,436	0.60	(f)	1.39		0.62
1.00	4.48		3,356,978	0.59		4.38		0.62
1.00	4.65		3,245,121	0.59		4.58		0.63

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	97

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
U.S. Government Money Market Fund (continued)
Premier
Six Months Ended August 31, 2011 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—		$—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)
Year Ended February 29, 2008	1.00	0.05		—	(d)	0.05		(0.05)		—		(0.05)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)		—		(0.05)

Reserve
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)		—		(0.04)
Year Ended February 28, 2007	1.00	0.04		—	(d)	0.04		(0.04)		—		(0.04)

Service
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)		—		(0.04)
Year Ended February 28, 2007	1.00	0.04		—	(d)	0.04		(0.04)		—		(0.04)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%.
(f)	Includes insurance expense of 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.00	%(e)	$4,296,187	0.14%		0.01%		0.46%
1.00	0.02		4,769,530	0.24		0.00	(e)	0.46
1.00	0.04		5,162,992	0.35		0.03		0.46
1.00	1.62		3,389,001	0.46	(f)	1.47		0.47
1.00	4.62		1,856,533	0.45		4.49		0.47
1.00	4.80		1,624,006	0.45		4.69		0.48

1.00	0.00	(e)	36,671	0.17		(0.02)		0.71
1.00	0.02		44,382	0.24		0.00	(e)	0.71
1.00	0.00	(e)	65,425	0.43		0.00	(e)	0.71
1.00	1.37		181,072	0.71	(f)	1.47		0.71
1.00	4.36		280,327	0.70		4.30		0.72
1.00	4.54		343,592	0.70		4.37		0.73

1.00	0.00	(e)	663,532	0.14		0.01		1.06
1.00	0.02		561,970	0.24		0.00	(e)	1.06
1.00	0.00		495,606	0.39		0.00	(e)	1.06
1.00	1.04		597,506	1.00	(f)	0.44		1.07
1.00	4.01		252	1.05		3.00		1.06
1.00	4.23		16	1.00		4.15		1.07

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	99

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income	Net realized gain		Total distributions
U.S. Treasury Plus Money Market Fund
Class B
Six Months Ended August 31, 2011 (Unaudited)	$1.00	$—		$—	(d)	$—	(d)	$—	$—		$—
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)

Class C
Six Months Ended August 31, 2011 (Unaudited)	1.00	—		—	(d)	—	(d)	—	—		—
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)

Agency
Six Months Ended August 31, 2011 (Unaudited)	1.00	—		—	(d)	—	(d)	—	—		—
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)	—		(0.05)

Direct
Six Months Ended August 31, 2011 (Unaudited)	1.00	—		—	(d)	—	(d)	—	—		—
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
July 17, 2009 (h) through February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)

Institutional Class
Six Months Ended August 31, 2011 (Unaudited)	1.00	—		—	(d)	—	(d)	—	—		—
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)	—		(0.05)

Investor
Six Months Ended August 31, 2011 (Unaudited)	1.00	—		—	(d)	—	(d)	—	—		—
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)	—		(0.05)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%.
(f)	Includes insurance expense of 0.01%.
(g)	Includes insurance expense of 0.02%.
(h)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.00%		$505	0.10%		0.00%		1.17%
1.00	0.01		617	0.21		0.00	(e)	1.16
1.00	0.00		1,192	0.28	(f)	0.00	(e)	1.16
1.00	0.58		1,814	0.69	(g)	0.46		1.17
1.00	3.63		1,542	0.97		3.60		1.17
1.00	4.22		1,528	0.97		4.15		1.18

1.00	0.00		183,862	0.10		0.00		1.17
1.00	0.01		175,024	0.21		0.00	(e)	1.16
1.00	0.00		91,807	0.30	(f)	0.00	(e)	1.17
1.00	0.58		161,891	0.68	(g)	0.44		1.18
1.00	3.63		93,532	0.97		3.21		1.17
1.00	4.22		28,026	0.97		4.18		1.18

1.00	0.00		1,780,500	0.10		0.00		0.31
1.00	0.01		2,052,542	0.21		0.00	(e)	0.31
1.00	0.05		2,216,299	0.23	(f)	0.05		0.31
1.00	1.05		2,824,679	0.28	(g)	0.72		0.33
1.00	4.37		1,019,655	0.26		4.13		0.32
1.00	4.96		896,961	0.26		4.85		0.33

1.00	0.00		1,929,024	0.10		0.00		0.31
1.00	0.01		1,197,068	0.21		0.00	(e)	0.31
1.00	0.00	(e)	916,720	0.18		0.00	(e)	0.30

1.00	0.00		8,607,998	0.10		0.00		0.26
1.00	0.02		5,796,795	0.20		0.01		0.26
1.00	0.08		7,994,678	0.20	(f)	0.09		0.26
1.00	1.12		12,044,908	0.22	(g)	0.73		0.28
1.00	4.43		6,073,940	0.20		3.92		0.27
1.00	5.03		1,009,749	0.20		4.87		0.28

1.00	0.00		446,379	0.10		0.00		0.51
1.00	0.01		461,529	0.21		0.00	(e)	0.51
1.00	0.00	(e)	861,277	0.29	(f)	0.00	(e)	0.52
1.00	0.84		1,126,084	0.49	(f)	0.84		0.52
1.00	4.11		1,370,557	0.51		4.11		0.52
1.00	4.70		1,854,344	0.51		4.60		0.53

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	101

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income	Net realized gain		Total distributions
U.S. Treasury Plus Money Market Fund (continued)
Morgan
Six Months Ended August 31, 2011 (Unaudited)	$1.00	$—		$—	(d)	$—	(d)	$—	$—		$—
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)	—		(0.05)

Premier
Six Months Ended August 31, 2011 (Unaudited)	1.00	—		—	(d)	—	(d)	—	—		—
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)	—		(0.05)

Reserve
Six Months Ended August 31, 2011 (Unaudited)	1.00	—		—	(d)	—	(d)	—	—		—
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)

Service
Six Months Ended August 31, 2011 (Unaudited)	1.00	—		—	(d)	—	(d)	—	—		—
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
July 1, 2009 (h) through February 28, 2010	1.00	—		—	(d)	—	(d)	—	—		—

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%.
(f)	Includes insurance expense of 0.01%.
(g)	Includes insurance expense of 0.02%.
(h)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.00%		$645,117	0.11%		0.00%		0.61%
1.00	0.01		875,074	0.21		0.00	(e)	0.61
1.00	0.00	(e)	981,399	0.29	(f)	0.00	(e)	0.61
1.00	0.79		1,648,642	0.53	(g)	0.75		0.62
1.00	4.02		1,939,331	0.59		3.95		0.62
1.00	4.62		1,909,921	0.59		4.59		0.63

1.00	0.00		624,972	0.11		0.00		0.46
1.00	0.01		720,085	0.21		0.00	(e)	0.46
1.00	0.00	(e)	860,500	0.28	(f)	0.00	(e)	0.46
1.00	0.88		1,393,368	0.45	(g)	0.77		0.47
1.00	4.17		1,132,622	0.45		4.07		0.47
1.00	4.76		1,424,189	0.45		4.68		0.48

1.00	0.00		1,112,120	0.11		0.00		0.71
1.00	0.01		1,074,397	0.21		0.00	(e)	0.71
1.00	0.00	(e)	1,223,618	0.29	(f)	0.00	(e)	0.71
1.00	0.72		2,020,603	0.57	(g)	0.54		0.73
1.00	3.91		1,231,644	0.70		3.85		0.72
1.00	4.50		876,221	0.70		4.36		0.73

1.00	0.00		100	0.10		0.00		1.06
1.00	0.01		100	0.21		0.00	(e)	1.06
1.00	0.00		100	0.21		0.00	(e)	1.05

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	103

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income	Net realized gain		Total distributions
Federal Money Market Fund
Agency
Six Months Ended August 31, 2011 (Unaudited)	$1.00	$—		$—	(d)	$—	(d)	$—	$—		$—
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)	—		(0.02)
Year Ended February 29, 2008	1.00	0.05		—	(d)	0.05		(0.05)	—		(0.05)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)	—		(0.05)

Institutional Class
Six Months Ended August 31, 2011 (Unaudited)	1.00	—		—	(d)	—	(d)	—	—		—
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)	—		(0.02)
Year Ended February 29, 2008	1.00	0.05		—	(d)	0.05		(0.05)	—		(0.05)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)	—		(0.05)

Morgan
Six Months Ended August 31, 2011 (Unaudited)	1.00	—		—	(d)	—	(d)	—	—		—
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)	—		(0.05)

Premier
Six Months Ended August 31, 2011 (Unaudited)	1.00	—		—	(d)	—	(d)	—	—		—
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)	—		(0.02)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)	—		(0.05)

Reserve
Six Months Ended August 31, 2011 (Unaudited)	1.00	—		—	(d)	—	(d)	—	—		—
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%.
(f)	Includes insurance expense of 0.02%.
(g)	Includes insurance expense of 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.00%		$855,968	0.13%		0.00%		0.32%
1.00	0.02		1,070,681	0.22		0.00	(e)	0.31
1.00	0.11		1,371,397	0.26		0.11		0.31
1.00	1.76		1,583,121	0.28	(f)	1.50		0.32
1.00	4.77		570,445	0.26		4.47		0.32
1.00	4.96		172,324	0.26		4.82		0.33

1.00	0.00		4,089,675	0.13		0.00		0.27
1.00	0.04		5,169,215	0.21		0.02		0.26
1.00	0.16		9,147,745	0.21	(g)	0.18		0.26
1.00	1.82		18,216,366	0.21	(g)	1.70		0.27
1.00	4.83		13,536,697	0.20		4.64		0.27
1.00	5.02		5,692,265	0.20		4.95		0.28

1.00	0.00		222,530	0.13		0.00		0.63
1.00	0.02		260,943	0.22		0.00	(e)	0.61
1.00	0.00	(e)	171,067	0.38	(g)	0.00	(e)	0.61
1.00	1.42		271,793	0.60	(g)	1.42		0.62
1.00	4.42		295,739	0.59		4.29		0.62
1.00	4.61		235,377	0.59		4.53		0.63

1.00	0.00		464,126	0.13		0.00		0.47
1.00	0.02		669,328	0.22		0.00	(e)	0.46
1.00	0.02		872,798	0.37	(g)	0.03		0.46
1.00	1.57		1,648,481	0.46	(g)	1.47		0.47
1.00	4.57		1,128,873	0.45		4.41		0.47
1.00	4.76		604,858	0.45		4.62		0.48

1.00	0.00		8,659	0.12		0.00		0.73
1.00	0.02		6,455	0.23		0.00	(e)	0.71
1.00	0.00		107,259	0.38		0.00	(e)	0.71
1.00	1.32		74,937	0.70	(f)	1.06		0.72
1.00	4.31		28,485	0.70		4.08		0.72
1.00	4.50		1,251	0.70		4.45		0.73

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	105

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income	Net realized gain		Total distributions
100% U.S. Treasury Securities Money Market Fund
Agency
Six Months Ended August 31, 2011 (Unaudited)	$1.00	$—		$—	(d)	$—	(d)	$—	$—		$—
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)	—	(d)	(0.05)

Capital
Six Months Ended August 31, 2011 (Unaudited)	1.00	—		—	(d)	—	(d)	—	—		—
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)	—	(d)	(0.05)

Institutional Class
Six Months Ended August 31, 2011 (Unaudited)	1.00	—		—	(d)	—	(d)	—	—		—
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)	—	(d)	(0.05)

Morgan
Six Months Ended August 31, 2011 (Unaudited)	1.00	—		—	(d)	—	(d)	—	—		—
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—		—	(d)	—	(d)	—	—		— (d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.04		—	(d)	0.04		(0.04)	—	(d)	(0.04)

Premier
Six Months Ended August 31, 2011 (Unaudited)	1.00	—		—	(d)	—	(d)	—	—		—
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—		—	(d)	—	(d)	—	—		— (d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.04		—	(d)	0.04		(0.04)	—	(d)	(0.04)

Reserve
Six Months Ended August 31, 2011 (Unaudited)	1.00	—		—	(d)	—	(d)	—	—		—
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	—		— (d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.04		—	(d)	0.04		(0.04)	—	(d)	(0.04)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.00%		$1,654,719	0.08%	0.00%		0.31%
1.00	0.01		1,828,609	0.16	0.00	(e)	0.31
1.00	0.00	(e)	1,522,013	0.19	0.00	(e)	0.30
1.00	1.03		2,172,668	0.25	0.97		0.31
1.00	4.13		1,306,725	0.26	3.94		0.32
1.00	4.74		556,544	0.26	4.63		0.33

1.00	0.00		7,112,186	0.07	0.00		0.21
1.00	0.01		5,104,707	0.16	0.00	(e)	0.21
1.00	0.05		6,104,553	0.14	0.05		0.20
1.00	1.13		7,615,191	0.16	1.12		0.21
1.00	4.24		7,761,701	0.16	3.75		0.22
1.00	4.84		1,382,765	0.16	4.72		0.23

1.00	0.00		6,699,806	0.08	0.00		0.26
1.00	0.01		6,677,266	0.16	0.00	(e)	0.26
1.00	0.02		4,975,391	0.17	0.03		0.25
1.00	1.09		12,766,575	0.20	1.06		0.26
1.00	4.20		13,006,895	0.20	3.75		0.27
1.00	4.80		2,784,927	0.20	4.72		0.28

1.00	0.00		1,447,063	0.08	0.00		0.61
1.00	0.01		1,391,343	0.16	0.00	(e)	0.61
1.00	0.00		1,313,218	0.19	0.00	(e)	0.60
1.00	0.77		2,103,069	0.53	0.75		0.61
1.00	3.79		2,359,306	0.59	3.67		0.62
1.00	4.39		1,893,320	0.59	4.29		0.63

1.00	0.00		1,615,823	0.08	0.00		0.46
1.00	0.01		1,760,070	0.16	0.00	(e)	0.46
1.00	0.00		1,974,357	0.19	0.00	(e)	0.45
1.00	0.87		3,629,348	0.41	0.80		0.46
1.00	3.94		2,352,252	0.45	3.74		0.47
1.00	4.54		1,291,467	0.45	4.45		0.48

1.00	0.00		41,929	0.08	0.00		0.71
1.00	0.01		46,241	0.15	0.00	(e)	0.71
1.00	0.00		309,357	0.22	0.00	(e)	0.70
1.00	0.68		4,920,380	0.59	0.63		0.71
1.00	3.68		3,763,803	0.70	3.33		0.72
1.00	4.27		785,951	0.70	4.37		0.72

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	107

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
100% U.S. Treasury Securities Money Market Fund (continued)
Service
Six Months Ended August 31, 2011 (Unaudited)	$1.00	$—		$—	(d)	$—	(d)	$—		$—		$—
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
July 1, 2009 (f) through February 28, 2010	1.00	—		—	(d)	—	(d)	—		—		—

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%.
(f)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.00%	$100	0.08%	0.00%		1.06%
1.00	0.01	100	0.16	0.00	(e)	1.06
1.00	0.00	100	0.16	0.00	(e)	1.05

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	109

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Tax Free Money Market Fund
Agency
Six Months Ended August 31, 2011 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—		$—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)
Year Ended February 29, 2008	1.00	0.03		—	(d)	0.03		(0.03)		—		(0.03)
Year Ended February 28, 2007	1.00	0.03		—	(d)	0.03		(0.03)		—		(0.03)

Direct
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
July 17, 2009 (g) through February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Eagle Class
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
May 10, 2010 (g) through February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Institutional Class
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)
Year Ended February 29, 2008	1.00	0.03		—	(d)	0.03		(0.03)		—		(0.03)
Year Ended February 28, 2007	1.00	0.03		—	(d)	0.03		(0.03)		—		(0.03)

Morgan
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)
Year Ended February 29, 2008	1.00	0.03		—	(d)	0.03		(0.03)		—		(0.03)
Year Ended February 28, 2007	1.00	0.03		—	(d)	0.03		(0.03)		—		(0.03)

Premier
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)
Year Ended February 29, 2008	1.00	0.03		—	(d)	0.03		(0.03)		—		(0.03)
Year Ended February 28, 2007	1.00	0.03		—	(d)	0.03		(0.03)		—		(0.03)

Reserve
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)
Year Ended February 29, 2008	1.00	0.03		—	(d)	0.03		(0.03)		—		(0.03)
Year Ended February 28, 2007	1.00	0.03		—	(d)	0.03		(0.03)		—		(0.03)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Includes insurance expense of 0.02%.
(f)	Amount rounds to less than 0.01%.
(g)	Commencement of offering of class of shares.
(h)	Includes insurance expense of 0.03%.

SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%		$803,727	0.22%		0.01%		0.31%
1.00	0.08		791,812	0.26		0.04		0.31
1.00	0.16		1,062,442	0.28	(e)	0.17		0.32
1.00	1.64		1,412,071	0.28	(e)	1.57		0.33
1.00	3.30		535,484	0.26		3.21		0.32
1.00	3.31		288,068	0.26		3.26		0.32

1.00	0.00	(f)	100	0.23		0.00	(f)	0.31
1.00	0.05		100	0.29		0.10		0.31
1.00	0.02	(h)	100	0.30	(e)	0.04		0.31

1.00	0.01		1,080,620	0.23		0.01		0.71
1.00	0.03		1,131,461	0.36		0.01		0.87

1.00	0.02		7,915,742	0.19		0.05		0.26
1.00	0.13		10,925,258	0.21		0.09		0.26
1.00	0.22		11,805,037	0.23	(e)	0.23		0.28
1.00	1.70		13,741,504	0.22	(e)	1.72		0.27
1.00	3.37		12,493,562	0.20		3.27		0.27
1.00	3.37		8,255,381	0.20		3.32		0.27

1.00	0.00	(f)	406,645	0.24		0.00	(f)	0.61
1.00	0.03		535,623	0.30		0.00	(f)	0.61
1.00	0.02		538,168	0.45	(h)	0.03		0.63
1.00	1.30		920,327	0.61	(e)	1.25		0.62
1.00	2.96		758,385	0.59		2.93		0.62
1.00	2.97		570,935	0.59		3.00		0.62

1.00	0.00	(f)	2,273,283	0.24		0.00	(f)	0.46
1.00	0.03		2,710,731	0.30		0.00	(f)	0.46
1.00	0.05		3,386,375	0.41	(h)	0.06		0.48
1.00	1.45		5,420,621	0.47	(e)	1.40		0.47
1.00	3.11		4,079,130	0.45		2.96		0.47
1.00	3.10		2,078,846	0.45		3.07		0.47

1.00	0.00	(f)	5,997,095	0.23		0.00	(f)	0.71
1.00	0.03		6,317,759	0.30		0.00	(f)	0.71
1.00	0.00	(f)	6,223,699	0.45	(e)	0.01		0.73
1.00	1.19		8,490,457	0.72	(e)	1.17		0.72
1.00	2.85		7,246,804	0.70		2.75		0.72
1.00	2.86		4,631,440	0.70		2.92		0.72

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	111

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Municipal Money Market Fund
Agency
Six Months Ended August 31, 2011 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—		$—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)
Year Ended February 29, 2008	1.00	0.03		—	(d)	0.03		(0.03)		—	(d)	(0.03)
Year Ended February 28, 2007	1.00	0.03		—	(d)	0.03		(0.03)		—	(d)	(0.03)

E*Trade
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)
Year Ended February 29, 2008	1.00	0.03		—	(d)	0.03		(0.03)		—	(d)	(0.03)
Year Ended February 28, 2007	1.00	0.03		—	(d)	0.03		(0.03)		—	(d)	(0.03)

Institutional Class
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)
Year Ended February 29, 2008	1.00	0.03		—	(d)	0.03		(0.03)		—	(d)	(0.03)
Year Ended February 28, 2007	1.00	0.03		—	(d)	0.03		(0.03)		—	(d)	(0.03)

Morgan
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)
Year Ended February 29, 2008	1.00	0.03		—	(d)	0.03		(0.03)		—	(d)	(0.03)
Year Ended February 28, 2007	1.00	0.03		—	(d)	0.03		(0.03)		—	(d)	(0.03)

Premier
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)
Year Ended February 29, 2008	1.00	0.03		—	(d)	0.03		(0.03)		—	(d)	(0.03)
Year Ended February 28, 2007	1.00	0.03		—	(d)	0.03		(0.03)		—	(d)	(0.03)

Reserve
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)
Year Ended February 29, 2008	1.00	0.03		—	(d)	0.03		(0.03)		—	(d)	(0.03)
Year Ended February 28, 2007	1.00	0.03		—	(d)	0.03		(0.03)		—	(d)	(0.03)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Includes insurance expense of 0.01%.
(f)	Includes insurance expense of 0.02%.
(g)	Amount rounds to less than 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.03%		$121,254	0.26%		0.06%		0.32%
1.00	0.13		31,324	0.26		0.12		0.32
1.00	0.37		129,810	0.27	(e)	0.28		0.33
1.00	1.78		72,466	0.28	(f)	1.69		0.34
1.00	3.33		19,577	0.26		3.20		0.34
1.00	3.35		16,427	0.26		3.22		0.34

1.00	0.01		1,602,003	0.31		0.01		1.07
1.00	0.02		1,696,495	0.36		0.01		1.07
1.00	0.01		1,557,507	0.63	(f)	0.01		1.09
1.00	1.06		1,370,189	0.99	(f)	1.08		1.09
1.00	2.57		1,603,907	1.00		2.55		1.09
1.00	2.59		1,723,433	1.00		2.60		1.08

1.00	0.06		657,063	0.21		0.12		0.27
1.00	0.18		942,748	0.21		0.17		0.27
1.00	0.42		1,580,078	0.22	(e)	0.34		0.28
1.00	1.84		465,898	0.22	(f)	1.83		0.29
1.00	3.39		647,885	0.20		3.37		0.29
1.00	3.41		236,421	0.20		3.36		0.28

1.00	0.00	(g)	313,651	0.32		0.00	(g)	0.62
1.00	0.01		320,868	0.37		0.00	(g)	0.62
1.00	0.11		351,200	0.54	(f)	0.12		0.64
1.00	1.45		430,604	0.61	(f)	1.41		0.64
1.00	2.99		313,132	0.59		2.94		0.64
1.00	3.01		315,046	0.59		2.97		0.63

1.00	0.00	(g)	115,682	0.32		0.00	(g)	0.47
1.00	0.01		113,158	0.37		0.00	(g)	0.47
1.00	0.20		165,573	0.44	(e)	0.14		0.48
1.00	1.59		76,975	0.47	(f)	1.60		0.49
1.00	3.13		126,250	0.45		3.25		0.49
1.00	3.16		1,037,219	0.45		3.11		0.48

1.00	0.00	(g)	60,131	0.31		0.00	(g)	0.72
1.00	0.01		59,602	0.37		0.00	(g)	0.72
1.00	0.06		125,114	0.59	(f)	0.06		0.74
1.00	1.34		137,957	0.71	(e)	1.36		0.74
1.00	2.87		225,916	0.70		2.85		0.74
1.00	2.90		113,653	0.70		2.85		0.73

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	113

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Municipal Money Market Fund (continued)
Service
Six Months Ended August 31, 2011 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—		$—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)
Year Ended February 29, 2008	1.00	0.02		—	(d)	0.02		(0.02)		—	(d)	(0.02)
Year Ended February 28, 2007	1.00	0.03		—	(d)	0.03		(0.03)		—	(d)	(0.03)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Includes insurance expense of 0.01%.
(g)	Amount rounds to less than 0.01%.
(h)	Includes insurance expense of 0.03%.

SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.00	%(g)	$289,803	0.32%		0.00	%(g)	1.07%
1.00	0.01		313,757	0.37		0.00	(g)	1.07
1.00	0.00	(g)	414,008	0.49	(e)	0.00	(g)	1.07
1.00	1.01		89,126	1.03	(h)	0.78		1.10
1.00	2.53		16	1.04		2.49		1.09
1.00	2.59		15	1.00		2.55		1.09

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	115

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2011 (Unaudited)

1. Organization

JPMorgan Trust I (“JPM I”) and JPMorgan Trust II (“JPM II”) (the “Trusts”) were formed on November 12, 2004, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.

The following are 8 separate funds of the Trusts (collectively, the “Funds”) covered by this report:

	Classes Offered	Trust	Diversified/Non-Diversified
Prime Money Market Fund	Class B, Class C, Agency, Capital, Cash Management, Direct, Eagle Class, Institutional Class, Investor, Morgan, Premier, Reserve and Service	JPM I	Diversified
Liquid Assets Money Market Fund	Class B, Class C, Agency, Capital, E*Trade, Institutional Class, Investor, Morgan, Premier, Reserve and Service	JPM II	Diversified
U.S. Government Money Market Fund	Agency, Capital, Direct, Institutional Class, Investor, Morgan, Premier, Reserve and Service	JPM II	Diversified
U.S. Treasury Plus Money Market Fund	Class B, Class C, Agency, Direct, Institutional Class, Investor, Morgan, Premier, Reserve and Service	JPM II	Diversified
Federal Money Market Fund	Agency, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
100% U.S. Treasury Securities Money Market Fund	Agency, Capital, Institutional Class, Morgan, Premier, Reserve and Service	JPM I	Diversified
Tax Free Money Market Fund	Agency, Direct, Eagle Class, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
Municipal Money Market Fund	Agency, E*Trade, Institutional Class, Morgan, Premier, Reserve and Service	JPM II	Diversified

Eagle Class Shares commenced operations on May 10, 2010, for Prime Money Market Fund and Tax Free Money Market Fund.

Effective November 1, 2009, Class B Shares of the Prime Money Market Fund, Liquid Assets Money Market Fund and U.S. Treasury Plus Money Market Fund may not be purchased or acquired by new or existing shareholders, except through exchanges from Class B Shares of another J.P. Morgan Fund and dividend reinvestments. Shareholders who have invested in Class B Shares prior to November 1, 2009 may continue to hold their Class B Shares until they convert automatically to Morgan Shares.

Class B and Class C Shares provide for a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Morgan Shares after eight years. No sales charges are assessed with respect to the Agency, Capital, Cash Management, Direct, Eagle Class, E*Trade, Institutional Class, Investor, Morgan, Premier, Reserve and Service Shares. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trusts in the preparation of their financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Valuation of Investments — Each Fund has elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act provided that certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market based net asset value per share of the Fund. This involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the security. The market value of securities in the Funds can be expected to vary inversely with changes in prevailing interest rates.

The various inputs that are used in determining the fair value of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

116	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

The following is a summary of the inputs used as of August 31, 2011, in valuing the Funds’ assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Prime Money Market Fund
Total Investments in Securities (a)	$—	$120,198,232	$—	$120,198,232

Liquid Assets Money Market Fund
Total Investments in Securities (a)	$—	$10,391,831	$—	$10,391,831

U.S. Government Money Market Fund
Total Investments in Securities (a)	$—	$63,402,556	$—	$63,402,556

U.S. Treasury Plus Money Market Fund
Total Investments in Securities (a)	$—	$16,781,354	$—	$16,781,354

Federal Money Market Fund
Total Investments in Securities (a)	$—	$5,907,897	$—	$5,907,897

100% U.S. Treasury Securities Money Market Fund
Total Investments in Securities (a)	$—	$21,566,112	$—	$21,566,112

Tax Free Money Market Fund
Total Investments in Securities (a)	$—	$19,036,689	$—	$19,036,689

Municipal Money Market Fund
Total Investments in Securities (a)	$—	$3,155,952	$—	$3,155,952

(a)	All portfolio holdings designated as Level 2 are disclosed individually in the Schedules of Portfolio Investments (“SOIs”). Please refer to the SOIs for specifics of the major categories of portfolio holdings.

For each of the Funds, there were no transfers between Levels 1 and 2 during the six months ended August 31, 2011.

B. Restricted and Illiquid Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately its fair value and includes, but is not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The following is the value and percentage of net assets of illiquid securities as of August 31, 2011 (amounts in thousands):

	Value	Percentage
Prime Money Market Fund	$5,082,232	4.3%
Liquid Assets Money Market Fund	389,744	3.9
U.S. Government Money Market Fund	1,500,000	2.4
Tax Free Money Market Fund	28,920	0.2
Municipal Money Market Fund	135,890	4.3

C. Repurchase Agreements — The Funds may enter into repurchase agreement transactions with institutions that meet the advisor’s credit guidelines. Each repurchase agreement is valued at amortized cost. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

D. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts.

E. Allocation of Income and Expenses — In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses directly attributable to a fund are charged directly to that fund while the expenses attributable to more than one fund of a Trust are allocated among the respective funds. Each class of shares bears its pro-rata portion of expenses attributable to its Fund, except that each class separately bears expenses related specifically to that class, such as distribution and shareholder servicing fees.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	117

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

F. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for federal income tax is necessary. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits or losses will significantly change in the next twelve months. However, the Funds’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ Federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Funds after February 28, 2011, may get carried forward indefinitely, and retain their character as short-term and/or long term losses. Prior to the Act, pre-enactment net capital losses incurred by the Funds were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses are used before pre-enactment net capital losses.

G. Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to Investment Advisory Agreements, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”), acts as the investment advisor to the Funds. JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”). The Advisor supervises the investments of each Fund and for such services is paid a fee. The Advisor’s fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual fee rate for each Fund is 0.08%.

The Advisor waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.10% of the first $100 billion of the average daily net assets of all money market funds in the J.P. Morgan Funds Complex and 0.05% of the average daily net assets in excess of $100 billion of all such funds. For the six months ended August 31, 2011, the annualized effective rate was 0.07% of each Fund’s average daily net assets.

The Administrator waived Administrative fees as outlined in Note 3.F.

J.P. Morgan Investor Services, Co. (“JPMIS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMIS receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trusts’ exclusive underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for Class B, Class C, Cash Management, Eagle Class, E*Trade, Morgan, Reserve, and Service Shares of the Funds, as applicable, in accordance with Rule 12b-1 under the 1940 Act. The Agency, Capital, Direct, Institutional Class, Investor and Premier Shares do not participate in the Distribution Plan. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

	Class B	Class C	Cash Management	Eagle Class	E*Trade	Morgan	Reserve	Service
Prime Money Market Fund	0.75%	0.75%	0.50%	0.25%	n/a	n/a	0.25%	0.60%
Liquid Assets Money Market Fund	0.75	0.75	n/a	n/a	0.60%	0.10%	0.25	0.60
U.S. Government Money Market Fund	n/a	n/a	n/a	n/a	n/a	0.10	0.25	0.60
U.S. Treasury Plus Money Market Fund	0.75	0.75	n/a	n/a	n/a	0.10	0.25	0.60
Federal Money Market Fund	n/a	n/a	n/a	n/a	n/a	0.10	0.25	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	n/a	n/a	n/a	n/a	0.10	0.25	0.60
Tax Free Money Market Fund	n/a	n/a	n/a	0.25	n/a	0.10	0.25	n/a
Municipal Money Market Fund	n/a	n/a	n/a	n/a	0.60	0.10	0.25	0.60

The Distributor waived Distribution fees as outlined in Note 3.F.

In addition, the Distributor is entitled to receive the CDSC from redemptions of Class B and Class C Shares. For the six months ended August 31, 2011, the Distributor did not retain any fees.

118	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

D. Shareholder Servicing Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class B	Class C	Agency	Capital	Cash Management	Direct	Eagle Class
Prime Money Market Fund	0.25%	0.25%	0.15%	0.05%	0.30%	0.15%	0.30%
Liquid Assets Money Market Fund	0.25	0.25	0.15	0.05	n/a	n/a	n/a
U.S. Government Money Market Fund	n/a	n/a	0.15	0.05	n/a	0.15	n/a
U.S. Treasury Plus Money Market Fund	0.25	0.25	0.15	n/a	n/a	0.15	n/a
Federal Money Market Fund	n/a	n/a	0.15	n/a	n/a	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	n/a	0.15	0.05	n/a	n/a	n/a
Tax Free Money Market Fund	n/a	n/a	0.15	n/a	n/a	0.15	0.30
Municipal Money Market Fund	n/a	n/a	0.15	n/a	n/a	n/a	n/a

	E*Trade	Institutional Class	Investor	Morgan	Premier	Reserve	Service
Prime Money Market Fund	n/a	0.10%	0.35%	0.35%	0.30%	0.30%	0.30%
Liquid Assets Money Market Fund	0.30%	0.10	0.35	0.35	0.30	0.30	0.30
U.S. Government Money Market Fund	n/a	0.10	0.35	0.35	0.30	0.30	0.30
U.S. Treasury Plus Money Market Fund	n/a	0.10	0.35	0.35	0.30	0.30	0.30
Federal Money Market Fund	n/a	0.10	n/a	0.35	0.30	0.30	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	0.10	n/a	0.35	0.30	0.30	0.30
Tax Free Money Market Fund	n/a	0.10	n/a	0.35	0.30	0.30	n/a
Municipal Money Market Fund	0.30	0.10	n/a	0.35	0.30	0.30	0.30

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Funds, provides portfolio custody and accounting services for the Funds. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees in the Statements of Operations. The custodian fees may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statements of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense to affiliates in the Statements of Operations.

F. Waivers and Reimbursements — The Advisor, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expense related to short sales, interest, taxes, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class B	Class C	Agency	Capital	Cash Management	Direct	Eagle Class
Prime Money Market Fund	0.97%	0.97%	0.26%	0.18%	0.96%	0.30%	0.70%
Liquid Assets Money Market Fund	0.97	0.97	0.26	0.18	n/a	n/a	n/a
U.S. Government Money Market Fund	n/a	n/a	0.26	0.18	n/a	0.30	n/a
U.S. Treasury Plus Money Market Fund	0.97	0.97	0.26	n/a	n/a	0.30	n/a
Federal Money Market Fund	n/a	n/a	0.26	n/a	n/a	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	n/a	0.26	0.18	n/a	n/a	n/a
Tax Free Money Market Fund	n/a	n/a	0.26	n/a	n/a	0.30	0.70
Municipal Money Market Fund	n/a	n/a	0.26	n/a	n/a	n/a	n/a

	E*Trade	Institutional Class	Investor	Morgan	Premier	Reserve	Service
Prime Money Market Fund	n/a	0.21%	0.51%	0.52%	0.45%	0.70%	1.05%
Liquid Assets Money Market Fund	1.00%	0.21	0.51	0.59	0.45	0.70	1.05
U.S. Government Money Market Fund	n/a	0.21	0.51	0.59	0.45	0.70	1.05
U.S. Treasury Plus Money Market Fund	n/a	0.21	0.51	0.59	0.45	0.70	1.05
Federal Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	1.05
Tax Free Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	n/a
Municipal Money Market Fund	1.00	0.21	n/a	0.59	0.45	0.70	1.05

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	119

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

The contractual expense limitation agreements were in effect for the six months ended August 31, 2011. The expense limitation percentages in the table above are in place until at least June 30, 2012. In addition, the Funds’ service providers have voluntarily waived fees during the six months ended August 31, 2011. However, the Funds’ service providers are under no obligation to do so and may discontinue such voluntary waivers at any time.

For the six months ended August 31, 2011, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expects the Funds to repay any such waived fees and reimbursed expenses in future years.

Contractual Waivers
Shareholder Servicing
Prime Money Market Fund	$21,576
Liquid Assets Money Market Fund	2,381
U.S. Government Money Market Fund	11,330
U.S. Treasury Plus Money Market Fund	2,412
Federal Money Market Fund	1,802
100% U.S. Treasury Securities Money Market Fund	3,280
Tax Free Money Market Fund	3,875
Municipal Money Market Fund	945

	Voluntary Waivers
	Investment Advisory	Administration	Shareholder Servicing	Distribution	Total
Prime Money Market Fund	$—	$—	$11,822	$8,572	$20,394
Liquid Assets Money Market Fund	—	—	4,350	4,386	8,736
U.S. Government Money Market Fund	7,634	5	22,737	2,817	33,193
U.S. Treasury Plus Money Market Fund	3,285	413	7,885	2,396	13,979
Federal Money Market Fund	1,297	49	2,344	128	3,818
100% U.S. Treasury Securities Money Market Fund	5,922	1,599	8,028	804	16,353
Tax Free Money Market Fund	500	—	11,138	9,452	21,090
Municipal Money Market Fund	—	—	1,392	6,102	7,494

G. Other — Certain officers of the Trusts are affiliated with the Advisor, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statements of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended August 31, 2011, certain Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Funds may use related party broker/dealers. For the six months ended August 31, 2011, the Funds did not incur any brokerage commissions with broker/dealers affiliated with the Advisor.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. Class Specific Expenses

The Funds’ class specific expenses for the six months ended August 31, 2011 were as follows (amounts in thousands):

	Distribution	Shareholder Servicing
Prime Money Market Fund
Class B	$14	$5
Class C	43	14
Agency	—	8,713
Capital	—	18,084
Cash Management	1,398	839
Direct	—	1,180
Eagle Class	1,422	1,707

120	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

	Distribution		Shareholder Servicing
Institutional Class	$—		$15,449
Investor	—		934
Morgan	—		5,018
Premier	—		5,853
Reserve	2,130		2,556
Service	3,585		1,793

	$8,592		$62,145

Liquid Assets Money Market Fund
Class B	$30		$10
Class C	1,498		499
Agency	—		210
Capital	—		588
E*Trade	593		296
Institutional Class	—		1,336
Investor	—		887
Morgan	1,469		5,140
Premier	—		265
Reserve	355		427
Service	602		301

	$4,547		$9,959

U.S. Government Money Market Fund
Agency	$—		$5,450
Capital	—		7,373
Direct	—		322
Institutional Class	—		4,770
Investor	—		6,993
Morgan	1,051		3,677
Premier	—		6,866
Reserve	52		63
Service	1,739		869

	$2,842		$36,383

U.S. Treasury Plus Money Market Fund
Agency	$—		$1,239
Class B	2		1
Class C	666		222
Direct	—		1,248
Institutional Class	—		2,844
Investor	—		816
Morgan	399		1,397
Premier	—		1,019
Reserve	1,337		1,605
Service	—	(a)	—	(a)

	$2,404		$10,391

Federal Money Market Fund
Agency	$—		$781
Institutional Class	—		2,165
Morgan	118		411
Premier	—		830
Reserve	10		12

	$128		$4,199

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	121

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

	Distribution		Shareholder Servicing
100% U.S. Treasury Securities Money Market Fund
Agency	$—		$1,258
Capital	—		1,589
Institutional Class	—		3,489
Morgan	753		2,636
Premier	—		2,275
Reserve	50		60
Service	—	(a)	—	(a)

	$803		$11,307

Tax Free Money Market Fund
Agency	$—		$590
Direct	—		—	(a)
Eagle Class	1,366		1,639
Institutional Class	—		4,984
Morgan	223		781
Premier	—		3,728
Reserve	7,860		9,432

	$9,449		$21,154

Municipal Money Market Fund
Agency	$—		$52
E*Trade	5,073		2,536
Institutional Class	—		401
Morgan	151		530
Premier	—		167
Reserve	84		100
Service	863		432

	$6,171		$4,218

(a)	Amount rounds to less than $1,000.

5. Borrowings

The Funds rely upon an exemptive order (“Order”) permitting the establishment and operation of an Interfund Lending Facility (“Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund Loan Rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because they are investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 15, 2011.

As of August 31, 2011, the Liquid Assets Money Market Fund had no outstanding loans to another fund. Average loans for the six months ended August 31, 2011, were as follows (amounts in thousands):

	Average Loans	Average Number of Days Outstanding	Interest Earned
Liquid Assets Money Market Fund	$10,952	1	$1

Interest earned, if any, as a result of lending money to another fund as of August 31, 2011 is included in Income from interfund lending (net) in the Statements of Operations.

122	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at August 31, 2011, or at any time during the six months then ended.

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates in the Statements of Operations.

6. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

One or more affiliates of the Advisor have investment discretion with respect to their clients’ holdings in the Funds, which collectively represent a significant portion of the Funds’ outstanding shares for Federal Money Market Fund, 100% U.S. Treasury Securities Money Market Fund and Tax Free Money Market Fund.

In addition, Liquid Assets Money Market Fund, Municipal Money Market Fund and Tax Free Money Market Fund each have a shareholder or shareholders, which are accounts maintained by a financial intermediaries on behalf of its clients, that own significant portions of the Funds’ outstanding shares.

Significant shareholder transactions, if any, may impact the Funds’ performance.

The Municipal Money Market Fund and Tax Free Money Market Fund invest substantially all of their assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. An issuer’s ability to meet its payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. These securities generally have features that preserve their eligibility for investment under Rule 2a-7 under the 1940 Act without relying on the ratings or solvency of such bond insurers. The value of these investments may be impacted by changes to bond insurers’ ratings and the Municipal Money Market Fund’s and Tax Free Money Market Fund’s ability to collect principal and interest, in the event of an issuer’s default, may be limited if the private insurer does not have the wherewithal to satisfy its obligation.

The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers cannot repay their loans.

7. Legal Matters

Prior to becoming an affiliate of JPMorgan, on June 29, 2004, Banc One Investment Advisors Corporation (“BOIA”) subsequently known as JPMorgan Investment Advisors Inc. (“JPMIA”), entered into agreements with the SEC (the “SEC order”) and the New York Attorney General (“NYAG settlement”) in resolution of investigations conducted by the SEC and the NYAG into market timing of certain One Group mutual funds advised by BOIA which were series of One Group Mutual Funds, possible late trading of certain of these funds and related matters. JPMIA was investment advisor to certain of the Funds until January 1, 2010. Effective January 1, 2010, JPMIA transferred its investment advisory business to JPMIM and JPMIM became investment advisor to such Funds. Under the terms of the SEC Order and the NYAG settlement, BOIA agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which has been distributed to certain current and former shareholders of certain funds. Pursuant to the NYAG settlement, BOIA reduced its management fee for certain funds in the aggregate amount of approximately $8 million annually (based on assets under management as of June 30, 2004) over a five year period from September 27, 2004 through September 27, 2009.

In addition to the matters involving the SEC and NYAG, various lawsuits were filed by private plaintiffs in connection with these circumstances in various state and federal courts. These actions were transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. The plaintiffs filed consolidated amended complaints, naming as defendants, among others, BOIA, Bank One Corporation and JPMorgan, One Group Services Company (the former distributor of One Group Mutual Funds), certain officers of One Group Mutual Funds and BOIA, and former Trustees.

As of June 14, 2006, all claims against One Group Mutual Funds and current and former trustees were dismissed by the United States District Court in Maryland. Certain claims against BOIA and its affiliates were also dismissed. The Court approved a settlement resolving all remaining claims in the litigation in Maryland.

JPM II, any series thereof, the JPMorgan Prime Money Market Fund and the JPMorgan 100% U.S. Treasury Securities Money Market Fund will be reimbursed for all costs associated with these matters to ensure that they incur no expense as it relates to the matters described above. A portion of these reimbursements may be from related parties.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	123

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, March 1, 2011, and continued to hold your shares at the end of the reporting period, August 31, 2011.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value March 1, 2011	Ending Account Value, August 31, 2011	Expenses Paid During March 1, 2011 to August 31, 2011*	Annualized Expense Ratio
Prime Money Market Fund
Class B
Actual	$1,000.00	$1,000.10	$1.41	0.28%
Hypothetical	1,000.00	1,023.73	1.42	0.28
Class C
Actual	1,000.00	1,000.10	1.41	0.28
Hypothetical	1,000.00	1,023.73	1.42	0.28
Agency
Actual	1,000.00	1,000.10	1.31	0.26
Hypothetical	1,000.00	1,023.83	1.32	0.26
Capital
Actual	1,000.00	1,000.50	0.91	0.18
Hypothetical	1,000.00	1,024.23	0.92	0.18
Cash Management
Actual	1,000.00	1,000.10	1.36	0.27
Hypothetical	1,000.00	1,023.78	1.37	0.27
Direct
Actual	1,000.00	1,000.10	1.36	0.27
Hypothetical	1,000.00	1,023.78	1.37	0.27
Eagle
Actual	1,000.00	1,000.10	1.41	0.28
Hypothetical	1,000.00	1,023.73	1.42	0.28
Institutional Class
Actual	1,000.00	1,000.40	1.06	0.21
Hypothetical	1,000.00	1,024.08	1.07	0.21
Investor
Actual	1,000.00	1,000.10	1.36	0.27
Hypothetical	1,000.00	1,023.78	1.37	0.27

124	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

	Beginning Account Value March 1, 2011	Ending Account Value, August 31, 2011	Expenses Paid During March 1, 2011 to August 31, 2011*	Annualized Expense Ratio
Prime Money Market Fund (continued)
Morgan
Actual	$1,000.00	$1,000.10	$1.41	0.28%
Hypothetical	1,000.00	1,023.73	1.42	0.28
Premier
Actual	1,000.00	1,000.10	1.41	0.28
Hypothetical	1,000.00	1,023.73	1.42	0.28
Reserve
Actual	1,000.00	1,000.10	1.41	0.28
Hypothetical	1,000.00	1,023.73	1.42	0.28
Service
Actual	1,000.00	1,000.10	1.36	0.27
Hypothetical	1,000.00	1,023.78	1.37	0.27

Liquid Assets Money Market Fund
Class B
Actual	1,000.00	1,000.10	1.46	0.29
Hypothetical	1,000.00	1,023.68	1.48	0.29
Class C
Actual	1,000.00	1,000.10	1.41	0.28
Hypothetical	1,000.00	1,023.73	1.42	0.28
Agency
Actual	1,000.00	1,000.20	1.31	0.26
Hypothetical	1,000.00	1,023.83	1.32	0.26
Capital
Actual	1,000.00	1,000.60	0.91	0.18
Hypothetical	1,000.00	1,024.23	0.92	0.18
E*Trade
Actual	1,000.00	1,000.30	1.21	0.24
Hypothetical	1,000.00	1,023.93	1.22	0.24
Institutional Class
Actual	1,000.00	1,000.40	1.06	0.21
Hypothetical	1,000.00	1,024.08	1.07	0.21
Investor
Actual	1,000.00	1,000.10	1.41	0.28
Hypothetical	1,000.00	1,023.73	1.42	0.28
Morgan
Actual	1,000.00	1,000.10	1.41	0.28
Hypothetical	1,000.00	1,023.73	1.42	0.28
Premier
Actual	1,000.00	1,000.10	1.41	0.28
Hypothetical	1,000.00	1,023.73	1.42	0.28
Reserve
Actual	1,000.00	1,000.10	1.41	0.28
Hypothetical	1,000.00	1,023.73	1.42	0.28
Service
Actual	1,000.00	1,000.10	1.41	0.28
Hypothetical	1,000.00	1,023.73	1.42	0.28

U.S. Government Money Market Fund
Agency
Actual	1,000.00	1,000.00	0.75	0.15
Hypothetical	1,000.00	1,024.38	0.76	0.15
Capital
Actual	1,000.00	1,000.10	0.70	0.14
Hypothetical	1,000.00	1,024.43	0.71	0.14

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	125

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value March 1, 2011	Ending Account Value, August 31, 2011	Expenses Paid During March 1, 2011 to August 31, 2011*	Annualized Expense Ratio
U.S. Government Money Market Fund (continued)
Direct
Actual	$1,000.00	$1,000.00	$0.70	0.14%
Hypothetical	1,000.00	1,024.43	0.71	0.14
Institutional Class
Actual	1,000.00	1,000.00	0.75	0.15
Hypothetical	1,000.00	1,024.38	0.76	0.15
Investor
Actual	1,000.00	1,000.00	0.70	0.14
Hypothetical	1,000.00	1,024.43	0.71	0.14
Morgan
Actual	1,000.00	1,000.00	0.75	0.15
Hypothetical	1,000.00	1,024.38	0.76	0.15
Premier
Actual	1,000.00	1,000.00	0.70	0.14
Hypothetical	1,000.00	1,024.43	0.71	0.14
Reserve
Actual	1,000.00	1,000.00	0.85	0.17
Hypothetical	1,000.00	1,024.28	0.87	0.17
Service
Actual	1,000.00	1,000.00	0.70	0.14
Hypothetical	1,000.00	1,024.43	0.71	0.14

U.S. Treasury Plus Money Market Fund
Class B
Actual	1,000.00	1,000.00	0.50	0.10
Hypothetical	1,000.00	1,024.63	0.51	0.10
Class C
Actual	1,000.00	1,000.00	0.50	0.10
Hypothetical	1,000.00	1,024.63	0.51	0.10
Agency
Actual	1,000.00	1,000.00	0.50	0.10
Hypothetical	1,000.00	1,024.63	0.51	0.10
Direct
Actual	1,000.00	1,000.00	0.50	0.10
Hypothetical	1,000.00	1,024.63	0.51	0.10
Institutional Class
Actual	1,000.00	1,000.00	0.50	0.10
Hypothetical	1,000.00	1,024.63	0.51	0.10
Investor
Actual	1,000.00	1,000.00	0.50	0.10
Hypothetical	1,000.00	1,024.63	0.51	0.10
Morgan
Actual	1,000.00	1,000.00	0.55	0.11
Hypothetical	1,000.00	1,024.58	0.56	0.11
Premier
Actual	1,000.00	1,000.00	0.55	0.11
Hypothetical	1,000.00	1,024.58	0.56	0.11
Reserve
Actual	1,000.00	1,000.00	0.55	0.11
Hypothetical	1,000.00	1,024.58	0.56	0.11
Service
Actual	1,000.00	1,000.00	0.50	0.10
Hypothetical	1,000.00	1,024.63	0.51	0.10

126	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

	Beginning Account Value March 1, 2011	Ending Account Value, August 31, 2011	Expenses Paid During March 1, 2011 to August 31, 2011*	Annualized Expense Ratio
Federal Money Market Fund
Agency
Actual	$1,000.00	$1,000.00	$0.65	0.13%
Hypothetical	1,000.00	1,024.48	0.66	0.13
Institutional Class
Actual	1,000.00	1,000.00	0.65	0.13
Hypothetical	1,000.00	1,024.48	0.66	0.13
Morgan
Actual	1,000.00	1,000.00	0.65	0.13
Hypothetical	1,000.00	1,024.48	0.66	0.13
Premier
Actual	1,000.00	1,000.00	0.65	0.13
Hypothetical	1,000.00	1,024.48	0.66	0.13
Reserve
Actual	1,000.00	1,000.00	0.60	0.12
Hypothetical	1,000.00	1,024.53	0.61	0.12

100% U.S. Treasury Securities Money Market Fund
Agency
Actual	1,000.00	1,000.00	0.40	0.08
Hypothetical	1,000.00	1,024.73	0.41	0.08
Capital
Actual	1,000.00	1,000.00	0.35	0.07
Hypothetical	1,000.00	1,024.78	0.36	0.07
Institutional Class
Actual	1,000.00	1,000.00	0.40	0.08
Hypothetical	1,000.00	1,024.73	0.41	0.08
Morgan
Actual	1,000.00	1,000.00	0.40	0.08
Hypothetical	1,000.00	1,024.73	0.41	0.08
Premier
Actual	1,000.00	1,000.00	0.40	0.08
Hypothetical	1,000.00	1,024.73	0.41	0.08
Reserve
Actual	1,000.00	1,000.00	0.40	0.08
Hypothetical	1,000.00	1,024.73	0.41	0.08
Service
Actual	1,000.00	1,000.00	0.40	0.08
Hypothetical	1,000.00	1,024.73	0.41	0.08

Tax Free Money Market Fund
Agency
Actual	1,000.00	1,000.10	1.11	0.22
Hypothetical	1,000.00	1,024.03	1.12	0.22
Direct
Actual	1,000.00	1,000.00	1.16	0.23
Hypothetical	1,000.00	1,023.98	1.17	0.23
Eagle
Actual	1,000.00	1,000.10	1.16	0.23
Hypothetical	1,000.00	1,023.98	1.17	0.23
Institutional Class
Actual	1,000.00	1,000.20	0.96	0.19
Hypothetical	1,000.00	1,024.18	0.97	0.19
Morgan
Actual	1,000.00	1,000.00	1.21	0.24
Hypothetical	1,000.00	1,023.93	1.22	0.24

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	127

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value March 1, 2011	Ending Account Value, August 31, 2011	Expenses Paid During March 1, 2011 to August 31, 2011*	Annualized Expense Ratio
Tax Free Money Market Fund (continued)
Premier
Actual	$1,000.00	$1,000.00	$1.21	0.24%
Hypothetical	1,000.00	1,023.93	1.22	0.24
Reserve
Actual	1,000.00	1,000.00	1.16	0.23
Hypothetical	1,000.00	1,023.98	1.17	0.23

Municipal Money Market Fund
Agency
Actual	1,000.00	1,000.30	1.31	0.26
Hypothetical	1,000.00	1,023.83	1.32	0.26
E*Trade
Actual	1,000.00	1,000.10	1.56	0.31
Hypothetical	1,000.00	1,023.58	1.58	0.31
Institutional Class
Actual	1,000.00	1,000.60	1.06	0.21
Hypothetical	1,000.00	1,024.08	1.07	0.21
Morgan
Actual	1,000.00	1,000.00	1.61	0.32
Hypothetical	1,000.00	1,023.53	1.63	0.32
Premier
Actual	1,000.00	1,000.00	1.61	0.32
Hypothetical	1,000.00	1,023.53	1.63	0.32
Reserve
Actual	1,000.00	1,000.00	1.56	0.31
Hypothetical	1,000.00	1,023.58	1.58	0.31
Service
Actual	1,000.00	1,000.00	1.61	0.32
Hypothetical	1,000.00	1,023.53	1.63	0.32

*	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

128	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited)

The Board of Trustees meets regularly throughout the year and considers factors that are relevant to its annual consideration of investment advisory agreements at each meeting. The Board of Trustees has established various standing committees, composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment subcommittees (money market and alternative products, equity, and fixed income) also meet for the specific purpose of considering advisory contract annual renewals. The Board of Trustees held meetings in person in June and August 2011, at which the Trustees considered the continuation of each of the investment advisory agreements for the Funds whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment subcommittees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment subcommittee reported to the full Board, which then considered the investment subcommittee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreements or any of their affiliates, approved the continuation of each Advisory Agreement on August 25, 2011.

The Trustees, as part of their review of the investment advisory arrangements for the Funds, considered and reviewed performance and other information received from the Advisor on a regular basis over the course of the year, as well as information specifically prepared for their annual review. This information includes the Funds’ performance compared to the performance of the Funds’ peers and benchmarks and analyses by the Advisor of the Funds’ performance. In addition, the Trustees have engaged an independent consultant to report on the performance of certain funds at each of the Trustees’ regular meetings. The Advisor also periodically provides comparative information regarding the Funds’ expense ratios and those of the peer groups. In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Advisor, including, with respect to certain Funds, performance and expense information compiled by Lipper Inc. (“Lipper”), an independent provider of investment company data. The independent consultant also provided additional analyses of the performance of certain funds with greater than two years of performance history in connection with the Trustees’ review of the investment advisory arrangements. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Agreements with representatives of the Advisor and with counsels to the Trust and independent Trustees and received a memorandum from independent counsel to the Trustees discussing the legal standards for their consideration of the proposed approval. The Trustees also discussed the proposed approvals in executive sessions with counsels to the Trust and independent Trustees at which no representatives of the Advisor were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement.

In their deliberations, there was a comprehensive consideration of the information received by the Trustees. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation to be received by the Advisor from each Fund under the applicable Advisory Agreement was fair and reasonable and that the continuance of the investment advisory contract was in the best interests of each Fund and its shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Advisor

The Trustees received and considered information regarding the nature, extent and quality of the services provided to each Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Advisor’s senior management and the expertise of, and the amount of attention given to each Fund by, investment personnel of the Advisor. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team. The Trustees also considered information provided by the Advisor and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of each Fund. The Trustees also reviewed information relating to the Advisor’s risk governance model and reports showing the Advisor’s ongoing compliance processes and structures. The quality of the administrative services provided by JPMorgan Funds Management, Inc. (“JPMFM”), an affiliate of the Advisor, was also considered.

The Board of Trustees also considered its knowledge of the nature and quality of the services provided by the Advisor to the Funds gained from their experience as Trustees of the Funds. In addition, they considered the overall reputation and capabilities of the Advisor and its affiliates, the commitment of the Advisor to provide high quality service to the Funds, their overall confidence in the Advisor’s integrity and the Advisor’s responsiveness to concerns raised by them, including the Advisor’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	129

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

Based on these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by the Advisor.

Costs of Services Provided and Profitability to the Advisor and its Affiliates

The Trustees received and considered information regarding the profitability to the Advisor and its affiliates in providing services to each of the Funds. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Advisor’s determination of its and its affiliates revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Advisor. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on their review, the Trustees concluded that the profitability to the Advisor of each of the Advisory Agreements was not unreasonable in light of the services and benefits provided to each Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Advisor and its affiliates as a result of their relationship with the Funds. The Board considered that the Advisor does not currently use third-party soft dollar arrangements with respect to securities transactions it executes for these Funds.

The Trustees also considered that JPMFM and JPMDS, affiliates of the Advisor, earn fees from the Funds for providing administrative and shareholder services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Advisor. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting, and other related services.

Economies of Scale

The Trustees noted that the proposed investment advisory fee schedule for each Fund does not contain breakpoints. The Trustees considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the fee waivers and expense limitations that the Advisor has in place that serve to limit the overall net expense ratio at competitive levels. The Trustees also recognized that the fee schedule for the administrative services provided by JPMFM does include a fee breakpoint, which is tied to the overall level of money market assets or non-money market fund assets excluding funds-of-funds, as applicable, advised by the Advisor, and that the Funds would benefit from that breakpoint. The Trustees concluded that shareholders benefited from the lower expense ratios which resulted from these factors.

Independent Written Evaluation of the Funds’ Senior Officer/Chief Compliance Officer

The Trustees noted that, upon their direction, the Senior Officer for the Prime Money Market Fund, Liquid Assets Money Market Fund, U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund, 100% U.S. Treasury Securities Money Market Fund and Municipal Money Market Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.

The Trustees noted that, upon their direction, the Chief Compliance Officer for the Federal Money Market Fund and Tax Free Money Market Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreements.

Fees Relative to Advisor’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Advisor for investment management styles substantially similar to that of each Fund. The Trustees also considered the complexity of investment management for the Funds relative to the Advisor’s other clients and the differences in the nature and extent of the services provided to the different clients. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Advisor’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance for Funds which had at least one full year of performance at the time of the review in a report prepared by Lipper. The Trustees considered the total return performance information, which included the ranking of those Funds which had at least one full year of performance at the time of the review within a performance universe made up of funds with the same Lipper investment classification and objective

130	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

(the “Universe Group”) by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Lipper’s methodology for selecting mutual funds in each Fund’s Universe Group. The Lipper materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Advisor. The Lipper performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:

The Trustees noted that the Prime Money Market Fund’s performance was in the second, first and first quintiles for Institutional shares, in the third, second and first quintiles for Morgan shares for the one-, three-, and five-year periods ended December 31, 2010, respectively, and in the fourth quintile for the Service shares for the one-year period ended December 31, 2010. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and other factors, concluded that the performance was reasonable.

The Trustees noted that the Liquid Assets Money Market Fund’s performance was in the first quintile for Institutional shares, in the second quintile for Morgan shares, and in the third, fifth and fifth quintiles for the Service shares for the one-, three-, and five-year periods ended December 31, 2010, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and other factors, concluded that the performance was reasonable.

The Trustees noted that the U.S. Government Money Market Fund’s performance was in the first quintile for Institutional shares, in the second quintile for Morgan shares, and in the second, fifth and fifth quintiles for the Service shares for the one-, three-, and five-year periods ended December 31, 2010, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and other factors, concluded that the performance was reasonable.

The Trustees noted that the U.S. Treasury Plus Money Market Fund’s performance was in the first quintile for Institutional shares, in the first, second and first quintiles for Morgan shares for the one-, three-, and five-year periods ended December 31, 2010, respectively, and in the second quintile for the Service shares for the one-year period ended December 31, 2010. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and other factors, concluded that the performance was reasonable.

The Trustees noted that the Federal Money Market Fund’s performance was in the first quintile for Institutional shares and in the second quintile for Morgan shares for the one-, three-, and five-year periods ended December 31, 2010, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and other factors, concluded that the performance was reasonable.

The Trustees noted that the 100% U.S. Treasury Securities Money Market Fund’s performance was in the second, second and third quintiles for Institutional shares, in the first, second and second quintiles for Morgan shares for the one-, three-, and five-year periods ended December 31, 2010, respectively, and in the second quintile for the Service shares for the one-year period ended December 31, 2010. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and other factors, concluded that the performance was reasonable.

The Trustees noted that the Tax Free Money Market Fund’s performance was in the first, third and second quintiles for Institutional shares and in the second, fourth and third quintiles for Morgan shares for the one-, three-, and five-year periods ended December 31, 2010, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and other factors, concluded that the performance was reasonable.

The Trustees noted that the Municipal Money Market Fund’s performance was in the first quintile for Institutional shares, in the second, third, and second quintile for Morgan shares, and in the fourth, fifth and fifth quintiles for the Service shares for the one-, three-, and five-year periods ended December 31, 2010, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and other factors, concluded that the performance was reasonable.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by each Fund to the Advisor and compared that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as each Fund. The Trustees recognized that Lipper reported each Fund’s management fee rate as the combined contractual advisory fee and the administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund. The Trustees considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking into account any waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	131

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

determination as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:

The Trustees noted that the Prime Money Market Fund’s net advisory fees for Institutional, Morgan and Service Class shares were in the third, second and third quintiles, respectively, and that the actual total expenses for Institutional, Morgan and Service Class shares were in the second, fifth and fifth quintiles of their Universe Group, respectively. After considering the factors identified above and additional voluntary fee waivers as a result of the ongoing low interest rate environment, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Liquid Assets Money Market Fund’s net advisory fees for the Institutional, Morgan and Service Class shares were in the third, second and third quintiles, respectively. The Trustees also noted that the actual total expenses were in the second, fifth, and fifth quintiles of their Universe Group for the Institutional, Morgan, and Service Class shares, respectively,. After considering the factors identified above and additional voluntary fee waivers as a result of the ongoing low interest rate environment, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the U.S. Government Money Market Fund’s net advisory fee for the Institutional, Morgan and Service Class shares was in the third quintile and that the actual total expenses were in the third, fifth and fifth quintiles for the Institutional, Morgan, and Service Class Shares of their respective Universe Group. After considering the factors identified above and additional voluntary fee waivers as a result of the ongoing low interest rate environment, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the U.S. Treasury Plus Money Market Fund’s net advisory fee for the Institutional, Morgan and Service Class shares was in the fourth quintile and that the actual total expenses were in the fourth, fifth and fifth quintiles of their Universe Group for the Institutional, Morgan and Service Class shares, respectively. After considering the factors identified above and additional voluntary fee waivers as a result of the ongoing low interest rate environment, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Federal Money Market Fund’s net advisory fee for both Institutional and Morgan Class shares was in the third quintile and that the actual total expenses were in the third and fifth quintiles of their Universe Group for the Institutional and Morgan Class shares, respectively. After considering the factors identified above and additional voluntary fee waivers as a result of the ongoing low interest rate environment, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the 100% U.S. Treasury Securities Money Market Fund’s net advisory fee was in the fourth quintile for the Institutional, Morgan and Service Class shares, and that the actual total expenses for the Institutional, Morgan and Service Class shares were all in the fifth quintiles of their respective Universe Group. After considering the factors identified above and additional voluntary fee waivers as a result of the ongoing low interest rate environment, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Tax Free Money Market Fund’s net advisory fee for both Institutional and Morgan Class shares was in the second quintile and that the actual total expenses for the Institutional and Morgan Class shares were in the first and fourth quintiles of their respective Universe Group. After considering the factors identified above and additional voluntary fee waivers as a result of the ongoing low interest rate environment, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Municipal Money Market Fund’s net advisory fee for the Institutional, Morgan and Service Class shares was in the second quintile and that the actual total expenses for Institutional, Morgan, and Service Class shares were in the first, fourth, and fifth quintiles of their respective Universe Group. After considering the factors identified above and additional voluntary fee waivers as a result of the ongoing low interest rate environment, the Trustees concluded that the advisory fees were reasonable.

132	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) and a description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Advisor. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2011. All rights reserved. August 2011.	SAN-MMKT-811

Semi-Annual Report

J.P. Morgan Money Market Funds

August 31, 2011 (Unaudited)

JPMorgan California Municipal Money Market Fund

JPMorgan Michigan Municipal Money Market Fund

JPMorgan New York Municipal Money Market Fund

JPMorgan Ohio Municipal Money Market Fund

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although a Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on conditions through the end of the reporting period and are subject to change without notice based on market and other conditions. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

SEPTEMBER 23, 2011 (Unaudited)

Dear Shareholder:

For many investors, the main concern appears to be whether the market volatility witnessed this summer will continue into the winter.

As we enter the last quarter of 2011, concerns about softening economic data and the deteriorating debt situation in Europe continue to persist. Although we are encouraged that corporate earnings and industrial production have continued to grow, the markets suggest that investors still lack confidence in both the U.S. and Europe’s ability to address their respective economic and debt issues.

“For many investors, the main concern appears to be whether the market volatility witnessed this summer will continue into the winter.”

Investors flee stocks as global growth concerns mount

Concerns about the U.S. debt ceiling crisis, the credit downgrade of U.S.-issued debt, softer economic data and contagion from the European debt crisis triggered heightened volatility and a significant market downturn. In early August, all three major U.S. stock indices experienced their worst one-day performance since December 1, 2008, while the S&P 500 Index posted its worst weekly decline since March 2009 and fell 5.4% in the month of August. As of the end of the six-month reporting period ended August 31, 2011, the S&P 500 Index was at a level of 1,219, a decrease of 7.2% from six months earlier.

U.S. Treasuries rally as growth concerns fuel equity sell-off

Despite historically low yields and a credit downgrade, investors continued to invest in U.S. Treasury securities, as concerns about global economic growth and the Euro zone’s debt problems fueled a heavy rotation out of stocks and into U.S. Treasury securities. At one point, 10-year U.S. Treasury yields dipped below 2.2%, its lowest level since 1950. The yield on the 10-year U.S. Treasury declined from 3.4% to 2.2% as of the end of the six-month reporting period ended August 31, 2011, while the yield on the 2-year Treasury dipped from 0.7% to 0.2%. Meanwhile, the yield on the 30-year U.S. Treasury bond also fell from 4.5% to 3.6% as of the end of the same period.

The European debt crisis — how deep?

The seemingly interminable European sovereign debt crisis continues to impact global markets. Both European governments and the European Central Bank (ECB) have made attempts to calm financial markets with low-interest loans to Greece and limited ECB purchases of sovereign debt. However, many investors remain skeptical about the rescue attempts and concerns about the crisis persist and will likely continue to contribute to market volatility.

As always, we encourage investors to be mindful of the impact of continued market uncertainty and unexpected risks on the economy by taking a balanced and diversified approach to investing.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

Sincerely yours,

George C.W. Gatch

CEO, Investment Management Americas

J.P. Morgan Asset Management

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	1

JPMorgan California Municipal Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited)

Objective	Aims to provide the highest possible level of current income which is exempt from federal and California personal income taxes, while still preserving capital and maintaining liquidity*
Primary Investment	California short-term municipal obligations
Suggested investment time frame	Short-term
Share classes offered	E*Trade, Morgan and Service
Net Assets as of 8/31/2011	$1.3 Billion
Weighted Average Maturity^	23 days
Weighted Average Life^^	23 days

MATURITY SCHEDULE**^
1 day	6.4%
2–7 days	80.2
8–30 days	3.6
31–60 days	1.8
91–180 days	3.9
181+ days	4.1

7-DAY SEC YIELD (1)
E*Trade Shares	0.01%
Morgan Shares	0.00
Service Shares	0.00

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
(1)	The yields for E*Trade Shares, Morgan Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.84)%, (0.38)% and (0.83)% for E*Trade Shares, Morgan Shares and Service shares, respectively.
*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages based on total value of investments as of August 31, 2011.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan California Municipal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

2	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

JPMorgan Michigan Municipal Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited)

Objective	Seeks as high a level of current interest income exempt from federal income tax and Michigan personal income tax as is consistent with capital preservation and stability of principal*
Primary Investment	High-quality short-term municipal securities issued in Michigan, which provide tax-exempt income
Suggested investment time frame	Short-term
Share classes offered	Morgan, Premier and Reserve
Net Assets as of 8/31/2011	$181.0 Million
Weighted Average Maturity^.	23 days
Weighted Average Life^^	23 days

MATURITY SCHEDULE**^
1 day	18.4%
2–7 days	74.9
181+ days	6.7

7-DAY SEC YIELD (1)
Morgan Shares	0.00%
Premier Shares	0.00
Reserve Shares	0.00

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
(1)	The yields for Morgan Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.38)%, (0.23)% and (0.48)% for Morgan Shares, Premier Shares and Reserve Shares, respectively.
*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages based on total value of investments as of August 31, 2011.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Michigan Municipal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	3

JPMorgan New York Municipal Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited)

Objective	Aims to provide the highest possible level of current income which is excluded from gross income and exempt from New York State and New York City personal income taxes, while still preserving capital and maintaining liquidity*
Primary Investment	New York short-term municipal obligations
Suggested investment time frame.	Short-term
Share classes offered	E*Trade, Morgan, Reserve and Service
Net Assets as of 8/31/2011	$1.4 Billion
Weighted Average Maturity^	30 days
Weighted Average Life^^	30 days

MATURITY SCHEDULE**^
1 day	2.7%
2–7 days	85.5
8–30 days	0.5
31–60 days	1.4
61–90 days	1.0
91–180 days	2.8
181+ days	6.1

7-DAY SEC YIELD (1)
E*Trade Shares	0.01%
Morgan Shares	0.00
Reserve Shares	0.00
Service Shares	0.00

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
(1)	The yields for E*Trade Shares, Morgan Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.78)%, (0.32)%, (0.42)% and (0.77)% for E*Trade Shares, Morgan Shares, Reserve Shares and Service Shares, respectively.
*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages based on total value of investments as of August 31, 2011.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan New York Municipal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

4	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

JPMorgan Ohio Municipal Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited)

Objective	Seeks as high a level of current interest income exempt from federal income tax and Ohio personal income tax as is consistent with capital preservation and stability of principal*
Primary Investment	High-quality short-term municipal securities issued in Ohio, which provide tax-exempt income
Suggested investment time frame	Short-term
Share classes offered	Morgan, Premier, Reserve and Service
Net Assets as of 8/31/2011	$68.8 Million
Weighted Average Maturity^	12 days
Weighted Average Life^^	12 days

MATURITY SCHEDULE**^
1 day	17.4%
2–7 days	76.4
31–60 days	1.9
91–180 days	1.4
181+ days	2.9

7-DAY SEC YIELD (1)
Morgan Shares	0.00%
Premier Shares	0.00
Reserve Shares	0.00
Service Shares	0.00

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
(1)	The yields for Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.40)%, (0.25)%, (0.50)% and (0.85)% for Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.
*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages based on total value of investments as of August 31, 2011.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Ohio Municipal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	5

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

Commercial Paper — 14.1% (n)
	California — 14.1%
	California State Department of Water Resources,
12,275	0.190%, 09/08/11	12,275
15,435	0.230%, 09/29/11	15,435
8,099	0.270%, 09/08/11	8,099
	California Statewide Communities Development Authority,
10,000	0.280%, 02/10/12	10,000
20,000	0.310%, 02/16/12	20,000
10,000	0.350%, 10/04/11	10,000
9,500	Los Angeles County Metropolitan Transportation Authority, 0.180%, 09/08/11	9,500
12,500	Regents of the University of California, 0.110%, 10/06/11	12,500
20,000	San Diego County Water Authority, 0.200%, 09/01/11	20,000
12,350	San Gabriel Valley Council of Governments, 0.240%, 09/01/11	12,350
	State of California,
24,023	0.280%, 09/06/11	24,023
25,000	0.300%, 09/01/11	25,000

	Total Commercial Paper (Cost $179,182)	179,182

Daily Demand Notes — 3.9%
	California — 3.9%
3,500	California Health Facilities Financing Authority, Hospital, Adventist Health System, Series B, Rev., VRDO , LOC: Wells Fargo Bank N.A., 0.060%, 09/01/11	3,500
	City of Irvine, Improvement Bond Act of 1915, District No. 03-19, Special Assessment,
138	Series A, VRDO, LOC: U.S. Bank N.A., 0.130%, 09/01/11	138
516	Series B, VRDO, LOC: U.S. Bank N.A., 0.130%, 09/01/11	516
26,925	City of Irvine, Improvement Bond Act of 1915, District No. 04-20, Limited Obligation Assessment, Series B, Rev., VRDO, LOC: KBC Bank N.V., 0.230%, 09/01/11	26,925
6,569	City of Irvine, Improvement Bond Act of 1915, District No. 07-22, Limited Obligation Assessment, Series A, Rev., VRDO, LOC: KBC Bank N.V., 0.230%, 09/01/11	6,569
3,015	City of Irvine, Improvement Bond Act of 1915, District No. 89-10, Special Assessment, VRDO, LOC: State Street Bank & Trust Co., 0.130%, 09/01/11	3,015
7,500	City of Santa Ana, Multi Modal Town & Country, Rev., VRDO, LOC: KBC Bank N.V., 0.230%, 09/01/11	7,500

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — Continued
1,300	Tustin Unified School District, Community Facilities District No. 07-1, Special Tax, VRDO, LOC: Bank of America N.A., 0.130%, 09/01/11	1,300

	Total Daily Demand Notes (Cost $49,463)	49,463

Monthly Demand Note — 1.6%
	California — 1.6%
20,000	State of California, Series 3281, GO, VRDO, LIQ: Morgan Stanley Municipal Funding, 0.220%, 09/07/11 (e)
	Total Monthly Demand Notes (Cost $20,000)	20,000

Municipal Bonds — 4.1%
	California — 4.1%
6,700	Ceres Unified School District, GO, TRAN, 3.000%, 05/01/12	6,809
5,000	City of Los Angeles, GO, TRAN, 2.500%, 04/30/12	5,071
8,000	City of Oakland, GO, TRAN, 2.000%, 06/29/12	8,106
10,000	Kern County, GO, TRAN, 3.000%, 06/29/12	10,224
5,000	Los Angeles County, Series C, GO, TRAN, 2.500%, 06/29/12	5,086
10,000	County of Riverside, Series B, GO, TRAN, 2.000%, 06/29/12	10,138
1,600	San Bernardino County Transportation Authority, Series A, Rev., 4.000%, 05/01/12	1,639
5,000	South Coast Local Education Agencies, Series A, Rev., TRAN, 2.000%, 06/29/12	5,069

	Total Municipal Bonds (Cost $52,142)	52,142

Semi-Annual Demand Notes — 1.4%
	California — 1.4%
8,330	Deutsche Bank Spears/Lifers Trust Various States, Series DB-324, GO, VRDO, LIQ: Deutsche Bank AG, 0.210%, 09/07/11	8,330
9,725	Wells Fargo Stage Trust, Series 2009- 37C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.190%, 09/07/11 (e)	9,725

	Total Semi-Annual Demand Notes (Cost $18,055)	18,055

Weekly Demand Notes — 69.2%
	California — 69.1%
1,100	Abag Finance Authority for Nonprofit Corps. Housing, Arbors Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.220%, 09/07/11	1,100

SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — Continued
	California — Continued
6,750	Abag Finance Authority for Nonprofit Corps., Branson School, Rev., VRDO, LOC: Northern Trust Co., 0.170%, 09/07/11	6,750
7,400	Abag Finance Authority for Nonprofit Corps., San Francisco Friends School, Rev., VRDO, LOC: Bank of America N.A., 0.280%, 09/07/11	7,400
10,120	Abag Finance Authority for Nonprofit Corps., YMCA San Francisco, Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.240%, 09/07/11	10,120
3,200	Abag Finance Authority for Nonprofit Corps., Zoological Society, Rev., VRDO, LOC: Bank of America N.A., 0.280%, 09/07/11	3,200
3,850	Anaheim Public Financing Authority, Series ROCS-RR-II-R-861, Rev., VRDO, NATL-RE, LIQ: Citibank N.A., 0.240%, 09/07/11	3,850
	Austin Trust,
3,180	Series 2008-1134, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.300%, 09/07/11	3,180
5,315	Series 2008-1154, GO, VRDO, AGM, LIQ: Bank of America N.A., 0.270%, 09/07/11	5,315
6,665	Series 2008-3039X, GO, VRDO, AGM, LIQ: Bank of America N.A., 0.270%, 09/07/11	6,665
8,680	Series 2008-3301, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.300%, 09/07/11	8,680
1,570	Series 2008-3312, GO, VRDO, AGM-CR, NATL-RE, LIQ: Bank of America N.A., 0.300%, 09/07/11	1,570
2,800	Series 2008-3501, GO, VRDO, AGM, LIQ: Bank of America N.A., 0.270%, 09/07/11	2,800
	Barclays Capital Municipal Trust Receipts,
5,200	Series 11B, Rev., VRDO, LIQ: Barclays Bank plc, 0.180%, 09/07/11 (e)	5,200
8,945	Series 23B, Rev., VRDO, LIQ: Barclays Bank plc, 0.190%, 09/07/11 (e)	8,945
3,750	Series 2W, Rev., VRDO, LIQ: Barclays Bank plc, 0.190%, 09/07/11 (e)	3,750
4,700	Series 8B, Rev., VRDO, LIQ: Barclays Bank plc, 0.190%, 09/07/11 (e)	4,700
12,600	Bay Area Toll Authority, California Toll San Francisco Bay Area, Series G-1, Rev., VRDO, LOC: Bank of America N.A., 0.190%, 09/07/11	12,600
1,500	California Economic Development Financing Authority, IDR, Standard Abrasives Manufacturing Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.200%, 09/07/11	1,500

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — Continued
10,300	California Health Facilities Financing Authority, Kaiser Permanente, Series C, Rev., VRDO, 0.130%, 09/07/11	10,300
10,000	California Health Facilities Financing Authority, St. Joseph Health System, Series A, Rev., VRDO, LOC: Union Bank N.A., 0.150%, 09/07/11	10,000
4,620	California Housing Finance Agency, Multi-Family Housing, Mission Apartments, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.190%, 09/07/11	4,620
2,455	California Infrastructure & Economic Development Bank, Jserra Catholic High School, Series C, Rev., VRDO, LOC: Comerica Bank, 0.190%, 09/07/11	2,455
3,120	California Infrastructure & Economic Development Bank, Kruger & Sons, Inc. Project, Rev., VRDO, AMT, LOC: Bank of The West, 0.260%, 09/07/11	3,120
4,745	California Infrastructure & Economic Development Bank, M.A. Silva Corks USA LLC Project, Rev., VRDO, LOC: Bank of America N.A., 0.360%, 09/07/11	4,745
6,720	California Infrastructure & Economic Development Bank, Westmark School Project, Rev., VRDO, LOC: First Republic Bank, 0.240%, 09/07/11	6,720
11,555	California Municipal Finance Authority, Boy Scouts America, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.290%, 09/07/11	11,555
10,000	California Municipal Finance Authority, Westmont College, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.160%, 09/07/11	10,000
	California Statewide Communities Development Authority,
10,600	Series 176, COP, VRDO, AGM, LIQ: Morgan Stanley Bank, 0.230%, 09/07/11	10,600
12,245	Series 3048, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.280%, 09/07/11 (e)	12,245
21,260	California Statewide Communities Development Authority, Cathedral High School Project, Rev., VRDO, LOC: Union Bank N.A., 0.270%, 09/07/11	21,260
15,000	California Statewide Communities Development Authority, Gas Supply, Rev., VRDO, 0.200%, 09/07/11	15,000
8,500	California Statewide Communities Development Authority, Health Facility Community Hospital, Rev., VRDO, LOC: U.S. Bank N.A., 0.140%, 09/07/11	8,500

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	7

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — Continued
	California — Continued
11,900	California Statewide Communities Development Authority, John Muir Health, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.190%, 09/07/11	11,900
6,000	California Statewide Communities Development Authority, Kaiser Permanente, Series D, Rev., VRDO, 0.150%, 09/07/11	6,000
3,100	California Statewide Communities Development Authority, Multi-Family Housing, Golden Age Garden Apartments, Series H, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.230%, 09/07/11	3,100
14,000	California Statewide Communities Development Authority, New Morgan Hill Country School, Rev., VRDO, LOC: Comerica Bank, 0.220%, 09/07/11	14,000
10,990	City of Fremont, Capital Improvement Financing Project, COP, VRDO, LOC: Scotiabank, 0.170%, 09/07/11	10,990
3,180	City of Hayward, Multi-Family Housing, Shorewood, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.190%, 09/07/11	3,180
5,450	City of Hemet, Multi-Family Housing, Sunwest Retirement, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.200%, 09/07/11	5,450
4,100	City of Livermore, Capital Improvement Projects, COP, VRDO, LOC: U.S. Bank N.A., 0.200%, 09/07/11	4,100
6,400	City of Livermore, Multi-Family Housing, Diablo Vista Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.140%, 09/07/11	6,400
5,185	City of Los Angeles, Wastewater Systems, EAGLE, Series 2006-0013, Class A, Rev., VRDO, NATL-RE, LIQ: Citibank N.A., 0.210%, 09/07/11	5,185
3,500	City of Manhattan Beach, COP, VRDO, LOC: Bank of America N.A., 0.290%, 09/07/11	3,500
4,425	City of Modesto, Multi-Family Housing, Valley Oak Project, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.210%, 09/07/11	4,425
4,100	City of Modesto, Multi-Family Housing, Westdale Commons, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.160%, 09/07/11	4,100
9,700	City of Ontario, Multi-Family Housing, Park Centre Apartments, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.170%, 09/07/11	9,700
8,200	City of Pasadena, Series A, COP, VRDO, LOC: Bank of America N.A., 0.240%, 09/07/11	8,200
6,775	City of Tracy, Multi-Family Housing, Sycamore, Series A, Rev., VRDO, LOC: FHLMC, 0.210%, 09/07/11	6,775

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — Continued
6,700	City of Upland, Mountain Springs Issue, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 09/07/11	6,700
3,400	City of Walnut Creek, Multi-Family Housing, Creekside Drive, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.210%, 09/07/11	3,400
9,170	Contra Costa County Housing Authority, Multi-Family Housing, Lakeshore, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.160%, 09/07/11	9,170
	Deutsche Bank Spears/Lifers Trust Various States,
3,330	Series DB-298, GO, VRDO, FGIC, LIQ: Deutsche Bank AG, 0.210%, 09/07/11	3,330
8,425	Series DB-304, GO, VRDO, FGIC, LIQ: Deutsche Bank AG, 0.210%, 09/07/11	8,425
3,875	Series DB-413, Rev., VRDO, AMBAC, 0.280%, 09/07/11	3,875
8,365	Series DBE-419, GO, VRDO, AGM, LIQ: Deutsche Bank AG, 0.210%, 09/07/11	8,365
23,725	Series DB-422, GO, VRDO, AGM, NATL-RE, AMBAC, FGIC, LIQ: Deutsche Bank AG, 0.230%, 09/07/11	23,725
11,600	Series DB-424, GO, VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.210%, 09/07/11 (e)	11,600
8,260	Series DB-429, GO, VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.210%, 09/07/11	8,260
8,127	Series DBE-648, GO, VRDO, AGM, NATL-RE, FGIC, LIQ: Deutsche Bank AG, 0.240%, 09/07/11	8,127
6,700	Deutsche Bank Spears/Lifers Trust Various States, Tax Allocation, Series DB-294, VRDO, FGIC, LIQ: Deutsche Bank AG, 0.210%, 09/07/11	6,700
8,010	Eclipse Funding Trust, Solar Eclipse, California, Series 2006-0065, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	8,010
8,130	Eclipse Funding Trust, Solar Eclipse, Los Angeles, Series 2006-0037, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	8,130
13,350	Eclipse Funding Trust, Solar Eclipse, Sacramento, Series 2006-0079, COP, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	13,350
10,490	Eclipse Funding Trust, Solar Eclipse, San Jose, Series 2007-0037, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	10,490

SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — Continued
	California — Continued
10,555	Eclipse Funding Trust, Solar Eclipse, San Mateo, Tax Allocation, Series 2006-0052, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	10,555
7,050	Eclipse Funding Trust, Solar Eclipse, Santa Cruz, Tax Allocation, Series 2006-0031, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	7,050
10,000	Grand Terrace Community Redevelopment Agency, Multi-Family Housing, Mount Vernon Villas, Rev., VRDO, FNMA, LIQ: FNMA, 0.140%, 09/07/11	10,000
7,425	Grossmont-Cuyamaca Community College District, Series ROCS-RR-II- R-11519, GO, VRDO, AGC, LIQ: Citibank N.A., 0.240%, 09/07/11	7,425
490	Hesperia Public Financing Authority, Water & Administration Facilities, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.250%, 09/07/11	490
3,965	Long Beach Unified School District, Series 3022, GO, VRDO, LIQ: Morgan Stanley Bank, 0.220%, 09/07/11 (e)	3,965
10,000	Los Angeles Community College District, Series ROCS-RR-II-R- 11773X, GO, VRDO, LIQ: Citibank N.A., 0.210%, 09/07/11 (e)	10,000
1,586	Los Angeles Community Redevelopment Agency, Views at 270, Series A, Rev., VRDO, LOC: Citibank N.A., 0.260%, 09/07/11	1,586
3,400	Los Angeles County Community Development Commission, Willowbrook Project, COP, VRDO, LOC: Wells Fargo Bank N.A., 0.250%, 09/07/11	3,400
5,165	Los Angeles County Housing Authority, Multi-Family Housing, Sand Canyon, Series F, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.210%, 09/07/11	5,165
3,200	Los Angeles County, Multi-Family Housing, 1984 Issue, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.160%, 09/07/11	3,200
1,325	Los Angeles County, Multi-Family Housing, Valencia Housing Project, Series C, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.210%, 09/07/11	1,325
	Metropolitan Water District of Southern California,
4,100	Series A-2, Rev., VRDO, 0.170%, 09/07/11	4,100
9,525	Series ROCS-RR-II-R-11565, Rev., VRDO, BHAC-CR, FGIC, LIQ: Citibank N.A., 0.210%, 09/07/11	9,525

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — Continued
2,135	Orange County Housing Authority, Multi-Family Housing, Lantern Pines Project, Series CC, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 09/07/11	2,135
5,800	Pittsburg Public Financing Authority, Rev., VRDO, LOC: Bank of The West, 0.360%, 09/07/11	5,800
	Puttable Floating Option Tax-Exempt Receipts,
14,760	Series MT-557, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.380%, 09/07/11	14,760
5,000	Series PT-4433, Rev., VRDO, AGM, LIQ: Wells Fargo Bank N.A., 0.190%, 09/07/11	5,000
7,000	Series PT-4574, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.310%, 09/07/11	7,000
3,340	Series PT-4665, Rev., VRDO, LIQ: Bank of America N.A., 0.270%, 09/07/11 (e)	3,340
5,000	Series PT-4671, Rev., VRDO, LIQ: Bank of America N.A., 0.370%, 09/07/11 (e)	5,000
11,480	Series PT-4672, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.300%, 09/07/11 (e)	11,480
4,000	Series PT-4694, Rev., VRDO, LIQ: Bank of America N.A., 0.270%, 09/07/11 (e)	4,000
10,270	Series PT-4698, Rev., VRDO, AMBAC, LIQ: Merrill Lynch International Bank Ltd., 0.320%, 09/07/11 (e)	10,270
13,610	Rancho Santiago Community College District, MERLOTS, Series B24, GO, VRDO, AGM, 0.170%, 09/07/11	13,610
20,000	RBC Municipal Products, Inc. Trust, Series E-21, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.250%, 09/01/11 (e)	20,000
5,000	Sacramento County, Series ROCS-RR-II-R-11977, Rev., VRDO, AGM, LIQ: Citibank N.A., 0.180%, 09/07/11 (e) (m)	5,000
10,000	Sacramento County Sanitation Districts Financing Authority, Municipal Securities Trust Receipts, Series SGC-49, Class A, Rev., VRDO, FGIC, LIQ: Societe Generale, LOC: Societe Generale, 0.300%, 09/07/11 (e)	10,000
2,200	San Bernardino County, Multi-Family Housing, Rosewood Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.190%, 09/07/11	2,200
800	San Bernardino County, Multi-Family Housing, Somerset Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.200%, 09/07/11	800
3,700	San Diego County Foundation, COP, VRDO, LOC: U.S. Bank N.A., 0.160%, 09/07/11	3,700

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	9

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — Continued
	California — Continued
10,000	San Francisco City & County Airports Commission, Second Series, Series 37C, Rev., VRDO, LOC: Union Bank N.A., 0.150%, 09/07/11	10,000
8,155	San Francisco City & County Public Utilities Commission, Series 2190, Rev., VRDO, AGM, LIQ: Wells Fargo Bank N.A., 0.230%, 09/07/11	8,155
19,770	San Francisco City & County Public Utilities Commission, MERLOTS, Series B20, Rev., VRDO, NATL-RE, 0.360%, 09/07/11	19,770
3,100	Santa Ana Housing Authority, Multi-Family Housing, Harbor Pointe Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.210%, 09/07/11	3,100
1,250	Santa Clara County Financing Authority, Housing Authority Office Project, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.200%, 09/07/11	1,250
14,000	Santa Clara County Financing Authority, Multiple Facilities Projects, Series M, Rev., VRDO, LOC: Bank of America N.A., 0.180%, 09/07/11	14,000
	Southern California Public Power Authority,
8,000	Rev., VRDO, LOC: Bank of America N.A., 0.170%, 09/07/11	8,000
26,410	Rev., VRDO, LOC: KBC Bank N.V., 0.280%, 09/07/11	26,410
3,000	Southern California Public Power Authority, Palo Verde, Subseries B, Rev., VRDO, LOC: Citibank N.A., 0.140%, 09/07/11	3,000
5,200	State of California, Kindergarten, Series A6, GO, VRDO, LOC: Citibank N.A., 0.160%, 09/07/11	5,200
1,650	State of California, Municipal Securities Trust Receipts, Series SGC- 6, Class A, GO, VRDO, LIQ: Societe Generale, LOC: Societe Generale, 0.810%, 09/07/11	1,650
	University of California,
4,495	Series 1119, Rev., VRDO, AGM, LIQ: Morgan Stanley Bank, 0.220%, 09/07/11	4,495
10,615	Series 1274, Rev., VRDO, NATL-RE, LIQ: Morgan Stanley Bank, 0.210%, 09/07/11	10,615
42,980	Series 2902, Rev., VRDO, AMBAC, LIQ: Morgan Stanley Bank, 0.230%, 09/07/11	42,980
4,000	Upland Housing Authority, Multi- Family Housing, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.210%, 09/07/11	4,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — Continued
	Wells Fargo Stage Trust,
8,700	Series 55C, GO, VRDO, AMBAC, LIQ: Wells Fargo Bank N.A., 0.300%, 09/07/11 (e)	8,700
6,245	Series 68C, GO, VRDO, LIQ: Wells Fargo Bank N.A., 0.190%, 09/07/11 (e)	6,245
12,860	Series 75Z, GO, VRDO, LIQ: Wells Fargo Bank N.A., 0.190%, 09/07/11 (e)	12,860
6,830	Series 91Z, GO, VRDO, LIQ: Wells Fargo Bank N.A., 0.190%, 09/07/11 (e)	6,830

		876,248

	Other Territories — 0.1%
1,555	Deutsche Bank Spears/Lifers Trust Various States, Series DB-344, Rev., VRDO, NATL-RE, AMBAC, LIQ: Deutsche Bank AG, 0.210%, 09/07/11	1,555

	Total Weekly Demand Notes (Cost $877,803)	877,803

SHARES
Variable Rate Demand Preferred Shares — 5.6%
	California — 5.6%
20,000	BlackRock MuniYield California Fund, Inc., LIQ: Citibank N.A., 0.360%, 09/07/11 # (e)	20,000
10,000	Nuveen CA Investment Quality Fund Inc, LIQ: Citibank N.A., 0.360%, 09/07/11 # (e)	10,000
9,000	Nuveen CA Performance Plus Muni Fund Inc, LIQ: Citibank N.A., 0.360%, 09/07/11 # (e)	9,000
6,000	Nuveen CA Quality Income Muni Fund Inc, LIQ: Citibank N.A., 0.360%, 09/07/11 # (e)	6,000
26,500	Nuveen CA Quality California Premium Income Muni Fund, Inc, LIQ: Deutsche Bank A.G., 0.370%, 09/07/11 # (e)	26,500

	Total Variable Rate Demand Preferred Shares (Cost $71,500)	71,500

	Total Investments — 100.0% (Cost $1,268,145)*	1,268,145
	Other Assets in Excess of Liabilities — 0.0% (g)	244

	NET ASSETS — 100.0%	$1,268,389

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

JPMorgan Michigan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

Daily Demand Notes — 18.4%
	Michigan — 18.4%
1,600	Farmington Hills Hospital Finance Authority, Botsford Obligated, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.120%, 09/01/11	1,600
5,720	Michigan State Hospital Finance Authority, Crittenton Hospital, Series A, Rev., VRDO, LOC: Comerica Bank, 0.210%, 09/01/11	5,720
11,290	Michigan State Housing Development Authority, Multi-Family Housing, Jackson Project, Rev., VRDO, LOC: FHLB, 0.150%, 09/01/11	11,290
	Michigan State Housing Development Authority, Rental Housing,
9,890	Series A, Rev., VRDO, AMT, AGM, 0.800%, 09/01/11	9,890
1,400	Series C, Rev., VRDO, AMT, AGM, 0.800%, 09/01/11	1,400
	University of Michigan, Hospital,
810	Series A, Rev., VRDO, 0.060%, 09/01/11	810
500	Series A-2, Rev., VRDO, 0.060%, 09/01/11	500
2,010	University of Michigan, Medical Services Plan, Series A-1, Rev., VRDO, 0.060%, 09/01/11	2,010

	Total Daily Demand Note (Cost $33,220)	33,220

Municipal Bonds — 3.3%
	Michigan — 3.3%
4,000	Michigan Finance Authority, Series C-1, Rev., 2.000%, 08/20/12	4,054
2,000	Michigan State Housing Development Authority, Series A, Rev., 1.375%, 04/01/12	2,005

	Total Municipal Bonds (Cost $6,059)	6,059

Weekly Demand Notes — 76.1%
	Michigan — 76.1%
	Austin Trust,
1,650	Series 2007-1009, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.340%, 09/07/11 (m)	1,650
830	Series 2008-1096, GO, VRDO, NATL-RE, Q-SBLF, LIQ: Bank of America N.A., 0.300%, 09/07/11	830
3,395	City of Detroit, Water Supply System, Series ROCS-RR-II-R-11898, Rev., VRDO, AGM, LIQ: Citibank N.A., 0.360%, 09/07/11 (e)	3,395
1,000	City of Grand Rapids, Clipper Belt Lacer Co. Project, Rev., VRDO, LOC: Bank of America N.A., 0.430%, 09/07/11	1,000
11,575	Detroit City School District, Series ROCS-RR-II-R-12251, GO, VRDO, BHAC-CR, AGM-CR, FGIC, Q-SBLF, 0.210%, 09/07/11 (e)	11,575

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Michigan — Continued
	Deutsche Bank Spears/Lifers Trust Various States,
385	Series DB-302, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.210%, 09/07/11	385
5,460	Series DBE-1010, Rev., VRDO, LIQ: Deutsche Bank AG, 0.200%, 09/07/11 (e)	5,460
6,900	Eclipse Funding Trust, Solar Eclipse, Detroit, Series 2006-0001, GO, VRDO, AGM, Q-SBLF, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	6,900
6,870	Holt Public Schools, GO, VRDO, Q- SBLF, 0.380%, 09/07/11	6,870
1,935	Jackson County Economic Development Corp., Melling Tool Co. Project, Rev., VRDO, LOC: Comerica Bank, 0.360%, 09/07/11	1,935
1,250	Kent Hospital Finance Authority, Spectrum Health, Series B-2, Rev., VRDO, 0.350%, 09/07/11	1,250
5,775	Michigan State Hospital Finance Authority, Series ROCS-RR-II-R-11869, Rev., VRDO, LIQ: Citibank N.A., 0.210%, 09/07/11 (e)	5,775
6,100	Michigan State Hospital Finance Authority, Ascension Health, Series F-8, Rev., VRDO, 0.300%, 09/07/11	6,100
	Michigan State Housing Development Authority,
9,700	Series B, Rev., VRDO, AMT, LOC: FNMA, 0.190%, 09/07/11	9,700
5,250	Series D, Rev., VRDO, LOC: FNMA, 0.170%, 09/07/11	5,250
6,090	Series E, Rev., VRDO, AMT, 0.400%, 09/07/11	6,090
2,600	Michigan State Housing Development Authority, Canterbury Housing, Limited Obligation, Series A, Rev., VRDO, LOC: Lasalle Bank N.A., 0.310%, 09/07/11	2,600
5,840	Michigan State Housing Development Authority, Multi-Family Housing, Canton Club, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.240%, 09/07/11	5,840
330	Michigan State Housing Development Authority, Multi-Family Housing, Courtyards of Taylor, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.220%, 09/07/11	330
300	Michigan State Housing Development Authority, Multi-Family Housing, Parks of Taylor Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.220%, 09/07/11	300
	Michigan State Housing Development Authority, Rental Housing,
4,000	Series C, Rev., VRDO, AMT, 0.170%, 09/07/11	4,000
430	Series D, Rev., VRDO, AMT, 0.200%, 09/07/11	430

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	11

JPMorgan Michigan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — Continued
	Michigan — Continued
1,800	Michigan State University, Rev., VRDO, 0.320%, 09/07/11	1,800
800	Michigan Strategic Fund, Artex Label & Graphics, Rev., VRDO, LOC: U.S. Bank N.A., 0.390%, 09/07/11	800
1,500	Michigan Strategic Fund, B&C Leasing LLC Project, Rev., VRDO, LOC: Lasalle Bank N.A., 0.480%, 09/07/11	1,500
1,000	Michigan Strategic Fund, Bayloff Properties LLC Project, Rev., VRDO, LOC: PNC Bank N.A., 0.340%, 09/07/11	1,000
2,150	Michigan Strategic Fund, Enovateit LLC Project, Rev., VRDO, LOC: Comerica Bank, 0.260%, 09/07/11	2,150
1,400	Michigan Strategic Fund, Geskus Photography, Inc. Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.370%, 09/07/11	1,400
249	Michigan Strategic Fund, Grayling Generating Project, Rev., VRDO, LOC: Barclays Bank New York, 0.170%, 09/07/11	249
1,070	Michigan Strategic Fund, Merchants LLC Project, Rev., VRDO, LOC: National City Bank, 0.280%, 09/07/11	1,070
2,245	Michigan Strategic Fund, Millenium Steering LLC Project, Rev., VRDO, LOC: Comerica Bank, 0.360%, 09/07/11	2,245
1,720	Michigan Strategic Fund, Southwest Ventures Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.340%, 09/07/11	1,720
2,400	Michigan Strategic Fund, Sur-Flow Plastics, Inc. Project, Rev., VRDO, LOC: Comerica Bank, 0.360%, 09/07/11	2,400
600	Michigan Strategic Fund, Transnav Technologies, Inc., Rev., VRDO, LOC: Lasalle Bank Midwest, 0.480%, 09/07/11	600
4,900	Michigan Strategic Fund, Wedgwood Christian Services Project, Rev., VRDO, LOC: Bank of America N.A., 0.190%, 09/07/11	4,900
4,225	Milan Area Schools, GO, VRDO, Q-SBLF, LOC: Landesbank Hessen-Thuringen, 0.380%, 09/07/11	4,225
1,630	Oakland County EDC, A&M Label Project, Rev., VRDO, LOC: National City Bank of Michigan, 0.280%, 09/07/11	1,630

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Michigan — Continued
2,300	Oakland County EDC, Exhibit Enterprises, Inc. Project, Rev., VRDO, LOC: Comerica Bank, 0.360%, 09/07/11	2,300
	Puttable Floating Option Tax-Exempt Receipts,
1,240	Series MT-631, Rev., VRDO, LIQ: Merrill Lynch International Bank Ltd., 0.370%, 09/07/11 (e)	1,240
3,750	Series PT-4700, Rev., VRDO, LIQ: Merrill Lynch International Bank Ltd., 0.270%, 09/07/11 (e)	3,750
	RBC Municipal Products, Inc. Trust, Floater Certificates,
4,420	Series L-26, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.270%, 09/07/11	4,420
5,950	Series L-29, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.270%, 09/07/11	5,950
400	Saline Area Schools, GO, VRDO, Q-SBLF, LOC: Landesbank Hessen-Thuringen, 0.380%, 09/07/11	400
4,245	Wells Fargo Stage Trust, Series 33C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.200%, 09/07/11 (e)	4,245

	Total Weekly Demand Notes (Cost $137,659)	137,659

SHARES
Variable Rate Demand Preferred Shares — 2.2%
4,000	BlackRock MuniYield Michigan Quality Fund, Inc., LIQ: Citibank N.A., 0.380%, 09/07/11 # (e)	4,000

	Total Variable Rate Demand Preferred Shares (Cost $4,000)	4,000

	Total Investments — 100.0% (Cost $180,938)*	180,938
	Other Assets in Excess of Liabilities — 0.0% (g)	77

	NET ASSETS — 100.0%	$181,015

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

Commercial Paper — 2.0% (n)
	New York — 2.0%
23,000	Metropolitan Transportation Authority, Series C, 0.300%, 09/07/11	23,000
6,500	New York State Dormitory Authority, 0.230%, 09/19/11	6,500

	Total Commercial Paper (Cost $29,500)	29,500

Daily Demand Notes — 2.7%
	New York — 2.7%
800	New York City, Subseries A-4, GO, VRDO, LOC: Bayerische Landesbank, 0.190%, 09/01/11	800
500	New York City Municipal Water Finance Authority, 2nd Generation Resolution, Series BB-2, Rev., VRDO, 0.230%, 09/01/11	500
900	New York City Transitional Finance Authority, Future Tax Secured, Series B, Rev., VRDO, 0.190%, 09/01/11	900
6,000	New York City Trust for Cultural Resources, American Musuem Natural, Series A2, Rev., VRDO, 0.120%, 09/01/11	6,000
	New York City, Fiscal 2008,
1,455	Subseries J-6, GO, VRDO, LOC: Landesbank Hessen-Thuringen, 0.250%, 09/01/11	1,455
29,750	Subseries J-8, GO, VRDO, LOC: Landesbank Baden-Wuerttemberg, 0.240%, 09/01/11	29,750

	Total Daily Demand Notes (Cost $39,405)	39,405

Municipal Bonds — 11.4%
	New York — 11.4%
10,200	Addison Central School District, GO, BAN, 1.500%, 01/19/12 (m)	10,227
15,000	Altmar-Parish-Williamstown Central School District, GO, BAN, 1.750%, 07/13/12	15,101
12,470	Bath Central School District, GO, BAN, 1.500%, 06/15/12	12,495
10,000	Binghamton City School District, GO, TAN, 1.250%, 01/20/12	10,025
9,345	Cheektowaga-Maryvale Union Free School District, GO, BAN, 2.000%, 12/22/11	9,383
4,000	East Islip Union Free School District, GO, TAN, 1.500%, 06/29/12	4,021
10,000	Franklinville Central School District, GO, BAN, 1.500%, 06/29/12	10,065
3,330	Geneva City School District, GO, BAN, 1.750%, 06/22/12	3,353
10,550	Gouverneur Central School District, GO, BAN, 1.500%, 06/22/12	10,604
10,000	Hannibal Central School District, GO, BAN, 2.000%, 06/29/12	10,100

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — Continued
2,000	Hudson Falls Central School District, GO, BAN, 1.250%, 06/29/12	2,004
7,610	Lackawanna City School District, GO, BAN, 2.000%, 06/14/12	7,665
8,337	Odessa-Montour Central School District, GO, BAN, 1.500%, 06/15/12	8,388
10,000	Schenectady City School District, GO, RAN, 2.000%, 01/27/12	10,030
14,995	Sullivan County, Series C, GO, BAN, 1.500%, 10/21/11	15,012
15,000	Town of Oyster Bay, GO, BAN, 1.500%, 11/18/11	15,034
5,500	Town of Webster, GO, BAN, 1.500%, 10/05/11	5,504
4,905	Walton Central School District, GO, BAN, 1.500%, 07/13/12	4,939

	Total Municipal Bonds (Cost $163,950)	163,950

Weekly Demand Notes — 77.4%
	New York — 76.7%
6,855	Albany Industrial Development Agency, Albany College of Pharmacy, Series B, Rev., VRDO, LOC: TD Bank N.A., 0.170%, 09/07/11	6,855
	Austin Trust, Various States,
1,300	Series 2008-1067, Rev., VRDO, LIQ: Bank of America N.A., 0.340%, 09/07/11	1,300
8,955	Series 2008-3004X, Class R, Rev., VRDO, NATL-RE, LIQ: Bank of America N.A., 0.300%, 09/07/11	8,955
4,750	Series 2008-3006X, Rev., VRDO, NATL-RE, LIQ: Bank of America N.A., 0.250%, 09/07/11	4,750
2,475	Series 2008-3506, Rev., VRDO, AGM-CR, LIQ: Bank of America N.A., 0.270%, 09/07/11	2,475
14,825	Dutchess County Industrial Development Agency, Marist College Civic Facilities, Series A, Rev., VRDO, LOC: TD Bank N.A., 0.170%, 09/07/11	14,825
9,635	Eclipse Funding Trust, Solar Eclipse, Series 2006-0117, Class N, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	9,635
225	Eclipse Funding Trust, Solar Eclipse, Long Island, Series 2006-0119, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	225
2,420	Eclipse Funding Trust, Solar Eclipse, Metropolitan, Series 2006-0028, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	2,420

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	13

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — Continued
	New York — Continued
	Eclipse Funding Trust, Solar Eclipse, New York,
8,095	Series 2006-0029, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	8,095
15,035	Series 2006-0045, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.190%, 09/07/11	15,035
1,640	Franklin County Industrial Development Agency, Trudeau Institute Inc. Project, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.300%, 09/07/11	1,640
	Metropolitan Transportation Authority,
11,385	Series ROCS-RR-II-R-12299, Rev., VRDO, BHAC-CR, MBIA, 0.210%, 09/07/11 (e)	11,385
24,100	Subseries D-1, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.450%, 09/07/11	24,100
5,100	Nassau Health Care Corp., Rev., VRDO, LOC: TD Bank N.A., 0.140%, 09/07/11	5,100
	New York City,
11,250	Series 3015, GO, VRDO, LIQ: Morgan Stanley Bank, 0.210%, 09/07/11 (e)	11,250
2,000	Series E, Subseries E-4, GO, VRDO, LOC: Bank of America N.A., 0.230%, 09/07/11	2,000
3,800	Series F-5, GO, VRDO, LOC: Bayerische Landesbank, 0.320%, 09/07/11	3,800
8,700	Subseries A-2, GO, VRDO, LOC: Bank of America N.A., 0.240%, 09/07/11	8,700
2,700	Subseries A-3, GO, VRDO, LOC: Morgan Stanley Bank, 0.140%, 09/07/11	2,700
6,800	Subseries A-4, GO, VRDO, LOC: Bank of Nova Scotia, 0.140%, 09/07/11	6,800
18,200	Subseries A-6, GO, VRDO, LOC: Mizhuo Corporate Bank, 0.140%, 09/07/11	18,200
6,150	Subseries A-6, GO, VRDO, LOC: Helaba, 0.280%, 09/07/11	6,150
3,550	Subseries C-2, GO, VRDO, LOC: Bayerische Landesbank, 0.320%, 09/07/11	3,550
28,520	Subseries H-2, GO, VRDO, LOC: Bank of New York, 0.130%, 09/07/11	28,520
17,015	Subseries H-3, GO, VRDO, LOC: Bank of New York, 0.140%, 09/07/11	17,015
1,225	New York City Capital Resources Corp., Loan Enhanced Assistance, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 09/07/11	1,225
1,950	New York City Health & Hospital Corp., Health System, Series C, Rev., VRDO, LOC: TD Bank N.A., 0.130%, 09/07/11	1,950

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — Continued
11,400	New York City Health & Hospital Corp., Health Systems, Series B, Rev., VRDO, LOC: TD Bank N.A., 0.140%, 09/07/11	11,400
9,950	New York City Housing Development Corp., Series 2899, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.230%, 09/07/11	9,950
	New York City Housing Development Corp., Multi-Family Housing,
6,900	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.150%, 09/07/11	6,900
12,750	Series ROCS-RR-II-R-13100, Rev., VRDO, LIQ: Citibank N.A., 0.230%, 09/07/11 (e)	12,750
3,400	New York City Housing Development Corp., Multi-Family Housing, 100 Jane Street Development, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.150%, 09/07/11	3,400
13,000	New York City Housing Development Corp., Multi-Family Housing, 20 Exchange Place, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.370%, 09/07/11	13,000
3,900	New York City Housing Development Corp., Multi-Family Housing, 90 Washington Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.160%, 09/07/11	3,900
10,300	New York City Housing Development Corp., Multi-Family Housing, 90 West Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 09/07/11	10,300
2,970	New York City Housing Development Corp., Multi-Family Housing, Brittany Development, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.150%, 09/07/11	2,970
5,000	New York City Housing Development Corp., Multi-Family Housing, Bruckner, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.180%, 09/07/11	5,000
7,000	New York City Housing Development Corp., Multi-Family Housing, Elliott Chelsea Development, Series A, Rev., VRDO, LOC: Citibank N.A., 0.230%, 09/07/11	7,000
6,100	New York City Housing Development Corp., Multi-Family Housing, Lexington Courts, Series A, Rev., VRDO, LIQ: FHLMC, 0.190%, 09/07/11	6,100
200	New York City Housing Development Corp., Multi-Family Housing, Lyric Development, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.150%, 09/07/11	200

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — Continued
	New York — Continued
4,900	New York City Housing Development Corp., Multi-Family Housing, Marseilles Apartments, Series A, Rev., VRDO, LOC: Citibank N.A., 0.150%, 09/07/11	4,900
4,760	New York City Housing Development Corp., Multi-Family Housing, Ogden Ave. Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.160%, 09/07/11	4,760
7,200	New York City Housing Development Corp., Multi-Family Housing, Royal Properties, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.130%, 09/07/11	7,200
1,605	New York City Housing Development Corp., Multi-Family Housing, The Plaza, Series A, Rev., VRDO, LOC: Citibank N.A., 0.180%, 09/07/11	1,605
3,300	New York City Housing Development Corp., Multi-Family Housing, West 43rd Street Development, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.150%, 09/07/11	3,300
4,470	New York City Housing Development Corp., Multi-Family Housing, West 89th Street Development, Series A, Rev., VRDO, LOC: FNMA, 0.170%, 09/07/11	4,470
13,700	New York City Industrial Development Agency, Grace Church School Project, Rev., VRDO, LOC: M&T Bank, 0.270%, 09/07/11	13,700
24,600	New York City Industrial Development Agency, Liberty Facilities Hanson Office, Rev., VRDO, LOC: ING Bank N.V., 0.170%, 09/07/11	24,600
4,100	New York City Industrial Development Agency, New York Congregational Nursing, Series A, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.240%, 09/07/11	4,100
10,000	New York City Municipal Water Finance Authority, Water & Sewer Systems, 2nd Generation, Fiscal 2008, Series BB-4, Rev., VRDO, 0.260%, 09/07/11	10,000
8,470	New York City Transitional Finance Authority, Subseries 2-D, Rev., VRDO, LIQ: Lloyds TSB Bank plc, 0.140%, 09/07/11	8,470
1,100	New York City Transitional Finance Authority, EAGLE, Series 2007-0004, Class A, Rev., VRDO, AGM-CR, FGIC, LIQ: Citibank N.A., 0.220%, 09/07/11	1,100
600	New York City Transitional Finance Authority, Future Tax Secured, Series A-2, Rev., VRDO, 0.150%, 09/07/11	600
	New York City Transitional Finance Authority, New York City Recovery,

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — Continued
22,135	Series 1, Subseries 1E, Rev., VRDO, LIQ: Bayerische Landesbank, 0.170%, 09/07/11	22,135
10,350	Series 3, Subseries 3-G, Rev., VRDO, 0.140%, 09/07/11	10,350
2,205	New York City Trust for Cultural Resources, American Museum Natural, Series B1, Rev., VRDO, 0.140%, 09/07/11	2,205
8,700	New York City Trust for Cultural Resources, American Musuem Natural, Series B3, Rev., VRDO, 0.140%, 09/07/11	8,700
	New York City, Fiscal 2008,
7,950	Subseries D-3, GO, VRDO, 0.320%, 09/07/11	7,950
12,850	Subseries J-9, GO, VRDO, 0.180%, 09/07/11	12,850
14,150	Subseries J-11, GO, VRDO, 0.300%, 09/07/11	14,150
	New York Liberty Development Corp.,
5,000	Series 1207, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.220%, 09/07/11	5,000
7,914	Series 1251, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.220%, 09/07/11	7,914
10,000	Series 3226, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.220%, 09/07/11 (e)	10,000
20,420	Series 3232, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.220%, 09/07/11 (e)	20,420
2,525	Series ROCS-RR-II-R-11868, Rev., VRDO, LIQ: Citibank N.A., 0.210%, 09/07/11 (e)	2,525
1,700	Series ROCS-RR-II-R-11883, Rev., VRDO, LIQ: Citibank N.A., 0.210%, 09/07/11 (e)	1,700
7,500	Series ROCS-RR-II-R-11937, Rev., VRDO, LIQ: Citibank N.A., 0.210%, 09/07/11 (e)	7,500
	New York Local Government Assistance Corp.,
3,050	Series C, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.280%, 09/07/11	3,050
120	Series SG-100, Rev., VRDO, NATL-RE-IBC, 0.320%, 09/07/11	120
3,350	New York Mortgage Agency, Series ROCS-RR-II-R-11708, Rev., VRDO, LIQ: Citibank N.A., 0.260%, 09/07/11 (e)	3,350
8,750	New York Mortgage Agency, Homeowner Mortgage, Series 115, Rev., VRDO, 0.200%, 09/07/11	8,750
2,900	New York State Dormitory Authority, Series ROCS-RR-II-R-11479, Rev., VRDO, LIQ: Citibank N.A., 0.210%, 09/07/11	2,900
9,240	Series ROCS-RR-II-R-11559, Rev., VRDO, BHAC-CR, AGC, LIQ: Citibank N.A., 0.220%, 09/07/11	9,240
6,175	Series ROCS-RR-II-R-11816, Rev., VRDO, LIQ: Citibank N.A., 0.230%, 09/07/11 (e)	6,175

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	15

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — Continued
	New York — Continued
8,000	Series ROCS-RR-II-R-11843, Rev., VRDO, BHAC-CR, LIQ: Citibank N.A., 0.210%, 09/07/11 (e)	8,000
10,000	New York State Dormitory Authority, City University, Series C, Rev., VRDO, LOC: Bank of America N.A., 0.260%, 09/07/11	10,000
4,800	New York State Dormitory Authority, Columbia University, Rev., VRDO, 0.150%, 09/07/11	4,800
18,025	New York State Dormitory Authority, Cornell University, Series B, Rev., VRDO, 0.170%, 09/07/11	18,025
34,900	New York State Dormitory Authority, Court Facilities Lease, Series B, Rev., VRDO, LOC: Bayerische Landesbank, 0.220%, 09/07/11	34,900
	New York State Dormitory Authority, Fordham University,
9,905	Series A-1, Rev., VRDO, LOC: Bank of America N.A., 0.190%, 09/07/11	9,905
6,955	Series A-2, Rev., VRDO, LOC: Bank of America N.A., 0.190%, 09/07/11	6,955
13,500	New York State Dormitory Authority, New York Law School, Rev., VRDO, LOC: TD Bank N.A., 0.170%, 09/07/11	13,500
16,635	New York State Dormitory Authority, New York Library, Series A, Rev., VRDO, LOC: TD Bank N.A., 0.140%, 09/07/11	16,635
	New York State Dormitory Authority, Rockefeller University,
4,100	Series A, Rev., VRDO, 0.160%, 09/07/11	4,100
7,000	Series A, Rev., VRDO, 0.170%, 09/07/11	7,000
3,345	New York State Dormitory Authority, Samaritan Medical Center, Series B, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.160%, 09/07/11	3,345
17,740	New York State Dormitory Authority, Teresian House, Rev., VRDO, LOC: Manufacturers and Traders, 0.260%, 09/07/11	17,740
3,805	New York State Environmental Facilities Corp., MERLOTS, Series B- 20, Rev., VRDO, 0.180%, 09/07/11	3,805
	New York State Housing Finance Agency,
10,000	Series A, Rev., VRDO, LOC: Landesbank Baden-Wuerttemberg, 0.400%, 09/07/11	10,000
2,000	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 09/07/11	2,000
16,100	Series M-1, Rev., VRDO, LOC: Bank of America N.A., 0.170%, 09/07/11	16,100
700	New York State Housing Finance Agency, 10 Barclay Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 09/07/11	700

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — Continued
1,150	New York State Housing Finance Agency, 101 West End, Rev., VRDO, FNMA, LIQ: FNMA, 0.160%, 09/07/11	1,150
5,000	New York State Housing Finance Agency, 125 West 31st Street Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 09/07/11	5,000
4,500	New York State Housing Finance Agency, 150 East 44th Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.160%, 09/07/11	4,500
2,000	New York State Housing Finance Agency, 240 East 39th Street Housing, Series A, Rev., VRDO, 0.150%, 09/07/11	2,000
1,400	New York State Housing Finance Agency, 250 West 93rd Street, Series 2005-A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.240%, 09/07/11	1,400
	New York State Housing Finance Agency, 345 East 94th Street Housing,
22,500	Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.160%, 09/07/11	22,500
5,100	New York State Housing Finance Agency, 350 West 43rd Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.370%, 09/07/11	5,100
	New York State Housing Finance Agency, 360 West 43rd Street,
11,050	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 09/07/11	11,050
400	New York State Housing Finance Agency, 455 West 37th Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.400%, 09/07/11	400
2,700	New York State Housing Finance Agency, 70 Battery Place Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.150%, 09/07/11	2,700
6,900	New York State Housing Finance Agency, 8 East 102nd Street Housing, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.170%, 09/07/11	6,900
3,450	New York State Housing Finance Agency, Chelsea Arms Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 09/07/11	3,450
4,085	New York State Housing Finance Agency, Clarkston Housing, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.140%, 09/07/11	4,085
15,750	New York State Housing Finance Agency, Historic Front Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.220%, 09/07/11	15,750

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — Continued
	New York — Continued
5,800	New York State Housing Finance Agency, Kew Gardens Hills Housing, Rev., VRDO, FNMA, LIQ: FNMA, 0.150%, 09/07/11	5,800
3,800	New York State Housing Finance Agency, Multi-Family Housing, Secured Mortgage Program, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.150%, 09/07/11	3,800
19,090	New York State Housing Finance Agency, Normandie Court I Project, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.190%, 09/07/11	19,090
4,850	New York State Housing Finance Agency, Parkledge Apartments Housing, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.210%, 09/07/11	4,850
3,820	New York State Housing Finance Agency, Talleyrand Crescent, Rev., VRDO, FNMA, LOC: FNMA, 0.200%, 09/07/11	3,820
13,500	New York State Housing Finance Agency, Theater Row, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.170%, 09/07/11	13,500
3,400	New York State Housing Finance Agency, Tribeca, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.170%, 09/07/11	3,400
22,210	New York State Housing Finance Agency, Tribeca Green Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.400%, 09/07/11	22,210
17,750	New York State Housing Finance Agency, Union Square South Housing, Rev., VRDO, FNMA, LIQ: FNMA, 0.150%, 09/07/11	17,750
5,000	New York State Housing Finance Agency, Victory Housing, Series 2001-A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.170%, 09/07/11	5,000
6,700	New York State Housing Finance Agency, Warren Knolls Apartments Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.200%, 09/07/11	6,700
6,700	New York State Housing Finance Agency, West Haverstraw Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.200%, 09/07/11	6,700
	New York State Housing Finance Agency, Worth Street,
5,700	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 09/07/11	5,700
6,780	New York State Thruway Authority, Rev., VRDO, AGM, LIQ: Morgan Stanley Bank, 0.310%, 09/07/11 (e)	6,780

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — Continued
4,100	New York State Urban Development Corp., Series SG-163, Rev., VRDO, FGIC-TCRS, 0.810%, 09/07/11	4,100
	Nuveen Insured,
2,400	Oneida County Industrial Development Agency, Rev., VRDO, LOC: NBT Bank N.A., 0.180%, 09/07/11	2,400
1,040	Oneida County Industrial Development Agency, Industrial Development, Oriskany, Rev., VRDO, LOC: NBT Bank N.A., 0.180%, 09/07/11	1,040
3,275	Onondaga County Industrial Development Agency, Albany Molecular Research Project, Rev., VRDO, LOC: Fleet National Bank, 0.450%, 09/07/11	3,275
5,000	Seneca County Industrial Development Agency, Seneca Meadows, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.280%, 09/07/11	5,000
	Triborough Bridge & Tunnel Authority,
9,995	Series ROCS-II-R-194, Rev., VRDO, LIQ: Citibank N.A., 0.210%, 09/07/11	9,995
7,060	Subseries B-3, Rev., VRDO, 0.350%, 09/07/11	7,060
29,125	Subseries B-4, Rev., VRDO, 0.300%, 09/07/11	29,125
41,700	Subseries CD, Rev., VRDO, AGM, 0.170%, 09/07/11	41,700
9,265	Trust for Cultural Resources, Alvin Ailey Dance Foundation, Rev., VRDO, LOC: Citibank N.A., 0.150%, 09/07/11	9,265
12,600	Trust for Cultural Resources, Solomon R Guggenheim, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.280%, 09/07/11	12,600
2,700	Trust for Cultural Resources, WNYC Radio, Inc., Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.140%, 09/07/11	2,700
3,740	Westchester County Industrial Development Agency, Community Housing Innovations, Inc., Rev., VRDO, LOC: Bank of New York, 0.170%, 09/07/11	3,740

		1,107,909

	Other Territories — 0.7%
10,630	Puttable Floating Option Tax-Exempt Receipts, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.340%, 09/07/11 (e)	10,630

	Total Weekly Demand Notes (Cost $1,118,539 )	1,118,539

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	17

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Variable Rate Demand Preferred Shares — 6.4%
15,000	BlackRock MuniYield New York Quality Fund, Inc., LIQ: Citibank N.A., 0.360%, 09/07/11 # (e)	15,000
20,000	BlackRock MuniHoldings New York Quality Fund, Inc., LIQ: Bank of America N.A., 0.360%, 09/07/11 3 # (e)	20,000
20,000	Nuveen New York Performance Plus Muni Fund Inc., Fund Inc, LIQ: Deutsche Bank A.G., 0.360%, 09/07/11 # (e)	20,000
20,000	Nuveen New York Investment Quality Muni Fund Inc., LIQ: Citibank N.A., 0.370%, 09/07/11 # (e)	20,000
17,700	Nuveen New York Quality Income Municipal Fund, Inc., LIQ: Citibank N.A., 0.360%, 09/07/11 # (e)	17,700

	Total Variable Rate Demand Preferred Shares (Cost $92,700)	92,700

	Total Investments — 99.9% (Cost $1,444,094)*	1,444,094
	Other Assets in Excess of Liabilities — 0.1%	899

	NET ASSETS — 100.0%	$1,444,993

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

JPMorgan Ohio Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

Daily Demand Notes — 17.6%
	Ohio — 17.6%
	Allen County, Catholic Healthcare,
2,550	Series A, Rev., VRDO, LOC: Bank of America N.A., 0.140%, 09/01/11 (m)	2,550
2,000	Series C, Rev., VRDO, LOC: Bank of Nova Scotia, 0.060%, 09/01/11	2,000
	Montgomery County, Miami Valley Hospital,
2,400	Series B, Rev., VRDO, 0.080%, 09/01/11	2,400
630	Series C, Rev., VRDO, 0.090%, 09/01/11	630
2,675	Ohio State Higher Educational Facility Commission, Case Western Reserve University, Series A, Rev., VRDO, 0.180%, 09/01/11	2,675
	Ohio State Water Development Authority, Pollution Control, FirstEnergy Nuclear Generation Corp. Project,
350	Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.120%, 09/01/11	350
1,525	Series C, Rev., VRDO, LOC: UBS AG, 0.100%, 09/01/11	1,525

	Total Daily Demand Note (Cost $12,130)	12,130

Municipal Bonds — 6.3%
	Ohio — 6.3%
1,000	City of Akron, Various Purpose, Series B, GO, BAN, 1.125%, 12/08/11 (m)	1,001
1,000	City of Marysville, Waste Water Treatment System, GO, 1.125%, 05/31/12	1,004
1,300	Ohio State Building Authority, Adult Correctional Facilities, Series A, Rev., AGM, 5.500%, 10/01/11	1,305
1,000	Union Township, Clermont County, GO, BAN, 1.125%, 09/12/12 (w)	1,005

	Total Municipal Bonds (Cost $4,315)	4,315

Weekly Demand Notes — 77.5%
	Ohio — 77.5%
2,785	Austin Trust, Series 2008-3310, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.270%, 09/07/11	2,785
400	City of Grove City, Multi-Family Housing, Regency Arms Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.300%, 09/07/11	400
1,980	City of Sharonville, Edgcomb Metals Co. Project, IDR, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.340%, 09/07/11	1,980
905	Columbus Regional Airport Authority, OASBO Expanded Asset, Rev., VRDO, LOC: U.S. Bank N.A., 0.210%, 09/07/11	905

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Ohio — Continued
1,010	Columbus Regional Airport Authority, Pooled Financing Program, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.210%, 09/07/11	1,010
1,300	Cuyahoga County, Airport Facilities, Corporate Wings Project, Rev., VRDO, LOC: Privatebank and Trust, 0.430%, 09/07/11	1,300
	Deutsche Bank Spears/Lifers Trust Various States,
2,060	Series 289, GO, VRDO, AGM, LIQ: Deutsche Bank AG, 0.210%, 09/07/11	2,060
120	Series 570, Rev., VRDO, AGM, LIQ: Deutsche Bank AG, 0.260%, 09/07/11	120
3,045	Eclipse Funding Trust, Solar Eclipse, Hamilton, Series 2006-0158, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	3,045
5,550	Franklin County, Multi-Family Housing, Ashton Square Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.250%, 09/07/11	5,550
2,075	Hamilton County, Boys/Girls Club, Inc. Project, Rev., VRDO, LOC: PNC Bank N.A., 0.230%, 09/07/11	2,075
400	Kent State University, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.210%, 09/07/11	400
135	Montgomery County, Catholic Health, Series B-2, Rev., VRDO, 0.280%, 09/07/11	135
2,815	Montgomery County, Multi-Family Housing, Cambridge Commons Apartments, Series A, Rev., VRDO, LOC: FHLB, 0.230%, 09/07/11	2,815
501	Montgomery County, Multi-Family Housing, Pedcor Investments, Lyons Gate, Series B, Rev., VRDO, LOC: FHLB, 0.380%, 09/07/11	501
4,400	Ohio Air Quality Development Authority, Pollution, FirstEnergy Generation Corp. Project, Series B, Rev., VRDO, LOC: UBS AG, 0.130%, 09/07/11	4,400
180	Ohio Housing Finance Agency, MERLOTS, Series A10, Rev., VRDO, GNMA/FNMA, LIQ: Wells Fargo Bank N.A., 0.230%, 09/07/11	180
	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities,
300	Series B, Rev., VRDO, AMT, 0.190%, 09/07/11	300
2,875	Series B, Rev., VRDO, AMT, GNMA/FNMA, 0.350%, 09/07/11	2,875
350	Series C, Rev., VRDO, AMT, GNMA COLL, 0.190%, 09/07/11	350
1,900	Series D, Rev., VRDO, AMT, 0.220%, 09/07/11	1,900
20	Series E, Rev., VRDO, AMT, 0.320%, 09/07/11	20
1,050	Series E, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, 0.190%, 09/07/11	1,050

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	19

JPMorgan Ohio Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — Continued
	Ohio — Continued
1,000	Series H, Rev., VRDO, AMT, GNMA/FNMA, 0.320%, 09/07/11	1,000
470	State of Ohio, Common Schools, Series C, GO, VRDO, 0.130%, 09/07/11	470
1,800	State of Ohio, Infrastructure Improvement, GO, VRDO, 0.130%, 09/07/11	1,800
4,000	Toledo-Lucas County Port Authority, Burlington Air Express, Inc., Rev., VRDO, AGC, LOC: Royal Bank of Scotland, 0.250%, 09/07/11	4,000
4,920	Toledo-Lucas County Port Authority, FlightSafety, Series 1, Rev., VRDO, 0.170%, 09/07/11	4,920
2,655	Wells Fargo Stage Trust, Various States, Series 56-C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.200%, 09/07/11 (e)	2,655

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Ohio — Continued
2,373	Wood County, Reclamation Technologies, IDR, Rev., VRDO, LOC: National City Bank, 0.280%, 09/07/11	2,373

	Total Weekly Demand Notes (Cost $53,374)	53,374

	Total Investments — 101.4% (Cost $69,819)*	69,819
	Liabilities in Excess of Other Assets — (1.4)%	(993)

	NET ASSETS — 100.0%	$68,826

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

J.P. Morgan Money Market Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited)

AGC	— Insured by Assured Guaranty Corp.
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp. †
AMT	— Alternative Minimum Tax
BAN	— Bond Anticipation Note
BHAC	— Insured by Berkshire Hathaway Assurance Corp.
COLL	— Collateral
COP	— Certificate of Participation
CR	— Custodial Receipts
EAGLE	— Earnings of accrual generated on local tax-exempt securities
EDC	— Economic Development Corp.
FGIC	— Insured by Financial Guaranty Insurance Co.
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
IBC	— Insured Bond Certificates
IDR	— Industrial Development Revenue
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MBIA	— Insured by Municipal Bond Insurance Corp.
MERLOTS	— Municipal Exempt Receipts Liquidity Optional Tender
NATL	— Insured by National Public Finance Guarantee Corp.
Q-SBLF	— Qualified School Bond Loan Fund
RAN	— Revenue Anticipation Note
RE	— Reinsured
Rev.	— Revenue
ROCS	— Reset Option Certificates

TAN	— Tax Anticipation Note
TCRS	— Transferable Custodial Receipts
TRAN	— Tax & Revenue Anticipation Note
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of August 31, 2011.
VRDO	— Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of August 31, 2011.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.1%.
(m)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of, swaps, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(n)	— The rate shown is the effective yield at the date of purchase.
(t)	— The date shown represents the earliest of the next demand date or final maturity date.
(w)	— When-issued security.
*	— The cost of securities is substantially the same for federal income tax purposes.
†	— Filed for bankruptcy on November 8, 2010.
#	— Variable Rate Demand Preferred Shares of a closed-end investment company which have a weekly demand feature.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	21

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2011 (Unaudited)

(Amounts in thousands, except per share amounts)

	California Municipal Money Market Fund		Michigan Municipal Money Market Fund		New York Municipal Money Market Fund		Ohio Municipal Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$1,268,145		$180,938		$1,444,094		$69,819
Cash	35		76		7		4
Receivables:
Interest and dividends from non-affiliates	520		82		1,359		60
Other assets	3		—		8		—

Total Assets	1,268,703		181,096		1,445,468		69,883

LIABILITIES:
Payables:
Dividends	—	(a)	—		—		—
Investment securities purchased	—		—		—		1,005
Accrued liabilities:	—		—		—		—
Investment advisory fees	85		11		100		—
Administration Fees	78		11		90		3
Shareholder servicing fees	43		6		135		—
Distribution fees	—		—	(a)	—	(a)	—
Custodian and accounting fees	23		10		30		11
Trustees’ and Chief Compliance Officer’s fees	1		1		32		— (a)
Transfer agent fees	6		2		24		3
Audit fees	33		29		31		27
Printing & Postage fees	45		6		33		1
Other	—		5		—		7

Total Liabilities	314		81		475		1,057

Net Assets	$1,268,389		$181,015		$1,444,993		$68,826

NET ASSETS:
Paid in capital	$1,268,404		$181,015		$1,445,063		$68,837
Accumulated undistributed (distributions in excess of) net investment income	(24)		(4)		(83)		(10)
Accumulated net realized gains (losses)	9		4		13		(1)

Total Net Assets	$1,268,389		$181,015		$1,444,993		$68,826

Net Assets:
E*Trade	$786,159		$—		$290,807		$—
Morgan	335,091		8,575		701,841		19,821
Premier	—		28,471		—		5,039
Reserve	—		143,969		368,352		20,364
Service	147,139		—		83,993		23,602

Total	$1,268,389		$181,015		$1,444,993		$68,826

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
E*Trade	785,975		—		290,816		—
Morgan	335,144		8,576		701,865		19,812
Premier	—		28,474		—		5,038
Reserve	—		143,980		368,364		20,358
Service	147,182		—		83,995		23,596
Net asset value offering and redemption price per share (all classes)	$1.00		$1.00		$1.00		$1.00

Net Asset Value:
Cost of investments in non-affiliates	$1,268,145		$180,938		$1,444,094		$69,819

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited)

(Amounts in thousands)

	California Municipal Money Market Fund		Michigan Municipal Money Market Fund		New York Municipal Money Market Fund		Ohio Municipal Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$1,522		$209		$2,098		$85
Interest income from affiliates	—		—	(a)	—		—

Total investment income	1,522		209		2,098		85

EXPENSES:
Investment advisory fees	531		68		615		30
Administration fees	460		59		533		26
Distribution fees:
E*Trade	2,453		—		921		—
Morgan	191		5		381		11
Reserve	—		161		486		33
Service	380		—		240		63
Shareholder servicing fees:
E*Trade	1,227		—		461		—
Morgan	669		17		1,334		39
Premier	—		47		—		8
Reserve	—		193		583		40
Service	190		—		120		32
Custodian and accounting fees	23		15		27		13
Professional fees	30		16		26		16
Trustees’ and Chief Compliance Officer’s fees	7		1		5		1
Printing and mailing costs	53		8		31		3
Registration and filing fees	15		13		19		10
Transfer agent fees	13		5		54		5
Other	5		3		5		2

Total expenses	6,247		611		5,841		332

Less amounts waived	(4,773)		(402)		(3,766)		(246)
Less earnings credits	—	(a)	—	(a)	—	(a)	— (a)
Less expense reimbursements	—		—		—		(1)

Net expenses	1,474		209		2,075		85

Net investment income (loss)	48		—	(a)	23		—

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	23		4		13		—

Net realized gain (loss)	23		4		13		—

Net realized/unrealized gains (losses)	23		4		13		—

Change in net assets resulting from operations	$71		$4		$36		$—

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	23

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	California Municipal Money Market Fund		Michigan Municipal Money Market Fund
	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011	Six Months Ended 8/31/2011 (Unaudited)		Year Ended 2/28/2011
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$48	$76	$—	(a)	$6
Net realized gain (loss)	23	114	4		—

Change in net assets resulting from operations	71	190	4		6

DISTRIBUTIONS TO SHAREHOLDERS:
E*Trade
From net investment income	(40)	(375)	—		—
From net realized gains	(9)	(152)	—		—
Morgan
From net investment income	(6)	(156)	—		(4)
From net realized gains	(5)	(77)	—		(1)
Premier
From net investment income	—	—	—		(12)
From net realized gains	—	—	—		(5)
Reserve
From net investment income	—	—	—		(53)
From net realized gains	—	—	—		(24)
Service
From net investment income	(2)	(55)	—		—
From net realized gains	(1)	(27)	—		—

Total distributions to shareholders	(63)	(842)	—		(99)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	(101,742)	75,320	2,923		(95,346)

NET ASSETS:
Change in net assets	(101,734)	74,668	2,927		(95,439)
Beginning of period	1,370,123	1,295,455	178,088		273,527

End of period	$1,268,389	$1,370,123	$181,015		$178,088

Accumulated undistributed (distributions in excess of) net investment income	$(24)	$(24)	$(4)		$(4)

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

	New York Municipal Money Market Fund		Ohio Municipal Money Market Fund
	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$23	$111	$—	$3
Net realized gain (loss)	13	71	—	—

Change in net assets resulting from operations	36	182	—	3

DISTRIBUTIONS TO SHAREHOLDERS:
E*Trade
From net investment income	(15)	(309)	—	—
From net realized gains	—	(15)	—	—
Morgan
From net investment income	(5)	(761)	(2)	(16)
From net realized gains	—	(41)	—	(1)
Premier
From net investment income	—	—	— (a)	(3)
From net realized gains	—	—	—	— (a)
Reserve
From net investment income	(2)	(363)	(2)	(18)
From net realized gains	—	(20)	—	(1)
Service
From net investment income	(1)	(92)	(2)	(12)
From net realized gains	—	(5)	—	(1)

Total distributions to shareholders	(23)	(1,606)	(6)	(52)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	(183,631)	123,462	(9,100)	7,633

NET ASSETS:
Change in net assets	(183,618)	122,038	(9,106)	7,584
Beginning of period	1,628,611	1,506,573	77,932	70,348

End of period	$1,444,993	$1,628,611	$68,826	$77,932

Accumulated undistributed (distributions in excess of) net investment income	$(83)	$(83)	$(10)	$(4)

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	25

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	California Municipal Money Market Fund		Michigan Municipal Money Market Fund
	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011
CAPITAL TRANSACTIONS:
E*Trade
Proceeds from shares issued	$174,377	$440,432	$—	$—
Dividends and distributions reinvested	49	527	—	—
Cost of shares redeemed	(235,771)	(295,675)	—	—

Change in net assets from E*Trade capital transactions	$(61,345)	$145,284	$—	$—

Morgan
Proceeds from shares issued	$887,485	$1,956,248	$15,475	$38,471
Dividends and distributions reinvested	7	175	—	5
Cost of shares redeemed	(952,098)	(1,988,906)	(16,241)	(43,699)

Change in net assets from Morgan capital transactions	$(64,606)	$(32,483)	$(766)	$(5,223)

Premier
Proceeds from shares issued	$—	$—	$16,569	$30,455
Dividends and distributions reinvested	—	—	—	16
Cost of shares redeemed	—	—	(17,308)	(39,411)

Change in net assets from Premier capital transactions	$—	$—	$(739)	$(8,940)

Reserve
Proceeds from shares issued	$—	$—	$97,463	$144,360
Dividends and distributions reinvested	—	—	—	77
Cost of shares redeemed	—	—	(93,035)	(225,620)

Change in net assets from Reserve capital transactions	$—	$—	$4,428	$(81,183)

Service
Proceeds from shares issued	$80,619	$107,370	$—	$—
Dividends and distributions reinvested	4	82	—	—
Cost of shares redeemed	(56,414)	(144,933)	—	—

Change in net assets from Service capital transactions	$24,209	$(37,481)	$—	$—

Total change in net assets from capital transactions	$(101,742)	$75,320	$2,923	$(95,346)

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

	California Municipal Money Market Fund		Michigan Municipal Money Market Fund
	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011
SHARE TRANSACTIONS:
E*Trade
Issued	174,377	440,432	—	—
Reinvested	49	527	—	—
Redeemed	(235,771)	(295,675)	—	—

Change in E*Trade Shares	(61,345)	145,284	—	—

Morgan
Issued	887,485	1,956,248	15,489	38,470
Reinvested	7	175	—	5
Redeemed	(952,098)	(1,988,906)	(16,241)	(43,696)

Change in Morgan Shares	(64,606)	(32,483)	(752)	(5,221)

Premier
Issued	—	—	16,603	30,455
Reinvested	—	—	—	16
Redeemed	—	—	(17,308)	(39,404)

Change in Premier Shares	—	—	(705)	(8,933)

Reserve
Issued	—	—	97,407	144,352
Reinvested	—	—	—	77
Redeemed	—	—	(93,027)	(225,621)

Change in Reserve Shares	—	—	4,380	(81,192)

Service
Issued	80,619	107,370	—	—
Reinvested	4	82	—	—
Redeemed	(56,414)	(144,933)	—	—

Change in Service Shares	24,209	(37,481)	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	27

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	New York Municipal Money Market Fund		Ohio Municipal Money Market Fund
	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011
CAPITAL TRANSACTIONS:
E*Trade
Proceeds from shares issued	$68,101	$160,884	$—	$—
Dividends and distributions reinvested	15	324	—	—
Cost of shares redeemed	(87,348)	(144,264)	—	—

Change in net assets from E*Trade capital transactions	$(19,232)	$16,944	$—	$—

Morgan
Proceeds from shares issued	$1,258,035	$1,673,466	$28,435	$46,158
Dividends and distributions reinvested	4	644	2	17
Cost of shares redeemed	(1,386,353)	(1,587,286)	(30,786)	(47,505)

Change in net assets from Morgan capital transactions	$(128,314)	$86,824	$(2,349)	$(1,330)

Premier
Proceeds from shares issued	$—	$—	$612	$6,096
Dividends and distributions reinvested	—	—	— (a)	— (a)
Cost of shares redeemed	—	—	(612)	(4,636)

Change in net assets from Premier capital transactions	$—	$—	$— (a)	$1,460

Reserve
Proceeds from shares issued	$24,364,323	$53,285,091	$26,666	$54,191
Dividends and distributions reinvested	1	175	2	18
Cost of shares redeemed	(24,391,277)	(53,254,537)	(36,319)	(48,010)

Change in net assets from Reserve capital transactions	$(26,953)	$30,729	$(9,651)	$6,199

Service
Proceeds from shares issued	$36,149	$80,003	$18,503	$29,839
Dividends and distributions reinvested	1	97	1	13
Cost of shares redeemed	(45,282)	(91,135)	(15,604)	(28,548)

Change in net assets from Service capital transactions	$(9,132)	$(11,035)	$2,900	$1,304

Total change in net assets from capital transactions	$(183,631)	$123,462	$(9,100)	$7,633

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

	New York Municipal Money Market Fund		Ohio Municipal Money Market Fund
	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011
SHARE TRANSACTIONS:
E*Trade
Issued	67,974	160,874	—	—
Reinvested	15	324	—	—
Redeemed	(87,278)	(144,264)	—	—

Change in E*Trade Shares	(19,289)	16,934	—	—

Morgan
Issued	1,258,377	1,673,467	28,435	46,158
Reinvested	4	644	2	17
Redeemed	(1,386,353)	(1,587,262)	(30,786)	(47,501)

Change in Morgan Shares	(127,972)	86,849	(2,349)	(1,326)

Premier
Issued	—	—	612	6,083
Reinvested	—	—	— (a)	— (a)
Redeemed	—	—	(612)	(4,637)

Change in Premier Shares	—	—	— (a)	1,446

Reserve
Issued	24,364,116	53,285,079	26,666	54,191
Reinvested	1	175	2	18
Redeemed	(24,391,277)	(53,254,537)	(36,319)	(47,996)

Change in Reserve Shares	(27,160)	30,717	(9,651)	6,213

Service
Issued	36,060	80,000	18,503	29,835
Reinvested	1	98	1	13
Redeemed	(45,271)	(91,135)	(15,604)	(28,548)

Change in Service Shares	(9,210)	(11,037)	2,900	1,300

(a)	Amount rounds to less than 1,000 (Shares or dollars).

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	29

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
California Municipal Money Market Fund
E*Trade
Six Months Ended August 31, 2011 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—		$—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)
Year Ended February 29, 2008	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2007	1.00	0.03		—	(d)	0.03		(0.03)		—		(0.03)

Morgan
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)
Year Ended February 29, 2008	1.00	0.03		—	(d)	0.03		(0.03)		—		(0.03)
Year Ended February 28, 2007	1.00	0.03		—	(d)	0.03		(0.03)		—		(0.03)

Service
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
July 1, 2009 (f) through February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—		—		—

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Includes insurance expense of 0.02%.
(f)	Commencement of offering of class of shares.
(g)	Amount rounds to less than 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%		$786,159	0.22%		0.01%		1.07%
1.00	0.07		847,499	0.30		0.01		1.07
1.00	0.01		702,599	0.43	(e)	0.01		1.09
1.00	0.89		618,240	0.96	(e)	0.92		1.09
1.00	2.50		812,635	1.00		2.49		1.09
1.00	2.53		948,839	1.00		2.53		1.09

1.00	0.00	(g)	335,091	0.23		0.00	(g)	0.62
1.00	0.06		399,696	0.31		0.00	(g)	0.62
1.00	0.03		432,378	0.42	(e)	0.02		0.64
1.00	1.28		406,431	0.57	(e)	1.16		0.65
1.00	2.96		183,015	0.55		2.83		0.64
1.00	2.99		91,046	0.55		2.96		0.65

1.00	0.00	(g)	147,139	0.22		0.00	(g)	1.07
1.00	0.06		122,928	0.31		0.00	(g)	1.07
1.00	0.00		160,478	0.26		0.00	(g)	1.06

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	31

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income	Net realized gain		Total distributions
Michigan Municipal Money Market Fund
Morgan
Six Months Ended August 31, 2011 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	$—		$—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—		—	(d)	— (d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.03		—	(d)	0.03		(0.03)	—		(0.03)
Year Ended February 28, 2007	1.00	0.03		—	(d)	0.03		(0.03)	—		(0.03)

Premier
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—		—	(d)	— (d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)	—		(0.02)
Year Ended February 29, 2008	1.00	0.03		—	(d)	0.03		(0.03)	—		(0.03)
Year Ended February 28, 2007	1.00	0.03		—	(d)	0.03		(0.03)	—		(0.03)

Reserve
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—		—	(d)	— (d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.03		—	(d)	0.03		(0.03)	—		(0.03)
Year Ended February 28, 2007	1.00	0.03		—	(d)	0.03		(0.03)	—		(0.03)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%.
(f)	Includes insurance expense of 0.03%.
(g)	Includes insurance expense of 0.01%.
(h)	Includes a gain incurred resulting from a payment by affiliate. The effect was less than 0.01% on total return.
(i)	Includes insurance expense of 0.02%.

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.00	%(e)	$8,575	0.24%		0.00	%(e)	0.67%
1.00	0.05		9,341	0.35		0.00	(e)	0.67
1.00	0.04		14,569	0.51	(f)	0.05		0.73
1.00	1.44		26,507	0.60	(g)	1.48		0.71
1.00	3.00	(h)	37,673	0.59		3.00		0.71
1.00	3.02		60,944	0.59		3.00		0.67

1.00	0.00	(e)	28,471	0.25		0.00	(e)	0.52
1.00	0.05		29,209	0.35		0.00	(e)	0.52
1.00	0.10		38,165	0.42	(f)	0.11		0.57
1.00	1.58		58,008	0.47	(i)	1.61		0.56
1.00	3.14	(h)	71,758	0.45		3.17		0.55
1.00	3.17		177,698	0.45		3.13		0.52

1.00	0.00	(e)	143,969	0.25		0.00	(e)	0.77
1.00	0.05		139,538	0.35		0.00	(e)	0.77
1.00	0.02		220,793	0.32	(g)	0.00	(e)	0.76
1.00	1.33		23,050	0.72	(i)	1.26		0.81
1.00	2.88	(h)	22,874	0.70		2.84		0.81
1.00	2.91		28,903	0.70		2.89		0.78

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	33

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
New York Municipal Money Market Fund
E*Trade
Six Months Ended August 31, 2011 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—		$—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)
Year Ended February 29, 2008	1.00	0.03		—	(d)	0.03		(0.03)		—		(0.03)
Year Ended February 28, 2007	1.00	0.03		—	(d)	0.03		(0.03)		—		(0.03)

Morgan
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)
Year Ended February 29, 2008	1.00	0.03		—	(d)	0.03		(0.03)		—		(0.03)
Year Ended February 28, 2007	1.00	0.03		—	(d)	0.03		(0.03)		—		(0.03)

Reserve
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)
Year Ended February 29, 2008	1.00	0.03		—	(d)	0.03		(0.03)		—		(0.03)
Year Ended February 28, 2007	1.00	0.03		—	(d)	0.03		(0.03)		—		(0.03)

Service
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
July 1, 2009 (h) through February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—		—		—

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Includes insurance expense of 0.02%.
(f)	Amount rounds to less than 0.01%.
(g)	Includes insurance expense of 0.03%.
(h)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%		$290,807	0.26%		0.01%		1.07%
1.00	0.11		310,036	0.34		0.01		1.07
1.00	0.01		293,356	0.57	(e)	0.01		1.09
1.00	0.86		251,873	0.98	(e)	0.89		1.08
1.00	2.50		320,928	1.00		2.52		1.08
1.00	2.55		429,685	1.00		2.56		1.10

1.00	0.00	(f)	701,841	0.27		0.00	(f)	0.62
1.00	0.10		830,150	0.34		0.01		0.62
1.00	0.05		744,054	0.55	(g)	0.06		0.65
1.00	1.23		1,283,154	0.61	(e)	1.21		0.64
1.00	2.93		1,214,148	0.59		2.89		0.63
1.00	2.97		1,204,017	0.59		2.93		0.65

1.00	0.00	(f)	368,352	0.27		0.00	(f)	0.72
1.00	0.10		395,301	0.34		0.01		0.72
1.00	0.02		364,918	0.58	(g)	0.02		0.74
1.00	1.12		507,425	0.72	(e)	1.10		0.74
1.00	2.81		410,594	0.70		2.79		0.73
1.00	2.86		194,629	0.70		2.82		0.75

1.00	0.00	(f)	83,993	0.27		0.00	(f)	1.07
1.00	0.10		93,124	0.34		0.00	(f)	1.07
1.00	0.00		104,245	0.44		0.00	(f)	1.06

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	35

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Ohio Municipal Money Market Fund
Morgan
Six Months Ended August 31, 2011 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—		$—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)
Year Ended February 29, 2008	1.00	0.03	(k)	—	(d)	0.03		(0.03)		—	(d)	(0.03)
Year Ended February 28, 2007	1.00	0.03		—	(d)	0.03		(0.03)		—		(0.03)

Premier
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	(0.01)		0.01		—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)
Year Ended February 29, 2008	1.00	0.03	(k)	—	(d)	0.03		(0.03)		—	(d)	(0.03)
Year Ended February 28, 2007	1.00	0.03		—	(d)	0.03		(0.03)		—		(0.03)

Reserve
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)
Year Ended February 29, 2008	1.00	0.03	(k)	—	(d)	0.03		(0.03)		—	(d)	(0.03)
Year Ended February 28, 2007	1.00	0.03		—	(d)	0.03		(0.03)		—		(0.03)

Service
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
July 1, 2009 (j) through February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—		—	(d)	—	(d)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%.
(f)	Includes insurance expense of 0.03%.
(g)	Includes insurance expense of 0.02%.
(h)	Includes a gain incurred resulting from a payment by affiliate. The effect was less than 0.01% on total return.
(i)	Includes insurance expense of 0.01%.
(j)	Commencement of offering of shares.
(k)	Calculated based on average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%		$19,821	0.23%		0.00	%(e)	0.73%
1.00	0.08		22,172	0.36		0.01		0.79
1.00	0.19		23,532	0.55	(f)	0.09		0.77
1.00	1.39		44,250	0.61	(g)	1.35		0.71
1.00	2.98	(h)	25,619	0.59		2.94		0.74
1.00	2.99	(h)	33,418	0.59		2.95		0.70

1.00	0.01		5,039	0.22		0.00	(e)	0.58
1.00	0.08		5,039	0.36		0.01		0.64
1.00	0.27		3,589	0.40	(i)	0.08		0.62
1.00	1.53		805	0.47	(g)	1.30		0.56
1.00	3.12	(h)	626	0.45		3.28		0.57
1.00	3.14		32,989	0.45		3.09		0.55

1.00	0.01		20,364	0.23		0.00	(e)	0.83
1.00	0.08		30,018	0.36		0.01		0.89
1.00	0.14		23,851	0.61	(f)	0.03		0.87
1.00	1.28		58,532	0.72	(g)	1.27		0.81
1.00	2.86	(h)	54,774	0.70		2.82		0.85
1.00	2.88		69,853	0.70		2.84		0.80

1.00	0.01		23,602	0.22		0.00	(e)	1.18
1.00	0.08		20,703	0.36		0.00	(e)	1.25
1.00	0.11		19,376	0.34		0.00	(e)	1.22

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	37

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2011 (Unaudited)

1. Organization

JPMorgan Trust I (“JPM I”) and JPMorgan Trust II (“JPM II”) (the “Trusts”) were formed on November 12, 2004, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.

The following are 4 separate funds of the Trusts (collectively, the “Funds”) covered by this report:

	Classes Offered	Trust	Diversified/Non-Diversified
California Municipal Money Market Fund	E*Trade, Morgan and Service	JPM I	Diversified
Michigan Municipal Money Market Fund	Morgan, Premier and Reserve	JPM II	Non-Diversified
New York Municipal Money Market Fund	E*Trade, Morgan, Reserve and Service	JPM I	Diversified
Ohio Municipal Money Market Fund	Morgan, Premier, Reserve and Service	JPM II	Non-Diversified
All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trusts in the preparation of their financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Valuation of Investments — Each Fund has elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act provided that certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market based net asset value per share of the Fund. This involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the security. The market value of securities in the Funds can be expected to vary inversely with changes in prevailing interest rates.

The various inputs that are used in determining the fair value of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of August 31, 2011, in valuing the Funds’ assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
California Municipal Money Market Fund #
Total Investments in Securities	$—	$1,268,145	$—	$1,268,145

Michigan Municipal Money Market Fund #
Total Investments in Securities	$—	$180,938	$—	$180,938

New York Municipal Money Market Fund #
Total Investments in Securities	$—	$1,444,094	$—	$1,444,094

Ohio Municipal Money Market Fund #
Total Investments in Securities	$—	$69,819	$—	$69,819

#	All portfolio holdings designated as Level 2 are disclosed individually in the Schedules of Portfolio of Investments (“SOIs”). Please refer to the SOIs for specifics of the major categories of portfolio holdings.

38	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

For each of the Funds, there were no transfers between Levels 1 and 2 during the six months ended August 31, 2011.

B. Restricted and Illiquid Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately its fair value and includes, but is not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

C. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts.

D. Allocation of Income and Expenses — In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses directly attributable to a fund are charged directly to that fund while the expenses attributable to more than one fund of the Trusts are allocated among the respective funds. Each class of shares bears its pro-rata portion of expenses attributable to its Fund, except that each class separately bears expenses related specifically to that class, such as distribution and shareholder servicing fees.

E. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits or losses will significantly change in the next twelve months. However, the Funds’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ Federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

F. Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually.

The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these “book/ tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to Investment Advisory Agreements, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”) acts as the investment advisor to the Funds. JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”). The Advisor supervises the investments of each Fund and for such services is paid a fee. The Advisor’s fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual fee rate for each Fund is 0.08%.

Prior to January 1, 2010, JPMorgan Investment Advisors Inc. (“JPMIA”), which was an indirect, wholly-owned subsidiary of JPMorgan, acted as the investment advisor to the Michigan Municipal Money Market Fund and Ohio Municipal Money Market Fund. Effective January 1, 2010, the investment advisory business of JPMIA was transferred to JPMIM and JPMIM became the investment advisor for the Michigan Municipal Money Market Fund and Ohio Municipal Money Market Fund, assuming all rights and responsibilities of JPMIA with respect to the Michigan Municipal Money Market Fund and Ohio Municipal Money Market Fund under the Investment Advisory Agreement. The appointment of JPMIM did not change the portfolio management team, investment strategies, investment advisory fees charged to the Michigan Municipal Money Market Fund and Ohio Municipal Money Market Fund or the terms of the investment advisory agreement (other than the identity of the advisor).

The Advisor waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.10% of the first $100 billion of the average daily net assets of all money market funds in the J.P. Morgan Funds Complex and 0.05% of the average daily net assets in excess of $100 billion of all such funds. For the six months ended August 31, 2011, the annualized effective rate was 0.07% of each Fund’s average daily net assets.

The Administrator waived Administrative fees as outlined in Note 3.F.

J.P. Morgan Investor Services, Co. (“JPMIS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”).

For its services as Sub-administrator, JPMIS receives a portion of the fees payable to the Administrator.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	39

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trusts’ exclusive underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for E*Trade, Morgan, Reserve and Service Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

	E*Trade	Morgan	Reserve	Service
California Municipal Money Market Fund	0.60%	0.10%	n/a	0.60%
Michigan Municipal Money Market Fund	n/a	0.10	0.25%	n/a
New York Municipal Money Market Fund	0.60	0.10	0.25	0.60
Ohio Municipal Money Market Fund	n/a	0.10	0.25	0.60

The Distributor waived Distribution fees as outlined in Note 3.F.

D. Shareholder Servicing Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	E*Trade	Morgan	Premier	Reserve	Service
California Municipal Money Market Fund	0.30%	0.35%	n/a	n/a	0.30%
Michigan Municipal Money Market Fund	n/a	0.35	0.30%	0.30%	n/a
New York Municipal Money Market Fund	0.30	0.35	n/a	0.30	0.30
Ohio Municipal Money Market Fund	n/a	0.35	0.30	0.30	0.30

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Funds, provides portfolio custody and accounting services for the Funds. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees in the Statements of Operations. The custodian fees may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statements of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense to affiliates in the Statements of Operations.

F. Waivers and Reimbursements — The Advisor, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expense related to short sales, interest, taxes, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	E*Trade	Morgan	Premier	Reserve	Service
California Municipal Money Market Fund	1.00%	0.59%	n/a	n/a	1.05%
Michigan Municipal Money Market Fund	n/a	0.59	0.45%	0.70%	n/a
New York Municipal Money Market Fund	1.00	0.59	n/a	0.70	1.05
Ohio Municipal Money Market Fund	n/a	0.59	0.45	0.70	1.05

The contractual expense limitation agreements were in effect for the six months ended August 31, 2011. The expense limitation percentages in the table above are in place until at least June 30, 2012. In addition, the Funds’ service providers have voluntarily waived fees during the six months ended August 31, 2011. However, the Funds’ service providers are under no obligation to do so and may discontinue such voluntary waivers at any time.

For the six months ended August 31, 2011, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expects the Funds to repay any such waived fees and reimbursed expenses in future years.

	Contractual Waivers
	Shareholder Servicing	Total	Contractual Reimbursements
California Municipal Money Market Fund	$359	$359	$—
Michigan Municipal Money Market Fund	61	61	—
New York Municipal Money Market Fund	277	277	—
Ohio Municipal Money Market Fund	50	50	1

40	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

	Voluntary Waivers
	Investment Advisory	Administration Fee	Shareholder Servicing	Distribution	Total
California Municipal Money Market Fund	$105	$—	$1,285	$3,024	$4,414
Michigan Municipal Money Market	20	—	155	166	341
New York Municipal Money Market Fund	14	—	1,447	2,028	3,489
Ohio Municipal Money Market Fund	15	7	66	108	196

For the six months ended August 31, 2011, the Funds did not invest in any money market funds.

G. Other — Certain officers of the Trusts are affiliated with the Advisor, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statements of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended August 31, 2011, certain Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Funds may use related party broker/dealers. For the six months ended August 31, 2011, the Funds did not incur any brokerage commissions with broker/dealers affiliated with the Advisor.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. Federal Income Tax Matters

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (“the Act”), net capital losses recognized by the Funds after February 28, 2011, may get carried forward indefinitely, and retain their character as short-term and/or long term losses. Prior to this Act, pre-enactment net capital losses incurred by the Funds were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses are used before pre-enactment net capital losses.

5. Borrowings

The Funds rely upon an exemptive order (“Order”) permitting the establishment and operation of an Interfund Lending Facility (“Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund Loan Rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because they are investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 15, 2011.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at August 31, 2011, or at any time during the six months then ended.

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates in the Statements of Operations.

6. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

One or more affiliates of the Advisor have investment discretion with respect to their clients’ holdings in the Funds, which collectively represent a significant portion of the Fund’s outstanding shares for California Municipal Money Market Fund and New York Municipal Money Market Fund.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	41

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

In addition, the Funds each have a shareholder or shareholders, which are accounts maintained by financial intermediaries on behalf of their clients, that own significant portions of the Funds’ outstanding shares.

Significant shareholder transactions, if any, may impact the Funds’ performance.

The Funds invest substantially all of their assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. The California Municipal Money Market Fund, Michigan Municipal Money Market Fund, New York Municipal Money Market Fund and Ohio Municipal Money Market Fund primarily invest in issuers in the States of California, Michigan, New York and Ohio, respectively. An issuer’s ability to meet its payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. These securities generally have features that preserve their eligibility for investment under Rule 2a-7 under the 1940 Act without relying on the ratings or solvency of such bond insurers. The value of these investments may be impacted by changes to bond insurers’ ratings and a Fund’s ability to collect principal and interest, in the event of an issuer’s default, may be limited if the private insurer does not have the wherewithal to satisfy its obligation.

7. Legal Matters

Prior to becoming an affiliate of JPMorgan, on June 29, 2004, Banc One Investment Advisors Corporation (“BOIA”), subsequently known as JPMorgan Investment Advisors Inc. (“JPMIA”), entered into agreements with the SEC (“the SEC order”) and the New York Attorney General (“NYAG settlement”) in resolution of investigations conducted by the SEC and the NYAG into market timing of certain One Group mutual funds advised by BOIA which were series of One Group Mutual Funds, possible late trading of certain funds and related matters. JPMIA was investment advisor to certain of the Funds until January 1, 2010. Effective January 1, 2010, JPMIA transferred its investment advisory business to JPMIM and JPMIM became investment advisor to such Funds.

Under the terms of the SEC Order and the NYAG settlement, BOIA agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which has been distributed to certain current and former shareholders of certain funds. Pursuant to the NYAG settlement, BOIA reduced its management fee for certain funds in the aggregate amount of approximately $8 million annually (based on assets under management as of June 30, 2004) over a five-year period commencing September 27, 2004 through September 27, 2009.

In addition to the matters involving the SEC and NYAG, various lawsuits were filed by private plaintiffs in connection with these circumstances in various state and federal courts. These actions were transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. The plaintiffs filed consolidated amended complaints, naming as defendants, among others, BOIA, Bank One Corporation and JPMorgan, One Group Services Company (the former distributor of One Group Mutual Funds), certain officers of One Group Mutual Funds and BOIA, and certain current and former Trustees.

As of June 14, 2006, all claims against One Group Mutual Funds and current and former trustees were dismissed by the United States District Court in Maryland. Certain claims against BOIA and its affiliates were also dismissed. The court approved a settlement resolving all remaining claims in the litigation in Maryland.

The Funds will be reimbursed for all costs associated with these matters to ensure that they incur no expense as it relates to the matters described above. A portion of these reimbursements may be from related parties.

42	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at March 1, 2011, and continued to hold your shares at the end of the reporting period, August 31, 2011.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value, March 1, 2011	Ending Account Value, August 31, 2011	Expenses Paid During March 1, 2011 to August 31, 2011*	Annualized Expense Ratio
California Municipal Money Market Fund
E*Trade
Actual	$1,000.00	$1,000.10	$1.11	0.22%
Hypothetical	1,000.00	1,024.03	1.12	0.22
Morgan
Actual	1,000.00	1,000.00	1.16	0.23
Hypothetical	1,000.00	1,023.98	1.17	0.23
Service
Actual	1,000.00	1,000.00	1.11	0.22
Hypothetical	1,000.00	1,024.03	1.12	0.22

Michigan Municipal Money Market Fund
Morgan
Actual	1,000.00	1,000.00	1.21	0.24
Hypothetical	1,000.00	1,023.93	1.22	0.24
Premier
Actual	1,000.00	1,000.00	1.26	0.25
Hypothetical	1,000.00	1,023.88	1.27	0.25
Reserve
Actual	1,000.00	1,000.00	1.26	0.25
Hypothetical	1,000.00	1,023.88	1.27	0.25

New York Municipal Money Market Fund
E*Trade
Actual	1,000.00	1,000.10	1.31	0.26
Hypothetical	1,000.00	1,023.83	1.32	0.26
Morgan
Actual	1,000.00	1,000.00	1.36	0.27
Hypothetical	1,000.00	1,023.78	1.37	0.27

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	43

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value, March 1, 2011	Ending Account Value, August 31, 2011	Expenses Paid During March 1, 2011 to August 31, 2011*	Annualized Expense Ratio
New York Municipal Money Market Fund (continued)
Reserve
Actual	$1,000.00	$1,000.00	$1.36	0.27%
Hypothetical	1,000.00	1,023.78	1.37	0.27
Service
Actual	1,000.00	1,000.00	1.36	0.27
Hypothetical	1,000.00	1,023.78	1.37	0.27

Ohio Municipal Money Market Fund
Morgan
Actual	1,000.00	1,000.10	1.16	0.23
Hypothetical	1,000.00	1,023.98	1.17	0.23
Premier
Actual	1,000.00	1,000.10	1.11	0.22
Hypothetical	1,000.00	1,024.03	1.12	0.22
Reserve
Actual	1,000.00	1,000.10	1.16	0.23
Hypothetical	1,000.00	1,023.98	1.17	0.23
Service
Actual	1,000.00	1,000.10	1.11	0.22
Hypothetical	1,000.00	1,024.03	1.12	0.22

*	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

44	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited)

The Board of Trustees meets regularly throughout the year and considers factors that are relevant to its annual consideration of investment advisory agreements at each meeting. The Board of Trustees has established various standing committees, composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment subcommittees (money market and alternative products, equity, and fixed income) also meet for the specific purpose of considering advisory contract annual renewals. The Board of Trustees held meetings in person in June and August 2011, at which the Trustees considered the continuation of each of the investment advisory agreements for the Funds whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment subcommittees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment subcommittee reported to the full Board, which then considered the investment subcommittee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreements or any of their affiliates, approved the continuation of each Advisory Agreement on August 25, 2011.

The Trustees, as part of their review of the investment advisory arrangements for the Funds, considered and reviewed performance and other information received from the Advisor on a regular basis over the course of the year, as well as information specifically prepared for their annual review. This information includes the Funds’ performance compared to the performance of the Funds’ peers and benchmarks and analyses by the Advisor of the Funds’ performance. In addition, the Trustees have engaged an independent consultant to report on the performance of certain funds at each of the Trustees’ regular meetings. The Advisor also periodically provides comparative information regarding the Funds’ expense ratios and those of the peer groups. In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Advisor, including, with respect to certain Funds, performance and expense information compiled by Lipper Inc. (“Lipper”), an independent provider of investment company data. The independent consultant also provided additional analyses of the performance of certain funds with greater than two years of performance history in connection with the Trustees’ review of the investment advisory arrangements. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Agreements with representatives of the Advisor and with counsels to the Trust and independent Trustees and received a memorandum from independent counsel to the Trustees discussing the legal standards for their consideration of the proposed approval. The Trustees also discussed the proposed approvals in executive sessions with counsels to the Trust and independent Trustees at which no representatives of the Advisor were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement.

In their deliberations, there was a comprehensive consideration of the information received by the Trustees. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation to be received by the Advisor from each Fund under the applicable Advisory Agreement was fair and reasonable and that the continuance of the investment advisory contract was in the best interests of each Fund and its shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Advisor

The Trustees received and considered information regarding the nature, extent and quality of the services provided to each Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Advisor’s senior management and the expertise of, and the amount of attention given to each Fund by, investment personnel of the Advisor. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team. The Trustees also considered information provided by the Advisor and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of each Fund. The Trustees also reviewed information relating to the Advisor’s risk governance model and reports showing the Advisor’s ongoing compliance processes and structures. The quality of the administrative services provided by JPMorgan Funds Management, Inc. (“JPMFM”), an affiliate of the Advisor, was also considered.

The Board of Trustees also considered its knowledge of the nature and quality of the services provided by the Advisor to the Funds gained from their experience as Trustees of the Funds. In addition, they considered the overall reputation and capabilities of the Advisor and its affiliates, the commitment of the Advisor to provide high quality service to the Funds, their overall confidence in the Advisor’s integrity and the Advisor’s responsiveness to concerns raised by them, including the Advisor’s willingness to consider and implement organizational and

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	45

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

operational changes designed to improve investment results and the services provided to each Fund.

Based on these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by the Advisor.

Costs of Services Provided and Profitability to the Advisor and its Affiliates

The Trustees received and considered information regarding the profitability to the Advisor and its affiliates in providing services to each of the Funds. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Advisor’s determination of its and its affiliates revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Advisor. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on their review, the Trustees concluded that the profitability to the Advisor of each of the Advisory Agreements was not unreasonable in light of the services and benefits provided to each Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Advisor and its affiliates as a result of their relationship with the Funds. The Board considered that the Advisor does not currently use third-party soft dollar arrangements with respect to securities transactions it executes for these Funds.

The Trustees also considered that JPMFM and JPMDS, affiliates of the Advisor, earn fees from the Funds for providing administrative and shareholder services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Advisor. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting, and other related services.

Economies of Scale

The Trustees noted that the proposed investment advisory fee schedule for each Fund does not contain breakpoints. The

Trustees considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the fee waivers and expense limitations that the Advisor has in place that serve to limit the overall net expense ratio at competitive levels. The Trustees also recognized that the fee schedule for the administrative services provided by JPMFM does include a fee breakpoint, which is tied to the overall level of money market assets or non-money market fund assets excluding funds-of-funds, as applicable, advised by the Advisor, and that the Funds would benefit from that breakpoint. The Trustees concluded that shareholders benefited from the lower expense ratios which resulted from these factors.

Independent Written Evaluation of the Funds’ Senior Officer/Chief Compliance Officer

The Trustees noted that, upon their direction, the Senior Officer for the Michigan Municipal Money Market Fund and Ohio Municipal Money Market Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.

The Trustees noted that, upon their direction, the Chief Compliance Officer for the California Municipal Money Market Fund and New York Municipal Money Market Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreements.

Fees Relative to Advisor’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Advisor for investment management styles substantially similar to that of each Fund. The Trustees also considered the complexity of investment management for the Funds relative to the Advisor’s other clients and the differences in the nature and extent of the services provided to the different clients. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Advisor’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance for Funds which had at least one full year of performance at the time of the review in a report prepared by Lipper. The Trustees considered the total return performance information, which included the ranking of those Funds which had at least one full year of performance at the time of the review within a performance universe made up of funds with the same Lipper investment classification and objective (the “Universe Group”) by total return for applicable one-, three-

46	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

and five-year periods. The Trustees reviewed a description of Lipper’s methodology for selecting mutual funds in each Fund’s Universe Group. The Lipper materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Advisor.

With respect to the Funds, the Trustees considered the Lipper performance data and other information provided by the Advisor for each of the Funds. The Trustees noted the generally strong performance of the Funds and recognized that instances of lower performance were directly related to class specific fees and expenses and/or the Advisor’s investment approach in responding to market events. The Trustees concluded that such performance for each Fund was satisfactory or better.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by each Fund to the Advisor and compared that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as each Fund. The Trustees recognized that Lipper reported each Fund’s management fee rate as the combined contractual advisory fee and the administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund. The Trustees considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking into account any waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determination as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:

The Trustees noted that the California Municipal Money Market Fund’s net advisory fee for the Morgan and Service shares was in the third and second quintiles, respectively, and that the actual total expenses for the both the Morgan and Service Class shares were in the fifth quintile of their respective Universe Group. After considering the factors identified above and additional voluntary fee waivers as a result of the ongoing low interest rate environment, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Michigan Municipal Money Market Fund’s net advisory fee for the Morgan shares was in the first quintile and that the actual total expenses for the Morgan shares were in the fifth quintile of its Universe Group. After considering the factors identified above and additional voluntary fee waivers as a result of the ongoing low interest rate environment, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the New York Municipal Money Market Fund’s net advisory fee for the Morgan and Services shares was in the third and second quintiles, respectively, and that the actual total expenses for the both the Morgan and Service Class shares were in the fifth quintile of their Universe Group. After considering the factors identified above, and additional voluntary fee waivers as a result of the ongoing low interest rate environment, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Ohio Municipal Money Market Fund’s net advisory fee and actual total expenses for the Service shares were in the first and fifth quintiles, respectively, of the Universe Group. After considering the factors identified above, and additional voluntary fee waivers as a result of the ongoing low interest rate environment, the Trustees concluded that the advisory fees were reasonable.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	47

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) and a description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Advisor. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2011. All rights reserved. August 2011.	SAN-MMKTST-811

Semi-Annual Report

J.P. Morgan Tax Free Funds

August 31, 2011 (Unaudited)

JPMorgan California Tax Free Bond Fund

JPMorgan Intermediate Tax Free Bond Fund

JPMorgan New York Tax Free Bond Fund

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on conditions through the end of the reporting period and are subject to change without notice based on market and other conditions. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at (800) 480-4111 for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

SEPTEMBER 23, 2011 (Unaudited)

Dear Shareholder:

For many investors, the main concern appears to be whether the market volatility witnessed this summer will continue into the winter.

As we enter the last quarter of 2011, concerns about softening economic data and the deteriorating debt situation in Europe continue to persist. Although we are encouraged that corporate earnings and industrial production have continued to grow, the markets suggest that investors still lack confidence in both the U.S. and Europe’s ability to address their respective economic and debt issues.

“For many investors, the main concern appears to be whether the market volatility witnessed this summer will continue into the winter.”

Investors flee stocks as global growth concerns mount

Concerns about the U.S. debt ceiling crisis, the credit downgrade of U.S.-issued debt, softer economic data and contagion from the European debt crisis triggered heightened volatility and a significant market downturn. In early August, all three major U.S. stock indices experienced their worst one-day performance since December 1, 2008, while the S&P 500 Index posted its worst weekly decline since March 2009 and fell 5.4% in the month of August. As of the end of the six-month reporting period ended August 31, 2011, the S&P 500 Index was at a level of 1,219, a decrease of 7.2% from six months earlier.

U.S. Treasuries rally as growth concerns fuel equity sell-off

Despite historically low yields and a credit downgrade, investors continued to invest in U.S. Treasury securities, as concerns about global economic growth and the Euro zone’s debt prob-

lems fueled a heavy rotation out of stocks and into U.S. Treasury securities. At one point, 10-year U.S. Treasury yields dipped below 2.2%, its lowest level since 1950. The yield on the 10-year U.S. Treasury declined from 3.4% to 2.2% as of the end of the six-month reporting period ended August 31, 2011, while the yield on the 2-year Treasury dipped from 0.7% to 0.2%. Meanwhile, the yield on the 30-year U.S. Treasury bond also fell from 4.5% to 3.6% as of the end of the same period.

The European debt crisis — how deep?

The seemingly interminable European sovereign debt crisis continues to impact global markets. Both European governments and the European Central Bank (ECB) have made attempts to calm financial markets with low-interest loans to Greece and limited ECB purchases of sovereign debt. However, many investors remain skeptical about the rescue attempts and concerns about the crisis persist and will likely continue to contribute to market volatility.

As always, we encourage investors to be mindful of the impact of continued market uncertainty and unexpected risks on the economy by taking a balanced and diversified approach to investing.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Investment Management Americas

J.P. Morgan Asset Management

AUGUST 31, 2011	J.P. MORGAN TAX FREE FUNDS	1

A MESSAGE FROM GARY J. MADICH, CFA

Global Chief Investment Officer for J.P. Morgan Asset Management’s Global Fixed Income Group

OCTOBER 4, 2011 (Unaudited)

Flows into bond funds remain strong, although decreased from the very high levels of the past two years. Investors still seem to be drawn to the perception of bonds’ relative safety versus other investments and continue to allocate assets to fixed income securities given the uncertainty prevalent in today’s marketplace. While we believe that bonds play an essential role in any well-diversified portfolio, we would like to take this opportunity to remind you about the risks associated with bond funds and the importance of diversification.

Bond prices generally decrease as interest rates rise and increase as interest rates fall. Currently, interest rates are at very low levels and most fixed income portfolios would be negatively impacted in an environment where interest rates may increase, as the fixed income securities held in the portfolios would likely decrease in value. This is a broad risk that applies to most portfolios of bonds across the spectrum of the fixed income market. Bond portfolios comprised mostly of municipal bonds share this risk and also carry other risks specific to the nature of their asset class.

The ability of states and municipalities to repay their debt could be hindered by unfavorable local economic or political events. Acknowledging the challenges facing many states and municipalities, our municipal and tax free funds have maintained their bias towards bonds with high credit quality and sectors that have historically demonstrated lower volatility. However, it is important to note that, given their inherent geographic concentration, state-specific municipal bond funds may experience a disproportionately negative impact as a result of unfavorable economic or political developments in the state or region where the funds are primarily invested.

While we certainly believe that municipal bond funds are a valuable tool for many investors, the risks associated with these funds serve as a reminder about the importance of a well-diversified portfolio. As an investor, the best way to guard against any type of risk is to proactively build a well-diversified portfolio, a portfolio that is able to withstand and benefit from a variety of future outcomes.

On behalf of the Funds’ fixed income portfolio management team,

Gary J. Madich, CFA

2	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2011

J.P. Morgan Tax Free Funds

MARKET OVERVIEW

SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited)

Uncertainty surrounding global economic growth dampened investors’ appetite for risk early in the reporting period. This negative mood among investors worsened as the market seemed to lack confidence in the ability of European governments to combat the region’s debt crisis, stoking fear about economic contagion. Concerns about the credit downgrade of U.S.-issued debt exacerbated this negative sentiment among investors. Despite the credit downgrade, investors still sought safety in U.S. Treasury securities, helping trigger a sharp downturn in interest rates for 2-, 5-, 10-, 15- and 30-year U.S. Treasury securities during the reporting period.

Interest rates in the tax-free fixed income market also declined (generally, prices for fixed income securities increase when their yields decline), reaching low levels during the reporting period. The volume of new debt issuances by states and municipalities decreased in comparison to prior reporting periods and helped support a positive technical environment for tax-free bonds. Lower quality tax-free fixed income securities outperformed higher quality securities as investors reached for yield given the low level of interest rates. Much of the headline risk related to the challenging fiscal conditions facing many state and local municipalities dissipated, helping states such as California, Illinois and New Jersey outperform during the reporting period.

AUGUST 31, 2011	J.P. MORGAN TAX FREE FUNDS	3

JPMorgan California Tax Free Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Institutional Class Shares)*	6.07%
Barclays Capital California Competitive Intermediate Bond (1–17 Year) Index	5.59%

Net Assets as of 8/31/2011 (In Thousands)	$302,792
Duration as of 8/31/2011	6.2 years

INVESTMENT OBJECTIVE**

The JPMorgan California Tax Free Bond Fund (the “Fund”) seeks to provide high after-tax total return for California residents consistent with moderate risk of capital.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

Duration drove the Fund’s outperformance versus the Barclays Capital California Competitive Intermediate Bond (1-17 Year) Index (the “Benchmark”) during the six months ended August 31, 2011. Duration is used to measure the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease, respectively, in price as interest rates go down or up, respectively, versus bonds with shorter duration. The Fund’s duration was longer than the Benchmark and contributed to relative performance.

Among sectors, the Fund’s investments in the state general obligation bond, water and sewer and leasing sectors had longer duration and outperformed, contributing to relative performance. The Fund’s investments in the local general obligation bond and transportation sectors had shorter duration and underperformed, detracting from relative performance.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers preferred to invest in issuances from highly rated, large state and local municipalities. The

Fund began and finished the reporting period with longer duration than the Benchmark. Among revenue bond sectors, the Fund’s largest overweight versus the Benchmark was in the water and sewer sector.

CREDIT QUALITY ALLOCATIONS***
AAA	9.5%
AA	61.9
A	19.8
BAA	8.8

J.P. Morgan Investment Management (“JPMIM”) receives credit quality ratings on underlying securities of the portfolio from the three major ratings agencies — S&P, Moody’s and Fitch. When calculating the credit quality breakdown, JPMIM selects the middle rating of the agencies when all three agencies rate a security. JPMIM will use the lower of the two ratings if only two agencies rate a security and JPMIM will use one rating if that is all that is provided. Securities that are not rated by all three agencies are reflected as such.

*	The return shown is based on the net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based upon total investments as of August 31, 2011. The Fund’s composition is subject to change.

4	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2011

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2011

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	9/10/01
Without Sales Charge		6.00%	2.47%	4.49%	3.96%
With Sales Charge**		1.99	(1.40)	3.70	3.56
CLASS C SHARES	2/19/05
Without CDSC		5.67	1.87	3.95	3.58
With CDSC***		4.67	0.87	3.95	3.58
INSTITUTIONAL CLASS SHARES	12/23/96	6.07	2.53	4.59	4.10
SELECT CLASS SHARES	4/21/97	5.92	2.41	4.49	3.95

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/01 TO 8/31/11)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

Returns for Class A Shares prior to their inception date are based on the performance of the Select Class Shares. The actual returns of Class A Shares would have been different than shown because Class A Shares have different expenses than Select Shares.

Returns for Class C Shares prior to their inception date are based on the performance of Class A Shares. The actual returns of Class C Shares would have been lower than shown because Class C Shares have higher expenses than Class A Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Class Shares of the JPMorgan California Tax Free Bond Fund, Barclays Capital California Competitive Intermediate Municipal Bond (1–17 Year) Index and Lipper California Intermediate Municipal Debt Funds Index from August 31, 2001 to August 31, 2011. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Barclays Capital California Competitive Intermediate Municipal Bond (1–17 Year) Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper California Intermediate Municipal Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Barclays Capital California Competitive Intermediate Municipal Bond (1–17 Year) Index represents the performance of California municipal bonds with maturities from 1 to 17 years. The Lipper California Intermediate Municipal Debt Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gains distributions are subject to federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Institutional Class Shares have a $3,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2011	J.P. MORGAN TAX FREE FUNDS	5

JPMorgan Intermediate Tax Free Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	4.66%
Barclays Capital Competitive Intermediate Municipal (1–17 Year) Maturities Index	5.24%

Net Assets as of 8/31/2011 (In Thousands)	$4,714,030
Duration as of 8/31/2011	5.3 years

INVESTMENT OBJECTIVE**

The JPMorgan Intermediate Tax Free Bond Fund (the “Fund”) seeks to provide monthly dividends which are excluded from gross income, and to protect the value of your investment by investing primarily in municipal obligations. For purposes of the Fund’s investment objective, “gross income” means gross income for federal tax purposes.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

During the six months ended August 31, 2011, the Fund’s overweight of pre-refunded bonds (bonds that are secured with U.S. government securities) detracted from the Fund’s relative performance versus the Barclays Capital Competitive Intermediate Municipal (1–17 Year) Maturities Index (the “Benchmark”). Pre-refunded bonds generally have a short duration and were hurt as interest rates declined during the reporting period. Duration is used to measure the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease, respectively, in price as interest rates go down or up, respectively, versus bonds with shorter duration. The Fund’s overall duration was shorter than the Benchmark, which also detracted from its relative performance.

The Fund’s preference for high-quality securities detracted from its relative performance versus the Benchmark. The Fund was overweight the AAA-rated and AA-rated segments, which underperformed, and underweight the A-rated and BBB-rated segments. A-rated and BBB-rated securities outperformed during the reporting period, supported by investors’ search for yield in the low interest rate environment.

The Fund’s security selection in the revenue bond sector contributed to relative performance, driven by positive security selection in the education and IDR/PCR (industrial development revenue/pollution control revenue) sectors. The Fund’s security selection in Texas also contributed to relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund employed a bottom-up, security-selection-based investment approach and sought to take advantage of opportunities stemming from increased volatility, supply pressures and headline credit risk. The Fund maintained its quality bias, as the Fund’s portfolio managers preferred higher-quality issuances. For liquidity and to enhance the Fund’s overall credit quality, the Fund maintained its overweight versus the Benchmark in prerefunded bonds.

CREDIT QUALITY ALLOCATIONS***
AAA	35.1%
AA	49.2
A	12.2
BAA	3.2
NR	0.3

J.P. Morgan Investment Management (“JPMIM”) receives credit quality ratings on underlying securities of the portfolio from the three major ratings agencies — S&P, Moody’s and Fitch. When calculating the credit quality breakdown, JPMIM selects the middle rating of the agencies when all three agencies rate a security. JPMIM will use the lower of the two ratings if only two agencies rate a security and JPMIM will use one rating if that is all that is provided. Securities that are not rated by all three agencies are reflected as such.

*	The return shown is based on the net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based upon total investments as of August 31, 2011. The Fund’s composition is subject to change.

6	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2011

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2011

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	12/31/03
Without Sales Charge		4.60%	2.33%	4.30%	4.06%
With Sales Charge**		0.65	(1.49)	3.50	3.66
CLASS B SHARES	12/31/03
Without CDSC		4.34	1.69	3.60	3.38
With CDSC***		(0.66)	(3.31)	3.25	3.38
CLASS C SHARES	12/31/03
Without CDSC		4.27	1.70	3.60	3.37
With CDSC****		3.27	0.70	3.60	3.37
INSTITUTIONAL CLASS SHARES	9/10/01	4.71	2.53	4.54	4.17
SELECT CLASS SHARES	1/1/97	4.66	2.44	4.46	4.06

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.
****	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/01 TO 8/31/11)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class A, Class B, Class C and Institutional Class Shares prior to their inception dates are based on the performance of the Select Class Shares. The actual returns of Class A, Class B and Class C Shares would have been lower than shown because Class A, Class B and Class C Shares have higher expenses than Select Class Shares. The actual returns of Institutional Class Shares would have been different than shown because Institutional Class Shares have different expenses than Select Class Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Intermediate Tax Free Bond Fund, Barclays Capital Competitive Intermediate Municipal (1–17 Year) Maturities Index and Lipper Intermediate Municipal Debt Funds Index from August 31, 2001 to August 31, 2011. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Barclays Capital Competitive Intermediate Municipal (1–17 Year) Maturities Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark.

The performance of the Lipper Intermediate Municipal Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Barclays Capital Competitive Intermediate Municipal (1–17 year) Maturities Index represents the performance of municipal bonds with maturities from 1 to 17 years. The Lipper Intermediate Municipal Debt Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gains distributions are subject to federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Because Class B shares automatically convert to Class A shares after 8 years, the 10 Year average annual total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2011	J.P. MORGAN TAX FREE FUNDS	7

JPMorgan New York Tax Free Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	5.34%
Barclays Capital New York Competitive Intermediate (1–17 Year) Maturities Index	5.19%

Net Assets as of 8/31/2011 (In Thousands)	$746,430
Duration as of 8/31/2011	5.7 years

INVESTMENT OBJECTIVE**

The JPMorgan New York Tax Free Bond Fund (the “Fund”) seeks to provide monthly dividends that are excluded from gross income for federal income tax purposes and are exempt from New York State and New York City personal income taxes. It also seeks to protect the value of your investment.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

Duration drove the Fund’s outperformance versus the Barclays Capital New York Competitive Intermediate (1–17 Year) Maturities Index (the “Benchmark”) during the six months ended August 31, 2011. Duration is used to measure the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease, respectively, in price as interest rates go down or up, respectively, versus bonds with shorter duration. The Fund’s duration was longer than the Benchmark and contributed to relative performance.

Among sectors, the Fund’s investments in the special tax and transportation sectors had longer duration and outperformed, contributing to relative performance. The Fund’s investments in the local general obligation bond sector had shorter duration and underperformed, detracting from relative performance. The Fund’s investments in the IDR/PCR (industrial development revenue/pollution control revenue) included some shorter duration tobacco bonds, which also detracted from relative performance.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers preferred to invest in issuances from highly rated, large state and local municipalities. The Fund began and finished the reporting period with longer duration than the Benchmark. Among revenue bond sectors, the Fund’s largest overweight versus the Benchmark was in the education sector.

CREDIT QUALITY ALLOCATIONS***
AAA	14.1%
AA	74.5
A	6.7
BAA	4.7

J.P. Morgan Investment Management (“JPMIM”) receives credit quality ratings on underlying securities of the portfolio from the three major ratings agencies – S&P, Moody’s and Fitch. When calculating the credit quality breakdown, JPMIM selects the middle rating of the agencies when all three agencies rate a security. JPMIM will use the lower of the two ratings if only two agencies rate a security and JPMIM will use one rating if that is all that is provided. Securities that are not rated by all three agencies are reflected as such.

*	The return shown is based on the net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based upon total investments as of August 31, 2011. The Fund’s composition is subject to change.

8	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2011

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2011

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	2/16/01
Without Sales Charge		5.36%	1.83%	4.50%	3.87%
With Sales Charge**		1.38	(1.97)	3.72	3.47
CLASS B SHARES	2/16/01
Without CDSC		4.93	1.21	3.77	3.25
With CDSC***		(0.07)	(3.79)	3.42	3.25
CLASS C SHARES	1/31/03
Without CDSC		4.97	1.19	3.76	3.10
With CDSC****		3.97	0.19	3.76	3.10
INSTITUTIONAL CLASS SHARES	9/10/01	5.44	2.15	4.77	4.14
SELECT CLASS SHARES	1/1/97	5.34	1.97	4.56	3.93

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.
****	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/01 TO 8/31/11)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

Returns for Class A, Class B, and Institutional Class Shares prior to their inception dates are based on the performance of the Select Class Shares. Returns for Class C Shares prior to their inception date are based on the performance of the Class B Shares. The actual returns of Class A, Class B and Class C Shares would have been lower than shown because Class A, Class B and Class C Shares have higher expenses than Select Class Shares. The actual returns of Institutional Class Shares would have been different than shown because Institutional Class Shares have different expenses than Select Class Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan New York Tax Free Bond Fund, Barclays Capital New York Competitive Intermediate (1–17 Year) Maturities Index and Lipper Intermediate Municipal Debt Funds Index from August 31, 2001 to August 31, 2011. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Barclays Capital New York Competitive Intermediate (1–17 Year) Maturities Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Intermediate Municipal Debt Funds

Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Barclays Capital New York Competitive Intermediate (1–17 year) Maturities Index represents the performance of New York municipal bonds with maturities from 1 to 17 years. The Lipper Intermediate Municipal Debt Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gains distributions are subject to federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Because Class B Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2011	J.P. MORGAN TAX FREE FUNDS	9

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

Municipal Bonds — 97.5%
	California — 93.6%
	Certificate of Participation/Lease — 10.7%
1,000	Anaheim Public Financing Authority, Public Improvements Project, Capital Appreciation, Series C, Rev., COP, AGM, Zero Coupon, 09/01/19	690
2,000	California State Public Works Board, California State University, Series A, Rev., COP, NATL-RE, FGIC, 5.250%, 10/01/17	2,312
1,500	California State Public Works Board, Department Development Services, Porterville, Series C, Rev., COP, 6.000%, 04/01/25	1,640
1,000	California State Public Works Board, Department of Corrections & Rehabilitations, Series J, Rev., COP, AMBAC, 5.250%, 01/01/16	1,132
100	California State Public Works Board, Department of Mental Health, Coalinga State Hospital, Series A, Rev., COP, 5.250%, 06/01/12	103
1,500	California State Public Works Board, Regents University, Series A, Rev., COP, 5.000%, 03/01/20	1,682
1,000	California State Public Works Board, Various Universities of California Projects, Series D, Rev., COP, 5.000%, 05/01/20	1,103
1,000	City of Laguna Hills, COP, 4.000%, 02/01/16	1,116
5,110	City of Los Angeles, Sonnenblick Del Rio West Los Angeles, COP, AMBAC, 6.125%, 11/01/15	5,144
1,240	City of Sacramento Financing Authority, Capital Improvement, Series A, Rev., COP, AMBAC, 5.000%, 12/01/19	1,338
1,000	Irvine Ranch Water District, COP, 5.000%, 03/01/26	1,109
1,500	Los Angeles County Public Works Financing Authority, Regional Park & Open Space, Special Assessment, Series A, COP, NATL-RE, 5.000%, 10/01/19	1,783
1,500	Monterey County, Refinancing Project, COP, AGM, 5.000%, 08/01/20	1,678
1,385	Mountain View/Santa Clara County, Capital Projects, COP, 5.250%, 08/01/16	1,491
1,400	San Diego County, Justice Facilites, COP, 5.000%, 10/01/25	1,493
1,250	San Francisco City & County, Multiple Capital Improvement Projects, Series A, COP, 5.000%, 04/01/22	1,360
1,500	San Francisco State Building Authority, California State & San Francisco Civic Center, Series A, Rev., COP, NATL-RE, FGIC, 5.000%, 12/01/20	1,580
	San Mateo Joint Power Authority, Capital Projects Program,
250	Rev., COP, NATL-RE, 6.500%, 07/01/15	287

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Certificate of Participation/Lease — Continued
2,190	Series A, Rev., COP, 5.250%, 07/15/21	2,503
1,500	Santa Ana Financing Authority, Police Administration & Holding Facility, Series A, Rev., COP, NATL-RE, 6.250%, 07/01/24	1,657
1,000	Santa Clara County Financing Authority, Series A, Rev., COP, AMBAC, 5.750%, 11/15/13	1,102

		32,303

	Education — 2.7%
1,000	California Educational Facilities Authority, Pomona College, Series A, Rev., 5.000%, 01/01/24	1,136
	California Educational Facilities Authority, Stanford University,
750	Series P, Rev., 5.250%, 12/01/13	833
1,500	Series T-5, Rev., 5.000%, 03/15/23	1,837
1,000	California State University, Systemwide, Series C, Rev., AGM, 5.000%, 11/01/19	1,180
2,000	University of California, Series Q, Rev., 5.250%, 05/15/26	2,204
1,000	University of California Regents Medical Center, Series A, Rev., NATL-RE, 5.000%, 05/15/17	1,111

		8,301

	General Obligation — 31.4%
1,385	Berkeley Unified School District, GO, 4.000%, 08/01/16	1,548
1,500	Beverly Hills Unified School District, Capital Appreciation, Election of 2008, GO, Zero Coupon, 08/01/23	857
1,465	California State Polytechnic University, GO, 5.055%, 03/15/14 (f) (i)	1,486
1,000	Carlsbad Unified School District, GO, Zero Coupon, 05/01/18	778
1,000	Center Unified School District, Election of 1991, Series D, GO, NATL-RE, Zero Coupon, 08/01/24	452
2,000	Desert Sands Unified School District, GO, AMBAC, Zero Coupon, 06/01/14	1,907
1,500	Escondido Union High School District, Election of 2008, Capital Appreciation, Series A, GO, AGC, Zero Coupon, 08/01/25	669
1,915	Evergreen Elementary School District, Capital Appreciation, GO, AGC, Zero Coupon, 08/01/24	947
1,000	Fallbrook Union High School District, San Diego County, GO, NATL-RE, FGIC, 5.375%, 09/01/12	1,046
1,000	Glendale Community College District, Capital Appreciation, Series A, GO, NATL-RE, Zero Coupon, 10/01/17	804

SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	General Obligation — Continued
1,000	Glendale Unified School District, GO, 4.000%, 09/01/14	1,097
	Irvine Ranch Water District,
2,540	COP, GO, 5.000%, 03/01/25	2,851
1,500	COP, GO, 5.000%, 03/01/27	1,648
1,500	Los Angeles Community College District, Election of 2003, University & College Improvements, Series E, GO, AGM, 5.000%, 08/01/19	1,692
	Los Angeles Unified School District,
2,000	Series A, GO, 5.000%, 07/01/15	2,295
125	Series A, GO, FGIC, 6.000%, 07/01/15	148
1,000	Series I, GO, 5.000%, 07/01/25	1,088
1,650	Series KRY, GO, 5.000%, 07/01/12	1,715
	Los Angeles Unified School District, Election of 2004,
1,000	Series G, GO, AMBAC, 5.000%, 07/01/18	1,140
1,000	Series H, GO, AGM, 5.000%, 07/01/19	1,148
1,115	Mendocino-Lake Community College District, Election of 2006, Series A, GO, NATL-RE, 5.000%, 08/01/21	1,217
3,000	Monterey Peninsula Community College District, Capital Appreciation, Series C, GO, AGM, Zero Coupon, 08/01/23	1,604
1,580	Moreland School District, Crossover, GO, AGM, 4.250%, 08/01/21	1,664
1,000	Murrieta Valley Unified School District Public Financing Authority, School District Election of 2006, GO, AGM, Zero Coupon, 09/01/24	479
1,500	Napa Valley Community College District, Election of 2002, Series C, GO, NATL-RE, Zero Coupon, 08/01/21	906
2,000	Napa Valley Unified School District, Election of 2006, Series A, GO, Zero Coupon, 08/01/27	828
	Palo Alto Unified School District, Election of 2008, Capital Appreciation,
1,500	GO, Zero Coupon, 08/01/22	929
1,015	GO, Zero Coupon, 08/01/25	508
1,500	GO, Zero Coupon, 08/01/26	702
1,500	Palomar Pomerado Health, Capital Appreciation, Series A, GO, NATL-RE, Zero Coupon, 08/01/18	1,116
1,000	Pasadena Unified School District, Election of 2008, Series A-1, GO, 5.000%, 08/01/20	1,163
1,500	San Bernardino City Unified School District, Election of 2004, Series B, GO, AGM, 5.000%, 08/01/23	1,580
1,000	San Diego Community College District, Election of 2006, GO, 5.000%, 08/01/26	1,117

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — Continued
1,000	San Diego Community College District, Election of 2006, Capital Appreciation, GO, AGM, Zero Coupon, 08/01/14	963
	San Diego Unified School District, Election of 1998,
2,010	Series C-2, GO, AGM, 5.500%, 07/01/24	2,346
2,400	Series F-1, GO, AGM, 5.250%, 07/01/27	2,701
2,500	Series F-1, GO, AGM, 5.250%, 07/01/28	2,805
2,000	San Francisco City & County, General Hospital Improvement, Series A, GO, 5.000%, 06/15/15	2,299
1,395	San Francisco Community College District, Election of 2005, Series D, GO, 5.000%, 06/15/26	1,537
	San Francisco Unified School District,
1,610	GO, 5.000%, 08/01/24	1,828
1,000	GO, 5.000%, 08/01/25	1,118
2,680	San Francisco Unified School District, Proposition A, Election of 2006, Series E, GO, 5.000%, 06/15/14	3,012
1,500	San Jose Evergreen Community College District, Election of 2004, Series B, GO, AGM, 5.000%, 09/01/23	1,660
585	San Mateo County Community College District, Election of 2001, Series A, GO, NATL-RE, FGIC, 5.375%, 09/01/19	609
1,700	Santa Ana Unified School District, GO, AGC, 4.000%, 08/01/16	1,921
1,200	Santa Clara Unified School District, GO, 5.000%, 07/01/16	1,426
2,000	Santa Monica Community College District, Election of 2002, Capital Appreciation, Series C, GO, NATL-RE, Zero Coupon, 08/01/16	1,746
1,500	Santa Monica Community College District, Election of 2007, Series C, GO, NATL-RE, FGIC, Zero Coupon, 08/01/12	1,496
	State of California,
1,000	GO, 5.000%, 05/01/16	1,126
1,500	GO, 5.000%, 03/01/17	1,715
2,000	GO, 5.000%, 08/01/19	2,253
1,000	GO, 5.000%, 09/01/19	1,117
3,500	GO, 5.000%, 11/01/21	3,850
3,000	GO, 5.000%, 08/01/22	3,242
1,500	GO, NATL-RE, 4.000%, 09/01/14	1,639
120	GO, NATL-RE-IBC, 6.250%, 10/01/19 (p)	121
1,640	State of California, Economic Recovery, Series A, GO, 4.250%, 07/01/17	1,879

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN TAX FREE FUNDS	11

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	General Obligation — Continued
	State of California, Various Purpose,
2,000	GO, 5.000%, 04/01/24	2,153
2,310	GO, 5.250%, 10/01/22	2,615
1,000	GO, 5.500%, 04/01/23	1,131
1,500	Torrance Unified School District, Election of 2008, GO, 5.375%, 08/01/23	1,704
2,645	Walnut Valley Unified School District, Series A, GO, NATL-RE, 7.200%, 02/01/16	2,797
1,500	West Contra Costa Unified School District, GO, NATL-RE, FGIC, Zero Coupon, 08/01/17	1,186

		95,124

	Hospital — 2.9%
1,000	California Health Facilities Financing Authority, Cedars Sinai Medical Center, Rev., 5.000%, 11/15/20	1,059
1,500	California Health Facilities Financing Authority, Providence Health & Services, Series C, Rev., 6.250%, 10/01/24	1,749
1,000	California Health Facilities Financing Authority, Sutter Health, Series A, Rev., 5.500%, 08/15/18	1,177
1,000	Loma Linda University Medical Center, Series A, Rev., 5.000%, 12/01/18	996
1,565	Sierra View Local Health Care District, Rev., 5.100%, 07/01/21	1,612
	University of California Regents Medical Center,
1,500	Series D, Rev., 5.000%, 05/15/20	1,648
500	Series E, Rev., 5.000%, 05/15/15	567

		8,808

	Housing — 0.7%
	California Housing Finance Agency, Home Mortgage,
1,000	Series D, Rev., AMT, FGIC, 4.350%, 02/01/17	979
1,000	Series J, Rev., AMT, AGM, 4.750%, 08/01/15	1,037

		2,016

	Other Revenue — 12.5%
750	Beverly Hills Public Financing Authority, Capital Improvement Project, Rev., 4.000%, 06/01/16	852
260	Burlingame Financing Authority, Rev., 4.750%, 10/15/11	261
	California State Department of Water Resources, Power Supply,
2,000	Series L, Rev., 5.000%, 05/01/14	2,237
1,000	Series N, Rev., 4.000%, 05/01/18	1,127
1,000	Series N, Rev., 5.000%, 05/01/18	1,190

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — Continued
1,000	California Statewide Communities Development Authority, Cottage Health Obligation Group, Rev., 5.000%, 11/01/16	1,120
515	California Statewide Communities Development Authority, Shutter Health, Series A, Rev., 5.000%, 08/15/19	587
	City of Long Beach,
1,000	Series A, Rev., 5.000%, 05/15/25	1,116
1,500	Series B, Rev., 5.000%, 05/15/26	1,655
1,000	City of Los Angeles, Waste Water System, Sub Series A, Rev., 4.000%, 06/01/15	1,116
1,000	Contra Costa Water District, Series B, Rev., 5.000%, 10/01/15	1,169
500	Eastern Municipal Water District, Series A, Rev., 4.000%, 07/01/17	573
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded, Enhanced Asset Backed,
1,000	Series A, Rev., 5.000%, 06/01/19	1,000
1,000	Series A-1, Rev., 5.000%, 06/01/13	1,033
545	Golden West Schools Financing Authority, Series A, Rev., NATL-RE, 5.800%, 02/01/16	623
	Los Angeles Department of Airports,
2,000	Series A, Rev., 5.000%, 05/15/26	2,176
1,000	Series A, Rev., 5.000%, 05/15/27	1,080
750	Los Angeles Department of Water & Power, Power Systems, Series A, Rev., 5.000%, 07/01/15	872
	Los Angeles Harbor Department,
1,000	Series A, Rev., 5.000%, 08/01/21	1,130
1,000	Series B, Rev., 5.000%, 08/01/25	1,125
1,000	Metropolitan Water District of Southern California, Series B, Rev., 5.000%, 07/01/16	1,196
1,000	Port of Oakland, Series O, Rev., 5.000%, 05/01/17	1,112
1,000	San Diego County Water Authority, Series A, Rev., 5.000%, 05/01/25	1,141
1,000	San Diego County Water Authority, Sub Lien, Series S-1, Rev., 5.000%, 07/01/16	1,184
1,500	San Francisco Bay Area Rapid Transit District, Rev., 5.000%, 07/01/27	1,676
1,200	San Francisco City & County Airports Commission, Series B, Rev., 5.000%, 05/01/18	1,402
	San Francisco City & County Public Utilities Commission,
1,970	Sub Series A, Rev., 5.000%, 11/01/14	2,247
2,380	Sub Series A, Rev., 5.000%, 11/01/26	2,615

SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Other Revenue — Continued
	University of California,
1,000	Series AB, Rev., 5.000%, 05/15/26 (w)	1,109
1,350	Series U, Rev., 5.000%, 05/15/14	1,515
650	University of California, Limited Project, Series E, Rev., 4.000%, 05/15/15	727

		37,966

	Prerefunded — 3.4%
	California State Department of Water Resources, Water Systems,
540	Series J-3, Rev., 7.000%, 12/01/12 (p)	584
25	Series J-3, Rev., 7.000%, 12/01/12 (p)	27
810	City of San Bernardino, Single Family Mortgage, Series A, Rev., FHA/VA MTGS, GNMA COLL, 7.500%, 05/01/23 (p)	1,070
1,795	Foothill Eastern Transportation Corridor Agency, Capital Appreciation, Series A, Rev., Zero Coupon, 01/01/26 (p)	1,085
2,000	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded, Enhanced Asset Backed, Series B, Rev., FGIC-TCRS, 5.500%, 06/01/13 (p)	2,178
990	San Jose Redevelopment Agency, Merged Area Redevelopment Project, Tax Allocation, NATL-RE, 6.000%, 08/01/15 (p)	1,209
	San Marcos Public Facilities Authority, CR,
1,990	Rev., Zero Coupon, 03/01/14 (p)	1,958
715	Rev., Zero Coupon, 01/01/19 (p)	614
1,485	State of California, Economic Recovery, Series A, GO, 5.000%, 07/01/14 (p)	1,684

		10,409

	Special Tax — 4.5%
	Los Angeles County Community Facilities District No. 3, Improvement Area B, Special Tax,
500	Series A, AMBAC, 5.625%, 09/01/11 (f) (i)	500
1,395	Series A, AMBAC, 5.625%, 09/01/13 (f) (i)	1,414
490	Carson Redevelopment Agency, Redevelopment Project Area No. 1, Tax Allocation, NATL-RE, 5.500%, 10/01/14	528
1,000	Colton Public Financing Authority, Tax Allocation, Series A, NATL-RE, 5.000%, 08/01/18	1,000
2,000	Los Angeles County Metropolitan Transportation Authority, Series A, Rev., 5.250%, 07/01/23	2,344
2,000	Los Angeles County Metropolitan Transportation Authority, Proposition A, First Tier, Series A, Rev., AMBAC, 5.000%, 07/01/13	2,172
2,000	Los Angeles County Metropolitan Transportation Authority, Proposition A, First Tier Senior, Rev., 5.000%, 07/01/18	2,431

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Special Tax — Continued
375	Pomona Public Financing Authority, Southwest Pomona Redevelopment Project, Unrefunded Balance, Series W, Rev., NATL-RE, 5.000%, 02/01/18	375
1,835	Roseville Finance Authority, Special Tax, Senior Lien, Series A, AMBAC, 4.250%, 09/01/22 (f) (i)	1,567
1,310	South Orange County Public Financing Authority, Foothill Area, Special Tax, Series A, NATL-RE, FGIC, 5.250%, 08/15/18	1,399

		13,730

	Transportation — 6.8%
	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area,
2,000	Series F, Rev., 5.000%, 04/01/18	2,288
1,500	Series F, Rev., 5.000%, 04/01/25	1,650
500	California State Department of Transportation, Federal Highway, Series A, Rev., 4.000%, 02/01/12	508
	Los Angeles Department of Airports,
1,000	Series D, Rev., 5.000%, 05/15/15	1,135
1,250	Series E, Rev., 4.500%, 05/15/16	1,415
	Los Angeles Harbor Department,
1,500	Series A, Rev., AMT, NATL-RE, 5.000%, 08/01/17	1,728
1,500	Series C, Rev., 5.000%, 08/01/14	1,685
1,000	Series C, Rev., AMT, NATL-RE, 5.000%, 08/01/17	1,126
1,500	Port of Oakland, Inter Lien, Series A, Rev., NATL-RE, 5.000%, 11/01/14	1,639
1,500	Sacramento County, Airport Systems, Series A, Rev., AGM, 5.000%, 07/01/22	1,611
1,500	San Francisco City & County Airports Commission, Second Series, Series C, Rev., AGM, 5.000%, 05/01/17	1,744
	San Francisco City & County Airports Commission, Second Series, Issue 32F,
1,000	Rev., NATL-RE, FGIC, 5.000%, 05/01/14	1,102
1,000	Rev., NATL-RE, FGIC, 5.250%, 05/01/18	1,184
1,500	San Francisco City & County Airports Commission, Second Series, Issue 34E, Rev., AMT, AGM, 5.750%, 05/01/22	1,696

		20,511

	Utility — 7.5%
3,135	Anaheim Public Financing Authority, Distribution System, Second Lien, Rev., NATL-RE, 5.250%, 10/01/16	3,401

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN TAX FREE FUNDS	13

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Utility — Continued
1,535	Anaheim Public Financing Authority, Electric Systems Distribution, Rev., 5.000%, 10/01/22	1,726
	California State Department of Water Resources, Power Supply,
1,500	Series A, Rev., NATL-RE, 5.250%, 05/01/12	1,550
1,000	Series H, Rev., 5.000%, 05/01/22	1,130
2,860	City of Burbank, Water & Power, Series A, Rev., 5.000%, 06/01/22	3,271
2,020	City of Pasadena, Rev., 4.000%, 08/01/17	2,297
1,500	Long Beach Bond Finance Authority, Natural Gas, Series A, Rev., 5.250%, 11/15/20	1,495
	Los Angeles Department of Water & Power, Power Systems,
1,500	Series B, Rev., 5.000%, 07/01/23	1,685
1,500	Series B, Rev., 5.250%, 07/01/23	1,720
2,000	Series B, Rev., AGM, 5.125%, 07/01/13 (p)	2,174
2,135	Southern California Public Power Authority, Project No.1, Series A, Rev., 5.000%, 11/01/18	2,141

		22,590

	Water & Sewer — 10.5%
	California State Department of Water Resources, Water Systems,
2,500	Series AF, Rev., 5.000%, 12/01/24	2,840
2,500	Series AF, Rev., 5.000%, 12/01/25	2,812
1,500	Series AG, Rev., 5.000%, 12/01/24	1,729
1,435	California State Department of Water Resources, Water Systems, Unrefunded Balance, Series J-3, Rev., 7.000%, 12/01/12	1,553
1,000	City of Riverside, Riverside Sewer, Rev., 5.000%, 08/01/15	1,156
1,000	City of Riverside, Water Revenue, Series A, Rev., 5.000%, 10/01/15	1,164
1,500	City of Santa Rosa, Capital Appreciation, Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 09/01/23	777
1,500	City of Vallejo, Water Revenue, Rev., NATL-RE, 5.000%, 05/01/21	1,475
1,500	East Bay Municipal Utility District, Series A, Rev., 5.000%, 06/01/27	1,674
	Los Angeles Department of Water & Power, Power Systems,
1,500	Series B, Rev., 5.250%, 07/01/24	1,694
1,000	Sub Series A-1, Rev., AMBAC, 5.000%, 07/01/15	1,161

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Water & Sewer — Continued
	Metropolitan Water District of Southern California,
1,000	Rev., 5.000%, 07/01/20	1,204
1,000	Series E, Rev., 3.750%, 07/01/14	1,095
1,500	Sacramento County Sanitation Districts Financing Authority, Rev., NATL-RE, FGIC, 5.000%, 12/01/20	1,723
	San Diego Public Facilities Financing Authority,
1,000	Series A, Rev., 5.000%, 08/01/21	1,141
1,500	Series A, Rev., 5.000%, 05/15/25	1,646
2,000	Series B, Rev., 5.000%, 08/01/25	2,198
	San Francisco City & County Public Utilities Commission,
2,000	Series A, Rev., 5.000%, 11/01/16	2,396
2,000	Series B, Rev., 5.000%, 11/01/20	2,364

		31,802

	Total California	283,560

	Illinois — 0.7%
	Transportation — 0.7%
2,000	Chicago O’Hare International Airport, Third Lien, Series A, Rev., AMBAC, 5.000%, 01/01/21	2,131

	Kentucky — 0.4%
	Certificate of Participation/Lease — 0.4%
1,000	Kentucky State Property & Buildings Commission, Project No. 82, Rev., COP, AGM, 5.250%, 10/01/18	1,200

	Massachusetts — 0.6%
	General Obligation — 0.6%
1,500	Commonwealth of Massachusetts, Series C, GO, AGM, 5.500%, 12/01/17	1,860

	New York — 0.6%
	Other Revenue — 0.6%
1,500	New York State Environmental Facilities Corp., Revolving Funds, Municipal Water, Rev., 5.000%, 06/15/19	1,801

	Ohio — 0.3%
	Housing — 0.3%
855	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities, Series A, Rev., AMT, GNMA COLL, 4.100%, 09/01/13	881

	Pennsylvania — 0.4%
	Hospital — 0.4%
1,000	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series A, Rev., 5.000%, 09/01/17	1,156

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Puerto Rico — 0.3%
	Special Tax — 0.1%
420	Puerto Rico Highway & Transportation Authority, Series W, Rev., NATL-RE-IBC, 5.500%, 07/01/15	464

	Transportation — 0.2%
475	Puerto Rico Highway & Transportation Authority, Series AA, Rev., NATL-RE, 5.500%, 07/01/18	533

	Total Puerto Rico	997

	South Carolina — 0.2%
	General Obligation — 0.2%
550	Charleston County, GO, NATL-RE-IBC, 3.000%, 09/01/14	593

	Texas — 0.4%
	Transportation — 0.4%
1,000	Texas State Transportation Commission, First Tier, Rev., 5.000%, 04/01/17	1,165

	Total Municipal Bonds (Cost $280,527)	295,344

SHARES
Short-Term Investment — 1.7%
	Investment Company — 1.7%
5,080	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (m) (Cost $5,080)	5,080

	Total Investments — 99.2% (Cost $285,607)	300,424
	Other Assets in Excess of Liabilities — 0.8%	2,368

	NET ASSETS — 100.0%	$302,792

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN TAX FREE FUNDS	15

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

Municipal Bonds — 97.7%
	Alabama — 0.5%
	Education — 0.2%
10,000	Alabama Public School & College Authority, Capital Improvement, Rev., 5.000%, 12/01/16	11,958

	General Obligation — 0.1%
1,790	City of Huntsville, Capital Improvement Works, Series A, GO, 5.000%, 09/01/22	2,056
	City of Huntsville, School, Capital Improvement Works,
1,000	Series B, GO, 5.000%, 09/01/22	1,148
1,000	Series B, GO, 5.000%, 09/01/26	1,106

		4,310

	Prerefunded — 0.2%
6,960	Jefferson County, Water & Sewer System, Capital Improvement, Rev., FGIC, 5.125%, 08/01/12 (p)	7,259

	Total Alabama	23,527

	Alaska — 0.4%
	Certificate of Participation/Lease — 0.3%
12,275	Boro of Matanuska-Susitna, Goose Creek Correctional Center, Rev., COP, AGC, 5.500%, 09/01/23	14,247

	Utility — 0.1%
	Alaska Municipal Bond Bank Authority,
1,000	Series 1, Rev., 5.250%, 09/01/23	1,109
1,000	Series 1, Rev., 5.375%, 09/01/25	1,095
1,000	Series 1, Rev., 5.500%, 09/01/27	1,090

		3,294

	Total Alaska	17,541

	Arizona — 3.3%
	Certificate of Participation/Lease — 1.2%
	Arizona School Facilities Board,
28,180	COP, 5.000%, 09/01/12	29,320
15,000	COP, 5.750%, 09/01/18	17,409
5,000	Series A-2, COP, AGM-CR, FGIC, 5.000%, 09/01/17	5,434
1,680	Series A-3, COP, AGM-CR, FGIC, 5.000%, 09/01/17	1,826
1,000	Arizona State University, Board of Regents, COP, NATL-RE, 5.000%, 07/01/18	1,123

		55,112

	General Obligation — 0.2%
1,140	City of Scottsdale, GO, 5.000%, 07/01/21	1,396

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — Continued
905	Maricopa County Unified School District No. 89-Dysart, GO, NATL-RE, FGIC, 5.250%, 07/01/20	1,078
4,455	Tempe Union High School District No. 213, GO, AGM, 5.000%, 07/01/13	4,834

		7,308

	Hospital — 0.7%
	Arizona Health Facilities Authority, Banner Health,
3,000	Series D, Rev., 5.000%, 01/01/13	3,164
3,000	Series D, Rev., 5.000%, 01/01/14	3,269
2,500	Series D, Rev., 5.000%, 01/01/23	2,695
5,000	Series D, Rev., 5.000%, 01/01/24	5,344
10,000	Series D, Rev., 5.500%, 01/01/19	11,500
5,000	Arizona Health Facilities Authority, Phoenix Children’s Hospital, Series A, Rev., VAR, 1.210%, 02/02/15	4,630
580	Gila County IDA, Cobre Valley Community Hospital, Rev., ACA, 5.750%, 12/01/12	574
1,000	Scottsdale IDA, Healthcare, Series A, Rev., 5.000%, 09/01/15	1,094

		32,270

	Prerefunded — 0.5%
	Arizona School Facilities Board, State School Trust,
14,360	Series A, Rev., AMBAC, 5.750%, 07/01/14 (p)	16,513
5,540	Maricopa County IDA, Capital Appreciation, Series 1983A, Rev., Zero Coupon, 12/31/14 (p)	5,371
1,000	Tucson & Pima Counties IDA, Capital Appreciation, Series 1983A, Rev., Zero Coupon, 12/01/14 (p)	973

		22,857

	Special Tax — 0.4%
	Glendale Western Loop 101 Public Facilities Corp.,
5,000	Series A, Rev., 6.250%, 07/01/38	5,172
10,250	Series A, Rev., 7.000%, 07/01/28	10,872
5,000	Series A, Rev., 7.000%, 07/01/33	5,277

		21,321

	Transportation — 0.2%
	Arizona State Transportation Board, Highway,
5,000	Rev., 5.000%, 07/01/17	5,801
4,675	Series B, Rev., 5.000%, 07/01/16	5,462

		11,263

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Utility — 0.1%
	Salt River Project Agricultural Improvement & Power District,
1,000	Series A, Rev., 5.000%, 01/01/20	1,165
500	Series A, Rev., 5.000%, 01/01/21	588
1,000	Series A, Rev., 5.000%, 01/01/22	1,136

		2,889

	Water & Sewer — 0.0% (g)
1,000	Arizona Water Infrastructure Finance Authority, Water Quality, Series A, Rev., 5.000%, 10/01/24	1,122

	Total Arizona	154,142

	California — 11.7%
	Certificate of Participation/Lease — 0.8%
	California State Public Works Board, California State University,
2,040	Series B, Rev., COP, AGM, 5.000%, 04/01/21	2,138
2,245	Series B, Rev., COP, AGM, 5.000%, 04/01/23	2,313
1,850	California State Public Works Board, Department of Corrections & Rehabilitation, Series E, Rev., COP, XLCA, 5.000%, 06/01/18	1,956
	California State Public Works Board, Department of Forestry & Fire Protection,
2,785	Series C, Rev., COP, AGM, 5.000%, 04/01/22	2,892
2,105	Series C, Rev., COP, AGM, 5.000%, 04/01/24	2,152
2,310	Series C, Rev., COP, AGM, 5.000%, 04/01/26	2,331
1,000	California State Public Works Board, Department of General Services, Series A, Rev., COP, AMBAC, 5.250%, 12/01/19	1,039
	California State Public Works Board, Department of General Services, Butterfield State,
2,400	Series A, Rev., COP, 5.000%, 06/01/13	2,552
2,330	Series A, Rev., COP, 5.000%, 06/01/14	2,540
3,500	Series A, Rev., COP, 5.000%, 06/01/19	3,715
1,750	Series A, Rev., COP, 5.000%, 06/01/20	1,836
	California State Public Works Board, Department of Justice,
1,285	Series D, Rev., COP, AGM, 5.000%, 04/01/21	1,346
1,415	Series D, Rev., COP, AGM, 5.000%, 04/01/23	1,458
1,560	Series D, Rev., COP, AGM, 5.000%, 04/01/25	1,581
10,445	Castaic Lake Water Agency, Capital Appreciation, Water System Improvement Project, COP, AMBAC, Zero Coupon, 08/01/25	4,809
1,700	Fontana Public Finance Authority, Rev., COP, AMBAC, 5.250%, 09/01/19	1,762

		36,420

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Education — 0.7%
2,000	California Educational Facilities Authority, University of Southern California, Series A, Rev., 5.000%, 10/01/39	2,111
3,360	California State Public Works Board, University Research Project, Series E, Rev., 5.250%, 10/01/20	3,681
500	California State University, Systemwide, Series C, Rev., AGM, 5.000%, 11/01/14	564
2,390	Dublin Unified School District, Capital Appreciation, Election of 2004, Series C, GO, NATL-RE, Zero Coupon, 08/01/32	607
	University of California,
10,000	Series O, Rev., 5.750%, 05/15/28	11,603
5,000	Series O, Rev., 5.750%, 05/15/30	5,725
10,000	Series O, Rev., 5.750%, 05/15/34	11,059

		35,350

	General Obligation — 5.8%
	Carlsbad Unified School District,
1,000	GO, Zero Coupon, 05/01/15	933
2,000	GO, Zero Coupon, 05/01/18	1,556
2,070	Center Unified School District, Election of 1991, Series D, GO, NATL-RE, Zero Coupon, 08/01/24	935
5,000	Foothill-De Anza Community College District, Election 2006, Series C, GO, 5.000%, 08/01/40	5,272
19,585	Grossmont-Cuyamaca Community College District, Capital Appreciation, Election of 2002, Series C, GO, AGC, Zero Coupon, 08/01/26	8,396
	Long Beach Community College District, Election of 2002, Capital Appreciation,
3,265	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/20	2,235
4,365	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/21	2,780
5,265	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/22	3,096
	Los Angeles Unified School District,
7,750	Series B, GO, AGM, 4.750%, 07/01/19	8,606
6,880	Series B, GO, FGIC, 4.750%, 07/01/21	7,413
6,120	Series I, GO, 5.250%, 07/01/23	6,994
30,190	Los Angeles Unified School District, Election of 2002, Series A, GO, AGM, 5.000%, 07/01/21	32,014
2,925	Los Rios Community College District, Election of 2002, Series B, GO, NATL-RE, 5.000%, 08/01/19	3,082

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN TAX FREE FUNDS	17

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	General Obligation — Continued
2,085	Napa Valley Unified School District, Election of 2002, GO, NATL-RE, FGIC, 5.000%, 08/01/27	2,172
	Palomar Pomerado Health, Capital Appreciation,
3,140	Series A, GO, NATL-RE, Zero Coupon, 08/01/15	2,824
3,615	Series A, GO, NATL-RE, Zero Coupon, 08/01/18	2,690
1,595	San Diego Community College District, Election of 2006, Capital Appreciation, GO, AGM, Zero Coupon, 08/01/15	1,487
8,945	San Francisco City & County Unified School District, Election of 2003, Series B, GO, AGM, 5.000%, 06/15/23	9,379
295	Santa Monica Community College District, Election of 2007, Series B, GO, NATL-RE, FGIC, Zero Coupon, 08/01/14	286
	State of California,
6,875	GO, 5.000%, 11/01/15	7,961
5,000	GO, 5.000%, 08/01/16	5,826
8,545	GO, 5.000%, 02/01/21	9,096
1,650	GO, 5.000%, 08/01/22	1,777
5,000	GO, 5.125%, 04/01/23	5,305
3,000	GO, 5.250%, 02/01/18	3,168
1,150	GO, NATL-RE, 5.000%, 06/01/21	1,245
3,590	GO, NATL-RE, 5.250%, 02/01/26	3,699
5,000	GO, NATL-RE, FGIC-TCRS, 5.250%, 02/01/15	5,430
4,655	Series 2, GO, 5.000%, 09/01/20	5,146
	State of California, Economic Recovery,
7,535	Series A, GO, 5.000%, 07/01/15	8,406
25,860	Series A, GO, NATL-RE, 5.000%, 07/01/15	28,951
6,000	Series A, GO, NATL-RE, FGIC, 5.250%, 07/01/14	6,773
	State of California, Various Purpose,
25	GO, 5.000%, 03/01/14	28
15,000	GO, 5.000%, 04/01/17	17,630
6,790	GO, 5.500%, 04/01/18	8,219
6,800	GO, 5.500%, 04/01/21	7,870
15,000	GO, 5.625%, 04/01/26	16,601
6,685	GO, 6.500%, 04/01/33	7,712
6,580	Temple City Unified School District, GO, NATL-RE, FGIC, 5.250%, 08/01/22	7,897
2,700	West Contra Costa Unified School District, Election of 2005, Series A, GO, AGM, 5.000%, 08/01/25	2,817
	West Valley-Mission Community College District, Election of 2004,
2,840	Series A, GO, AGM, 5.000%, 08/01/23	3,061
5,695	Series A, GO, AGM, 5.000%, 08/01/25	6,026

		272,794

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Hospital — 0.3%
	California Health Facilities Financing Authority, Providence Health & Services,
2,000	Series C, Rev., 6.250%, 10/01/28	2,262
2,450	Series C, Rev., 6.500%, 10/01/33	2,770
6,000	California State Public Works Board, Department of Mental Health, Coalinga State Hospital, Series A, Rev., 5.500%, 06/01/22	6,457
	California Statewide Communities Development Authority, Insured Health Facilities, Los Angeles Jewish Home,
3,000	Rev., 5.000%, 11/15/18	3,101
1,000	Rev., 5.250%, 11/15/23	1,016

		15,606

	Other Revenue — 0.3%
1,965	California Health Facilities Financing Authority, Unrefunded Balance, Providence Health, Rev., 6.500%, 10/01/38	2,170
6,490	California State University, Series A, Rev., AGM, 4.750%, 11/01/23	6,744
	Simi Valley School Financing Authority, Unified School District,
1,250	Rev., AGM, 5.000%, 08/01/19	1,463
2,000	Rev., AGM, 5.000%, 08/01/20	2,305

		12,682

	Prerefunded — 2.1%
35	California Health Facilities Financing Authority, Providence Health, Rev., 6.500%, 10/01/18 (p)	46
500	California State Department of Water Resources, Central Valley Project, Water Systems, Series J-1, Rev., 7.000%, 12/01/12 (p)	540
8,000	California State Department of Water Resources, Power Supply, Series A, Rev., XLCA, 5.375%, 05/01/12 (p)	8,355
22,205	Golden State Tobacco Securitization Corp., Series A-1, Rev., 6.750%, 06/01/13 (p)	24,625
	Golden State Tobacco Securitization Corp., Asset-Backed,
7,350	Series A-2, Rev., 7.900%, 06/01/13 (p)	8,293
3,305	Series A-4, Rev., 7.800%, 06/01/13 (p)	3,724
	Golden State Tobacco Securitization Corp., Enhanced, Asset-Backed,
1,000	Series B, Rev., 5.000%, 06/01/12 (p)	1,036
5,000	Series B, Rev., AMBAC, 5.000%, 06/01/13 (p)	5,402
5,000	Huntington Park Redevelopment Agency, Capital Appreciation, Junior Lien Tax-Merged, TAN, Zero Coupon, 01/01/19 (p)	4,296

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Prerefunded — Continued
	Los Angeles Unified School District, Election of 1997,
13,455	Series E, GO, NATL-RE, 5.125%, 07/01/12 (p)	14,009
11,755	Series F, GO, FGIC, 5.000%, 07/01/13 (p)	12,753
2,020	Rio Hondo Community College District, Series A, GO, NATL-RE, 5.250%, 08/01/14 (p)	2,302
	San Marcos Public Facilities Authority, CR,
1,000	Rev., Zero Coupon, 01/01/19 (p)	859
2,850	Rev., Zero Coupon, 09/01/19 (p)	2,396
2,000	Solano County, COP, NATL-RE, 5.250%, 11/01/12 (p)	2,116
2,065	State of California, GO, 5.000%, 02/01/14 (p)	2,295
5,215	State of California, Economic Recovery, Series A, GO, 5.000%, 07/01/14 (p)	5,914

		98,961

	Transportation — 0.2%
5,000	Bay Area Governments Association, State Payment Acceleration Notes, Rev., NATL-RE, FGIC, 5.000%, 08/01/17	5,116
2,000	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Series F, Rev., 5.000%, 04/01/18	2,288
3,230	Los Angeles Department of Airports, Ontario International, Series A, Rev., AMT, NATL-RE, 4.750%, 05/15/13	3,418

		10,822

	Utility — 0.6%
10,000	California State Department of Water Resources, Power Supply, Series A, Rev., AMBAC, 5.500%, 05/01/12 (p)	10,452
	Long Beach Bond Finance Authority, Natural Gas,
2,500	Series A, Rev., 5.250%, 11/15/21	2,433
9,545	Series A, Rev., 5.250%, 11/15/22	9,230
5,000	Southern California Public Power Authority, San Juan Unit 3, Power Project, Series A, Rev., AGM, 5.500%, 01/01/13	5,317

		27,432

	Water & Sewer — 0.9%
1,840	California State Department of Water Resources, Central Valley Project, Water Systems, Unrefunded Balance, Series J-1, Rev., 7.000%, 12/01/12	1,993
785	City of Long Beach, Water System, Series A, Rev., NATL-RE, 5.750%, 05/01/15	873
5,000	City of Santa Rosa, Capital Appreciation, Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 09/01/23	2,590

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Water & Sewer — Continued
	City of Vallejo,
3,010	Rev., NATL-RE, 5.000%, 05/01/22	2,908
3,160	Rev., NATL-RE, 5.000%, 05/01/23	3,015
3,320	Rev., NATL-RE, 5.000%, 05/01/24	3,126
3,490	Rev., NATL-RE, 5.000%, 05/01/25	3,251
7,560	Los Angeles Wastewater System, Subseries A, Rev., NATL-RE, 4.200%, 06/01/17	7,910
	San Diego Public Facilities Financing Authority,
3,500	Series A, Rev., 5.000%, 05/15/21	4,030
2,165	Series A, Rev., 5.000%, 05/15/22	2,461
6,200	Series A, Rev., 5.000%, 05/15/23	6,957
1,000	San Luis Obispo County Financing Authority, Nacimiento Water Project, Series A, Rev., NATL-RE, 5.000%, 09/01/19	1,104

		40,218

	Total California	550,285

	Colorado — 4.1%
	Certificate of Participation/Lease — 0.1%
5,000	Colorado Higher Education, Capital Construction, COP, 5.250%, 11/01/23	5,426

	Education — 0.1%
2,035	Arapahoe County School District No. 6-Littleton, GO, NATL-RE, FGIC, 5.250%, 12/01/12 (p)	2,162
	University of Colorado, Enterprise System,
500	Series A, Rev., 5.500%, 06/01/21	602
1,480	Series A, Rev., 5.500%, 06/01/26	1,689
750	Series A, Rev., 5.750%, 06/01/28	857

		5,310

	General Obligation — 1.6%
23,470	Adams & Arapahoe Joint School District 28J Aurora, GO, 6.250%, 12/01/26	27,884
6,845	Denver City & County, Better Denver & Zoo, Series A, GO, 5.250%, 08/01/20	8,438
1,610	Douglas County School District No. Re-1, Douglas & Elbert Counties, GO, NATL-RE, FGIC, 5.750%, 12/15/14 (p)	1,886
4,750	Douglas County School District No. Re-1, Douglas & Elbert Counties, Capital Appreciation, Series B, GO, Zero Coupon, 12/15/14	4,567
	Jefferson County School District R-001,
18,325	GO, 5.000%, 12/15/20	22,262
9,500	GO, 5.000%, 12/15/22	11,504

		76,541

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN TAX FREE FUNDS	19

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Hospital — 0.1%
	Colorado Health Facilities Authority, Boulder Hospital,
1,000	Series B, Rev., NATL-RE, 6.000%, 10/01/12	1,053
710	Series C, Rev., NATL-RE, 6.000%, 10/01/11	713
615	Series C, Rev., NATL-RE, 6.000%, 10/01/12	647
825	Series C, Rev., NATL-RE, 6.000%, 10/01/13	903
585	Series C, Rev., NATL-RE, 6.000%, 10/01/14	659
1,350	Colorado Health Facilities Authority, Denver Options, Inc. Project, Rev., ACA, 5.000%, 02/01/17	1,242

		5,217

	Housing — 0.0% (g)
10	Colorado Housing & Finance Authority, Rev., 5.375%, 08/01/12	10

	Other Revenue — 0.1%
5,000	Denver City & County, Airport, Series B, Rev., 5.500%, 11/15/13 (p)	5,564

	Prerefunded — 1.6%
42,790	Adams County, Single Family Mortgage, Capital Appreciation, Series A, Rev., Zero Coupon, 06/01/16 (p)	40,005
17,350	Colorado Housing & Finance Authority, Capital Appreciation, Series A, Rev., Zero Coupon, 09/01/14 (p)	16,899
10,000	Dawson Ridge Metropolitan District No. 1, Series A, GO, Zero Coupon, 10/01/22 (p)	6,935
1,690	Douglas County School District No. Re-1, Douglas & Elbert Counties, Buildings, Series B, GO, AGM, 5.750%, 12/15/12 (p)	1,807
5,000	Regional Transportation District, Fastracks Project, Series A, Rev., AMBAC, 5.000%, 11/01/16 (p)	6,035
	University of Colorado, Enterprise System,
2,250	Series A, Rev., FGIC, 5.000%, 06/01/12 (p)	2,331
1,000	Series B, Rev., FGIC, 5.250%, 06/01/13 (p)	1,086

		75,098

	Transportation — 0.5%
7,675	Colorado Department of Transportation, Series B, Rev., NATL-RE, 5.500%, 06/15/15	8,979
	Denver City & County, Airport,
3,030	Series B, Rev., AMT, NATL-RE, FGIC, 5.000%, 11/15/13	3,295
5,000	Series B, Rev., AMT, NATL-RE, FGIC, 5.000%, 11/15/14	5,536

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Transportation — Continued
2,500	Series E, Rev., NATL-RE, FGIC, 5.250%, 11/15/13	2,618

		20,428

	Total Colorado	193,594

	Connecticut — 1.2%
	General Obligation — 0.6%
	State of Connecticut,
7,000	Series A, GO, 5.000%, 04/15/22	8,019
6,020	Series A, GO, NATL-RE, 5.000%, 03/01/14 (p)	6,708
6,000	Series B, GO, AMBAC, 5.250%, 06/01/20	7,444
3,000	Series C, GO, NATL-RE, FGIC, 5.000%, 04/01/14	3,348
1,000	Town of Newtown, GO, 5.000%, 07/01/21	1,211

		26,730

	Hospital — 0.1%
3,735	Connecticut State Health & Educational Facility Authority, Ascension Health, Series B, Rev., VAR, 3.500%, 02/01/12	3,783

	Housing — 0.1%
	Connecticut Housing Finance Authority, Next Steps 7,
835	Rev., AGM, 5.000%, 06/15/13	903
1,040	Rev., AGM, 5.000%, 06/15/15	1,201
1,200	Rev., AGM, 5.000%, 06/15/16	1,416
1,260	Rev., AGM, 5.000%, 06/15/17	1,501
1,320	Rev., AGM, 5.000%, 06/15/18	1,545

		6,566

	Other Revenue — 0.1%
2,055	Connecticut State Higher Education Supplement Loan Authority, Chesla Loan Programs, Series A, Rev., 5.250%, 11/15/22	2,371
1,000	State of Connecticut, Revolving Fund, Series A, Rev., 5.000%, 01/01/23	1,195

		3,566

	Prerefunded — 0.2%
3,905	City of Waterbury, Series A, GO, AGM, 5.500%, 04/01/12 (p)	4,024
	State of Connecticut,
3,300	Series D, GO, 5.125%, 11/15/11 (p)	3,332
3,355	Series F, GO, NATL-RE, 5.250%, 10/15/13 (p)	3,702

		11,058

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Special Tax — 0.1%
2,250	State of Connecticut, Transportation Infrastructure, Special Tax, Series A, Rev., NATL-RE, FGIC, 5.500%, 10/01/12	2,372

	Transportation — 0.0% (g)
950	State of Connecticut, Transportation Infrastructure, Series B, Rev., NATL-RE-IBC, 6.125%, 09/01/12	973

	Total Connecticut	55,048

	Delaware — 0.3%
	Education — 0.1%
	University of Delaware,
1,500	Series B, Rev., 4.000%, 11/01/13	1,618
1,250	Series B, Rev., 4.000%, 11/01/14	1,388

		3,006

	General Obligation — 0.2%
	State of Delaware,
1,000	Series 2009C, GO, 5.000%, 10/01/25	1,232
4,000	Series B, GO, 5.000%, 07/01/22	4,970
3,710	Series B, GO, 5.000%, 07/01/23	4,601

		10,803

	Total Delaware	13,809

	District of Columbia — 0.6%
	Certificate of Participation/Lease — 0.2%
	District of Columbia,
2,000	COP, NATL-RE, FGIC, 5.000%, 01/01/13	2,102
2,000	COP, NATL-RE, FGIC, 5.250%, 01/01/15	2,247
2,500	COP, NATL-RE, FGIC, 5.250%, 01/01/16	2,843

		7,192

	General Obligation — 0.2%
10,305	District of Columbia, Series A, GO, NATL-RE, 5.500%, 06/01/12 (p)	10,710

	Other Revenue — 0.2%
2,700	District of Columbia Tobacco Settlement Financing Corp., Asset Backed Bonds, Rev., 6.250%, 05/15/24	2,686
5,000	District of Columbia, Tax Refunding, Series A, Rev., 5.000%, 12/01/22	5,847

		8,533

	Total District of Columbia	26,435

	Florida — 3.1%
	Certificate of Participation/Lease — 0.3%
5,000	Lee County School Board, Series A, COP, AGM, 5.000%, 08/01/15	5,398

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Certificate of Participation/Lease — Continued
5,730	Reedy Creek Improvement District, Series 2, Rev., COP, AMBAC, 5.000%, 10/01/15	6,455
4,000	Tampa Sports Authority, Sales Tax Payments Stadium Project, Rev., COP, AGM, 5.000%, 01/01/23	4,282

		16,135

	Education — 0.2%
9,640	Florida State Board of Education, Lottery, Series A, Rev., AMBAC, 5.000%, 07/01/22	10,395

	General Obligation — 0.9%
4,500	Florida State Board of Education, Series A, GO, 5.000%, 06/01/23	5,204
	Florida State Board of Education, Capital Outlay,
1,250	Series A, GO, 5.000%, 06/01/25	1,412
1,260	Series D, GO, 5.500%, 06/01/18	1,561
4,515	Series E, GO, 5.000%, 06/01/19	5,465
4,740	Series E, GO, 5.000%, 06/01/20	5,766
5,800	Florida State Board of Education, Capital Outlay-2005, Series F, GO, 5.000%, 06/01/20	6,564
5,000	Florida State Board of Education, Public Education, Capital Outlay, Series B, GO, 4.750%, 06/01/21	5,448
	Miami-Dade County,
2,225	Series CC, GO, AMBAC, 7.125%, 10/01/14	2,630
2,095	Series DD, GO, AMBAC, 7.750%, 10/01/18	2,884
3,025	Palm Beach County, Recreation And Cultural Facility, GO, 5.000%, 07/01/21	3,697

		40,631

	Housing — 0.2%
	Florida Housing Finance Corp., Homeowner Mortgage,
5,290	Series A-1, Rev., GNMA/FNMA/FHLMC COLL, 5.000%, 07/01/28	5,807
3,465	Series I, Rev., GNMA/FNMA/FHLMC, 5.375%, 01/01/39	3,556
1,725	Florida Housing Finance Corp., Homeowner Mortgage Special Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/28	1,887

		11,250

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
8,095	Florida State Department of Environmental Protection, Series A, Rev., NATL-RE, 5.125%, 07/01/20	8,414

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN TAX FREE FUNDS	21

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Other Revenue — 0.4%
1,500	City of Gulf Breeze, Miami Beach Local Government, Series E, Rev., FGIC, 5.125%, 12/01/15	1,513
1,000	City of Tampa, Water & Sewer Improvement System, Rev., 5.000%, 10/01/23 (w)	1,160
5,000	Florida Municipal Power Agency, St. Lucie Project, Series A, Rev., 5.000%, 10/01/20	5,661
2,145	Florida State Board of Education, Lottery, Series A, Rev., AMBAC, 5.000%, 07/01/18	2,394
5,760	Tampa Sports Authority, Sales Tax Payments Stadium Project, Rev., AGM, 5.000%, 01/01/19	6,322

		17,050

	Prerefunded — 0.2%
5,000	Brevard County School Board, COP, AMBAC, 5.000%, 07/01/12 (p)	5,193
5,000	Palm Beach County School Board, Series C, COP, AGM, 5.000%, 08/01/12 (p)	5,218

		10,411

	Special Tax — 0.2%
	City of Port St. Lucie,
2,730	Rev., AGC, 5.000%, 09/01/17	3,199
2,770	Rev., AGC, 5.000%, 09/01/19	3,178
775	Miami-Dade County, Subseries B, Rev., NATL-RE, Zero Coupon, 10/01/32	184
	Tallahassee Blueprint 2000 Intergovernmental Agency,
1,500	Rev., NATL-RE, 5.250%, 10/01/18	1,743
2,060	Rev., NATL-RE, 5.250%, 10/01/19	2,390

		10,694

	Transportation — 0.2%
1,000	Florida State Turnpike Authority, Series C, Rev., 5.000%, 07/01/13 (p)	1,090
3,700	Miami-Dade County, Miami International Airport, Series D, Rev., AGM, 5.250%, 10/01/26	3,931
2,610	Volusia County, Gas Tax, Rev., AGM, 5.000%, 10/01/15	2,889

		7,910

	Water & Sewer — 0.3%
4,885	Jacksonville Electric Authority, Waste & Sewer System, Series A, Rev., NATL-RE, FGIC, 5.000%, 10/01/17	5,235
8,200	Miami-Dade County, Water & Sewer System, Series B, Rev., AGM, 5.250%, 10/01/16	9,694

		14,929

	Total Florida	147,819

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Georgia — 3.2%
	Certificate of Participation/Lease — 0.1%
2,850	Gwinnett County Development Authority, Public Schools Project, COP, NATL-RE, 5.250%, 01/01/13	3,025

	General Obligation — 1.6%
	Barrow County, School District,
2,090	GO, 5.000%, 02/01/24	2,439
2,500	GO, 5.000%, 02/01/25	2,878
2,000	GO, 5.000%, 02/01/26	2,273
2,630	Fulton County School District, GO, 6.375%, 05/01/14	3,018
	Gwinnett County School District,
1,500	GO, 5.000%, 02/01/17 (p)	1,806
4,800	GO, 5.000%, 02/01/18 (p)	5,820
2,000	Peach County, Sales Tax, GO, 5.000%, 07/01/13	2,164
	State of Georgia,
8,480	Series B, GO, 5.000%, 07/01/15	9,906
10,000	Series B, GO, 5.000%, 01/01/20	12,112
6,585	Series C, GO, 5.500%, 07/01/14	7,526
6,000	Series C, GO, 5.500%, 07/01/15	6,810
9,300	Series D, GO, 5.000%, 08/01/12 (p)	9,707
7,515	Series G, GO, 5.000%, 10/01/16	9,041

		75,500

	Other Revenue — 0.5%
	Camden County Public Service Authority, St. Mary’s Project,
1,005	Rev., 5.000%, 12/01/21	1,198
1,960	Rev., 5.000%, 12/01/22	2,300
1,000	Rev., 5.000%, 12/01/23	1,154
9,500	City of Atlanta, Airport, Series A, Rev., 5.000%, 01/01/20	10,952
5,500	Dekalb County, Water & Sewage, Series B, Rev., 5.250%, 10/01/26	6,153

		21,757

	Prerefunded — 0.0% (g)
1,350	State of Georgia, Series B, GO, 5.000%, 07/01/13 (p)	1,442

	Special Tax — 0.2%
	Georgia State Road & Tollway Authority, Federal Highway Grant Bonds,
2,465	Series A, Rev., AGM, 5.000%, 06/01/19	2,926
5,000	Series A, Rev., AGM, 5.000%, 06/01/20	5,826

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Special Tax — Continued
2,100	Metropolitan Atlanta Rapid Transit Authority, Series N, Rev., NATL-RE-IBC-Bank of New York, 6.250%, 07/01/18	2,464

		11,216

	Utility — 0.0% (g)
1,475	Main Street Natural Gas, Inc., Series A, Rev., 5.500%, 09/15/21	1,464

	Water & Sewer — 0.8%
	Cobb County,
6,155	Rev., 5.000%, 07/01/20	7,438
6,565	Rev., 5.000%, 07/01/21	7,842
	De Kalb County, Water & Sewer Authority,
4,800	Series B, Rev., 5.250%, 10/01/22	5,468
8,660	Series B, Rev., 5.250%, 10/01/23	9,804
5,000	Henry County & Henry County Water & Sewerage Authority, Rev., BHAC-CR, AGM-CR, NATL-RE, 5.250%, 02/01/28	6,016

		36,568

	Total Georgia	150,972

	Hawaii — 0.9%
	General Obligation — 0.5%
	State of Hawaii,
3,360	Series DD, GO, NATL-RE, 5.250%, 05/01/22	3,677
1,000	Series DK, GO, 5.000%, 05/01/21	1,164
11,810	Series DR, GO, 5.000%, 06/01/15	13,715
5,000	Series DY, GO, 5.000%, 02/01/19	6,056

		24,612

	Transportation — 0.4%
	State of Hawaii, Highway,
1,195	Rev., 5.000%, 01/01/14	1,321
5,915	Rev., 5.000%, 01/01/20	6,965
520	Rev., 5.250%, 01/01/18	630
5,120	Rev., 5.250%, 01/01/21	6,039
2,450	Rev., 6.000%, 01/01/29	2,807

		17,762

	Total Hawaii	42,374

	Idaho — 0.3%
	Hospital — 0.3%
12,000	Idaho Health Facilities Authority, Trinity Health Group, Series B, Rev., 6.000%, 12/01/23	13,856

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Illinois — 4.3%
	Education — 0.2%
6,345	Chicago Board of Education, Capital Appreciation, School Reform, Series B-1, GO, NATL-RE, FGIC, Zero Coupon, 12/01/17	4,988
2,585	Illinois Finance Authority, DePaul University, Series A, Rev., 5.375%, 10/01/15	2,929
	Southwestern Illinois Development Authority, Local Government Program, Triad School District No. 2,
1,000	Rev., NATL-RE, 5.250%, 10/01/19	1,095
1,500	Rev., NATL-RE, 5.250%, 10/01/20	1,624

		10,636

	General Obligation — 1.7%
6,915	Chicago Board of Education, Series A, GO, NATL-RE, 5.250%, 06/01/13 (p)	7,503
7,500	City of Chicago, Series A, GO, AGM, 5.000%, 01/01/20	7,945
4,075	Cook County, Series A, GO, AMBAC, 5.000%, 11/15/14	4,518
	Cook County High School District No. 205-Thornton Township,
1,000	GO, AGC, 5.500%, 12/01/18	1,202
1,000	GO, AGC, 5.500%, 12/01/19	1,176
5,000	Cook County School District No. 122-Oak Lawn, Capital Appreciation, GO, AGM-CR, NATL-RE, Zero Coupon, 12/01/21	3,089
6,650	Du Page County, Forest Preservation District, Series A, GO, 3.500%, 11/01/24	6,636
1,080	Lake County Community High School District No. 124, Grant School Building, GO, 5.000%, 12/01/16	1,275
2,985	McHenry County Community Unit School District No. 20, Woodstock School Building, Series A, GO, NATL-RE, FGIC, 8.000%, 01/15/15	3,629
355	Regional Transportation Authority, Series B, GO, AMBAC, 6.400%, 06/01/12	366
	State of Illinois,
4,180	GO, 5.000%, 01/01/20	4,636
4,130	GO, 5.000%, 01/01/21	4,540
8,885	Series A, GO, 5.000%, 03/01/19	9,512
5,530	Town of Cicero, Tax Increment, Series A, GO, XLCA, 5.250%, 01/01/17	5,738
2,195	Village of Bolingbrook, Capital Appreciation, Series C, GO, NATL-RE, Zero Coupon, 01/01/23	1,180
	Will Grundy Etc. Counties Community College District No. 525, Joliet Junior College,
1,645	GO, 5.500%, 06/01/16	1,904

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN TAX FREE FUNDS	23

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	General Obligation — Continued
1,250	GO, 5.750%, 06/01/25	1,389
1,000	GO, 5.750%, 06/01/26	1,107
1,000	GO, 5.750%, 06/01/27	1,102
1,000	GO, 5.750%, 06/01/28	1,096
1,650	Winnebago County School District No. 122, Harlem-Loves Park, Capital Appreciation, GO, AGM, Zero Coupon, 01/01/13 (p)	1,639
2,770	Winnebago County School District No. 122, Harlem-Loves Park, Unrefunded Balance, Capital Appreciation, GO, AGM, Zero Coupon, 01/01/13	2,689
4,320	Winnebago County, Public Safety, Alternative Revenue Source, Series A, GO, NATL-RE, 5.000%, 12/30/23	4,566

		78,437

	Hospital — 0.2%
5,000	Illinois Finance Authority, Advocate Health Care, Series A-3, Rev., VAR, 3.875%, 05/01/12	5,117
3,295	Illinois Health Facilities Authority, Advocate Health Care Network, Series A, Rev., VAR, 4.375%, 07/01/14	3,557

		8,674

	Other Revenue — 0.7%
	Railsplitter Tobacco Settlement Authority,
5,500	Rev., 5.250%, 06/01/20	5,940
10,000	Rev., 5.250%, 06/01/21	10,610
15,000	Rev., 5.500%, 06/01/23	15,785

		32,335

	Prerefunded — 0.5%
2,130	Chicago Board of Education, Depriest Elementary School Project, Series H, GO, NATL-RE, 5.750%, 12/01/14 (p)	2,486
	Chicago Metropolitan Water Reclamation District-Greater Chicago, Capital Improvement,
10,000	GO, 5.500%, 12/01/12 (p)	10,338
1,000	GO, 7.250%, 12/01/12 (p)	1,086
10,000	Illinois Finance Authority, Northwestern Memorial Hospital, Series A, Rev., 5.250%, 08/15/14 (p)	11,349
1,025	Will County High School District No. 204-Joliet, Limited Tax, GO, AGM, 5.375%, 12/01/11 (p)	1,038

		26,297

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Special Tax — 0.2%
7,730	Regional Transportation Authority, Series B, Rev., NATL-RE, FGIC, 5.375%, 06/01/12 (p)	8,106
900	State of Illinois, Series P, Rev., 6.500%, 06/15/13	950

		9,056

	Transportation — 0.8%
	Chicago O’Hare International Airport, Third Lien,
5,000	Series A, Rev., AGC-ICC, AMBAC, 5.000%, 01/01/22	5,303
11,955	Series A, Rev., AGC-ICC, FGIC, 5.250%, 01/01/23	12,710
2,145	Chicago Transit Authority, Federal Transit Administration, Section 5307, Series A, Rev., AMBAC, 5.250%, 06/01/13	2,267
13,110	Illinois State Toll Highway Authority, Senior Priority, Series A-1, Rev., AGM, 5.000%, 01/01/24	13,941
2,350	Regional Transportation Authority, Series A, Rev., AMBAC, 6.400%, 06/01/12	2,423

		36,644

	Total Illinois	202,079

	Indiana — 1.1%
	Certificate of Participation/Lease — 0.2%
	Brownsburg 1999 School Building Corp., First Mortgage,
3,000	Series B, Rev., COP, AGM, 5.000%, 07/15/20	3,212
1,630	Series B, Rev., COP, AGM, 5.000%, 07/15/22	1,722
	East Chicago Multi School Building Corp., First Mortgage,
1,100	Rev., COP, 5.000%, 07/15/12	1,143
1,155	Rev., COP, 5.000%, 07/15/13	1,246
990	Rev., COP, 5.000%, 07/15/14	1,102

		8,425

	Education — 0.1%
5,000	Southwest Allen Multi School Building Corp., First Mortgage, Series A, Rev., NATL-RE, 5.000%, 07/15/18	5,312

	Other Revenue — 0.6%
2,000	Indiana Bond Bank, Special Program, Series A, Rev., AGM, 5.000%, 08/01/22	2,182
18,805	Indiana Finance Authority, State Revolving Fund Program, Series C, Rev., 5.000%, 02/01/21	22,442
1,650	Indiana Health Facility Financing Authority, Ascension Health Credit Group, Series A-1, Rev., VAR, 1.500%, 08/01/14	1,672

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Other Revenue — Continued
1,600	Indianapolis Local Public Improvement Bond Bank, Series B, Rev., 6.000%, 01/10/20	1,861

		28,157

	Prerefunded — 0.1%
3,750	Indiana Transportation Finance Authority, Series A, Rev., FGIC, 5.250%, 06/01/14 (p)	4,244
1,500	Indiana Transportation Finance Authority, Airport, Series A, Rev., AMBAC, 6.000%, 11/01/11 (p)	1,514

		5,758

	Transportation — 0.1%
1,285	Indiana Transportation Finance Authority, Highway, Unrefunded Balance, Series A, Rev., AMBAC, 5.750%, 06/01/12	1,334
3,000	Indianapolis Airport Authority, Special Facilities, FedEx Corp. Project, Rev., 5.100%, 01/15/17	3,348

		4,682

	Total Indiana	52,334

	Iowa — 0.2%
	General Obligation — 0.2%
6,850	City of Des Moines, Capital Loan Notes, Series H, GO, 5.000%, 06/01/21	8,015
500	State of Iowa, Vision Special Fund, Rev., NATL-RE, 5.500%, 02/15/20	612

		8,627

	Housing — 0.0% (g)
1,415	Iowa Finance Authority, Single Family Mortgage, Mortgage Backed Securities, Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 01/01/38	1,533

	Prerefunded — 0.0% (g)
1,000	Iowa Higher Education Loan Authority, Wartburg College Project, Rev., ACA, 5.750%, 10/01/12 (p)	1,059

	Total Iowa	11,219

	Kansas — 2.5%
	General Obligation — 0.3%
3,180	City of Lenexa, Series C, GO, 5.000%, 09/01/18	3,901
5,000	Johnson County Unified School District 232, Series A, GO, AGM, 5.250%, 09/01/23	5,385
1,625	Junction City, Public Improvements, Series DP, GO, AMBAC, 5.000%, 09/01/21	1,705

		10,991

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
5,000	Kansas Development Finance Authority, Kansas Department Commerce Impact Program, Rev., 5.000%, 06/01/14	5,585

	Other Revenue — 0.8%
	Kansas State Department of Transportation,
9,500	Series A, Rev., 5.000%, 09/01/17	11,537
2,500	Series A, Rev., 5.000%, 09/01/18	3,061
7,000	Series A, Rev., 5.000%, 09/01/19	8,609
7,000	Series A, Rev., 5.000%, 09/01/20	8,624
	Kansas Turnpike Authority,
2,000	Series A, Rev., 5.000%, 09/01/21	2,381
3,800	Series A, Rev., 5.000%, 09/01/22	4,454

		38,666

	Prerefunded — 1.3%
5,480	Kansas City, Single Family Mortgage, Municipal Multiplier, Series A, Rev., FHLMC COLL, Zero Coupon, 12/01/14 (p)	5,321
3,225	Labette County, Single Family Mortgage, Capital Accumulator Bonds, Rev., Zero Coupon, 12/01/14 (p)	3,131
24,250	Reno County, Capital Accumulator, Rev., Zero Coupon, 12/01/15 (p)	23,126
25,000	Reno Sedgwick Finney Counties, Capital Accumulator, Rev., NATL-RE, Zero Coupon, 04/01/16 (p)	23,444
6,365	Wyandotte County School District No. 500, GO, AGM, 5.500%, 09/01/12 (p)	6,698

		61,720

	Total Kansas	116,962

	Kentucky — 1.6%
	Certificate of Participation/Lease — 0.3%
1,000	Jefferson County Capital Projects Corp., Lease, Series A, Rev., COP, AGM, 4.250%, 06/01/22	1,063
1,000	Kentucky State Property & Buildings Commission, Rev., COP, 5.375%, 11/01/23	1,126
1,000	Kentucky State Property & Buildings Commission, Project No. 71, Rev., COP, NATL-RE-IBC, 5.500%, 08/01/12	1,046
1,000	Kentucky State Property & Buildings Commission, Project No. 76, Rev., COP, AMBAC, 5.500%, 08/01/20	1,203
1,500	Kentucky State Property & Buildings Commission, Project No. 82, Rev., COP, AGM, 5.250%, 10/01/18	1,800

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN TAX FREE FUNDS	25

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Certificate of Participation/Lease — Continued
	Kentucky State Property & Buildings Commission, Project No. 84,
1,000	Rev., COP, NATL-RE, 5.000%, 08/01/21	1,160
1,175	Rev., COP, NATL-RE, 5.000%, 08/01/22	1,353
	Kentucky State Property & Buildings Commission, Project No. 87,
1,000	Rev., COP, NATL-RE, FGIC, 5.000%, 03/01/19	1,132
1,250	Rev., COP, NATL-RE, FGIC, 5.000%, 03/01/20	1,397
1,500	Kentucky State Property & Buildings Commission, Project No. 89, Rev., COP, AGM, 5.000%, 11/01/21	1,687
1,335	Kentucky State Property & Buildings Commission, Road Fund, Project No. 73, Rev., COP, 5.250%, 11/01/11 (p)	1,346

		14,313

	Education — 0.1%
2,160	Jefferson County, School District Finance Corp., School Building, Series A, Rev., AGM, 4.500%, 07/01/21	2,323
	Kentucky Asset Liability Commission, University of Kentucky Project,
1,500	Series A, Rev., AMBAC, 4.000%, 10/01/16	1,698
1,500	Series A, Rev., AMBAC, 5.000%, 10/01/18	1,753

		5,774

	General Obligation — 0.0% (g)
1,000	Lexington-Fayette County, Urban County Government, Series D, GO, NATL-RE, 4.000%, 05/01/18	1,110

	Hospital — 0.0% (g)
1,000	Kentucky Asset Liability Commission, University of Kentucky Project, Series B, Rev., 5.000%, 10/01/20	1,131

	Housing — 0.0% (g)
425	Greater Kentucky Housing Assistance Corp., Mortgage, Multi-Family Housing, Section 8 Assisted, Series A, Rev., FHA, 5.900%, 02/01/14	426

	Other Revenue — 0.3%
	Kentucky Turnpike Authority, Economic Development, Revitalization Projects,
6,915	Series A, Rev., 5.000%, 07/01/18	8,283
5,145	Series A, Rev., 5.000%, 07/01/27	5,687

		13,970

	Prerefunded — 0.2%
1,000	Kentucky State Property & Buildings Commission, Project No. 77, Rev., COP, NATL-RE, 5.250%, 08/01/13 (p)	1,094

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Prerefunded — Continued
6,500	Kentucky State Property & Buildings Commission, Project No. 79, Rev., COP, NATL-RE, 5.125%, 10/01/13 (p)	7,144
500	Kentucky State Property & Buildings Commission, Project No. 85, Rev., COP, AGM, 5.000%, 08/01/15 (p)	588

		8,826

	Transportation — 0.1%
1,000	Kentucky Turnpike Authority, Series B, Rev., AMBAC, 5.000%, 07/01/16	1,179
	Louisville Regional Airport Authority,
1,000	Rev., AMBAC, 5.000%, 07/01/20	1,041
1,000	Rev., AMBAC, 5.000%, 07/01/21	1,035

		3,255

	Utility — 0.1%
2,900	Kentucky Municipal Power Agency, Prairie State Project, Series A, Rev., NATL-RE, 5.250%, 09/01/22	3,199

	Water & Sewer — 0.5%
	Louisville & Jefferson County, Metro Government Board of Water Works,
1,495	Rev., 5.000%, 11/15/16	1,804
12,720	Series A, Rev., 4.000%, 11/15/13	13,740
4,170	Series A, Rev., 5.000%, 11/15/19	5,153
	Louisville & Jefferson County, Metropolitan Sewer District,
1,500	Series A, Rev., AGC, 5.000%, 05/15/22	1,694
1,000	Series A, Rev., AMBAC, 5.000%, 05/15/18	1,137

		23,528

	Total Kentucky	75,532

	Louisiana — 2.4%
	General Obligation — 0.2%
1,125	Calcasieu Parish School District No. 30, Public School Improvement, GO, AGM, 5.000%, 02/15/12 (p)	1,149
1,000	City of Shreveport, GO, AGM, 4.000%, 04/01/18	1,126
1,665	City of New Orleans, Capital Appreciation, GO, AMBAC, Zero Coupon, 09/01/17 (f) (i)	1,289
1,000	St. Tammany Parishwide School District No. 12, GO, AGC, 5.000%, 03/01/18	1,191
	State of Louisiana,
1,000	Series A, GO, NATL-RE, FGIC, 5.500%, 05/15/15	1,004
3,500	Series B, GO, NATL-RE, 5.625%, 08/01/13	3,853

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	General Obligation — Continued
1,500	Series C, GO, AGM, 5.000%, 05/01/17	1,749

		11,361

	Hospital — 0.1%
1,475	Louisiana Public Facilities Authority, Hospital, Franciscan Missionaries, Series A, Rev., AGM, 5.500%, 07/01/12	1,529
1,000	Louisiana Public Facilities Authority, Hospital, Women’s Foundation Project, Rev., NATL-RE, FGIC, 5.000%, 04/01/15 (p)	1,152

		2,681

	Housing — 0.1%
518	East Baton Rouge Mortgage Finance Authority, Mortgage-Backed Securities Program, Series A-2, Rev., GNMA/FNMA/FHLMC, 5.250%, 10/01/39	572
1,825	Louisiana Housing Finance Agency, Homeowenership Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.125%, 06/01/41	1,990

		2,562

	Other Revenue — 0.3%
	Louisiana Local Government Environmental Facilities & Community Development Authority, Capital Projects & Equipment Acquisition,
3,000	Rev., AMBAC, 5.250%, 12/01/18	3,098
3,500	Series A, Rev., AMBAC, 6.300%, 07/01/30	3,490
1,775	Louisiana Local Government Environmental Facilities & Community Development Authority, Lake Charles Public Improvement Project, Rev., AMBAC, 5.000%, 05/01/19	1,979
1,000	Louisiana Public Facilities Authority, Hurricane Recovery Program, Rev., AMBAC, 5.000%, 06/01/18	1,107
5,000	State of Louisiana, Gas & Fuel Tax Revenue, Second Lien, Series A, Rev., VAR, 0.960%, 06/01/13	5,008

		14,682

	Prerefunded — 1.0%
4,300	City of New Orleans, Home Mortgage Authority, Compound Interest, Series A, Rev., NATL-RE, Zero Coupon, 10/01/15 (p)	4,107
18,000	Louisiana Public Facilities Authority, CR, Series B, Rev., Zero Coupon, 12/01/19 (p)	14,430
18,000	Louisiana Public Facilities Authority, CR, Multi-Family Housing, Series A, Rev., Zero Coupon, 02/01/20 (p)	14,302

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Prerefunded — Continued
11,440	Parish of East Baton Rouge, Public Improvement, Series ST, Rev., NATL-RE, 5.000%, 02/01/13 (p)	12,317
1,265	State of Louisiana, Series A, GO, AMBAC, 5.000%, 10/15/14 (p)	1,444

		46,600

	Special Tax — 0.7%
4,500	Jefferson County, Sales Tax District, Rev., AMBAC, 5.000%, 12/01/19	4,926
1,000	Jefferson Sales Tax District, Rev., AMBAC, 5.000%, 12/01/22	1,065
2,000	Lafayette Parish School Board, Public Schools, Rev., AGM, 5.000%, 04/01/14	2,224
	Louisiana Local Government Environmental Facilities & Community Development Authority, Livingston Parish Road Project,
3,495	Rev., AMBAC, 5.000%, 03/01/18	3,777
3,565	Rev., AMBAC, 5.000%, 03/01/19	3,807
2,500	Parish of East Baton Rouge, Public Improvement, Series A, Rev., AMBAC, 5.000%, 02/01/22	2,654
	Parish of East Baton Rouge, Road and Street Improvements,
4,270	Rev., AGC, 5.000%, 08/01/20	4,979
2,125	Rev., AGC, 5.000%, 08/01/21	2,447
2,000	Rev., AGC, 5.000%, 08/01/22	2,271
3,490	Rev., AGC, 5.250%, 08/01/19	4,235

		32,385

	Transportation — 0.0% (g)
885	Caddo-Bossier Parishes Board Commission, Limited Tax, Rev., AGC, 4.000%, 03/01/14	958
1,275	Louisiana Local Government Environmental Facilities & Community Development Authority, Shreveport Airport Systems, Series B, Rev., AMT, AGM, 5.625%, 01/01/20	1,438

		2,396

	Utility — 0.0% (g)
1,500	Louisiana Energy & Power Authority, Rev., AGM, 5.750%, 01/01/13	1,606

	Total Louisiana	114,273

	Maine — 0.1%
	Prerefunded — 0.1%
2,665	Maine Municipal Bond Bank, Series D, Rev., 5.125%, 11/01/11 (p)	2,687

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN TAX FREE FUNDS	27

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Maryland — 2.3%
	Education — 0.1%
4,785	University of Maryland, Auxiliary Facilities & Tuition System, Series A, Rev., 5.000%, 04/01/19	5,828

	General Obligation — 1.4%
5,500	Harford County, Public Improvement, GO, 5.000%, 07/01/14	6,224
	Montgomery County, Public Improvements, CONS,
8,175	Series A, GO, 5.000%, 05/01/14	9,180
15,570	Series A, GO, 5.000%, 11/01/16	18,797
10,000	State of Maryland, Capital Improvement, Series A, GO, 5.250%, 02/15/14	11,199
1,500	State of Maryland, State & Local Facilities Loan, Series B, GO, 5.000%, 08/01/13	1,635
12,945	State of Maryland, State & Local Facilities Loan, Second Series, GO, 5.000%, 08/01/15	15,185
5,000	State of Maryland, State Local Facilities, GO, 5.000%, 03/01/21	6,078

		68,298

	Prerefunded — 0.2%
8,000	State of Maryland, State & Local Facilities Loan, Second Series, GO, 5.000%, 08/01/13 (p)	8,719

	Private Placement — 0.1%
3,947	State of Maryland, Rev., 5.187%, 07/01/16 (f) (i)	4,047

	Transportation — 0.5%
	Maryland State Department of Transportation County Transportation,
2,780	Rev., 5.000%, 06/15/15	3,237
2,915	Rev., 5.000%, 06/15/16	3,472
3,060	Rev., 5.000%, 06/15/17	3,691
10,000	Maryland State Transportation Authority, Rev., 5.000%, 03/01/18	11,754

		22,154

	Total Maryland	109,046

	Massachusetts — 3.0%
	Certificate of Participation/Lease — 0.4%
5,000	Massachusetts Bay Transportation Authority, Series A, Rev., COP, 5.250%, 07/01/29	5,947
10,530	Massachusetts Bay Transportation Authority, Assessment, Series A, Rev., COP, 5.250%, 07/01/27	12,613

		18,560

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Education — 0.1%
1,500	Massachusetts Development Finance Agency, Holy Cross College, Series B, Rev., 5.000%, 09/01/26	1,637
4,070	Massachusetts Health & Educational Facilities Authority, Institute Of Technology, Series M, Rev., 5.250%, 07/01/25	5,082

		6,719

	General Obligation — 0.5%
1,365	City of Brockton, GO, AGM, 4.500%, 04/01/14	1,507
10,000	Commonwealth of Massachusetts, Series B, GO, 5.250%, 08/01/23	12,252
	Commonwealth of Massachusetts, Consolidated Lien,
1,000	Series A, GO, 5.000%, 08/01/22	1,144
1,000	Series D, GO, 5.000%, 08/01/17	1,176
5,000	Series E, GO, AMBAC, 5.000%, 11/01/25	5,959
1,500	Commonwealth of Massachusetts, Unrefunded Balance, Series C, GO, AGM, 5.500%, 11/01/15	1,793

		23,831

	Housing — 0.1%
	Boston Housing Authority,
615	Rev., AGM, 4.500%, 04/01/26	617
3,260	Rev., AGM, 5.000%, 04/01/24	3,433

		4,050

	Other Revenue — 0.1%
3,110	Massachusetts Water Resources Authority, Series B, Rev., AGM, 5.250%, 08/01/24	3,814

	Prerefunded — 1.4%
	Commonwealth of Massachusetts, Consolidated Lien,
3,200	Series C, GO, 5.250%, 08/01/13 (p)	3,495
4,200	Series C, GO, 5.250%, 09/01/15 (p)	4,979
7,000	Series D, GO, 5.000%, 10/01/13 (p)	7,661
7,560	Series D, GO, NATL-RE, 5.250%, 11/01/11 (p)	7,624
5,000	Series E, GO, AMBAC, 5.000%, 11/01/16 (p)	6,065
5,000	Commonwealth of Massachusetts, Special Obligation, Rev., FGIC, 5.000%, 01/01/14 (p)	5,514
4,845	Massachusetts State Turnpike Authority, Series A, Rev., 5.000%, 01/01/13 (p)	5,016
2,000	Massachusetts Water Resources Authority, Series A, Rev., AGM, 5.500%, 08/01/13 (p)	2,199

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Prerefunded — Continued
	University of Massachusetts Building Authority Project,
8,250	Series 04-1, Rev., AMBAC, 5.375%, 11/01/14 (p)	9,509
11,645	Series 4-A, Rev., NATL-RE, 5.125%, 11/01/14 (p)	13,347

		65,409

	Special Tax — 0.1%
2,250	Massachusetts Bay Transportation Authority, Assessment, Series A, Rev., 5.250%, 07/01/25	2,722
2,795	Massachusetts Bay Transportation Authority, Capital Appreciation, Series A-2, Rev., Zero Coupon, 07/01/21	1,918

		4,640

	Transportation — 0.1%
3,805	Commonwealth of Massachusetts, Federal Highway, Capital Appreciation, Series A, Rev., Zero Coupon, 06/15/15 (p)	3,670
2,045	Massachusetts Bay Transportation Authority, General Transportation System, Series A, Rev., NATL-RE, 5.500%, 03/01/14	2,300

		5,970

	Water & Sewer — 0.2%
	Massachusetts Water Resources Authority,
5,030	Series A, Rev., NATL-RE, 5.250%, 08/01/16	6,049
2,850	Series C, Rev., NATL-RE, FGIC-TCRS, 5.250%, 12/01/15	3,156

		9,205

	Total Massachusetts	142,198

	Michigan — 1.8%
	Certificate of Participation/Lease — 0.1%
2,355	Michigan State Building Authority, Facilities Program, Series I, Rev., COP, 5.500%, 10/15/11 (p)	2,370

	Education — 0.1%
3,915	University of Michigan, Series A, Rev., 5.000%, 04/01/20	4,674

	General Obligation — 0.5%
4,900	Huron Valley School District, GO, Q-SBLF, 5.000%, 05/01/23	5,440
	Kalamazoo Public Schools,
1,410	GO, AGC, Q-SBLF, 5.000%, 05/01/15	1,598
310	GO, AGC, Q-SBLF, 5.000%, 05/01/16	357
	Wyoming Public Schools,
1,770	GO, AGM, Q-SBLF, 5.000%, 05/01/17	1,979
1,895	GO, AGM, Q-SBLF, 5.000%, 05/01/18	2,098

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — Continued
1,670	GO, AGM, Q-SBLF, 5.000%, 05/01/19	1,844
1,895	GO, AGM, Q-SBLF, 5.000%, 05/01/20	2,093
1,900	GO, AGM, Q-SBLF, 5.000%, 05/01/21	2,084
	Ypsilanti School District,
1,930	GO, AGC, Q-SBLF, 4.000%, 05/01/15	2,081
2,045	GO, AGC, Q-SBLF, 5.000%, 05/01/16	2,304
1,000	GO, AGC, Q-SBLF, 5.000%, 05/01/18	1,134

		23,012

	Housing — 0.0% (g)
163	Michigan State Housing Development Authority, Huntley Villas Apartments, Series A, Rev., GNMA COLL, 4.800%, 08/20/12	167

	Other Revenue — 0.2%
5,935	City of Grand Rapids, Sewer System, Series A, Rev., BHAC-CR, AGM-CR, FGIC, 5.500%, 01/01/22	7,257

	Prerefunded — 0.1%
3,175	Clarkston Community Schools, GO, Q-SBLF, 5.375%, 05/01/13 (p)	3,440
145	Michigan State Building Authority, Facilities Program, Series I, Rev., 5.500%, 10/15/11 (p)	146
1,685	Michigan State Hospital Finance Authority, Henry Ford Health Systems, Rev., AMBAC, 6.000%, 09/01/11 (p)	1,685

		5,271

	Special Tax — 0.2%
10,750	State of Michigan, Trunk Line, Series A, Rev., 5.250%, 11/01/13	11,767

	Utility — 0.0% (g)
1,445	Lansing Board of Water & Light, Series A, Rev., 5.000%, 07/01/19	1,656

	Water & Sewer — 0.6%
	City of Detroit, Sewer Systems, Senior Lien,
3,650	Series C, Rev., NATL-RE, FGIC, 5.000%, 07/01/18	3,895
1,900	Series C, Rev., NATL-RE, FGIC, 5.250%, 07/01/16	2,108
8,000	Detroit Sewer Disposal Revenue, Second Lien, Series B, Rev., AGC-ICC, FGIC, 5.500%, 07/01/29	8,807
	Michigan Municipal Bond Authority, Clean Water State Revolving Fund,
3,000	Rev., 5.375%, 10/01/19	3,147
10,400	Rev., 5.500%, 10/01/14	11,994

		29,951

	Total Michigan	86,125

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN TAX FREE FUNDS	29

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Minnesota — 1.4%
	General Obligation — 1.1%
	State of Minnesota,
5,790	GO, AGM, 5.000%, 08/01/13 (p)	6,305
6,585	Series C, GO, 5.000%, 08/01/14	7,458
10,000	Series C, GO, 5.000%, 08/01/15	11,722
	State of Minnesota, Various Purpose,
10,000	Series F, GO, 5.000%, 08/01/20	12,384
10,000	Series H, GO, 5.000%, 11/01/19	12,394

		50,263

	Prerefunded — 0.2%
8,000	University of Minnesota, Series A, Rev., 5.750%, 07/01/15 (p)	9,435

	Utility — 0.1%
1,000	Minnesota Municipal Power Agency, Series A, Rev., 5.250%, 10/01/19	1,081
3,415	State of Minnesota, Public Safety Radio Communication System, Rev., NATL-RE, 5.000%, 06/01/15	3,965

		5,046

	Total Minnesota	64,744

	Mississippi — 1.0%
	General Obligation — 0.0% (g)
2,000	State of Mississippi, GO, 5.750%, 12/01/12	2,136

	Other Revenue — 0.1%
	Mississippi Development Bank Special Obligation,
1,395	Rev., 5.000%, 01/01/13 (p)	1,481
1,465	Rev., 5.000%, 01/01/14 (p)	1,600

		3,081

	Prerefunded — 0.9%
2,630	Mississippi Home Corp., Single Family Mortgage, Series A-2, Rev., GNMA/FNMA/FHLMC FHA/VA GTD, 5.000%, 12/01/39 (p)	2,861
34,500	Mississippi Housing Finance Corp., Capital Appreciation, Rev., Zero Coupon, 09/15/16 (p)	32,197
7,945	Mississippi Housing Finance Corp., Short Term Appreciation, Rev., Zero Coupon, 06/01/15 (p)	7,665

		42,723

	Total Mississippi	47,940

	Missouri — 2.0%
	General Obligation — 0.1%
1,600	Cass County Reorganized School District No. R-2-Raymore, GO, 5.000%, 03/01/21	1,805

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — Continued
620	City of Kansas, Refunding & Improvement, Series A, GO, 5.000%, 02/01/23	735
	Clay County Public School District No. 53 Liberty, Direct Deposit Program, Unrefunded Balance,
515	GO, AGM, 5.250%, 03/01/22	558
400	GO, AGM, 5.250%, 03/01/23	434
1,000	St. Louis County Reorganized School District No. R-6, GO, AGM, 5.000%, 02/01/14	1,110

		4,642

	Housing — 0.1%
935	Missouri Housing Development Commission, Home Ownership Loan Program, Series E-1, Rev., FHLMC, 5.000%, 11/01/27	1,030
790	Missouri Housing Development Commission, Homeowner Loan Program, Series A, Rev., GNMA/FNMA/COLL, 5.000%, 09/01/39	837
	Missouri Housing Development Commission, Homeowner Loan Program, Multi-Family Housing,
105	Series III, Rev., FHA, 4.700%, 12/01/11	106
115	Series III, Rev., FHA, 4.800%, 12/01/12	116
	Missouri Housing Development Commission, Homeowner Loan Program, Single Family Mortgage,
2,525	Series B-1, Rev., AMT, GNMA/FNMA/COLL, 5.375%, 09/01/34	2,597
1,605	Series C-1, Rev., AMT, GNMA/FNMA, 4.800%, 09/01/34	1,629

		6,315

	Other Revenue — 0.9%
16,815	Missouri Highway & Transportation Commission, Senior Lien, Series C, Rev., 5.000%, 02/01/22	20,811
	Missouri State Environmental Improvement & Energy Resources Authority, State Revolving Funds,
3,645	Series B, Rev., 5.000%, 07/01/22	4,392
3,740	Series B, Rev., 5.000%, 07/01/24	4,388
4,055	Series B, Rev., 5.000%, 07/01/28	4,591
3,905	Series B, Rev., 5.000%, 07/01/29	4,391
2,050	Series B, Rev., 5.000%, 07/01/30	2,291

		40,864

	Prerefunded — 0.2%
	Clay County Public School District No. 53 Liberty, Direct Deposit Program,
2,685	GO, AGM, 5.250%, 03/01/22 (p)	3,009

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Prerefunded — Continued
2,100	GO, AGM, 5.250%, 03/01/23 (p)	2,353
4,000	Missouri State Health & Educational Facilities Authority, BJC Health System, Series A, Rev., 6.750%, 05/15/12 (p)	4,162

		9,524

	Transportation — 0.5%
	Missouri Highway & Transportation Commission, Federal Reimbursement,
3,730	Series A, Rev., 5.000%, 05/01/16	4,424
4,065	Series A, Rev., 5.000%, 05/01/20	4,899
2,935	Missouri State Highways & Transit Commission, Second Lien, Rev., 5.250%, 05/01/19	3,492
7,985	Missouri State Highways & Transit Commission, Senior Lien, Rev., 5.000%, 02/01/21	9,122

		21,937

	Water & Sewer — 0.2%
8,000	Missouri State Environmental Improvement & Energy Resources Authority, Revolving Funds Program, Series A, Rev., 5.000%, 01/01/20	9,840

	Total Missouri	93,122

	Montana — 0.1%
	Transportation — 0.1%
	Montana Department of Transportation, Highway 93 Construction,
1,600	Rev., GAN, 5.000%, 06/01/21	1,835
1,500	Rev., GAN, 5.000%, 06/01/23	1,681

	Total Montana	3,516

	Nebraska — 0.3%
	General Obligation — 0.2%
5,000	City of Omaha, Omaha Convention Centre/Arena, GO, 5.250%, 04/01/24	6,203
4,075	Douglas County School District No. 17, GO, 5.500%, 06/15/15	4,813

		11,016

	Utility — 0.1%
2,500	Nebraska Public Power District, Series C, Rev., NATL-RE, FGIC, 5.000%, 01/01/17	2,842

	Total Nebraska	13,858

	Nevada — 0.2%
	Prerefunded — 0.1%
2,750	Clark County School District, Series D, GO, NATL-RE, 5.000%, 12/15/13 (p)	3,040

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Water & Sewer — 0.1%
5,135	Truckee Meadows Water Authority, Rev., 5.000%, 07/01/13	5,535

	Total Nevada	8,575

	New Hampshire — 0.1%
	Transportation — 0.1%
2,950	New Hampshire State Turnpike System, Rev., AMBAC, 5.000%, 02/01/18	3,085

	New Jersey — 4.0%
	Certificate of Participation/Lease — 0.3%
9,400	New Jersey State Transit Corp., Federal Transit Administration Grants, Series A, COP, NATL-RE, FGIC, 5.000%, 09/15/16	10,225
	State of New Jersey, Equipment Lease Purchase,
2,500	Series A, COP, 5.000%, 06/15/20	2,710
3,300	Series A, COP, 5.000%, 06/15/21	3,539

		16,474

	Education — 0.7%
	New Jersey EDA, School Facilities Construction,
7,500	Rev., VAR, AGM, 5.000%, 09/01/14	8,234
4,000	Series O, Rev., 5.000%, 03/01/18	4,360
7,750	Series P, Rev., 5.250%, 09/01/21	8,542
4,000	New Jersey Higher Education Assistance Authority, Series A, Rev., 5.000%, 06/01/15	4,393
5,000	New Jersey State Educational Facilities Authority, Princeton University, Series D, Rev., 5.250%, 07/01/17	6,155

		31,684

	General Obligation — 0.2%
	City of Harrison,
1,195	Series A, GO, AGM, Zero Coupon, 06/01/15	1,139
2,600	Series A, GO, AGM, Zero Coupon, 06/01/16	2,382
2,430	City of Jersey City, Public Improvement, Series A, GO, NATL-RE, 5.250%, 09/01/17	2,641
890	Freehold Regional High School District, GO, NATL-RE, FGIC, 5.000%, 03/01/19	1,060
145	Lindenwold Boro School District, GO, NATL-RE, 5.000%, 06/01/14	162

		7,384

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
4,000	New Jersey EDA, Cigarette Tax, Rev., AGC-ICC, 5.375%, 06/15/14	4,201

	Other Revenue — 1.2%
	Garden State Preservation Trust, 2005,
6,000	Series A, Rev., AGM, 5.800%, 11/01/17	7,131

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN TAX FREE FUNDS	31

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Other Revenue — Continued
10,000	Series A, Rev., AGM, 5.800%, 11/01/20	11,750
8,000	Series A, Rev., AGM, 5.800%, 11/01/21	9,376
8,000	Series A, Rev., AGM, 5.800%, 11/01/23	9,258
14,895	New Jersey EDA, Motor Vehicles, Series A, Rev., NATL-RE, 5.250%, 07/01/16	16,200
50	New Jersey Transportation Trust Fund Authority, Transportation Systems, Series A, Rev., 5.750%, 06/15/16 (p)	62
	New Jersey Transportation Trust Fund Authority, Transportation Systems, Unrefunded Balance,
1,730	Series A, Rev., 5.750%, 06/15/16	2,013
1,000	Series D, Rev., AMBAC, 5.000%, 06/15/18	1,094

		56,884

	Prerefunded — 0.9%
2,385	New Jersey Economic Development Authority, Kapkowski Road Landfill, Series A, Rev., 6.375%, 05/15/14 (p)	2,755
3,350	New Jersey EDA, Kapkowski Road Landfill, Series A, Rev., 6.375%, 05/15/14 (p)	3,870
	New Jersey State Turnpike Authority,
850	Rev., 5.700%, 05/01/13 (p)	895
6,025	Series C, Rev., AMBAC, TCRS-Bank of New York, 6.500%, 01/01/16 (p)	6,693
	New Jersey Transportation Trust Fund Authority, Transportation Systems,
4,570	Series A, Rev., 5.750%, 06/15/15 (p)	5,466
2,395	Series B, Rev., NATL-RE, 6.000%, 12/15/11 (p)	2,434
11,085	Series C, Rev., 5.500%, 06/15/13 (p)	12,105
5,330	Series D, Rev., AGM, 5.000%, 06/15/15 (p)	6,226

		40,444

	Special Tax — 0.2%
10,000	New Jersey Transportation Trust Fund Authority, Transportation Systems, Series B, Rev., NATL-RE, FGIC, 5.250%, 12/15/14	11,269

	Transportation — 0.3%
	New Jersey Transportation Trust Fund Authority, Transportation Systems,
5,000	Series B, Rev., AMBAC, 5.250%, 12/15/22	5,692
6,670	Series D, Rev., AGM, 5.000%, 06/15/19	7,229

		12,921

	Water & Sewer — 0.1%
	Sussex County Municipal Utilities Authority, Capital Appreciation,
1,290	Series B, Rev., AGM, Zero Coupon, 12/01/15	1,215

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Water & Sewer — Continued
1,345	Series B, Rev., AGM, Zero Coupon, 12/01/16	1,215
1,510	Series B, Rev., AGM, Zero Coupon, 12/01/17	1,281
1,610	Series B, Rev., AGM, Zero Coupon, 12/01/18	1,297
1,845	Series B, Rev., AGM, Zero Coupon, 12/01/19	1,410

		6,418

	Total New Jersey	187,679

	New Mexico — 1.7%
	Education — 0.3%
10,525	State of New Mexico, Severance Tax Supplemental, Series B, Rev., 5.000%, 07/01/18	12,798

	General Obligation — 0.0% (g)
2,155	Albuquerque Municipal School District No. 12, Series C, GO, 5.000%, 08/01/14	2,437

	Housing — 0.2%
	New Mexico Mortgage Finance Authority, Single Family Mortgage,
950	I-B-2 Class Shares, Rev., GNMA/FNMA/FHLMC, 5.650%, 09/01/39	1,048
2,615	I-C-2 Class Shares, Rev., GNMA/FNMA/FHLMC COLL, 5.700%, 09/01/40	2,889
3,255	Series D, Class I, Rev., GNMA/FNMA/FHLMC, 5.350%, 09/01/40	3,572
675	New Mexico Mortgage Finance Authority, Single Family Mortgage Program, Series D, Rev., AMT, GNMA/FNMA/FHLMC COLL, 6.125%, 09/01/33	709

		8,218

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
1,010	Bernalillo County, Series B, Rev., NATL-RE-IBC, 5.700%, 04/01/27	1,208

	Other Revenue — 0.5%
	New Mexico Finance Authority, Senior Lien, Public Project Revolving,
1,775	Series B, Rev., 5.000%, 06/01/20	2,075
1,645	Series B, Rev., 5.000%, 06/01/21	1,895
1,890	Series B, Rev., 5.000%, 06/01/26	2,066
2,050	Series B, Rev., 5.000%, 06/01/28	2,214
10,000	New Mexico Finance Authority, State Transportation Senior Lien, Rev., 5.000%, 06/15/20	12,240
1,500	New Mexico Finance Authority, Sub Lien, Series A-2, Rev., 5.000%, 12/15/21	1,796

		22,286

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Special Tax — 0.6%
	State of New Mexico, Severance Tax,
26,275	Series A, Rev., 4.000%, 07/01/12 (p)	27,104

		27,104

	Transportation — 0.1%
6,000	New Mexico Finance Authority, Senior Lien, Series A, Rev., NATL-RE, 5.250%, 06/15/14 (p)	6,800

	Total New Mexico	80,851

	New York — 11.8%
	Certificate of Participation/Lease — 0.5%
3,835	Erie County Industrial Development Agency, City of Buffalo Project, Rev., COP, AGM, 5.000%, 05/01/13	4,131
6,590	New York City Transitional Finance Authority, Future Tax Secured, Series B, Rev., COP, 5.000%, 08/01/28	6,925
3,925	New York State Dormitory Authority, State University Educational Facilities, Series A, Rev., COP, NATL-RE, FGIC-TCRS, 5.500%, 05/15/13	4,063
5,000	New York State Urban Development Corp., Service Contract, Series B, Rev., COP, 5.250%, 01/01/25	5,470
1,000	New York State Urban Development Corp., State Facilities, Rev., COP, 5.600%, 04/01/15	1,089

		21,678

	Education — 0.9%
2,000	New York City Transitional Finance Authority, Fiscal Year 2009, Series S-4, Rev., 5.500%, 01/15/39	2,159
5,035	New York State Dormitory Authority, City University Systems, 4th Generation, Series A, Rev., FGIC-TCRS, 5.250%, 07/01/13	5,427
7,825	New York State Dormitory Authority, City University Systems, 5th Generation, Series B, Rev., 5.000%, 07/01/18	9,235
	New York State Dormitory Authority, Education,
5,000	Series A, Rev., 5.000%, 03/15/21	5,751
10,000	Series D, Rev., 5.000%, 03/15/17	11,845
1,825	New York State Dormitory Authority, Siena College, Rev., NATL-RE, 5.000%, 07/01/22	1,945
2,370	New York State Dormitory Authority, St. John’s University, Series C, Rev., NATL-RE, 5.250%, 07/01/20	2,784
5,000	New York State Dormitory Authority, State University Educational Facilities, Series F, Rev., AGM, 5.000%, 03/15/14	5,564

		44,710

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — 0.6%
100	Brockport Central School District, GO, NATL-RE, FGIC, 5.750%, 06/15/18	121
	Farmingdale Union Free School District,
420	GO, 4.000%, 07/15/14	462
225	GO, 5.000%, 07/15/16	268
	New York City,
80	Series E, GO, 5.750%, 08/01/12 (p)	84
2,000	Series E, GO, NATL-RE-IBC, 5.750%, 08/01/12	2,099
5,000	Series G, GO, 5.000%, 08/01/14	5,638
8,000	Series H, GO, NATL-RE-IBC, 5.000%, 08/01/17	8,869
4,000	Series J, Subseries J-1, GO, 5.000%, 06/01/21	4,500
3,000	New York City Transitional Finance Authority, Subseries S-1A, GO, 5.000%, 07/15/19	3,506
3,170	New York City, Unrefunded Balance, Series F, GO, 6.000%, 01/15/21	3,379

		28,926

	Hospital — 0.1%
2,995	New York State Dormitory Authority, Mental Health Services Facilities Improvement, Series D, Rev., AGM, 5.000%, 08/15/15	3,424
1,500	New York State Dormitory Authority, North Shore University Hospital, Rev., NATL-RE, 5.500%, 11/01/14	1,620

		5,044

	Housing — 0.1%
4,000	Tobacco Settlement Financing Authority, Asset-Backed, Series B-1C, Rev., 5.500%, 06/01/19	4,279

	Other Revenue — 4.7%
12,405	Battery Park City Authority, Series A, Rev., 5.250%, 11/01/14	13,636
12,630	Metropolitan Transportation Authority, Service Contract, Series A, Rev., 5.500%, 07/01/17	15,187
18,055	New York City Municipal Water Finance Authority, Second Generation Resolution, Series FF, Rev., 5.000%, 06/15/24	20,454
	New York City Transitional Finance Authority, Fiscal Year 2007,
10,000	Series S-1, Rev., NATL-RE, FGIC, 5.000%, 07/15/17	11,670
7,000	Series S-1, Rev., NATL-RE, FGIC, 5.000%, 07/15/18	8,024
1,000	New York City Transitional Finance Authority, Future Tax Secured, Subseries A-3, Rev., 5.000%, 08/01/19	1,208
120	New York City Transitional Finance Authority, Unrefunded Future Tax, Series E, Rev., NATL-RE, 5.250%, 02/01/19	128

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN TAX FREE FUNDS	33

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Other Revenue — Continued
4,050	New York Local Government Assistance Corp., Series C, Rev., 5.000%, 04/01/17	4,876
7,420	New York State Dormitory Authority, Construction Services Contract, Series A, Rev., 5.000%, 07/01/23	8,225
1,500	New York State Dormitory Authority, State University Educational Facilities, Series A, Rev., AGM-CR, 5.500%, 05/15/13	1,556
	New York State Environmental Facilities Corp., State Revolving Funds, New York City Municipal Water Project, Clean Water & Drinking,
5,040	Series D, Rev., 5.375%, 06/15/16	5,238
7,745	Series D, Rev., 5.375%, 06/15/17	8,048
8,325	Series D, Rev., 5.375%, 06/15/18	8,617
3,345	Subseries E, Rev., 5.375%, 06/15/13	3,482
6,600	Subseries E, Rev., 5.375%, 06/15/16	6,850
8,055	Subseries E, Rev., 5.375%, 06/15/19	8,323
7,425	New York State Thruway Authority, Series B, Rev., 5.000%, 04/01/23	8,241
14,050	New York State Thruway Authority, Highway & Bridge, Rev., 5.000%, 04/01/21	15,468
11,025	New York State Thruway Authority, State Personal Transportation, Series A, Rev., 5.000%, 03/15/26	12,406
7,820	New York State Urban Development Corp., Series D, Rev., 5.500%, 01/01/19	9,447
17,770	New York State Urban Development Corp., State Personal Income Tax, State Facility, Rev., NATL-RE, 5.500%, 03/15/21	22,225
5,000	Port Authority of New York & New Jersey, Consolidated 148, Rev., AGM, 5.000%, 08/15/29	5,303
2,995	Tobacco Settlement Financing Authority, Asset-Backed, Series B-1C, Rev., 5.500%, 06/01/18	3,088
	Triborough Bridge & Tunnel Authority, General Purpose,
10,000	Series A-2, Rev., 5.000%, 11/15/28	10,815
8,265	Series B, Rev., 5.250%, 11/15/18	8,742

		221,257

	Prerefunded — 1.0%
	Long Island Power Authority, Electric Systems,
4,225	Series A, Rev., AGM, 5.500%, 12/01/12 (p)	4,499
1,500	Series A, Rev., AGM, 5.500%, 12/01/13 (p)	1,671
	New York City,
4,055	Series B, GO, 5.500%, 12/01/11 (p)	4,109
1,830	Series F, GO, 6.000%, 01/15/13 (p)	1,974

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Prerefunded — Continued
6,710	New York City Transitional Finance Authority, Series B, Rev., 5.250%, 08/01/13 (p)	7,346
	New York City Transitional Finance Authority, Future Tax Secured,
3,310	Series C, Rev., AMBAC, 5.250%, 08/01/12 (p)	3,462
6,505	Series E, Rev., NATL-RE, 5.250%, 02/01/13 (p)	6,964
3,590	New York State Dormitory Authority, State University Educational Facilities, Rev., 5.375%, 07/01/12 (p)	3,745
3,000	New York State Thruway Authority, Transportation, Series A, Rev., AGM, 5.000%, 03/15/13 (p)	3,217
6,005	Tobacco Settlement Financing Authority, Asset-Backed, Series B-1C, Rev., 5.500%, 06/01/12 (p)	6,242
5,000	Westchester Tobacco Asset Securitization Corp., Capital Appreciation, Rev., VAR, 6.950%, 07/15/17 (p)	6,614

		49,843

	Special Tax — 2.3%
1,500	New York City Transitional Finance Authority, Series A-1, Rev., 5.000%, 11/01/21	1,719
	New York City Transitional Finance Authority, Future Tax Secured,
5,000	Series B, Rev., 5.000%, 11/01/21	5,843
14,510	Series B, Rev., 5.000%, 11/01/22	16,754
	New York Local Government Assistance Corp., Senior Lien,
10,000	Rev., 5.500%, 04/01/19	12,547
1,000	Series A, Rev., 5.000%, 04/01/20	1,173
7,265	New York State Environmental Facilities Corp., Environment, Series A, Rev., 5.250%, 12/15/19	8,914
	New York State Thruway Authority,
2,050	Series A, Rev., 5.000%, 03/15/17	2,439
17,000	Series A, Rev., 5.250%, 03/15/19	20,657
	New York State Urban Development Corp.,
1,000	Series A-1, Rev., 5.000%, 12/15/17	1,206
1,500	Series A-1, Rev., 5.000%, 12/15/22	1,724
2,250	New York State Urban Development Corp., State Personal Income Tax, Series A-1, Rev., 5.000%, 12/15/23	2,560
	Sales Tax Asset Receivables Corp.,
3,850	Series A, Rev., AGM-CR, MBIA, 5.000%, 10/15/20	4,276
15,000	Series A, Rev., AMBAC, 5.250%, 10/15/27	16,204

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Special Tax — Continued
3,000	Series A, Rev., NATL-RE, 5.000%, 10/15/26	3,249
6,650	Series A, Rev., NATL-RE, 5.250%, 10/15/19	7,454

		106,719

	Transportation — 1.1%
	Metropolitan Transportation Authority,
11,205	Series A, Rev., AGC-ICC, 5.750%, 11/15/32	11,703
5,420	Series A, Rev., AMBAC, 5.500%, 11/15/14	6,160
1,500	Series A, Rev., NATL-RE, FGIC, 5.000%, 11/15/12	1,580
2,500	Port Authority of New York & New Jersey, CONS, 93rd Series, Rev., 6.125%, 06/01/94	2,893
5,700	Triborough Bridge & Tunnel Authority, Rev., 5.250%, 11/15/30	5,919
	Triborough Bridge & Tunnel Authority, General Purpose,
5,940	Series B, Rev., 5.250%, 11/15/15	7,000
14,000	Series B, Rev., 5.250%, 11/15/16	14,818

		50,073

	Utility — 0.4%
	Long Island Power Authority, Electric Systems,
10,000	Series A, Rev., 5.250%, 04/01/21	11,555
6,000	Series E, Rev., NATL-RE, FGIC, 5.000%, 12/01/17	6,967

		18,522

	Water & Sewer — 0.1%
2,500	New York City Municipal Water Finance Authority, Water & Sewer System, Series D, Rev., 5.000%, 06/15/12 (p)	2,594
450	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2008, Series C, Rev., 5.000%, 06/15/13	487
2,055	New York State Environmental Facilities Corp., Municipal Water Financing Authority, Subseries B, Rev., 5.000%, 06/15/14	2,307

		5,388

	Total New York	556,439

	North Carolina — 3.2%
	Certificate of Participation/Lease — 0.0% (g)
2,355	Cabarrus County, Installment Financing Contract, Series C, COP, 4.000%, 06/01/12	2,420

	General Obligation — 2.1%
	Johnston County,
2,200	GO, NATL-RE, 5.000%, 02/01/16 (p)	2,611

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — Continued
	State of North Carolina,
20,745	Series A, GO, 5.000%, 03/01/17	25,013
15,000	Series B, GO, 5.000%, 06/01/19	18,482
5,900	State of North Carolina, Highway, GO, 5.000%, 05/01/15	6,609
	State of North Carolina, Public Improvement,
13,185	Series A, GO, 5.000%, 05/01/15	15,333
10,675	Series A, GO, 5.000%, 05/01/16	12,715
	Union County,
2,085	Series A, GO, 5.000%, 03/01/18	2,530
3,000	Series A, GO, 5.000%, 03/01/21	3,692
	Wake County, Obligation Hammond Road Detention Center, Annual Appropriation,
5,150	GO, 5.000%, 06/01/18	6,217
3,500	GO, 5.000%, 06/01/19	4,247

		97,449

	Hospital — 0.1%
2,180	North Carolina Medical Care Commission, Mission Health Combined Group, Rev., 5.000%, 10/01/19	2,450

	Housing — 0.0% (g)
320	North Carolina Housing Finance Agency, Home Ownership, Series 1-B, Rev., 5.125%, 07/01/13	321

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
5,965	North Carolina Infrastructure Finance Corp., Correctional Facilities Projects, Rev., 5.000%, 10/01/20	6,407

	Other Revenue — 0.4%
	Mecklenburg County Public Facilities Corp., Annual Appropriation,
2,250	Rev., 5.000%, 03/01/13	2,409
3,000	Rev., 5.000%, 03/01/23	3,452
	State of North Carolina, Annual Appropriation, Capital Improvement,
5,370	Series A, Rev., 5.000%, 05/01/23	6,167
5,000	Series A, Rev., 5.000%, 05/01/24	5,669

		17,697

	Utility — 0.5%
5,000	North Carolina Eastern Municipal Power Agency, Series A, Rev., AGC, 5.250%, 01/01/19	5,762
15,000	North Carolina Municipal Power Agency No. 1, Catawba, Series A, Rev., 5.250%, 01/01/14	16,551

		22,313

	Total North Carolina	149,057

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN TAX FREE FUNDS	35

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Ohio — 2.1%
	Certificate of Participation/Lease — 0.1%
1,000	Franklin County Convention Facilities Authority, Tax & Lease Anticipation Bonds, Rev., COP, 5.000%, 12/01/21	1,120
3,295	State of Ohio, Denison University 2007 Project, Rev., COP, 5.000%, 11/01/19	3,794

		4,914

	Education — 0.0% (g)
1,525	Cuyahoga Community College District, Series A, Rev., AMBAC, 5.000%, 12/01/15	1,612

	General Obligation — 1.2%
7,235	City of Columbus, Series A, GO, 5.000%, 12/15/19	8,337
1,510	Dublin City School District, Capital Appreciation Bonds, GO, NATL-RE, FGIC, Zero Coupon, 12/01/15	1,428
	State of Ohio, Higher Education,
6,650	GO, 5.000%, 08/01/15	7,750
5,275	GO, 5.000%, 08/01/16	6,273
9,000	State of Ohio, Highway Capital Improvements, Series H, GO, 5.000%, 05/01/12 (p)	9,445
	State of Ohio, Infrastructure Improvement,
8,840	Series B, GO, 5.000%, 08/01/15	10,302
3,200	Series D, GO, 5.000%, 03/01/17	3,505
3,360	Series D, GO, 5.000%, 03/01/18	3,661
1,530	Series D, GO, 5.000%, 03/01/19	1,664
	Warrensville Height City School District, School Improvement,
875	GO, NATL-RE, FGIC, 7.000%, 12/01/12	933
1,150	GO, NATL-RE, FGIC, 7.000%, 12/01/14	1,323

		54,621

	Housing — 0.1%
180	Ohio Capital Corp. For Housing, Mortgage, Section 8 Assisted, Series M, Rev., FHA, 5.900%, 02/01/14	181
1,245	Ohio Housing Finance Agency, Hillwood II Project, Rev., AMT, GNMA COLL, 4.700%, 05/20/16	1,332
1,795	Ohio Housing Finance Agency, Residential Mortgage Backed Securities, Series A, Rev., AMT, GNMA, 5.000%, 09/01/31	1,872

		3,385

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
	RiverSouth Authority, RiverFront Area Redevelopment,
500	Series A, Rev., 5.250%, 12/01/17	549

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Industrial Development Revenue/Pollution Control Revenue — Continued
2,490	Series A, Rev., 5.250%, 12/01/18	2,726

		3,275

	Other Revenue — 0.4%
	Hamilton County, Sewer System Revenue Refunding & Improvement, Greater Cincinnati,
3,175	Series A, Rev., 5.000%, 12/01/20	3,856
4,210	Series A, Rev., 5.000%, 12/01/21	5,035
	Ohio State Building Authority, Adult Correctional Facilities,
2,510	Series B, Rev., 5.000%, 10/01/23	2,800
2,000	Series B, Rev., 5.000%, 10/01/24	2,204
2,000	Ohio State Turnpike Commission, Series A, Rev., 5.000%, 02/15/25	2,213
3,900	Ohio State Water Development Authority, Solid Waste Management Incorporate Project, Rev., VAR, 1.750%, 06/01/13	3,915

		20,023

	Transportation — 0.2%
	City of Cleveland,
8,145	Series C, Rev., AGC, 5.000%, 01/01/17	8,938
2,800	Series C, Rev., AGC, 5.000%, 01/01/18	3,066

		12,004

	Total Ohio	99,834

	Oklahoma — 0.4%
	Education — 0.4%
	Tulsa County Industrial Authority, Jenks Public School,
1,285	Rev., 5.500%, 09/01/14	1,468
5,790	Rev., 5.500%, 09/01/16	7,000
7,345	Rev., 5.500%, 09/01/17	8,979

		17,447

	Housing — 0.0% (g)
730	Oklahoma Housing Finance Agency, Homeownership Loan Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.250%, 09/01/29	780

	Utility — 0.0% (g)
1,470	Grand River Damn Authority, Series A, Rev., BHAC, 5.000%, 06/01/16	1,739

	Total Oklahoma	19,966

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Oregon — 0.3%
	Certificate of Participation/Lease — 0.2%
	Oregon State Department of Administrative Services,
1,685	Series A, COP, 5.000%, 05/01/24	1,864
2,200	Series A, COP, 5.000%, 05/01/25	2,405
5,000	Series A, COP, GO, 5.000%, 05/01/15	5,741

		10,010

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
470	Oregon State Bond Bank, Economic & Community Development, Series B, Rev., NATL-RE, 5.300%, 01/01/16	472

	Prerefunded — 0.1%
3,000	Oregon State Department of Transportation, Highway User Tax, Series A, Rev., 5.500%, 11/15/12 (p)	3,189

	Water & Sewer — 0.0% (g)
2,545	City of Portland, Sewer System, Second Lien, Series B, Rev., 5.000%, 06/15/26	2,786

	Total Oregon	16,457

	Pennsylvania — 1.7%
	Education — 0.2%
5,000	Pennsylvania Higher Educational Facilities Authority, Series A, Rev., 5.000%, 09/01/19	6,104
	State Public School Building Authority, Delaware County Community College Project,
1,400	Rev., AGM, 5.000%, 10/01/23	1,534
1,065	Rev., AGM, 5.000%, 10/01/25	1,145
1,000	Rev., AGM, 5.000%, 10/01/26	1,069

		9,852

	General Obligation — 0.9%
	Altoona Area School District,
565	GO, AGM, 4.000%, 12/01/19	602
900	GO, AGM, 4.125%, 12/01/21	946
	Commonwealth of Pennsylvania, Second Series,
10,000	GO, 5.000%, 07/01/15	11,652
2,430	GO, 5.000%, 01/01/16 (p)	2,872
	Octorara Area School District,
3,120	Series B, GO, AGM, 4.000%, 06/01/20	3,455
3,780	Series B, GO, AGM, 4.250%, 06/01/22	4,117
3,230	Series B, GO, AGM, 4.250%, 06/01/23	3,466
1,635	Series B, GO, AGM, 5.000%, 06/01/18	1,883
210	Parkland School District, GO, NATL-RE, FGIC, 5.375%, 09/01/15	247

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — Continued
	Red Lion Area School District,
3,145	GO, AGM, 5.000%, 05/01/21	3,584
2,360	GO, AGM, 5.000%, 05/01/22	2,657
1,000	GO, AGM, 5.000%, 05/01/24	1,101
	West Mifflin Area School District,
2,065	GO, AGM, 5.000%, 04/01/25	2,248
2,000	GO, AGM, 5.000%, 04/01/26	2,162
2,000	GO, AGM, 5.375%, 04/01/27	2,199
500	GO, AGM, 5.500%, 04/01/24	567

		43,758

	Hospital — 0.4%
	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center,
5,000	Series A, Rev., 5.000%, 09/01/16	5,764
2,150	Series A, Rev., 5.000%, 09/01/18	2,468
5,000	Series B, Rev., 5.000%, 06/15/18	5,326
5,000	Sayre Health Care Facilities Authority, Guthrie Health, Rev., VAR, 0.950%, 12/01/24	3,989

		17,547

	Transportation — 0.1%
4,730	Pennsylvania Turnpike Commission, Subseries A, Rev., AGC, 5.000%, 06/01/20	5,406

	Water & Sewer — 0.1%
5,000	Allegheny County Sanitation Authority, Sewer, Rev., NATL-RE, 5.375%, 12/01/17	5,091

	Total Pennsylvania	81,654

	Puerto Rico — 0.5%
	General Obligation — 0.0% (g)
1,480	Commonwealth of Puerto Rico, Capital Appreciation, GO, NATL-RE-IBC, Zero Coupon, 07/01/17	1,163

	Prerefunded — 0.4%
1,935	Puerto Rico Highway & Transportation Authority, Series G, Rev., 5.000%, 07/01/13 (p)	2,101
5,000	Puerto Rico Public Buildings Authority, Rev., CIFG-TCRS, 5.250%, 07/01/12 (p)	5,200
10,000	Puerto Rico Public Finance Corp., Series E, Rev., CIFG-TCRS, AGM-CR, 6.000%, 08/01/26 (p)	13,202

		20,503

	Special Tax — 0.0% (g)
2,000	Puerto Rico Highway & Transportation Authority, Series A, Rev., AMBAC, Zero Coupon, 07/01/17	1,572

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN TAX FREE FUNDS	37

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Transportation — 0.1%
2,500	Puerto Rico Highway & Transportation Authority, Series AA, Rev., NATL-RE, 5.500%, 07/01/18	2,805

	Total Puerto Rico	26,043

	South Carolina — 2.0%
	Education — 0.3%
	Charleston Educational Excellence Finance Corp., Charleston County School District Project,
5,500	Rev., 5.000%, 12/01/16	6,147
3,000	Rev., 5.000%, 12/01/17	3,310
2,500	Rev., 5.000%, 12/01/18	2,719
4,000	Scago Educational Facilities Corp. for Colleton School District, Pickens County Project, Rev., AGM, 5.000%, 12/01/21	4,363

		16,539

	General Obligation — 0.9%
2,395	Charleston County, Transition Sales Tax, GO, 5.000%, 11/01/21	2,737
	Richland County School District No. 2,
6,000	Series A, GO, NATL-RE, FGIC, SCSDE, 5.000%, 04/01/17	6,977
1,570	Series A, GO, SCSDE, 5.000%, 02/01/20	1,884
10,000	State of South Carolina, Series A, GO, 5.000%, 06/01/19	12,321
4,880	State of South Carolina, State Capital Improvement, Series A, GO, 4.000%, 10/01/14	5,416
	York County School District No. 1,
5,415	Series A, GO, SCSDE, 5.250%, 03/01/23	6,318
5,000	Series A, GO, SCSDE, 5.250%, 03/01/25	5,713

		41,366

	Hospital — 0.0% (g)
1,215	South Carolina Jobs & EDA, Hospital Facilities, Georgetown Memorial Hospital, Rev., AMBAC, 5.500%, 11/01/12	1,221

	Other Revenue — 0.3%
3,800	Lexington County Health Services District, Inc., Rev., 5.000%, 11/01/26	3,963
1,200	South Carolina State Housing Finance & Development Authority, Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 01/01/28	1,320
1,590	South Carolina State Public Service Authority, Unrefunded Balance, Series D, Rev., AGM, 5.000%, 01/01/16	1,680

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — Continued
4,795	State of South Carolina Public Service Authority, Series A, Rev., AMBAC, 5.000%, 01/01/14 (p)	5,301
1,350	Tobacco Settlement Revenue Management Authority, Rev., 5.000%, 06/01/18	1,352

		13,616

	Prerefunded — 0.2%
5,560	Greenville County School District, Building Equity Sooner Tomorrow, Rev., 5.500%, 12/01/12 (p)	5,978
1,115	South Carolina State Public Service Authority, Series D, Rev., AGM, 5.000%, 01/01/13 (p)	1,184

		7,162

	Utility — 0.2%
8,125	Piedmont Municipal Power Agency, Electric, Unrefunded Balance, Rev., NATL-RE, FGIC, 6.750%, 01/01/20	10,392

	Water & Sewer — 0.1%
4,610	City of Charleston, Waterworks & Sewer, Refinancing & Capital Improvement, Series A, Rev., 5.000%, 01/01/24	5,007

	Total South Carolina	95,303

	South Dakota — 0.0% (g)
	Prerefunded — 0.0% (g)
803	Heartland Consumers Power District, Rev., 6.375%, 01/01/16 (p)	899

	Tennessee — 0.7%
	General Obligation — 0.4%
	City of Memphis, General Improvement,
4,125	Series A, GO, NATL-RE, 5.000%, 11/01/17	4,718
4,000	Series D, GO, 5.000%, 07/01/23	4,662
7,330	Montgomery County, GO, 5.000%, 04/01/22	8,865

		18,245

	Utility — 0.3%
1,910	City of Lawrenceburg, Electric, Rev., NATL-RE, 6.625%, 07/01/18	2,274
	Tennessee Energy Acquisition Corp.,
12,000	Series A, Rev., 5.000%, 09/01/13	12,599
1,000	Series C, Rev., 5.000%, 02/01/17	1,005

		15,878

	Total Tennessee	34,123

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Texas — 8.4%
	Certificate of Participation/Lease — 0.1%
3,000	Texas Public Finance Authority, State Preservation Board Projects, Series B, Rev., COP, AMBAC, 5.000%, 02/01/16	3,335

	Education — 0.8%
	El Paso County Community College District,
4,265	Rev., NATL-RE, 5.000%, 04/01/19	4,848
3,380	Rev., NATL-RE, 5.000%, 04/01/20	3,789
3,885	Houston Independent School District, Public Financing Corp. Lease, Capital Appreciation, Cesar E. Chavez, Series A, Rev., AMBAC, Zero Coupon, 09/15/12	3,858
2,400	Midland College District, GO, NATL-RE, FGIC, 5.000%, 02/15/21	2,683
2,015	Texas A&M University, Series A, Rev., 5.250%, 07/01/28	2,397
3,390	University of North Texas, Financing System, Series A, Rev., NATL-RE, FGIC, 5.000%, 04/15/12 (p)	3,492
	University of Texas,
12,000	Series A, Rev., 5.250%, 08/15/19	14,621
2,000	Series A, Rev., 5.250%, 08/15/20	2,400

		38,088

	General Obligation — 3.6%
1,500	Aldine Independent School District, Series A, GO, PSF-GTD, 5.000%, 02/15/21	1,834
2,000	Allen Independent School District, GO, PSF-GTD, 5.000%, 02/15/23	2,203
7,570	City of Austin, Public Improvement, GO, 5.000%, 09/01/22	9,280
2,795	City of Beaumont, GO, 5.000%, 03/01/24	3,145
	City of Cedar Park,
1,055	GO, AGM, 4.125%, 02/15/20	1,144
1,055	GO, AGM, 4.250%, 02/15/21	1,136
755	GO, AGM, 4.375%, 02/15/22	808
1,175	GO, AGM, 4.500%, 02/15/24	1,237
1,055	GO, AGM, 4.700%, 02/15/26	1,106
1,430	GO, AGM, 4.700%, 02/15/27	1,491
	City of Denton,
1,230	Series A, GO, 5.000%, 02/15/15	1,412
1,250	Series A, GO, 5.000%, 02/15/16	1,469
1,535	Series A, GO, 5.000%, 02/15/18	1,844
3,245	Series A, GO, 5.000%, 02/15/19	3,920
1,975	City of El Paso, GO, NATL-RE, 5.000%, 08/15/25	2,149
4,290	City of Frisco, Improvement, GO, 5.000%, 02/15/23	5,054

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — Continued
4,715	City of Garland, Series A, GO, 5.000%, 02/15/24	5,295
	City of Southlake,
2,050	GO, AMBAC, 5.000%, 02/15/19	2,161
1,695	GO, AMBAC, 5.000%, 02/15/20	1,789
2,740	GO, AMBAC, 5.000%, 02/15/21	2,893
2,340	GO, AMBAC, 5.000%, 02/15/22	2,455
1,215	Clear Creek Independent School District, School Building, GO, 5.250%, 02/15/25	1,362
1,675	Collin County Community College District, Limited Tax, GO, 4.000%, 08/15/18	1,943
5,000	County of Nueces, GO, 5.000%, 02/15/22	5,799
1,000	Deer Park Independent School District, Limited Tax, GO, AGM, 5.000%, 02/15/16	1,177
10,000	Eagle Mountain & Saginaw Independent School District, School Building, GO, VAR, PSF-GTD, 2.500%, 08/01/14	10,455
2,000	Fort Bend County, GO, 5.000%, 03/01/23	2,251
	Fort Bend Independent School District,
1,000	GO, 4.000%, 02/15/13	1,053
3,500	GO, 5.000%, 02/15/19	4,228
1,500	Granbury Independent School District, GO, PSF-GTD, 5.000%, 08/01/23	1,672
	Harris County,
5,000	Series A, GO, 5.000%, 10/01/22	5,855
1,700	Series B, GO, 4.000%, 10/01/14	1,882
5,000	Series B, GO, 5.500%, 10/01/17	6,210
1,250	Harris County, Toll Road, Sub Lien, Series A, GO, NATL-RE, 6.500%, 08/15/13	1,398
	Irving Independent School District,
2,000	GO, PSF-GTD, 5.250%, 02/15/13	2,144
2,000	GO, PSF-GTD, 5.250%, 02/15/14	2,235
1,900	La Joya Independent School District, GO, PSF-GTD, 5.000%, 02/15/18	2,189
	Lewisville Independent School District, School Building,
1,000	GO, 5.000%, 08/15/17	1,203
1,000	GO, 5.000%, 08/15/19	1,216
3,000	GO, 5.000%, 08/15/20	3,587
2,530	Longview Independent School District, School Building, GO, PSF-GTD, 5.000%, 02/15/20	2,994
3,870	Longview Independent School District, School Building, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 02/15/17	3,508
	North East Independent School District, Capital Appreciation, School Building,
5,000	Series A, GO, PSF-GTD, Zero Coupon, 08/01/13	4,941

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN TAX FREE FUNDS	39

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	General Obligation — Continued
7,850	Series A, GO, PSF-GTD, Zero Coupon, 08/01/15	7,517
	Pasadena Independent School District, School Building,
1,000	GO, PSF-GTD, 4.750%, 02/15/22	1,109
3,080	GO, PSF-GTD, 4.750%, 02/15/23	3,375
1,105	GO, PSF-GTD, 5.000%, 02/15/17	1,323
2,250	Plano Independent School District, GO, PSF-GTD, 5.000%, 02/15/21	2,703
2,505	Richardson Independent School District, GO, PSF-GTD, 5.000%, 02/15/22	2,699
1,000	State of Texas, College Student Loans, Series A, GO, 5.250%, 08/01/19	1,173
	State of Texas, Public Finance Authority,
3,900	GO, 5.000%, 10/01/12 (p)	4,101
8,925	Series A, GO, 5.000%, 10/01/15	10,509
4,000	Series A, GO, 5.000%, 10/01/17	4,864
3,475	Series A, GO, 5.000%, 10/01/18	4,259
2,000	Series A, GO, 5.000%, 10/01/20	2,422

		169,181

	Hospital — 0.4%
	Harris County Health Facilities Development Corp., Hermann Memorial Healthcare System,
5,000	Series B, Rev., 7.200%, 12/01/28	5,326
7,345	Series B, Rev., 7.200%, 12/01/29	7,812
	Tarrant County Cultural Education Facilities Finance Corp., Health Resources,
3,500	Series A, Rev., 5.000%, 02/15/17	3,987
2,690	Series A, Rev., 5.000%, 02/15/18	3,012

		20,137

	Other Revenue — 0.9%
1,765	City of El Paso, Water & Sewer, Series A, Rev., 5.000%, 03/01/21	2,074
	Coastal Water Authority, City Of Houston Projects,
3,160	Rev., 5.000%, 12/15/22	3,645
5,115	Rev., 5.000%, 12/15/25	5,664
4,490	Lower Colorado River Authority, Transmission Services, Series A, Rev., NATL-RE, 5.000%, 05/15/24	4,761
	North Texas Tollway Authority, Special Projects System,
1,000	Series A, Rev., 5.500%, 09/01/36	1,081
3,000	Series A, Rev., 5.500%, 09/01/41	3,227
3,000	Series A, Rev., 6.000%, 09/01/41	3,372

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — Continued
14,500	Texas Public Finance Authority, Unemployment Compensation, Series A, Rev., 5.000%, 07/01/17	16,780

		40,604

	Prerefunded — 0.9%
6,000	Central Texas Housing Finance Corp., Single Family Mortgage, Rev., VA/PRIV MTGS, Zero Coupon, 09/01/16 (p)	5,607
3,595	City of Dallas, Waterworks & Sewer System, Rev., AGM, 5.375%, 04/01/13 (p)	3,885
2,500	City of Houston, Junior Lien, Series A, Rev., AGM, 5.750%, 12/01/32 (p)	3,249
4,100	Coastal Bend Health Facilities Development Corp., Rev., VAR, AMBAC, 5.929%, 11/15/13 (p)	4,590
	Harris County Flood Control District,
10,000	GO, 5.250%, 10/01/13 (p)	10,990
7,545	Series A, GO, 5.250%, 10/01/14 (p)	8,602
5,000	University of Texas, Series B, Rev., 5.000%, 07/01/14 (p)	5,652

		42,575

	Special Tax — 0.2%
10,000	Dallas Area Rapid Transit, Senior Lien, Rev., AMBAC, 5.000%, 12/01/20	11,559

	Transportation — 0.9%
	Dallas Area Rapid Transit, Senior Lien,
1,195	Rev., 5.000%, 12/01/19	1,433
5,000	Rev., 5.000%, 12/01/21	5,830
6,825	Series A, Rev., 5.000%, 12/01/17	8,273
8,950	Series A, Rev., 5.000%, 12/01/18	10,909
5,000	Series A, Rev., 5.000%, 12/01/21	5,855
	Dallas-Fort Worth International Airport Facilities Improvement Corp.,
3,500	Series A, Rev., 4.000%, 11/01/13	3,743
3,500	Series A, Rev., 5.000%, 11/01/13	3,819
1,000	Series A, Rev., 5.000%, 11/01/22	1,089

		40,951

	Utility — 0.1%
1,285	City of Austin, Capital Appreciation, Rev., NATL-RE, FGIC, Zero Coupon, 05/15/17	1,115
4,500	City of Austin, Electric Utilities System, Rev., NATL-RE, 5.250%, 11/15/15	4,811

		5,926

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Water & Sewer — 0.5%
1,405	City of Dallas, Waterworks & Sewer System, Unrefunded Balance, Rev., AGM, 5.375%, 10/01/17	1,505
	City of Houston, Utilities Systems, First Lien,
1,000	Series A, Rev., AGM, 5.000%, 11/15/19	1,165
1,000	Series A, Rev., AGM, 5.000%, 11/15/20	1,144
3,000	Series A, Rev., NATL-RE, 5.250%, 05/15/14	3,378
6,140	Series A, Rev., NATL-RE, 5.250%, 05/15/26	6,545
2,290	North Texas Municipal Water District, Rev., 5.000%, 06/01/25	2,499
5,000	Tarrant Regional Water District, Rev., AGM, 5.375%, 03/01/15	5,355

		21,591

	Total Texas	393,947

	Utah — 0.4%
	General Obligation — 0.0% (g)
1,000	Central Utah Water Conservancy District, Series B, GO, 5.250%, 04/01/22	1,230

	Other Revenue — 0.1%
	Salt Lake County, Transportation Tax,
1,500	Series A, Rev., 5.000%, 08/15/16	1,790
1,000	Series A, Rev., 5.000%, 08/15/17	1,206
1,000	Series A, Rev., 5.000%, 08/15/18	1,215

		4,211

	Prerefunded — 0.1%
2,290	Intermountain Power Agency, Utah Power Supply, Series A, Rev., NATL-RE-IBC, 6.150%, 07/01/14 (p)	2,424

	Water & Sewer — 0.2%
9,400	Metropolitan Water District of Salt Lake & Sandy, Series A, Rev., 5.000%, 07/01/28	10,284

	Total Utah	18,149

	Virginia — 1.6%
	Education — 0.2%
	Virginia College Building Authority, Public Higher Education Financing Program,
5	Series A, Rev., 5.000%, 09/01/14	5
1,000	Series A, Rev., 5.000%, 09/01/15	1,171
500	Series A, Rev., 5.000%, 09/01/16	597
4,985	Virginia College Building Authority, Washington & Lee University Project, Rev., NATL-RE, 5.250%, 01/01/26	5,868

		7,641

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — 0.5%
	Chesterfield County EDA, Public Improvement,
3,575	Series A, GO, 5.000%, 01/01/17	4,295
3,575	Series A, GO, 5.000%, 01/01/18	4,345
1,000	City of Lynchburg, Public Improvement, GO, 5.000%, 12/01/22	1,192
10,000	Commonwealth of Virginia, Series D, GO, 5.000%, 06/01/20	12,144
1,000	Fairfax County, Public Improvement, Series B, GO, 5.000%, 10/01/12	1,052
2,425	Loudoun County, Public Improvements, Series B, GO, 5.000%, 12/01/15	2,871

		25,899

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
2,000	Chesterfield County EDA, Virginia Electric & Power, Series A, Rev., 5.000%, 05/01/23	2,200

	Other Revenue — 0.2%
3,500	Fairfax County Water Authority, Subseries B, Rev., 5.250%, 04/01/25	4,375
5,265	Virginia Public School Authority, Series B, Rev., 5.000%, 08/01/13	5,738

		10,113

	Prerefunded — 0.1%
4,300	Loudoun County, Public Improvements, Series A, GO, 5.000%, 11/01/12 (p)	4,537

	Transportation — 0.3%
	Virginia Commonwealth Transportation Board, Oak Grove Connector,
1,465	Series A, Rev., 5.000%, 05/15/17	1,713
1,495	Series A, Rev., 5.000%, 05/15/18	1,723
1,835	Series A, Rev., 5.000%, 05/15/19	2,090
1,520	Series A, Rev., 5.000%, 05/15/20	1,731
2,015	Series A, Rev., 5.000%, 05/15/21	2,280
	Virginia Commonwealth Transportation Board, Transportation District Program,
1,305	Series B, Rev., 5.000%, 05/15/18	1,504
1,260	Series B, Rev., 5.000%, 05/15/19	1,435

		12,476

	Water & Sewer — 0.3%
3,080	Fairfax County, Rev., 5.000%, 07/15/22	3,665
7,390	Virginia Resources Authority, Clean Water, Rev., 5.500%, 10/01/22	9,508

		13,173

	Total Virginia	76,039

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN TAX FREE FUNDS	41

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Washington — 1.7%
	General Obligation — 1.2%
1,315	City of Seattle, GO, 5.000%, 12/01/13	1,453
7,050	King County, Sewer, GO, NATL-RE, FGIC, 5.000%, 01/01/27	7,395
3,500	Snohomish County School District No. 25, Marysville, GO, AGM, 5.000%, 12/01/21	3,881
	State of Washington,
7,010	GO, 5.000%, 01/01/22	8,383
4,500	Series B & AT-7, GO, 6.400%, 06/01/17	5,409
4,100	Series D, GO, AGM, 5.000%, 01/01/26	4,395
	State of Washington, Various Purpose,
10,000	Series 2010C, GO, 5.000%, 08/01/34	10,624
5,015	Series C, GO, 5.000%, 02/01/30	5,558
7,260	Series R-2011B, GO, 5.000%, 07/01/23	8,480

		55,578

	Hospital — 0.1%
3,450	Washington Health Care Facilities Authority, Multicare Health System, Series A, Rev., AGM, 5.250%, 08/15/24	3,725

	Other Revenue — 0.4%
21,835	Chelan County Public Utility District No. 1, Capital Appreciation, Series A, Rev., NATL-RE, Zero Coupon, 06/01/22	14,101
5,000	City of Seattle, Municipal Light & Power Revenue Refunding & Improvement, Series B, Rev., 5.000%, 02/01/24	5,705

		19,806

	Prerefunded — 0.0% (g)
490	Cowlitz County Public Utility District No. 1, Electric Distribution System, Rev., AMBAC, 5.000%, 09/01/11 (p)	490

	Water & Sewer — 0.0% (g)
1,300	King County, Sewer, Rev., AGM, 5.000%, 01/01/25	1,421

	Total Washington	81,020

	West Virginia — 1.2%
	Certificate of Participation/Lease — 0.1%
1,120	City of Charleston, Urban Renewal Authority, Diamond Project, Series A, Rev., COP, AGM, 5.750%, 12/15/18	1,134
1,000	West Virginia EDA, Capitol Parking Garage Project, Rev., COP, AMBAC, 5.625%, 06/01/16	1,004

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Certificate of Participation/Lease — Continued
1,990	West Virginia State Building Commission, Regional Jail, Series A, Rev., COP, AMBAC, 5.250%, 07/01/12	2,040

		4,178

	Education — 0.1%
1,050	West Virginia Higher Education Policy Commission, University Facilities, Series B, Rev., NATL-RE, FGIC, 5.000%, 04/01/21	1,139
1,000	West Virginia School Building Authority, Rev., 5.000%, 07/01/16	1,165
	West Virginia University, University Projects,
1,000	Series A, Rev., AMBAC, Zero Coupon, 04/01/16	889
1,000	Series A, Rev., AMBAC, Zero Coupon, 04/01/17	843
1,000	Series A, Rev., AMBAC, Zero Coupon, 04/01/18	801
1,000	Series B, Rev., NATL-RE, FGIC, 5.000%, 10/01/20	1,096

		5,933

	General Obligation — 0.2%
1,915	Marshall County Board of Education, Public School, GO, NATL-RE, 5.000%, 05/01/18	2,248
1,000	State of West Virginia, Capital Appreciation, Infrastructure, Series A, GO, NATL-RE, FGIC, Zero Coupon, 11/01/13	983
	State of West Virginia, Infrastructure,
2,000	GO, NATL-RE, FGIC, 5.000%, 11/01/14	2,281
725	Series B, GO, AMT, NATL-RE, FGIC, 5.750%, 11/01/12	744
1,000	State of West Virginia, State Roads, GO, NATL-RE, FGIC, 5.000%, 06/01/21	1,128

		7,384

	Hospital — 0.0% (g)
1,480	West Virginia State Hospital Finance Authority, United Hospital Center, Inc. Project, Series A, Rev., AMBAC, 5.000%, 06/01/15	1,614

	Other Revenue — 0.1%
	West Virginia School Building Authority, Capital Improvement,
1,000	Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/16	1,157
2,000	Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/18	2,311
2,000	Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/20	2,242

		5,710

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Prerefunded — 0.4%
3,260	Kanawha, Mercer & Nicholas Counties, Single Family Mortgage, Rev., Zero Coupon, 02/01/14 (p)	2,871
12,400	Kanawha-Putnam County, City of Huntington-Charleston, Single Family Housing, Compound Interest-1984, Series A, Rev., Zero Coupon, 12/01/16 (p)	11,520
895	West Virginia State Hospital Finance Authority, Charleston Area Medical Center, Series A, Rev., 6.500%, 09/01/16 (p)	1,070
1,200	West Virginia Water Development Authority, Series A, Rev., AMBAC, 5.500%, 10/01/13 (p)	1,340

		16,801

	Transportation — 0.1%
	West Virginia Commissioner of Highways, Surface Transportation Improvements,
500	Series A, Rev., AGM, 5.000%, 09/01/14	564
1,000	Series A, Rev., AGM, 5.000%, 09/01/15	1,162
1,000	West Virginia State Parkways Economic Development & Tourism Authority, Rev., NATL-RE, FGIC, 5.250%, 05/15/16	1,177

		2,903

	Utility — 0.0% (g)
700	West Virginia EDA, Pollution Control, Appalachian Power Co., Amos, Series C, Rev., VAR, 4.850%, 09/04/13	742

	Water & Sewer — 0.2%
1,000	City of Clarksburg, Capital Appreciation, Water Improvement, Rev., AGM-CR, RADIAN-IBCC, Zero Coupon, 09/01/11	1,000
925	City of Fairmont, Waterworks, Rev., NATL-RE, 5.500%, 07/01/12	928
1,430	City of Parkersburg, WaterWorks & Sewer System, Series A, Rev., NATL-RE, FGIC, 5.000%, 08/01/19 (f) (i)	1,517
	West Virginia Water Development Authority, Loan Program II,
1,125	Series A-II, Rev., NATL-RE, FGIC, 5.000%, 11/01/19	1,234
2,275	Series B, Rev., AMBAC, 5.000%, 11/01/12	2,389
1,000	Series B, Rev., AMBAC, 5.000%, 11/01/13	1,089
1,420	West Virginia Water Development Authority, Loan Program IV, Series A, Rev., AGM, 5.000%, 11/01/19	1,564

		9,721

	Total West Virginia	54,986

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Wisconsin — 2.0%
	General Obligation — 1.7%
	State of Wisconsin,
24,500	Series 1, GO, NATL-RE, 5.000%, 05/01/17	27,969
7,905	Series 1, GO, NATL-RE, 5.250%, 05/01/14	8,914
5,000	Series 1, GO, NATL-RE, 5.250%, 05/01/15	5,844
5,000	Series 2, GO, NATL-RE, 5.000%, 05/01/14	5,605
16,050	Series A, GO, 5.000%, 05/01/23	18,839
13,190	Series A, GO, 5.250%, 05/01/25	15,459

		82,630

	Private Placement — 0.2%
	Wisconsin Health & Educational Facilities Authority, Carthage College Project,
3,750	Rev., 5.700%, 05/01/14 (f) (i)	3,869
6,250	Rev., 5.950%, 05/01/19 (f) (i)	6,777

		10,646

	Water & Sewer — 0.1%
3,200	State of Wisconsin, Clean Water, Series 1, Rev., 5.100%, 06/01/12 (p)	3,316

	Total Wisconsin	96,592

	Total Municipal Bonds (Cost $4,291,391)	4,605,735

SHARES
Short-Term Investment — 1.3%
	Investment Company — 1.3%
61,056	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (m) (Cost $61,056)	61,056

	Total Investments — 99.0% (Cost $4,352,447)	4,666,791
	Other Assets in Excess of Liabilities — 1.0%	47,239

	NET ASSETS — 100.0%	$4,714,030

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN TAX FREE FUNDS	43

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

Municipal Bonds — 98.5%
	District of Columbia — 0.2%
	Certificate of Participation/Lease — 0.2%
1,500	District of Columbia, COP, NATL-RE, FGIC, 5.000%, 01/01/18	1,643

	Florida — 0.2%
	Water & Sewer — 0.2%
970	Sunrise Excise Tax & Special Assessment, Utilities Systems, Series A, Rev., AMBAC, 5.500%, 10/01/15 (f) (i)	1,062

	Hawaii — 0.1%
	Water & Sewer — 0.1%
800	Honolulu City & County Board of Water Supply, Series B, Rev., AMT, NATL-RE, 5.250%, 07/01/18	883

	Louisiana — 0.2%
	General Obligation — 0.2%
1,500	City of Shreveport, Series B, GO, NATL-RE, 5.250%, 03/01/17	1,754

	Massachusetts — 0.8%
	Prerefunded — 0.8%
5,000	Massachusetts Bay Transportation Authority, Assessment, Series A, Rev., 5.000%, 07/01/14 (p)	5,637

	New Jersey — 0.8%
	Other Revenue — 0.8%
	Hudson County Improvement Authority, Capital Appreciation,
1,105	Series A-1, Rev., NATL-RE, Zero Coupon, 12/15/17	858
1,435	Series A-1, Rev., NATL-RE, Zero Coupon, 12/15/18	1,049
3,500	New Jersey EDA, Motor Vehicle, Series A, Rev., NATL-RE, 5.250%, 07/01/15	3,842

	Total New Jersey	5,749

	New York — 93.5%
	Certificate of Participation/Lease — 7.5%
2,490	Erie County Industrial Development Agency, City of Buffalo Project, Rev., COP, AGM, 5.000%, 05/01/13	2,683
1,230	New York State Dormitory Authority, Series A, Rev., COP, NATL-RE, FGIC, 5.000%, 07/01/16	1,314
	New York State Dormitory Authority, City University System, CONS,
2,010	Series A, Rev., COP, AGM-CR, 5.750%, 07/01/13	2,115

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Certificate of Participation/Lease — Continued
7,375	Series A, Rev., COP, AMBAC-TCRS, 5.750%, 07/01/13	7,709
2,160	Series A, Rev., COP, NATL-RE, MBIA-IBC, Bank of New York, 6.000%, 07/01/20	2,561
1,780	Series B, Rev., COP, 6.000%, 07/01/14	1,914
1,000	New York State Dormitory Authority, Mental Health Services, Facilities Improvement, Rev., COP, 5.375%, 02/15/21	1,168
2,335	New York State Dormitory Authority, Mental Health Services, Unrefunded Balance, Series B, Rev., COP, 6.000%, 08/15/16	2,630
795	New York State Dormitory Authority, School Districts Financing Program, Series F, Rev., COP, NATL-RE, 6.500%, 10/01/20	931
1,520	New York State Dormitory Authority, Service Contract, Child Care Facilities, Series A, Rev., COP, 5.375%, 04/01/12 (p)	1,566
	New York State Dormitory Authority, State University Educational Facilities,
3,725	Series A, Rev., COP, NATL-RE, FGIC-TCRS, 5.500%, 05/15/13	3,856
5,000	Series A, Rev., COP, NATL-RE-IBC, 5.250%, 05/15/15	5,540
1,050	Series A, Rev., COP, NATL-RE-IBC, Bank of New York, 5.250%, 05/15/21	1,207
1,500	New York State Urban Development Corp., Series D, Rev., COP, 5.375%, 01/01/21	1,748
3,045	New York State Urban Development Corp., Correctional Capital Facilities, Series A, Rev., COP, AGM, 5.250%, 01/01/14	3,223
1,425	New York State Urban Development Corp., Correctional Facilities, Series A, Rev., COP, AMBAC-TCRS, 5.500%, 01/01/14	1,486
	New York State Urban Development Corp., Service Contract,
2,000	Series B, Rev., COP, 5.250%, 01/01/23	2,233
3,000	Series B, Rev., COP, 5.250%, 01/01/25	3,282
7,000	Series C, Rev., COP, 5.000%, 01/01/25	7,553
1,000	New York State Urban Development Corp., State Facilities, Rev., COP, 5.600%, 04/01/15	1,089

		55,808

	Education — 6.3%
	Amherst Industrial Development Agency, Faculty-Student Housing Corp.,
1,175	Series A, Rev., AMBAC, 5.500%, 08/01/15 (f) (i)	1,201
1,000	Series B, Rev., AMBAC, 5.500%, 08/01/15 (f) (i)	1,023

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Education — Continued
	New York City Transitional Finance Authority, Fiscal Year 2009,
2,800	Series S-3, Rev., 5.250%, 01/15/25	3,106
4,875	Series S-5, Rev., 5.000%, 01/15/20	5,591
235	New York Mortgage Agency, Higher Education, Rev., 4.000%, 11/01/14	252
115	New York State Dormitory Authority, Canisius College, Rev., NATL-RE, 4.950%, 07/01/14	116
2,500	New York State Dormitory Authority, City University System, 5th Generation, Rev., NATL-RE-IBC, 5.000%, 07/01/20	2,748
1,000	New York State Dormitory Authority, Fordham University, Rev., AMBAC, 5.000%, 07/01/15	1,110
95	New York State Dormitory Authority, Long Island University, Unrefunded Balance, Rev., RADIAN, 5.000%, 09/01/12	95
	New York State Dormitory Authority, New York University,
500	Series 1, Rev., AMBAC, 5.500%, 07/01/14	566
1,455	Series 1, Rev., AMBAC, 5.500%, 07/01/18	1,768
1,730	Series 1, Rev., AMBAC, 5.500%, 07/01/21	2,132
1,000	Series 1, Rev., AMBAC, 5.500%, 07/01/22	1,239
2,900	Series 1, Rev., AMBAC, 5.500%, 07/01/23	3,596
1,570	Series 1, Rev., AMBAC, 5.500%, 07/01/24	1,943
2,280	Series 1, Rev., AMBAC, 5.500%, 07/01/25	2,821
8,360	Series A, Rev., AMBAC, 5.750%, 07/01/13	9,144
1,000	Series A, Rev., NATL-RE, 5.750%, 07/01/15	1,181
3,500	Series A, Rev., NATL-RE, 5.750%, 07/01/16	4,231
1,000	New York State Dormitory Authority, School Districts Financing Program, Series A, Rev., AGC, 5.000%, 10/01/24	1,092
1,830	New York State Dormitory Authority, State University Dormitory Facilities, Rev., 5.000%, 07/01/18	2,115

		47,070

	General Obligation — 20.5%
2,380	Arlington Central School District, Series A, GO, 5.000%, 05/15/21	2,768
	Brockport Central School District,
1,660	GO, NATL-RE, FGIC, 5.500%, 06/15/13	1,795
1,100	GO, NATL-RE, FGIC, 5.500%, 06/15/14	1,235
1,660	GO, NATL-RE, FGIC, 5.500%, 06/15/15	1,922
685	GO, NATL-RE, FGIC, 5.750%, 06/15/17	827
	Burnt Hills-Ballston Lake Central School District,
95	GO, NATL-RE, FGIC, 5.400%, 07/15/16	95
50	GO, NATL-RE, FGIC, 5.500%, 07/15/17	50

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — Continued
60	GO, NATL-RE, FGIC, 5.500%, 07/15/18	61
1,000	Canandaigua City School District, Series A, GO, AGM, 5.375%, 04/01/15	1,037
	Clarkstown Central School District,
605	GO, AGM, 5.000%, 04/15/13	652
255	GO, AGM, 5.250%, 04/15/15	286
	Cleveland Hill Union Free School District, Unrefunded Balance,
275	GO, NATL-RE, FGIC, 5.500%, 10/15/13	276
295	GO, NATL-RE, FGIC, 5.500%, 10/15/14	296
1,650	Erie County, Public Improvement, Series A, GO, NATL-RE, FGIC, 5.000%, 09/01/12 (p)	1,729
285	Fayetteville-Manlius Central School District, GO, NATL-RE, FGIC, 5.000%, 06/15/12	296
	Genesee Country, Public Improvement,
1,350	GO, 4.000%, 04/15/14	1,467
1,000	GO, 4.000%, 04/15/15	1,114
	Goshen Central School District,
1,050	GO, NATL-RE, FGIC, 5.000%, 06/15/16	1,239
1,050	GO, NATL-RE, FGIC, 5.000%, 06/15/17	1,252
1,000	GO, NATL-RE, FGIC, 5.000%, 06/15/19	1,198
1,240	Half Hollow Hills Central School District, GO, XLCA, 5.000%, 06/15/18	1,504
1,000	Ilion Central School District, Series B, GO, NATL-RE, FGIC, 5.000%, 06/15/14	1,045
	Monroe County, Public Improvement,
1,050	GO, 6.000%, 03/01/13	1,117
1,030	GO, NATL-RE, FGIC, 5.000%, 03/01/15	1,046
100	GO, NATL-RE, FGIC, 5.000%, 03/01/16	102
335	GO, NATL-RE-IBC, 6.000%, 03/01/15	379
1,000	GO, NATL-RE-IBC, 6.000%, 03/01/18	1,171
280	Monroe Woodbury Central School District, GO, AGM, 5.000%, 04/15/14	309
	Nassau County,
4,920	Series A, GO, AGC, 5.000%, 05/01/22	5,546
1,000	Series C, GO, AGM, 5.000%, 07/01/22	1,103
2,000	Series E, GO, AGC, 4.000%, 06/01/15	2,192
2,000	Series F, GO, 5.000%, 10/01/20	2,260
4,280	Nassau County, General Improvement, Series C, GO, AGC, 5.000%, 10/01/24	4,717
1,100	New Rochelle City School District, GO, AGC, 5.000%, 12/01/15	1,288
	New York City,
3,000	Series A-1, GO, 5.250%, 08/15/23	3,383
2,250	Series B, GO, 4.000%, 08/01/14	2,472
4,000	Series B, GO, NATL-RE, FGIC-TCRS, 5.750%, 08/01/13	4,201

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN TAX FREE FUNDS	45

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	General Obligation — Continued
2,000	Series C, GO, 5.000%, 08/01/17	2,386
2,000	Series C, GO, 5.000%, 08/01/19	2,392
3,000	Series C, GO, 5.000%, 01/01/20	3,372
5,000	Series D, GO, 5.000%, 02/01/17	5,919
5,000	Series E, GO, AGM, 5.000%, 11/01/17	5,595
2,640	Series E, GO, NATL-RE-IBC, 5.750%, 08/01/12	2,771
2,500	Series G, GO, 5.000%, 12/01/19	2,763
3,000	Series G, GO, 5.000%, 08/01/20	3,401
3,000	Series H, GO, 5.000%, 08/01/16	3,338
2,000	Series H-1, GO, 5.125%, 03/01/24	2,238
1,000	Series J, Sub Series J-1, GO, AGM, 5.000%, 06/01/20	1,137
2,500	Series P, GO, NATL-RE, 5.000%, 08/01/16	2,879
3,000	Sub Series B-1, GO, 5.250%, 09/01/24	3,354
2,000	Sub Series B-1, GO, 5.250%, 09/01/25	2,220
3,535	Sub Series F-1, GO, XLCA, 5.000%, 09/01/19	4,002
1,000	Sub Series J-1, GO, 5.000%, 05/15/24	1,113
3,000	Sub Series L-1, GO, 5.000%, 04/01/22	3,372
4,000	New York City, Fiscal Year 2008, Series A-1, GO, 5.000%, 08/01/18	4,681
4,855	New York City, Unrefunded Balance, Series J, GO, NATL-RE, 5.250%, 05/15/18	5,353
440	Niagara County, Public Improvement, GO, NATL-RE, 5.750%, 07/15/14	505
	Onondaga County,
3,050	Series A, GO, 5.000%, 03/01/24	3,463
1,230	Series A, GO, 5.250%, 05/15/13	1,247
1,280	Series A, GO, 5.250%, 05/15/14	1,298
1,335	Series A, GO, 5.250%, 05/15/15	1,354
785	Series A, GO, 5.250%, 05/15/16	796
	Onondaga County, Unrefunded Balance,
580	Series A, GO, 5.000%, 05/01/12	598
1,960	Series A, GO, 5.000%, 05/01/12 (p)	2,023
870	Orange County, Various Purpose, GO, 3.000%, 07/01/14	933
1,500	Oyster Bay, Public Improvement, Series A, GO, 5.000%, 02/15/16	1,765
775	Red Creek Central School District, GO, AGM, 5.500%, 06/15/14	810
	State of New York,
5,000	Series A, GO, 5.000%, 02/15/27	5,495
6,260	Series C, GO, 5.000%, 04/15/16	7,150
4,000	Series C, GO, 5.000%, 04/15/17	4,537
	Suffolk County, Public Improvement,
1,150	Series B, GO, 4.500%, 11/01/14	1,289
1,550	Series C, GO, NATL-RE, 5.250%, 07/15/13	1,614

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — Continued
1,215	Series C, GO, NATL-RE, 5.250%, 07/15/14	1,265
1,085	Webster Central School District, Series B, GO, AGM, 4.250%, 10/01/14	1,209

		153,067

	Hospital — 2.2%
3,000	New York State Dormitory Authority, FHA Insured Mortgage Montefiore Hospital, Rev., 5.000%, 08/01/20	3,330
395	New York State Dormitory Authority, FHA Insured Mortgage Nursing Home, Series A, Rev., NATL-RE, 5.500%, 08/01/20	397
2,305	New York State Dormitory Authority, Long Island Jewish Medical Center, Series A, Rev., 5.000%, 11/01/17	2,550
	New York State Dormitory Authority, Memorial Sloan Kettering Cancer Center,
1,000	Series C, Rev., NATL-RE, 5.500%, 07/01/23	1,176
370	Series C, Rev., NATL-RE, 5.750%, 07/01/19	453
4,875	Sub Series A2, Rev., 5.000%, 07/01/26	5,255
3,000	New York State Dormitory Authority, Municipal Health Facility, Series 2, Sub Series 2, Rev., 5.000%, 01/15/21	3,352

		16,513

	Housing — 0.8%
2,000	New York City Housing Development Corp., Capital Funding Program, Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/19	2,172
	New York Mortgage Agency, Homeowner Mortgage,
910	Series 143, Rev., AMT, 4.750%, 10/01/22	923
2,485	Series 156, Rev., 5.000%, 04/01/25	2,601

		5,696

	Industrial Development Revenue/Pollution Control Revenue — 3.3%
4,290	New York City Industrial Development Agency, Stock Exchange Project, Series A, Rev., 5.000%, 05/01/23	4,681
	New York City Transitional Finance Authority, Future Tax,
2,000	Sub Series I-2, Rev., 4.000%, 11/01/17	2,290
1,000	Sub Series I-2, Rev., 5.000%, 11/01/17	1,207
1,400	Sub Series I-2, Rev., 5.000%, 11/01/26	1,557
	New York State Environmental Facilities Corp., PCR, State Water Revolving Fund, Unrefunded Balance,
355	Series B, Rev., 5.200%, 05/15/14	372

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Industrial Development Revenue/Pollution Control Revenue — Continued
700	Series NYC-02, Rev., 5.750%, 06/15/12	730
5,315	New York State Environmental Facilities Corp., State Water Revolving Fund, Series E, Rev., NATL-RE, 6.000%, 06/15/12	5,541
	New York State Urban Development Corp., State Personal Income Tax,
1,000	Series C, Rev., 4.000%, 12/15/14	1,114
1,000	Series C, Rev., 4.000%, 12/15/15	1,139
2,400	Series C, Rev., 4.000%, 12/15/16	2,770
1,100	Series C, Rev., 5.000%, 12/15/15	1,291
1,350	Series C, Rev., 5.000%, 12/15/16	1,615

		24,307

	Other Revenue — 8.6%
1,500	Albany County Airport Authority, Series A, Rev., AGM, 3.000%, 12/15/14 (m)	1,578
	New York City Industrial Development Agency, Civic Facility Revenue, USTA National Tennis Center, Inc. Project,
1,640	Series A, Rev., AGM, 5.000%, 11/15/17	1,752
750	Series A, Rev., AGM, 5.000%, 11/15/19	799
2,600	New York City Municipal Water Finance Authority, Water & Sewer System, 2nd Generation Resolution, Series HH, Rev., 5.000%, 06/15/26	2,916
	New York City Transitional Finance Authority, Future Tax Secured,
2,500	Series B, Rev., 5.000%, 02/01/27	2,773
2,000	Series D, Rev., 5.000%, 11/01/15	2,347
2,000	Series D, Rev., 5.000%, 11/01/16	2,392
1,695	New York City, Armenian Museum of Natural History, Series A, Rev., 5.000%, 04/01/18	2,033
5,000	New York State Dormitory Authority, Court Facilities Lease, New York City Issue, Rev., AMBAC, 5.500%, 05/15/26	5,821
3,000	New York State Dormitory Authority, Education, Series B, Rev., AMBAC, 5.500%, 03/15/25	3,720
	New York State Dormitory Authority, Mount Sinai Hospital,
2,225	Series A, Rev., 5.000%, 07/01/17	2,529
2,000	Series A, Rev., 5.000%, 07/01/26	2,076
2,550	New York State Environmental Facilities Corp., PCR, State Water Revolving Fund, Series C, Rev., 5.000%, 10/15/27	2,836
4,500	New York State Local Government Assistance Corp., Series A-5/6, Rev., 5.000%, 04/01/18	5,454

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — Continued
1,125	New York State Thruway Authority, Local Highway & Bridge Trust Fund, Rev., 5.000%, 04/01/14	1,247
	New York State Urban Development Corp., Personal Income Tax, State Facilities,
3,000	Series A-2, Rev., NATL-RE, 5.500%, 03/15/23	3,731
5,000	Series A-2, Rev., NATL-RE, 5.500%, 03/15/25	6,199
	Suffolk County Water Authority,
1,365	Series A, Rev., 5.000%, 06/01/14	1,512
1,395	Series A, Rev., 5.000%, 06/01/15	1,589
1,155	Syracuse Industrial Development Agency, Syracuse City School District, Series A, Rev., AGM, 5.000%, 05/01/21	1,305
5,000	Tobacco Settlement Financing Authority, Asset Backed, Series A-1, Rev., AMBAC, 5.250%, 06/01/20	5,320
1,340	TSASC, Inc., Series 1, Rev., 4.750%, 06/01/22	1,273
	United Nations Development Corp.,
2,000	Series A, Rev., 5.000%, 07/01/22	2,264
1,000	Series A, Rev., 5.000%, 07/01/23	1,113

		64,579

	Prerefunded — 3.5%
	Long Island Power Authority, Electric Systems,
5,250	Series A, Rev., AGM, 5.500%, 12/01/12 (p)	5,590
1,875	Series A, Rev., AGM, 5.500%, 12/01/13 (p)	2,089
10,860	Metropolitan Transportation Authority, Dedicated Tax Fund, Series A, Rev., FGIC, 4.750%, 10/01/15 (p)	12,702
145	New York City, Series J, GO, NATL-RE, 5.250%, 05/15/14 (p)	164
5	New York State Dormitory Authority, Mental Health Services, Series B, Rev., 6.000%, 08/15/16 (p)	6
1,000	New York State Environmental Facilities Corp., PCR, State Water Revolving Fund, Series A, Rev., 5.750%, 06/15/12 (p)	1,044
2,000	New York State Urban Development Corp., Personal Income Tax, State Facilities, Series A, Rev., 5.375%, 03/15/12 (p)	2,056
	Onondaga County,
510	Series A, GO, 5.000%, 05/01/12 (p)	526
	Triborough Bridge & Tunnel Authority, General Purpose,
100	Series A, Rev., 4.750%, 01/01/16 (p)	117
1,850	Series X, Rev., 6.625%, 01/01/12 (p)	1,890

		26,184

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN TAX FREE FUNDS	47

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Special Tax — 14.1%
	Nassau County Interim Finance Authority, Sales Tax Secured,
1,000	Series A, Rev., 5.000%, 11/15/20	1,181
1,000	Series A, Rev., 5.000%, 11/15/21	1,165
3,000	New York City Transitional Finance Authority, Fiscal Year 2007, Series S-1, Rev., AGM-CR, FGIC, 5.000%, 07/15/23	3,243
	New York City Transitional Finance Authority, Fiscal Year 2009,
1,500	Series S-3, Rev., 5.000%, 01/15/24	1,650
1,500	Series S-4, Rev., 5.125%, 01/15/24	1,663
	New York City Transitional Finance Authority, Future Tax Secured,
1,545	Series A, Rev., 5.000%, 05/01/26	1,701
1,170	Series A, Rev., 5.250%, 11/01/19	1,418
4,700	Series A, Rev., VAR, 5.500%, 11/01/26	4,739
1,000	Series B, Rev., 5.000%, 11/01/18	1,186
3,000	Series B, Rev., 5.000%, 11/01/20	3,458
3,250	Series D, Rev., 5.000%, 11/01/25	3,645
5,000	Sub Series C-1, Rev., 5.000%, 11/01/19	5,914
50	New York City Transitional Finance Authority, Future Tax Secured, Unrefunded Balance, Series B, Rev., 5.500%, 02/01/13	51
2,000	New York City Transitional Finance Authority, Recovery, Sub Series 3B-1, Rev., 5.000%, 11/01/16	2,392
	New York Local Government Assistance Corp.,
5,000	Series C, Rev., 5.000%, 04/01/14	5,585
1,925	Series E, Rev., AGM-CR, 6.000%, 04/01/14	2,080
	New York Local Government Assistance Corp., Senior Lien,
3,000	Series A, Rev., 5.000%, 04/01/18	3,552
2,500	Series A, Rev., 5.000%, 04/01/20	2,932
	New York State Dormitory Authority,
4,000	Series A, Rev., 5.250%, 02/15/23	4,651
3,455	Series B, Rev., 5.250%, 02/15/21	4,108
	New York State Dormitory Authority, Education,
2,000	Series B, Rev., 5.000%, 03/15/20	2,375
3,100	Series C, Rev., 5.000%, 03/15/24	3,461
5,000	New York State Dormitory Authority, Personal Income Tax, Series A, Rev., 5.000%, 03/15/22	5,783
	New York State Environmental Facilities Corp.,
1,725	Series A, Rev., 5.000%, 12/15/17	2,046
1,000	Series A, Rev., 5.000%, 12/15/22	1,149
1,000	Series A, Rev., 5.250%, 12/15/17	1,221
2,000	Series A, Rev., 5.250%, 12/15/18	2,447

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Special Tax — Continued
	New York State Housing Finance Agency, Economic Development & Housing,
560	Series A, Rev., 3.000%, 03/15/14	595
1,295	Series A, Rev., 5.000%, 03/15/25	1,453
2,890	Series A, Rev., 5.000%, 03/15/26	3,207
2,705	Series A, Rev., 5.000%, 03/15/27	2,976
	New York State Thruway Authority,
1,325	Series A, Rev., 5.000%, 03/15/19	1,527
2,455	Series A, Rev., 5.000%, 03/15/22	2,789
3,700	Series A, Rev., 5.250%, 03/15/19	4,496
	New York State Urban Development Corp., Personal Income Tax, State Facilities,
5,045	Series A-1, Rev., 5.000%, 12/15/21	5,812
5,000	Series A-1, Rev., 5.000%, 12/15/24	5,621
1,500	Series A-2, Rev., NATL-RE, 5.500%, 03/15/19	1,849

		105,121

	Transportation — 19.5%
	Metropolitan Transportation Authority, Dedicated Tax Fund,
2,000	Series 2008C, Rev., 6.250%, 11/15/23	2,360
1,000	Series A, Rev., 5.100%, 11/15/23	1,118
1,000	Series A, Rev., 5.125%, 11/15/24	1,110
1,000	Series A, Rev., NATL-RE, FGIC, 5.250%, 11/15/17	1,216
1,000	Series B, Rev., 5.250%, 11/15/22	1,158
2,000	Series B, Rev., 5.250%, 11/15/24	2,258
	Metropolitan Transportation Authority, Service Contract,
16,920	Series A, Rev., 5.750%, 07/01/16	20,108
4,750	Series A, Rev., AGM-CR, 5.750%, 01/01/18	5,782
1,000	Metropolitan Transportation Authority, Transportation Facilities, Series F, Rev., 5.000%, 11/15/15	1,146
	New York State Thruway Authority,
1,800	Series A, Rev., 5.000%, 04/01/16	2,104
5,000	Series A, Rev., 5.000%, 03/15/17	5,949
1,550	Series A, Rev., 5.000%, 03/15/20	1,841
6,000	Series A, Rev., 5.000%, 04/01/26	6,662
3,000	Series A-1, Rev., 5.000%, 04/01/26	3,298
8,695	Series B, Rev., 5.000%, 04/01/22	9,855
	New York State Thruway Authority, Local Highway & Bridge Trust Fund,
2,000	Rev., 5.000%, 04/01/17	2,350
2,000	Rev., 5.000%, 04/01/19	2,358

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Transportation — Continued
	New York State Thruway Authority, Secondary General Highway & Bridge Trust Fund,
2,500	Series A, Rev., 5.000%, 04/01/20	2,833
1,500	Series A, Rev., 5.000%, 04/01/22	1,687
2,500	Series A, Rev., AMBAC, 5.000%, 04/01/21	2,782
1,000	Series A, Rev., NATL-RE, 5.000%, 04/01/20	1,097
2,500	Series B, Rev., 5.000%, 04/01/22	2,799
5,000	Series B, Rev., 5.000%, 04/01/24	5,501
5,000	Series B, Rev., AGM, 5.000%, 04/01/15	5,755
2,875	Series B, Rev., NATL-RE, FGIC, 5.000%, 04/01/16	3,345
5,000	Series B, Rev., NATL-RE, FGIC, 5.000%, 04/01/17	5,735
2,000	Series H, Rev., NATL-RE, 5.000%, 01/01/20	2,260
3,000	Series H, Rev., NATL-RE, 5.000%, 01/01/21	3,353
1,375	Niagara Falls Bridge Commission, Tolls, Series B, Rev., NATL-RE, FGIC, 5.250%, 10/01/15	1,443
	Port Authority of New York & New Jersey, CONS,
3,000	147th Series, Rev., NATL-RE, FGIC, 5.000%, 10/15/21	3,212
1,500	149th Series, Rev., 5.000%, 11/15/18	1,771
4,000	151st Series, Rev., 5.250%, 09/15/23	4,256
5,000	152nd Series, Rev., 5.000%, 11/01/22	5,303
	Triborough Bridge & Tunnel Authority, General Purpose,
6,305	Series A, Rev., 5.000%, 11/15/21	7,113
1,500	Series A-2, Rev., 5.000%, 11/15/23	1,683
2,650	Series C, Rev., 5.000%, 11/15/21	3,039
3,800	Series C, Rev., 5.000%, 11/15/23	4,264
5,000	Series D, Rev., 5.000%, 11/15/23	5,536

		145,440

	Utility — 2.3%
	Long Island Power Authority, Electric Systems,
2,500	Series A, Rev., NATL-RE, FGIC, 5.000%, 12/01/19	2,814
2,000	Series B, Rev., 5.625%, 04/01/24	2,257
1,000	Series D, Rev., NATL-RE, 5.000%, 09/01/17	1,155
3,300	Series E, Rev., BHAC-CR, FGIC, 5.000%, 12/01/21	3,698
1,000	Series E, Rev., NATL-RE, FGIC, 5.000%, 12/01/18	1,145
5,000	Long Island Power Authority, Electric Systems, Capital Appreciation, Series A, Rev., AGM, Zero Coupon, 06/01/21	3,624

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Utility — Continued
2,500	New York Power Authority (The), Series C, Rev., NATL-RE, 5.000%, 11/15/20	2,856

		17,549

	Water & Sewer — 4.9%
	Nassau County Sewer & Storm Water Finance Authority,
870	Series B, Rev., NATL-RE, 5.000%, 10/01/19	937
700	Series B, Rev., NATL-RE, 5.000%, 10/01/20	747
1,000	New York City Municipal Water Finance Authority, 2nd Generation, Fiscal Year 2010, Series BB, Rev., 5.000%, 06/15/14	1,124
	New York City Municipal Water Finance Authority, Water & Sewer System,
3,000	Series AA, Rev., 5.000%, 06/15/22	3,401
1,500	Series B, Rev., 5.000%, 06/15/18	1,672
7,355	Series B, Rev., 5.000%, 06/15/19	8,165
1,000	New York City Municipal Water Finance Authority, Water & Sewer System, 2nd Generation, Series FF, Rev., 5.000%, 06/15/25	1,122
5,330	New York City Municipal Water Finance Authority, Water & Sewer System, 2nd Generation Resolution, Series BB, Rev., 5.000%, 06/15/19	6,027
1,450	New York State Environmental Facilities Corp., Series A, Rev., 5.000%, 06/15/14	1,628
1,015	New York State Environmental Facilities Corp., Municipal Water Revolving Fund, Series E, Rev., 5.000%, 06/15/14	1,144
2,000	New York State Environmental Facilities Corp., State Clean Water & Drinking, New York City Municipal Project, Revolving Funds, Series E, Rev., 5.375%, 06/15/15	2,076
4,175	New York State Environmental Facilities Corp., State Clean Water & Drinking, Revolving Funds, Pooled Financing, Series B, Rev., 5.500%, 10/15/25	5,279
3,125	New York State Environmental Facilities Corp., State Clean Water & Drinking, Revolving Funds, Second Resolution, Series I, Rev., 5.000%, 06/15/14	3,390

		36,712

	Total New York	698,046

	Ohio — 0.1%
	Housing — 0.1%
965	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities, Series A, Rev., AMT, GNMA COLL, 4.300%, 09/01/16	1,002

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN TAX FREE FUNDS	49

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Puerto Rico — 0.9%
	General Obligation — 0.2%
	Commonwealth of Puerto Rico, Public Improvement,
1,120	GO, AGM-CR, 5.500%, 07/01/12	1,162
210	Series A, GO, 5.500%, 07/01/18	234

		1,396

	Other Revenue — 0.2%
1,470	Puerto Rico Public Buildings Authority, Government Facilities, Commonwealth Guaranteed, Unrefunded Balance, Series C, Rev., 5.500%, 07/01/12	1,520

	Transportation — 0.5%
	Puerto Rico Highway & Transportation Authority,
2,000	Series AA, Rev., NATL-RE, 5.500%, 07/01/18	2,244
1,105	Series Z, Rev., AGM, 6.250%, 07/01/16	1,284

		3,528

	Utility — 0.0% (g)
475	Puerto Rico Electric Power Authority, Series KK, Rev., AGM, 5.250%, 07/01/13	509

	Total Puerto Rico	6,953

	Texas — 0.6%
	General Obligation — 0.6%
1,750	Grand Prairie Independent School District, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 02/15/17	1,586
3,000	Lewisville Independent School District, Capital Appreciation, School Building, GO, PSF-GTD, Zero Coupon, 08/15/15	2,863

	Total Texas	4,449

	Virgin Islands — 0.5%
	Other Revenue — 0.5%
4,000	Virgin Islands Public Finance Authority, Gross Receipts, Tax Loan Notes, Series A, Rev., 6.375%, 10/01/19	4,008

	Wisconsin — 0.6%
	General Obligation — 0.4%
2,500	State of Wisconsin, Series 1, GO, NATL-RE, 5.000%, 05/01/16	2,862

	Hospital — 0.2%
1,250	State of Wisconsin, Health & Education, Rev., 4.780%, 05/01/29 (f) (i)	1,273

	Total Wisconsin	4,135

	Total Municipal Bonds (Cost $680,482)	735,321

SHARES	SECURITY DESCRIPTION	VALUE($)

Short-Term Investment — 0.3%
	Investment Company — 0.3%
2,297	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (Cost $2,297)	2,297

	Total Investments — 98.8% (Cost $682,779)	737,618
	Other Assets in Excess of Liabilities — 1.2%	8,812

	NET ASSETS — 100.0%	$746,430

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2011

J.P. Morgan Tax Free Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011

ACA	— Insured by American Capital Access
AGC	— Insured by Assured Guaranty Corp.
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.*
AMT	— Alternative Minimum Tax
BHAC	— Insured by Berkshire Hathaway Assurance Corp.
CIFG	— Insured by CDC IXIS Financial Guaranty
COLL	— Collateral
CONS	— Consolidated Bonds
COP	— Certificate of Participation
CR	— Custodial Receipts
EDA	— Economic Development Authority
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GAN	— Grant Anticipation Note
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
IBC	— Insured Bond Certificates
IBCC	— Insured Bond Custodial Certificate
ICC	— Insured Custody Certificates
IDA	— Industrial Development Authority
MBIA	— Insured by Municipal Bond Insurance Corp.
MTGS	— Mortgages
NATL	— Insured by National Public Finance Guarantee Corp.
PCR	— Pollution Control Revenue
PRIV	— Private
PSF	— Permanent School Fund
Q-SBLF	— Qualified School Bond Loan Fund
RADIAN	— Insured by Radian Asset Assurance
RE	— Reinsured
Rev.	— Revenue Bond

SCSDE	— South Carolina School District Enhancement
TAN	— Tax Anticipation Note
TCRS	— Transferable Custodial Receipts
VA	— Veterans Administration
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of August 31, 2011.
XLCA	— Insured by XL Capital Assurance

(b)	— Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(f)

—  Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The following approximates the value and percentage of these investments based on total investments (amounts in thousands):

	Fund	Value	Percentage
	California Tax Free Bond Fund	$4,967	1.6%
	Intermediate Tax Free Bond Fund	17,499	0.4
	New York Tax Free Bond Fund	4,559	0.6

(g)	— Amount rounds to less than 0.1%.
(i)	— Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	— The rate shown is the current yield as of August 31, 2011.
(m)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities and delayed delivery securities.

(p)	— Security is prerefunded or escrowed to maturity.
(t)	— The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	— When-issued security.
*	— Filed for bankruptcy on November 8, 2010.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN TAX FREE FUNDS	51

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2011 (Unaudited)

(Amounts in thousands, except per share amounts)

	California Tax Free Bond Fund		Intermediate Tax Free Bond Fund	New York Tax Free Bond Fund
ASSETS:
Investments in non-affiliates, at value	$295,344		$4,605,735	$735,321
Investments in affiliates, at value	5,080		61,056	2,297

Total investment securities, at value	300,424		4,666,791	737,618
Receivables:
Investment securities sold	—		8,048	—
Fund shares sold	1,251		7,027	1,565
Interest from non-affiliates	3,146		51,834	9,297
Dividends from affiliates	—	(a)	2	—	(a)

Total Assets	304,821		4,733,702	748,480

LIABILITIES:
Payables:
Dividends	211		8,987	589
Investment securities purchased	1,120		1,156	—
Fund shares redeemed	481		6,842	832
Accrued liabilities:
Investment advisory fees	63		1,191	192
Administration fees	17		382	61
Shareholder servicing fees	23		636	115
Distribution fees	42		139	139
Custodian and accounting fees	21		159	41
Trustees’ and Chief Compliance Officer’s fees	—	(a)	11	5
Other	51		169	76

Total Liabilities	2,029		19,672	2,050

Net Assets	$302,792		$4,714,030	$746,430

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2011

	California Tax Free Bond Fund	Intermediate Tax Free Bond Fund	New York Tax Free Bond Fund
NET ASSETS:
Paid in capital	$288,715	$4,398,786	$692,863
Accumulated undistributed (distributions in excess of) net investment income	5	331	(41)
Accumulated net realized gains (losses)	(745)	569	(1,231)
Net unrealized appreciation (depreciation)	14,817	314,344	54,839

Total Net Assets	$302,792	$4,714,030	$746,430

Net Assets:
Class A	$63,397	$291,892	$238,481
Class B	—	2,810	1,878
Class C	53,028	117,168	138,215
Institutional Class	34,276	869,898	43,965
Select Class	152,091	3,432,262	323,891

Total	$302,792	$4,714,030	$746,430

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	5,829	25,859	32,268
Class B	—	253	253
Class C	4,910	10,597	18,708
Institutional Class	3,208	78,212	5,925
Select Class	13,990	308,280	43,653

Net Asset Value:
Class A — Redemption price per share	$10.88	$11.29	$7.39
Class B — Offering price per share (b)	—	11.11	7.42
Class C — Offering price per share (b)	10.80	11.06	7.39
Institutional Class — Offering and redemption price per share	10.69	11.12	7.42
Select Class — Offering and redemption price per share	10.87	11.13	7.42
Class A maximum sales charge	3.75%	3.75%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$11.30	$11.73	$7.68

Cost of investments in non-affiliates	$280,527	$4,291,391	$680,482
Cost of investments in affiliates	5,080	61,056	2,297

(a)	Amount rounds to less than $1,000.
(b)	Redemption price for Class B and Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN TAX FREE FUNDS	53

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited)

(Amounts in thousands)

	California Tax Free Bond Fund	Intermediate Tax Free Bond Fund		New York Tax Free Bond Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$5,525	$91,244		$15,166
Dividend income from affiliates	2	42		1

Total investment income	5,527	91,286		15,167

EXPENSES:
Investment advisory fees	439	7,600		1,157
Administration fees	129	2,233		340
Distribution fees:
Class A	79	380		299
Class B	—	14		8
Class C	192	458		514
Shareholder servicing fees:
Class A	79	380		299
Class B	—	5		3
Class C	64	153		171
Institutional Class	17	444		21
Select Class	180	4,685		439
Custodian and accounting fees	38	220		57
Interest expense to affiliates	—	—		1
Professional fees	27	43		30
Trustees’ and Chief Compliance Officer’s fees	1	25		4
Printing and mailing costs	7	63		21
Registration and filing fees	6	65		8
Transfer agent fees	40	241		96
Other	6	40		7

Total expenses	1,304	17,049		3,475

Less amounts waived	(360)	(1,905)		(246)
Less earnings credits	— (a)	—	(a)	—	(a)

Net expenses	944	15,144		3,229

Net investment income (loss)	4,583	76,142		11,938

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	(269)	5,891		1,306

Change in net unrealized appreciation (depreciation) of investments in non-affiliates	12,433	147,690		25,972

Net realized/unrealized gains (losses)	12,164	153,581		27,278

Change in net assets resulting from operations	$16,747	$229,723		$39,216

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2011

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	California Tax Free Bond Fund		Intermediate Tax Free Bond Fund
	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$4,583	$9,143	$76,142	$159,033
Net realized gain (loss)	(269)	75	5,891	(5,751)
Change in net unrealized appreciation (depreciation)	12,433	(5,879)	147,690	(82,845)

Change in net assets resulting from operations	16,747	3,339	229,723	70,437

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(1,000)	(2,187)	(4,312)	(9,948)
From net realized gains	—	—	—	(52)
Class B
From net investment income	—	—	(42)	(177)
From net realized gains	—	—	—	(1)
Class C
From net investment income	(690)	(1,383)	(1,379)	(3,648)
From net realized gains	—	—	—	(25)
Institutional Class
From net investment income	(570)	(1,278)	(13,956)	(27,374)
From net realized gains	—	—	—	(134)
Select Class
From net investment income	(2,326)	(4,283)	(56,691)	(117,439)
From net realized gains	—	—	—	(596)

Total distributions to shareholders	(4,586)	(9,131)	(76,380)	(159,394)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	6,899	(877)	(699,918)	181,844

NET ASSETS:
Change in net assets	19,060	(6,669)	(546,575)	92,887
Beginning of period	283,732	290,401	5,260,605	5,167,718

End of period	$302,792	$283,732	$4,714,030	$5,260,605

Accumulated undistributed (distributions in excess of) net investment income	$5	$8	$331	$569

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN TAX FREE FUNDS	55

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	New York Tax Free Bond Fund
	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$11,938	$28,784
Net realized gain (loss)	1,306	(1,616)
Change in net unrealized appreciation (depreciation)	25,972	(18,557)

Change in net assets resulting from operations	39,216	8,611

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(3,875)	(9,082)
Class B
From net investment income	(27)	(103)
Class C
From net investment income	(1,715)	(4,562)
Institutional Class
From net investment income	(726)	(1,582)
Select Class
From net investment income	(5,622)	(13,452)

Total distributions to shareholders	(11,965)	(28,781)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	(70,023)	(149,724)

NET ASSETS:
Change in net assets	(42,772)	(169,894)
Beginning of period	789,202	959,096

End of period	$746,430	$789,202

Accumulated undistributed (distributions in excess of) net investment income	$(41)	$(14)

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2011

	California Tax Free Bond Fund		Intermediate Tax Free Bond Fund
	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$11,748	$27,917	$48,100	$109,121
Dividends and distributions reinvested	828	1,670	3,436	7,913
Cost of shares redeemed	(15,688)	(34,378)	(77,755)	(182,875)

Change in net assets from Class A capital transactions	$(3,112)	$(4,791)	$(26,219)	$(65,841)

Class B
Proceeds from shares issued	$—	$—	$65	$102
Dividends and distributions reinvested	—	—	31	123
Cost of shares redeemed	—	—	(2,220)	(6,845)

Change in net assets from Class B capital transactions	$—	$—	$(2,124)	$(6,620)

Class C
Proceeds from shares issued	$6,345	$25,205	$10,725	$57,051
Dividends and distributions reinvested	539	1,074	1,074	2,895
Cost of shares redeemed	(7,228)	(20,928)	(30,915)	(86,375)

Change in net assets from Class C capital transactions	$(344)	$5,351	$(19,116)	$(26,429)

Institutional Class
Proceeds from shares issued	$7,562	$10,187	$73,636	$248,384
Dividends and distributions reinvested	135	237	3,290	4,351
Cost of shares redeemed	(10,929)	(21,490)	(138,906)	(243,846)

Change in net assets from Institutional Class capital transactions	$(3,232)	$(11,066)	$(61,980)	$8,889

Select Class
Proceeds from shares issued	$45,368	$73,133	$502,901	$1,531,933
Dividends and distributions reinvested	434	456	4,294	6,670
Cost of shares redeemed	(32,215)	(63,960)	(1,097,674)	(1,266,758)

Change in net assets from Select Class capital transactions	$13,587	$9,629	$(590,479)	$271,845

Total change in net assets from capital transactions	$6,899	$(877)	$(699,918)	$181,844

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN TAX FREE FUNDS	57

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	California Tax Free Bond Fund		Intermediate Tax Free Bond Fund
	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011
SHARE TRANSACTIONS:
Class A
Issued	1,098	2,617	4,334	9,808
Reinvested	78	157	310	714
Redeemed	(1,473)	(3,264)	(7,001)	(16,550)

Change in Class A Shares	(297)	(490)	(2,357)	(6,028)

Class B
Issued	—	—	6	9
Reinvested	—	—	3	11
Redeemed	—	—	(204)	(626)

Change in Class B Shares	—	—	(195)	(606)

Class C
Issued	597	2,378	982	5,221
Reinvested	51	102	99	266
Redeemed	(687)	(2,003)	(2,854)	(8,003)

Change in Class C Shares	(39)	477	(1,773)	(2,516)

Institutional Class
Issued	720	974	6,737	22,668
Reinvested	13	23	301	399
Redeemed	(1,048)	(2,075)	(12,721)	(22,381)

Change in and Institutional Class Shares	(315)	(1,078)	(5,683)	686

Select Class
Issued	4,253	6,889	46,001	139,972
Reinvested	40	43	390	610
Redeemed	(3,007)	(6,093)	(100,141)	(116,245)

Change in Select Class Shares	1,286	839	(53,750)	24,337

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2011

	New York Tax Free Bond Fund
	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$27,179	$88,859
Dividends and distributions reinvested	2,878	6,346
Cost of shares redeemed	(43,871)	(124,550)

Change in net assets from Class A capital transactions	$(13,814)	$(29,345)

Class B
Proceeds from shares issued	$41	$44
Dividends and distributions reinvested	21	78
Cost of shares redeemed	(914)	(3,622)

Change in net assets from Class B capital transactions	$(852)	$(3,500)

Class C
Proceeds from shares issued	$19,799	$70,294
Dividends and distributions reinvested	1,311	3,414
Cost of shares redeemed	(28,860)	(105,544)

Change in net assets from Class C capital transactions	$(7,750)	$(31,836)

Institutional Class
Proceeds from shares issued	$10,084	$6,085
Dividends and distributions reinvested	327	714
Cost of shares redeemed	(6,782)	(24,170)

Change in net assets from Institutional Class capital transactions	$3,629	$(17,371)

Select Class
Proceeds from shares issued	$36,218	$100,123
Dividends and distributions reinvested	1,134	1,991
Cost of shares redeemed	(88,588)	(169,786)

Change in net assets from Select Class capital transactions	$(51,236)	$(67,672)

Total change in net assets from capital transactions	$(70,023)	$(149,724)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN TAX FREE FUNDS	59

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	New York Tax Free Bond Fund
	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011
SHARE TRANSACTIONS:
Class A
Issued	3,736	12,158
Reinvested	397	873
Redeemed	(6,061)	(17,255)

Change in Class A Shares	(1,928)	(4,224)

Class B
Issued	6	6
Reinvested	3	11
Redeemed	(127)	(495)

Change in Class B Shares	(118)	(478)

Class C
Issued	2,724	9,617
Reinvested	181	470
Redeemed	(3,998)	(14,629)

Change in Class C Shares	(1,093)	(4,542)

Institutional Class
Issued	1,380	838
Reinvested	45	98
Redeemed	(929)	(3,322)

Change in Institutional Class Shares	496	(2,386)

Select Class
Issued	4,983	13,730
Reinvested	155	273
Redeemed	(12,133)	(23,352)

Change in Select Class Shares	(6,995)	(9,349)

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2011

THIS PAGE IS INTENTIONALLY LEFT BLANK

AUGUST 31, 2011	J.P. MORGAN TAX FREE FUNDS	61

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
California Tax Free Bond Fund
Class A
Six Months Ended August 31, 2011 (Unaudited)	$10.43	$0.17	(e)	$0.45	$0.62	$(0.17)
Year Ended February 28, 2011	10.58	0.32	(e)	(0.15)	0.17	(0.32)
Year Ended February 28, 2010	10.24	0.34	(e)	0.34	0.68	(0.34)
Year Ended February 28, 2009	10.07	0.38	(e)	0.17	0.55	(0.38)
Year Ended February 29, 2008	10.38	0.38	(e)	(0.32)	0.06	(0.37)
Year Ended February 28, 2007	10.38	0.39		(0.02)	0.37	(0.37)

Class C
Six Months Ended August 31, 2011 (Unaudited)	10.36	0.14	(e)	0.44	0.58	(0.14)
Year Ended February 28, 2011	10.51	0.26	(e)	(0.14)	0.12	(0.27)
Year Ended February 28, 2010	10.18	0.28	(e)	0.34	0.62	(0.29)
Year Ended February 28, 2009	10.02	0.33	(e)	0.16	0.49	(0.33)
Year Ended February 29, 2008	10.34	0.33	(e)	(0.32)	0.01	(0.33)
Year Ended February 28, 2007	10.34	0.32		0.01	0.33	(0.33)

Institutional Class
Six Months Ended August 31, 2011 (Unaudited)	10.25	0.17	(e)	0.45	0.62	(0.18)
Year Ended February 28, 2011	10.41	0.32	(e)	(0.15)	0.17	(0.33)
Year Ended February 28, 2010	10.08	0.35	(e)	0.33	0.68	(0.35)
Year Ended February 28, 2009	9.92	0.39	(e)	0.16	0.55	(0.39)
Year Ended February 29, 2008	10.22	0.38	(e)	(0.29)	0.09	(0.39)
Year Ended February 28, 2007	10.23	0.39		(0.02)	0.37	(0.38)

Select Class
Six Months Ended August 31, 2011 (Unaudited)	10.43	0.17	(e)	0.44	0.61	(0.17)
Year Ended February 28, 2011	10.58	0.32	(e)	(0.15)	0.17	(0.32)
Year Ended February 28, 2010	10.24	0.35	(e)	0.33	0.68	(0.34)
Year Ended February 28, 2009	10.07	0.39	(e)	0.17	0.56	(0.39)
Year Ended February 29, 2008	10.38	0.38	(e)	(0.31)	0.07	(0.38)
Year Ended February 28, 2007	10.38	0.37		— (f)	0.37	(0.37)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(e)	Calculated based upon average shares outstanding.
(f)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2011

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$10.88	6.00%	$63,397	0.60%	3.19%	0.98%	5%
10.43	1.58	63,899	0.58	3.00	0.96	4
10.58	6.74	70,001	0.58	3.23	0.96	4
10.24	5.59	15,708	0.60	3.78	1.01	14
10.07	0.60	10,493	0.60	3.67	1.02	19
10.38	3.68	7,968	0.60	3.65	1.02	22

10.80	5.67	53,028	1.10	2.69	1.48	5
10.36	1.09	51,267	1.08	2.50	1.46	4
10.51	6.22	47,012	1.08	2.68	1.45	4
10.18	5.03	3,290	1.10	3.29	1.51	14
10.02	0.07	1,211	1.10	3.16	1.52	19
10.34	3.22	147	1.10	3.16	1.51	22

10.69	6.07	34,276	0.50	3.30	0.58	5
10.25	1.62	36,117	0.48	3.11	0.56	4
10.41	6.85	47,885	0.49	3.45	0.57	4
10.08	5.68	56,110	0.50	3.88	0.61	14
9.92	0.83	45,211	0.50	3.78	0.62	19
10.22	3.75	32,474	0.50	3.77	0.62	22

10.87	5.92	152,091	0.55	3.24	0.73	5
10.43	1.64	132,449	0.53	3.06	0.71	4
10.58	6.80	125,503	0.53	3.36	0.71	4
10.24	5.65	92,558	0.55	3.83	0.76	14
10.07	0.65	105,137	0.59	3.69	0.77	19
10.38	3.65	108,793	0.65	3.60	0.76	22

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN TAX FREE FUNDS	63

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain		Total distributions
Intermediate Tax Free Bond Fund
Class A
Six Months Ended August 31, 2011 (Unaudited)	$10.95	$0.16	(e)	$0.34	$0.50	$(0.16)	$—		$(0.16)
Year Ended February 28, 2011	11.11	0.32	(e)	(0.17)	0.15	(0.31)	—	(f)	(0.31)
Year Ended February 28, 2010	10.81	0.34	(e)	0.31	0.65	(0.34)	(0.01)		(0.35)
Year Ended February 28, 2009	10.54	0.36	(e)	0.27	0.63	(0.36)	—		(0.36)
Year Ended February 29, 2008	10.77	0.39	(e)	(0.24)	0.15	(0.38)	—		(0.38)
Year Ended February 28, 2007	10.77	0.39	(e)	— (f)	0.39	(0.39)	—	(f)	(0.39)

Class B
Six Months Ended August 31, 2011 (Unaudited)	10.77	0.12	(e)	0.35	0.47	(0.13)	—		(0.13)
Year Ended February 28, 2011	10.94	0.24	(e)	(0.17)	0.07	(0.24)	—	(f)	(0.24)
Year Ended February 28, 2010	10.64	0.26	(e)	0.31	0.57	(0.26)	(0.01)		(0.27)
Year Ended February 28, 2009	10.38	0.29	(e)	0.26	0.55	(0.29)	—		(0.29)
Year Ended February 29, 2008	10.61	0.31	(e)	(0.23)	0.08	(0.31)	—		(0.31)
Year Ended February 28, 2007	10.62	0.32	(e)	(0.01)	0.31	(0.32)	—	(f)	(0.32)

Class C
Six Months Ended August 31, 2011 (Unaudited)	10.73	0.12	(e)	0.34	0.46	(0.13)	—		(0.13)
Year Ended February 28, 2011	10.89	0.24	(e)	(0.16)	0.08	(0.24)	—	(f)	(0.24)
Year Ended February 28, 2010	10.61	0.26	(e)	0.30	0.56	(0.27)	(0.01)		(0.28)
Year Ended February 28, 2009	10.36	0.29	(e)	0.25	0.54	(0.29)	—		(0.29)
Year Ended February 29, 2008	10.59	0.31	(e)	(0.22)	0.09	(0.32)	—		(0.32)
Year Ended February 28, 2007	10.60	0.32	(e)	(0.01)	0.31	(0.32)	—	(f)	(0.32)

Institutional Class
Six Months Ended August 31, 2011 (Unaudited)	10.79	0.17	(e)	0.33	0.50	(0.17)	—		(0.17)
Year Ended February 28, 2011	10.95	0.34	(e)	(0.16)	0.18	(0.34)	—	(f)	(0.34)
Year Ended February 28, 2010	10.66	0.36	(e)	0.30	0.66	(0.36)	(0.01)		(0.37)
Year Ended February 28, 2009	10.40	0.39	(e)	0.25	0.64	(0.38)	—		(0.38)
Year Ended February 29, 2008	10.63	0.41	(e)	(0.23)	0.18	(0.41)	—		(0.41)
Year Ended February 28, 2007	10.64	0.42	(e)	(0.01)	0.41	(0.42)	—	(f)	(0.42)

Select Class
Six Months Ended August 31, 2011 (Unaudited)	10.80	0.17	(e)	0.33	0.50	(0.17)	—		(0.17)
Year Ended February 28, 2011	10.96	0.33	(e)	(0.16)	0.17	(0.33)	—	(f)	(0.33)
Year Ended February 28, 2010	10.67	0.35	(e)	0.30	0.65	(0.35)	(0.01)		(0.36)
Year Ended February 28, 2009	10.41	0.38	(e)	0.25	0.63	(0.37)	—		(0.37)
Year Ended February 29, 2008	10.64	0.40	(e)	(0.23)	0.17	(0.40)	—		(0.40)
Year Ended February 28, 2007	10.65	0.41	(e)	(0.01)	0.40	(0.41)	—	(f)	(0.41)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(e)	Calculated based upon average shares outstanding.
(f)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2011

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$11.29	4.60%	$291,892	0.75%	2.87%	0.92%	4%
10.95	1.39	308,840	0.74	2.85	0.92	12
11.11	6.05	380,458	0.74	3.05	0.92	11
10.81	6.08	169,717	0.75	3.40	0.93	15
10.54	1.42	68,249	0.75	3.62	0.93	18
10.77	3.73	54,750	0.75	3.67	0.93	19

11.11	4.34	2,810	1.41	2.20	1.42	4
10.77	0.61	4,826	1.41	2.19	1.42	12
10.94	5.42	11,525	1.41	2.37	1.42	11
10.64	5.36	6,214	1.42	2.75	1.43	15
10.38	0.74	6,091	1.43	2.94	1.43	18
10.61	2.99	7,550	1.43	3.02	1.43	19

11.06	4.27	117,168	1.41	2.20	1.42	4
10.73	0.74	132,680	1.41	2.18	1.42	12
10.89	5.33	162,154	1.41	2.37	1.42	11
10.61	5.32	39,511	1.43	2.72	1.43	15
10.36	0.81	8,199	1.43	2.93	1.43	18
10.59	3.01	3,939	1.43	3.00	1.43	19

11.12	4.71	869,898	0.49	3.12	0.52	4
10.79	1.66	904,992	0.49	3.10	0.52	12
10.95	6.31	911,417	0.49	3.33	0.53	11
10.66	6.31	860,575	0.50	3.67	0.53	15
10.40	1.69	540,011	0.50	3.87	0.53	18
10.63	3.94	472,125	0.50	3.92	0.53	19

11.13	4.66	3,432,262	0.59	3.03	0.67	4
10.80	1.55	3,909,267	0.58	3.01	0.67	12
10.96	6.20	3,702,164	0.58	3.23	0.68	11
10.67	6.20	3,202,634	0.59	3.58	0.68	15
10.41	1.61	2,429,113	0.59	3.78	0.68	18
10.64	3.84	2,374,148	0.59	3.85	0.68	19

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN TAX FREE FUNDS	65

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
New York Tax Free Bond Fund
Class A
Six Months Ended August 31, 2011 (Unaudited)	$7.13	$0.12	(e)	$0.26	$0.38	$(0.12)
Year Ended February 28, 2011	7.29	0.23	(e)	(0.16)	0.07	(0.23)
Year Ended February 28, 2010	7.06	0.23	(e)	0.23	0.46	(0.23)
Year Ended February 28, 2009	6.90	0.25	(e)	0.16	0.41	(0.25)
Year Ended February 29, 2008	7.05	0.26	(e)	(0.15)	0.11	(0.26)
Year Ended February 28, 2007	7.08	0.26	(e)	(0.03)	0.23	(0.26)

Class B
Six Months Ended August 31, 2011 (Unaudited)	7.16	0.09	(e)	0.26	0.35	(0.09)
Year Ended February 28, 2011	7.31	0.18	(e)	(0.14)	0.04	(0.19)
Year Ended February 28, 2010	7.09	0.18	(e)	0.22	0.40	(0.18)
Year Ended February 28, 2009	6.92	0.21	(e)	0.16	0.37	(0.20)
Year Ended February 29, 2008	7.06	0.21	(e)	(0.14)	0.07	(0.21)
Year Ended February 28, 2007	7.09	0.21	(e)	(0.03)	0.18	(0.21)

Class C
Six Months Ended August 31, 2011 (Unaudited)	7.13	0.09	(e)	0.26	0.35	(0.09)
Year Ended February 28, 2011	7.28	0.18	(e)	(0.15)	0.03	(0.18)
Year Ended February 28, 2010	7.06	0.18	(e)	0.22	0.40	(0.18)
Year Ended February 28, 2009	6.90	0.20	(e)	0.17	0.37	(0.21)
Year Ended February 29, 2008	7.05	0.21	(e)	(0.14)	0.07	(0.22)
Year Ended February 28, 2007	7.08	0.21	(e)	(0.03)	0.18	(0.21)

Institutional Class
Six Months Ended August 31, 2011 (Unaudited)	7.16	0.13	(e)	0.26	0.39	(0.13)
Year Ended February 28, 2011	7.31	0.25	(e)	(0.15)	0.10	(0.25)
Year Ended February 28, 2010	7.09	0.25	(e)	0.22	0.47	(0.25)
Year Ended February 28, 2009	6.92	0.27	(e)	0.17	0.44	(0.27)
Year Ended February 29, 2008	7.06	0.28	(e)	(0.14)	0.14	(0.28)
Year Ended February 28, 2007	7.09	0.27	(e)	(0.02)	0.25	(0.28)

Select Class
Six Months Ended August 31, 2011 (Unaudited)	7.16	0.12	(e)	0.26	0.38	(0.12)
Year Ended February 28, 2011	7.31	0.24	(e)	(0.15)	0.09	(0.24)
Year Ended February 28, 2010	7.09	0.24	(e)	0.21	0.45	(0.23)
Year Ended February 28, 2009	6.92	0.26	(e)	0.17	0.43	(0.26)
Year Ended February 29, 2008	7.06	0.27	(e)	(0.14)	0.13	(0.27)
Year Ended February 28, 2007	7.09	0.26	(e)	(0.03)	0.23	(0.26)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(e)	Calculated based upon average shares outstanding.
(f)	Includes interest expense of 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2011

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)		Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$7.39	5.36%	$238,481	0.75%		3.19%	0.95%	1%
7.13	1.00	243,933	0.75		3.19	0.94	6
7.29	6.63	279,898	0.74		3.20	0.94	6
7.06	6.10	154,737	0.75		3.65	0.95	10
6.90	1.62	100,067	0.76	(f)	3.72	0.95	17
7.05	3.34	51,749	0.76	(f)	3.65	0.95	11

7.42	4.93	1,878	1.45		2.50	1.45	1
7.16	0.46	2,655	1.43		2.50	1.43	6
7.31	5.71	6,210	1.43		2.55	1.44	6
7.09	5.48	7,938	1.45		2.95	1.45	10
6.92	1.01	8,889	1.45		3.02	1.45	17
7.06	2.60	11,273	1.45		2.95	1.45	11

7.39	4.97	138,215	1.45		2.49	1.45	1
7.13	0.42	141,174	1.43		2.50	1.44	6
7.28	5.78	177,204	1.42		2.50	1.43	6
7.06	5.47	56,567	1.45		2.93	1.45	10
6.90	0.94	7,609	1.46		3.01	1.46	17
7.05	2.62	1,854	1.45		2.96	1.45	11

7.42	5.44	43,965	0.50		3.44	0.55	1
7.16	1.40	38,866	0.50		3.43	0.54	6
7.31	6.70	57,134	0.49		3.48	0.54	6
7.09	6.52	67,351	0.50		3.90	0.55	10
6.92	2.00	60,281	0.50		3.98	0.55	17
7.06	3.55	91,940	0.51	(f)	3.90	0.55	11

7.42	5.34	323,891	0.70		3.24	0.70	1
7.16	1.22	362,574	0.68		3.25	0.69	6
7.31	6.49	438,650	0.68		3.29	0.69	6
7.09	6.31	420,069	0.70		3.70	0.70	10
6.92	1.78	447,877	0.70		3.77	0.70	17
7.06	3.36	474,620	0.70		3.70	0.70	11

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN TAX FREE FUNDS	67

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2011 (Unaudited)

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are 3 separate funds of the Trust (collectively, the “Funds”) covered by this report:

	Classes Offered	Diversified/Non-Diversified
California Tax Free Bond Fund	Class A, Class C, Institutional Class and Select Class	Diversified
Intermediate Tax Free Bond Fund	Class A, Class B, Class C, Institutional Class and Select Class	Diversified
New York Tax Free Bond Fund	Class A, Class B, Class C, Institutional Class and Select Class	Diversified

Effective November 1, 2009, Class B Shares of Intermediate Tax Free Bond Fund and New York Tax Free Bond Fund may not be purchased or acquired by new or existing shareholders, except through exchanges from Class B Shares of another J.P. Morgan Fund and dividend reinvestments. Shareholders who have invested in Class B Shares prior to November 1, 2009 may continue to hold their Class B Shares until they convert automatically to Class A Shares.

Class A Shares generally provide for a front-end sales charge while Class B and Class C Shares provide for a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares after eight years. No sales charges are assessed with respect to the Select Class and Institutional Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on readily available market quotations received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Funds may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Funds to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options shall generally be valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s current day closing net asset value per share. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Funds are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

68	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2011

The various inputs that are used in determining the fair value of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables represent each valuation input by municipal sector as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

California Tax Free Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds
California
Certificate of Participation/Lease	$—	$32,303	$—	$32,303
Education	—	8,301	—	8,301
General Obligation	—	93,638	1,486	95,124
Hospital	—	8,808	—	8,808
Housing	—	2,016	—	2,016
Other Revenue	—	37,966	—	37,966
Prerefunded	—	10,409	—	10,409
Special Tax	—	10,249	3,481	13,730
Transportation	—	20,511	—	20,511
Utility	—	22,590	—	22,590
Water & Sewer	—	31,802	—	31,802

Total California	—	278,593	4,967	283,560

Illinois
Transportation	—	2,131	—	2,131

Kentucky
Certificate of Participation/Lease	—	1,200	—	1,200

Massachusetts
General Obligation	—	1,860	—	1,860

New York
Other Revenue	—	1,801	—	1,801

Ohio
Housing	—	881	—	881

Pennsylvania
Hospital	—	1,156	—	1,156

Puerto Rico
Special Tax	—	464	—	464
Transportation	—	533	—	533

Total Puerto Rico	—	997	—	997

South Carolina
General Obligation	—	593	—	593

Texas
Transportation	—	1,165	—	1,165

Total	—	290,377	4,967	295,344

Short-Term Investment
Investment Company	5,080	—	—	5,080

Total Investments in Securities	$5,080	$290,377	$4,967	$300,424

AUGUST 31, 2011	J.P. MORGAN TAX FREE FUNDS	69

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

Intermediate Tax Free Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds
Alabama
Education	$—	$11,958	$—	$11,958
General Obligation	—	4,310	—	4,310
Prerefunded	—	7,259	—	7,259

Total Alabama	—	23,527	—	23,527

Alaska
Certificate of Participation/Lease	—	14,247	—	14,247
Utility	—	3,294	—	3,294

Total Alaska	—	17,541	—	17,541

Arizona
Certificate of Participation/Lease	—	55,112	—	55,112
General Obligation	—	7,308	—	7,308
Hospital	—	32,270	—	32,270
Prerefunded	—	22,857	—	22,857
Special Tax	—	21,321	—	21,321
Transportation	—	11,263	—	11,263
Utility	—	2,889	—	2,889
Water & Sewer	—	1,122	—	1,122

Total Arizona	—	154,142	—	154,142

California
Certificate of Participation/Lease	—	36,420	—	36,420
Education	—	35,350	—	35,350
General Obligation	—	272,794	—	272,794
Hospital	—	15,606	—	15,606
Other Revenue	—	12,682	—	12,682
Prerefunded	—	98,961	—	98,961
Transportation	—	10,822	—	10,822
Utility	—	27,432	—	27,432
Water & Sewer	—	40,218	—	40,218

Total California	—	550,285	—	550,285

Colorado
Certificate of Participation/Lease	—	5,426	—	5,426
Education	—	5,310	—	5,310
General Obligation	—	76,541	—	76,541
Hospital	—	5,217	—	5,217
Housing	—	10	—	10
Other Revenue	—	5,564	—	5,564
Prerefunded	—	75,098	—	75,098
Transportation	—	20,428	—	20,428

Total Colorado	—	193,594	—	193,594

Connecticut
General Obligation	—	26,730	—	26,730
Hospital	—	3,783	—	3,783
Housing	—	6,566	—	6,566
Other Revenue	—	3,566	—	3,566
Prerefunded	—	11,058	—	11,058
Special Tax	—	2,372	—	2,372
Transportation	—	973	—	973

Total Connecticut	—	55,048	—	55,048

70	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2011

Intermediate Tax Free Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Delaware
Education	$—	$3,006	$—	$3,006
General Obligation	—	10,803	—	10,803

Total Delaware	—	13,809	—	13,809

District of Columbia
Certificate of Participation/Lease	—	7,192	—	7,192
General Obligation	—	10,710	—	10,710
Other Revenue	—	8,533	—	8,533

Total District of Columbia	—	26,435	—	26,435

Florida
Certificate of Participation/Lease	—	16,135	—	16,135
Education	—	10,395	—	10,395
General Obligation	—	40,631	—	40,631
Housing	—	11,250	—	11,250
Industrial Development Revenue/Pollution Control Revenue	—	8,414	—	8,414
Other Revenue	—	17,050	—	17,050
Prerefunded	—	10,411	—	10,411
Special Tax	—	10,694	—	10,694
Transportation	—	7,910	—	7,910
Water & Sewer	—	14,929	—	14,929

Total Florida	—	147,819	—	147,819

Georgia
Certificate of Participation/Lease	—	3,025	—	3,025
General Obligation	—	75,500	—	75,500
Other Revenue	—	21,757	—	21,757
Prerefunded	—	1,442	—	1,442
Special Tax	—	11,216	—	11,216
Utility	—	1,464	—	1,464
Water & Sewer	—	36,568	—	36,568

Total Georgia	—	150,972	—	150,972

Hawaii
General Obligation	—	24,612	—	24,612
Transportation	—	17,762	—	17,762

Total Hawaii	—	42,374	—	42,374

Idaho
Hospital	—	13,856	—	13,856

Illinois
Education	—	10,636	—	10,636
General Obligation	—	78,437	—	78,437
Hospital	—	8,674	—	8,674
Other Revenue	—	32,335	—	32,335
Prerefunded	—	26,297	—	26,297
Special Tax	—	9,056	—	9,056
Transportation	—	36,644	—	36,644

Total Illinois	—	202,079	—	202,079

Indiana
Certificate of Participation/Lease	—	8,425	—	8,425
Education	—	5,312	—	5,312
Other Revenue	—	28,157	—	28,157
Prerefunded	—	5,758	—	5,758
Transportation	—	4,682	—	4,682

Total Indiana	—	52,334	—	52,334

AUGUST 31, 2011	J.P. MORGAN TAX FREE FUNDS	71

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

Intermediate Tax Free Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Iowa
General Obligation	$—	$8,627	$—	$8,627
Housing	—	1,533	—	1,533
Prerefunded	—	1,059	—	1,059

Total Iowa	—	11,219	—	11,219

Kansas
General Obligation	—	10,991	—	10,991
Industrial Development Revenue/Pollution Control Revenue	—	5,585	—	5,585
Other Revenue	—	38,666	—	38,666
Prerefunded	—	61,720	—	61,720

Total Kansas	—	116,962	—	116,962

Kentucky
Certificate of Participation/Lease	—	14,313	—	14,313
Education	—	5,774	—	5,774
General Obligation	—	1,110	—	1,110
Hospital	—	1,131	—	1,131
Housing	—	426	—	426
Other Revenue	—	13,970	—	13,970
Prerefunded	—	8,826	—	8,826
Transportation	—	3,255	—	3,255
Utility	—	3,199	—	3,199
Water & Sewer	—	23,528	—	23,528

Total Kentucky	—	75,532	—	75,532

Louisiana
General Obligation	—	10,072	1,289	11,361
Hospital	—	2,681	—	2,681
Housing	—	2,562	—	2,562
Other Revenue	—	14,682	—	14,682
Prerefunded	—	46,600	—	46,600
Special Tax	—	32,385	—	32,385
Transportation	—	2,396	—	2,396
Utility	—	1,606	—	1,606

Total Louisiana	—	112,984	1,289	114,273

Maine
Prerefunded	—	2,687	—	2,687

Maryland
Education	—	5,828	—	5,828
General Obligation	—	68,298	—	68,298
Prerefunded	—	8,719	—	8,719
Private Placement	—	—	4,047	4,047
Transportation	—	22,154	—	22,154

Total Maryland	—	104,999	4,047	109,046

Massachusetts
Certificate of Participation/Lease	—	18,560	—	18,560
Education	—	6,719	—	6,719
General Obligation	—	23,831	—	23,831
Housing	—	4,050	—	4,050
Other Revenue	—	3,814	—	3,814
Prerefunded	—	65,409	—	65,409
Special Tax	—	4,640	—	4,640
Transportation	—	5,970	—	5,970
Water & Sewer	—	9,205	—	9,205

Total Massachusetts	—	142,198	—	142,198

72	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2011

Intermediate Tax Free Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Michigan
Certificate of Participation/Lease	$—	$2,370	$—	$2,370
Education	—	4,674	—	4,674
General Obligation	—	23,012	—	23,012
Housing	—	167	—	167
Other Revenue	—	7,257	—	7,257
Prerefunded	—	5,271	—	5,271
Special Tax	—	11,767	—	11,767
Utility	—	1,656	—	1,656
Water & Sewer	—	29,951	—	29,951

Total Michigan	—	86,125	—	86,125

Minnesota
General Obligation	—	50,263	—	50,263
Prerefunded	—	9,435	—	9,435
Utility	—	5,046	—	5,046

Total Minnesota	—	64,744	—	64,744

Mississippi
General Obligation	—	2,136	—	2,136
Other Revenue	—	3,081	—	3,081
Prerefunded	—	42,723	—	42,723

Total Mississippi	—	47,940	—	47,940

Missouri
General Obligation	—	4,642	—	4,642
Housing	—	6,315	—	6,315
Other Revenue	—	40,864	—	40,864
Prerefunded	—	9,524	—	9,524
Transportation	—	21,937	—	21,937
Water & Sewer	—	9,840	—	9,840

Total Missouri	—	93,122	—	93,122

Montana
Transportation	—	3,516	—	3,516

Nebraska
General Obligation	—	11,016	—	11,016
Utility	—	2,842	—	2,842

Total Nebraska	—	13,858	—	13,858

Nevada
Prerefunded	—	3,040	—	3,040
Water & Sewer	—	5,535	—	5,535

Total Nevada	—	8,575	—	8,575

New Hampshire
Transportation	—	3,085	—	3,085

New Jersey
Certificate of Participation/Lease	—	16,474	—	16,474
Education	—	31,684	—	31,684
General Obligation	—	7,384	—	7,384
Industrial Development Revenue/Pollution Control Revenue	—	4,201	—	4,201
Other Revenue	—	56,884	—	56,884
Prerefunded	—	40,444	—	40,444
Special Tax	—	11,269	—	11,269
Transportation	—	12,921	—	12,921
Water & Sewer	—	6,418	—	6,418

Total New Jersey	—	187,679	—	187,679

AUGUST 31, 2011	J.P. MORGAN TAX FREE FUNDS	73

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

Intermediate Tax Free Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
New Mexico
Education	$—	$12,798	$—	$12,798
General Obligation	—	2,437	—	2,437
Housing	—	8,218	—	8,218
Industrial Development Revenue/Pollution Control Revenue	—	1,208	—	1,208
Other Revenue	—	22,286	—	22,286
Special Tax	—	27,104	—	27,104
Transportation	—	6,800	—	6,800

Total New Mexico	—	80,851	—	80,851

New York
Certificate of Participation/Lease	—	21,678	—	21,678
Education	—	44,710	—	44,710
General Obligation	—	28,926	—	28,926
Hospital	—	5,044	—	5,044
Housing	—	4,279	—	4,279
Other Revenue	—	221,257	—	221,257
Prerefunded	—	49,843	—	49,843
Special Tax	—	106,719	—	106,719
Transportation	—	50,073	—	50,073
Utility	—	18,522	—	18,522
Water & Sewer	—	5,388	—	5,388

Total New York	—	556,439	—	556,439

North Carolina
Certificate of Participation/Lease	—	2,420	—	2,420
General Obligation	—	97,449	—	97,449
Hospital	—	2,450	—	2,450
Housing	—	321	—	321
Industrial Development Revenue/Pollution Control Revenue	—	6,407	—	6,407
Other Revenue	—	17,697	—	17,697
Utility	—	22,313	—	22,313

Total North Carolina	—	149,057	—	149,057

Ohio
Certificate of Participation/Lease	—	4,914	—	4,914
Education	—	1,612	—	1,612
General Obligation	—	54,621	—	54,621
Housing	—	3,385	—	3,385
Industrial Development Revenue/Pollution Control Revenue	—	3,275	—	3,275
Other Revenue	—	20,023	—	20,023
Transportation	—	12,004	—	12,004

Total Ohio	—	99,834	—	99,834

Oklahoma
Education	—	17,447	—	17,447
Housing	—	780	—	780
Utility	—	1,739	—	1,739

Total Oklahoma	—	19,966	—	19,966

Oregon
Certificate of Participation/Lease	—	10,010	—	10,010
Industrial Development Revenue/Pollution Control Revenue	—	472	—	472
Prerefunded	—	3,189	—	3,189
Water & Sewer	—	2,786	—	2,786

Total Oregon	—	16,457	—	16,457

74	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2011

Intermediate Tax Free Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Pennsylvania
Education	$—	$9,852	$—	$9,852
General Obligation	—	43,758	—	43,758
Hospital	—	17,547	—	17,547
Transportation	—	5,406	—	5,406
Water & Sewer	—	5,091	—	5,091

Total Pennsylvania	—	81,654	—	81,654

Puerto Rico
General Obligation	—	1,163	—	1,163
Prerefunded	—	20,503	—	20,503
Special Tax	—	1,572	—	1,572
Transportation	—	2,805	—	2,805

Total Puerto Rico	—	26,043	—	26,043

South Carolina
Education	—	16,539	—	16,539
General Obligation	—	41,366	—	41,366
Hospital	—	1,221	—	1,221
Other Revenue	—	13,616	—	13,616
Prerefunded	—	7,162	—	7,162
Utility	—	10,392	—	10,392
Water & Sewer	—	5,007	—	5,007

Total South Carolina	—	95,303	—	95,303

South Dakota
Prerefunded	—	899	—	899

Tennessee
General Obligation	—	18,245	—	18,245
Utility	—	15,878	—	15,878

Total Tennessee	—	34,123	—	34,123

Texas
Certificate of Participation/Lease	—	3,335	—	3,335
Education	—	38,088	—	38,088
General Obligation	—	169,181	—	169,181
Hospital	—	20,137	—	20,137
Other Revenue	—	40,604	—	40,604
Prerefunded	—	42,575	—	42,575
Special Tax	—	11,559	—	11,559
Transportation	—	40,951	—	40,951
Utility	—	5,926	—	5,926
Water & Sewer	—	21,591	—	21,591

Total Texas	—	393,947	—	393,947

Utah
General Obligation	—	1,230	—	1,230
Other Revenue	—	4,211	—	4,211
Prerefunded	—	2,424	—	2,424
Water & Sewer	—	10,284	—	10,284

Total Utah	—	18,149	—	18,149

Virginia
Education	—	7,641	—	7,641
General Obligation	—	25,899	—	25,899
Industrial Development Revenue/Pollution Control Revenue	—	2,200	—	2,200

AUGUST 31, 2011	J.P. MORGAN TAX FREE FUNDS	75

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

Intermediate Tax Free Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Other Revenue	$—	$10,113	$—	$10,113
Prerefunded	—	4,537	—	4,537
Transportation	—	12,476	—	12,476
Water & Sewer	—	13,173	—	13,173

Total Virginia	—	76,039	—	76,039

Washington
General Obligation	—	55,578	—	55,578
Hospital	—	3,725	—	3,725
Other Revenue	—	19,806	—	19,806
Prerefunded	—	490	—	490
Water & Sewer	—	1,421	—	1,421

Total Washington	—	81,020	—	81,020

West Virginia
Certificate of Participation/Lease	—	4,178	—	4,178
Education	—	5,933	—	5,933
General Obligation	—	7,384	—	7,384
Hospital	—	1,614	—	1,614
Other Revenue	—	5,710	—	5,710
Prerefunded	—	16,801	—	16,801
Transportation	—	2,903	—	2,903
Utility	—	742	—	742
Water & Sewer	—	8,204	1,517	9,721

Total West Virginia	—	53,469	1,517	54,986

Wisconsin
General Obligation	—	82,630	—	82,630
Private Placement	—	—	10,646	10,646
Water & Sewer	—	3,316	—	3,316

Total Wisconsin	—	85,946	10,646	96,592

Total	—	4,588,236	17,499	4,605,735

Short-Term Investment
Investment Company	61,056	—	—	61,056

Total Investments in Securities	$61,056	$4,588,236	$17,499	$4,666,791

New York Tax Free Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds
District of Columbia
Certificate of Participation/Lease	$—	$1,643	$—	$1,643
Florida
Water & Sewer	—	—	1,062	1,062

Hawaii
Water & Sewer	—	883	—	883

Louisiana
General Obligation	—	1,754	—	1,754

Massachusetts
Prerefunded	—	5,637	—	5,637

New Jersey
Other Revenue	—	5,749	—	5,749

76	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2011

New York Tax Free Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
New York
Certificate of Participation/Lease	$—	$55,808	$—	$55,808
Education	—	44,846	2,224	47,070
General Obligation	—	153,067	—	153,067
Hospital	—	16,513	—	16,513
Housing	—	5,696	—	5,696
Industrial Development Revenue/Pollution Control Revenue	—	24,307	—	24,307
Other Revenue	—	64,579	—	64,579
Prerefunded	—	26,184	—	26,184
Special Tax	—	105,121	—	105,121
Transportation	—	145,440	—	145,440
Utility	—	17,549	—	17,549
Water & Sewer	—	36,712	—	36,712

Total New York	—	695,822	2,224	698,046

Ohio
Housing	—	1,002	—	1,002

Puerto Rico
General Obligation	—	1,396	—	1,396
Other Revenue	—	1,520	—	1,520
Transportation	—	3,528	—	3,528
Utility	—	509	—	509

Total Puerto Rico	—	6,953	—	6,953

Texas
General Obligation	—	4,449	—	4,449

Virgin Islands
Other Revenue	—	4,008	—	4,008

Wisconsin
General Obligation	—	2,862	—	2,862
Hospital	—	—	1,273	1,273

Total Wisconsin	—	2,862	1,273	4,135

Total	—	730,762	4,559	735,321

Short-Term Investment
Investment Company	2,297	—	—	2,297

Total Investments in Securities	$2,297	$730,762	$4,559	$737,618

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

California Tax Free Bond Fund	Balance as of 02/28/11	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 08/31/2011
Investments in Securities
California — General Obligation	$1,926	$—	$3	$(1)	$—	$(442)	$—	$—	$1,486
California — Special Tax	3,391	—	89	1	—	—	—	—	3,481

	$5,317	$—	$92	$—	$—	$(442)	$—	$—	$4,967

AUGUST 31, 2011	J.P. MORGAN TAX FREE FUNDS	77

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

Intermediate Tax Free Bond Fund	Balance as of 02/28/11	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 08/31/2011
Investments in Securities
Florida — Water & Sewer	$1,064	$45	$(24)	$(5)	$—	$(1,080)	$—	$—	$—
Louisiana — General Obligation	1,284	5	75	34	—	(109)	—	—	1,289
Maryland — Private Placement	4,462	—	6	(13)	—	(408)	—	—	4,047
West Virginia — Water & Sewer	1,476	—	46	(5)	—	—	—	—	1,517
Wisconsin — Private Placement	11,697	—	199	—	—	(1,250)	—	—	10,646

Total	$19,983	$50	$302	$11	$—	$(2,847)	$—	$—	$17,499

New York Tax Free Bond Fund	Balance as of 02/28/11	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 08/31/2011
Investments in Securities
Florida — Water & Sewer	$1,048	$—	$19	$(5)	$—	$—	$—	$—	$1,062
New York — Education	2,238	—	(7)	(7)	—	—	—	—	2,224
Wisconsin — Hospital	1,254	—	19	—	—	—	—	—	1,273

Total	$4,540	$—	$31	$(12)	$—	$—	$—	$—	$4,559

1	Purchases include all purchases of securities, and securities received in corporate actions.
2	Sales include all sales of securities, maturities and securities tendered in a corporate action.

There were no transfers between Levels 1 and 2 during the six months ended August 31, 2011.

The change in unrealized appreciation (depreciation) attributable to securities owned at August 31, 2011, which were valued using significant unobservable inputs (Level 3) was as follows (amounts in thousands):

California Tax Free Bond Fund	$92
Intermediate Tax Free Bond Fund	326
New York Tax Free Bond Fund	31

These amounts are included in Change in net unrealized appreciation (depreciation) of investments in non-affiliates on the Statements of Operations.

B. Restricted and Illiquid Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately its fair value and includes, but is not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The following is the value and percentage of net assets of illiquid securities as of August 31, 2011 (amounts in thousands):

	Value	Percentage
California Tax Free Bond Fund	$4,967	1.6%
Intermediate Tax Free Bond Fund	17,499	0.4
New York Tax Free Bond Fund	4,559	0.6

C. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend.

Purchases of to be announced (“TBA”), when-issued or delayed delivery securities may be settled a month or more after the trade date; interest income is not accrued until settlement date. It is the Funds’ policy to reserve assets with a current value at least equal to the amount of their TBA, when-issued or delayed delivery purchase commitments. As of August 31, 2011, California Tax Free Bond Fund and Intermediate Tax Free Bond Fund had when-issued securities on its SOI.

78	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2011

D. Allocation of Income and Expenses — In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses directly attributable to a fund are charged directly to that fund while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. Each class of shares bears its pro-rata portion of expenses attributable to its Fund, except that each class separately bears expenses related specifically to that class, such as distribution and shareholder servicing fees.

E. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits or losses will significantly change in the next twelve months. However, the Funds’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ Federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

F. Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid monthly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”) acts as the investment advisor to the Funds. The Advisor is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”). The Advisor supervises the investments of each respective Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate equal to 0.30% of each Fund’s respective average daily net assets.

The Advisor waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the six months ended August 31, 2011, the annualized effective rate was 0.09% of each Fund’s average daily net assets.

The Administrator waived Administration fees as outlined in Note 3.F.

J.P. Morgan Investor Services, Co. (“JPMIS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMIS receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class B and Class C Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

	Class A	Class B	Class C
California Tax Free Bond Fund	0.25%	n/a	0.75%
Intermediate Tax Free Bond Fund	0.25	0.75%	0.75
New York Tax Free Bond Fund	0.25	0.75	0.75

The Distributor waived Distribution Fees as outlined in Note 3.F.

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class B and Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended August 31, 2011, the Distributor retained the following amounts (in thousands):

Front-End Sales Charge
California Tax Free Bond Fund	$21
Intermediate Tax Free Bond Fund	36
New York Tax Free Bond Fund	37

AUGUST 31, 2011	J.P. MORGAN TAX FREE FUNDS	79

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

D. Shareholder Servicing Fees — The Trust, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class B	Class C	Institutional Class	Select Class
California Tax Free Bond Fund	0.25%	n/a	0.25%	0.10%	0.25%
Intermediate Tax Free Bond Fund	0.25	0.25%	0.25	0.10	0.25
New York Tax Free Bond Fund	0.25	0.25	0.25	0.10	0.25

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Funds, provides portfolio custody and accounting services for the Funds. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees in the Statements of Operations. The custodian fees may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statements of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense to affiliates in the Statements of Operations.

F. Waivers and Reimbursements — The Advisor, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expense related to short sales, interest, taxes, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class B	Class C	Institutional Class	Select Class
California Tax Free Bond Fund	0.60%	n/a	1.10%	0.50%	0.55%
Intermediate Tax Free Bond Fund	0.75	1.43%	1.43	0.50	0.59
New York Tax Free Bond Fund	0.75	1.50	1.50	0.50	0.72

Prior to July 1, 2011, the contractual expense limitation for New York Tax Free Bond Fund was 1.55% for Class B and Class C Shares.

The contractual expense limitation agreements were in effect for the six months ended August 31, 2011.

The expense limitation percentages in the table above are in place until at least June 30, 2012.

For the six months ended August 31, 2011, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expects the Funds to repay any such waived fees and reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Shareholder Servicing	Distribution	Total
California Tax Free Bond Fund	$69	$39	$214	$29	$351
Intermediate Tax Free Bond Fund	—	—	1,740	—	1,740
New York Tax Free Bond Fund	—	—	244	—	244

Additionally, the Funds may invest in one or more money market funds advised by the Advisor or its affiliates. The Advisor, Administrator and Distributor as shareholder servicing agent waive fees in an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Funds’ investment in such affiliated money market fund. A portion of the waiver is voluntary.

The amounts of waivers resulting from investments in the money market funds for the six months ended August 31, 2011 was as follows (amounts in thousands):

California Tax Free Bond Fund	$9
Intermediate Tax Free Bond Fund	165
New York Tax Free Bond Fund	2

G. Other — Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statements of Operations.

80	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2011

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended August 31, 2011, certain Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Funds may use related party brokers/dealers. For the six months ended August 31, 2011, the Funds did not incur any brokerage commissions with brokers/dealers affiliated with the Advisor.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. Investment Transactions

During the six months ended August 31, 2011, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
California Tax Free Bond Fund	$22,551	$14,599
Intermediate Tax Free Bond Fund	188,428	849,518
New York Tax Free Bond Fund	9,342	75,869

During the six months ended August 31, 2011, there were no purchases or sales of U.S. Government securities.

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at August 31, 2011, were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
California Tax Free Bond Fund	$285,607	$15,470	$653	$14,817
Intermediate Tax Free Bond Fund	4,352,447	318,750	4,406	314,344
New York Tax Free Bond Fund	682,779	54,916	77	54,839

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Funds after February 28, 2011, may get carried forward indefinitely, and retain their character as short-term and/or long-term losses. Prior to the Act, pre-enactment net capital losses incurred by the Funds were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses are used before pre-enactment net capital losses.

6. Borrowings

The Funds rely upon an exemptive order (“Order”) permitting the establishment and operation of an Interfund Lending Facility (“Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund Loan Rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II (“JPM II”) and may be relied upon by the Funds because they are investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 15, 2011.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at August 31, 2011. Average borrowings from the Facility for the six months ended August 31, 2011, were as follows (amounts in thousands):

	Average Borrowings	Number of Days Outstanding	Interest Paid
New York Tax Free Bond Fund	$7,686	1	$—	(a)

(a)	Amount rounds to less than $1,000.

AUGUST 31, 2011	J.P. MORGAN TAX FREE FUNDS	81

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates in the Statements of Operations.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

One or more affiliates of the Advisor have investment discretion with respect to their clients’ holdings in the Funds, which collectively represent a significant portion of the Funds’ assets for all Funds.

In addition, California Tax Free Bond Fund has a shareholder, which is an account maintained by a financial intermediary on behalf of its clients, that owns a significant portion of the Fund’s outstanding shares.

Significant shareholder transactions, if any, may impact the Funds’ performance.

The Funds invest substantially all of their assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. California Tax Free Bond Fund and New York Tax Free Bond Fund primarily invest in issuers in the States of California and New York, respectively. An issuer’s ability to meet its payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. The value of these investments may be impacted by changes to bond insurers’ ratings and a fund’s ability to collect principal and interest in the event of an issuer’s default may be limited if the private insurer does not have the wherewithal to satisfy its obligation.

8. Legal Matters

Prior to becoming an affiliate of JPMorgan, on June 29, 2004, Banc One Investment Advisors Corporation (“BOIA”) subsequently known as JPMorgan Investment Advisors Inc. (“JPMIA”), entered into agreements with the SEC (the “SEC Order”) and the New York Attorney General (“NYAG settlement”) in resolution of investigations into market timing of certain One Group mutual funds advised by BOIA. JPMIA was investment advisor to certain of the Funds until January 1, 2010. Effective January 1, 2010, JPMIA transferred its investment advisory business to JPMIM and JPMIM became investment advisor to such Funds. Under the terms of the SEC Order and the NYAG settlement, BOIA agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which has been distributed to certain current and former shareholders of certain funds. Pursuant to the NYAG settment, BOIA reduced its management fee for certain funds in the aggregate amount of approximately $8 million annually (based on assets under management as of June 30, 2004) over a five year period from September 27, 2004 through September 27, 2009.

In addition to the matters involving the SEC and NYAG, various lawsuits were filed by private plaintiffs in connection with these circumstances in various state and federal courts. These actions were transferred to the United States District Court for the District of Maryland. The plaintiffs filed consolidated amended complaints, naming as defendants, BOIA, Bank One Corporation and JPMorgan, One Group Services Company (the former distributor of One Group Mutual Funds), certain officers of One Group Mutual Funds and BOIA, and certain current and former Trustees.

As of June 14, 2006, all claims against One Group Mutual Funds and current and former trustees were dismissed by the United States District Court in Maryland. Certain claims against BOIA and its affiliates were also dismissed. On October 25, 2010, the court approved a settlement resolving all remaining claims in the litigation in Maryland.

The Funds will be reimbursed for all costs associated with these matters to ensure that they incur no expense as it relates to the matters described above. A portion of these reimbursements may be from related parties.

As noted above, the NYAG settlement required BOIA to establish reduced “net management fee rates” for certain Funds (“Reduced Rate Funds”). “Net Management Fee Rates” means the percentage fee rates specified in contracts between BOIA and its affiliates and the Reduced Rate Funds, less waivers and reimbursements by BOIA and its affiliates, in effect as of June 30, 2004. The settlement agreement required that the reduced Net Management Fee Rates must result in a reduction of $8 million annually based upon assets under management as of June 30, 2004, for a total reduction over five years of $40 million from that which would have been paid by the Reduced Rate Funds on the Net Management Fee Rates as of June 30, 2004. To the extent that BOIA and its affiliates have agreed as part of the settlement with the NYAG to waive or reimburse expenses of a Fund in connection with the settlement with the NYAG, those reduced Net Management Fee Rates were referred to as “Reduced Rates.” The Reduced Rates were implemented on September 27, 2004 and remained in place through September 27, 2009. Thus, the Reduced Rates are no longer in effect.

82	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2011

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, March 1, 2011, and continued to hold your shares at the end of the reporting period, August 31, 2011.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value, March 1, 2011	Ending Account Value, August 31, 2011	Expenses Paid During March 1, 2011 to August 31, 2011*	Annualized Expense Ratio
California Tax Free Bond Fund
Class A
Actual	$1,000.00	$1,060.00	$3.11	0.60%
Hypothetical	1,000.00	1,022.12	3.05	0.60
Class C
Actual	1,000.00	1,056.70	5.69	1.10
Hypothetical	1,000.00	1,019.61	5.58	1.10
Institutional Class
Actual	1,000.00	1,060.70	2.59	0.50
Hypothetical	1,000.00	1,022.62	2.54	0.50
Select Class
Actual	1,000.00	1,059.20	2.85	0.55
Hypothetical	1,000.00	1,022.37	2.80	0.55

Intermediate Tax Free Bond Fund
Class A
Actual	1,000.00	1,046.00	3.86	0.75
Hypothetical	1,000.00	1,021.37	3.81	0.75
Class B
Actual	1,000.00	1,043.40	7.24	1.41
Hypothetical	1,000.00	1,018.05	7.15	1.41
Class C
Actual	1,000.00	1,042.70	7.24	1.41
Hypothetical	1,000.00	1,018.05	7.15	1.41
Institutional Class
Actual	1,000.00	1,047.10	2.52	0.49
Hypothetical	1,000.00	1,022.67	2.49	0.49

AUGUST 31, 2011	J.P. MORGAN TAX FREE FUNDS	83

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value, March 1, 2011	Ending Account Value, August 31, 2011	Expenses Paid During March 1, 2011 to August 31, 2011*	Annualized Expense Ratio
Intermediate Tax Free Bond Fund (continued)
Select Class
Actual	$1,000.00	$1,046.60	$3.04	0.59%
Hypothetical	1,000.00	1,022.17	3.00	0.59

New York Tax Free Bond Fund
Class A
Actual	1,000.00	1,053.60	3.87	0.75
Hypothetical	1,000.00	1,021.37	3.81	0.75
Class B
Actual	1,000.00	1,049.30	7.47	1.45
Hypothetical	1,000.00	1,017.85	7.35	1.45
Class C
Actual	1,000.00	1,049.70	7.47	1.45
Hypothetical	1,000.00	1,017.85	7.35	1.45
Institutional Class
Actual	1,000.00	1,054.40	2.58	0.50
Hypothetical	1,000.00	1,022.62	2.54	0.50
Select Class
Actual	1,000.00	1,053.40	3.61	0.70
Hypothetical	1,000.00	1,021.62	3.56	0.70

*	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

84	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2011

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited)

The Board of Trustees meets regularly throughout the year and considers factors that are relevant to its annual consideration of investment advisory agreements at each meeting. The Board of Trustees has established various standing committees, composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment subcommittees (money market and alternative products, equity, and fixed income) also meet for the specific purpose of considering advisory contract annual renewals. The Board of Trustees held meetings in person in June and August 2011, at which the Trustees considered the continuation of each of the investment advisory agreements for the Funds whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment subcommittees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment subcommittee reported to the full Board, which then considered the investment subcommittee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreements or any of their affiliates, approved the continuation of each Advisory Agreement on August 25, 2011.

The Trustees, as part of their review of the investment advisory arrangements for the Funds, considered and reviewed performance and other information received from the Advisor, on a regular basis over the course of the year, as well as information specifically prepared for their annual review. This information includes the Funds’ performance compared to the performance of the Funds’ peers and benchmarks and analyses by the Advisor of the Funds’ performance. In addition, the Trustees have engaged an independent consultant to report on the performance of each of the Funds at each of the Trustees’ regular meetings. The Advisor also periodically provides comparative information regarding the Funds’ expense ratios and those of the peer groups. In addition, in preparation for the June and August meetings, the Trustees requested and received and evaluated extensive materials from the Advisor, including, with respect to certain Funds, performance and expense information compiled by Lipper Inc. (“Lipper”), an independent provider of investment company data. The independent consultant also provided additional analyses of the performance of the Funds in connection with the Trustees’ review of the investment advisory arrangements. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Agreement with representatives of the Advisor and with counsels to the Trust and independent Trustees and received a memorandum from independent counsel to the Trustees discussing the legal standards for their consideration of the proposed approval. The Trustees also discussed the proposed approvals in executive sessions with counsels to the Trust and independent Trustees at which no representatives of the Advisor were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement.

In their deliberations, there was a comprehensive consideration of the information received by the Trustees. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation to be received by the Advisor from each Fund under the applicable Advisory Agreement was fair and reasonable and that the continuance of the investment advisory contract was in the best interests of each Fund and its shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Advisor

The Trustees received and considered information regarding the nature, extent and quality of the services provided to each Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Advisor’s senior management and the expertise of, and the amount of attention given to each Fund by, investment personnel of the Advisor. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team. The Trustees also considered information provided by the Advisor and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of each Fund. The Trustees also reviewed information relating to the Advisor’s risk governance model and reports showing the Advisor’s ongoing compliance processes and structures. The quality of the administrative services provided by JPMorgan Funds Management, Inc. (“JPMFM”), an affiliate of the Advisor, was also considered.

The Board of Trustees also considered its knowledge of the nature and quality of the services provided by the Advisor to the Funds gained from their experience as Trustees of the Funds. In addition, they considered the overall reputation and capabilities of the Advisor and its affiliates, the commitment of the Advisor to provide high quality service to the Funds, their overall confidence in the Advisor’s integrity and the Advisor’s responsiveness to concerns raised by them, including the Advisor’s willingness to consider and implement organizational and

AUGUST 31, 2011	J.P. MORGAN TAX FREE FUNDS	85

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

operational changes designed to improve investment results and the services provided to each Fund.

Based on these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by the Advisor.

Costs of Services Provided and Profitability to the Advisor and its Affiliates

The Trustees received and considered information regarding the profitability to the Advisor and its affiliates in providing services to each of the Funds. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Advisor’s determination of its and its affiliates revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Advisor. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on their review, the Trustees concluded that the profitability to the Advisor of each of the Advisory Agreements was not unreasonable in light of the services and benefits provided to each Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Advisor and its affiliates as a result of their relationship with the Funds. The Board considered that the Advisor does not currently use third-party soft dollar arrangements with respect to securities transactions it executes for these Funds.

The Trustees also considered that JPMFM and JPMDS, affiliates of the Advisor, earn fees from the Funds for providing administrative and shareholder services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Advisor. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting, and other related services.

Economies of Scale

The Trustees noted that the proposed investment advisory fee schedule for each Fund does not contain breakpoints. The

Trustees considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the fee waivers and expense limitations that the Advisor has in place that serve to limit the overall net expense ratio at competitive levels. The Trustees also recognized that the fee schedule for the administrative services provided by JPMFM does include a fee breakpoint, which is tied to the overall level of money market assets or non-money market fund assets excluding funds-of-funds, as applicable, advised by the Advisor, and that the Funds would benefit from that breakpoint. The Trustees concluded that shareholders benefited from the lower expense ratios which resulted from these factors.

Independent Written Evaluation of the Funds’ Senior Officer/Chief Compliance Officer

The Trustees noted that, upon their direction, the Senior Officer for the Intermediate Tax Free Bond Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreement, the Trustees considered the Senior Officer’s report.

The Trustees noted that, upon their direction, the Chief Compliance Officer for the California Tax Free Bond Fund and New York Tax Free Bond Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreements.

Fees Relative to Advisor’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Advisor for investment management styles substantially similar to that of each Fund. The Trustees also considered the complexity of investment management for the Funds relative to the Advisor’s other clients and the differences in the nature and extent of the services provided to the different clients. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Advisor’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance for the Funds in a report prepared by Lipper. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe made up of funds with the same Lipper investment classification and objective (the “Universe Group”) by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Lipper’s methodology for selecting mutual funds in each Fund’s Universe Group. The Trustees also considered the Funds’ performance in light of its

86	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2011

investment strategies and high-quality focus as compared to those of the Universe Group which included competitor funds that did not have a similar focus. The Lipper materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Advisor and the independent consultant and also considered the special analysis by the independent consultant. The Lipper performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:

The Trustees noted that the California Tax Free Bond Fund’s performance was in the third, second and first quintiles for both Class A and Select Class shares for the one-, three-, and five-year periods ended December 31, 2010, respectively, and that the independent consultant indicated that the overall performance was attractive. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and other factors, concluded that the performance was reasonable.

The Trustees noted that the Intermediate Tax Free Bond Fund’s performance was in the fourth, third and third quintiles for Class A shares and in the fourth, third and second quintiles for Select Class shares for the one-, three-, and five-year periods ended December 31, 2010, respectively, and that the independent consultant indicated that overall performance needed enhancement. The Trustees discussed the performance and investment strategy of the Fund with the Advisor, noting that the Fund’s underperformance was due primarily to its quality bias, and, based upon this discussion and other factors, concluded that the performance was reasonable.

The Trustees noted that the New York Tax Free Bond Fund’s performance was in the third, second and second quintiles for Class A and in the second, second and first quintiles for Select Class shares for the one-, three-, and five-year periods ended December 31, 2010, respectively, and that the independent consultant indicated that overall performance was attractive. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and other factors, concluded that the performance was reasonable.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by each Fund to the Advisor and compared that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as each Fund. The Trustees recognized that Lipper reported each Fund’s management fee rate as the combined contractual advisory fee and the administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund. The Trustees considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking into account any waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determination as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:

The Trustees noted that the California Tax Free Bond Fund’s net advisory fee for the Class A and Select Class shares was in the first quintile and that the actual total expenses for the Class A and Select Class shares were in the first and second quintiles, respectively, of their Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Intermediate Tax Free Bond Fund’s net advisory fee for Class A and Select Class shares was in the second quintile and that the actual total expenses for Class A and Select Class shares were in the second and third quintiles, respectively, of their Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the New York Tax Free Bond Fund’s net advisory fee for Class A and Select Class shares were both in the first quintile, and that the actual total expenses for Class A and Select Class shares were in the second and fifth quintiles, respectively, of their Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were reasonable.

AUGUST 31, 2011	J.P. MORGAN TAX FREE FUNDS	87

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and a description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Advisor. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2011. All rights reserved. August 2011.	SAN-TF-811

Semi-Annual Report

J.P. Morgan Income Funds

August 31, 2011 (Unaudited)

JPMorgan Inflation Managed Bond Fund

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on conditions through the end of the reporting period and are subject to change without notice based on market and other conditions. These views are not intended to predict the future performance of the Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of the Fund.

Prospective investors should refer to the Fund’s prospectus for a discussion of the Fund’s investment objective, strategies and risks. Call J.P. Morgan Funds Service Center at (800) 480-4111 for a prospectus containing more complete information about the Fund including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

SEPTEMBER 23, 2011 (Unaudited)

Dear Shareholder:

For many investors, the main concern appears to be whether the market volatility witnessed this summer will continue into the winter.

As we enter the last quarter of 2011, concerns about softening economic data and the deteriorating debt situation in Europe continue to persist. Although we are encouraged that corporate earnings and industrial production have continued to grow, the markets suggest that investors still lack confidence in both the U.S. and Europe’s ability to address their respective economic and debt issues.

“For many investors, the main concern appears to be whether the market volatility witnessed this summer will continue into the winter.”

Investors flee stocks as global growth concerns mount

Concerns about the U.S. debt ceiling crisis, the credit downgrade of U.S.-issued debt, softer economic data and contagion from the European debt crisis triggered heightened volatility and a significant market downturn. In early August, all three major U.S. stock indices experienced their worst one-day performance since December 1, 2008, while the S&P 500 Index posted its worst weekly decline since March 2009 and fell 5.4% in the month of August. As of the end of the six-month reporting period ended August 31, 2011, the S&P500 Index was at a level of 1,219, a decrease of 7.2% from six months earlier.

U.S. Treasuries rally as growth concerns fuel equity sell-off

Despite historically low yields and a credit downgrade, investors continued to invest in U.S. Treasury securities, as concerns about global economic growth and the Euro zone’s debt problems fueled a heavy rotation out of stocks and into U.S. Treasury securities. At one point, 10-year U.S. Treasury yields dipped below 2.2%, its lowest level since 1950. The yield on the 10-year U.S. Treasury declined from 3.4% to 2.2% as of the end of the six-month reporting period ended August 31, 2011, while the yield on the 2-year Treasury dipped from 0.7% to 0.2%. Meanwhile, the yield on the 30-year U.S. Treasury bond also fell from 4.5% to 3.6% as of the end of the same period.

The European debt crisis — how deep?

The seemingly interminable European sovereign debt crisis continues to impact global markets. Both European governments and the European Central Bank (ECB) have made attempts to calm financial markets with low-interest loans to Greece and limited ECB purchases of sovereign debt. However, many investors remain skeptical about the rescue attempts and concerns about the crisis persist and will likely continue to contribute to market volatility.

As always, we encourage investors to be mindful of the impact of continued market uncertainty and unexpected risks on the economy by taking a balanced and diversified approach to investing.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Investment Management Americas

J.P. Morgan Asset Management

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	1

JPMorgan Inflation Managed Bond Fund

FUND COMMENTARY

FOR THE SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	3.38%
Barclays Capital 1-10 Year U.S. TIPS Index	6.28%
Barclays Capital Intermediate Aggregate Bond Index	4.59%
Inflation Managed Bond Composite Benchmark	3.48%

Net Assets as of 8/31/2011 (In Thousands)	$1,030,837
Duration as of 8/31/2011	2.1 years

INVESTMENT OBJECTIVE**

The JPMorgan Inflation Managed Bond Fund (the “Fund”) seeks to maximize inflation protected total return.

HOW DID THE MARKET PERFORM DURING THE REPORTING PERIOD?

Uncertainty surrounding global economic growth began to dampen investors’ appetite for risk in April 2011. This negative mood among investors worsened as the market seemed to lack confidence in the ability of European governments to combat the region’s debt crisis, stoking fear about economic contagion. Concerns about the credit downgrade of U.S.-issued debt exacerbated this negative sentiment among investors and U.S. stocks, as measured by the S&P 500 Index, posted a negative return for the reporting period.

Despite the credit downgrade, investors still sought safety in U.S. Treasuries, helping trigger a sharp decline in interest rates for 2-, 5-, 10-, 15- and 30-year U.S. Treasury securities. Prices for these securities were higher and yields declined. Inflation, as measured by the non-seasonally adjusted Consumer Price Index — All Urban Consumers, ended the reporting period slightly higher even as the price of oil declined due to concerns about slowing economic growth. Investors, however, lowered their expectations for future inflation as the 2-, 5-, 10- and 30-year breakeven inflation rates (the difference between the nominal yield on a U.S. Treasury security and the real yield on a Treasury Inflation Protected Security of the same maturity) declined. This caused the Barclays Capital Inflation Swap 5 Year Zero Coupon Index to decline during the reporting period.

HOW DID THE FUND’S CORE FIXED INCOME HOLDINGS IMPACT PERFORMANCE?

The duration of the Fund’s core fixed income holdings was shorter than the Barclays Capital 1-10 Year U.S. TIPS Index and detracted from relative performance as interest rates declined during the reporting period. Duration is a weighted measure of the length of time (stated in years) that a bond will pay out and is used to measure the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease, respectively, in price as interest rates go down or up, respectively, versus bonds with shorter duration.

Effective July 1, 2011, the Fund added a composite benchmark, which is determined by adding the performance return of the Barclays Capital Intermediate Government/Credit Index and 80% of the Barclays Capital Inflation Swap 5 Year Zero Coupon Index. The Barclays Capital Inflation Swap 5 Year Zero Coupon Index is multiplied by 80% in an attempt to reflect the shorter duration of the Fund’s bond portfolio. The Fund’s relative performance versus the composite benchmark was hurt by its shorter duration and underweight of U.S. Treasury securities, which performed strongly during the reporting period. These factors also caused the Fund to underperform the Barclays Capital Intermediate Aggregate Bond Index.

The Fund’s portfolio managers continued to focus on security selection, using bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. At the end of the reporting period, the Fund held corporate bonds, mortgage-backed securities, asset-backed securities, commercial mortgage-backed securities and U.S. agency securities in conjunction with its investments in zero-coupon inflation-linked swaps.

HOW DID THE FUND’S INFLATION PROTECTION IMPACT PERFORMANCE?

The Fund used zero-coupon inflation-linked swaps in combination with fixed income securities to create a synthetic portfolio of inflation protected securities. The Fund was designed to protect the total return generated by its core fixed income holdings from inflation risk. The Fund’s use of zero coupon inflation-linked swaps detracted from the Fund’s absolute return during the reporting period as the breakeven inflation rate declined. However, tactical management of the zero-coupon inflation-linked swaps benefited the Fund’s relative performance versus the Fund’s composite benchmark, as the Fund had lower exposure to zero-coupon inflation-linked swaps during a period when investors’ expectations for inflation decreased.

2	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PORTFOLIO COMPOSITION***
U.S. Government Agency Securities	31.4%
Collateralized Mortgage Obligations	35.8
Corporate Bonds	21.2
Mortgage Pass-Through Securities	4.5
Commercial Mortgage-Backed Securities	1.1
Others (each less than 1%)	1.0
Short-Term Investment	5.0

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based upon total investments as of August 31, 2011. The Fund’s composition is subject to change.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	3

JPMorgan Inflation Managed Bond Fund

FUND COMMENTARY

FOR THE SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2011

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	SINCE INCEPTION
CLASS A SHARES
Without Sales Charge	3/31/10	3.31%	5.82%	6.35%
With Sales Charge**		(0.53)	1.84	3.52
CLASS C SHARES
Without CDSC	3/31/10	2.93	5.09	5.64
With CDSC***		1.93	4.09	5.64
CLASS R2 SHARES	3/31/10	3.16	5.55	6.08
CLASS R5 SHARES	3/31/10	3.48	6.12	6.62
CLASS R6 SHARES	11/30/10	3.54	6.07	6.59
SELECT CLASS SHARES	3/31/10	3.38	5.91	6.45

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (3/31/2010 – 8/31/2011)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on March 31, 2010.

Returns for Class R6 Shares prior to their inception date are based on the performance of Class R5 Shares. The actual return of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Inflation Managed Bond Fund, the Barclays Capital 1–10 Year U.S. TIPS Index, the Barclays Capital Intermediate Aggregate Bond Index, the Inflation Managed Bond Composite Benchmark and the Lipper Treasury Inflation-Protected Securities Funds Index from March 31, 2010 to August 31, 2011. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Barclays Capital 1–10 Year U.S. TIPS Index and the Barclays Capital Intermediate Aggregate Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of securities included in the benchmarks. The performance of the Lipper Treasury Inflation-

Protected Securities Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Barclays Capital 1–10 Year U.S. TIPS Index represents the performance of intermediate (1–10 year) U.S. Treasury Inflation Protection Securities. The Barclays Capital Intermediate Aggregate Bond Index is an unmanaged index comprised of U.S. government, mortgage, corporate and asset-backed securities with maturities of one to 10 years. The Inflation Managed Bond Composite Benchmark is determined by adding the Barclays Capital Intermediate Government/Credit Index and 80% of the Barclays Capital Inflation Swap 5 Year Zero Coupon Index. The Lipper Treasury Inflation-Protected Securities Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — 0.9%
412	AH Mortgage Advance Trust, Series SART-1, Class A1, 2.630%, 05/10/42 (e)	413
	Ally Auto Receivables Trust,
98	Series 2010-3, Class A4, 1.550%, 08/17/15	100
195	Series 2010-4, Class A3, 0.910%, 11/17/14	196
750	Series 2010-4, Class A4, 1.350%, 12/15/15	757
992	Series 2011-3, Class A3, 0.970%, 08/17/15	996
652	AmeriCredit Automobile Receivables Trust, Series 2011-3, Class A3, 1.170%, 01/08/16	654
60	Bank of America Auto Trust, Series 2010-2, Class A3, 1.310%, 07/15/14	60
600	Chrysler Financial Auto Securitization Trust, Series 2010-A, Class A3, 0.910%, 08/08/13	601
1,151	CNH Equipment Trust, Series 2011-A, Class A3, 1.200%, 05/16/16	1,158
311	CS First Boston Mortgage Securities Corp., Series 2004-CF2, Class 1A2, SUB, 5.150%, 01/25/43 (e)	303
724	Ford Credit Auto Owner Trust, Series 2011-B, Class A3, 0.840%, 06/15/15	727
310	Honda Auto Receivables Owner Trust, Series 2011-1, Class A4, 1.800%, 04/17/17	318
	Hyundai Auto Receivables Trust,
185	Series 2010-B, Class A4, 1.630%, 03/15/17	188
810	Series 2011-B, Class A4, 1.650%, 02/15/17	818
490	John Deere Owner Trust, Series 2011-A, Class A3, 1.290%, 01/15/16	495
	Mercedes-Benz Auto Receivables Trust,
15	Series 2010-1, Class A3, 1.420%, 08/15/14	15
682	Series 2011-1, Class A3, 0.850%, 03/16/15	684
907	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	907
250	Structured Asset Investment Loan Trust, Series 2005-5, Class A9, VAR, 0.488%, 06/25/35	229

	Total Asset-Backed Securities (Cost $9,573)	9,619

Collateralized Mortgage Obligations — 37.4%
	Agency CMO — 36.3%
477	Federal Home Loan Banks, Series TQ-2015, Class A, 5.065%, 10/20/15	523
	Federal Home Loan Mortgage Corp. REMICS,
96	Series 1578, Class K, 6.900%, 09/15/23	109
582	Series 2110, Class PG, 6.000%, 01/15/29	639
119	Series 2355, Class BP, 6.000%, 09/15/16	127
205	Series 2391, Class QR, 5.500%, 12/15/16	220
147	Series 2427, Class LW, 6.000%, 03/15/17	160
130	Series 2436, Class MC, 7.000%, 04/15/32	147
167	Series 2441, Class GF, 6.500%, 04/15/32	193

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
100	Series 2505, Class D, 5.500%, 09/15/32	113
88	Series 2525, Class AM, 4.500%, 04/15/32	97
277	Series 2544, Class KE, 5.500%, 12/15/32	310
806	Series 2557, Class HL, 5.300%, 01/15/33	898
100	Series 2558, Class BD, 5.000%, 01/15/18	110
500	Series 2564, Class NK, 5.000%, 02/15/18	546
500	Series 2575, Class PE, 5.500%, 02/15/33	557
800	Series 2586, Class WG, 4.000%, 03/15/33	862
90	Series 2594, Class JB, 4.500%, 04/15/18	96
400	Series 2594, Class VU, 5.500%, 03/15/21	430
146	Series 2595, Class HJ, 5.000%, 03/15/23	158
1,000	Series 2596, Class QD, 4.000%, 03/15/33	1,051
183	Series 2602, Class BD, 4.000%, 12/15/22	191
1,519	Series 2611, Class KH, 5.000%, 05/15/18	1,662
830	Series 2621, Class QH, 5.000%, 05/15/33	892
805	Series 2624, Class QH, 5.000%, 06/15/33	902
1,607	Series 2626, Class JC, 5.000%, 06/15/23	1,811
2,180	Series 2632, Class AB, 4.500%, 06/15/18	2,437
178	Series 2648, Class BK, 5.000%, 07/15/33	187
166	Series 2649, Class PJ, 3.500%, 06/15/33	175
175	Series 2649, Class QH, 4.500%, 07/15/18	189
227	Series 2649, Class WB, 3.500%, 07/15/23	233
164	Series 2685, Class CF, 4.000%, 11/15/16	166
2,100	Series 2685, Class DT, 5.000%, 10/15/23	2,419
100	Series 2685, Class MB, 4.000%, 03/15/17	103
350	Series 2687, Class JH, 5.000%, 10/15/23	396
400	Series 2692, Class QD, 5.000%, 12/15/22	435
180	Series 2694, Class QG, 4.500%, 01/15/29	184
272	Series 2696, Class DG, 5.500%, 10/15/33	302
100	Series 2698, Class PG, 5.000%, 06/15/32	108
500	Series 2699, Class TC, 4.000%, 11/15/18	537
5,000	Series 2701, Class AC, 5.000%, 11/15/23	5,613
130	Series 2707, Class KJ, 5.000%, 11/15/18	140
150	Series 2709, Class PE, 5.000%, 12/15/22	164
130	Series 2725, Class TA, 4.500%, 12/15/33	141
1,380	Series 2733, Class ME, 5.000%, 01/15/34	1,544
414	Series 2744, Class TU, 5.500%, 05/15/32	442
162	Series 2750, Class JB, 4.500%, 02/15/19	172
1,000	Series 2752, Class JB, 4.500%, 02/15/19	1,106
327	Series 2760, Class KT, 4.500%, 09/15/32	345
500	Series 2764, Class TE, 5.000%, 10/15/32	544
1,390	Series 2764, Class UE, 5.000%, 10/15/32	1,520
400	Series 2772, Class VG, 5.000%, 11/15/22	438
150	Series 2773, Class OC, 5.000%, 04/15/19	172
92	Series 2783, Class AB, 4.000%, 10/15/17	94

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	5

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
66	Series 2788, Class DA, 5.000%, 10/15/22	69
1,967	Series 2804, Class AM, 5.000%, 03/15/34	2,194
342	Series 2827, Class TE, 5.000%, 04/15/33	375
510	Series 2828, Class JE, 4.500%, 07/15/19	558
100	Series 2843, Class BC, 5.000%, 08/15/19	111
1,600	Series 2852, Class NY, 5.000%, 09/15/33	1,772
635	Series 2864, Class NB, 5.500%, 07/15/33	715
584	Series 2875, Class HB, 4.000%, 10/15/19	632
123	Series 2886, Class HE, 5.000%, 01/15/33	132
305	Series 2888, Class CG, 5.000%, 08/15/33	333
390	Series 2890, Class PD, 5.000%, 03/15/33	425
255	Series 2891, Class LD, 5.000%, 08/15/33	274
700	Series 2896, Class VB, 5.000%, 12/15/25	768
180	Series 2898, Class PE, 5.000%, 05/15/33	197
850	Series 2899, Class HB, 4.000%, 12/15/19	927
200	Series 2899, Class KB, 4.500%, 03/15/19	212
340	Series 2904, Class PD, 5.500%, 03/15/33	368
500	Series 2910, Class BE, 4.500%, 12/15/19	550
383	Series 2920, Class KT, 4.500%, 01/15/20	427
100	Series 2921, Class MD, 5.000%, 06/15/33	105
285	Series 2928, Class NE, 5.000%, 04/15/33	310
500	Series 2929, Class KG, 4.500%, 02/15/20	553
1,000	Series 2934, Class KG, 5.000%, 02/15/35	1,116
255	Series 2948, Class YD, 5.500%, 08/15/33	271
1,000	Series 2957, Class VW, 5.000%, 08/15/24	1,103
1,000	Series 2958, Class ME, 5.500%, 10/15/33	1,097
100	Series 2966, Class XD, 5.500%, 09/15/33	108
520	Series 2968, Class MD, 5.500%, 12/15/33	576
500	Series 2981, Class BC, 4.500%, 05/15/20	553
8,500	Series 2987, Class KG, 5.000%, 12/15/34	9,322
200	Series 2988, Class TY, 5.500%, 06/15/25	225
5,000	Series 2989, Class TG, 5.000%, 06/15/25	5,545
443	Series 2993, Class PM, 4.500%, 05/15/35	463
251	Series 3004, Class HK, 5.500%, 07/15/35	266
195	Series 3017, Class MK, 5.000%, 12/15/34	212
541	Series 3028, Class ME, 5.000%, 02/15/34	598
380	Series 3036, Class TE, 5.500%, 12/15/34	424
2,770	Series 3037, Class ND, 5.000%, 01/15/34	3,048
449	Series 3057, Class PE, 5.500%, 11/15/34	505
1,000	Series 3059, Class CE, 5.000%, 02/15/34	1,099
125	Series 3059, Class PC, 5.500%, 01/15/32	129
4,000	Series 3062, Class HE, 5.000%, 01/15/34	4,406
1,000	Series 3067, Class PK, 5.500%, 05/15/34	1,110
165	Series 3077, Class TO, PO, 04/15/35	154
500	Series 3078, Class PD, 5.500%, 07/15/34	556

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
151	Series 3080, Class VB, 5.000%, 06/15/25	170
126	Series 3082, Class PW, 5.500%, 12/15/35	140
4,500	Series 3084, Class BH, 5.500%, 12/15/35	5,120
177	Series 3087, Class JB, 5.500%, 03/15/24	184
500	Series 3087, Class KX, 5.500%, 12/15/25	564
600	Series 3095, Class GB, 5.000%, 04/15/24	628
121	Series 3098, Class KE, 5.500%, 09/15/34	134
3,601	Series 3098, Class KG, 5.500%, 01/15/36	4,097
3,800	Series 3102, Class CE, 5.500%, 01/15/26	4,366
100	Series 3115, Class MB, 5.500%, 12/15/20	103
300	Series 3121, Class JD, 5.500%, 03/15/26	335
495	Series 3123, Class HT, 5.000%, 03/15/26	558
200	Series 3128, Class BD, 5.000%, 03/15/30	208
1,775	Series 3128, Class BE, 5.000%, 05/15/33	1,945
420	Series 3130, Class QD, 5.500%, 07/15/34	463
360	Series 3135, Class JC, 6.000%, 08/15/33	390
570	Series 3136, Class CO, 0.000%, 04/15/36	524
500	Series 3145, Class AJ, 5.500%, 04/15/36	561
212	Series 3147, Class YE, 5.500%, 07/15/24	220
735	Series 3150, Class EQ, 5.000%, 05/15/26	825
100	Series 3151, Class PD, 6.000%, 11/15/34	109
60	Series 3164, Class QV, 6.500%, 03/15/17	64
1,228	Series 3165, Class JD, 5.500%, 08/15/34	1,356
435	Series 3165, Class ND, 5.500%, 10/15/34	462
123	Series 3166, Class GB, 6.000%, 06/15/21	125
1,076	Series 3184, Class PD, 5.500%, 07/15/34	1,160
360	Series 3204, Class NV, 5.000%, 08/15/17	396
335	Series 3216, Class JA, 5.500%, 11/15/24	344
1,500	Series 3219, Class PD, 6.000%, 11/15/35	1,706
319	Series 3261, Class MA, 5.500%, 01/15/17	335
455	Series 3270, Class AT, 5.500%, 01/15/37	499
100	Series 3272, Class PA, 6.000%, 02/15/37	112
2,000	Series 3289, Class ND, 5.500%, 06/15/35	2,227
7,400	Series 3294, Class DB, 4.500%, 03/15/22	8,185
384	Series 3312, Class LB, 5.500%, 11/15/25	406
750	Series 3334, Class CD, 6.000%, 07/15/34	803
500	Series 3337, Class MD, 5.500%, 06/15/27	562
100	Series 3348, Class HT, 6.000%, 07/15/37	114
1,165	Series 3349, Class HE, 5.500%, 07/15/36	1,313
100	Series 3372, Class BD, 4.500%, 10/15/22	111
338	Series 3414, Class A, 4.500%, 07/15/22	355
485	Series 3476, Class VB, 5.500%, 02/15/27	530
350	Series 3493, Class LA, 4.000%, 10/15/23	380
221	Series 3508, Class PK, 4.000%, 02/15/39	233
245	Series 3513, Class A, 4.500%, 02/15/39	267

SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
545	Series 3521, Class B, 4.000%, 04/15/24	578
250	Series 3544, Class BC, 4.000%, 06/15/24	270
5,000	Series 3562, Class JC, 4.000%, 08/15/24	5,390
5,000	Series 3563, Class BD, 4.000%, 08/15/24	5,378
175	Series 3563, Class LB, 4.000%, 08/15/29	184
265	Series 3571, Class MY, 4.000%, 09/15/24	283
3,000	Series 3575, Class EB, 4.000%, 09/15/24	3,249
800	Series 3578, Class KB, 4.000%, 09/15/24	864
407	Series 3593, Class PC, 5.000%, 05/15/38	453
3,053	Series 3605, Class NB, 5.500%, 06/15/37	3,426
318	Series 3652, Class A, 4.500%, 11/15/24	338
530	Series 3653, Class B, 4.500%, 04/15/30	578
7,846	Series 3653, Class HJ, 5.000%, 04/15/40	8,647
135	Series 3659, Class BD, 5.000%, 01/15/37	149
530	Series 3659, Class VG, 5.000%, 09/15/34	595
185	Series 3677, Class KB, 4.500%, 05/15/40	202
225	Series 3688, Class GT, VAR, 7.157%, 11/15/46	261
140	Series 3715, Class PC, 4.500%, 08/15/40	148
3,130	Series 3740, Class BP, 4.500%, 04/15/38	3,408
944	Series 3747, Class HI, IO, 4.500%, 07/15/37	139
1,910	Series 3747, Class PA, 4.000%, 04/15/38	2,040
505	Series 3755, Class ML, 5.500%, 06/15/29	556
3,896	Series 3819, Class ZQ, 6.000%, 04/15/36	4,526
2,800	Series 3874, Class DW, 3.500%, 06/15/21	2,936
197	Federal National Mortgage Association Interest STRIPS, Series 293, Class 1, PO, 12/01/24	186
	Federal National Mortgage Association REMICS,
846	Series 1997-57, Class PN, 5.000%, 09/18/27	908
601	Series 1999-51, Class PH, 6.000%, 10/25/29	655
70	Series 2002-24, Class AJ, 6.000%, 04/25/17	77
1,037	Series 2002-75, Class GB, 5.500%, 11/25/32	1,161
335	Series 2002-85, Class PE, 5.500%, 12/25/32	375
300	Series 2003-5, Class EQ, 5.500%, 02/25/23	344
454	Series 2003-21, Class OU, 5.500%, 03/25/33	504
92	Series 2003-22, Class UH, 4.000%, 12/25/32	96
100	Series 2003-23, Class CH, 5.000%, 04/25/33	111
154	Series 2003-28, Class KA, 4.250%, 03/25/22	157
62	Series 2003-32, Class BW, 5.500%, 03/25/32	65
925	Series 2003-41, Class BK, 5.000%, 05/25/18	1,037
400	Series 2003-48, Class TC, 5.000%, 06/25/23	451
609	Series 2003-55, Class HY, 5.000%, 06/25/23	677
787	Series 2003-63, Class YB, 5.000%, 07/25/33	871
298	Series 2003-64, Class VC, 5.000%, 03/25/16	311
1,321	Series 2003-69, Class N, 5.000%, 07/25/33	1,452

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
230	Series 2003-80, Class QG, 5.000%, 08/25/33	259
65	Series 2003-81, Class CB, 4.750%, 09/25/18	68
600	Series 2003-84, Class GE, 4.500%, 09/25/18	656
180	Series 2003-85, Class QD, 5.500%, 09/25/33	207
1,154	Series 2003-86, Class VH, 5.500%, 04/25/22	1,265
200	Series 2003-87, Class TJ, 4.500%, 09/25/18	216
224	Series 2003-90, Class LA, 4.250%, 02/25/22	229
363	Series 2003-94, Class CE, 5.000%, 10/25/33	386
59	Series 2003-109, Class BT, 4.500%, 08/25/22	62
265	Series 2003-113, Class KA, 4.500%, 11/25/18	275
5,000	Series 2003-129, Class ME, 5.000%, 08/25/23	5,480
113	Series 2003-131, Class CG, 5.500%, 05/25/33	121
813	Series 2003-134, Class MH, 5.000%, 06/25/33	869
495	Series 2004-30, Class CK, 4.500%, 05/25/19	509
1,000	Series 2004-44, Class KT, 6.000%, 06/25/24	1,179
909	Series 2004-53, Class NC, 5.500%, 07/25/24	974
1,815	Series 2004-70, Class EB, 5.000%, 10/25/24	2,009
186	Series 2004-81, Class HA, 4.250%, 10/25/24	196
98	Series 2004-89, Class MA, 4.250%, 09/25/24	100
212	Series 2004-91, Class VL, 5.000%, 05/25/23	232
1,533	Series 2005-5, Class CK, 5.000%, 01/25/35	1,640
259	Series 2005-28, Class BC, 5.000%, 03/25/31	270
4,452	Series 2005-29, Class WC, 4.750%, 04/25/35	4,879
1,400	Series 2005-33, Class QD, 5.000%, 01/25/34	1,541
9,225	Series 2005-44, Class PE, 5.000%, 07/25/33	10,116
1,000	Series 2005-46, Class CE, 5.000%, 03/25/24	1,076
100	Series 2005-48, Class TD, 5.500%, 06/25/35	114
865	Series 2005-51, Class ND, 5.500%, 11/25/33	945
1,000	Series 2005-53, Class MJ, 5.500%, 06/25/35	1,138
460	Series 2005-58, Class EP, 5.500%, 07/25/35	512
191	Series 2005-62, Class CP, 4.750%, 07/25/35	208
100	Series 2005-68, Class BE, 5.250%, 08/25/35	116
1,032	Series 2005-68, Class PG, 5.500%, 08/25/35	1,163
336	Series 2005-84, Class TK, 5.250%, 09/25/35	375
1,120	Series 2005-86, Class AX, 5.500%, 10/25/35	1,230
269	Series 2005-91, Class DA, 4.500%, 10/25/20	290
580	Series 2005-101, Class ND, 5.000%, 06/25/34	637
1,375	Series 2005-102, Class PG, 5.000%, 11/25/35	1,532
436	Series 2005-110, Class GJ, 5.500%, 11/25/30	456
150	Series 2005-110, Class GL, 5.500%, 12/25/35	173
163	Series 2005-110, Class MB, 5.500%, 09/25/35	180

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	7

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
142	Series 2005-116, Class PB, 6.000%, 04/25/34	153
291	Series 2005-121, Class V, 4.500%, 06/25/29	317
342	Series 2006-4, Class MB, 6.000%, 01/25/31	353
950	Series 2006-7, Class TD, 6.000%, 04/25/35	1,080
159	Series 2006-9, Class DB, 5.500%, 07/25/29	161
1,085	Series 2006-22, Class CE, 4.500%, 08/25/23	1,196
256	Series 2006-30, Class GA, 5.500%, 07/25/20	273
500	Series 2006-41, Class MC, 5.500%, 07/25/35	558
5,000	Series 2006-44, Class OG, 5.500%, 12/25/34	5,573
1,695	Series 2006-45, Class NW, 5.500%, 01/25/35	1,895
602	Series 2006-49, Class PA, 6.000%, 06/25/36	677
5,000	Series 2006-53, Class CM, 5.000%, 01/25/35	5,490
1,064	Series 2006-56, Class PF, VAR, 0.568%, 07/25/36	1,061
150	Series 2006-57, Class PD, 5.500%, 01/25/35	167
455	Series 2006-63, Class QE, 5.500%, 11/25/32	480
1,735	Series 2006-65, Class TE, 5.500%, 05/25/35	1,962
427	Series 2006-78, Class AV, 6.500%, 05/25/17	446
246	Series 2006-112, Class QA, 5.500%, 03/25/33	257
99	Series 2006-129, Class PB, 5.500%, 04/25/32	102
215	Series 2007-33, Class HE, 5.500%, 04/25/37	241
6,852	Series 2007-63, Class PC, 5.500%, 07/25/36	7,615
215	Series 2007-65, Class KI, IF, IO, 6.402%, 07/25/37	31
548	Series 2007-68, Class KA, 6.000%, 12/25/33	586
1,000	Series 2007-68, Class PB, 5.500%, 06/25/36	1,106
1,500	Series 2007-71, Class GB, 6.000%, 07/25/37	1,758
780	Series 2007-71, Class KP, 5.500%, 07/25/37	867
7,200	Series 2007-76, Class PK, 6.000%, 06/25/36	8,051
640	Series 2007-77, Class TC, 5.500%, 09/25/34	692
405	Series 2007-77, Class TD, 5.500%, 01/25/36	455
3,000	Series 2007-80, Class PB, 5.500%, 05/25/34	3,222
288	Series 2007-113, Class DB, 4.500%, 12/25/22	321
600	Series 2008-65, Class CD, 4.500%, 08/25/23	661
1,815	Series 2008-68, Class VB, 6.000%, 03/25/27	2,021
232	Series 2008-68, Class VJ, 5.500%, 07/25/19	253
825	Series 2008-68, Class VK, 5.500%, 03/25/27	924
2,250	Series 2008-68, Class VN, 5.500%, 03/25/27	2,491
4,500	Series 2008-70, Class BY, 4.000%, 08/25/23	4,902
138	Series 2008-74, Class B, 5.500%, 09/25/38	154
74	Series 2008-85, Class EA, 5.000%, 03/25/26	76
187	Series 2008-89, Class AH, 4.500%, 11/25/34	192
494	Series 2009-20, Class AM, 5.500%, 10/25/36	519

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
241	Series 2009-37, Class KI, IF, IO, 5.782%, 06/25/39	31
390	Series 2009-39, Class LB, 4.500%, 06/25/29	423
5,241	Series 2009-62, Class HJ, 6.000%, 05/25/39	5,822
370	Series 2009-71, Class MB, 4.500%, 09/25/24	409
640	Series 2009-78, Class J, 5.000%, 09/25/19	696
264	Series 2009-86, Class IP, IO, 5.500%, 10/25/39	45
322	Series 2009-86, Class OT, PO, 10/25/37	280
150	Series 2009-86, Class PC, 5.000%, 03/25/37	164
8,164	Series 2009-92, Class AD, 6.000%, 11/25/39	9,095
400	Series 2009-96, Class CB, 4.000%, 11/25/49	416
675	Series 2009-96, Class DB, 4.000%, 11/25/29	727
1,836	Series 2009-112, Class ST, IF, IO, 6.032%, 01/25/40	212
120	Series 2010-9, Class MD, 5.000%, 02/25/38	134
4,134	Series 2010-10, Class MA, 4.500%, 04/25/34	4,383
3,880	Series 2010-22, Class PE, 5.000%, 03/25/40	4,332
925	Series 2010-35, Class SB, IF, IO, 6.202%, 04/25/40	112
5,000	Series 2010-37, Class CY, 5.000%, 04/25/40	5,594
230	Series 2010-48, Class UB, 5.000%, 06/25/36	254
500	Series 2010-54, Class EA, 4.500%, 06/25/40	546
365	Series 2010-56, Class BD, 5.000%, 12/25/38	404
83	Series 2010-64, Class DM, 5.000%, 06/25/40	90
380	Series 2010-64, Class EH, 5.000%, 10/25/35	407
757	Series 2010-111, Class AE, 5.500%, 04/25/38	806
7,968	Series 2010-135, Class HE, 3.000%, 01/25/21	8,282
1,311	Series 2011-22, Class MA, 6.500%, 04/25/38	1,477
3,649	Series 2011-60, Class C, 4.000%, 10/25/39	3,680
3,647	Series 2011-61, Class V, 4.500%, 08/25/22	4,009
3,000	Series 2011-75, Class BL, 3.500%, 08/25/21	3,204
	Federal National Mortgage Association, Other,
1,732	Series 2011-M2, Class A2, 3.645%, 07/25/21	1,758
3,729	Series 2011-M4, Class A1, 2.548%, 06/25/21	3,759
	Government National Mortgage Association,
139	Series 2002-44, Class JC, 6.000%, 07/20/32	162
420	Series 2002-79, Class KL, 5.500%, 11/20/32	487
164	Series 2002-88, Class PH, 5.500%, 12/16/31	177
100	Series 2003-10, Class KJ, 5.500%, 02/20/33	115
300	Series 2003-29, Class PD, 5.500%, 04/16/33	347
1,000	Series 2003-33, Class NE, 5.500%, 04/16/33	1,135
277	Series 2003-40, Class TD, 5.000%, 03/20/33	302
294	Series 2003-65, Class AP, 5.500%, 08/20/33	334
2,000	Series 2003-77, Class TK, 5.000%, 09/16/33	2,235

SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
445	Series 2004-16, Class GC, 5.500%, 02/20/34	518
109	Series 2004-54, Class BG, 5.500%, 07/20/34	124
200	Series 2004-75, Class NG, 5.500%, 09/20/33	215
453	Series 2004-93, Class PD, 5.000%, 11/16/34	516
400	Series 2004-101, Class BE, 5.000%, 11/20/34	457
350	Series 2005-11, Class PL, 5.000%, 02/20/35	400
1,868	Series 2005-26, Class XY, 5.500%, 03/20/35	2,156
982	Series 2005-33, Class AY, 5.500%, 04/16/35	1,123
200	Series 2005-49, Class B, 5.500%, 06/20/35	228
210	Series 2005-51, Class DC, 5.000%, 07/20/35	220
106	Series 2005-56, Class BD, 5.000%, 07/20/35	119
1,241	Series 2006-38, Class SG, IF, IO, 6.437%, 09/20/33	116
207	Series 2007-26, Class SW, IF, IO, 5.987%, 05/20/37	33
526	Series 2007-37, Class LB, 5.500%, 06/16/37	572
320	Series 2007-79, Class BL, 5.750%, 08/20/37	370
450	Series 2008-7, Class PQ, 5.000%, 02/20/38	514
815	Series 2008-9, Class PW, 5.250%, 02/20/38	910
132	Series 2008-23, Class YA, 5.250%, 03/20/38	142
125	Series 2008-30, Class AB, 4.200%, 02/20/37	130
329	Series 2008-31, Class PK, 4.000%, 06/20/36	343
1,932	Series 2008-33, Class PB, 5.500%, 04/20/38	2,145
177	Series 2008-34, Class PG, 5.250%, 04/20/38	201
400	Series 2008-35, Class NF, 5.000%, 04/20/38	447
365	Series 2008-38, Class BE, 5.000%, 07/16/36	407
665	Series 2008-38, Class BG, 5.000%, 05/16/38	760
655	Series 2008-56, Class PX, 5.500%, 06/20/38	747
1,372	Series 2008-58, Class PD, 5.500%, 08/16/37	1,559
1,000	Series 2008-58, Class PE, 5.500%, 07/16/38	1,168
24	Series 2008-62, Class SA, IF, IO, 5.937%, 07/20/38	3
933	Series 2008-76, Class US, IF, IO, 5.687%, 09/20/38	123
898	Series 2008-95, Class DS, IF, IO, 7.087%, 12/20/38	157
1,274	Series 2009-14, Class AG, 4.500%, 03/20/39	1,372
476	Series 2009-15, Class NA, 5.000%, 12/20/38	513
274	Series 2009-61, Class AP, 4.000%, 08/20/39	287
2,182	Series 2009-72, Class SM, IF, IO, 6.042%, 08/16/39	286
1,244	Series 2009-106, Class ST, IF, IO, 5.787%, 02/20/38	180
175	Series 2010-7, Class EA, 5.000%, 06/16/38	195
611	Series 2010-14, Class QP, 6.000%, 12/20/39	667
773	Series 2010-51, Class DA, 5.000%, 01/20/40	791

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
778	Series 2010-157, Class OP, PO, 12/20/40	613
5,899	Series 2011-97, Class WA, VAR, 6.069%, 11/20/38	6,689
303	NCUA Guaranteed Notes, Series 2010-C1, Class APT, 2.650%, 10/29/20	315

		374,626

	Non-Agency CMO — 1.1%
550	Banc of America Mortgage Securities, Inc., Series 2003-3, Class 1A7, 5.500%, 05/25/33	564
383	Citicorp Mortgage Securities, Inc., Series 2004-4, Class A4, 5.500%, 06/25/34	400
	Citigroup Mortgage Loan Trust, Inc.,
199	Series 2003-1, Class 3A4, 5.250%, 09/25/33	209
235	Series 2004-HYB4, Class WA, VAR, 2.934%, 12/25/34	221
221	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-8, Class 2A1, 4.500%, 06/25/19	225
	Credit Suisse Mortgage Capital Certificates,
396	Series 2010-1R, Class 5A1, VAR, 5.000%, 01/27/36 (e)	412
1,671	Series 2011-7R, Class A1, VAR, 1.471%, 08/28/47 (e)	1,670
201	CS First Boston Mortgage Securities Corp., Series 2003-27, Class 5A4, 5.250%, 11/25/33	207
1,002	GMAC Mortgage Corp. Loan Trust, Series 2004-J5, Class A7, 6.500%, 01/25/35	1,055
1,637	GSR Mortgage Loan Trust, Series 2004-6F, Class 2A4, 5.500%, 05/25/34	1,704
	JP Morgan Mortgage Trust,
2,835	Series 2006-A2, Class 5A3, VAR, 2.903%, 11/25/33	2,746
437	Series 2007-A1, Class 5A5, VAR, 2.907%, 07/25/35	410
114	MASTR Alternative Loans Trust, Series 2004-5, Class 5A1, 4.750%, 06/25/19	117
233	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4A, VAR, 5.651%, 04/25/34	235
561	PHH Mortgage Capital LLC, Series 2008-CIM2, Class 5A1, 6.000%, 07/25/38	575
92	Prime Mortgage Trust, Series 2004-2, Class A2, 4.750%, 11/25/19	95
104	Residential Accredit Loans, Inc., Series 2004-QS3, Class CB, 5.000%, 03/25/19	105

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	9

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
64	WaMu Mortgage Pass-Through Certificates, Series 2003-S6, Class 2A1, 5.000%, 07/25/18	67

		11,017

	Total Collateralized Mortgage Obligations (Cost $380,001)	385,643

Commercial Mortgage-Backed Securities — 1.2%
	Banc of America Commercial Mortgage, Inc.,
200	Series 2005-3, Class AM, 4.727%, 07/10/43	193
50	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	54
200	Series 2006-5, Class A4, 5.414%, 09/10/47	211
1,300	Bear Stearns Commercial Mortgage Securities, Series 2004-PWR4, Class A3, VAR, 5.468%, 06/11/41	1,399
400	Citigroup Commercial Mortgage Trust, Series 2005-C3, Class AM, VAR, 4.830%, 05/15/43	382
50	CW Capital Cobalt Ltd., Series 2006-C1, Class A4, 5.223%, 08/15/48	53
1,000	GE Capital Commercial Mortgage Corp., Series 2005-C1, Class AJ, VAR, 4.826%, 06/10/48	896
1,000	GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6, VAR, 5.396%, 08/10/38	1,066
1,400	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB11, Class AJ, VAR, 5.457%, 08/12/37	1,262
1,878	LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4, 4.367%, 03/15/36	1,968
42,351	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class XC, IO, VAR, 0.346%, 12/12/49 (e)	540
	Morgan Stanley Capital I,
1,000	Series 2004-HQ4, Class A7, 4.970%, 04/14/40	1,061
67,288	Series 2007-HQ11, Class X, IO, VAR, 0.404%, 02/12/44 (e)	562
1,500	Morgan Stanley Reremic Trust, Series 2009-IO, Class A2, 5.000%, 07/17/56 (e)	1,545
1,082	WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A1, 1.988%, 03/15/44 (e)	1,098

	Total Commercial Mortgage-Backed Securities (Cost $12,679)	12,290

Corporate Bonds — 22.2%
	Consumer Discretionary — 1.2%
	Auto Components — 0.1%
	Johnson Controls, Inc.,
1,135	4.250%, 03/01/21	1,183

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Auto Components — Continued
40	5.000%, 03/30/20	44

		1,227

	Automobiles — 0.0% (g)
450	Daimler Finance North America LLC, 6.500%, 11/15/13	498

	Household Durables — 0.0% (g)
83	Newell Rubbermaid, Inc., 4.700%, 08/15/20	86

	Media — 1.1%
	CBS Corp.,
30	7.875%, 07/30/30	37
200	8.875%, 05/15/19	258
450	Comcast Cable Communications LLC, 8.875%, 05/01/17	587
	Comcast Corp.,
400	5.700%, 07/01/19	467
335	5.900%, 03/15/16	388
335	6.500%, 01/15/17	398
550	Cox Communications, Inc., 5.450%, 12/15/14	613
287	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.000%, 03/01/21	309
422	Discovery Communications LLC, 4.375%, 06/15/21	437
	News America, Inc.,
30	7.250%, 05/18/18	35
600	7.430%, 10/01/26	692
400	7.600%, 10/11/15	462
200	7.700%, 10/30/25	246
	Time Warner Cable, Inc.,
500	4.125%, 02/15/21	502
50	8.250%, 04/01/19	63
3,425	8.750%, 02/14/19	4,433
500	Time Warner Entertainment Co. LP, 8.375%, 07/15/33	644

		10,571

	Total Consumer Discretionary	12,382

	Consumer Staples — 1.2%
	Beverages — 0.3%
773	Anheuser-Busch InBev Worldwide, Inc., 1.500%, 07/14/14	784
	Coca-Cola Co. (The),
1,000	1.800%, 09/01/16 (e)	1,009
400	4.875%, 03/15/19	462
400	PepsiCo, Inc., 0.800%, 08/25/14	399

		2,654

SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Food & Staples Retailing — 0.3%
1,100	CVS Caremark Corp., 4.125%, 05/15/21	1,115
	Kroger Co. (The),
92	5.400%, 07/15/40	94
700	6.150%, 01/15/20	836
1,000	6.400%, 08/15/17	1,196

		3,241

	Food Products — 0.4%
	Bunge Ltd. Finance Corp.,
40	5.875%, 05/15/13	42
1,192	8.500%, 06/15/19	1,520
	Cargill, Inc.,
400	6.000%, 11/27/17 (e)	476
1,000	7.350%, 03/06/19 (e)	1,266
100	General Mills, Inc., 5.650%, 02/15/19	118
513	Kellogg Co., 3.250%, 05/21/18	534
	Kraft Foods, Inc.,
50	6.500%, 08/11/17	60
425	7.000%, 08/11/37	517

		4,533

	Household Products — 0.2%
1,800	Procter & Gamble Co. (The), 1.450%, 08/15/16	1,795

	Total Consumer Staples	12,223

	Energy — 0.9%
	Energy Equipment & Services — 0.2%
750	Halliburton Co., 8.750%, 02/15/21	1,057
	Transocean, Inc., (Cayman Islands),
100	6.500%, 11/15/20	114
460	7.375%, 04/15/18	545

		1,716

	Oil, Gas & Consumable Fuels — 0.7%
50	Anadarko Petroleum Corp., 8.700%, 03/15/19	64
	Apache Corp.,
550	6.000%, 09/15/13	607
400	6.900%, 09/15/18	507
	Canadian Natural Resources Ltd., (Canada),
800	5.700%, 05/15/17	935
500	5.900%, 02/01/18	591
375	ConocoPhillips Holding Co., 6.950%, 04/15/29	478
1,250	Devon Energy Corp., 6.300%, 01/15/19	1,520
550	EnCana Corp., (Canada), 5.900%, 12/01/17	637
139	Occidental Petroleum Corp., 1.750%, 02/15/17	138

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — Continued
	Shell International Finance B.V., (Netherlands),
44	3.100%, 06/28/15	47
1,555	4.300%, 09/22/19	1,720
40	4.375%, 03/25/20	44
200	Suncor Energy, Inc., (Canada), 6.100%, 06/01/18	232
	Total Capital S.A., (France),
240	2.300%, 03/15/16	248
148	4.125%, 01/28/21	159

		7,927

	Total Energy	9,643

	Financials — 11.1%
	Capital Markets — 2.6%
	Bank of New York Mellon Corp. (The),
80	2.950%, 06/18/15	83
1,340	4.150%, 02/01/21	1,418
155	4.600%, 01/15/20	169
200	BlackRock, Inc., 6.250%, 09/15/17	235
40	Charles Schwab Corp. (The), 4.950%, 06/01/14	44
	Credit Suisse USA, Inc.,
80	5.125%, 01/15/14	85
350	5.850%, 08/16/16	394
	Goldman Sachs Group, Inc. (The),
90	3.625%, 02/07/16	90
112	3.700%, 08/01/15	113
196	5.250%, 07/27/21	199
900	5.375%, 03/15/20	914
1,500	6.000%, 06/15/20	1,601
4,845	7.500%, 02/15/19	5,534
1,600	Jefferies Group, Inc., 8.500%, 07/15/19	1,931
200	Macquarie Group Ltd., (Australia), 7.300%, 08/01/14 (e)	222
	Merrill Lynch & Co., Inc.,
600	6.400%, 08/28/17	615
2,000	6.875%, 04/25/18	2,076
	Morgan Stanley,
323	3.450%, 11/02/15	313
50	5.300%, 03/01/13	52
1,000	5.450%, 01/09/17	1,025
331	5.500%, 07/24/20	324
140	5.500%, 07/28/21	140
2,500	5.625%, 09/23/19	2,541
370	5.750%, 01/25/21	381
1,400	6.000%, 04/28/15	1,465

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	11

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Capital Markets — Continued
1,700	7.300%, 05/13/19	1,899
	Nomura Holdings, Inc., (Japan),
275	4.125%, 01/19/16	282
300	5.000%, 03/04/15	316
1,900	UBS AG, (Switzerland), 5.750%, 04/25/18	2,025

		26,486

	Commercial Banks — 3.6%
400	Bank of Nova Scotia, (Canada), 4.375%, 01/13/21	434
	Barclays Bank plc, (United Kingdom),
250	5.125%, 01/08/20	252
475	5.200%, 07/10/14	500
2,650	6.750%, 05/22/19	2,912
	BB&T Corp.,
319	2.050%, 04/28/14	323
705	3.200%, 03/15/16	720
100	3.850%, 07/27/12 (m)	103
60	3.950%, 04/29/16	64
500	5.200%, 12/23/15	546
	Credit Suisse, (Switzerland),
250	4.375%, 08/05/20	246
1,000	5.400%, 01/14/20	996
3,900	6.000%, 02/15/18	4,111
500	Deutsche Bank AG, (Germany), 3.250%, 01/11/16	502
300	Deutsche Bank Financial LLC, 5.375%, 03/02/15	309
1,400	DnB NOR Boligkreditt, (Norway), 2.100%, 10/14/15 (e)	1,433
1,400	Fifth Third Bancorp, 3.625%, 01/25/16	1,419
	HSBC Bank plc, (United Kingdom),
946	1.625%, 07/07/14 (e)	957
523	3.100%, 05/24/16 (e)	532
1,100	4.750%, 01/19/21 (e)	1,140
1,000	HSBC Holdings plc, (United Kingdom), 5.100%, 04/05/21	1,073
900	KeyCorp, 6.500%, 05/14/13	967
	Manufacturers & Traders Trust Co.,
1,000	6.625%, 12/04/17	1,176
700	VAR, 1.746%, 04/01/13	699
1,000	National Australia Bank Ltd., (Australia), 3.000%, 07/27/16 (e)	1,012
250	National Bank of Canada, (Canada), 1.650%, 01/30/14 (e)	255

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Commercial Banks — Continued
	National City Corp.,
400	4.900%, 01/15/15	436
100	6.875%, 05/15/19	115
591	Nordea Bank AB, (Sweden), 4.875%, 05/13/21 (e)	539
	PNC Funding Corp.,
100	3.000%, 05/19/14	104
50	5.125%, 02/08/20	55
50	5.250%, 11/15/15	55
50	5.625%, 02/01/17	56
725	6.700%, 06/10/19	867
	Rabobank Nederland N.V., (Netherlands),
114	2.125%, 10/13/15	115
350	4.500%, 01/11/21	375
	SunTrust Banks, Inc.,
800	3.600%, 04/15/16	804
280	5.250%, 11/05/12	292
706	Svenska Handelsbanken AB, (Sweden), 3.125%, 07/12/16	714
1,041	Toronto-Dominion Bank (The), (Canada), 2.500%, 07/14/16	1,071
	U.S. Bancorp,
60	2.450%, 07/27/15	62
732	4.125%, 05/24/21	774
	Wachovia Bank N.A.,
500	5.000%, 08/15/15	539
1,000	6.000%, 11/15/17	1,126
	Wachovia Corp.,
1,000	5.750%, 06/15/17	1,133
3,895	5.750%, 02/01/18	4,457

		36,370

	Consumer Finance — 0.8%
400	American Express Centurion Bank, 6.000%, 09/13/17	461
	American Express Co.,
200	6.150%, 08/28/17	229
1,820	7.000%, 03/19/18	2,167
1,450	American Honda Finance Corp., 7.625%, 10/01/18 (e)	1,859
2,800	Capital One Bank USA N.A., 8.800%, 07/15/19	3,458
460	HSBC Finance Corp., 5.000%, 06/30/15	486

		8,660

	Diversified Financial Services — 3.2%
	Bank of America Corp.,
360	3.625%, 03/17/16	351

SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Diversified Financial Services — Continued
1,050	4.900%, 05/01/13	1,075
865	5.625%, 07/01/20	876
585	5.650%, 05/01/18	597
600	7.375%, 05/15/14	657
2,600	7.625%, 06/01/19	2,937
650	BHP Billiton Finance USA Ltd., (Australia), 5.500%, 04/01/14	724
800	BP Capital Markets plc, (United Kingdom), 3.875%, 03/10/15	853
675	Caterpillar Financial Services Corp., 7.150%, 02/15/19	865
	Citigroup, Inc.,
619	4.587%, 12/15/15	643
490	4.750%, 05/19/15	511
829	5.375%, 08/09/20	880
5,400	8.500%, 05/22/19	6,601
131	CME Group, Inc., 5.750%, 02/15/14	145
315	ERAC USA Finance LLC, 4.500%, 08/16/21 (e)	321
	FUEL Trust,
757	3.984%, 06/15/16 (e)	755
240	4.207%, 04/15/16 (e)	241
	General Electric Capital Corp.,
337	2.250%, 11/09/15	339
125	4.375%, 09/16/20	127
6,700	4.625%, 01/07/21	6,908
331	5.300%, 02/11/21	352
1,600	5.500%, 01/08/20	1,765
80	5.625%, 09/15/17	89
850	5.625%, 05/01/18	942
70	5.875%, 01/14/38	71
1,061	GTP Acquisition Partners I LLC, 4.347%, 06/15/16 (e)	1,082
650	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	930

		31,637

	Insurance — 0.8%
500	Aflac, Inc., 8.500%, 05/15/19	621
	AON Corp.,
621	3.125%, 05/27/16	622
94	3.500%, 09/30/15	98
1,372	ASIF Global Financing XIX, 4.900%, 01/17/13 (e)	1,413
	Berkshire Hathaway Finance Corp.,
267	2.450%, 12/15/15	275
2,160	5.400%, 05/15/18	2,468

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Insurance — Continued
	CNA Financial Corp.,
50	5.850%, 12/15/14	54
860	5.875%, 08/15/20	897
420	6.500%, 08/15/16	464
268	Lincoln National Corp., 4.850%, 06/24/21	260
400	Metropolitan Life Global Funding I, 3.125%, 01/11/16 (e)	416
800	New York Life Global Funding, 5.375%, 09/15/13 (e)	867

		8,455

	Real Estate Investment Trusts (REITs) — 0.1%
200	Simon Property Group LP, 6.125%, 05/30/18	225
700	WEA Finance LLC/WT Finance Aust Pty Ltd., 6.750%, 09/02/19 (e)	794

		1,019

	Thrifts & Mortgage Finance — 0.0% (g)
400	Countrywide Financial Corp., 6.250%, 05/15/16	404

	Total Financials	113,031

	Health Care — 0.3%
	Biotechnology — 0.1%
1,350	Amgen, Inc., 4.100%, 06/15/21	1,421

	Health Care Providers & Services — 0.2%
1,250	Medco Health Solutions, Inc., 7.125%, 03/15/18	1,495

	Total Health Care	2,916

	Industrials — 1.9%
	Aerospace & Defense — 0.4%
1,200	Honeywell International, Inc., 4.250%, 03/01/21	1,316
850	Lockheed Martin Corp., 4.250%, 11/15/19	929
325	Northrop Grumman Corp., 5.050%, 08/01/19	370
1,550	United Technologies Corp., 6.125%, 02/01/19	1,923

		4,538

	Airlines — 0.1%
109	American Airlines, 2011-1 Class A Pass-Through Trust, 5.250%, 01/31/21	101
379	Continental Airlines, 2007-1 Class A Pass-Through Trust, 5.983%, 04/19/22	385
59	Delta Air Lines, 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	57
104	Delta Air Lines, 2011-1 Class A Pass-Through Trust, 5.300%, 04/15/19	102

		645

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	13

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Commercial Services & Supplies — 0.1%
	Pitney Bowes, Inc.,
200	5.000%, 03/15/15	216
100	6.250%, 03/15/19	115
	Waste Management, Inc.,
242	4.600%, 03/01/21	262
150	4.750%, 06/30/20	162

		755

	Industrial Conglomerates — 0.2%
480	Koninklijke Philips Electronics N.V., (Netherlands), 5.750%, 03/11/18	554
1,000	Tyco International Ltd./Tyco International Finance S.A., (Switzerland), 7.000%, 12/15/19	1,220

		1,774

	Machinery — 0.3%
	Caterpillar, Inc.,
900	3.900%, 05/27/21	960
30	7.900%, 12/15/18	40
784	Danaher Corp., 3.900%, 06/23/21	834
700	Deere & Co., 4.375%, 10/16/19	781

		2,615

	Road & Rail — 0.8%
	Burlington Northern Santa Fe LLC,
125	3.600%, 09/01/20	125
2,000	4.100%, 06/01/21	2,103
	CSX Corp.,
3,000	6.250%, 03/15/18	3,606
230	7.375%, 02/01/19	290
300	Norfolk Southern Corp., 7.800%, 05/15/27	408
	Ryder System, Inc.,
535	3.500%, 06/01/17	552
100	3.600%, 03/01/16	104
	Union Pacific Corp.,
1,931	4.163%, 07/15/22 (e)	2,049
142	5.450%, 01/31/13	151

		9,388

	Total Industrials	19,715

	Information Technology — 1.0%
	Communications Equipment — 0.0% (g)
	Cisco Systems, Inc.,
180	4.450%, 01/15/20	197
250	5.500%, 02/22/16	289

		486

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Computers & Peripherals — 0.4%
1,400	Dell, Inc., 4.625%, 04/01/21	1,479
	Hewlett-Packard Co.,
1,100	4.750%, 06/02/14	1,198
30	6.125%, 03/01/14	33
	International Business Machines Corp.,
629	1.950%, 07/22/16	638
40	8.375%, 11/01/19	56

		3,404

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
350	3.375%, 11/01/15	362
155	6.000%, 04/01/20	168
200	6.875%, 07/01/13	215
500	7.500%, 01/15/27	575

		1,320

	Internet Software & Services — 0.1%
1,250	eBay, Inc., 3.250%, 10/15/20	1,227

	Office Electronics — 0.1%
1,250	Xerox Corp., 5.625%, 12/15/19	1,401

	Semiconductors & Semiconductor Equipment — 0.1%
837	Texas Instruments, Inc., 2.375%, 05/16/16	864

	Software — 0.2%
185	Intuit, Inc., 5.750%, 03/15/17	213
1,500	Microsoft Corp., 4.200%, 06/01/19	1,654
50	Oracle Corp., 6.500%, 04/15/38	62

		1,929

	Total Information Technology	10,631

	Materials — 0.7%
	Chemicals — 0.6%
	Dow Chemical Co. (The),
89	4.250%, 11/15/20	91
325	5.900%, 02/15/15	364
32	8.550%, 05/15/19	42
	EI du Pont de Nemours & Co.,
200	5.750%, 03/15/19	238
1,500	6.000%, 07/15/18	1,811
	PPG Industries, Inc.,
550	3.600%, 11/15/20	568
50	5.750%, 03/15/13	53
1,325	6.650%, 03/15/18	1,627
25	7.400%, 08/15/19	31

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Chemicals — Continued
	Praxair, Inc.,
100	4.625%, 03/30/15	111
240	5.200%, 03/15/17	280
400	Union Carbide Corp., 7.500%, 06/01/25	465

		5,681

	Construction Materials — 0.0% (g)
309	CRH America, Inc., 6.000%, 09/30/16	342

	Metals & Mining — 0.1%
172	Nucor Corp., 5.850%, 06/01/18	208
	Rio Tinto Finance USA Ltd., (Australia),
38	3.500%, 11/02/20	38
800	4.125%, 05/20/21	841
120	8.950%, 05/01/14	144

		1,231

	Total Materials	7,254

	Telecommunication Services — 1.3%
	Diversified Telecommunication Services — 1.1%
	AT&T, Inc.,
1,500	4.450%, 05/15/21	1,610
1,000	5.500%, 02/01/18	1,150
850	5.600%, 05/15/18	982
1,200	CenturyLink, Inc., 6.450%, 06/15/21	1,169
900	Deutsche Telekom International Finance B.V., (Netherlands), 6.750%, 08/20/18	1,087
50	France Telecom S.A., (France), 8.500%, 03/01/31	67
400	Telecom Italia Capital S.A., (Luxembourg), 6.175%, 06/18/14	404
	Telefonica Emisiones S.A.U., (Spain),
114	5.462%, 02/16/21	110
400	6.221%, 07/03/17	413
	Verizon Communications, Inc.,
1,750	5.500%, 02/15/18	2,030
245	5.550%, 02/15/16	278
2,055	8.750%, 11/01/18	2,783

		12,083

	Wireless Telecommunication Services — 0.2%
1,000	Crown Castle Towers LLC, 3.214%, 08/15/15 (e)	1,025
500	Vodafone Group plc, (United Kingdom), 5.625%, 02/27/17	579

		1,604

	Total Telecommunication Services	13,687

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Utilities — 2.6%
	Electric Utilities — 1.9%
800	Appalachian Power Co., 4.600%, 03/30/21	846
800	CenterPoint Energy Houston Electric LLC, 7.000%, 03/01/14	913
237	Comision Federal de Electricidad, (Mexico), 4.875%, 05/26/21 (e)	244
2,150	Commonwealth Edison Co., 1.625%, 01/15/14	2,171
	Duke Energy Carolinas LLC,
1,250	3.900%, 06/15/21	1,326
50	6.450%, 10/15/32	61
233	Duke Energy Corp., 3.550%, 09/15/21	230
160	Duke Energy Indiana, Inc., 3.750%, 07/15/20	168
400	Enel Finance International N.V., (Luxembourg), 5.125%, 10/07/19 (e)	400
180	Exelon Generation Co. LLC, 4.000%, 10/01/20	179
3,700	Georgia Power Co., 4.250%, 12/01/19	4,016
263	Great Plains Energy, Inc., 4.850%, 06/01/21	277
25	Indiana Michigan Power Co., 7.000%, 03/15/19	31
40	NextEra Energy Capital Holdings, Inc., 7.875%, 12/15/15	48
100	Nisource Finance Corp., 6.800%, 01/15/19	120
50	Pacific Gas & Electric Co., 6.050%, 03/01/34	58
200	PacifiCorp, 5.650%, 07/15/18	236
1,500	Pennsylvania Electric Co., 6.050%, 09/01/17	1,718
490	Progress Energy, Inc., 4.400%, 01/15/21	521
74	Public Service Co. of Colorado, 3.200%, 11/15/20	75
220	Public Service Co. of Oklahoma, 4.400%, 02/01/21	234
25	Public Service Electric & Gas Co., 2.700%, 05/01/15	26
	Southern California Edison Co.,
958	3.875%, 06/01/21	1,027
650	5.500%, 08/15/18	768
1,860	Southwestern Electric Power Co., 6.450%, 01/15/19	2,225
1,500	Southwestern Public Service Co., 8.750%, 12/01/18	2,026
	Spectra Energy Capital LLC,
50	6.200%, 04/15/18	58
70	8.000%, 10/01/19	88

		20,090

	Gas Utilities — 0.1%
30	Atmos Energy Corp., 4.950%, 10/15/14	33

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	15

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Gas Utilities — Continued
843	CenterPoint Energy Resources Corp., 4.500%, 01/15/21 (e)	895
300	TransCanada PipeLines Ltd., (Canada), 7.125%, 01/15/19	381

		1,309

	Multi-Utilities — 0.4%
500	CenterPoint Energy, Inc., 6.500%, 05/01/18	594
350	Dominion Resources, Inc., 5.200%, 08/15/19	401
175	KCP&L Greater Missouri Operations Co., 11.875%, 07/01/12 (m)	190
6	San Diego Gas & Electric Co., 5.350%, 05/15/40	7
	Sempra Energy,
500	2.000%, 03/15/14	508
1,400	9.800%, 02/15/19	1,971

		3,671

	Water Utilities — 0.2%
1,700	American Water Capital Corp., 6.085%, 10/15/17	2,011

	Total Utilities	27,081

	Total Corporate Bonds (Cost $224,453)	228,563

Mortgage Pass-Through Securities — 4.7%
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
13,370	5.500%, 01/01/24 - 02/01/24	14,567
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
4,462	4.500%, 05/01/41	4,717
887	5.000%, 10/01/33	959
28	6.000%, 12/01/36	32
	Federal National Mortgage Association, 15 Year, Single Family,
395	6.000%, 10/01/19 - 01/01/24	429
	Federal National Mortgage Association, 30 Year, Single Family,
562	5.000%, 03/01/36	607
3,259	6.000%, 12/01/32 - 04/01/35	3,652
616	6.500%, 10/01/37 - 10/01/38	695
364	7.000%, 04/01/37	419
	Federal National Mortgage Association, Other,
1,379	2.573%, 10/01/17	1,398
1,500	3.482%, 11/01/20	1,540
3,500	3.492%, 01/01/18	3,681
1,750	3.590%, 10/01/20	1,823

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,000	3.596%, 12/01/20	1,033
4,997	3.730%, 06/01/18	5,386
1,736	3.937%, 01/01/19	1,854
1,299	3.988%, 07/01/21	1,369
1,994	4.474%, 04/01/21	2,231
789	4.515%, 02/01/20	865
995	4.794%, 01/01/21	1,102

	Total Mortgage Pass-Through Securities (Cost $47,318)	48,359

Supranational — 0.1%
641	Corp. Andina de Fomento, 3.750%, 01/15/16 (Cost $646)	654

U.S. Government Agency Securities — 32.8%
38,700	Federal Home Loan Banks, 1.750%, 09/11/15	40,020
	Federal Home Loan Mortgage Corp.,
60,000	1.375%, 02/25/14	61,357
5,000	2.125%, 03/23/12 (m)	5,053
28,800	2.875%, 02/09/15	30,920
8,700	3.750%, 03/27/19	9,779
20,000	4.500%, 01/15/14	21,908
20,000	5.125%, 11/17/17	24,041
	Federal National Mortgage Association,
30,000	0.500%, 10/30/12	30,103
11,000	1.000%, 04/04/12 (m)	11,049
29,000	1.500%, 06/26/13	29,614
25,000	2.625%, 11/20/14	26,642
36,500	4.875%, 12/15/16	42,897
4,700	5.375%, 11/15/11 (m)	4,751

	Total U.S. Government Agency Securities (Cost $328,882)	338,134

SHARES
Short-Term Investment — 5.2%
	Investment Company — 5.2%
53,622	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% † (b) (l) (m) (Cost $53,622)	53,622

	Total Investments — 104.5% (Cost $1,057,174)	1,076,884
	Liabilities in Excess of Other Assets — (4.5)%	(46,047)

	NET ASSETS — 100.0%	$1,030,837

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

Inflation–Linked Swaps (Amounts in thousands)
	RATE TYPE (r)					UPFRONT PREMIUMS (PAID)/ RECEIVED [1]
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	1.740%, at termination	CPI-U at termination	6/24/2014	$15,000	$133	$—
Barclays Bank plc	2.095%, at termination	CPI-U at termination	5/24/2016	7,000	10	—
BNP Paribas S.A.	1.970%, at termination	CPI-U at termination	1/31/2014	47,000	174	—
BNP Paribas S.A.	2.125%, at termination	CPI-U at termination	1/25/2015	60,000	(40)	—
Citibank, N.A.	1.470%, at termination	CPI-U at termination	8/26/2015	40,000	1,380	—
Citibank, N.A.	2.735%, at termination	CPI-U at termination	3/2/2021	15,000	(349)	—
Deutsche Bank AG, New York	1.990%, at termination	CPI-U at termination	6/8/2015	8,000	13	—
Deutsche Bank AG, New York	2.380%, at termination	CPI-U at termination	6/2/2016	120,000	(2,319)	—
Deutsche Bank AG, New York	2.720%, at termination	CPI-U at termination	4/1/2021	21,000	(474)	—
Deutsche Bank AG, New York	2.625%, at termination	CPI-U at termination	6/27/2021	25,000	(505)	—
Morgan Stanley Capital Services	2.610%, at termination	CPI-U at termination	4/28/2016	104,000	(2,716)	—
Morgan Stanley Capital Services	1.970%, at termination	CPI-U at termination	8/30/2016	100,000	21	—
Royal Bank of Scotland	2.050%, at termination	CPI-U at termination	2/16/2014	50,000	(36)	—
Royal Bank of Scotland	2.150%, at termination	CPI-U at termination	2/16/2015	50,000	(168)	—
Royal Bank of Scotland	2.270%, at termination	CPI-U at termination	8/2/2015	77,000	(1,742)	—
Royal Bank of Scotland	2.210%, at termination	CPI-U at termination	6/24/2017	15,000	32	—
UBS Warburg	1.840%, at termination	CPI-U at termination	6/24/2013	25,000	(190)	—
UBS Warburg	1.770%, at termination	CPI-U at termination	6/27/2013	25,000	(164)	—
UBS Warburg	2.438%, at termination	CPI-U at termination	3/2/2016	20,000	(298)	—

					$(7,238)	$—

[1]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

CMO	— Collateralized Mortgage Obligation
GMAC	— General Motors Acceptance Corp.
IF

—  Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of August 31, 2011. The rate may be subject to a cap and floor.

IO

—  Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO

—  Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMICS	— Real Estate Mortgage Investment Conduits
STRIPS

—  Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of August 31, 2011.
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of August 31, 2011.
(b)	— Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.1%.
(l)	— The rate shown is the current yield as of August 31, 2011.
(m)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(r)	— Rates shown are per annum and payments are as described.
†	— Approximately $8,400,000 of this investment is restricted as collateral for swaps to various brokers.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	17

STATEMENT OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2011 (Unaudited)

(Amounts in thousands, except per share amounts)

Inflation Managed Bond Fund
ASSETS:
Investments in non-affiliates, at value	$1,023,262
Investments in affiliates, at value	45,222
Investments in affiliates — restricted, at value	8,400

Total investment securities, at value	1,076,884
Receivables:
Fund shares sold	3,597
Interest and dividends from non-affiliates	6,078
Interest and dividends from affiliates	7
Outstanding swap contracts, at value	1,763

Total Assets	1,088,329

LIABILITIES:
Payables:
Dividends	1,081
Investment securities purchased	46,415
Fund shares redeemed	461
Outstanding swap contracts, at value	9,001
Accrued liabilities:
Investment advisory fees	289
Administration fees	71
Shareholder servicing fees	69
Distribution fees	28
Custodian and accounting fees	18
Trustees’ and Chief Compliance Officer’s fees	2
Other	57

Total Liabilities	57,492

Net Assets	$1,030,837

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

Inflation Managed Bond Fund
NET ASSETS:
Paid in capital	$1,015,305
Accumulated undistributed (distributions in excess of) net investment income	82
Accumulated net realized gains (losses)	2,978
Net unrealized appreciation (depreciation)	12,472

Total Net Assets	$1,030,837

Net Assets:
Class A	$122,515
Class C	3,470
Class R2	14,351
Class R5	55
Class R6	63,350
Select Class	827,096

Total	$1,030,837

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	11,565
Class C	328
Class R2	1,354
Class R5	5
Class R6	5,978
Select Class	78,074

Net Asset Value:
Class A — Redemption price per share	$10.59
Class C — Offering price per share (a)	10.58
Class R2 — Offering and redemption price per share	10.60
Class R5 — Offering and redemption price per share	10.63
Class R6 — Offering and redemption price per share	10.60
Select Class — Offering and redemption price per share	10.59
Class A maximum sales charge	3.75%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$11.00

Cost of investments in non-affiliates	$1,003,552
Cost of investments in affiliates	45,222
Cost of investments in affiliates — restricted	8,400

(a)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	19

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited)

(Amounts in thousands)

Inflation Managed Bond Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$9,366
Dividend income from affiliates	22

Total investment income	9,388

EXPENSES:
Investment advisory fees	1,268
Administration fees	320
Distribution fees:
Class A	109
Class C	8
Class R2	25
Shareholder servicing fees:
Class A	109
Class C	3
Class R2	12
Class R5	— (a)
Select Class	706
Custodian and accounting fees	11
Collateral management fees	7
Professional fees	44
Trustees’ and Chief Compliance Officer’s fees	4
Printing and mailing costs	19
Registration and filing fees	72
Transfer agent fees	24
Other	9

Total expenses	2,750

Less amounts waived	(550)
Less earnings credits	— (a)
Less expense reimbursements	(12)

Net expenses	2,188

Net investment income (loss)	7,200

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	3,025

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	20,454
Swaps	(11,866)

Change in net unrealized appreciation (depreciation)	8,588

Net realized/unrealized gains (losses)	11,613

Change in net assets resulting from operations	$18,813

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Inflation Managed Bond Fund
	Six Months Ended 8/31/2011 (Unaudited)	Period Ended 2/28/2011 (a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$7,200	$2,259
Net realized gain (loss)	3,025	845
Change in net unrealized appreciation (depreciation)	8,588	3,884

Change in net assets resulting from operations	18,813	6,988

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(817)	(45)
From net realized gains	—	(1)
Class C
From net investment income	(15)	(1)
From net realized gains	—	(1)
Class R2
From net investment income	(77)	(1)
From net realized gains	—	— (b)
Class R5
From net investment income	(1)	(47)
From net realized gains	—	(127)
Class R6 (c)
From net investment income	(607)	(180)
From net realized gains	—	— (b)
Select Class
From net investment income	(5,653)	(1,939)
From net realized gains	—	(757)

Total distributions to shareholders	(7,170)	(3,099)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	591,691	423,614

NET ASSETS:
Change in net assets	603,334	427,503
Beginning of period	427,503	—

End of period	$1,030,837	$427,503

Accumulated undistributed (distributions in excess of) net investment income	$82	$52

(a)	Commencement of operations was March 31, 2010.
(b)	Amount rounds to less than $1,000.
(c)	Commencement of offering of class of shares effective November 30, 2010.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	21

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Inflation Managed Bond Fund
	Six Months Ended 8/31/2011 (Unaudited)	Period Ended 2/28/2011 (a)
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$103,034	$28,146
Dividends and distributions reinvested	700	30
Cost of shares redeemed	(10,532)	(168)

Change in net assets from Class A capital transactions	$93,202	$28,008

Class C
Proceeds from shares issued	$3,315	$358
Dividends and distributions reinvested	15	2
Cost of shares redeemed	(168)	(77)

Change in net assets from Class C capital transactions	$3,162	$283

Class R2
Proceeds from shares issued	$15,261	$50
Dividends and distributions reinvested	77	1
Cost of shares redeemed	(1,106)	—

Change in net assets from Class R2 capital transactions	$14,232	$51

Class R5
Proceeds from shares issued	$—	$38,487
Dividends and distributions reinvested	1	174
Cost of shares redeemed	—	(38,197	)(b)

Change in net assets from Class R5 capital transactions	$1	$464

Class R6 (c)
Proceeds from shares issued	$11,880	$52,301	(b)
Dividends and distributions reinvested	607	180
Cost of shares redeemed	(2,502)	(1,114)

Change in net assets from Class R6 capital transactions	$9,985	$51,367

Select Class
Proceeds from shares issued	$500,248	$359,069
Dividends and distributions reinvested	1,841	1,617
Cost of shares redeemed	(30,980)	(17,245)

Change in net assets from Select Class capital transactions	$471,109	$343,441

Total change in net assets from capital transactions	$591,691	$423,614

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

	Inflation Managed Bond Fund
	Six Months Ended 8/31/2011 (Unaudited)	Period Ended 2/28/2011 (a)
SHARE TRANSACTIONS:
Class A
Issued	9,760	2,745
Reinvested	66	3
Redeemed	(992)	(17)

Change in Class A Shares	8,834	2,731

Class C
Issued	315	35
Reinvested	1	—	(d)
Redeemed	(16)	(7)

Change in Class C Shares	300	28

Class R2
Issued	1,446	5
Reinvested	7	—	(d)
Redeemed	(104)	—

Change in Class R2 Shares	1,349	5

Class R5
Issued	—	3,725
Reinvested	— (d)	17
Redeemed	—	(3,737	)(b)

Change in Class R5 Shares	— (d)	5

Class R6 (c)
Issued	1,133	5,111	(b)
Reinvested	57	18
Redeemed	(234)	(107)

Change in Class R6 Shares	956	5,022

Select Class
Issued	47,271	35,068
Reinvested	174	158
Redeemed	(2,919)	(1,678)

Change in Select Class Shares	44,526	33,548

(a)	Commencement of operations was March 31, 2010.
(b)	On December 23, 2010, certain affiliated shareholders of the Fund exchanged approximately 3,737,000 Class R5 Shares for 3,737,000 Class R6 Shares. This exchange amounted to approximately $38,189,000.
(c)	Commencement of offering of class of shares effective November 30, 2010.
(d)	Amounts rounds to less than 1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	23

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (f)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Inflation Managed Bond Fund
Class A
Six Months Ended August 31, 2011 (Unaudited)	$10.34	$0.10	$0.24	$0.34	$(0.09)	$—	$(0.09)
March 31, 2010 (e) through February 28, 2011	10.00	0.15	0.41	0.56	(0.16)	(0.06)	(0.22)

Class C
Six Months Ended August 31, 2011 (Unaudited)	10.34	0.07	0.23	0.30	(0.06)	—	(0.06)
March 31, 2010 (e) through February 28, 2011	10.00	0.11	0.39	0.50	(0.10)	(0.06)	(0.16)

Class R2
Six Months Ended August 31, 2011 (Unaudited)	10.35	0.09	0.24	0.33	(0.08)	—	(0.08)
March 31, 2010 (e) through February 28, 2011	10.00	0.15	0.39	0.54	(0.13)	(0.06)	(0.19)

Class R5
Six Months Ended August 31, 2011 (Unaudited)	10.37	0.11	0.25	0.36	(0.10)	—	(0.10)
March 31, 2010 (e) through February 28, 2011	10.00	0.24	0.34	0.58	(0.15)	(0.06)	(0.21)

Class R6
Six Months Ended August 31, 2011 (Unaudited)	10.34	0.11	0.26	0.37	(0.11)	—	(0.11)
November 30, 2010 (e) through February 28, 2011	10.39	0.04	0.01	0.05	(0.04)	(0.06)	(0.10)

Select Class
Six Months Ended August 31, 2011 (Unaudited)	10.34	0.11	0.24	0.35	(0.10)	—	(0.10)
March 31, 2010 (e) through February 28, 2011	10.00	0.19	0.38	0.57	(0.17)	(0.06)	(0.23)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(e)	Commencement of offering of class of shares.
(f)	Calculated based upon average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate(b)

$10.59	3.31%	$122,515	0.74%	1.89%	0.99%	17%
10.34	5.62	28,242	0.73	1.60	1.24	69

10.58	2.93	3,470	1.39	1.26	1.50	17
10.34	5.01	284	1.39	1.17	2.78	69

10.60	3.16	14,351	0.99	1.68	1.25	17
10.35	5.40	53	1.00	1.54	3.66	69

10.63	3.48	55	0.53	2.04	0.54	17
10.37	5.85	53	0.55	2.46	0.72	69

10.60	3.54	63,350	0.48	2.09	0.49	17
10.34	0.49	51,944	0.49	1.99	0.57	69

10.59	3.38	827,096	0.59	2.01	0.74	17
10.34	5.70	346,927	0.59	1.97	1.18	69

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	25

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2011 (Unaudited)

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following is a separate fund of the Trust (the “Fund”) covered by this report:

	Classes Offered	Diversified/Non-Diversified
Inflation Managed Bond Fund	Class A, Class C, Class R2, Class R5, Class R6 and Select Class	Diversified

The Fund commenced operations on March 31, 2010. Prior to April 30, 2010, Class A, Class C, Class R5 and Select Class Shares were not publicly offered for investment. Class R6 commenced operations on November 30, 2010.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to the Class R2, Class R5, Class R6 and Select Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Fund’s prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on quotations received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealer or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options shall generally be valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s current day closing net asset value per share. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

26	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$53,622	$1,023,262	$—	$1,076,884

Total Appreciation in Other Financial Instruments
Inflation-Linked Swaps	$—	$1,763	$—	$1,763

Total Depreciation in Other Financial Instruments
Inflation-Linked Swaps	$—	$9,001	$—	$9,001

#	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 1 consists of a money market mutual fund that is held for daily investment of cash. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the six months ended August 31, 2011.

B. Swaps — The Fund uses inflation-linked swaps to provide inflation protection within its portfolio. These transactions are negotiated contracts between the Fund and a counterparty to exchange cash flows at specified, future intervals. The table below discloses the volume of the Fund’s swaps during the six months ended August 31, 2011 (amounts in thousands):

Interest Rate-Related Swaps (Inflation-Linked Swaps):
Average Notional Balance — Pays Fixed Rate	$556,286
Ending Notional Balance — Pays Fixed Rate	$824,000

The use of swaps exposes the Fund to interest rate risk. The Fund also may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying rate; (ii) counterparty credit risk related to the failure, by the counterparty to the swap, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

The value of a swap agreement is recorded as either an asset or a liability on the Statement of Assets and Liabilities at the beginning of the measurement period. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recognized as unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding swap contracts with the counterparty in the form of cash or securities. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. Cash collateral posted by the Fund is invested in an affiliated money market fund (See Note 3.F) and is reported on the Statement of Assets and Liabilities as Investments in affiliates-restricted. Collateral received by the Fund is held in escrow in segregated accounts maintained by JPMCB, which provides collateral management services to the Fund (See Note 3.G). These amounts are not reflected on the Fund’s Statement of Assets and Liabilities and are disclosed in the table below.

The Fund’s swap contracts at net value and collateral posted or received by counterparty as of August 31, 2011 is as follows (amounts in thousands):

Counterparty	Value of Swap Contracts	Collateral Posted/(Received)
Barclays Bank plc	$143	$(580)
BNP Paribas	134	—
Citibank, N.A.	1,031	(970)
Deutsche Bank	(3,285)	3,380
Morgan Stanley	(2,695)	2,730
Royal Bank of Scotland	(1,914)	1,680
UBS Warburg	(652)	610

C. Offering and Organization Costs — Offering costs (Registration and filing fees) paid in connection with the offering of shares of the Fund are amortized on a straight line basis up to 12 months from the date the Fund commenced operations. Costs paid in connection with the organization of the Fund were recorded as an expense at the time it commenced operations and are included as part of Professional fees on the Statement of Operations.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	27

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

D. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend.

Purchases of when-issued or delayed delivery securities may be settled a month or more after the trade date; interest income is not accrued until settlement date. It is the Fund’s policy to reserve assets with a current value at least equal to the amount of its when-issued or delayed delivery purchase commitments.

E. Allocation of Income and Expenses — In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses directly attributable to the fund are charged directly to that fund while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. Each class of shares bears its pro-rata portion of expenses attributable to the Fund, except that each class separately bears expenses related specifically to that class, such as distribution and shareholder servicing fees.

F. Federal Income Taxes — The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits or losses will significantly change in the next twelve months. However, the Fund’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund’s Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.

G. Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid monthly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by the Fund at least annually. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”) acts as the investment advisor to the Fund. The Advisor is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”). The Advisor supervises the investments of the Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual fee rate of 0.35% of the Fund’s average daily net assets.

The Advisor waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the six months ended August 31, 2011, the annualized effective rate was 0.09% of the Fund’s average daily net assets.

The Administrator waived Administration fees as outlined in Note 3.F.

J.P. Morgan Investor Services, Co. (“JPMIS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Fund’s sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMIS receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of the Fund’s shares. The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C and Class R2 Shares of the Fund in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that the Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

Class A	Class C	Class R2
0.25%	0.75%	0.50%

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived.

28	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

For the six months ended August 31, 2011, the Distributor retained the following amounts (in thousands):

	Front-End Sales Charge	CDSC
Inflation Managed Bond Fund	$3	$—

D. Shareholder Servicing Fees — The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. The Class R6 Shares do not participate in the Shareholder Servicing Agreement. For performing these services, the Distributor receives a fee that is computed daily and paid monthly equal to 0.25% of the average daily net assets of Class A, Class C, Class R2 and Select Class Shares and 0.05% of the average daily net assets of Class R5 shares.

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, provides portfolio custody and accounting services for the Fund. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees in the Statement of Operations. The custodian fees may be reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense to affiliates in the Statement of Operations.

F. Waivers and Reimbursements — The Advisor, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expense related to short sales, interest, taxes, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Fund’s average daily net assets as shown in the table below:

Class A	Class C	Class R2	Class R5	Class R6	Select Class
0.75%	1.40%	1.00%	0.55%	0.50%	0.60%

The contractual expense limitation agreement was in effect for the six months ended August 31, 2011. The contractual expense limitation percentages in the table above are in place until at least June 30, 2012.

For the six months ended August 31, 2011, the Fund’s service providers waived fees and/or reimbursed expenses for the Fund as follows (amounts in thousands). None of these parties expects the Fund to repay any such waived fees and reimbursed expenses in future years.

Contractual Waivers
Investment Advisory	Administration	Shareholder Servicing	Total	Contractual Reimbursements
$—	$4	$500	$504	$12

Additionally, the Fund may invest in one or more money market funds advised by the Advisor or its affiliates. The Advisor, Administrator and Distributor as shareholder servicing agent waive fees in an amount sufficient to offset the respective fee charges to the affiliated money market fund on the Fund’s investment in such affiliated money market fund. A portion of the waiver is voluntary.

The amount of waivers resulting from investments in the money market funds for the six months ended August 31, 2011 was approximately $46,000.

G. Collateral Management Fees — JPMCB provides derivatives collateral management services for the Fund. The amounts paid directly to JPMCB by the Fund for these services are included in Collateral Management fees on the Statement of Operations.

H. Other — Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. The Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statement of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended August 31, 2011, the Fund may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Fund may use related party broker/dealers. For the six months ended August 31, 2011, the Fund did not incur any brokerage commissions with broker/dealers affiliated with the Advisor.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	29

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

The Securities and Exchange Commission has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. Investment Transactions

During the six months ended August 31, 2011, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
$733,597	$116,593

During the six months ended August 31, 2011, there were no purchases or sales of U.S. Government securities.

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at August 31, 2011, were as follows (amounts in thousands):

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$1,057,174	$22,127	$2,417	$19,710

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Fund after February 28, 2011, may get carried forward indefinitely, and retain their character as short-term and/or long term losses. Prior to the Act, pre-enactment net capital losses incurred by the Fund were carried forward for eight years and treated as short-term losses. The Act requires under the transition that post-enactment net capital losses are used before pre-enactment net capital losses.

6. Borrowings

The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 15, 2011.

The Fund had no borrowings outstanding from the unsecured, uncommitted credit facility at August 31, 2011, or at any time during the period then ended.

Interest expense paid, if any, as a result of borrowings from the unsecured, uncommitted credit facility is included in Interest expense to affiliates in the Statement of Operations.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

One or more affiliates of the Advisor have investment discretion with respect to their clients’ holdings in the Fund, which collectively represent a significant portion of the Fund’s assets.

In addition, the J.P. Morgan Investor Funds which are affiliated funds of funds, own 13.25% in the aggregate of the net assets of the Fund.

Significant shareholder transactions, if any, may impact the Fund’s performance.

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Fund is also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Fund such as swap contracts.

The Fund is subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, prepayments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

30	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association Master Agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, typically contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund.

The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparties (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse impact on the Fund. The ISDA agreements with certain counterparties allow the Fund and counterparty to offset certain derivative instruments’ payables or receivables with collateral posted to a segregated custody account as described in Note 2.B.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	31

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, March 1, 2011, and continued to hold your shares at the end of the reporting period, August 31, 2011.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value, March 1, 2011	Ending Account Value, August 31, 2011	Expenses Paid During, March 1, 2011 to August 31, 2011*	Annualized Expense Ratio
Inflation Managed Bond Fund
Class A
Actual	$1,000.00	$1,033.10	$3.78	0.74%
Hypothetical	1,000.00	1,021.48	3.76	0.74
Class C
Actual	1,000.00	1,029.30	7.09	1.39
Hypothetical	1,000.00	1,018.20	7.05	1.39
Class R2
Actual	1,000.00	1,031.60	5.06	0.99
Hypothetical	1,000.00	1,020.21	5.03	0.99
Class R5
Actual	1,000.00	1,034.80	2.71	0.53
Hypothetical	1,000.00	1,022.58	2.69	0.53
Class R6
Actual	1,000.00	1,035.40	2.46	0.48
Hypothetical	1,000.00	1,022.79	2.44	0.48
Select Class
Actual	1,000.00	1,033.80	3.02	0.59
Hypothetical	1,000.00	1,022.23	3.00	0.59

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

32	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Unaudited)

The Board of Trustees meets regularly throughout the year and considers factors that are relevant to its annual consideration of investment advisory agreements at each meeting. The Board of Trustees has established various standing committees, composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment subcommittees (money market and alternative products, equity, and fixed income) also meet for the specific purpose of considering advisory contract annual renewals. The Board of Trustees held meetings in person in June and August 2011, at which the Trustees considered the continuation of the investment advisory agreement for the Fund whose semi-annual report is contained herein (the “Advisory Agreement”). At the June meeting, the Board’s investment subcommittees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment subcommittee reported to the full Board, which then considered the investment subcommittee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreement or any of their affiliates, approved the continuation of the Advisory Agreement on August 25, 2011.

The Trustees, as part of their review of the investment advisory arrangements for the Funds, considered and reviewed performance and other information received from the Advisor on a regular basis over the course of the year, as well as information specifically prepared for their annual review. This information includes the Fund’s performance compared to the performance of the Fund’s peers and benchmarks and analyses by the Advisor of the Fund’s performance. In addition, the Trustees have engaged an independent consultant to report on the performance of the Fund at each of the Trustees’ regular meetings. The Advisor also periodically provides comparative information regarding the Fund’s expense ratios and those of the peer groups. In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Advisor, including, with respect to certain Funds, performance and expense information compiled by Lipper Inc. (“Lipper”), an independent provider of investment company data. The independent consultant also provided additional analyses of the performance of funds with greater than two years of performance history in connection with the Trustees’ review of the investment advisory arrangements. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Agreement with representatives of the Advisor and with counsels to the Trust and independent Trustees and received a memorandum from independent counsel to the Trustees discussing the legal standards for their consideration of the proposed approval. The Trustees also discussed the proposed approvals in executive sessions with counsels to the Trust and independent Trustees at which no representatives of the Advisor were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve the Advisory Agreement.

In their deliberations, there was a comprehensive consideration of the information received by the Trustees. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation to be received by the Advisor from the Fund under the Advisory Agreement was fair and reasonable and that the continuance of the investment advisory contract was in the best interests of the Fund and its shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Advisor

The Trustees received and considered information regarding the nature, extent and quality of the services provided to the Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Advisor’s senior management and the expertise of, and the amount of attention given to the Fund by, investment personnel of the Advisor. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the infrastructure supporting the team. The Trustees also considered information provided by the Advisor and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of the Fund. The Trustees also reviewed information relating to the Advisor’s risk governance model and reports showing the Advisor’s ongoing compliance processes and structures. The quality of the administrative services provided by J.P. Morgan Funds Management, Inc. (“JPMFM”), an affiliate of the Advisor, was also considered.

The Board of Trustees also considered its knowledge of the nature and quality of the services provided by the Advisor to the Fund gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Advisor and its affiliates, the commitment of the Advisor to provide high quality service to the Fund, their overall confidence in the Advisor’s integrity and the Advisor’s responsiveness to concerns raised by them, including the Advisor’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Fund.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	33

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Unaudited) (continued)

Based on these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by the Advisor.

Costs of Services Provided and Profitability to the Advisor and its Affiliates

The Trustees received and considered information regarding the profitability to the Advisor and its affiliates in providing services to the Fund. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Advisor’s determination of its and its affiliates revenues from the contractual services provided to the Fund, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Advisor. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on their review, the Trustees concluded that the profitability to the Advisor of the Advisory Agreement was not unreasonable in light of the services and benefits provided to the Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Advisor and its affiliates as a result of their relationship with the Fund. The Board considered that the Advisor does not currently use third-party soft dollar arrangements with respect to securities transactions it executes for the Fund.

The Trustees also considered that JPMFM and JPMDS, affiliates of the Advisor, earn fees from the Fund for providing administrative and shareholder services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Fund’s distributor and that these fees are in turn generally paid to financial intermediaries that sell the Fund, including financial intermediaries that are affiliates of the Advisor. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting, and other related services.

Economies of Scale

The Trustees noted that the proposed investment advisory fee schedule for the Fund does not contain breakpoints. The Trustees considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the fee waivers and expense limitations that the Advisor has in place that serve to limit the overall net expense ratio at competitive levels. The Trustees also recognized that the fee schedule for the administrative services provided by JPMFM does include a fee breakpoint, which is tied to the overall level of non-money market fund assets excluding certain funds-of-funds, as applicable, advised by the Advisor, and that the Funds would benefit from that breakpoint. The Trustees concluded that shareholders benefited from the lower expense ratios which resulted from these factors.

Independent Written Evaluation of the Fund’s Chief Compliance Officer

The Trustees noted that, upon their direction, the Chief Compliance Officer for the Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreement.

Fees Relative to Advisor’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Advisor for investment management styles substantially similar to that of the Fund. The Trustees also considered the complexity of investment management for the Fund relative to the Advisor’s other clients and the differences in the nature and extent of the services provided to the different clients. The Trustees concluded that the fee rates charged to the Fund in comparison to those charged to the Advisor’s other clients were reasonable.

Investment Performance

The Trustees reviewed the Fund’s performance against its benchmark and considered the performance information provided for the Fund at regular Board meetings by the Advisor. The performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to the Fund’s performance are summarized below:

The Trustees noted the performance of the Fund since its inception as compared with that of its benchmark index. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and other factors, concluded that the performance was reasonable.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by the Fund to the Advisor and compared that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as each Fund (“Universe Group”). The Trustees reviewed a description

34	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

of Lipper’s methodology for selecting mutual funds in the Fund’s Universe Group. The Lipper materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. The Trustees recognized that Lipper reported the Fund’s management fee rate as the combined contractual advisory fee and the administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for the Fund. The Trustees considered the fee waiver and/or expense reimbursement arrangements currently in place for the Fund and considered the net advisory fee rate after taking into account any waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determination as a result of the review of the Fund’s advisory fees and expense ratios for certain representative classes are summarized below:

The Trustees noted that the Fund’s net advisory fee for both Class A and Select Class shares were in the first quintile and that the actual total expenses for Class A and Select Class Shares were in the first and third quintiles, respectively, of their Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were reasonable.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	35

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and a description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Advisor. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2011. All rights reserved. August 2011.	SAN-IMB-811

Semi-Annual Report

J.P. Morgan Money Market Funds

August 31, 2011 (Unaudited)

JPMorgan Current Yield Money Market Fund

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on conditions through the end of the reporting period and are subject to change without notice based on market and other conditions. These views are not intended to predict the future performance of the Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of the Fund.

Prospective investors should refer to the Fund’s prospectus for a discussion of the Fund’s investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at (800) 766-7722 for a prospectus containing more complete information about the Fund including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

September 23, 2011 (Unaudited)

Dear Shareholder:

For many investors, the main concern appears to be whether the market volatility witnessed this summer will continue into the winter.

As we enter the last quarter of 2011, concerns about softening economic data and the deteriorating debt situation in Europe continue to persist. Although we are encouraged that corporate earnings and industrial production have continued to grow, the markets suggest that investors still lack confidence in both the U.S. and Europe’s ability to address their respective economic and debt issues.

“For many investors, the main concern appears to be whether the market volatility witnessed this summer will continue into the winter.”

Investors flee stocks as global growth concerns mount

Concerns about the U.S. debt ceiling crisis, the credit downgrade of U.S.-issued debt, softer economic data and contagion from the European debt crisis triggered heightened volatility and a significant market downturn. In early August, all three major U.S. stock indices experienced their worst one-day performance since December 1, 2008, while the S&P 500 Index posted its worst weekly decline since March 2009 and fell 5.4% in the month of August. As of the end of the six-month reporting period ended August 31, 2011, the S&P 500 Index was at a level of 1,219, a decrease of 7.2% from six months earlier.

U.S. Treasuries rally as growth concerns fuel equity sell-off

Despite historically low yields and a credit downgrade, investors continued to invest in U.S. Treasury securities, as concerns about global economic growth and the Euro zone’s debt problems fueled a heavy rotation out of stocks and into U.S. Treasury securities. At one point, 10-year U.S. Treasury yields dipped below 2.2%, its lowest level since 1950. The yield on the 10-year U.S. Treasury declined from 3.4% to 2.2% as of the end of the six-month reporting period ended August 31, 2011, while the yield on the 2-year Treasury dipped from 0.7% to 0.2%. Meanwhile, the yield on the 30-year U.S. Treasury bond also fell from 4.5% to 3.6% as of the end of the same period.

The European debt crisis — how deep?

The seemingly interminable European sovereign debt crisis continues to impact global markets. Both European governments and the European Central Bank (ECB) have made attempts to calm financial markets with low-interest loans to Greece and limited ECB purchases of sovereign debt. However, many investors remain skeptical about the rescue attempts and concerns about the crisis persist and will likely continue to contribute to market volatility.

As always, we encourage investors to be mindful of the impact of continued market uncertainty and unexpected risks on the economy by taking a balanced and diversified approach to investing.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-766-7722.

Sincerely yours,

George C.W. Gatch

CEO, Investment Management Americas

J.P. Morgan Asset Management

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	1

JPMorgan Current Yield Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited)

Objective	Seeks to provide current income while maintaining liquidity and providing stability of principal
Primary Investments	Repurchase agreements, commercial paper, debt securities issued or guaranteed by U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities, as well as securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.
Suggested investment time frame	Short-term
Share classes offered	Institutional Class and Capital Shares
Net Assets as of 8/31/2011	$10.0 Million
Weighted Average Maturity^	2 days
Weighted Average Life^^.	2 days
S&P rating* (a)	AAAm

The S&P ratings are historical and signify that the Fund’s safety is excellent, with superior capacity to maintain a net asset value of $1.00 per share.

(a)	Standard & Poor’s analysis focuses primarily on the creditworthiness of the fund’s management’s ability and policies to maintain the fund’s stable net asset value. Principal stability fund ratings are assigned to funds that seek to maintain a stable or an accumulating net asset value.

MATURITY SCHEDULE**^
1 day	83.0%
2–7 days	17.0

7-DAY SEC YIELD (1)
Institutional Class Shares	0.00%
Capital Shares	0.00

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	This rating is historical and is based upon the Fund’s credit quality, market price exposure and management.
**	Percentages indicated are based upon total investments as of August 31, 2011.
(1)	The yields for Institutional Class Shares and Capital Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (2.21)% and (2.16)% for Institutional Class Shares and Capital Shares, respectively.

An unaudited uncertified list of prior-day portfolio holdings of the JPMorgan Current Yield Money Market Fund is available upon request.
Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

2	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

JPMorgan Current Yield Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Commercial Paper — 4.2%
425	Erste Finance (Delaware) LLC, 0.180%, 09/06/11 (e) (m) (n) (Cost $425)	425

Repurchase Agreements — 44.9%
2,000	Deutsche Bank AG, 0.080%, dated 08/31/11, due 09/01/11, repurchase price $2,000, collateralized by U.S. Government Agency Securities with a value of $2,040.	2,000
490	Merrill Lynch & Co., Inc., 0.050%, dated 08/31/11, due 09/01/11, repurchase price $490, collateralized by U.S. Treasury Securities with a value of $500.	490
2,000	Royal Bank of Scotland, 0.100%, dated 08/31/11, due 09/01/11, repurchase price $2,000, collateralized by U.S. Government Agency Securities with a value of $2,060.	2,000

	Total Repurchase Agreements (Cost $4,490)	4,490

Time Deposits — 51.0%
425	Bank of Tokyo, 0.100%, 09/01/11	425
425	BNP Paribas, 0.130%, 09/01/11	425
425	Citibank N.A., 0.120%, 09/07/11	425
425	Commerzbank AG, 0.170%, 09/02/11	425
425	Credit Agricole S.A., 0.130%, 09/01/11	425
425	Deutsche Bank AG, 0.100%, 09/01/11	425
425	DZ Bank AG, 0.160%, 09/01/11	425
425	KBC Bank N.V., 0.100%, 09/01/11	425
425	Landesbank Hessen-Thueringen Girozentral, 0.180%, 09/01/11	425
425	Natixis, 0.160%, 09/01/11	425
425	Skandinaviska Enskilda Banken AB, 0.150%, 09/06/11	425
425	Societe Generale, 0.180%, 09/01/11	425

	Total Time Deposits (Cost $5,100)	5,100

	Total Investments — 100.1% (Cost $10,015) *	10,015
	Liabilities in Excess of Other Assets — (0.1)%	(10)

	NET ASSETS — 100.0%	$10,005

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(m)	— All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities and delayed delivery securities.
(n)	— The rate shown is the effective yield at the date of purchase.
(t)	— The date shown represents the earliest of the next demand date or final maturity date.
*	— The cost of securities is substantially the same for federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	3

STATEMENT OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2011 (Unaudited)

(Amounts in thousands, except per share amounts)

	Current Yield Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$5,525
Repurchase agreements, at value	4,490

Total investment securities, at value	10,015
Cash	1
Receivables:
Interest from non-affiliates	—	(a)
Due from Advisor	17
Due from Administrator	—	(a)
Prepaid expenses	17

Total Assets	10,050

LIABILITIES:
Accrued liabilities:
Shareholder servicing fees	—	(a)
Custodian and accounting fees	6
Trustees’ and Chief Compliance Officer’s fees	1
Audit fees	26
Printing & Postage fees	7
Other	5

Total Liabilities	45

Net Assets	$10,005

NET ASSETS:
Paid in capital	$10,005

Total Net Assets	$10,005

Net Assets:
Capital	$9,505
Institutional Class	500

Total	$10,005

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Capital	9,505
Institutional Class	500

Net Asset Value offering and redemption price per share (all classes)	$1.00

Cost of investments in non-affiliates	$5,525
Cost of repurchase agreements	4,490

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited)

(Amounts in thousands)

	Current Yield Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$6

EXPENSES:
Investment advisory fees	4
Administration fees	4
Shareholder servicing fees:
Capital	2
Institutional Class	—	(a)
Custodian and accounting fees	19
Professional fees	25
Trustees’ and Chief Compliance Officer’s fees	—	(a)
Printing and mailing costs	15
Registration and filing fees	25
Transfer agent fees	1
Other	7

Total expenses	102

Less amounts waived	(10)
Less earnings credits	—	(a)
Less expense reimbursements	(87)

Net expenses	5

Net investment income (loss)	1

Change in net assets resulting from operations	$1

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	5

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Current Yield Money Market Fund
	Six Months Ended 8/31/2011 (Unaudited)	Period Ended 2/28/2011 (a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$1	$4

Change in net assets resulting from operations	1	4

DISTRIBUTIONS TO SHAREHOLDERS:
Capital
From net investment income	(1)	(4)
Institutional Class
From net investment income	— (b)	— (b)

Total distributions to shareholders	(1)	(4)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	1	10,004

NET ASSETS:
Change in net assets	1	10,004
Beginning of period	10,004	—

End of period	$10,005	$10,004

(a)	Commencement of operations was on September 30, 2010.
(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

	Current Yield Money Market Fund
	Six Months Ended 8/31/2011 (Unaudited)		Period Ended 2/28/2011 (a)
CAPITAL TRANSACTIONS:
Capital
Proceeds from shares issued	$—		$9,500
Dividends and distributions reinvested	1		4

Change in net assets from Capital capital transactions	$1		$9,504

Institutional Class
Proceeds from shares issued	$—		$500
Dividends and distributions reinvested	—	(b)	—	(b)

Change in net assets from Institutional Class capital transactions	$—	(b)	$500

Total change in net assets from capital transactions	$1		$10,004

SHARE TRANSACTIONS:
Capital
Issued	—		9,500
Reinvested	1		4

Change in Capital Shares	1		9,504

Institutional Class
Issued	—		500
Reinvested	—	(b)	—	(b)

Change in Institutional Class Shares	—		500

(a)	Commencement of operations was on September 30, 2010.
(b)	Amount rounds to less than 1,000 (shares or dollars).

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	7

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Total from investment operations		Net investment income
Current Yield Money Market Fund
Capital
Six Months Ended August 31, 2011 (Unaudited)	$1.00	$—	(f)	$—	(f)	$—	(f)
September 30, 2010 (e) through February 28, 2011	1.00	—	(f)	—	(f)	—	(f)

Institutional Class
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(f)	—	(f)	—	(f)
September 30, 2010 (e) through February 28, 2011	1.00	—	(f)	—	(f)	—	(f)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(e)	Commencement of operations.
(f)	Amount rounds to less than $0.01.
(g)	Amount rounds to less than 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)		Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%		$9,505	0.09%	0.02%	2.03%
1.00	0.04		9,504	0.10	0.09	2.39

1.00	—	(g)	500	0.10	0.01	2.08
1.00	0.03		500	0.13	0.06	2.42

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	9

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2011 (Unaudited)

1. Organization

JPMorgan Trust I (“JPM I” or the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following is a separate fund of the Trust (the “Fund”) covered by this report:

	Classes Offered	Diversified/Non-Diversified
Current Yield Money Market Fund	Capital and Institutional Class	Diversified

All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different shareholder servicing fees and each class has exclusive voting rights with respect to its shareholder servicing agreements.

The Fund commenced operations on September 30, 2010.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Valuation of Investments — The Fund has elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act provided that certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market based net asset value per share of the Fund. This involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of August 31, 2011, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$10,015	$—	$10,015

(a)	All portfolio holdings designated as Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers between Levels 1 and 2 during the six months ended August 31, 2011.

B. Repurchase Agreements — The Fund may enter into repurchase agreement transactions with institutions that meet the advisor’s credit guidelines. Each repurchase agreement is valued at amortized cost. The Fund requires that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Fund to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

C. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts.

D. Allocation of Income and Expenses — In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses directly attributable to a fund are charged directly to that fund while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. Each class of shares bears its pro-rata portion of expenses attributable to the Fund, except that each class separately bears expenses related specifically to that class, such as shareholder servicing fees.

10	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

E. Federal Income Taxes — The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits or losses will significantly change in the next twelve months. However, the Fund’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund’s Federal tax returns for the prior three fiscal years, or since inception if shorter, are subject to examination by the Internal Revenue Service.

F. Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”), acts as the investment advisor to the Fund. JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”). The Advisor supervises the investments of the Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on the Fund’s respective average daily net assets at an annual fee rate of 0.08%.

The Advisor waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.E.

B. Administration Fee — Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.10% of the first $100 billion of the average daily net assets of all money market funds in the J.P. Morgan Funds Complex and 0.05% of the average daily net assets in excess of $100 billion of all such funds. For the six months ended August 31, 2011, the annualized effective rate was 0.07% of the Fund’s average daily net assets.

J.P. Morgan Investor Services, Co. (“JPMIS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Fund’s sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMIS receives a portion of the fees payable to the Administrator.

The Administrator waived Administration fees as outlined in Note 3.E.

C. Shareholder Servicing Fees — The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

Capital	Institutional Class
0.05%	0.10%

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.E.

D. Custodian and Accounting Fees — JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, provides portfolio custody and accounting services for the Fund. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees in the Statement of Operations. The custodian fees may be reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense to affiliates in the Statement of Operations.

E. Waivers and Reimbursements — The Advisor, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expense related to short sales, interest, taxes, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Fund’s average daily net assets as shown in the table below:

Capital	Institutional Class
0.18%	0.21%

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	11

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

The contractual expense limitation agreement was in effect for the six months ended August 31, 2011. The contractual expense limitation percentages in the table above are in place until at least June 30, 2012. In addition, the Fund’s service providers have voluntarily waived fees during the six months ended August 31, 2011. However, the Fund’s service providers are under no obligation to do so and may discontinue such voluntary waivers at any time.

For the six months ended August 31, 2011, the Fund’s service providers waived fees and/or reimbursed expenses for the Fund as follows (amounts in thousands). None of these parties expects the Fund to repay any such waived fees and reimbursed expenses in future years.

Contractual Waivers
Investment Advisory	Shareholder Servicing	Total	Contractual Reimbursements
$3	$3	$6	$87

Voluntary Waivers
Investment Advisory	Administration	Total
$1	$3	$4

F. Other — Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statement of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended August 31, 2011, the Fund may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Fund may use related party broker/dealers. For the six months ended August 31, 2011, the Fund did not incur any brokerage commissions with broker/dealers affiliated with the Advisor.

The Securities and Exchange Commission has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. Federal Income Tax Matters

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Fund after February 28, 2011, may get carried forward indefinitely, and retain their character as short-term and/or long term losses. Prior to the Act, pre-enactment net capital losses incurred by the Fund were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses are used before pre-enactment net capital losses.

5. Borrowings

The Fund relies upon an exemptive order (“Order”) permitting the establishment and operation of an Interfund Lending Facility (“Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund Loan Rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because they are investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 15, 2011.

The Fund had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at August 31, 2011, or at any time during the period then ended.

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates in the Statement of Operations.

12	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

6. Risks, Concentrations and Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

The Fund’s shares are currently held by the Fund’s investment advisor. The Fund’s investment advisor or an affiliate may from time to time exercise discretion on behalf of certain of its clients with respect to the purchase or sale of a significant portion of the Fund’s outstanding shares. Investment activities on behalf of these shareholders could impact the Fund.

Significant shareholder transactions, if any, may impact the Fund’s performance.

The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers cannot repay their loans.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	13

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, March 1, 2011, and continued to hold your shares at the end of the reporting period, August 31, 2011.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value March 1, 2011	Ending Account Value, August 31, 2011	Expenses Paid During March 1, 2011 to August 31, 2011*	Annualized Expense Ratio
Capital
Actual	$1,000.00	$1,000.10	$0.45	0.09%
Hypothetical	1,000.00	1,024.68	0.46	0.09
Institutional Class
Actual	1,000.00	1,000.00	0.50	0.10
Hypothetical	1,000.00	1,024.63	0.51	0.10

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

14	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Unaudited)

The Board of Trustees meets regularly throughout the year and considers factors that are relevant to its annual consideration of investment advisory agreements at each meeting. The Board of Trustees has established various standing committees, composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment subcommittees (money market and alternative products, equity, and fixed income) also meet for the specific purpose of considering advisory contract annual renewals. The Board of Trustees held meetings in person in June and August 2011, at which the Trustees considered the continuation of the of the investment advisory agreement for the Fund whose semi-annual report is contained herein (the “Advisory Agreement”). At the June meeting, the Board’s investment subcommittees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment subcommittee reported to the full Board, which then considered the investment subcommittee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreement or any of their affiliates, approved the continuation of the Advisory Agreement on August 25, 2011.

The Trustees, as part of their review of the investment advisory arrangements for the J.P. Morgan Funds, considered and reviewed performance and other information received from the Advisor on a regular basis over the course of the year, as well as information specifically prepared for their annual review. In addition, the Trustees have engaged an independent consultant to report on the performance of certain funds at each of the Trustees’ regular meetings. The Advisor also periodically provides comparative information regarding the Fund’s expense ratios and those of the peer groups. In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Advisor, including, with respect to certain Funds, performance and expense information compiled by Lipper Inc. (“Lipper”), an independent provider of investment company data. The independent consultant also provided additional analyses of the performance of certain funds with greater than two years of performance history in connection with the review of the investment advisory arrangements. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Agreement with representatives of the Advisor and with counsels to the Trust and independent Trustees and received a memorandum from independent counsel to the Trustees discussing the legal standards for their consideration of the proposed approval. The Trustees also discussed the proposed approvals in executive sessions with counsels to the Trust and independent Trustees at which no representatives of the Advisor were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve the Advisory Agreement.

In their deliberations, there was a comprehensive consideration of the information received by the Trustees. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation to be received by the Advisor from the Fund under the Advisory Agreement was fair and reasonable and that the continuance of the investment advisory contract was in the best interests of the Fund and its shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Advisor

The Trustees received and considered information regarding the nature, extent and quality of the services provided to the Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Advisor’s senior management and the expertise of, and the amount of attention given to the Fund by, investment personnel of the Advisor. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the infrastructure supporting the team. The Trustees also considered information provided by the Advisor and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of the Fund. The Trustees also reviewed information relating to the Advisor’s risk governance model and reports showing the Advisor’s ongoing compliance processes and structures. The quality of the administrative services provided by J.P. Morgan Funds Management, Inc. (“JPMFM”), an affiliate of the Advisor, was also considered.

The Board of Trustees also considered its knowledge of the nature and quality of the services provided by the Advisor to the Fund gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Advisor and its affiliates, the commitment of the Advisor to provide high quality service to the Fund, their overall confidence in the Advisor’s integrity and the Advisor’s responsiveness to concerns raised by them, including the Advisor’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Fund.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	15

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Unaudited) (continued)

Based on these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by the Advisor.

Costs of Services Provided and Profitability to the Advisor and its Affiliates

The Trustees received and considered information regarding the profitability to the Advisor and its affiliates in providing services to the Fund. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Advisor’s determination of its and its affiliates revenues from the contractual services provided to the Fund, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Advisor. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on their review, the Trustees concluded that the profitability to the Advisor of the Advisory Agreement was not unreasonable in light of the services and benefits provided to the Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Advisor and its affiliates as a result of their relationship with the Fund. The Board considered that the Advisor does not currently use third-party soft dollar arrangements with respect to securities transactions it executes for the Fund.

The Trustees also considered that JPMFM and JPMDS, affiliates of the Advisor, earn fees from the Fund for providing administrative and shareholder services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting, and other related services.

Economies of Scale

The Trustees noted that the proposed investment advisory fee schedule for the Fund does not contain breakpoints. The Trustees considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the fee waivers and expense limitations that the Advisor has in place that serve to limit the overall net expense ratio at competitive levels. The Trustees also recognized that the fee schedule for the administrative services provided by JPMFM does include a fee break-

point, which is tied to the overall level of money market assets or non-money market fund assets excluding funds-of-funds, as applicable, advised by the Advisor, and that the Funds would benefit from that breakpoint. The Trustees concluded that shareholders benefited from the lower expense ratios which resulted from these factors.

Independent Written Evaluation of the Fund’s Chief Compliance Officer

The Trustees noted that, upon their direction, the Chief Compliance Officer for the Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreement.

Fees Relative to Advisor’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Advisor for investment management styles substantially similar to that of the Fund. The Trustees also considered the complexity of investment management for the Fund relative to the Advisor’s other clients and the differences in the nature and extent of the services provided to the different clients. The Trustees concluded that the fee rates charged to the Fund in comparison to those charged to the Advisor’s other clients were reasonable.

Investment Performance

The Trustees considered the Fund’s investment strategy and process, portfolio management team and competitive positioning against identified peer funds and concluded that the prospects for competitive future performance were acceptable.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by the Fund to the Advisor and compared that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as each Fund (“Universe Group”). The Trustees reviewed a description of Lipper’s methodology for selecting mutual funds in the Fund’s Universe Group. The Lipper materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. The Trustees recognized that Lipper reported the Fund’s management fee rate as the combined contractual advisory fee and the administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for the Fund. The Trustees considered the fee waiver and/or expense reimbursement arrangements currently in place for the Fund and considered the net advisory fee rate after taking into account any waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory

16	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determination as a result of the review of the Fund’s advisory fees and expense ratios for a representative share class are summarized below:

The Trustees noted that the Fund’s net advisory fee and actual total expenses for the Institutional Class Shares were in the first quintile of their Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were reasonable.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	17

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-766-7722 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-766-7722 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-766-7722 and a description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Advisor. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2011. All rights reserved. August 2011.	SAN-CYMMKT-811

Semi-Annual Report

J.P. Morgan Income Funds

August 31, 2011 (Unaudited)

JPMorgan Managed Income Fund

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on conditions through the end of the reporting period and are subject to change without notice based on market and other conditions. These views are not intended to predict the future performance of the Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of the Fund.

Prospective investors should refer to the Fund’s prospectus for a discussion of the Fund’s investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at (800) 766-7722 for a prospectus containing more complete information about the Fund including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

SEPTEMBER 23, 2011 (Unaudited)

Dear Shareholder:

For many investors, the main concern appears to be whether the market volatility witnessed this summer will continue into the winter.

As we enter the last quarter of 2011, concerns about softening economic data and the deteriorating debt situation in Europe continue to persist. Although we are encouraged that corporate earnings and industrial production have continued to grow, the markets suggest that investors still lack confidence in both the U.S. and Europe’s ability to address their respective economic and debt issues.

“For many investors, the main concern appears to be whether the market volatility witnessed this summer will continue into the winter.”

Investors flee stocks as global growth concerns mount

Concerns about the U.S. debt ceiling crisis, the credit downgrade of U.S.-issued debt, softer economic data and contagion from the European debt crisis triggered heightened volatility and a significant market downturn. In early August, all three major U.S. stock indices experienced their worst one-day performance since December 1, 2008, while the S&P 500 Index posted its worst weekly decline since March 2009 and fell 5.4% in the month of August. As of the end of the six-month reporting period ended August 31, 2011, the S&P 500 Index was at a level of 1,219, a decrease of 7.2% from six months earlier.

U.S. Treasuries rally as growth concerns fuel equity sell-off

Despite historically low yields and a credit downgrade, investors continued to invest in U.S. Treasury securities, as concerns about global economic growth and the Euro zone’s debt problems fueled a heavy rotation out of stocks and into U.S. Treasury securities. At one point, 10-year U.S. Treasury yields dipped below 2.2%, its lowest level since 1950. The yield on the 10-year U.S. Treasury declined from 3.4% to 2.2% as of the end of the six-month reporting period ended August 31, 2011, while the yield on the 2-year Treasury dipped from 0.7% to 0.2%. Meanwhile, the yield on the 30-year U.S. Treasury bond also fell from 4.5% to 3.6% as of the end of the same period.

The European debt crisis — how deep?

The seemingly interminable European sovereign debt crisis continues to impact global markets. Both European governments and the European Central Bank (ECB) have made attempts to calm financial markets with low-interest loans to Greece and limited ECB purchases of sovereign debt. However, many investors remain skeptical about the rescue attempts and concerns about the crisis persist and will likely continue to contribute to market volatility.

As always, we encourage investors to be mindful of the impact of continued market uncertainty and unexpected risks on the economy by taking a balanced and diversified approach to investing.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-766-7722.

Sincerely yours,

George C.W. Gatch

CEO, Investment Management Americas

J.P. Morgan Asset Management

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	1

JPMorgan Managed Income Fund

FUND COMMENTARY

FOR THE SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Institutional Shares)*	0.17%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.08%

Net Assets as of 8/31/2011 (In Thousands)	$516,603
Duration as of 8/31/2011	0.54 Years

INVESTMENT OBJECTIVE**

The JPMorgan Managed Income Fund (the “Fund”) seeks current income while seeking to maintain a low volatility of principal.

HOW DID THE MARKET PERFORM?

The reporting period began with general concerns that interest rates would be raised in an effort to combat potential inflation. Interest rates for 2-year U.S. Treasury notes ticked upward, reaching 0.85% in early April 2011. However, the uncertainty surrounding global economic growth and the aftermath of the earthquake in Japan quickly dampened investors’ appetite for risk. This negative mood among investors worsened as the market seemed to lack confidence in the ability of European governments to combat the region’s debt crisis, stoking fear about economic contagion. Concerns relating to the downgrade of the U.S. long-term credit rating exacerbated this negative sentiment among investors. Despite the credit downgrade, investors still sought safety in U.S. Treasuries, helping trigger a sharp downturn in interest rates during August 2011.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s portfolio managers sought opportunities for attractive fixed income investments with relatively short maturities, generally no longer than two years. The Fund’s duration was longer than that of the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index during the reporting period. The Fund’s longer duration hurt its relative performance early in the reporting period as interest rates increased but ultimately contributed as interest rates finished the reporting period lower. Duration is used to measure the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price, respectively, as interest rates go down or up, respectively, versus bonds with shorter duration. Meanwhile, despite coming under pressure in August 2011, the Fund’s U.S. corporate securities holdings performed well and contributed to the Fund’s return.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s portfolio managers lowered the Fund’s allocation to floating rate securities, which offer interest payments that reset periodically. The Fund’s portfolio managers also lowered the Fund’s exposure to debt issuances from financial companies and took a conservative credit stance on issuances from European banks given the uncertainty surrounding the region’s debt crisis. The Fund employed U.S. Treasury futures contracts in an attempt to provide the Fund with protection from market volatility stemming from uncertainty regarding whether the government would raise the U.S. debt ceiling.

PORTFOLIO COMPOSITION***
Corporate Bonds	49.7%
Certificates of Deposit	15.7
Repurchase Agreements	8.5
U.S. Government Agency Securities	8.4
Asset-Backed Securities	8.3
Commercial Paper	7.6
Short-Term Investment	1.4
Others (each less than 1%)	0.4

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based upon total investments as of August 31, 2011. The Fund’s composition is subject to change.

An unaudited uncertified list of prior-day portfolio holdings of the JPMorgan Managed Income Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

2	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

TOTAL RETURNS AS OF AUGUST 31, 2011

	INCEPTION DATE OF CLASS	6 MONTH*	SINCE INCEPTION*
INSTITUTIONAL CLASS SHARES	9/30/10	0.17%	0.25%
SELECT CLASS SHARES	9/30/10	0.22	0.22

*	Not annualized.

LIFE OF FUND PERFORMANCE (9/30/10 TO 8/31/11)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-766-7722

The Fund commenced operations on September 30, 2010.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Class Shares of the JPMorgan Managed Income Fund and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index from September 30, 2010 to August 31, 2011. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any. The performance of the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of securities included in the benchmark. The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond 3 months from the rebalancing date. Investors cannot invest directly in an index.

Institutional Class Shares have a $3,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	3

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Long-Term Investments — 68.6%
	Asset-Backed Securities — 8.5%
230	Ally Auto Receivables Trust, Series 2010-4, Class A2, 0.710%, 02/15/13	231
	AmeriCredit Automobile Receivables Trust,
1,182	Series 2011-1, Class A2, 0.840%, 06/09/14	1,182
530	Series 2011-2, Class A2, 0.900%, 09/08/14	530
2,000	Series 2011-3, Class A2, 0.840%, 11/10/14	1,998
1,750	BA Credit Card Trust, Series 2006-A15, Class A15, VAR, 0.207%, 04/15/14	1,750
	Capital One Multi-Asset Execution Trust,
714	Series 2004-A8, Class A8, VAR, 0.337%, 08/15/14	714
1,360	Series 2005-A1, Class A1, VAR, 0.277%, 01/15/15	1,360
2,000	Series 2007-A4, Class A4, VAR, 0.237%, 03/16/15	1,998
1,300	CarMax Auto Owner Trust, Series 2011-1, Class A2, 0.720%, 11/15/13	1,301
1,400	CNH Equipment Trust, Series 2011-A, Class A2, 0.620%, 06/16/14	1,399
	Ford Credit Auto Owner Trust,
323	Series 2011-A, Class A2, 0.620%, 07/15/13	323
3,000	Series 2011-B, Class A2, 0.680%, 01/15/14	3,012
79	Harley-Davidson Motorcycle Trust, Series 2010-1, Class A2, 0.830%, 11/15/13	79
	Honda Auto Receivables Owner Trust,
994	Series 2010-3, Class A2, 0.530%, 01/21/13	994
2,000	Series 2011-1, Class A2, 0.650%, 06/17/13	2,002
1,500	Series 2011-2, Class A2, 0.570%, 07/18/13	1,500
2,900	Hyundai Auto Receivables Trust, Series 2011-B, Class A2, 0.590%, 03/15/14	2,898
	MBNA Credit Card Master Note Trust,
1,000	Series 2002-A3, Class A3, VAR, 0.447%, 09/15/14	1,001
3,350	Series 2005-A2, Class A2, VAR, 0.287%, 10/15/14	3,349
	Mercedes-Benz Auto Lease Trust,
3,100	Series 2011-1, Class A2, VAR, 0.317%, 11/15/13	3,101
2,000	Series 2011-1A, Class A2, 0.790%, 04/15/13 (e)	2,002
3,750	National City Credit Card Master Trust, Series 2007-1, Class A, VAR, 0.257%, 03/17/14	3,746
1,800	Porsche Financial Auto Securitization Trust, Series 2011-1, Class A2, 0.560%, 12/16/13 (e)	1,799
153	Volkswagen Auto Lease Trust, Series 2010-A, Class A2, 0.770%, 01/22/13	153

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Asset-Backed Securities — Continued
2,800	Volkswagen Auto Loan Enhanced Trust, Series 2011-1, Class A2, 0.670%, 12/20/13	2,802
2,730	World Omni Auto Receivables Trust, Series 2011-A, Class A2, 0.640%, 11/15/13	2,730

	Total Asset-Backed Securities (Cost $43,930)	43,954

	Corporate Bonds — 51.1%
	Consumer Discretionary — 3.0%
	Automobiles — 1.6%
	Daimler Finance North America LLC,
1,000	5.750%, 09/08/11	1,001
1,200	7.300%, 01/15/12	1,228
2,100	PACCAR, Inc., VAR, 1.423%, 09/14/12	2,122
4,150	Volkswagen International Finance N.V., (Netherlands), VAR, 0.696%, 10/01/12 (e)	4,159

		8,510

	Media — 1.4%
2,229	Comcast Cable Holdings LLC, 9.800%, 02/01/12	2,307
3,200	Time Warner Cable, Inc., 5.400%, 07/02/12	3,315
800	Time Warner Entertainment Co. LP, 10.150%, 05/01/12	848
601	Walt Disney Co. (The), 6.375%, 03/01/12	618

		7,088

	Total Consumer Discretionary	15,598

	Consumer Staples — 2.5%
	Beverages — 0.7%
500	Anheuser-Busch Cos. Inc., 4.700%, 04/15/12 (m)	512
2,100	Anheuser-Busch InBev Worldwide, Inc., 3.000%, 10/15/12	2,153
750	PepsiCo, Inc., 0.800%, 08/25/14	749

		3,414

	Food Products — 1.4%
4,640	Archer-Daniels-Midland Co., VAR, 0.446%, 08/13/12	4,647
	Cargill, Inc.,
1,300	5.200%, 01/22/13 (e)	1,376
195	5.600%, 09/15/12 (e)	205
1,200	6.375%, 06/01/12 (e)	1,252

		7,480

	Personal Products — 0.4%
1,900	Procter & Gamble Co. (The), 0.700%, 08/15/14	1,904

	Total Consumer Staples	12,798

SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Long-Term Investments — Continued
	Energy — 1.8%
	Oil, Gas & Consumable Fuels — 1.8%
1,200	Apache Corp., 6.250%, 04/15/12 (m)	1,240
1,000	ConocoPhillips Australia Funding Co., 5.500%, 04/15/13	1,077
3,200	Devon Financing Corp. ULC, (Canada), 6.875%, 09/30/11	3,216
3,534	Shell International Finance B.V., (Netherlands), 1.875%, 03/25/13	3,607

	Total Energy	9,140

	Financials — 33.4%
	Capital Markets — 3.3%
	Bank of New York Mellon Corp. (The),
500	5.000%, 03/23/12	512
500	VAR, 0.345%, 03/23/12	500
3,250	BlackRock, Inc., VAR, 0.608%, 05/24/13	3,242
3,433	Credit Suisse, (Switzerland), 3.450%, 07/02/12	3,504
1,550	Credit Suisse USA, Inc., 6.500%, 01/15/12	1,582
	Goldman Sachs Group, Inc. (The),
4,000	5.300%, 02/14/12	4,074
3,500	6.600%, 01/15/12	3,573
100	Invesco Ltd., (Bermuda), 5.625%, 04/17/12 (m)	103

		17,090

	Commercial Banks — 12.5%
1,335	Bank of Montreal, (Canada), VAR, 0.723%, 04/29/14	1,335
1,500	Barclays Bank plc, (United Kingdom), 2.700%, 03/05/12 (e)	1,517
	BB&T Corp.,
4,886	3.850%, 07/27/12	5,018
1,250	VAR, 0.953%, 04/28/14	1,247
	HSBC Bank plc, (United Kingdom),
687	1.625%, 08/12/13 (e)	683
6,500	VAR, 0.650%, 01/18/13 (e)	6,494
2,000	VAR, 0.707%, 08/03/12 (e)	2,000
2,700	VAR, 0.931%, 08/12/13 (e)	2,710
5,200	ING Bank N.V., (Netherlands), VAR, 0.876%, 01/13/12 (e)	5,201
2,500	National Australia Bank Ltd., (Australia), VAR, 0.506%, 02/01/12 (e)	2,499
4,725	National City Bank, VAR, 0.354%, 03/01/13	4,702
1,000	Nordea Bank AB, (Sweden), 2.500%, 11/13/12 (e)	1,018
	Rabobank Nederland N.V., (Netherlands),
3,600	2.650%, 08/17/12 (e)	3,670

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Commercial Banks — Continued
1,000	VAR, 0.414%, 02/04/13 (e)	1,000
1,000	VAR, 0.453%, 01/26/12 (e)	1,000
1,600	VAR, 0.599%, 04/14/14	1,589
	Royal Bank of Canada, (Canada),
750	VAR, 0.399%, 12/12/12	749
3,000	VAR, 0.402%, 03/08/13	3,000
1,000	Royal Bank of Scotland plc, (United Kingdom), 1.500%, 03/30/12 (e)	1,007
	Toronto-Dominion Bank (The), (Canada),
5,000	VAR, 0.432%, 07/26/13	4,999
900	VAR, 0.549%, 07/14/14	901
430	U.S. Bancorp, 2.125%, 02/15/13	438
	Wells Fargo & Co.,
1,500	4.375%, 01/31/13	1,568
9,650	5.250%, 10/23/12	10,124

		64,469

	Consumer Finance — 3.6%
2,000	American Express Bank FSB, 5.550%, 10/17/12	2,095
406	American Express Centurion Bank, VAR, 0.357%, 06/12/12 (m)	405
2,494	American Express Credit Corp., VAR, 0.339%, 02/24/12 (m)	2,491
	American Honda Finance Corp.,
600	2.375%, 03/18/13 (e)	611
4,600	VAR, 0.346%, 06/29/12 (e) (m)	4,600
150	VAR, 0.416%, 03/27/12 (e) (m)	150
520	Boeing Capital Corp., 6.500%, 02/15/12	534
	John Deere Capital Corp.,
2,000	5.250%, 10/01/12	2,101
2,200	VAR, 0.399%, 07/15/13	2,200
2,200	PACCAR Financial Corp., VAR, 0.656%, 04/05/13	2,209
	Toyota Motor Credit Corp.,
850	5.250%, 12/22/11	861
250	VAR, 3.746%, 01/09/12	253

		18,510

	Diversified Financial Services — 5.0%
1,500	Allstate Life Global Funding Trusts, 5.375%, 04/30/13	1,602
2,650	BP Capital Markets plc, (United Kingdom), 3.125%, 03/10/12	2,686
2,500	Caisse Centrale Desjardins du Quebec, (Canada), 1.700%, 09/16/13 (e)	2,520
500	Caterpillar Financial Services Corp., 4.850%, 12/07/12	526

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	5

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Long-Term Investments — Continued
	Diversified Financial Services — Continued
	Citigroup, Inc.,
2,300	5.100%, 09/29/11	2,308
2,408	6.000%, 02/21/12	2,457
1,250	VAR, 0.370%, 03/16/12	1,244
	General Electric Capital Corp.,
1,000	3.500%, 08/13/12	1,025
4,320	5.250%, 10/19/12	4,524
500	5.450%, 01/15/13	528
500	VAR, 0.367%, 12/20/13	488
500	VAR, 1.096%, 01/07/14	494
500	VAR, 1.099%, 01/15/13	502
800	VAR, 1.198%, 05/22/13	800
1,974	LICO Icahn Ltd., VAR, 0.850%, 09/10/11 (e) (f) (i)	1,974
2,200	NYSE Euronext, 4.800%, 06/28/13	2,338

		26,016

	FDIC Guaranteed Securities (~) — 0.1%
800	Citigroup Funding, Inc., 1.875%, 10/22/12	814

	Insurance — 8.8%
	Berkshire Hathaway Finance Corp.,
410	4.000%, 04/15/12	419
395	4.750%, 05/15/12	406
	Berkshire Hathaway, Inc.,
2,300	2.125%, 02/11/13	2,340
4,610	VAR, 0.708%, 02/11/13	4,629
2,000	VAR, 0.986%, 08/15/14	2,006
170	Chubb Corp. (The), 6.000%, 11/15/11	172
	Jackson National Life Global Funding,
1,385	5.375%, 05/08/13 (e)	1,473
1,700	6.125%, 05/30/12 (e)	1,763
	MassMutual Global Funding II,
2,270	3.625%, 07/16/12 (e)	2,323
3,800	VAR, 0.746%, 09/27/13 (e)	3,817
	MetLife Institutional Funding II,
1,950	VAR, 0.646%, 07/12/12 (e)	1,953
2,300	VAR, 1.146%, 04/04/14 (e)	2,302
	Metropolitan Life Global Funding I,
985	2.500%, 01/11/13 (e)	1,000
4,300	2.875%, 09/17/12 (e)	4,365
3,000	Monumental Global Funding III, VAR, 0.423%, 01/25/13 (e)	2,972
	New York Life Global Funding,
545	4.650%, 05/09/13 (e)	579
150	5.250%, 10/16/12 (e)	157

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Insurance — Continued
1,000	VAR, 0.348%, 08/22/12 (e)	1,000
3,623	Pricoa Global Funding I, 4.625%, 06/25/12 (e)	3,729
	Principal Life Global Funding I,
1,000	5.250%, 01/15/13 (e)	1,056
1,275	6.250%, 02/15/12 (e)	1,305
	Principal Life Income Funding Trusts,
500	5.300%, 12/14/12	526
1,000	5.300%, 04/24/13	1,068
3,775	VAR, 0.449%, 11/08/13	3,697
500	Travelers Cos, Inc. (The), 5.375%, 06/15/12	516

		45,573

	Real Estate Investment Trusts (REITs) — 0.1%
325	Arden Realty LP, 5.200%, 09/01/11	325

	Total Financials	172,797

	Health Care — 1.4%
	Health Care Equipment & Supplies — 0.3%
1,500	Covidien International Finance SA, (Luxembourg), 5.450%, 10/15/12	1,578

	Pharmaceuticals — 1.1%
1,000	Sanofi, (France), VAR, 0.446%, 03/28/13	1,002
4,441	Teva Pharmaceutical Finance III LLC, 1.500%, 06/15/12	4,466

		5,468

	Total Health Care	7,046

	Industrials — 2.6%
	Machinery — 2.1%
4,890	Caterpillar, Inc., VAR, 0.468%, 05/21/13	4,892
2,400	Danaher Corp., VAR, 0.497%, 06/21/13	2,405
3,100	Eaton Corp., VAR, 0.575%, 06/16/14	3,112

		10,409

	Road & Rail — 0.5%
2,500	Ryder System, Inc., 5.000%, 06/15/12	2,576

	Total Industrials	12,985

	Information Technology — 0.4%
	Computers & Peripherals — 0.4%
2,225	Hewlett-Packard Co, VAR, 0.588%, 05/24/13	2,221

	Telecommunication Services — 2.5%
	Diversified Telecommunication Services — 1.8%
1,240	AT&T Inc., 5.875%, 08/15/12	1,298
2,500	Verizon Global Funding Corp., 7.375%, 09/01/12	2,659
1,500	Verizon Maryland, Inc., 6.125%, 03/01/12	1,538

SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Long-Term Investments — Continued
	Diversified Telecommunication Services — Continued
2,550	Verizon New Jersey, Inc., 5.875%, 01/17/12	2,597
1,500	Verizon New York, Inc., 6.875%, 04/01/12	1,551

		9,643

	Wireless Telecommunication Services — 0.7%
1,000	AT&T Mobility LLC, 6.500%, 12/15/11	1,015
2,411	New Cingular Wireless Services, Inc., 8.125%, 05/01/12 (m)	2,526

		3,541

	Total Telecommunication Services	13,184

	Utilities — 3.5%
	Electric Utilities — 3.0%
4,537	Carolina Power & Light Co., 6.500%, 07/15/12	4,764
3,141	Commonwealth Edison Co., 6.150%, 03/15/12	3,229
2,997	Consumers Energy Co., 5.000%, 02/15/12	3,050
1,802	Duke Energy Ohio, Inc., 5.700%, 09/15/12	1,889
1,000	Peco Energy Co., 4.750%, 10/01/12	1,041
625	Southern Co., 5.300%, 01/15/12	635
600	Virginia Electric and Power Co., 5.100%, 11/30/12	632

		15,240

	Gas Utilities — 0.3%
500	Consolidated Natural Gas Co., 6.250%, 11/01/11	504
1,100	TransCanada PipeLines Ltd., (Canada), 4.000%, 06/15/13	1,162

		1,666

	Multi-Utilities — 0.2%
1,000	Dominion Resources, Inc., 5.700%, 09/17/12	1,050

	Total Utilities	17,956

	Total Corporate Bonds (Cost $263,832)	263,725

	Foreign Government Security — 0.1%
325	Province of Ontario, (Canada), 2.625%, 01/20/12 (Cost $328)	328

	Municipal Bonds — 0.3%
	Ohio — 0.1%
500	State of Ohio, Highway Capital Improvements, Series H, GO, 5.000%, 05/01/12 (p)	525

	Pennsylvania — 0.1%
500	Commonwealth of Pennsylvania, Second Series, GO, AGM, 5.500%, 05/01/12 (p)	518

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Texas — 0.1%
95	Dallas Independent School District, GO, PSF-GTD, 5.500%, 02/15/12 (p)	97
500	Plano Independent School District, GO, PSF-GTD, 5.000%, 02/15/12 (p)	511

		608

	Total Municipal Bonds (Cost $1,647)	1,651

	U.S. Government Agency Securities — 8.6%
	Federal Farm Credit Bank,
500	VAR, 0.330%, 09/16/13	500
10	2.250%, 02/17/12	10
	Federal Home Loan Banks,
4,000	0.350%, 07/24/12	3,999
4,400	0.350%, 08/10/12	4,401
4,215	1.750%, 08/22/12	4,276
3,100	0.440%, 08/28/12	3,103
3,600	0.280%, 09/07/12	3,601
2,500	0.350%, 09/18/12	2,501
2,500	0.490%, 09/21/12	2,501
	Federal Home Loan Mortgage Corp.,
3,500	1.000%, 08/28/12	3,526
2,000	0.750%, 07/05/13	2,000
4,900	1.000%, 07/30/14	4,968
250	5.500%, 08/20/12	263
	Federal National Mortgage Association,
2,000	VAR, 0.225%, 03/04/14	1,998
4,700	1.000%, 09/23/13	4,757
2,000	4.375%, 09/15/12	2,085

	Total U.S. Government Agency Securities (Cost $44,482)	44,489

	Total Long-Term Investments (Cost $354,219)	354,147

Short-Term Investments — 34.1%
	Certificates of Deposit — 16.1%
	Bank of Nova Scotia, (Canada)
3,200	0.446%, 10/01/12	3,209
50	0.452%, 07/27/12	50
1,750	0.500%, 03/12/12	1,754
4,900	0.550%, 10/18/12	4,921
400	0.750%, 10/15/12	401
	Bank of Tokyo-Mitsubishi UFJ Ltd.
500	0.560%, 10/03/11	500
1,000	0.620%, 02/03/12	1,001
3,000	0.630%, 03/09/12	3,002

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	7

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Short-Term Investments — Continued
	Certificates of Deposit — Continued
	BNP Paribas
400	0.400%, 10/14/11	400
2,000	0.432%, 09/06/11	2,000
1,000	0.560%, 03/09/12	1,000
1,500	0.580%, 02/21/12	1,501
1,500	0.590%, 11/22/11	1,501
4,500	0.630%, 12/01/11	4,504
	Canadian Imperial Bank of Commerce
3,600	0.446%, 10/01/12	3,600
250	0.450%, 07/17/12	250
2,100	0.452%, 09/04/12	2,102
1,000	0.468%, 11/05/12	1,000
2,500	0.553%, 06/03/13	2,500
	Credit Industriel et Commercial
2,000	0.410%, 12/02/11	2,000
2,000	0.440%, 10/20/11	2,001
	Deutsche Bank AG, (Germany)
2,000	0.450%, 04/04/12	1,999
4,000	0.600%, 03/29/12	4,002
2,500	Mitsubishi UFJ Trust & Banking Corp., 0.460%, 03/01/12	2,499
	National Bank of Canada, (Canada)
3,000	0.400%, 05/03/12	2,999
3,000	0.480%, 03/21/12	3,002
800	0.510%, 02/03/12	800
4,000	Nordea Bank Finland plc, (Finland), 0.486%, 11/13/12	3,998
250	Rabobank Nederland N.V., (Netherlands), 0.293%, 10/21/11	250
1,200	Societe Generale, (France), 0.538%, 11/01/11	1,200
8,750	Sumitomo Trust & Banking Co., Ltd. (The), (Japan), 0.320%, 12/02/11	8,749
	UBS AG
300	0.500%, 10/25/11	300
3,500	0.510%, 05/11/12	3,500
1,000	0.550%, 04/25/12	1,000
	Westpac Banking Corp.
4,000	0.400%, 05/03/12	3,999
1,750	0.410%, 06/21/12	1,749
3,500	0.430%, 03/23/12	3,500
250	0.570%, 12/01/11	250

	Total Certificates of Deposit (Cost $82,952)	82,993

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Commercial Paper — 7.8%
3,800	BMW U.S. Capital LLC, 0.510%, 07/25/12 (e) (n)	3,800
	BP Capital Markets plc, (United Kingdom),
1,250	0.741%, 01/04/12 (e) (n)	1,249
1,000	0.786%, 06/05/12 (e) (n)	998
3,000	Credit Industriel et Commercial, (France), 0.442%, 06/01/12 (e) (n)	2,994
3,500	Deutsche Telekom AG, 0.400%, 09/09/11 (n)	3,500
8,000	Goldman Sachs Group, Inc. (The), 0.300%, 09/01/11 (e) (n)	8,000
5,000	Reckitt Benckiser Treasury Services plc, (United Kingdom), 0.735%, 03/07/12 (e) (n)	4,987
1,500	Sanofi, (France), 0.340%, 09/14/11 (e) (n)	1,500
5,000	Straight-A Funding LLC, 0.060%, 10/26/11 (e) (n)	4,999
5,000	Thermo Fisher Scientific, Inc., 0.552%, 05/16/12 (e) (n)	4,976
	Vodafone Group plc, (United Kingdom),
250	0.857%, 01/13/12 (e) (n)	250
700	0.654%, 01/19/12 (e) (n)	699
2,500	0.756%, 03/05/12 (e) (n)	2,492

	Total Commercial Paper (Cost $40,425)	40,444

	Repurchase Agreements — 8.7%
8,000	Barclays Capital, Inc., 0.620%, dated 08/01/11, due 04/12/12, repurchase price $8,035, collateralized by Corporate Bonds and Notes with a value of $8,401 (i)	8,000
5,000	Barclays Capital, Inc., 0.620%, dated 08/01/11, due 05/18/12, repurchase price $5,025, collateralized by Corporate Bonds and Notes with a value of $5,251 (i)	5,000
1,000	Citigroup Global Markets Holdings, Inc., 0.870%, dated 08/31/11, due 09/01/11, repurchase price $1,000, collateralized by Corporate Bonds and Notes with a value of $1,050 (i)	1,000
7,000	Deutsche Bank AG, 0.520%, dated 04/26/11, due 04/25/12, repurchase price $7,037, collateralized by Corporate Bonds and Notes with a value of $7,696 (i)	7,000
2,000	Merrill Lynch & Co., Inc., 0.370%, dated 08/01/11, due 09/06/11, repurchase price $2,001, collateralized by Corporate Bonds and Notes with a value of $2,100	2,000
12,000	Morgan Stanley, 1.220%, dated 05/19/11, due 05/21/12, repurchase price $12,150, collateralized by Corporate Bonds and Notes with a value of $12,648 (i)	12,000

SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Short-Term Investments — Continued
	Repurchase Agreements — Continued
10,000	Royal Bank of Scotland, 0.420%, dated 08/31/11, due 09/01/11, repurchase price $10,000, collateralized by U.S. Government Agency securities with a value of $10,202	10,000

	Total Repurchase Agreements (Cost $45,000)	45,000

	U.S. Treasury Obligation — 0.0% (g)
30	U.S. Treasury Bills, 0.080%, 11/10/11 (n) (Cost $30)	30

	Investment Company — 1.5%
7,649	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (Cost $7,649)	7,649

	Total Short-Term Investments (Cost $176,056)	176,116

	Total Investments — 102.7% (Cost $530,275)	530,263
	Liabilities in Excess of Other Assets — (2.7)%	(13,660)

	NET ASSETS — 100.0%	$516,603

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGM	— Insured by Assured Guaranty Municipal Corp.
GO	— General Obligation

GTD	— Guaranteed
PSF	— Permanent School Fund
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of August 31, 2011.
(b)	— Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)

—  Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $1,974,000 which amounts to 0.4% of total investments.

(g)	— Amount rounds to less than 0.1%.
(i)	— Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	— The rate shown is the current yield as of August 31, 2011.
(m)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and forward foreign currency contracts.

(n)	— The rate shown is the effective yield at the date of purchase.
(p)	— Security is prerefunded or escrowed to maturity.
(~)

—  Securities are guaranteed by the Federal Deposit Insurance Corporation (FDIC) under its Temporary Liquidity Guarantee Program (TLGP). Under this program, the FDIC guarantees, with the full faith and credit of the U.S. government, the payment of principal and interest. The expiration of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	9

STATEMENT OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2011 (Unaudited)

(Amounts in thousands, except per share amounts)

Managed Income Fund
ASSETS:
Investments in non-affiliates, at value	$522,614
Investments in affiliates, at value	7,649

Total investment securities, at value	530,263
Receivables:
Investment securities sold	4,321
Fund shares sold	84
Interest and dividends from non-affiliates	2,209
Interest and dividends from affiliates	— (a)

Total Assets	536,877

LIABILITIES:
Payables:
Dividends	132
Investment securities purchased	18,275
Fund shares redeemed	1,447
Accrued liabilities:
Investment advisory fees	37
Administration Fees	37
Shareholder servicing fees	31
Custodian and accounting fees	36
Trustees’ and Chief Compliance Officer’s fees	4
Other	275

Total Liabilities	20,274

Net Assets	$516,603

NET ASSETS:
Paid in capital	$516,555
Accumulated undistributed (distributions in excess of) net investment income	(10)
Accumulated net realized gains (losses)	70
Net unrealized appreciation (depreciation)	(12)

Total Net Assets	$516,603

Net Assets:
Institutional Class	$399,018
Select Class	117,585

Total	$516,603

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Institutional Class	39,927
Select Class	11,765

Net Asset Value:
Institutional Class — Offering and redemption price per share	$9.99
Select Class — Offering and redemption price per share	9.99

Cost of investments in non-affiliates	$522,626
Cost of investments in affiliates	7,649

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited)

(Amounts in thousands)

Managed Income Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$1,086
Dividend income from affiliates	1

Total investment income	1,087

EXPENSES:
Investment advisory fees	288
Administration fees	169
Shareholder servicing fees:
Institutional Class	143
Select Class	122
Custodian and accounting fees	20
Professional fees	108
Trustees’ and Chief Compliance Officer’s fees	4
Printing and mailing costs	36
Registration and filing fees	65
Transfer agent fees	14
Other	31

Total expenses	1,000

Less amounts waived	(343)
Less earnings credits	— (a)
Less expense reimbursements	(147)

Net expenses	510

Net investment income (loss)	577

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	96
Futures	(25)

Net realized gain (loss)	71

Change in net unrealized appreciation (depreciation) of investments in non-affiliates	(4)

Net realized/unrealized gains (losses)	67

Change in net assets resulting from operations	$644

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	11

STATEMENT OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Managed Income Fund
	Six Months Ended 8/31/2011 (Unaudited)	Period Ended 2/28/2011 (a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$577	$55
Net realized gain (loss)	71	— (b)
Change in net unrealized appreciation (depreciation)	(4)	(8)

Change in net assets resulting from operations	644	47

DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class
From net investment income	(477)	(47)
Select Class
From net investment income	(114)	(5)

Total distributions to shareholders	(591)	(52)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	302,556	213,999

NET ASSETS:
Change in net assets	302,609	213,994
Beginning of period	213,994	—

End of period	$516,603	$213,994

Accumulated undistributed (distributions in excess of) net investment income	$(10)	$4

CAPITAL TRANSACTIONS:
Institutional Class
Proceeds from shares issued	$320,287	$159,432
Dividends and distributions reinvested	11	34
Cost of shares redeemed	(79,369)	(1,399)

Change in net assets from Institutional Class capital transactions	$240,929	$158,067

Select Class
Proceeds from shares issued	$124,705	$57,903
Dividends and distributions reinvested	— (b)	— (b)
Cost of shares redeemed	(63,078)	(1,971)

Change in net assets from Select Class capital transactions	$61,627	$55,932

Total change in net assets from capital transactions	$302,556	$213,999

SHARE TRANSACTIONS:
Institutional Class
Issued	32,047	15,957
Reinvested	1	3
Redeemed	(7,941)	(140)

Change in Institutional Class Shares	24,107	15,820

Select Class
Issued	12,476	5,796
Reinvested	— (b)	— (b)
Redeemed	(6,310)	(197)

Change in Select Class Shares	6,166	5,599

(a)	Commencement of operations was September 30, 2010.
(b)	Amount rounds to less than 1,000 (Shares or dollars).

SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

THIS PAGE IS INTENTIONALLY LEFT BLANK

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	13

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income	Total distributions
Managed Income Fund
Institutional Class
Six Months Ended August 31, 2011 (Unaudited)	$9.99	$0.02		$—	(g)	$0.02		$(0.02)	$(0.02)
September 30, 2010 (e) through February 28, 2011	10.00	0.02	(f)	(0.01)		0.01		(0.02)	(0.02)

Select Class
Six Months Ended August 31, 2011 (Unaudited)	9.99	0.01		—	(g)	0.01		(0.01)	(0.01)
September 30, 2010 (e) through February 28, 2011	10.00	0.01	(f)	(0.01)		—	(g)	(0.01)	(0.01)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(e)	Commencement of offering of class of shares.
(f)	Calculated based upon average shares outstanding.
(g)	Amount rounds to less than $0.01.
(h)	Amount rounds to less than 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)		Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$9.99	0.17%		$399,018	0.24%	0.33%	0.48%	70%
9.99	0.08		158,055	0.25	0.40	1.80	29

9.99	0.12		117,585	0.34	0.23	0.65	70
9.99	0.00	(h)	55,939	0.40	0.21	1.90	29

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	15

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2011 (Unaudited)

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following is a separate fund of the Trust (the “Fund”) covered by this report:

	Classes Offered	Diversified/Non-Diversified
Managed Income Fund	Institutional Class and Select Class	Diversified

The Fund commenced operations on September 30, 2010.

All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on readily available quotations received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options shall generally be valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s current day closing net asset value per share. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

16	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$43,954	$—	$43,954
Corporate Bonds
Consumer Discretionary	—	15,598	—	15,598
Consumer Staples	—	12,798	—	12,798
Energy	—	9,140	—	9,140
Financials	—	170,823	1,974	172,797
Health Care	—	7,046	—	7,046
Industrials	—	12,985	—	12,985
Information Technology	—	2,221	—	2,221
Telecommunication Services	—	13,184	—	13,184
Utilities	—	17,956	—	17,956

Total Corporate Bonds	—	261,751	1,974	263,725

Foreign Government Security	—	328	—	328
Municipal Bonds	—	1,651	—	1,651
U.S. Government Agency Securities	—	44,489	—	44,489
Short-Term Investments
Certificates of Deposit	—	82,993	—	82,993
Commercial Paper	—	40,444	—	40,444
Repurchase Agreements	—	45,000	—	45,000
U.S. Treasury Obligations	—	30	—	30
Investment Company	7,649	—	—	7,649

Total Investments in Securities	$7,649	$520,640	$1,974	$530,263

There were no transfers between Levels 1 and 2 during the six months ended August 31, 2011.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 2/28/11	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases [1]	Sales [2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 8/31/11
Debt securities	$—	$—	$—	$—	$3,000	$(1,026)	$—	$—	$1,974

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

There was no change in unrealized appreciation (depreciation) attributable to securities owned at August 31, 2011, which were valued using significant unobservable inputs (Level 3).

B. Restricted and Illiquid Securities — Certain securities held by the Fund may be subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately its fair value and includes, but is not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The following is the value and percentage of net assets of illiquid securities as of August 31, 2011 (amounts in thousands):

Value	Percentage
$34,974	6.8%

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	17

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

C. Futures Contracts — The Fund uses treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also uses futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as unrealized appreciation or depreciation in the Statement of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported in the Statements of Operations at the closing or expiration of futures contracts. Securities deposited as initial margin are designated in the SOI and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

The table below discloses the volume of the Fund’s futures activities during the six months ended August 31, 2011 (amounts in thousands):

Average Notional Balance	$5,051	(a)
Ending Notional Balance	—

(a)	For the period July 1, 2011 to July 31, 2011.

D. Repurchase Agreements — The Fund may enter into repurchase agreement transactions with institutions that meet the advisor’s credit guidelines. Each repurchase agreement is valued at amortized cost. The Fund requires that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Fund to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

E. Offering and Organization Costs — Offering costs (Registration and filing fees) paid in connection with the offering of shares of the Fund are amortized up to 12 months from the date the Fund commenced operations. Costs paid in connection with the organization of the Fund were recorded as an expense at the time it commenced operations and are included as part of Professional fees on the Statement of Operations.

F. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend.

G. Allocation of Income and Expenses — In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses directly attributable to a fund are charged directly to that fund while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. Each class of shares bears its pro-rata portion of expenses attributable to the Fund, except that each class separately bears expenses related specifically to that class, such as shareholder servicing fees.

H. Federal Income Taxes — The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits or losses will significantly change in the next twelve months. However, the Fund’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund’s Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.

I. Dividends and Distributions to Shareholders — Dividends from net investment income are generally declared daily and paid monthly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by the Fund at least annually. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these “book/tax” differences are permanent in nature (i.e., that they

18	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”) acts as the investment advisor to the Fund. JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”). The Advisor supervises the investments of the Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual fee rate of 0.15% of the Fund’s average daily net assets.

The Advisor waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an indirect, wholly owned subsidiary of JPMorgan, provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the six months ended August 31, 2011, the annualized effective rate was 0.09% of the Fund’s average daily net assets.

The Administrator waived Administration fees as outlined in Note 3.F.

J.P. Morgan Investor Services, Co. (“JPMIS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Fund’s sub-administrator (the “Sub-administrator”).

For its services as Sub-administrator, JPMIS receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of the Fund’s shares. The Distributor receives no compensation in its capacity as the Fund’s underwriter.

D. Shareholder Servicing Fees — The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

Institutional Class	Select Class
0.10%	0.25%

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, provides portfolio custody and accounting services for the Fund. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees in the Statement of Operations. The custodian fees may be reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense to affiliates in the Statement of Operations.

F. Waivers and Reimbursements — The Advisor, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expense related to short sales, interest, taxes, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Fund’s average daily net assets as shown in the table below:

Institutional Class	Select Class
0.25%	0.40%

The contractual expense limitation agreement was in effect for the six months ended August 31, 2011.

The contractual expense limitation percentages in the table above are in place until at least June 30, 2012.

For the six months ended August 31, 2011, the Fund’s service providers waived fees and/or reimbursed expenses for the Fund as follows (amounts in thousands). None of these parties expects the Fund to repay any such waived fees and reimbursed expenses in future years.

Contractual Waivers
Investment Advisory	Administration	Shareholder Servicing	Total	Contractual Reimbursements
$133	$41	$134	$308	$147

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	19

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

In addition, the Fund’s service providers voluntarily waived advisory fees in the amount of approximately $18,000 for the six months ended August 31, 2011. However, the Fund’s service providers are under no obligation to do so and may discontinue such voluntary waivers at any time.

Additionally, the Fund may invest in one or more money market funds advised by the Advisor or its affiliates. The Advisor, Administrator and Distributor as shareholder servicing agent waive fees in an amount sufficient to offset the respective fee charges to the affiliated money market fund on the Fund’s investment in such affiliated money market fund. A portion of the waiver is voluntary.

The amount of waivers resulting from investments in the money market funds for the six months ended August 31, 2011 was approximately $17,000.

G. Other — Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statement of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended August 31, 2011, the Fund may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Fund may use related party broker/dealers. For the six months ended August 31, 2011, the Fund did not incur any brokerage commissions with broker/dealers affiliated with the Advisor.

The Securities and Exchange Commission has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. Investment Transactions

During the six months ended August 31, 2011, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
$407,102	$145,693	$7,652	$12,367

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at August 31, 2011, were as follows (amounts in thousands):

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$530,275	$262	$(274)	$(12)

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Fund after February 28, 2011, may get carried forward indefinitely, and retain their character as short-term and/or long term losses. Prior to the Act, pre-enactment net capital losses incurred by the Fund were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses are used before pre-enactment net capital losses.

6. Borrowings

The Fund relies upon an exemptive order (“Order”) permitting the establishment and operation of an Interfund Lending Facility (“Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The Interfund Loan Rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because it is an investment company in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely

20	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

disposition of securities, and are subject to the Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 15, 2011.

The Fund had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at August 31, 2011, or at any time during the six months then ended.

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates in the Statement of Operations.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

One or more affiliates of the Advisor have investment discretion with respect to their clients’ holdings in the Fund, which collectively represent a significant portion of the Fund’s assets. Significant shareholder transactions, if any, may impact the Fund’s performance.

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Fund is subject to risks associated with securities with contractual cash flows including asset-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, prepayments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

The Fund is subject to the risk that should the Fund decide to sell an illiquid investment when a ready buyer is not available at a price the Fund deems representative of its value, the value of the Fund’s net assets could be adversely affected.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	21

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, March 1, 2011, and continued to hold your shares at the end of the reporting period, August 31, 2011.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value, March 1, 2011	Ending Account Value, August 31, 2011	Expenses Paid During, March 1, 2011 to August 31, 2011*	Annualized Expense Ratio
Institutional Class
Actual	$1,000.00	$1,001.70	$1.21	0.24%
Hypothetical	1,000.00	1,023.93	1.22	0.24
Select Class
Actual	1,000.00	1,001.20	1.71	0.34
Hypothetical	1,000.00	1,023.43	1.73	0.34

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

22	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Unaudited)

The Board of Trustees meets regularly throughout the year and considers factors that are relevant to its annual consideration of investment advisory agreements at each meeting. The Board of Trustees has established various standing committees, composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment subcommittees (money market and alternative products, equity, and fixed income) also meet for the specific purpose of considering advisory contract annual renewals. The Board of Trustees held meetings in person in June and August 2011, at which the Trustees considered the continuation of the investment advisory agreement for the Fund whose semi-annual report is contained herein (the “Advisory Agreement”). At the June meeting, the Board’s investment subcommittees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment subcommittee reported to the full Board, which then considered the investment subcommittee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreement or any of their affiliates, approved the continuation of the Advisory Agreement on August 25, 2011.

The Trustees, as part of their review of the investment advisory arrangements for the Funds, considered and reviewed performance and other information received from the Advisor on a regular basis over the course of the year, as well as information specifically prepared for their annual review. This information includes the Fund’s performance compared to the performance of the Fund’s peers and benchmarks and analyses by the Advisor of the Fund’s performance. In addition, the Trustees have engaged an independent consultant to report on the performance of the Fund at each of the Trustees’ regular meetings. The Advisor also periodically provides comparative information regarding the Fund’s expense ratios and those of the peer groups. In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Advisor, including, with respect to certain Funds, performance and expense information compiled by Lipper Inc. (“Lipper”), an independent provider of investment company data. The independent consultant also provided additional analyses of the performance of funds with greater than two years of performance history in connection with the Trustees’ review of the investment advisory arrangements. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Agreement with representatives of the Advisor and with counsels to the Trust and independent Trustees and received a memorandum from independent counsel to the Trustees discussing the legal standards for their consideration of the proposed approval. The Trustees also discussed the proposed approvals in executive sessions with counsels to the Trust and independent Trustees at which no representatives of the Advisor were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve the Advisory Agreement.

In their deliberations, there was a comprehensive consideration of the information received by the Trustees. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation to be received by the Advisor from the Fund under the Advisory Agreement was fair and reasonable and that the continuance of the investment advisory contract was in the best interests of the Fund and its shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Advisor

The Trustees received and considered information regarding the nature, extent and quality of the services provided to the Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Advisor’s senior management and the expertise of, and the amount of attention given to the Fund by, investment personnel of the Advisor. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the infrastructure supporting the team. The Trustees also considered information provided by the Advisor and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of the Fund. The Trustees also reviewed information relating to the Advisor’s risk governance model and reports showing the Advisor’s ongoing compliance processes and structures. The quality of the administrative services provided by JPMorgan Funds Management, Inc. (“JPMFM”), an affiliate of the Advisor, was also considered.

The Board of Trustees also considered its knowledge of the nature and quality of the services provided by the Advisor to the Fund gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Advisor and its affiliates, the commitment of the Advisor to provide high quality service to the Fund, their overall confidence in the Advisor’s integrity and the Advisor’s responsiveness to concerns raised by them, including the Advisor’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Fund.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	23

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Unaudited) (continued)

Based on these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by the Advisor.

Costs of Services Provided and Profitability to the Advisor and its Affiliates

The Trustees received and considered information regarding the profitability to the Advisor and its affiliates in providing services to the Fund. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Advisor’s determination of its and its affiliates revenues from the contractual services provided to the Fund, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Advisor. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on their review, the Trustees concluded that the profitability to the Advisor of the Advisory Agreement was not unreasonable in light of the services and benefits provided to the Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Advisor and its affiliates as a result of their relationship with the Fund. The Board considered that the Advisor does not currently use third-party soft dollar arrangements with respect to securities transactions it executes for the Fund.

The Trustees also considered that JPMFM and JPMDS, affiliates of the Advisor, earn fees from the Fund for providing administrative and shareholder services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting, and other related services.

Economies of Scale

The Trustees noted that the proposed investment advisory fee schedule for the Fund does not contain breakpoints. The Trustees considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the fee waivers and expense limitations that the Advisor has in place that serve to limit the overall net expense ratio at competitive levels. The Trustees also recognized that the fee schedule for the admin-

istrative services provided by JPMFM does include a fee breakpoint, which is tied to the overall level of money market assets or non-money market fund assets excluding funds-of-funds, as applicable, advised by the Advisor, and that the Fund would benefit from that breakpoint. The Trustees concluded that shareholders benefited from the lower expense ratios which resulted from these factors.

Independent Written Evaluation of the Fund’s Chief Compliance Officer

The Trustees noted that, upon their direction, the Chief Compliance Officer for the Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreement.

Fees Relative to Advisor’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Advisor for investment management styles substantially similar to that of the Fund. The Trustees also considered the complexity of investment management for the Fund relative to the Advisor’s other clients and the differences in the nature and extent of the services provided to the different clients. The Trustees concluded that the fee rates charged to the Fund in comparison to those charged to the Advisor’s other clients were reasonable.

Investment Performance

The Trustees reviewed the Fund’s performance against its benchmark and considered the performance information provided for the Fund at regular Board meetings by the Advisor. The performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to the Fund’s performance are summarized below:

The Trustees noted the performance of the Fund since its inception as compared with that of its benchmark index. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and other factors, concluded that the performance was reasonable.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by the Fund to the Advisor and compared that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as each Fund (“Universe Group”). The Trustees reviewed a description of Lipper’s methodology for selecting mutual funds in the Fund’s Universe Group. The Lipper materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. The

24	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

Trustees recognized that Lipper reported the Fund’s management fee rate as the combined contractual advisory fee and the administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for the Fund. The Trustees considered the fee waiver and/or expense reimbursement arrangements currently in place for the Fund and considered the net advisory fee rate after taking into account any waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determination as a result of the review of the Fund’s advisory fees and expense ratios for a representative share class are summarized below:

The Trustees noted that the Fund’s net advisory fee and actual total expenses for Select Class Shares were in the first quintile of their Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were reasonable.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	25

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-766-7722 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-766-7722 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-766-7722 and a description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Advisor. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2011. All rights reserved. August 2011.	SAN-MIF-811

Semi-Annual Report

J.P. Morgan Tax Aware Funds

August 31, 2011 (Unaudited)

JPMorgan Tax Aware High Income Fund

JPMorgan Tax Aware Income Opportunities Fund

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on conditions through the end of the reporting period and are subject to change without notice based on market and other conditions. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objective, strategies and risks. Call J.P. Morgan Funds Service Center at (800) 480-4111 for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

SEPTEMBER 23, 2011 (Unaudited)

Dear Shareholder:

For many investors, the main concern appears to be whether the market volatility witnessed this summer will continue into the winter.

As we enter the last quarter of 2011, concerns about softening economic data and the deteriorating debt situation in Europe continue to persist. Although we are encouraged that corporate earnings and industrial production have continued to grow, the markets suggest that investors still lack confidence in both the U.S. and Europe’s ability to address their respective economic and debt issues.

“For many investors, the main concern appears to be whether the market volatility witnessed this summer will continue into the winter.”

Investors flee stocks as global growth concerns mount

Concerns about the U.S. debt ceiling crisis, the credit downgrade of U.S.-issued debt, softer economic data and contagion from the European debt crisis triggered heightened volatility and a significant market downturn. In early August, all three major U.S. stock indices experienced their worst one-day performance since December 1, 2008, while the S&P 500 Index posted its worst weekly decline since March 2009 and fell 5.4% in the month of August. As of the end of the six-month reporting period ended August 31, 2011, the S&P 500 Index was at a level of 1,219, a decrease of 7.2% from six months earlier.

U.S. Treasuries rally as growth concerns fuel equity sell-off

Despite historically low yields and a credit downgrade, investors continued to invest in U.S. Treasury securities, as concerns about global economic growth and the Euro zone’s debt prob-

lems fueled a heavy rotation out of stocks and into U.S. Treasury securities. At one point, 10-year U.S. Treasury yields dipped below 2.2%, its lowest level since 1950. The yield on the 10-year U.S. Treasury declined from 3.4% to 2.2% as of the end of the six-month reporting period ended August 31, 2011, while the yield on the 2-year Treasury dipped from 0.7% to 0.2%. Meanwhile, the yield on the 30-year U.S. Treasury bond also fell from 4.5% to 3.6% as of the end of the same period.

The European debt crisis — how deep?

The seemingly interminable European sovereign debt crisis continues to impact global markets. Both European governments and the European Central Bank (ECB) have made attempts to calm financial markets with low-interest loans to Greece and limited ECB purchases of sovereign debt. However, many investors remain skeptical about the rescue attempts and concerns about the crisis persist and will likely continue to contribute to market volatility.

As always, we encourage investors to be mindful of the impact of continued market uncertainty and unexpected risks on the economy by taking a balanced and diversified approach to investing.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Investment Management Americas

J.P. Morgan Asset Management

AUGUST 31, 2011	J.P. MORGAN TAX AWARE FUNDS	1

A MESSAGE FROM GARY J. MADICH, CFA

Global Chief Investment Officer for J.P. Morgan Asset Management’s Global Fixed

Income Group

OCTOBER 4, 2011 (Unaudited)

Flows into bond funds remain strong, although decreased from the very high levels of the past two years. Investors still seem to be drawn to the perception of bonds’ relative safety versus other investments and continue to allocate assets to fixed income securities given the uncertainty prevalent in today’s marketplace. While we believe that bonds play an essential role in any well-diversified portfolio, we would like to take this opportunity to remind you about the risks associated with bond funds and the importance of diversification.

Bond prices generally decrease as interest rates rise and increase as interest rates fall. Currently, interest rates are at very low levels and most fixed income portfolios would be negatively impacted in an environment where interest rates may increase, as the fixed income securities held in the portfolios would likely decrease in value. This is a broad risk that applies to most portfolios of bonds across the spectrum of the fixed income market. Bond portfolios comprised mostly of municipal bonds share this risk and also carry other risks specific to the nature of their asset class.

The ability of states and municipalities to repay their debt could be hindered by unfavorable local economic or political events. Acknowledging the challenges facing many states and municipalities, our municipal and tax free funds have maintained their bias towards bonds with high credit quality and sectors that have historically demonstrated lower volatility.

While we certainly believe that municipal bonds are a valuable tool for many investors, the risks associated with these funds serve as a reminder about the importance of a well-diversified portfolio. As an investor, the best way to guard against any type of risk is to proactively build a well-diversified portfolio, a portfolio that is able to withstand and benefit from a variety of future outcomes.

On behalf of the Funds’ fixed income portfolio management team,

Gary J. Madich, CFA

2	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2011

J.P. Morgan Tax Aware Funds

MARKET OVERVIEW

SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited)

Uncertainty surrounding global economic growth dampened investors’ appetite for risk early in the reporting period and hurt taxable high yield fixed income securities (also known as “junk bonds”). This negative mood among investors worsened as the market seemed to lack confidence in the ability of European governments to combat the region’s debt crisis, stoking fear about economic contagion. Concerns about the credit downgrade of U.S.-issued debt exacerbated this negative sentiment among investors. Despite the credit downgrade, investors still sought safety in U.S. Treasuries, helping trigger a sharp downturn in interest rates for 2-, 5-, 10-, 15- and 30-year U.S. Treasury securities during the reporting period.

Interest rates in the tax-free fixed income market also declined (generally, prices for fixed income securities increase when their interest rates decline), reaching low levels during the reporting period. The volume of new debt issuances by states and municipalities decreased in comparison to prior reporting periods and helped support a positive technical environment for tax-free bonds. Lower quality tax-free fixed income securities outperformed higher quality securities as investors reached for yield given the low level of interest rates. Much of the headline risk related to the challenging fiscal conditions facing many state and local municipalities dissipated, helping states such as California, Illinois and New Jersey outperform during the reporting period.

AUGUST 31, 2011	J.P. MORGAN TAX AWARE FUNDS	3

JPMorgan Tax Aware High Income Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	4.91%
Barclays Capital Municipal Bond Index	6.39%

Net Assets as of 8/31/2011 (In Thousands)	$35,554
Duration as of 8/31/2011	6.4 years

INVESTMENT OBJECTIVE**

The JPMorgan Tax Aware High Income Fund (the “Fund”) seeks to provide a high level of after-tax income from a portfolio of fixed income investments.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

During the period, the majority of the Fund’s assets were invested in municipal securities, while the remainder was mostly invested in taxable high yield securities, mainly leveraged loans.

Concerns about slowing economic growth and investors’ declining appetite for risk negatively impacted the taxable high yield securities market during the reporting period and the Fund’s investments in these securities detracted from relative performance. Among investments in taxable high yield securities, the Fund’s housing and retail holdings were among the weakest performers, while financial and chemical holdings were among the strongest performers.

Among investments in municipal securities, the Fund’s investments in the housing sector, where the Fund had its largest overweight, had shorter duration and detracted from relative performance. Duration is used to measure the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease, respectively, in price as interest rates go down or up, respectively, versus bonds with shorter duration. The Fund’s underweight of lower yielding pre-refunded bonds (bonds that are secured with U.S. government securities) contributed to relative performance.

HOW WAS THE FUND POSITIONED?

The Fund’s assets were invested among various sectors, including both high-grade and high-yield securities. Sector allocations were determined by input from analyst teams organized by sector that assessed relative value and risk, among other factors. The Fund’s portfolio managers did not significantly adjust the portfolio during the reporting period, allocating the majority of the Fund’s assets to municipal securities and investing the remainder of the Fund’s assets mostly in taxable high yield securities.

Within the municipal allocation, the Fund continued to emphasize yield sectors, particularly the housing sector and was underweight lower-yielding bonds, such as pre-refunded bonds. The taxable portion of the Fund’s portfolio was primarily invested in leveraged loans. These instruments have floating rate coupons that mitigate the risk of rising interest rates, and are secured by collateral that should provide downside protection.

PORTFOLIO COMPOSITION***
Municipal Bonds	75.9%
Loan Participations & Assignments	17.0
Others (each less than 1.0%)	0.5
Short-Term Investment	6.6

*	The return shown is based on the net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based upon total investments as of August 31, 2011. The Fund’s composition is subject to change.

4	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2011

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2011
		6 MONTHS*			1 YEAR			3 YEAR			SINCE INCEPTION
	Inception Date of Class	Before Taxes	After Taxes on Distributions	After Taxes on Distributions and Sale of Fund Shares	Before Taxes	After Taxes on Distributions	After Taxes on Distributions and Sale of Fund Shares	Before Taxes	After Taxes on Distributions	After Taxes on Distributions and Sale of Fund Shares	Before Taxes	After Taxes on Distributions	After Taxes on Distributions and Sale of Fund Shares

CLASS A SHARES	9/17/07
Without Sales Charge		4.76%	4.59%	3.61%	2.93%	2.56%	2.91%	6.63%	6.22%	5.88%	5.37%	4.97%	4.80%
With Sales Charge**		0.78	0.62	1.01	(0.93)	(1.28)	0.36	5.27	4.87	4.71	4.36	3.96	3.92
CLASS C SHARES	9/17/07
Without CDSC		4.63	4.48	3.47	2.46	2.13	2.48	6.09	5.73	5.40	4.84	4.49	4.33
With CDSC***		3.63	3.48	2.82	1.46	1.13	1.83	6.09	5.73	5.40	4.84	4.49	4.33
SELECT CLASS SHARES	9/17/07	4.91	4.74	3.73	3.03	2.65	3.00	6.72	6.31	5.97	5.46	5.05	4.88

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

LIFE OF FUND PERFORMANCE (9/17/07 TO 8/31/11)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on September 17, 2007.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Tax Aware High Income Fund, the Barclays Capital Municipal Bond Index, the Barclays Capital High Yield Municipal Bond Index and the Lipper General Municipal Debt Funds Index from September 17, 2007 to August 31, 2011. The performance of the Lipper General Municipal Debt Funds Index reflects an initial investment at the end of month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Barclays Capital Municipal Bond Index and the Barclays Capital High Yield Municipal Bond Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund and have been adjusted to reflect reinvestment of all dividends and capital gains of securities included in the benchmark. The performance of the Lipper General Municipal Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Barclays Capital Municipal Bond Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market. The Barclays Capital High Yield Municipal Bond Index is an unmanaged index made up of bonds that are non-investment grade, unrated, or rated below Ba1 by Moody’s Investors Service with a remaining maturity of at least one year. The Lipper General Municipal Debt Funds Index represents total returns of the funds in the indicated category as defined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance

AUGUST 31, 2011	J.P. MORGAN TAX AWARE FUNDS	5

JPMorgan Tax Aware High Income Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited) (continued)

shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights,

which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2011

JPMorgan Tax Aware Income Opportunities Fund

FUND COMMENTARY

FOR THE PERIOD MARCH 1, 2011 (FUND INCEPTION DATE) THROUGH AUGUST 31, 2011 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	1.21%
Barclays Capital Competitive Intermediate
Municipal (1-17 Year) Maturities Index	5.38%

Net Assets as of 8/31/2011 (In Thousands)	$114,398
Duration as of 8/31/2011	3.5 years

INVESTMENT OBJECTIVE**

The JPMorgan Tax Aware Income Opportunities Fund (the “Fund”) seeks to provide total return.

HOW DID THE FUND AIM TO MEET ITS INVESTMENT OBJECTIVE?

The Fund has an absolute return orientation, which means that it was not managed relative to a benchmark during the reporting period. The Fund attempts to provide a positive total return in diverse market environments and accordingly, the Fund was not forced to meet target benchmark weights, allowing the Fund’s portfolio managers to avoid sectors that they believed were unattractive. While the Fund was not managed to a benchmark, its return was compared to the Barclays Capital Competitive Intermediate Municipal (1-17 Year) Maturities Index. For the period March 1, 2011 through August 31, 2011, the Fund (Select Class Shares) underperformed the Barclays Capital Competitive Intermediate Municipal (1-17 Year) Maturities Index.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S RETURN?

For the period March 1, 2011 through August 31, 2011, the Fund invested the majority of its assets in municipal bonds and a portion of its assets in derivatives, including credit default swaps (“CDS”).

The Fund’s absolute return benefited from its strong security selection among municipal bonds, as the Fund’s portfolio managers used bottom-up fundamental research to buy primary new issuances that they believed were attractively valued. The Fund then sold new issuances that were embraced by investors in the secondary market, which contributed to the Fund’s absolute return and caused the Fund’s turnover to be slightly higher than the Fund’s portfolio managers would normally expect.

Meanwhile, the Fund used CDS to establish long positions in high yield debt issuances with 1-2 year maturities. Market volatility late in the reporting period led many investors to sell assets perceived as risky and use CDS to take short positions in high yield debt issuances with 1-2 year maturities. This hurt the Fund’s long positions in this segment of the debt market and was a large detractor from the Fund’s absolute return during the reporting period.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund employed a bottom-up, security-selection-based investment approach and sought to take advantage of opportunities in the municipal bond market stemming from increased volatility, supply pressures and headline credit risk.

In addition, when the Fund’s portfolio managers believed that CDS were attractively valued, they used these instruments to initiate long and short exposures in areas of the fixed income market. The Fund also used interest-rate derivatives during the reporting period, mainly to manage the Fund’s exposure to potential changes in interest rates.

PORTFOLIO COMPOSITION***
Municipal Bonds	68.5%
Weekly Demand Notes	18.3
Daily Demand Notes	11.8
Others (each less than 1.0%)	0.8
Short-Term Investments	0.6

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages are based upon total investments as of August 31, 2011. The Fund’s composition is subject to change.

AUGUST 31, 2011	J.P. MORGAN TAX AWARE FUNDS	7

JPMorgan Tax Aware Income Opportunities Fund

FUND COMMENTARY

FOR THE PERIOD MARCH 1, 2011 (FUND INCEPTION DATE) THROUGH AUGUST 31, 2011 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2011

		SINCE INCEPTION*

	INCEPTION DATE OF CLASS	BEFORE TAXES	AFTER TAXES ON DISTRIBUTIONS	AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
CLASS A SHARES	3/1/11
Without Sales Charge		1.29%	1.29%	0.91%
With Sales Charge**		(2.51)	(2.51)	(1.57)
CLASS C SHARES	3/1/11
Without CDSC		0.93	0.93	0.61
With CDSC***		(0.07)	(0.07)	(0.04)
SELECT CLASS SHARES	3/1/11	1.21	1.21	0.86

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

LIFE OF FUND PERFORMANCE (3/1/11 TO 8/31/11)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on March 1, 2011.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Tax Aware Income Opportunities Fund, the Barclays Capital Competitive Intermediate Municipal (1-17 Year) Maturities Index, the iMoneyNet Tax Free National Average and the Lipper General Municipal Debt Funds Index from March 1, 2011 to August 31, 2011. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and includes a sales charge. The performance of the Barclays Capital Competitive Intermediate Municipal (1-17 Year) Maturities Index and the iMoneyNet Tax Free National Average do not reflect the deduction of expenses or a sales charge associated with a mutual fund and have been adjusted to reflect reinvestment of all dividends and capital gains of securities included in the benchmark. The performance of the Lipper General Municipal Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Barclays Capital Competitive Intermediate Municipal (1-17 Year) Maturities Index represents the performance of municipal bonds with maturities from 1-17 years. The iMoneyNet Tax Free National Average is an average of all tax-free and municipal, U.S.-domiciled institutional and retail money market funds. The Lipper General Municipal Debt Funds Index represents total returns of the funds in the indicated category as defined by Lipper, Inc. Investors cannot invest directly in an index.

Class A Shares have a $1,000 minimum initial investment and carry a 3.75% sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2011

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — 0.5%
	Consumer Discretionary — 0.3%
	Hotels, Restaurants & Leisure — 0.3%
100	Seminole Hard Rock Entertainment, Inc., VAR, 2.747%, 03/15/14 (e)	90

	Materials — 0.2%
	Chemicals — 0.1%
52	Lyondell Chemical Co., 11.000%, 05/01/18	58

	Containers & Packaging — 0.1%
32	Constar International, Inc., 11.000%, 12/31/17 (f) (i)	32

	Total Materials	90

	Total Corporate Bonds (Cost $182)	180

Municipal Bonds — 77.7% (t)
	Alaska — 0.4%
	Other Revenue — 0.4%
160	Northern Tobacco Securitization Corp., Series A, Rev., 4.625%, 06/01/23	145

	Arizona — 4.1%
	Education — 1.1%
300	Arizona School Facilities Board, State School Trust, Rev., AMBAC, 5.000%, 07/01/18	320
55	Pima County IDA, American Charter Schools Foundation, Series A, Rev., 5.125%, 07/01/15	55

		375

	Other Revenue — 1.2%
200	City of Mesa, Utility Systems, Rev., AGM, 5.250%, 07/01/29	231
200	Maricopa County IDA, Waste Management Inc. Project, Rev., VAR, 2.625%, 06/02/14	204

		435

	Water & Sewer — 1.8%
500	City of Scottsdale, Water & Sewer, Rev., 5.250%, 07/01/21	633

	Total Arizona	1,443

	Arkansas — 0.9%
	Housing — 0.4%
150	Arkansas Development Finance Authority, Single Family Mortgage, Series D, Rev., AMT, GNMA/FNMA, 5.500%, 01/01/37	157

	Special Tax — 0.5%
160	City of Fayetteville, Sales & Use Tax, Rev., AGM, 4.250%, 11/01/25	169

	Total Arkansas	326

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — 3.7%
	General Obligation — 1.2%
200	California School Facilities Financing Authority, GO, AGM, Zero Coupon, 08/01/30	62
100	Escondido Union High School District, Capital Appreciation, Series A, GO, AGC, Zero Coupon, 08/01/23	53
100	Los Angeles Unified School District, Series A-1, GO, NATL-RE, 5.000%, 07/01/17	110
175	Rincon Valley Union Elementary School District, Election 2004, GO, NATL-RE, 5.500%, 06/01/29	187

		412

	Hospital — 0.3%
100	Sierra View Local Health Care District, Rev., 4.875%, 07/01/18	105

	Housing — 0.1%
50	California Rural Home Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Security Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.400%, 12/01/36	50

	Other Revenue — 0.7%
250	Los Angeles Department of Water & Power, Series A, Rev., 5.250%, 07/01/39	270

	Prerefunded — 1.4%
420	Foothill Eastern Transportation Corridor Agency, Capital Appreciation, Senior Lien, Series A, Rev., Zero Coupon, 01/01/24 (p)	279
160	Pomona Unified School District, Series C, GO, 6.000%, 08/01/29 (p)	217

		496

	Total California	1,333

	Colorado — 1.5%
	General Obligation — 0.3%
75	Douglas County School District No. Re-1, Douglas & Elbert Counties, GO, 5.250%, 12/15/20	93

	Housing — 0.3%
105	El Paso County, Single Family Mortgage, Southern Front Range, Series E, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 04/01/41	107

	Other Revenue — 0.7%
205	City & County of Denver, Series A, Rev, AMT, 5.500%, 11/15/19	239

	Transportation — 0.2%
80	E-470 Public Highway Authority, Series B-2, Rev., VAR, NATL-RE, 5.000%, 09/01/39	80

	Total Colorado	519

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN TAX AWARE FUNDS	9

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Connecticut — 0.6%
	Other Revenue — 0.6%
200	Connecticut State Higher Education Supplement Loan Authority, Chesla Loan Program, Series A, Rev., 5.250%, 11/15/24	225

	Delaware — 0.2%
	Housing — 0.2%
75	Delaware State Housing Authority, Single Family Mortgage, Series D-1, Rev., AMT, 4.625%, 01/01/23	75

	District of Columbia — 1.2%
	Other Revenue — 1.2%
95	District of Columbia, Series A, Rev., 5.250%, 12/01/27	107
100	District of Columbia, Ballpark, Series B-1, Rev., NATL-RE-IBC, FGIC, 5.000%, 02/01/17	109
200	District of Columbia, Gallaudet University, Rev., 4.000%, 04/01/17	214

	Total District of Columbia	430

	Florida — 6.9%
	Housing — 0.6%
195	Florida Housing Finance Corp., Homeowner Mortgage, Series A-1, Rev., GNMA/FNMA/FHLMC COLL, 5.000%, 07/01/28	214

	Other Revenue — 6.3%
200	Charlotte County, Utility Systems, Rev., AGM, 5.250%, 10/01/24	228
200	Florida Housing Finance Corp., Series 1, Rev., 5.000%, 07/01/41	214
200	Florida Ports Financing Commission, State Transportation Trust Fund, Series B, Rev., AMT, 5.000%, 06/01/16	225
100	Florida Water Pollution Control Financing Corp., Water Pollution Control, Series A, Rev., 5.000%, 07/15/22	118
100	Miami-Dade County Expressway Authority, Series B, Rev., NATL-RE, FGIC, 5.250%, 07/01/15	111
250	Pasco County, Solid Waste Disposal & Resource, Rev., AMT, 5.000%, 10/01/20	270
500	Tampa Bay Water Utility System, Revenue Refunding & Improvement, Series A, Rev., NATL-RE, FGIC, 6.000%, 10/01/29	626
400	Tohopekaliga Water Authority, Series A, Rev., 5.750%, 10/01/31	452

		2,244

	Total Florida	2,458

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Georgia — 2.1%
	Other Revenue — 1.8%
240	Downtown Smyrna Development Authority, Rev., 5.250%, 02/01/28	277
300	Georgia State Environmental Loan Acquisition Corp., Cobb County Marietta Water Authority Loan, Rev., 5.125%, 02/15/31	319
45	Main Street Natural Gas, Inc., Series A, Rev., 5.000%, 09/15/13	47

		643

	Utility — 0.3%
100	Main Street Natural Gas, Inc., Series A, Rev., 5.000%, 09/15/14	106

	Total Georgia	749

	Guam — 0.6%
	Other Revenue — 0.6%
200	Guam Government Waterworks Authority, Water & Waste Water System, Rev., 5.000%, 07/01/19	197

	Hawaii — 0.3%
	General Obligation — 0.3%
100	City & County of Honolulu, Series D, GO, 5.250%, 09/01/27	112

	Illinois — 3.1%
	Education — 0.3%
100	Illinois Finance Authority, University of Chicago, Series B, Rev., 5.500%, 07/01/28	110

	General Obligation — 1.0%
125	Des Plaines Valley Public Library District, GO, 5.500%, 01/01/30	140
50	Greater Chicago Metropolitan Water Reclamation District, Series C, GO, 5.250%, 12/01/27	60
150	Lake County Community Consolidated School District No.50 Woodland, Series C, GO, 5.250%, 01/01/24	162

		362

	Other Revenue — 0.9%
100	Illinois State Toll Highway Authority, Senior Priority, Series A-1, Rev., AGM, 5.000%, 01/01/18	113
	Railsplitter Tobacco Settlement Authority,
80	Rev., 5.125%, 06/01/19	87
120	Rev., 5.250%, 06/01/21	127

		327

SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Transportation — 0.9%
250	Regional Transportation Authority, Series A, Rev., NATL-RE, 6.000%, 07/01/24	305

	Total Illinois	1,104

	Indiana — 2.6%
	General Obligation — 0.3%
100	Indiana Housing & Community Development Authority, Home First Program, Series A, GO, GNMA/FNMA COLL, 4.500%, 06/01/28	109

	Other Revenue — 2.3%
175	City of Whiting, BP Production North America, Inc., Rev., VAR, 2.800%, 06/02/14	179
100	Indiana Finance Authority, Ascension Health, Series A-8, Rev., VAR, 5.000%, 07/28/16	116
75	Indiana Finance Authority, Educational Facilities, Industry Historical, Rev., 4.000%, 07/01/15	80
150	Indiana Health Facility Financing Authority, Ascension Health, Series A-1, Rev., VAR, 5.000%, 06/01/17	172
250	Indiana State Finance Authority, Wastewater Utility First Revenue, Series A, Rev., 5.250%, 10/01/31	264

		811

	Total Indiana	920

	Iowa — 0.3%
	Housing — 0.3%
95	Iowa Finance Authority, Mortgage-Backed Securities Program, Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/28	103

	Kansas — 0.9%
	Hospital — 0.7%
210	City of Salina, Hospital Improvement, Salina Regional Health, Rev., 5.000%, 10/01/16	234

	Housing — 0.2%
70	Sedgwick & Shawnee Counties, Single Family Mortgage-Backed Securities Program, Series A-4, Rev., GNMA/FNMA/FHLMC, 5.850%, 06/01/39	76

	Total Kansas	310

	Kentucky — 0.3%
	Housing — 0.3%
95	Kentucky Housing Corp., Series A, Rev., 5.000%, 01/01/27	105

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Louisiana — 0.6%
	Housing — 0.1%
25	East Baton Rouge Mortgage Finance Authority, Mortgage-Backed Securities Program, Series A-2, Rev., GNMA/FNMA/FHLMC, 5.250%, 10/01/39	28

	Other Revenue — 0.2%
75	State of Louisiana, Gas And Fuels Tax, Second Lien, Series B, Rev., 5.000%, 05/01/28	82

	Transportation — 0.3%
100	New Orleans Aviation Board, Gulf Opportunity Zone, Consolidated Rental Car, Series A, Rev., 5.500%, 01/01/19	111

	Total Louisiana	221

	Maryland — 0.3%
	Transportation — 0.3%
100	Maryland Economic Development Corp., Series A, Rev., 5.125%, 06/01/20	101

	Massachusetts — 4.3%
	Education — 2.6%
350	Massachusetts College Building Authority, Series B, Rev., XLCA, 5.500%, 05/01/28	408
325	Massachusetts Health & Educational Facilities Authority, Class L, Rev., 5.250%, 07/01/33	391
100	Massachusetts Health & Educational Facilities Authority, Springfield College, Rev., 5.000%, 10/15/17	107

		906

	Industrial Development Revenue/Pollution Control Revenue — 0.4%
150	Massachusetts Development Finance Agency, Evergreen Center, Inc., Rev., 5.500%, 01/01/20	151

	Transportation — 1.0%
300	Massachusetts Bay Transportation Authority, Series B, Rev., NATL-RE, 5.500%, 07/01/28	368

	Water & Sewer — 0.3%
100	Massachusetts Water Resources Authority, Series B, Rev., AGM, 5.250%, 08/01/32	119

	Total Massachusetts	1,544

	Michigan — 1.2%
	General Obligation — 0.1%
50	City of Detroit, Series B-1, GO, AMBAC, 5.250%, 04/01/16	46

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN TAX AWARE FUNDS	11

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Other Revenue — 1.1%
200	Saginaw County Economic Development Corp., BGI South LLC-Recovery Zone, Rev., 5.000%, 12/01/20	209
150	Wayne County Airport Authority, Detroit Metropolitan Airport, Series D, Rev., 5.000%, 12/01/18	165

		374

	Total Michigan	420

	Minnesota — 2.4%
	General Obligation — 0.3%
40	Minneapolis St. Paul Housing Finance Board, Mortgage-Backed, City Living, Series A-2, GO, GNMA/FNMA/FHLMC, 5.520%, 03/01/41	41
70	Minnesota Housing Finance Agency, Mortgage-Backed, GO, GNMA/FNMA/FHLMC COLL, 4.250%, 07/01/28	74

		115

	Hospital — 0.6%
200	Meeker County, Gross Revenue, Hospital Facilities, Memorial Hospital Project, Rev., 5.250%, 11/01/17	200

	Other Revenue — 1.5%
200	Minnesota Agricultural & Economic Development Board, Health Care Facilities, Essential Health, Series A, Rev., 4.750%, 02/15/15 (f) (i)	207
300	Minnesota Housing Finance Agency, Non Profit Housing, State Appropriation, Rev., 5.250%, 08/01/26	328

		535

	Total Minnesota	850

	Mississippi — 0.8%
	Other Revenue — 0.8%
100	Mississippi Development Bank, Harrison County Coliseum, Class A, Rev., 5.250%, 01/01/34	108
150	Mississippi Development Bank, Special Obligation, Harrison County Coliseum, Rev., 5.250%, 01/01/30	170

	Total Mississippi	278

	Missouri — 3.0%
	General Obligation — 0.8%
250	Independence School District, Direct Deposit Program, Series A, GO, 5.250%, 03/01/31	281

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Housing — 0.2%
65	Missouri Housing Development Commission, Home Ownership Loan Program, Single Family Mortgage, Series B, Rev., AMT, GNMA/FNMA, 5.800%, 09/01/35	66

	Other Revenue — 0.7%
40	Kansas City, Manicor Project, Tax Allocation, Series A, Rev., 5.000%, 03/01/12	41
200	Missouri Housing Development Commission, Single Family Mortgage, Series E-3, Rev., GNMA/FNMA/FHLMC COLL, 4.625%, 05/01/28	221

		262

	Transportation — 1.3%
400	Bi-State Development Agency, Metropolitan District, St. Clair County Metrolink Project, Rev., AGM, 5.250%, 07/01/25	452

	Total Missouri	1,061

	Montana — 1.4%
	Housing — 0.5%
155	Montana Board of Housing, Single Family Mortgage, Series B, Rev., 5.500%, 12/01/37	158

	Other Revenue — 0.9%
100	Billings Montana Airport, Revenue Refunding, Series A, Rev., AMT, 5.000%, 07/01/20	105
200	Montana Facility Finance Authority, Hospital Benefits, Health Systems, Rev., AGC, 5.125%, 01/01/22	223

		328

	Total Montana	486

	Nevada — 0.3%
	Certificate of Participation/Lease — 0.3%
95	Las Vegas Convention & Visitors Authority, Rev., COP, AMBAC, 5.000%, 07/01/17	102

	New Hampshire — 2.0%
	Other Revenue — 2.0%
	City of Manchester, School Facilities,
150	Rev., NATL-RE, 5.500%, 06/01/26	189
100	Rev., NATL-RE, 5.500%, 06/01/27	125
160	New Hampshire Housing Finance Authority, Non Amount Non ACE, Single Family Mortgage, Series B, Rev., 5.000%, 07/01/27	170
200	New Hampshire Housing Finance Authority, Single Family Mortgage, Acquisition, Series A, Rev., 5.250%, 07/01/28	218

	Total New Hampshire	702

SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	New Jersey — 2.1%
	Other Revenue — 1.2%
200	New Jersey Higher Education Student Assistance Authority, Series 1, Rev., 5.000%, 12/01/16	219
200	Tobacco Settlement Financing Corp., Series 1A, Rev., 5.000%, 06/01/19	199

		418

	Special Tax — 0.9%
300	New Jersey EDA, Motor Vehicle Surplus, Series A, Rev., NATL-RE, 5.250%, 07/01/24	332

	Total New Jersey	750

	New Mexico — 2.2%
	Housing — 0.1%
25	New Mexico Mortgage Finance Authority, Single Family Mortgage, I-B-2 Class Shares, Rev., GNMA/FNMA/FHLMC, 5.650%, 09/01/39	28

	Other Revenue — 2.1%
200	Bernalillo County, Gross Receipts, Rev., AMBAC, 5.250%, 10/01/26	244
55	New Mexico Finance Authority, Public Project, Senior Lien, Series A, Rev., 4.000%, 06/01/16	62
	New Mexico Mortgage Finance Authority, Single Family Mortgage,
200	Rev., GNMA/FNMA/FHLMC COLL, 5.000%, 09/01/30	224
200	Series B, Class I, Rev., GNMA/FNMA/FHLMC COLL, 5.000%, 03/01/28	215

		745

	Total New Mexico	773

	New York — 4.7%
	Education — 0.6%
200	New York State Dormitory Authority, School District Building Financing Project, Series B, Rev., NATL-RE, 5.000%, 10/01/15	228

	Hospital — 0.5%
200	Ulster County IDA, Series A, Rev., 5.100%, 09/15/13	192

	Other Revenue — 3.6%
250	New York City Municipal Water Finance Authority, Series FF-2, Rev., 5.500%, 06/15/40	274
240	New York City Municipal Water Finance Authority, Second General Resolution, Rev., 5.375%, 06/15/43	263
275	New York State Dormitory Authority, Education, Series B, Rev., AMBAC, 5.500%, 03/15/24	341

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — Continued
310	New York State Environmental Facilities Corp., Pooled Financing, Rev., 5.500%, 10/15/26	391

		1,269

	Total New York	1,689

	North Carolina — 1.2%
	Education — 0.4%
125	Board of Governors of the University of North Carolina, Appalachian State Charlotte, Series B1, Rev., 5.250%, 10/01/23	146

	Housing — 0.6%
200	North Carolina Housing Finance Agency, Series 30-A, Rev., AMT, 5.500%, 01/01/39	204

	Utility — 0.2%
75	North Carolina Eastern Municipal Power Agency, Series C, Rev., 5.375%, 01/01/17	78

	Total North Carolina	428

	Ohio — 3.9%
	General Obligation — 0.5%
100	Cincinnati City School District, Classroom Construction & Improvement, GO, NATL-RE, FGIC, 5.250%, 12/01/25	118
45	Greene County, Series A, GO, AMBAC, 5.250%, 12/01/28	54

		172

	Housing — 0.5%
175	Ohio Housing Finance Agency, Series F, Rev., GNMA/FNMA/FHLMC, 5.500%, 09/01/39	183

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
75	Ohio State, Air Quality Development Authority, Pollution Control, First Energy, Series C, Rev., 5.625%, 06/01/18	84

	Other Revenue — 2.7%
125	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-1, Rev., 5.000%, 06/01/17	129
100	Franklin County Health Care Improvement, Presbyterian Services, Series A, Rev., 5.000%, 07/01/20	102
	Ohio Housing Finance Agency, Single Family Mortgage,
300	Series 1, Rev., 5.000%, 11/01/28	332
200	Series 2, Rev., GNMA/FNMA/FHLMC, 4.500%, 11/01/28 (w)	217

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN TAX AWARE FUNDS	13

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Other Revenue — Continued
150	State of Ohio, Higher Education Facility, College of Wooster Project, Rev., 5.000%, 09/01/15	171

		951

	Total Ohio	1,390

	Oklahoma — 0.7%
	Other Revenue — 0.7%
220	Oklahoma City Water Utilities Trust, Water & Sewer, Rev., 5.375%, 07/01/40	247

	Oregon — 1.4%
	Education — 0.2%
75	Forest Grove, Campus Improvement, Pacific University Project, Rev., 5.000%, 05/01/18	78

	General Obligation — 0.9%
150	Clackamas County School District No. 7J, Lake Oswego, GO, AGM, 5.250%, 06/01/25	184
20	Linn County Community School District No. 9 Lebanon, GO, NATL-RE, FGIC, 5.500%, 06/15/30	25
105	State of Oregon, University Systems Projects, Series G, GO, 5.250%, 08/01/31	118

		327

	Other Revenue — 0.3%
85	Oregon State Housing & Community Services Department, Single Family Mortgage Program, Series B, Rev., AMT, 5.000%, 07/01/30	91

	Total Oregon	496

	Pennsylvania — 2.9%
	Education — 0.2%
70	Pennsylvania Higher Educational Facilities Authority, LaSalle University, Series A, Rev., 5.000%, 05/01/12	72

	Other Revenue — 2.3%
50	Allegheny County Airport Authority, Series 2B, Rev., VAR, FGIC, 5.000%, 01/01/18	52
	Allegheny County Higher Education Building Authority, Duquesne University,
150	Series A, Rev., 5.000%, 03/01/20	168
150	Series A, Rev., NATL-RE, FGIC, 5.000%, 03/01/16	163
400	Pennsylvania Housing Finance Agency, Series 112, Rev., 5.000%, 04/01/28	440

		823

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Resource Recovery — 0.4%
140	Harrisburg Authority, Resource Recovery Improvements, Series D-2, Rev., VAR, AGM, 5.000%, 12/01/13	141

	Total Pennsylvania	1,036

	Puerto Rico — 1.0%
	Other Revenue — 0.2%
50	Puerto Rico Highway & Transportation Authority, Series AA, Rev., NATL-RE, 5.500%, 07/01/17	56

	Special Tax — 0.8%
275	Puerto Rico Highway & Transportation Authority, Series W, Rev., NATL-RE-IBC, 5.500%, 07/01/15	304

	Total Puerto Rico	360

	Tennessee — 1.2%
	Other Revenue — 1.2%
250	Memphis-Shelby County Airport Authority, Series A-1, Rev., AMT, 5.750%, 07/01/20	288
120	Memphis-Shelby County Sports Authority, Inc., Arena Project, Series D, Rev., NATL-RE, 5.000%, 11/01/19	136

	Total Tennessee	424

	Texas — 7.7%
	Education — 0.8%
100	Texas State Public Finance Authority Charter School Finance Corp., Cosmos Foundation, Inc., Series A, Rev., 6.000%, 02/15/30	99
140	University of Texas System, Series B, Rev., 5.250%, 07/01/28	171

		270

	General Obligation — 2.1%
80	Fort Bend County, GO, 5.250%, 03/01/28	88
200	North East Independent School District, GO, PSF-GTD, 5.250%, 02/01/27	243
340	State of Texas, Water Financial Assistance, Series D, GO, AMT, 5.000%, 08/01/17	399

		730

	Hospital — 0.5%
190	Lufkin Health Facilities Development Corp., Memorial Health System, East Texas, Rev., 5.000%, 02/15/13	194

	Housing — 0.3%
110	Texas State Affordable Housing Corp., Single Family Mortgage, Series D, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 04/01/41	121

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Industrial Development Revenue/Pollution Control Revenue — 0.3%
100	Harris County Industrial Development Corp., Deer Park Refining Project, Rev., 4.700%, 05/01/18	109

	Other Revenue — 3.2%
200	La Vernia Higher Education Finance Corp., Lifeschool of Dallas, Series A, Rev., 6.250%, 08/15/21	205
250	Texas Department of Housing & Community Affairs, Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/29	277
200	Texas Transportation Commission, First Tier Put, Rev., VAR, 5.000%, 02/15/13	203
375	University of Texas System, Series B, Rev., 5.250%, 07/01/30	455

		1,140

	Prerefunded — 0.0% (g)
30	City of Houston, Class A, Rev., AGM, Zero Coupon, 12/01/27 (p)	16

	Utility — 0.5%
60	Harris County Cultural Education Facilities Finance Corp., Teco Project, Series A, Rev., 5.000%, 11/15/15	70
100	SA Energy Acquisition Public Facility Corp., Gas Supply, Rev., 5.250%, 08/01/15	106

		176

	Total Texas	2,756

	Utah — 0.1%
	Other Revenue — 0.1%
40	Utah Transit Authority, Series C, Rev., AGM, 5.250%, 06/15/25	48

	Virginia — 0.2%
	Other Revenue — 0.2%
50	Sussex County IDA, Atlantic Waste, Rev., VAR, 5.125%, 05/01/14	54

	Washington — 2.4%
	General Obligation — 0.4%
220	State of Washington Motor Vehicle Fuel Tax, Series F, GO, AMBAC, Zero Coupon, 12/01/22	146

	Other Revenue — 2.0%
150	Chelan County Public Utility District No. 1, Series A, Rev., AMT, 5.500%, 07/01/26	167
300	City of Seattle, Light & Power Improvement, Series A, Rev., 5.250%, 02/01/33	327

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Other Revenue — Continued
200		Washington State Housing Finance Commission, Non Amount Non Ace, Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 04/01/29	214

			708

		Total Washington	854

		Total Municipal Bonds (Cost $26,398)	27,624

SHARES
Common Stock — 0.0% (g)
		Materials — 0.0% (g)
		Containers & Packaging — 0.0% (g)
—	(h)	Constar International, Inc., ADR (a) (f) (i) (Cost $—(h))	—	(h)

Preferred Stocks — 0.0% (g)
		Materials — 0.0% (g)
		Containers & Packaging — 0.0% (g)
—	(h)	Constar International, Inc. (f) (i) (Cost $9)	9

PRINCIPAL AMOUNT($)
Loan Participations & Assignments — 17.4%
		Consumer Discretionary — 5.0%
		Auto Components — 0.6%
		Autoparts Holdings Ltd., Term Loan,
66		VAR, 6.500%, 07/29/17	65
34		VAR, 6.500%, 07/29/17	33
124		Remy International, Inc., Term Loan B, VAR, 6.250%, 12/16/16	119

			217

		Automobiles — 0.5%
150		Chrysler, Term Loan B, VAR, 6.000%, 05/24/17	135
		Ford Motor Co., Tranche B-1 Term Loan,
3		VAR, 2.960%, 12/15/13	3
8		VAR, 2.960%, 12/15/13	8
22		VAR, 2.960%, 12/15/13	21

			167

		Hotels, Restaurants & Leisure — 1.7%
96		CCM Merger, Inc., Term Loan, VAR, 7.000%, 03/01/17	93
100		Citycenter Holdings, Inc., Term Loan, VAR, 7.500%, 01/21/15	97
		Golden Nugget, Inc., Additional Term Advance,
19		VAR, 3.190%, 06/30/14	16
6		VAR, 3.190%, 06/30/14	5

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN TAX AWARE FUNDS	15

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Loan Participations & Assignments — Continued
	Hotels, Restaurants & Leisure — Continued
6	VAR, 3.190%, 06/30/14	5
5	VAR, 3.190%, 06/30/14	5
	Golden Nugget, Inc., Term Advance,
30	VAR, 3.190%, 06/30/14	26
33	VAR, 3.190%, 06/30/14	29
	Harrah’s Entertainment Operating Co., Inc., Term B-2 Loan,
35	VAR, 3.218%, 01/28/15	30
65	VAR, 3.253%, 01/28/15	56
	Isle of Capri Casinos, Inc., Term Loan B,
143	VAR, 4.750%, 11/01/13	137
7	VAR, 4.750%, 11/01/13	6
100	Rock Ohio Caesars LLC, Term Loan, 08/15/17 ^	97

		602

	Media — 1.7%
97	Cengage Learning Acquisitions, Term Loan, VAR, 2.500%, 07/03/14	80
15	High Plains Broadcasting Operating Co. LLC, Term Loan, VAR, 9.000%, 09/14/16	15
100	Hubbard Radio LLC, 1st Lien Term Loan B, VAR, 5.250%, 04/28/17	95
	Media General, Inc., Term Loan,
13	VAR, 4.719%, 03/29/13	11
44	VAR, 4.819%, 03/29/13	38
56	Newport Television LLC, Term Loan, VAR, 9.000%, 09/14/16	55
	R.H. Donnelley Inc., Exit Term Loan,
9	VAR, 9.000%, 10/24/14	5
34	VAR, 9.000%, 10/24/14	19
35	VAR, 9.000%, 10/24/14	20
100	Radio One, Inc., 1st Lien Term Loan B, VAR, 7.500%, 03/31/16	96
70	Univision Communications, Inc., Extended 1st Lien Term Loan, VAR, 4.471%, 03/31/17	60
131	Univision Communications, Inc., Initial Term Loan, VAR, 2.221%, 09/29/14	118

		612

	Specialty Retail — 0.5%
100	Academy Sports & Outdoors, 1st Lien Term Loan, VAR, 6.000%, 08/03/18	95
	Claire’s Stores, Term Loan B,
102	VAR, 2.996%, 05/29/14	89
21	VAR, 3.003%, 05/29/14	18

		202

	Total Consumer Discretionary	1,800

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Consumer Staples — 1.7%
		Food & Staples Retailing — 0.5%
		Pierre Foods, Inc., 1st Lien,
100		VAR, 7.000%, 09/30/16	97
—	(h)	VAR, 7.000%, 09/30/16	—	(h)
100		SUPERVALU, Inc., Term B-2 Loan, 10/05/15 ^	93

			190

		Food Products — 0.3%
		Dole Food Co., Tranche B-2 Term Loan,
6		VAR, 5.000%, 07/08/18	5
6		VAR, 5.000%, 07/08/18	6
6		VAR, 5.000%, 07/08/18	6
6		VAR, 5.000%, 07/08/18	5
6		VAR, 5.000%, 07/08/18	5
6		VAR, 5.000%, 07/08/18	5
2		VAR, 6.000%, 07/08/18	2
		Dole Food Co., Tranche C-2 Term Loan,
8		VAR, 5.000%, 07/08/18	8
8		VAR, 5.000%, 07/08/18	8
8		VAR, 5.000%, 07/08/18	8
6		VAR, 5.000%, 07/08/18	5
6		VAR, 5.000%, 07/08/18	5
8		VAR, 5.000%, 07/08/18	8
8		VAR, 5.000%, 07/08/18	8
8		VAR, 5.000%, 07/08/18	8
4		VAR, 6.000%, 07/08/18	4

			96

		Household Products — 0.6%
		Spectrum Brands, New Term Loan,
44		VAR, 5.000%, 06/17/16	42
33		VAR, 5.000%, 06/17/16	32
8		VAR, 5.000%, 06/17/16	7
149		UCI International, Inc., Term Loan, VAR, 5.500%, 07/26/17	145

			226

		Personal Products — 0.3%
		NBTY, Inc., Term B-1 Loans,
88		VAR, 4.250%, 10/01/17	85
6		VAR, 4.250%, 10/01/17	5
6		VAR, 4.250%, 10/01/17	6

			96

		Total Consumer Staples	608

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

Loan Participations & Assignments — Continued
		Financials — 1.3%
		Capital Markets — 0.1%
23		Pinafore LLC, Term Loan B1, VAR, 4.250%, 09/29/16	22

		Diversified Financial Services — 0.5%
		Nexeo Solutions, Term Loan,
17		VAR, 5.000%, 09/08/17	16
14		VAR, 5.000%, 09/08/17	13
14		VAR, 5.000%, 09/08/17	12
		Reynolds Group Holdings, U.S. Term Loan,
62		VAR, 6.500%, 02/09/18	59
55		VAR, 6.500%, 02/09/18	53
32		VAR, 6.500%, 02/09/18	31

			184

		Insurance — 0.4%
143		CNO Financial Group, Inc., B-1 Term Loan, VAR, 6.250%, 09/30/16	139

		Real Estate Investment Trusts (REITs) — 0.3%
		I-Star, Term Loan A-1,
42		VAR, 5.000%, 06/28/13	41
31		VAR, 5.000%, 06/28/13	30
40		Tishman Speyer Office, Term Loan, VAR, 8.000%, 05/04/12	39

			110

		Total Financials	455

		Health Care — 2.3%
		Health Care Providers & Services — 1.5%
		Community Health Systems, Inc., Non Extended B-1 Term Loan,
—	(h)	VAR, 2.471%, 07/25/14	—	(h)
55		VAR, 2.569%, 07/25/14	51
		Community Health Systems, Inc., Non Extended Delay Draw,
—	(h)	VAR, 2.471%, 07/25/14	—	(h)
21		VAR, 2.569%, 01/25/17 ^	20
100		IASIS Healthcare, Term Loan B, 05/03/18 ^	92
100		Inventive Health, Consolidated Term Loan, VAR, 4.750%, 08/04/16	94
100		Kindred Healthcare, Term Loan, VAR, 5.250%, 06/01/18	92
100		Multplan, Inc. Term Loan B, VAR, 4.750%, 08/26/17	92
99		Vanguard Health Systems, Term Loan B, VAR, 5.000%, 01/29/16	94

			535

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Pharmaceuticals — 0.8%
		Axcan Intermediate Holdings, Inc., Term Loan,
135		VAR, 5.500%, 02/10/17	121
15		VAR, 5.500%, 02/10/17	13
		Capsugel Holdings, Inc., Term Loan,
149		VAR, 5.250%, 08/01/18	144
1		VAR, 5.250%, 08/01/18	1

			279

		Total Health Care	814

		Industrials — 3.1%
		Aerospace & Defense — 0.6%
100		Ducommun, Inc., Term Loan B, VAR, 5.500%, 06/28/17	97
100		Transdigm Group, Inc., Term Loan, 02/14/17 ^	96

			193

		Airlines — 0.4%
50		Delta Air Lines, Inc., Term Loan, VAR, 4.250%, 03/07/16	45
		United Airlines, Term Loan B,
71		VAR, 2.250%, 02/01/14	65
28		VAR, 2.250%, 02/01/14	26

			136

		Building Products — 0.2%
4		Jacuzzi Brands, Inc., 1st Lien Synthetic Credit Facilty, VAR, 0.146%, 02/07/14	3
		Jacuzzi Brands, Inc., 1st Lien Term Loan B,
—	(h)	VAR, 2.469%, 02/07/14	—	(h)
45		VAR, 2.503%, 02/07/14	32
		Nortek, Inc., 1st Lien Term Loan,
50		VAR, 5.250%, 04/26/17	45
—	(h)	VAR, 5.250%, 04/26/17	—	(h)
—	(h)	VAR, 6.250%, 04/26/17	—	(h)

			80

		Commercial Services & Supplies — 0.5%
		Clarke American Corp., Term Loan B,
18		VAR, 2.721%, 06/30/14	15
13		VAR, 2.721%, 06/30/14	11
11		VAR, 2.746%, 06/30/14	9
28		VAR, 2.746%, 06/30/14	23
18		VAR, 2.746%, 06/30/14	15
125		Momentive Performance, Tranche B-1B Term Loan, 05/05/15 ^	111

			184

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN TAX AWARE FUNDS	17

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Loan Participations & Assignments — Continued
	Electrical Equipment — 0.3%
4	Electrical Components International, Synthetic Revolving Loan Commitment, VAR, 1.400%, 02/04/16	4
70	Electrical Components International, Term Loan, VAR, 6.750%, 02/04/17 (f) (i)	68
	Generac Power Systems, Term Loan,
6	VAR, 2.688%, 11/10/13	6
35	VAR, 2.746%, 11/10/13	33

		111

	Machinery — 1.0%
125	Milacron Holdings, Term Loan, VAR, 7.500%, 05/15/17	121
100	Terex Corp., Term Loan, VAR, 5.500%, 04/28/17	98
144	Xerium Technologies, Inc., Initial U.S. Term Loan, VAR, 5.500%, 05/26/17	139

		358

	Trading Companies & Distributors — 0.1%
30	Univar, Inc., Term Loan B, VAR, 5.000%, 06/30/17	28

	Total Industrials	1,090

	Information Technology — 1.3%
	Communications Equipment — 0.4%
49	Avaya, Inc., Term Loan B-1, VAR, 3.064%, 10/24/14	43
98	Avaya, Inc., Term Loan B-3 Extending Tranche, VAR, 4.814%, 10/26/17	85

		128

	Electronic Equipment, Instruments & Components — 0.3%
115	CDW Corp., Non Extended B-1 Term Loan, VAR, 3.707%, 10/10/14	108

	Internet Software & Services — 0.4%
149	Softlayer Technologies, Term Loan, VAR, 7.250%, 11/09/16	143

	IT Services — 0.0% (g)
22	First Data Corp., Initial Tranche B3 Term Loan, VAR, 2.967%, 09/24/14	19

	Semiconductors & Semiconductor Equipment — 0.2%
77	Freescale Semiconductor, Inc., Extended Maturity Term Loan, VAR, 4.438%, 12/01/16	71

	Total Information Technology	469

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Materials — 1.9%
		Chemicals — 1.2%
35		BOC Edwards, Extended Term Loan, VAR, 5.500%, 05/31/16	33
100		BOC Edwards, New Term Loan, VAR, 5.500%, 05/31/16	91
100		OM Group, Term Loan B, VAR, 5.750%, 08/01/17	98
115		Rentech Energy Midwest Corp., Term Loan, VAR, 10.000%, 06/10/16	113
		Styron, 1st Lien Term Loan,
99		VAR, 6.000%, 08/02/17	91
—	(h)	VAR, 6.000%, 08/02/17	—	(h)

			426

		Containers & Packaging — 0.4%
146		Intelligrated Inc., Term Loan, VAR, 7.500%, 02/17/17	142

		Paper & Forest Products — 0.3%
125		Ainsworth Lumber Ltd., Term Loan B, VAR, 5.250%, 06/26/14	113

		Total Materials	681

		Telecommunication Services — 0.3%
		Wireless Telecommunication Services — 0.3%
		Syniverse Holdings, Inc., Term Loan B,
99		VAR, 5.250%, 12/21/17	97
—	(h)	VAR, 5.250%, 12/21/17	—	(h)

		Total Telecommunication Services	97

		Utilities — 0.5%
		Independent Power Producers & Energy Traders — 0.5%
40		Dynegy Midwest Generation, Term Loan, VAR, 9.250%, 08/05/16	39
60		Dynegy Power LLC, Term Loan, VAR, 9.250%, 08/05/16	59
		Texas Competitive Electric Holdings Co. LLC, Extended-Term Loan,
23		VAR, 4.706%, 10/10/17	16
24		VAR, 4.772%, 10/10/17	18
—	(h)	VAR, 4.772%, 10/10/17	—	(h)
		Texas Competitive Electric Holdings Co. LLC, Non- Extended Term Loan,
47		VAR, 3.706%, 10/10/14	35
—	(h)	VAR, 3.772%, 10/10/14	—	(h)

		Total Utilities	167

		Total Loan Participations & Assignments (Cost $6,448)	6,181

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2011

SHARES	SECURITY DESCRIPTION	VALUE($)

Short-Term Investment — 6.8%
	Investment Company — 6.8%
2,420	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (m) (Cost $2,420)	2,420

	Total Investments — 102.4% (Cost $35,457)	36,414
	Liabilities in Excess of Other Assets — (2.4)%	(860)

	NET ASSETS — 100.0%	$35,554

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN TAX AWARE FUNDS	19

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Daily Demand Notes — 12.7%
	California — 0.7%
800	City of Irvine, Improvement Bond Act of 1915, District No. 07-22, Limited Obligation Assessment, Series A, Rev., VRDO, LOC: KBC Bank N.V., 0.230%, 09/01/11	800

	Colorado — 1.9%
2,150	Denver City & County, Airport, Subseries G2, Rev., VRDO, AGC, 0.130%, 09/01/11 (m)	2,150

	Massachusetts — 5.4%
5,550	Massachusetts Health & Educational Facilities Authority, Capital Asset Program, Series E, Rev., VRDO, LOC: Fleet National Bank, 0.150%, 09/01/11	5,550
650	Massachusetts Water Resources Authority, Multimodal, Subseries D, Rev., VRDO, LOC: Landesbank Baden- Wuerttemberg, 0.130%, 09/01/11	650

	Total Massachusetts	6,200

	New York — 1.4%
600	Metropolitan Transportation Authority, Subseries D-2, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.230%, 09/01/11	600
330	New York City Municipal Water Finance Authority, Water & Sewer Systems, 2nd Generation Resolution, Fiscal 2008, Series BB-3, Rev., VRDO, 0.190%, 09/01/11	330
500	New York City Transitional Finance Authority, Future Tax Secured, Subseries C-5, Rev., VRDO, 0.130%, 09/01/11	500
200	New York City Transitional Finance Authority, New York City Recovery, Series 3, Subseries 3-B, Rev., VRDO, 0.070%, 09/01/11	200

	Total New York	1,630

	Ohio — 2.2%
2,505	Ohio State Higher Educational Facility Commission, Case Western Reserve University, Series A, Rev., VRDO, 0.180%, 09/01/11	2,505

	Texas — 0.3%
340	Harris County Health Facilities Development Corp., Baylor College Medical, Series A1, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.120%, 09/01/11 (m)	340

	Virginia — 0.8%
880	Virginia Small Business Financing Authority, Virginia State University Real Estate, Rev., VRDO, LOC: Bank of America N.A., 0.170%, 09/01/11	880

	Total Daily Demand Notes (Cost $14,505)	14,505

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — 73.9% (t)
	Alabama — 0.7%
	Other Revenue — 0.7%
800	Alabama 21st Century Authority, Rev., 5.750%, 12/01/17 (m)	813

	Alaska — 0.7%
	General Obligation — 0.3%
250	Borough of North Slope, Series A, GO, 5.500%, 06/30/18	308

	Other Revenue — 0.4%
140	Alaska Housing Finance Corp., State Capital Project, Series A, Rev., 5.000%, 12/01/16 (m)	164
250	City of Valdez, BP Pipelines Project, Series B, Rev., 5.000%, 01/01/16	279

		443

	Total Alaska	751

	Arizona — 2.5%
	General Obligation — 0.8%
300	City of Scottsdale, GO, 5.000%, 07/01/21	368
275	City of Tempe, GO, 5.000%, 07/01/12	286
200	Maricopa County Unified School District No. 80 Chandler, GO, AGM, 4.500%, 07/01/12	207

		861

	Hospital — 0.3%
370	Arizona Health Facilities Authority, Banner Health, Series D, Rev., 5.000%, 01/01/13	390

	Other Revenue — 1.2%
225	Arizona Transportation Board, Excise Maricopa County Regional Area Road Fund, Rev., 5.000%, 07/01/24 (m)	254
105	City of Glendale, Street & Highway User, Rev., NATL-RE, 4.000%, 07/01/15 (m)	118
200	Maricopa County IDA, Waste Management Inc. Project, Rev., VAR, 2.625%, 06/02/14	204
500	Phoenix Civic Improvement Corp., Senior Lien, Series C, Rev., 5.000%, 07/01/23	582
200	Pima County, Sewer System, Series A, Rev., 5.000%, 07/01/14	221

		1,379

	Prerefunded — 0.1%
105	City of Phoenix, Series B, GO, 5.375%, 07/01/12 (p)	110

	Transportation — 0.1%
100	Tucson Airport Authority, Inc., Rev., AGM, 5.000%, 06/01/12	103

	Total Arizona	2,843

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	California — 2.6%
	Certificate of Participation/Lease — 0.1%
100	Val Verde Unified School District, COP, FGIC, 5.000%, 01/01/12 (p)	102

	General Obligation — 2.3%
2,000	Los Alamitos Unified School District, GO, BAN, Zero Coupon, 09/01/16 (w)	1,746
250	Rincon Valley Union Elementary School District, Election 2004, GO, NATL- RE, 5.500%, 06/01/29	267
500	Tustin Unified School District, School Number 2008-1-2008 Election, Series B, GO, 6.000%, 08/01/36	560

		2,573

	Prerefunded — 0.1%
125	Golden State Tobacco Securitization Corp., Enhanced, Asset-Backed, Series B, Rev., 5.000%, 06/01/12 (m) (p)	129

	Short Term Note — 0.1%
150	City of Long Beach, GO, TAN, 2.000%, 09/30/11	150

	Total California	2,954

	Colorado — 0.9%
	Education — 0.1%
100	University of Colorado Enterprise System, Refunding And Improvement, Rev., NATL-RE, FGIC, 5.000%, 06/01/12	104

	Other Revenue — 0.8%
100	Colorado Health Facilities Authority, Catholic Health, Series A, Rev., 5.000%, 07/01/16 (m)	115
750	Colorado Water Resources & Power Development Authority, Series A, Rev., 5.000%, 09/01/21 (m)	827

		942

	Total Colorado	1,046

	Connecticut — 2.4%
	General Obligation — 0.9%
100	State of Connecticut, Series B, GO, NATL-RE, 5.000%, 06/01/14 (m)	112
560	Town of North Branford, Series A, GO, 5.000%, 08/01/12	585
340	University of Connecticut, Series A, GO, NATL-RE, 5.000%, 01/15/13	362

		1,059

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — 1.4%
150	Connecticut State Development Authority, Connecticut Light & Power, Rev., 1.250%, 05/01/31	150
750	State of Connecticut Health & Educational Facility Authority, Series G, Rev., 4.000%, 07/01/16 (m)	787
315	State of Connecticut Higher Education Supplement Loan Authority, Series A, Rev., AMBAC, 5.625%, 11/15/11 (m)	318
300	State of Connecticut, Revolving Fund, Series A, Rev., 5.000%, 01/01/23 (m)	359

		1,614

	Prerefunded — 0.1%
100	State of Connecticut, Series F, GO, 5.000%, 10/15/12 (m) (p)	105

	Total Connecticut	2,778

	District of Columbia — 1.6%
	General Obligation — 1.0%
1,000	District of Columbia, Series A, GO, AGM, 5.000%, 06/01/21 (m)	1,103

	Other Revenue — 0.6%
120	District Columbia, Ballpark, Series B-1, Rev., NATL-RE, FGIC, 5.000%, 02/01/18 (m)	129
100	District of Columbia, Income Tax, Series D, Rev., 2.500%, 12/01/12 (m)	103
	Metropolitan Washington Airports Authority,
150	Series A, Rev., AMT, AGM-CR, AMBAC, 5.000%, 10/01/18	168
150	Series C, Rev., 5.000%, 10/01/19	178
100	Washington Metropolitan Area Transit Authority, Series A, Rev., 5.000%, 07/01/12	104

		682

	Total District of Columbia	1,785

	Florida — 5.6%
	General Obligation — 0.3%
120	City of Port St. Lucie, Master Lease/Municipal Complex, COP, GO, AGC, 6.000%, 09/01/17	140
70	Florida State Board Education, Public Education Capital Outlay, Series A, GO, 5.000%, 06/01/12 (m) (p)	73
100	State of Florida, Board Education Lottery, Series C, GO, 5.000%, 06/01/17 (m)	120

		333

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN TAX AWARE FUNDS	21

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Other Revenue — 5.3%
200	City of Jacksonville, Rev., 5.000%, 10/01/18	236
220	City of Sarasota, Water & Sewer System, Rev., 4.000%, 10/01/12	228
500	City of Tampa, Water & Sewer Improvement System, Rev., 5.000%, 10/01/23 (w)	580
195	Florida Housing Finance Corp., Series 1, Rev., 5.000%, 07/01/41 (m)	209
600	Florida Housing Finance Corp., Homeowner Mortgage Special Program, Series B, Rev., GNMA/FNMA/FHLMC, 4.500%, 01/01/29 (m)	658
750	Florida Municipal Power Agency, St. Lucie Project, Series A, Rev., 4.000%, 10/01/17 (m)	822
300	Florida Ports Financing Commission, State Transportation Trust Fund, Series B, Rev., AMT, 5.000%, 06/01/16 (m)	337
100	Florida State Department of Transportation, Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/22 (m)	110
500	Highlands County Health Facilities Authority, Hospital, Adventist Health, Series I, Rev., 5.000%, 11/15/16 (m)	574
300	Hillsborough County Port District, Tampa Port Authority Project, Series A, Rev., NATL-RE, 5.750%, 06/01/19 (m)	311
250	Miami-Dade County IDA, Waste Management, Rev., VAR, 2.625%, 08/01/14	250
500	Orlando Utilities Commission, Water & Electric Revenue, Series B, Rev., 5.000%, 10/01/22	530
100	Orlando-Orange County Expressway Authority, Series A, Rev., AMBAC, 5.250%, 07/01/16	106
500	Pasco County, Solid Waste Disposal & Resource, Rev., AMT, 5.000%, 10/01/20	540
250	South Miami Health Facilities Authority, Baptist Health South Florida Group, Rev., 5.000%, 08/15/13	270
270	State of Florida, Board Education Lottery, Series E, Rev., 4.000%, 07/01/12 (m)	278

		6,039

	Total Florida	6,372

	Georgia — 0.9%
	General Obligation — 0.7%
100	Barrow County School District, GO, 5.000%, 02/01/13 (m) (p)	107
250	Bulloch County School District, Sales Tax, GO, 4.000%, 05/01/13 (m)	265
100	Paulding County School District, GO, 5.000%, 02/01/17	119

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — Continued
175	Richmond County Board of Education, GO, 5.000%, 10/01/12	184
150	State of Georgia, Series G, GO, 5.000%, 12/01/17 (m)	184

		859

	Other Revenue — 0.1%
100	Georgia Housing & Finance Authority, Non Amount, Non Ace-Single Family, Rev., 5.000%, 06/01/29 (m)	110

	Prerefunded — 0.1%
100	Metropolitan Atlanta Rapid Transit Authority, Second Indenture, Rev., NATL-RE, 5.000%, 01/01/13 (p)	106

	Total Georgia	1,075

	Illinois — 1.0%
	General Obligation — 0.2%
285	McHenry County Community Unit School District No. 200 Woodstock, School Building, Series A, GO, NATL-RE, FGIC, 5.250%, 01/15/22	311

	Other Revenue — 0.8%
515	Chicago Illinois O Hare International Airport, General Airport-3rd Lein, Series A-2, Rev., AGM, 5.750%, 01/01/19 (m)	545
115	Chicago Illinois O Hare International Airport, Passenger Facility, Series B, Rev., AMT, 5.000%, 01/01/17 (m)	128
200	Railsplitter Tobacco Settlement Authority, Rev., 5.250%, 06/01/21	212

		885

	Total Illinois	1,196

	Indiana — 3.8%
	General Obligation — 0.3%
300	Indianapolis Local Public Improvement Bond Bank, Series A, GO, AGM, 6.500%, 01/01/12	306

	Other Revenue — 3.5%
150	City of Whiting, BP Production North America, Inc., Rev., VAR, 2.800%, 06/02/14	154
100	Hammond Multi-School Building Corp, Rev., NATL-RE, FGIC, 5.000%, 01/15/20 (m)	115
1,000	Indiana Finance Authority Water Utility, Rev., 3.000%, 10/01/14	1,042
500	Indiana Health Facility Financing Authority, Ascension Health, Series A-3, Rev., VAR, 1.700%, 09/01/14	511
1,000	Indiana Health Facility Financing Authority, Ascension Health Credit Group, Series A-1, Rev., VAR, 1.500%, 08/01/14	1,013

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Other Revenue — Continued
500	Indiana Housing & Community Development Authority, Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 06/01/28	547
	Indianapolis Local Public
	Improvement Bond Bank,
250	Series D, Rev., 5.000%, 06/01/18	292
100	Series F, Rev., AGM, 5.000%, 01/01/21	116
200	Wa-Nee Community School Building Corp., Rev., AGM, 4.250%, 07/15/12	207

		3,997

	Total Indiana	4,303

	Iowa — 0.6%
	Other Revenue — 0.6%
500	Iowa Finance Authority, Single Family Mortgage, Series 1, Rev., GNMA/FNMA/FHLMC, 4.500%, 01/01/29	546
125	State of Iowa, Special Obligation, Series A, Rev., 5.000%, 06/01/21	147

	Total Iowa	693

	Kansas — 0.2%
	Other Revenue — 0.2%
250	Kansas Development Finance Authority, Series K, Rev., NATL-RE, 4.250%, 11/01/12	261

	Kentucky — 1.6%
	Other Revenue — 1.6%
380	Kentucky Asset Liability Commission, Federal Highway Trust, Rev., NATL-RE, 5.250%, 09/01/19	461
300	Kentucky Housing Corp., Series A, Rev., 5.000%, 01/01/28	331
1,000	Kentucky State Property & Building Commission, Series A, Rev., 3.000%, 08/01/13	1,045

	Total Kentucky	1,837

	Louisiana — 0.7%
	Other Revenue — 0.7%
100	Lafayette Consolidated Government, Sales Tax, Series A, Rev., NATL-RE, 5.000%, 05/01/12	103
725	Louisiana Housing Finance Agency, Single Family Mortgage-Backed Securities Program, Rev., GNMA/FNMA COLL, 2.850%, 06/01/29	726

	Total Louisiana	829

	Maryland — 0.2%
	General Obligation — 0.2%
225	Anne Arundel County, Consolidated General Improvements, GO, 5.000%, 04/01/20 (m)	276

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Massachusetts — 3.5%
	General Obligation — 1.7%
250	City of Boston, Series B, GO, 5.000%, 04/01/20 (m)	308
	Commonwealth of Massachusetts, Consolidated Loan,
300	Series C, GO, 5.000%, 07/01/20	361
100	Series C, GO, AGM-CR, 5.250%, 11/01/12 (p)	105
500	Series D, GO, NATL-RE, 5.500%, 11/01/12	531
565	Town of Tisbury, GO, 2.000%, 03/15/12	570

		1,875

	Other Revenue — 1.3%
750	Massachusetts Development Finance Agency, Dominion Energy Brayton, Series A, Rev., VAR, 2.250%, 09/01/16	748
750	Massachusetts Educational Financing Authority, Series J, Rev., 4.750%, 07/01/19	781

		1,529

	Prerefunded — 0.5%
270	Commonwealth of Massachusetts, Rev., FGIC, 5.250%, 01/01/14 (p)	299
220	Commonwealth of Massachusetts, Special Obligation, Rev., FGIC, 5.000%, 01/01/14 (p)	243

		542

	Total Massachusetts	3,946

	Michigan — 2.4%
	General Obligation — 0.1%
100	City of Warren, Downtown Development, GO, NATL-RE, FGIC, 5.000%, 10/01/16	107

	Other Revenue — 2.3%
645	County of Wayne, Airport, Series D, Rev., NATL-RE, FGIC, 5.500%, 12/01/18	659
250	Michigan State Hospital Finance Authority, Ascension Health Credit Group, Rev., VAR, 2.000%, 08/01/14	256
150	Michigan State Hospital Finance Authority, Oakwood Obligation Group, Rev., 5.500%, 11/01/14	160
500	Michigan State Housing Development Authority, Non Amount, Non Ace, Series A, Rev., 5.000%, 12/01/27	549
250	Michigan Strategic Fund, Waste Management Inc. Project, Rev., VAR, 3.200%, 08/01/13	257
675	Wayne State University, Rev., AGM, 5.000%, 11/15/12	709

		2,590

	Total Michigan	2,697

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN TAX AWARE FUNDS	23

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Minnesota — 1.9%
	Other Revenue — 1.9%
500	Dakota County Community Development Agency, Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC COLL, 4.500%, 06/01/35 (m)	545
	Minneapolis St. Paul Housing Finance Board, Mortgage-Backed Securities Program,
500	Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 12/01/26	543
500	Series E, Rev., GNMA/FNMA/FHLMC COLL, 4.000%, 01/01/35 (w)	534
	Minnesota Housing Finance Agency, Non Amount, Non Ace Mortgage-Backed,
300	Rev., GNMA/FNMA COLL, 4.500%, 01/01/31	328
250	Series D, Rev., GNMA/FNMA/FHLMC COLL, 4.500%, 07/01/34	274

	Total Minnesota	2,224

	Mississippi — 0.2%
	General Obligation — 0.2%
150	State of Mississippi, Series A, GO, 5.250%, 11/01/21	186

	Missouri — 1.6%
	General Obligation — 0.3%
350	City of Kansas, Improvement, Series A, GO, 5.000%, 02/01/23	415

	Other Revenue — 1.3%
150	City of Columbia, Special Obligation, Refunding & Improvement, Rev., 4.000%, 02/01/13 (m)	157
200	Missouri Housing Development Commission, Single Family Mortgage, Series E-3, Rev., GNMA/FNMA/FHLMC COLL, 4.625%, 05/01/28	221
225	Missouri State Environmental Improvement & Energy Resources Authority, Revolving Funds, Series B, Rev., 5.000%, 07/01/25	261
750	Missouri State Health & Educational Facilities Authority, Webster University, Rev., 4.000%, 04/01/16	816

		1,455

	Total Missouri	1,870

	Montana — 0.4%
	Housing — 0.3%
305	Montana Board of Housing, Single Family Mortgage, Series B, Rev., 5.500%, 12/01/37	312

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — 0.1%
150	Montana Facility Finance Authority, Hospital Benefis Healthcare System, Rev., AGC, 5.000%, 01/01/13	158

	Total Montana	470

	Nebraska — 0.3%
	Other Revenue — 0.3%
325	Nebraska Public Power District, Series A, Rev., 5.000%, 01/01/16	377

	Nevada — 0.5%
	General Obligation — 0.5%
200	City of Henderson, Water & Sewer Systems, GO, NATL-RE, FGIC, 4.250%, 09/01/12 (m)	208
	Clark County School District,
110	Series B, GO, AGM-CR, FGIC, 5.000%, 06/15/22 (m)	117
100	Series C, GO, AGM, 5.000%, 06/15/12 (m)	103
100	Series C, GO, NATL-RE, FGIC, 5.000%, 06/15/12 (m)	104

	Total Nevada	532

	New Hampshire — 0.3%
	Other Revenue — 0.3%
300	New Hampshire Housing Finance Authority, Single Family Mortgage, Acquisition, Series A, Rev., 5.250%, 07/01/28	327

	New Jersey — 3.1%
	Education — 0.2%
200	New Jersey EDA, School Facilities Construction, Rev., VAR, AGM, 5.000%, 09/01/14	220

	General Obligation — 0.3%
300	Township of Wayne, GO, AGM, 3.750%, 11/01/11	302

	Other Revenue — 1.9%
535	Hudson County Improvement Authority, Series B, Rev., 5.000%, 01/01/13	563
500	New Jersey Higher Education Student Assistance Authority, Series 1, Rev., 5.000%, 12/01/15	548
1,000	New Jersey Housing & Mortgage Finance Agency, Single Family Mortgage, Series A, Rev., 4.500%, 10/01/29	1,059

		2,170

	Prerefunded — 0.3%
200	New Jersey Building Authority, Series A, Rev., AMBAC, 5.250%, 12/15/12 (p)	213

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Prerefunded — Continued
135	New Jersey EDA, School Facilities Construction, Series F, Rev., FGIC, 5.000%, 06/15/13 (p)	146

		359

	Short Term Note — 0.4%
500	City of Rahway, GO, BAN, 1.500%, 08/10/12	502

	Total New Jersey	3,553

	New Mexico — 1.2%
	Housing — 0.1%
145	New Mexico Mortgage Finance Authority, Single Family Mortgage, Series I- B-3, Rev., AMT, GNMA/FNMA/FHLMC, 4.200%, 07/01/28	147

	Other Revenue — 1.1%
100	New Mexico Finance Authority, State Transportation, Senior Lien, Rev., 5.000%, 06/15/24	116
	New Mexico Finance Authority, Sub Lien,
500	Series A-2, Rev., 5.000%, 12/15/21	598
235	Series B, Rev., AMBAC, 5.000%, 06/15/12	244
200	New Mexico Mortgage Finance Authority, Single Family Mortgage, Rev., GNMA/FNMA/FHLMC COLL, 5.000%, 09/01/30	224

		1,182

	Total New Mexico	1,329

	New York — 9.7%
	General Obligation — 0.7%
	City of New York,
205	Series C, GO, 5.000%, 08/01/12	214
100	Series G, GO, XLCA, 4.500%, 08/01/12	104
100	Subseries J-1, GO, 4.000%, 08/01/12	103
305	Village of Lynbrook, GO, NATL-RE, 3.750%, 12/15/12	317
100	Westchester County, Series B, GO, 4.125%, 11/15/14 (p)	112

		850

	Other Revenue — 2.5%
300	Erie County Industrial Development Agency (The), School District Buffalo Project, Series A, Rev., 5.000%, 05/01/17 (m)	351
	Metropolitan Transportation Authority,
125	Series A, Rev., AGM, 5.250%, 11/15/24	131
400	Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/12	414
100	New York City Transitional Finance Authority, Series S-2, Rev., AGM, 5.000%, 01/15/18	114
100	New York City Transitional Finance Authority, Future Tax Secured, Series C, Rev., 5.000%, 11/01/21	119

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — Continued
100	New York City Transitional Finance Authority, Unrefunded Balance, Rev., 5.000%, 11/01/12	106
	New York State Environmental Facilities Corp., Revolving Fund,
200	Rev., 5.000%, 06/15/17	215
150	Series C, Rev., 4.000%, 05/15/14	164
225	New York State Urban Development Corp., Series D, Rev., 5.000%, 01/01/12	229
150	Port Authority of New York & New Jersey, Series FSA- CR, Rev., AGM-CR, 5.000%, 08/01/23	150
	Tobacco Settlement Financing Corp., Asset-Backed,
300	Series A-1, Rev., 5.500%, 06/01/19	321
500	Series B, Rev., 4.000%, 06/01/13	529

		2,843

	Prerefunded — 0.1%
100	Metropolitan Transportation Authority, Series C, Rev., AGM, 4.750%, 07/01/12 (p)	104

	Short Term Note — 6.4%
750	Altmar-Parish-Williamstown Central School District, GO, BAN, 1.750%, 07/13/12 (m)	755
1,000	Belleville-Henderson Central School District, GO, BAN, 1.500%, 07/27/12 (m)	1,007
750	Downsville Central School District, GO, BAN, 1.750%, 06/29/12 (m)	757
750	East Islip Union Free School District, GO, TAN, 1.500%, 06/29/12 (m)	754
750	Gowanda Central School District, GO, BAN, 1.500%, 07/19/12 (m)	756
500	Hannibal Central School District, GO, BAN, 2.000%, 06/29/12 (m)	506
500	Oxford Academy & Central School District, GO, BAN, 1.500%, 06/29/12	503
1,000	Sharon Springs Central School District, GO, BAN, 1.350%, 06/20/12	1,002
500	Suffolk County, GO, TAN, 2.000%, 09/13/11	500
750	Wyandanch Union Free School District, GO, TAN, 2.250%, 06/22/12	758

		7,298

	Total New York	11,095

	North Carolina — 1.2%
	Housing — 0.1%
145	North Carolina Housing Finance Agency, Series 30-A, Rev., AMT, 5.500%, 01/01/39	148

	Other Revenue — 1.1%
150	Mecklenburg County Public Facilities Corp., Rev., 5.000%, 03/01/25	169

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN TAX AWARE FUNDS	25

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Other Revenue — Continued
750	North Carolina Housing Finance Agency, Non Amount, Non Ace, Series 1, Rev., 4.500%, 07/01/28	804
	North Carolina Municipal Power Agency No. 1,
110	Series A, Rev., 5.500%, 01/01/13 (p)	117
100	Series A, Rev., NATL-RE, FGIC-TCRS, 5.500%, 01/01/12	102

		1,192

	Total North Carolina	1,340

	North Dakota — 0.7%
	Other Revenue — 0.7%
750	North Dakota Housing Finance Agency, Home Mortgage Finance Program, Series B, Rev., 4.500%, 01/01/28	812

	Ohio — 2.5%
	Certificate of Participation/Lease — 0.3%
300	Franklin County, Convention Facilities Authority, Tax & Lease, COP, AMBAC, 5.250%, 12/01/18 (m)	316

	General Obligation — 0.4%
100	City of Cincinnati, GO, 3.500%, 12/01/11 (m)	101
100	Lakewood City School District, Library Improvement, GO, AGM, 5.000%, 12/01/18	108
190	State of Ohio, Refunding Infrastructure Improvement, Series A, GO, 5.375%, 02/01/16	226

		435

	Other Revenue — 1.8%
200	American Municipal Power, Inc., Prairie State Energy Campus Project, Series A, Rev., 5.250%, 02/15/21 (m)	227
200	Hancock County, Hospital Revenue Facilities, Blanchard Valley Regional Health, Rev., 4.000%, 12/01/16 (m)	208
	Ohio Housing Finance Agency, Single Family Mortgage,
300	Series 1, Rev., 5.000%, 11/01/28	332
250	Series 1, Rev., GNMA/FNMA COLL, 4.800%, 11/01/28	275
800	Series 2, Rev., GNMA/FNMA/FHLMC, 4.500%, 11/01/28 (w)	868
220	Ohio State University (The), Series A, Rev., 4.000%, 12/01/11	222

		2,132

	Total Ohio	2,883

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oklahoma — 0.5%
	Other Revenue — 0.3%
300	Oklahoma Housing Finance Agency, Single Homeownership Loan Program, Series A, Rev., GNMA COLL, 4.750%, 03/01/28	334

	Transportation — 0.2%
200	Oklahoma Department of Transportation, Series A, Rev., NATL-RE, 4.000%, 09/01/11	200

	Total Oklahoma	534

	Oregon — 1.0%
	Other Revenue — 1.0%
1,000	Port of Portland, Airport, Series 21C, Rev., AMT, 5.000%, 07/01/20	1,111

	Pennsylvania — 2.0%
	General Obligation — 0.4%
100	Commonwealth of Pennsylvania, GO, AGM, 5.375%, 07/01/20	126
300	Delaware River Joint Toll Bridge Commission, Rev., 5.250%, 07/01/12 (m)	311

		437

	Other Revenue — 1.6%
	Allegheny County Higher Education Building Authority, Duquesne University,
260	Series A, Rev., 5.000%, 03/01/22 (m)	288
600	Series A, Rev., NATL-RE, FGIC, 5.000%, 03/01/16 (m)	650
250	Pennsylvania Economic Development Financing Authority, Rev., VAR, 2.625%, 07/01/14	253
250	Pennsylvania Higher Educational Facilties Authority, Series AG, Rev., 3.250%, 06/15/12	256
400	Pennsylvania Housing Finance Agency, Non Amount, Non Ace, Series 112, Rev., 5.000%, 04/01/28	440

		1,887

	Total Pennsylvania	2,324

	Puerto Rico — 1.0%
	Other Revenue — 0.7%
100	Puerto Rico Electric Power Authority, Series SS, Rev., 3.550%, 07/01/12	102
	Puerto Rico Highway & Transportation Authority,
210	Series AA, Rev., NATL-RE, 5.500%, 07/01/17	235
280	Series AA, Rev., NATL-RE, 5.500%, 07/01/19	314
125	Series CC, Rev., 5.000%, 07/01/16	136

		787

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Special Tax — 0.3%
350	Puerto Rico Highway & Transportation Authority, Series W, Rev., NATL-RE- IBC, 5.500%, 07/01/15	387

	Total Puerto Rico	1,174

	Rhode Island — 0.1%
	General Obligation — 0.1%
100	Town of Middletown, GO, 4.000%, 07/15/12	103

	South Carolina — 1.1%
	Other Revenue — 1.1%
	Lexington County Health Services District, Inc.,
700	Rev., 3.000%, 11/01/13	724
450	Rev., 4.000%, 11/01/14	482

	Total South Carolina	1,206

	Tennessee — 1.7%
	General Obligation — 0.2%
250	Tennessee Housing Development Agency, Home Ownership Program, Series 1C, GO, 3.750%, 01/01/25	250

	Other Revenue — 1.5%
300	Memphis-Shelby County Airport Authority, Series A-1, Rev., AMT, 5.750%, 07/01/20	345
475	Memphis-Shelby County Sports Authority, Inc., Memphis Arena Project, Series D, Rev., NATL-RE, 5.000%, 11/01/18	542
	Tennessee Housing Development Agency, Housing Finance Program,
250	Series A, Rev., 4.500%, 01/01/28	272
500	Series B, Rev., 4.500%, 01/01/28	535

		1,694

	Total Tennessee	1,944

	Texas — 6.7%
	General Obligation — 2.5%
170	City of Beaumont, GO, 5.000%, 03/01/19 (m)	202
150	City of El Paso, GO, 5.000%, 08/15/18 (m)	179
250	County of Harris, Series A, GO, 5.000%, 10/01/22 (m)	289
500	County of Nueces, GO, 4.000%, 02/15/13	527
100	Dallas County Community College District, GO, 5.000%, 02/15/16 (m)	118
500	Eagle Mountain & Saginaw Independent School District, School Building, GO, VAR, PSF-GTD, 2.500%, 08/01/14 (m)	523
100	Grand Prairie Independent School District, GO, AGM, 5.750%, 02/15/12 (m)	103

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — Continued
100	McKinney Independent School District, GO, PSF-GTD, 5.000%, 02/15/12	102
250	Midtown Redevelopment Authority, Tax Allocation, GO, 3.000%, 01/01/13	255
365	Northside Independent School District, Series A, GO, VAR, PSF-GTD, 1.350%, 06/01/14	369
160	State of Texas, Transportation Commission Mobility Fund, GO, 5.000%, 04/01/16	189

		2,856

	Other Revenue — 4.0%
400	City of Beaumont, Waterworks & Sewer Systems, Rev., AGM, 5.000%, 09/01/21 (m)	443
1,000	City of Houston, Airport System, Series A, Rev., AMT, 5.000%, 07/01/13	1,064
1,000	City of Houston, Hotel Occupancy, Series B, Rev., 5.000%, 09/01/13	1,080
150	City of San Antonio, Electric & Gas, Series A, Rev., 5.250%, 02/01/22	176
150	County of Harris, Series A, Rev., NATL-RE, 5.000%, 08/15/19 (m)	173
350	Lubbock Health Facilities Development Corp., Series B, Rev., 5.000%, 07/01/13	375
350	Matagorda County Navigation District No.1, Central Company Project, Rev., VAR, 1.125%, 06/01/12	350
100	North Texas Tollway Authority, Special Projects System, Series A, Rev., 5.000%, 09/01/16	117
750	Texas Department of Housing & Community Affairs, Series B, Rev., GNMA, 4.250%, 01/01/34 (w)	811

		4,589

	Prerefunded — 0.2%
200	Dallas Texas, Improvement, GO, 5.000%, 02/15/17 (m) (p)	240

	Total Texas	7,685

	Utah — 0.2%
	Other Revenue — 0.2%
100	City of Salt Lake, Sales Tax, Series A, Rev., 5.000%, 10/01/11	100
140	City of Saratoga Springs, Rev., 3.000%, 06/01/12	143

	Total Utah	243

	Virginia — 0.2%
	Other Revenue — 0.2%
200	Louisa IDA, Electric & Power Company Project, Series A, Rev., VAR, 2.500%, 04/01/14	205

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN TAX AWARE FUNDS	27

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Washington — 3.4%
	Agency and Floating CMOs — 1.7%
2,000	Washington State Housing Finance Commission, Rockwood Retirement Program, 0.200%, 01/01/30	2,000

	General Obligation — 0.2%
100	King County School District No. 410, Snoqualmie Valley, GO, AGM, 5.000%, 12/01/11	101
120	State of Washington, Series C, GO, 5.500%, 07/01/23	148

		249

	Other Revenue — 1.3%
350	Chelan County Public Utility District No.1, Series A, Rev., AMT, 5.500%, 07/01/26 (m)	388
1,000	Washington State Housing Finance Commission, Series B, Rev., GNMA/FNMA COLL, 4.250%, 10/01/32 (w)	1,083

		1,471

	Utility — 0.2%
165	Energy Northwest, Project 1, Series A, Rev., NATL-RE, 5.250%, 07/01/13 (m)	180

	Total Washington	3,900

	Wisconsin — 0.5%
	General Obligation — 0.5%
215	City of Cudahy, Corp. Purpose, GO, NATL-RE, FGIC, 3.850%, 12/01/12 (m)	224
100	Douglas County, GO, AMBAC, 5.000%, 02/01/14 (m)	111
	State of Wisconsin,
100	Series A, GO, 5.000%, 05/01/17	120
125	Series E, GO, NATL-RE, FGIC, 4.250%, 05/01/12	128

	Total Wisconsin	583

	Total Municipal Bonds (Cost $83,372)	84,465

Quarterly Demand Note — 0.9%
1,000	California Pollution Control Financing Authority, Series B, Rev., VAR, 1.125%, 11/01/11 (e) (m) (Cost $1,000)	1,000

Weekly Demand Notes — 19.7%
	Alaska — 1.2%
1,350	Alaska Housing Finance Corp., Series A, Rev., VRDO, 0.150%, 09/07/11 (m)	1,350

	District of Columbia — 0.3%
400	Metropolitan Washington Airports Authority, Subseries A-1, Rev., VRDO, 0.300%, 09/08/11	400

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Florida — 0.9%
1,000	Citizens Property Insurance Corp., Series A3, Rev., VAR, 1.960%, 09/07/11 (m)	1,004

	Georgia — 0.6%
700	Private Colleges & Universities Authority, Emory University, Series B-2, Rev., VRDO, 0.170%, 09/07/11	700

	Michigan — 0.9%
850	Michigan State Housing Development Authority, Multi-Family Housing, Courtyards of Taylor, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.220%, 09/07/11	850
150	University of Michigan, Medical Services Plan, Series A, Rev., VRDO, 0.130%, 09/07/11	150

	Total Michigan	1,000

	Missouri — 1.0%
1,200	St. Charles County Public Water District No.2, Series A, COP, VRDO, LOC: Bank of America N.A., 0.030%, 09/07/11	1,200

	New Jersey — 0.4%
500	New Jersey EDA, School Facilities Construction, Series E, Rev., VAR, 1.910%, 09/07/11	504

	New York — 4.2%
1,100	New York State Dormitory Authority, Series ROCS-RR-II-R-11479, Rev., VRDO, LIQ: Citibank N.A., 0.210%, 09/07/11	1,100
3,000	New York State Housing Finance Agency, 42nd & 10th, Series A, Rev., VRDO, LOC: Landesbank Baden- Wuerttemberg, 0.450%, 09/07/11	3,000
650	Triborough Bridge & Tunnel Authority, Subseries CD, Rev., VRDO, AGM, 0.170%, 09/07/11	650

	Total New York	4,750

	North Carolina — 3.5%
2,800	North Carolina Capital Facilities Finance Agency, Greensboro College Project, Rev., VRDO, LOC: Bank of America N.A., 0.320%, 09/07/11	2,800
1,200	North Carolina Medical Care Commission, Duke University Health System, Series A, Rev., VRDO, 0.170%, 09/07/11	1,200

	Total North Carolina	4,000

	Ohio — 2.3%
750	Franklin County, Ohio Hospital Facilities, Health Corp., Series C, Rev., VAR, 0.660%, 09/07/11 (m)	750
1,000	Franklin County, U.S. Health Corp., Improvement, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.180%, 09/07/11 (m)	1,000

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — Continued
	Ohio — Continued
900	Ohio State University (The), Series B, Rev., VRDO, 0.130%, 09/07/11	900

	Total Ohio	2,650

	Tennessee — 2.7%
3,070	BB&T Municipal Trust, Series 29, Rev., VRDO, LIQ: Branch Banking & Trust, 0.210%, 09/07/11 (m)	3,070

	Texas — 1.0%
1,165	Tarrant County Housing Finance Corp., Multifamily Housing, Gateway Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.210%, 09/07/11	1,165

	Virginia — 0.7%
800	Loudoun County IDA, Howard Hughes Medical, Series F, Rev., VRDO, 0.130%, 09/07/11	800

	Total Weekly Demand Notes (Cost $22,591)	22,593

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Short-Term Investments — 0.6%
	U.S. Treasury Obligation — 0.0% (g)
30	U.S. Treasury Bill, 0.060%, 02/02/12 (k) (n)	30

SHARES
	Investment Company — 0.6%
768	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.040% † (b) (l) (m)	768

	Total Short-Term Investments (Cost $798)	798

	Total Investments — 107.8% (Cost $122,266)	123,361
	Liabilities in Excess of Other Assets — (7.8)%	(8,963)

	NET ASSETS — 100.0%	$114,398

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 08/31/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(34)	2 Year U.S. Treasury Note	12/30/11	$(7,497)	$(2)

Credit Default Swaps—Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Bank of America:
Aetna, Inc., 6.625%, 06/15/36	1.000%, quarterly	9/20/2016	0.824%	$50	$(1)	$1
Beazer Homes USA, Inc., 9.125%, 06/15/18	5.000%, quarterly	9/20/2016	13.675	50	14	(17)
Gannett Co. Inc., 6.375%, 04/01/12	5.000%, quarterly	6/20/2016	4.153	50	(2)	5
Gannett Co. Inc., 6.375%, 04/01/12	5.000%, quarterly	6/20/2016	4.153	150	(7)	15
Hartford Financial Services Group, Inc. (The), 4.000%, 03/30/15	1.000%, quarterly	9/20/2016	3.229	50	5	(3)
Hartford Financial Services Group, Inc. (The), 4.000%, 03/30/15	1.000%, quarterly	9/20/2016	3.229	50	5	(4)
Limited Brands, Inc., 6.900%, 07/15/17	1.000%, quarterly	9/20/2016	2.375	50	3	(4)
Lincoln National Corp., 6.200%, 12/15/11	1.000%, quarterly	9/20/2016	3.260	25	3	(2)
Lincoln National Corp., 6.200%, 12/15/11	1.000%, quarterly	9/20/2016	3.260	50	5	(3)
Lincoln National Corp., 6.200%, 12/15/11	1.000%, quarterly	9/20/2016	3.260	50	5	(5)
Lincoln National Corp., 6.200%, 12/15/11	1.000%, quarterly	9/20/2016	3.260	50	5	(4)
Lincoln National Corp., 6.200%, 12/15/11	1.000%, quarterly	9/20/2016	3.260	50	5	(5)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN TAX AWARE FUNDS	29

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Lincoln National Corp., 6.200%, 12/15/11	1.000%, quarterly	9/20/2016	3.260%	$50	$5	$(3)
Lincoln National Corp., 6.200%, 12/15/11	1.000%, quarterly	9/20/2016	3.260	50	5	(3)
Pultegroup, Inc., 5.250%, 01/15/14	5.000%, quarterly	9/20/2016	5.162	50	—	(2)
Pultegroup, Inc., 5.250%, 01/15/14	5.000%, quarterly	9/20/2016	5.162	150	(1)	(6)
Barclays Bank plc:
Aetna, Inc., 6.625%, 06/15/36	1.000%, quarterly	9/20/2016	0.824	50	(1)	1
Aetna, Inc., 6.625%, 06/15/36	1.000%, quarterly	9/20/2016	0.824	50	(1)	1
Beazer Homes USA, Inc., 9.125%, 06/15/18	5.000%, quarterly	9/20/2013	11.829	25	3	(1)
Darden Restaurants, Inc., 6.000%, 08/15/35	1.000%, quarterly	9/20/2016	1.096	150	—	(2)
Federal Republic of Germany, 6.000%, 06/20/16	0.250%, quarterly	9/20/2016	0.749	950	23	(9)
Home Depot Inc. (The), 5.875%, 12/16/36	1.000%, quarterly	9/20/2016	0.705	200	(3)	3
Jones Group Inc. (The), 5.125%, 11/15/14	5.000%, quarterly	9/20/2016	3.861	150	(9)	5
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000%, quarterly	6/20/2013	27.022	50	15	(3)
Kroger Co. (The), 6.150%, 01/15/20	1.000%, quarterly	9/20/2016	1.029	350	—	2
Lincoln National Corp., 6.200%, 12/15/11	1.000%, quarterly	9/20/2016	3.260	25	2	(2)
Pultegroup, Inc., 5.250%, 01/15/14	5.000%, quarterly	9/20/2016	5.162	50	—	(2)
Pultegroup, Inc., 5.250%, 01/15/14	5.000%, quarterly	9/20/2016	5.162	100	—	(4)
BNP Paribas:
Belo Corp., 7.750%, 06/01/27	5.000%, quarterly	9/20/2016	4.143	50	(2)	4
Computer Sciences Corp., 6.500%, 03/15/18	1.000%, quarterly	9/20/2016	2.482	250	17	(10)
Gannett Co. Inc., 6.375%, 04/01/12	5.000%, quarterly	6/20/2016	4.153	50	(2)	5
XL Group Ltd., 5.250%, 09/15/14	1.000%, quarterly	9/20/2016	1.589	100	3	(4)
Citibank, N.A.:
Beazer Homes USA, Inc., 9.125%, 06/15/18	5.000%, quarterly	9/20/2016	13.675	50	14	(8)
Federative Republic of Brazil, 12.250%, 03/06/30	1.000%, quarterly	9/20/2016	1.429	100	2	(1)
Genworth Financial, Inc., 5.750%, 06/15/14	5.000%, quarterly	9/20/2016	6.585	50	3	(2)
Genworth Financial, Inc., 5.750%, 06/15/14	5.000%, quarterly	9/20/2016	6.585	100	5	(2)
Hartford Financial Services Group, Inc. (The), 4.000%, 03/30/15	1.000%, quarterly	9/20/2016	3.229	50	5	(2)
International Paper Co., 5.300%, 04/01/15	1.000%, quarterly	9/20/2016	1.739	50	2	(2)
Limited Brands, Inc., 6.900%, 07/15/17	1.000%, quarterly	9/20/2016	2.375	50	3	(4)
Lincoln National Corp., 6.200%, 12/15/11	1.000%, quarterly	9/20/2016	3.260	50	5	(3)
People’s Republic of China, 4.750%, 10/29/13	1.000%, quarterly	9/20/2016	1.076	150	—	(2)
United Kingdom of Great Britain and Northern Ireland, 4.250%, 06/07/32	1.000%, quarterly	9/20/2016	0.744	100	(1)	1
United Mexican States, 7.500%, 04/08/33	1.000%, quarterly	9/20/2016	1.416	100	2	—
Whirlpool Corp., 7.750%, 07/15/16	1.000%, quarterly	9/20/2016	2.068	50	2	(1)
Credit Suisse International:
Beazer Homes USA, Inc., 9.125%, 06/15/18	5.000%, quarterly	9/20/2013	11.829	25	3	(1)
Hartford Financial Services Group Inc. (The), 4.000%, 03/30/15	1.000%, quarterly	9/20/2016	3.229	50	5	(5)
Limited Brands, Inc., 6.900%, 07/15/17	1.000%, quarterly	9/20/2016	2.375	50	3	(3)
Lincoln National Corp., 6.200%, 12/15/11	1.000%, quarterly	9/20/2016	3.260	50	5	(2)
XL Group Ltd., 5.250%, 09/15/14	1.000%, quarterly	9/20/2016	1.589	25	1	(1)
XL Group Ltd., 5.250%, 09/15/14	1.000%, quarterly	9/20/2016	1.589	50	1	(2)
XL Group Ltd., 5.250%, 09/15/14	1.000%, quarterly	9/20/2016	1.589	50	1	(2)
XL Group Ltd., 5.250%, 09/15/14	1.000%, quarterly	9/20/2016	1.589	50	1	(2)
Deutsche Bank AG, New York:
Beazer Homes USA, Inc., 9.125%, 06/15/18	5.000%, quarterly	9/20/2016	13.675	50	14	(17)
Eastman Kodak Co., 7.250%, 11/15/13	5.000%, quarterly	6/20/2016	16.676	50	16	(11)
Eastman Kodak Co., 7.250%, 11/15/13	5.000%, quarterly	6/20/2016	16.676	60	20	(13)
Genworth Financial, Inc., 5.750%, 06/15/14	5.000%, quarterly	9/20/2016	6.585	50	3	(1)
Genworth Financial, Inc., 5.750%, 06/15/14	5.000%, quarterly	9/20/2016	6.585	50	3	(2)

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2011

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Hartford Financial Services Group, Inc. (The), 4.000%, 03/30/15	1.000%, quarterly	9/20/2016	3.229%	$50	$5	$(4)
Hartford Financial Services Group, Inc. (The), 4.000%, 03/30/15	1.000%, quarterly	9/20/2016	3.229	100	10	(5)
Jones Group, Inc. (The), 5.125%, 11/15/14	5.000%, quarterly	9/20/2016	3.861	50	(3)	2
Jones Group, Inc. (The), 5.125%, 11/15/14	5.000%, quarterly	9/20/2016	3.861	50	(3)	3
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000%, quarterly	6/20/2012	23.382	50	6	(2)
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000%, quarterly	6/20/2012	23.382	50	6	(2)
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000%, quarterly	6/20/2012	23.382	50	6	(5)
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000%, quarterly	9/20/2012	24.065	50	8	(3)
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000%, quarterly	6/20/2013	27.022	50	15	(5)
Limited Brands, Inc., 6.900%, 07/15/17	1.000%, quarterly	9/20/2016	2.375	100	6	(7)
Pultegroup, Inc., 5.250%, 01/15/14	5.000%, quarterly	9/20/2016	5.162	100	—	(4)
United Mexican States, 7.500%, 04/08/33	1.000%, quarterly	9/20/2016	1.416	100	2	—
United States of America, 0.000%, 08/15/16	0.250%, quarterly	9/20/2016	0.505	EUR 100	2	(2)
XL Group Ltd., 5.250%, 09/15/14	1.000%, quarterly	9/20/2016	1.589	50	1	(2)
HSBC Bank, N.A.:
United Mexican States, 7.500%, 04/08/33	1.000%, quarterly	9/20/2016	1.416	100	2	—
Morgan Stanley Capital Services:
Alcoa, Inc., 5.720%, 02/23/19	1.000%, quarterly	9/20/2016	2.862	50	4	(5)
Alcoa, Inc., 5.720%, 02/23/19	1.000%, quarterly	9/20/2016	2.862	50	4	(5)
American Express Co., 7.250%, 05/20/14	1.000%, quarterly	9/20/2016	1.119	150	1	(3)
Beazer Homes USA, Inc., 9.125%, 06/15/18	5.000%, quarterly	9/20/2013	11.829	50	6	(2)
Jones Group, Inc. (The), 5.125%, 11/15/14	5.000%, quarterly	9/20/2016	3.861	50	(3)	2
Lincoln National Corp., 6.200%, 12/15/11	1.000%, quarterly	9/20/2016	3.260	50	5	(4)
United Mexican States, 7.500%, 04/08/33	1.000%, quarterly	9/20/2016	1.416	100	2	(1)
Royal Bank of Scotland:
American Express Co., 7.250%, 05/20/14	1.000%, quarterly	9/20/2016	1.119	150	1	(3)
Union Bank of Switzerland AG:
Alcoa, Inc., 5.720%, 02/23/19	1.000%, quarterly	9/20/2016	2.862	250	21	(9)
AutoZone, Inc., 5.500%, 11/15/15	1.000%, quarterly	9/20/2016	0.710	200	(3)	3
Beazer Homes USA, Inc., 9.125%, 06/15/18	5.000%, quarterly	9/20/2016	13.675	50	14	(17)
Eastman Kodak Co., 7.250%, 11/15/13	5.000%, quarterly	6/20/2016	16.676	15	5	(3)
Federative Republic of Brazil, 12.250%, 03/06/30	1.000%, quarterly	9/20/2011	1.429	100	2	(1)
Hartford Financial Services Group, Inc. (The), 4.000%, 03/30/15	1.000%, quarterly	9/20/2016	3.229	50	5	(3)
Hartford Financial Services Group, Inc. (The), 4.000%, 03/30/15	1.000%, quarterly	9/20/2016	3.229	50	5	(4)
International Paper Co., 5.300%, 04/01/15	1.000%, quarterly	9/20/2016	1.739	250	8	(12)
Lennar Corp., 6.500%, 04/15/16	5.000%, quarterly	6/20/2016	5.275	50	—	3
Limited Brands, Inc., 6.900%, 07/15/17	1.000%, quarterly	9/20/2016	2.375	150	9	(7)
Lincoln National Corp., 6.200%, 12/15/11	1.000%, quarterly	9/20/2016	3.260	50	5	(4)
Lincoln National Corp., 6.200%, 12/15/11	1.000%, quarterly	9/20/2016	3.260	550	54	(17)
Lincoln National Corp., 6.200%, 12/15/11	1.000%, quarterly	9/20/2016	3.260	50	5	(2)
United Kingdom of Great Britain and Northern Ireland, 4.250%, 06/07/32	1.000%, quarterly	9/20/2016	0.744	100	(1)	1
United States of America, 0.000%, 08/15/16	0.250%, quarterly	9/20/2016	0.505	EUR 150	3	(3)
Whirlpool Corp., 7.750%, 07/15/16	1.000%, quarterly	9/20/2016	2.068	250	12	(8)

					$439	$(284)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN TAX AWARE FUNDS	31

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Bank of America:
MCDX.NA.16.1	1.000%, quarterly	6/20/2016	1.671%	$100	$2	$(1)
MCDX.NA.16.1.	1.000%, quarterly	6/20/2016	1.671	100	2	(1)
MCDX.NA.16.1.	1.000%, quarterly	6/20/2016	1.671	100	2	(1)
BNP Paribas:
CDX.NA.HY.16.1	5.000%, quarterly	6/20/2016	6.371	200	9	(5)
Citibank, N.A.:
MCDX.NA.16.1.	1.000%, quarterly	6/20/2016	1.671	100	2	(1)
MCDX.NA.16.1.	1.000%, quarterly	6/20/2016	1.671	100	2	(1)
Deutsche Bank AG, New York:
CDX.EM.15.1	5.000%, quarterly	6/20/2016	2.633	1,800	(206)	229
CDX.NA.HY.16.	5.000%, quarterly	6/20/2016	6.371	100	4	(2)
MCDX.NA.16.1.	1.000%, quarterly	6/20/2016	1.671	100	2	(1)
MCDX.NA.16.1.	1.000%, quarterly	6/20/2016	1.671	100	2	(1)
MCDX.NA.16.1.	1.000%, quarterly	6/20/2016	1.671	100	2	(1)
MCDX.NA.16.1.	1.000%, quarterly	6/20/2016	1.671	100	2	(2)
MCDX.NA.16.1.	1.000%, quarterly	6/20/2016	1.671	100	2	(2)
MCDX.NA.16.1.	1.000%, quarterly	6/20/2016	1.671	100	2	(2)
MCDX.NA.16.1.	1.000%, quarterly	6/20/2016	1.671	150	4	(2)
Morgan Stanley Capital Services:
MCDX.NA.16.1.	1.000%, quarterly	6/20/2016	1.671	100	2	(2)
MCDX.NA.16.1.	1.000%, quarterly	6/20/2016	1.671	100	2	(2)
Royal Bank of Scotland:
CDX.NA.IG.9.4	0.800%, quarterly	12/20/2017	1.511	250	9	(11)
Union Bank of Switzerland AG:
CDX.NA.IG.9.4	0.800%, quarterly	12/20/2017	1.511	1,350	51	(42)
CDX.NA.IG.9.4	0.800%, quarterly	12/20/2017	1.511	1,350	51	(46)

					$(52)	$103

Credit Default Swaps—Sell Protection [2]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Bank of America:
Dynegy Holdings, Inc., 8.375%, 05/01/16	5.000%, quarterly	6/20/2013	16.927%	$180	$(29)	$5
Dynegy Holdings, Inc., 8.375%, 05/01/16	5.000%, quarterly	9/20/2013	17.062	50	(9)	5
Dynegy Holdings, Inc., 8.375%, 05/01/16	5.000%, quarterly	9/20/2013	17.062	50	(9)	4
Dynegy Holdings, Inc., 8.375%, 05/01/16	5.000%, quarterly	9/20/2013	17.062	50	(9)	4
Eastman Kodak Co., 7.250%, 11/15/13	5.000%, quarterly	12/20/2011	10.811	25	—	1
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000%, quarterly	6/20/2014	28.192	50	(21)	10
Level 3 Communications, Inc., 3.500%, 06/15/12	5.000%, quarterly	3/20/2014	6.194	100	(2)	1
Liz Claiborne, Inc., 5.000%, 07/08/13	5.000%, quarterly	3/20/2014	7.771	200	(10)	1
Mcclatchy Co. (The), 5.750%, 09/01/17	5.000%, quarterly	6/20/2014	12.454	60	(10)	—
Mcclatchy Co. (The), 5.750%, 09/01/17	5.000%, quarterly	6/20/2014	12.454	220	(36)	2
Realogy Corp., 10.500%, 04/15/14	5.000%, quarterly	6/20/2013	10.705	50	(4)	—
Realogy Corp., 10.500%, 04/15/14	5.000%, quarterly	6/20/2013	10.705	50	(4)	—
Realogy Corp., 10.500%, 04/15/14	5.000%, quarterly	6/20/2013	10.705	50	(4)	—
Realogy Corp., 10.500%, 04/15/14	5.000%, quarterly	6/20/2013	10.705	170	(14)	—

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2011

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Realogy Corp., 10.500%, 04/15/14	5.000%, quarterly	6/20/2013	10.705%	$200	$(16)	$(2)
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000%, quarterly	12/20/2011	26.958	50	(3)	3
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000%, quarterly	9/20/2012	26.742	600	(112)	37
Barclays Bank plc:
Block Financial LLC, 5.125%, 10/30/14	5.000%, quarterly	9/20/2016	4.502	400	13	(18)
Conagra Foods, Inc., 7.000%, 10/01/28	1.000%, quarterly	9/20/2016	1.082	150	—	1
Dixons Retail plc, 8.750%, 08/03/15	5.000%, quarterly	6/20/2012	8.074	EUR 280	(5)	11
Dynegy Holdings, Inc., 8.375%, 05/01/16	5.000%, quarterly	12/20/2011	17.732	25	(1)	1
Dynegy Holdings, Inc., 8.375%, 05/01/16	5.000%, quarterly	6/20/2013	16.927	20	(3)	1
Dynegy Holdings, Inc., 8.375%, 05/01/16	5.000%, quarterly	9/20/2013	17.062	350	(63)	22
Eastman Kodak Co., 7.250%, 11/15/13	5.000%, quarterly	9/20/2012	12.955	25	(2)	3
Eastman Kodak Co., 7.250%, 11/15/13	5.000%, quarterly	9/20/2012	12.955	25	(2)	4
Eastman Kodak Co., 7.250%, 11/15/13	5.000%, quarterly	9/20/2012	12.955	25	(2)	4
Eastman Kodak Co., 7.250%, 11/15/13	5.000%, quarterly	9/20/2012	12.955	50	(3)	6
Eastman Kodak Co., 7.250%, 11/15/13	5.000%, quarterly	6/20/2013	15.501	100	(15)	11
Freeport-Mcmoran Copper & Gold, Inc., 8.375%, 04/01/17	1.000%, quarterly	9/20/2016	1.571	100	(3)	1
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000%, quarterly	6/20/2013	27.022	50	(15)	8
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000%, quarterly	3/20/2014	28.010	400	(156)	41
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000%, quarterly	6/20/2014	28.192	50	(21)	7
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000%, quarterly	6/20/2014	28.192	50	(21)	8
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000%, quarterly	6/20/2014	28.192	50	(21)	13
MBIA Insurance Corp., 0.000%, 10/06/10	5.000%, quarterly	9/20/2012	21.264	150	(21)	21
Safeway, Inc., 7.250%, 02/01/31	1.000%, quarterly	9/20/2016	1.336	350	(5)	3
Standard Pacific Corp., 10.750%, 09/15/16	5.000%, quarterly	9/20/2016	7.647	25	(2)	—
Standard Pacific Corp., 10.750%, 09/15/16	5.000%, quarterly	9/20/2016	7.647	250	(23)	(3)
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000%, quarterly	6/20/2012	26.817	50	(7)	3
BNP Paribas:
Boyd Gaming Corp., 6.750%, 04/15/14	5.000%, quarterly	6/20/2014	10.668	150	(18)	4
Dynegy Holdings, Inc., 8.375%, 05/01/16	5.000%, quarterly	9/20/2013	17.062	25	(4)	3
Levi Strauss & Co., 8.875%, 04/01/16	5.000%, quarterly	6/20/2016	6.388	40	(2)	(1)
Liz Claiborne, Inc., 5.000%, 07/08/13	5.000%, quarterly	9/20/2013	7.799	50	(2)	1
R.R. Donnelley & Sons Co., 4.950%, 04/01/14	1.000%, quarterly	9/20/2016	5.796	50	(10)	6
Rite Aid Corp., 7.700%, 02/15/27	5.000%, quarterly	3/20/2014	8.636	400	(28)	20
Supervalu, Inc., 8.000%, 05/01/16	5.000%, quarterly	9/20/2016	8.054	50	(5)	6
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000%, quarterly	12/20/2011	26.958	50	(3)	3
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000%, quarterly	9/20/2012	26.742	25	(5)	2
Citibank, N.A.:
Clorox Co. (The), 3.550%, 11/01/15	1.000%, quarterly	9/20/2016	1.478	50	(1)	—
Dynegy Holdings, Inc., 8.375%, 05/01/16	5.000%, quarterly	9/20/2012	16.130	25	(2)	1
Dynegy Holdings, Inc., 8.375%, 05/01/16	5.000%, quarterly	9/20/2012	16.130	25	(2)	2
Dynegy Holdings, Inc., 8.375%, 05/01/16	5.000%, quarterly	9/20/2013	17.062	25	(4)	3
Dynegy Holdings, Inc., 8.375%, 05/01/16	5.000%, quarterly	9/20/2013	17.062	50	(9)	5
Eastman Kodak Co., 7.250%, 11/15/13	5.000%, quarterly	12/20/2011	10.811	25	—	1
Eastman Kodak Co., 7.250%, 11/15/13	5.000%, quarterly	9/20/2012	12.955	25	(2)	4
Eastman Kodak Co., 7.250%, 11/15/13	5.000%, quarterly	9/20/2012	12.955	25	(2)	4
Eastman Kodak Co., 7.250%, 11/15/13	5.000%, quarterly	9/20/2012	12.955	50	(3)	4
Liz Claiborne, Inc., 5.000%, 07/08/13	5.000%, quarterly	9/20/2013	7.799	25	(1)	1
Liz Claiborne, Inc., 5.000%, 07/08/13	5.000%, quarterly	9/20/2013	7.799	50	(2)	2
Liz Claiborne, Inc., 5.000%, 07/08/13	5.000%, quarterly	6/20/2014	7.761	50	(3)	2

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN TAX AWARE FUNDS	33

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Liz Claiborne, Inc., 5.000%, 07/08/13	5.000%, quarterly	6/20/2014	7.761%	$250	$(14)	$10
Credit Suisse International:
Eastman Kodak Co., 7.250%, 11/15/13	5.000%, quarterly	9/20/2012	12.955	50	(3)	4
Eastman Kodak Co., 7.250%, 11/15/13	5.000%, quarterly	9/20/2013	15.928	300	(53)	50
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000%, quarterly	3/20/2012	26.960	100	(10)	7
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000%, quarterly	6/20/2012	26.817	25	(4)	1
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000%, quarterly	9/20/2012	26.742	25	(5)	2
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000%, quarterly	9/20/2012	26.742	50	(9)	4
Deutsche Bank AG, New York:
Amkor Technology, Inc., 9.250%, 06/01/16	5.000%, quarterly	9/20/2016	6.355	50	(2)	(1)
Block Financial LLC, 5.125%, 10/30/14	5.000%, quarterly	9/20/2016	4.502	50	2	(2)
Boyd Gaming Corp., 6.750%, 04/15/14	5.000%, quarterly	6/20/2014	10.668	50	(6)	—
Boyd Gaming Corp., 6.750%, 04/15/14	5.000%, quarterly	6/20/2014	10.668	100	(12)	1
Boyd Gaming Corp., 6.750%, 04/15/14	5.000%, quarterly	6/20/2014	10.668	310	(38)	1
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000%, quarterly	9/20/2013	11.821	100	(12)	4
Dynegy Holdings, Inc., 8.375%, 05/01/16	5.000%, quarterly	6/20/2013	16.927	50	(8)	2
Dynegy Holdings, Inc., 8.375%, 05/01/16	5.000%, quarterly	6/20/2013	16.927	100	(16)	3
Eastman Kodak Co., 7.250%, 11/15/13	5.000%, quarterly	9/20/2012	12.955	25	(2)	4
Eastman Kodak Co., 7.250%, 11/15/13	5.000%, quarterly	9/20/2012	12.955	50	(3)	4
Eastman Kodak Co., 7.250%, 11/15/13	5.000%, quarterly	9/20/2012	12.955	50	(3)	4
Eastman Kodak Co., 7.250%, 11/15/13	5.000%, quarterly	6/20/2013	15.501	50	(8)	4
Eastman Kodak Co., 7.250%, 11/15/13	5.000%, quarterly	6/20/2013	15.501	50	(8)	4
Eastman Kodak Co., 7.250%, 11/15/13	5.000%, quarterly	6/20/2013	15.501	100	(15)	9
Eastman Kodak Co., 7.250%, 11/15/13	5.000%, quarterly	6/20/2013	15.501	100	(15)	10
Eastman Kodak Co., 7.250%, 11/15/13	5.000%, quarterly	6/20/2013	15.501	100	(15)	11
Eastman Kodak Co., 7.250%, 11/15/13	5.000%, quarterly	6/20/2014	16.730	50	(12)	7
Eastman Kodak Co., 7.250%, 11/15/13	5.000%, quarterly	6/20/2014	16.730	55	(13)	8
Eastman Kodak Co., 7.250%, 11/15/13	5.000%, quarterly	6/20/2014	16.730	60	(14)	8
Georgia-Pacific LLC, 7.750%, 11/15/29	1.000%, quarterly	9/20/2016	1.823	100	(4)	3
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000%, quarterly	12/20/2011	22.060	50	(2)	3
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000%, quarterly	6/20/2013	27.022	50	(15)	6
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000%, quarterly	6/20/2013	27.022	50	(15)	7
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000%, quarterly	6/20/2013	27.022	50	(15)	7
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000%, quarterly	6/20/2013	27.022	50	(15)	8
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000%, quarterly	6/20/2013	27.022	50	(15)	8
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000%, quarterly	6/20/2013	27.022	50	(15)	8
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000%, quarterly	9/20/2013	27.511	50	(17)	9
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000%, quarterly	9/20/2013	27.511	50	(17)	10
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000%, quarterly	9/20/2013	27.511	50	(17)	9
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000%, quarterly	6/20/2014	28.192	50	(21)	9
Liz Claiborne, Inc., 5.000%, 07/08/13	5.000%, quarterly	6/20/2013	7.713	150	(5)	—
Liz Claiborne, Inc., 5.000%, 07/08/13	5.000%, quarterly	9/20/2013	7.799	50	(2)	3
Liz Claiborne, Inc., 5.000%, 07/08/13	5.000%, quarterly	9/20/2013	7.799	50	(2)	3
Liz Claiborne, Inc., 5.000%, 07/08/13	5.000%, quarterly	6/20/2014	7.761	300	(17)	9
MBIA Insurance Corp., 0.000%, 10/06/10	5.000%, quarterly	9/20/2012	21.264	50	(7)	7
Realogy Corp., 10.500%, 04/15/14	5.000%, quarterly	12/20/2013	10.949	350	(37)	12
Realogy Corp., 10.500%, 04/15/14	5.000%, quarterly	6/20/2014	11.198	50	(7)	2
Rite Aid Corp., 7.700%, 02/15/27	5.000%, quarterly	6/20/2013	8.001	50	(2)	1
Rite Aid Corp., 7.700%, 02/15/27	5.000%, quarterly	3/20/2014	8.636	50	(4)	3
Supervalu, Inc., 8.000%, 05/01/16	5.000%, quarterly	3/20/2016	7.855	200	(19)	8

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2011

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Supervalu, Inc., 8.000%, 05/01/16	5.000%, quarterly	6/20/2016	7.960%	$350	(35)	33
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000%, quarterly	12/20/2011	26.958	50	(3)	3
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000%, quarterly	12/20/2011	26.958	50	(3)	3
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000%, quarterly	6/20/2012	26.817	100	(15)	2
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000%, quarterly	9/20/2012	26.742	25	(5)	2
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000%, quarterly	9/20/2012	26.742	50	(9)	3
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000%, quarterly	9/20/2012	26.742	50	(9)	4
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000%, quarterly	9/20/2012	26.742	50	(9)	4
Morgan Stanley Capital Services:
Block Financial LLC, 5.125%, 10/30/14	5.000%, quarterly	9/20/2016	4.502	50	2	(1)
Caesars Entertainment Operating Co. Inc., 5.375%, 12/15/13	5.000%, quarterly	3/20/2013	12.215	290	(26)	5
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000%, quarterly	6/20/2013	11.368	450	(43)	4
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000%, quarterly	9/20/2014	16.638	400	(110)	15
Dynegy Holdings, Inc., 8.375%, 05/01/16	5.000%, quarterly	12/20/2011	17.732	50	(1)	3
Dynegy Holdings, Inc., 8.375%, 05/01/16	5.000%, quarterly	6/20/2013	16.927	40	(6)	1
Dynegy Holdings, Inc., 8.375%, 05/01/16	5.000%, quarterly	6/20/2013	16.927	50	(8)	1
Dynegy Holdings, Inc., 8.375%, 05/01/16	5.000%, quarterly	6/20/2013	16.927	60	(10)	1
Dynegy Holdings, Inc., 8.375%, 05/01/16	5.000%, quarterly	9/20/2013	17.062	25	(4)	3
Eastman Kodak Co., 7.250%, 11/15/13	5.000%, quarterly	12/20/2011	10.811	25	—	1
Eastman Kodak Co., 7.250%, 11/15/13	5.000%, quarterly	12/20/2011	10.811	25	—	1
Eastman Kodak Co., 7.250%, 11/15/13	5.000%, quarterly	12/20/2011	10.811	25	—	1
Eastman Kodak Co., 7.250%, 11/15/13	5.000%, quarterly	12/20/2011	10.811	25	—	2
Eastman Kodak Co., 7.250%, 11/15/13	5.000%, quarterly	9/20/2012	12.955	25	(2)	3
Eastman Kodak Co., 7.250%, 11/15/13	5.000%, quarterly	9/20/2012	12.955	25	(2)	3
Eastman Kodak Co., 7.250%, 11/15/13	5.000%, quarterly	9/20/2012	12.955	25	(2)	4
Eastman Kodak Co., 7.250%, 11/15/13	5.000%, quarterly	9/20/2012	12.955	25	(2)	4
Eastman Kodak Co., 7.250%, 11/15/13	5.000%, quarterly	9/20/2012	12.955	25	(2)	4
Eastman Kodak Co., 7.250%, 11/15/13	5.000%, quarterly	12/20/2012	14.142	50	(5)	5
Eastman Kodak Co., 7.250%, 11/15/13	5.000%, quarterly	3/20/2014	16.515	100	(22)	10
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000%, quarterly	12/20/2011	22.060	25	(1)	2
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000%, quarterly	12/20/2011	22.060	50	(2)	2
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000%, quarterly	12/20/2011	22.060	200	(8)	9
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000%, quarterly	9/20/2012	24.065	25	(4)	1
Mcclatchy Co. (The), 5.750%, 09/01/17	5.000%, quarterly	6/20/2014	12.454	500	(82)	23
Supervalu, Inc., 8.000%, 05/01/16	5.000%, quarterly	3/20/2016	7.855	150	(14)	13
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000%, quarterly	12/20/2011	26.958	50	(3)	2
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000%, quarterly	3/20/2012	26.960	100	(10)	2
Royal Bank of Scotland:
Dynegy Holdings, Inc., 8.375%, 05/01/16	5.000%, quarterly	9/20/2013	17.062	50	(9)	8
Eastman Kodak Co., 7.250%, 11/15/13	5.000%, quarterly	3/20/2014	16.515	250	(55)	21
Harrah’s Operating Co. Inc., 5.625%, 06/01/15	5.000%, quarterly	3/20/2013	12.215	300	(27)	3
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000%, quarterly	9/20/2012	24.065	50	(8)	9
Union Bank of Switzerland AG:
Clorox Co. (The), 3.550%, 11/01/15	1.000%, quarterly	9/20/2016	1.478	375	(8)	1

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN TAX AWARE FUNDS	35

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Cooper Tire & Rubber Co., 7.625%, 03/15/27	5.000%, quarterly	9/20/2016	5.684%	$100	$(2)	$(6)
Dynegy Holdings, Inc., 8.375%, 05/01/16	5.000%, quarterly	12/20/2011	17.732	25	(1)	1
Dynegy Holdings, Inc., 8.375%, 05/01/16	5.000%, quarterly	12/20/2011	17.732	50	(1)	3
Dynegy Holdings, Inc., 8.375%, 05/01/16	5.000%, quarterly	9/20/2013	17.062	25	(4)	3
Dynegy Holdings, Inc., 8.375%, 05/01/16	5.000%, quarterly	9/20/2013	17.062	25	(4)	3
Dynegy Holdings, Inc., 8.375%, 05/01/16	5.000%, quarterly	9/20/2013	17.062	25	(4)	3
Eastman Kodak Co., 7.250%, 11/15/13	5.000%, quarterly	9/20/2012	12.955	50	(3)	6
Eastman Kodak Co., 7.250%, 11/15/13	5.000%, quarterly	6/20/2014	16.730	60	(14)	8
Freeport-Mcmoran Copper & Gold, Inc., 8.375%, 04/01/17	1.000%, quarterly	9/20/2016	1.571	150	(4)	2
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000%, quarterly	9/20/2012	24.065	25	(4)	4
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000%, quarterly	9/20/2012	24.065	200	(33)	23
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000%, quarterly	6/20/2013	27.022	50	(15)	8
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000%, quarterly	6/20/2013	27.022	50	(15)	8
Lennar Corp., 6.500%, 04/15/16	5.000%, quarterly	6/20/2013	3.339	105	4	(8)
Macy’s, Inc., 7.450%, 07/15/17	1.000%, quarterly	9/20/2016	1.599	150	(4)	1
MBIA Insurance Corp., 0.000%, 10/06/10	5.000%, quarterly	9/20/2012	21.264	100	(14)	14
Realogy Corp., 10.500%, 04/15/14	5.000%, quarterly	6/20/2014	11.198	50	(6)	1
Rite Aid Corp., 7.700%, 02/15/27	5.000%, quarterly	3/20/2014	8.636	200	(14)	10
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000%, quarterly	6/20/2012	26.817	200	(29)	23

					$(2,075)	$913

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay any upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[3]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[4]	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to make and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
*	The Fund has purchased credit default swaps with identical underlying reference obligations; net amounts received by the Fund from settlement of purchased protection may offset potential amounts paid at a credit event for protection sold.

Interest Rate Swaps
	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America	2.240% semi-annually	3 month LIBOR quarterly	3/23/2016	$590	$(35)
Bank of America	3 month LIBOR quarterly	4.200% semi-annually	3/23/2041	160	32

					$(3)

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2011

J.P. Morgan Tax Aware Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited)

ADR	— American Depositary Receipt
AGC	— Insured by Assured Guaranty Corp.
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.*
AMT	— Alternative Minimum Tax
BAN	— Bond Anticipation Note
CMO	— Collateralized Mortgage Obligation
COLL	— Collateral
COP	— Certificate of Participation
CR	— Custodial Receipt
EDA	— Economic Development Authority
EUR	— Euro
FGIC	— Insured by Financial Guaranty Insurance Co.
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
IBC	— Insured Bond Certificates
IDA	— Industrial Development Authority
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
NATL	— Insured by National Public Finance Guarantee Corp.
PSF	— Permanent School Fund
RE	— Reinsured
Rev.	— Revenue
ROCS	— Reset Option Certificates
TAN	— Tax Anticipation Note
TCRS	— Transferable Custodial Receipts
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of August 31, 2011.
VRDO	— Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of August 31, 2011.
XLCA	— Insured by XL Capital Assurance

(a)	— Non-income producing security.

(b)	— Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)

—  Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The following approximates the value and percentage of these investments based on total investments (amounts in thousands):

	Fund	Value	Percentage
	Tax Aware High Income Fund	$316	0.9%

(g)	— Amount rounds to less than 0.1%.
(h)	— Amount rounds to less than one thousand (shares or dollars).
(i)	— Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	— All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	— The rate shown is the current yield as of August 31, 2011.

(m)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and forward foreign currency contracts.

(n)	— The rate shown is the effective yield at the date of purchase.
(p)	— Security is prerefunded or escrowed to maturity.
(r)	— Rates shown are per annum and payments are as described.
(t)	— The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	— When-issued security.
^	— All or a portion of the security is unsettled as of August 31, 2011. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
†	— The following approximates the value of investments restricted as collateral for swaps to various brokers (amounts in thousands):

	Fund	Value
	Tax Aware Income Opportunities Fund	$720

* Filed for bankruptcy on November 8, 2010.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN TAX AWARE FUNDS	37

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2011 (Unaudited)

(Amounts in thousands, except per share amounts)

	Tax Aware High Income Fund		Tax Aware Income Opportunities Fund
ASSETS:
Investments in non-affiliates, at value	$33,994		$122,593
Investments in affiliates, at value	2,420		48
Investments in affiliates — restricted, at value	—		720

Total investment securities, at value	36,414		123,361
Cash	7		54
Foreign currency, at value	—		10
Receivables:
Investment securities sold	—		798
Fund shares sold	232		451
Interest from non-affiliates	329		630
Dividends from affiliates	—	(a)	—	(a)
Outstanding swap contracts, at value	—		689
Due from Advisor	3		—
Due from Administrator	—	(a)	—

Total Assets	36,985		125,993

LIABILITIES:
Payables:
Dividends	14		3
Investment securities purchased	1,308		6,839
Fund shares redeemed	21		2,221
Variation margin on futures contracts	—		—	(a)
Outstanding swap contracts, at value	—		2,380
Accrued liabilities:
Investment advisory fees	—		13
Administration fees	—		4
Shareholder servicing fees	2		7
Distribution fees	7		17
Custodian and accounting fees	13		43
Collateral management fees	—		4
Trustees’ and Chief Compliance Officer’s fees	—	(a)	—	(a)
Other	66		64

Total Liabilities	1,431		11,595

Net Assets	$35,554		$114,398

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2011

	Tax Aware High Income Fund	Tax Aware Income Opportunities Fund
NET ASSETS:
Paid in capital	$34,614	$113,982
Accumulated undistributed net investment income	1	3
Accumulated net realized gains (losses)	(18)	279
Net unrealized appreciation (depreciation)	957	134

Total Net Assets	$35,554	$114,398

Net Assets:
Class A	$12,179	$56,301
Class C	7,234	10,389
Select Class	16,141	47,708

Total	$35,554	$114,398

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	1,168	5,570
Class C	695	1,030
Select Class	1,549	4,721

Net Asset Value:
Class A — Redemption price per share	$10.42	$10.11
Class C — Offering price per share (b)	10.41	10.09
Select Class — Offering and redemption price per share	10.42	10.11
Class A maximum sales charge	3.75%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$10.83	$10.50

Cost of investments in non-affiliates	$33,037	$121,498
Cost of investments in affiliates	2,420	48
Cost of investments in affiliates — restricted	—	720
Cost of foreign currency	—	10
Premiums paid on swaps	—	509
Premiums received on swaps	—	1,241

(a)	Amount rounds to less than $1,000.
(b)	Redemption price for Class C Shares varies based upon the length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN TAX AWARE FUNDS	39

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited)

(Amounts in thousands)

	Tax Aware High Income Fund	Tax Aware Income Opportunities Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$669	$391
Dividend income from affiliates	1	— (a)

Total investment income	670	391

EXPENSES:
Investment advisory fees	52	121
Administration fees	13	27
Distribution fees:
Class A	11	28
Class C	18	18
Shareholder servicing fees:
Class A	11	28
Class C	6	6
Select Class	20	42
Custodian and accounting fees	25	48
Collateral management fees	—	6
Professional fees	33	95
Trustees’ and Chief Compliance Officer’s fees	— (a)	— (a)
Printing and mailing costs	15	19
Registration and filing fees	12	39
Transfer agent fees	5	12
Other	4	7

Total expenses	225	496

Less amounts waived	(90)	(176)
Less earnings credits	— (a)	— (a)
Less expense reimbursements	(35)	(94)

Net expenses	100	226

Net investment income (loss)	570	165

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(16)	150
Futures	—	(10)
Swaps	—	139

Net realized gain (loss)	(16)	279

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	790	1,095
Futures	—	(2)
Foreign currency translations	—	— (a)
Swaps	—	(959)
Unfunded commitments	— (a)	—

Change in net unrealized appreciation (depreciation)	790	134

Net realized/unrealized gains (losses)	774	413

Change in net assets resulting from operations	$1,344	$578

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2011

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Tax Aware High Income Fund		Tax Aware Income Opportunities Fund
	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011	Six Months Ended 8/31/2011 (Unaudited) (a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$570	$764	$165
Net realized gain (loss)	(16)	8	279
Change in net unrealized appreciation (depreciation)	790	(216)	134

Change in net assets resulting from operations	1,344	556	578

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(169)	(139)	(74)
Class C
From net investment income	(86)	(84)	(2)
Select Class
From net investment income	(315)	(549)	(86)

Total distributions to shareholders	(570)	(772)	(162)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	9,490	10,436	113,982

NET ASSETS:
Change in net assets	10,264	10,220	114,398
Beginning of period	25,290	15,070	—

End of period	$35,554	$25,290	$114,398

Accumulated undistributed net investment income	$1	$1	$3

(a)	Commencement of operations was March 1, 2011.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN TAX AWARE FUNDS	41

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Tax Aware High Income Fund		Tax Aware Income Opportunities Fund
	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011	Six Months Ended 8/31/2011 (Unaudited) (a)
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$9,542	$4,219	$61,262
Dividends and distributions reinvested	152	95	72
Cost of shares redeemed	(1,786)	(2,268)	(5,141)

Change in net assets from Class A capital transactions	$7,908	$2,046	$56,193

Class C
Proceeds from shares issued	$4,837	2,045	$10,711
Dividends and distributions reinvested	62	64	2
Cost of shares redeemed	(543)	(836)	(333)

Change in net assets from Class C capital transactions	$4,356	$1,273	$10,380

Select Class
Proceeds from shares issued	$2,791	6,821	$49,433
Dividends and distributions reinvested	260	514	82
Cost of shares redeemed	(5,825)	(218)	(2,106)

Change in net assets from Select Class capital transactions	$(2,774)	$7,117	$47,409

Total change in net assets from capital transactions	$9,490	$10,436	$113,982

SHARE TRANSACTIONS:
Class A
Issued	930	410	6,072
Reinvested	15	9	7
Redeemed	(174)	(222)	(509)

Change in Class A Shares	771	197	5,570

Class C
Issued	470	200	1,063
Reinvested	6	6	— (b)
Redeemed	(53)	(83)	(33)

Change in Class C Shares	423	123	1,030

Select Class
Issued	271	677	4,921
Reinvested	25	50	8
Redeemed	(575)	(21)	(208)

Change in Select Class Shares	(279)	706	4,721

(a)	Commencement of operations was March 1, 2011.
(b)	Amount rounds to less than 1,000 (shares or dollars).

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2011

THIS PAGE IS INTENTIONALLY LEFT BLANK

AUGUST 31, 2011	J.P. MORGAN TAX AWARE FUNDS	43

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
Tax Aware High Income Fund
Class A
Six Months Ended August 31, 2011 (Unaudited)	$10.14	$0.20	(e)	$0.28	$0.48	$(0.20)
Year Ended February 28, 2011	10.25	0.44	(e)	(0.11)	0.33	(0.44)
Year Ended February 28, 2010	9.15	0.40	(e)	1.10	1.50	(0.40)
Year Ended February 28, 2009	9.59	0.42	(e)	(0.44)	(0.02)	(0.42)
September 17, 2007 (f) through February 29, 2008	10.00	0.19	(e)	(0.41)	(0.22)	(0.19)

Class C
Six Months Ended August 31, 2011 (Unaudited)	10.12	0.18	(e)	0.29	0.47	(0.18)
Year Ended February 28, 2011	10.24	0.39	(e)	(0.12)	0.27	(0.39)
Year Ended February 28, 2010	9.15	0.35	(e)	1.09	1.44	(0.35)
Year Ended February 28, 2009	9.59	0.37	(e)	(0.44)	(0.07)	(0.37)
September 17, 2007 (f) through February 29, 2008	10.00	0.17	(e)	(0.41)	(0.24)	(0.17)

Select Class
Six Months Ended August 31, 2011 (Unaudited)	10.13	0.21	(e)	0.28	0.49	(0.20)
Year Ended February 28, 2011	10.24	0.45	(e)	(0.11)	0.34	(0.45)
Year Ended February 28, 2010	9.15	0.41	(e)	1.09	1.50	(0.41)
Year Ended February 28, 2009	9.59	0.43	(e)	(0.44)	(0.01)	(0.43)
September 17, 2007 (f) through February 29, 2008	10.00	0.19	(e)	(0.41)	(0.22)	(0.19)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(e)	Calculated based upon average shares outstanding.
(f)	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2011

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$10.42	4.76%	$12,179	0.65%	3.90%	1.55%	11%
10.14	3.23	4,021	0.65	4.25	2.05	16
10.25	16.62	2,052	0.65	4.05	2.42	25
9.15	(0.25)	255	0.65	4.38	2.69	15
9.59	(2.23)	1,013	0.65	4.21	4.59	8

10.41	4.63	7,234	1.15	3.39	2.05	11
10.12	2.62	2,751	1.15	3.76	2.55	16
10.24	15.98	1,521	1.15	3.54	2.93	25
9.15	(0.73)	349	1.15	3.89	3.30	15
9.59	(2.46)	176	1.15	3.76	5.23	8

10.42	4.91	16,141	0.55	3.98	1.35	11
10.13	3.22	18,518	0.55	4.35	1.81	16
10.24	16.62	11,497	0.55	4.18	2.24	25
9.15	(0.14)	9,575	0.55	4.52	2.51	15
9.59	(2.22)	9,582	0.55	4.31	4.51	8

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN TAX AWARE FUNDS	45

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
Tax Aware Income Opportunities Fund
Class A
March 1, 2011 (e) through August 31, 2011	$10.00	$0.03	(f)	$0.10	$0.13	$(0.02)

Class C
March 1, 2011 (e) through August 31, 2011	10.00	—	(f)(h)	0.09	0.09	— (h)

Select Class
March 1, 2011 (e) through August 31, 2011	10.00	0.03	(f)	0.10	0.13	(0.02)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(e)	Commencement of operations.
(f)	Calculated based upon average shares outstanding.
(g)	Certain non-recurring expenses incurred by the Fund were not annualized for the period ended August 31, 2011.
(h)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2011

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits		Portfolio turnover rate (b)

$10.11	1.29%	$56,301	0.75	%(g)	0.65	%(g)	1.50	%(g)	158%

10.09	0.93	10,389	1.40	(g)	(0.01	)(g)	1.98	(g)	158

10.11	1.31	47,708	0.65	(g)	0.56	(g)	1.55	(g)	158

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN TAX AWARE FUNDS	47

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2011 (Unaudited)

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are 2 separate funds of the Trust (collectively the “Funds”) covered by this report:

	Classes Offered	Diversified/Non-Diversified
Tax Aware High Income Fund	Class A, Class C, Select Class	Diversified
Tax Aware Income Opportunities Fund	Class A, Class C, Select Class	Diversified

The Tax Aware Income Opportunities Fund commenced operations on March 1, 2011.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to the Select Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on readily available market quotations received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Funds may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Funds to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options shall generally be valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s current day closing net asset value per share. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Funds are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

48	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2011

The following table represents each valuation input by sector as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Tax Aware High Income Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Materials	$—	$—	$—	(a)	$—	(a)

Total Common Stocks	—	—	—	(a)	—	(a)

Preferred Stocks
Materials	—	—	9		9

Total Preferred Stocks	—	—	9		9

Debt Securities
Corporate Bonds
Consumer Discretionary	—	90	—		90
Materials	—	58	32		90

Total Corporate Bonds	—	148	32		180

Municipal Bonds
Alaska
Other Revenue	—	145	—		145

Arizona
Education	—	375	—		375
Other Revenue	—	435	—		435
Water & Sewer	—	633	—		633

Total Arizona	—	1,443	—		1,443

Arkansas
Housing	—	157	—		157
Special Tax	—	169	—		169

Total Arkansas	—	326	—		326

California
General Obligation	—	412	—		412
Hospital	—	105	—		105
Housing	—	50	—		50
Other Revenue	—	270	—		270
Prerefunded	—	496	—		496

Total California	—	1,333	—		1,333

Colorado
General Obligation	—	93	—		93
Housing	—	107	—		107
Other Revenue	—	239	—		239
Transportation	—	80	—		80

Total Colorado	—	519	—		519

Connecticut
Other Revenue	—	225	—		225

Delaware
Housing	—	75	—		75

District of Columbia
Other Revenue	—	430	—		430

Florida
Housing	—	214	—		214
Other Revenue	—	2,244	—		2,244

Total Florida	—	2,458	—		2,458

AUGUST 31, 2011	J.P. MORGAN TAX AWARE FUNDS	49

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

Tax Aware High Income Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Georgia
Other Revenue	$—	$643	$—	$643
Utility	—	106	—	106

Total Georgia	—	749	—	749

Guam
Other Revenue	—	197	—	197

Hawaii
General Obligation	—	112	—	112

Illinois
Education	—	110	—	110
General Obligation	—	362	—	362
Other Revenue	—	327	—	327
Transportation	—	305	—	305

Total Illinois	—	1,104	—	1,104

Indiana
General Obligation	—	109	—	109
Other Revenue	—	811	—	811

Total Indiana	—	920	—	920

Iowa
Housing	—	103	—	103

Kansas
Hospital	—	234	—	234
Housing	—	76	—	76

Total Kansas	—	310	—	310

Kentucky
Housing	—	105	—	105

Louisiana
Housing	—	28	—	28
Other Revenue	—	82	—	82
Transportation	—	111	—	111

Total Louisiana	—	221	—	221

Maryland
Transportation	—	101	—	101

Massachusetts
Education	—	906	—	906
Industrial Development Revenue/Pollution Control Revenue	—	151	—	151
Transportation	—	368	—	368
Water & Sewer	—	119	—	119

Total Massachusetts	—	1,544	—	1,544

Michigan
General Obligation	—	46	—	46
Other Revenue	—	374	—	374

Total Michigan	—	420	—	420

Minnesota
General Obligation	—	115	—	115
Hospital	—	200	—	200
Other Revenue	—	328	207	535

Total Minnesota	—	643	207	850

50	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2011

Tax Aware High Income Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Mississippi
Other Revenue	$—	$278	$—	$278

Missouri
General Obligation	—	281	—	281
Housing	—	66	—	66
Other Revenue	—	262	—	262
Transportation	—	452	—	452

Total Missouri	—	1,061	—	1,061

Montana
Housing	—	158	—	158
Other Revenue	—	328	—	328

Total Montana	—	486	—	486

Nevada
Certificate of Participation/Lease	—	102	—	102

New Hampshire
Other Revenue	—	702	—	702

New Jersey
Other Revenue	—	418	—	418
Special Tax	—	332	—	332

Total New Jersey	—	750	—	750

New Mexico
Housing	—	28	—	28
Other Revenue	—	745	—	745

Total New Mexico	—	773	—	773

New York
Education	—	228	—	228
Hospital	—	192	—	192
Other Revenue	—	1,269	—	1,269

Total New York	—	1,689	—	1,689

North Carolina
Education	—	146	—	146
Housing	—	204	—	204
Utility	—	78	—	78

Total North Carolina	—	428	—	428

Ohio
General Obligation	—	172	—	172
Housing	—	183	—	183
Industrial Development Revenue/Pollution Control Revenue	—	84	—	84
Other Revenue	—	951	—	951

Total Ohio	—	1,390	—	1,390

Oklahoma
Other Revenue	—	247	—	247

Oregon
Education	—	78	—	78
General Obligation	—	327	—	327
Other Revenue	—	91	—	91

Total Oregon	—	496	—	496

AUGUST 31, 2011	J.P. MORGAN TAX AWARE FUNDS	51

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

Tax Aware High Income Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Pennsylvania
Education	$—	$72	$—	$72
Other Revenue	—	823	—	823
Resource Recovery	—	141	—	141

Total Pennsylvania	—	1,036	—	1,036

Puerto Rico
Other Revenue	—	56	—	56
Special Tax	—	304	—	304

Total Puerto Rico	—	360	—	360

Tennessee
Other Revenue	—	424	—	424

Texas
Education	—	270	—	270
General Obligation	—	730	—	730
Hospital	—	194	—	194
Housing	—	121	—	121
Industrial Development Revenue/Pollution Control Revenue	—	109	—	109
Other Revenue	—	1,140	—	1,140
Prerefunded	—	16	—	16
Utility	—	176	—	176

Total Texas	—	2,756	—	2,756

Utah
Other Revenue	—	48	—	48

Virginia
Other Revenue	—	54	—	54

Washington
General Obligation	—	146	—	146
Other Revenue	—	708	—	708

Total Washington	—	854	—	854

Total Municipal Bonds	—	27,417	207	27,624

Loan Participations & Assignments
Consumer Discretionary	—	1,800	—	1,800
Consumer Staples	—	608	—	608
Financials	—	455	—	455
Health Care	—	814	—	814
Industrials	—	1,022	68	1,090
Information Technology	—	469	—	469
Materials	—	681	—	681
Telecommunication Services	—	97	—	97
Utilities	—	167	—	167

Total Loan Participation & Assignments	—	6,113	68	6,181

Short-Term Investment
Investment Company	2,420	—	—	2,420

Total Investments in Securities	$2,420	$33,678	$316	$36,414

52	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2011

Tax Aware Income Opportunities Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (b)	$768	$122,593	$—	$123,361

Appreciation in Other Financial Instruments
Swaps	$—	$351	$—	$351

Depreciation in Other Financial Instruments
Futures Contracts	$(2)	$—	$—	$(2)
Swaps	—	(1,310)	—	(1,310)

Total Depreciation in Other Financial Instruments	$(2)	$(1,310)	$—	$(1,312)

(a)	Amount rounds to less than $1,000.
(b)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOIs. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOIs for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the six months ended August 31, 2011.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

Tax Aware High Income Fund	Balance as of 2/28/11	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)		Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 8/31/11
Investments in Securities
Common Stocks — Materials	$—	$—	$—	$—		$—	(a)	$—	$—	$—	$—	(a)
Corporate Bonds — Materials	—	—	—	—		32		—	—	—	32
Loan Participations & Assignments — Industrials	—	—	(3)	—	(a)	—		—	71	—	68
Municipal Bonds
Minnesota — Other Revenue	—	—	4	—	(a)	203		—	—	—	207
Ohio — Private Placement	33	—	12	—	(a)	—		(45)	—	—	—

Total Municipal Bonds	33	—	16	—	(a)	203		(45)	—	—	207

Preferred Stocks — Materials	—	—	—	—		9		—	—	—	9

Total	$33	$—	$13	$—	(a)	$244		$(45)	$71	$—	$316

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(a)	Amount rounds to less than $1,000.

Transfers into, or out of, Level 3 are valued using values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at August 31, 2011, which were valued using significant unobservable inputs (Level 3) was approximately $1,000 for Tax Aware High Income Fund. This amount is included in Change in net unrealized appreciation (depreciation) of investments in non-affiliates on the Statements of Operations.

B. Restricted and Illiquid Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately its fair value and includes, but is not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The value and percentage of net assets of illiquid securities as of August 31, 2011 was approximately $316,000 and 0.9% respectively, for Tax Aware High Income Fund.

AUGUST 31, 2011	J.P. MORGAN TAX AWARE FUNDS	53

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

C. Futures Contracts — Tax Aware Income Opportunities Fund uses treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. Tax Aware Income Opportunities Fund also uses futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as unrealized appreciation or depreciation in the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported in the Statements of Operations at the closing or expiration of futures contracts. Securities deposited as initial margin are designated in the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The Tax Aware Income Opportunities Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

The table below discloses the volume of the Tax Aware Income Opportunities Fund’s futures activities during the six months ended August 31, 2011 (amounts in thousands):

	Tax Aware Income Opportunities Fund
Futures Contracts:
Average Notional Balance Short	$7,497	*
Ending Notional Balance Short	7,497

*	Average for the period August 1, 2011 through August 31, 2011.

D. Swaps — The Tax Aware Income Opportunities Fund engages in various swap transactions, including interest rate, and credit default swaps, to manage credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within its respective portfolio. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts between a Fund and a counterparty to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recognized as a realized gain or loss when the contract matures or is terminated. The value of a swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recognized as unrealized appreciation or depreciation in the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding swap contracts with the counterparty in the form of cash or securities. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. Cash collateral posted by the Fund is invested in an affiliated money market fund (See Note 3.G.) and is reported on the Statements of Assets and Liabilities as Investments in affiliates — restricted. Collateral received by the Fund is held in escrow in segregated accounts maintained by JPMCB, which provides collateral management services to the Fund (See Note 3.F.). These amounts are not reflected on the Fund’s Statements of Assets and Liabilities and are disclosed in the table below.

The Tax Aware Income Opportunities Fund’s swap contracts and collateral posted or received by counterparty as of August 31, 2011 is as follows (amounts in thousands):

Fund		Counterparty	Value of swap contracts	Collateral amount
Tax Aware Income Opportunities Fund	Collateral Posted	Deutsche Bank AG, New York	$(627)	$720

Credit Default Swaps

The Tax Aware Income Opportunities Fund enters into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit

54	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2011

market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected in the Statements of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Interest Rate Swaps

The Tax Aware Income Opportunities Fund enters into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

The table below discloses the volume of the Tax Aware Income Opportunities Fund’s swap activities during the six months ended August 31, 2011 (amounts in thousands):

	Tax Aware Income Opportunities Fund
Credit Default Swaps:
Average Notional Balance — Buy Protection	$6,790	*
Average Notional Balance — Sell Protection	9,933
Ending Notional Balance — Buy Protection	15,600
Ending Notional Balance — Sell Protection	16,925
Interest Rate-Related Swaps (Interest Rate Swaps):
Average Notional Balance — Pays Fixed Rate	750
Ending Notional Balance — Pays Fixed Rate	750

*	Average for the period April 1, 2011 through August 31, 2011.

E. Summary of Derivative Information — The following tables present the value of derivatives held as of August 31, 2011, by their primary underlying risk exposure and their respective location on the Statements of Assets and Liabilities (amounts in thousands):

Tax Aware Income Opportunities Fund

Derivative Contract	Statement of Assets and Liabilities Location
Assets:		Futures Contracts (a)	Swaps
Interest rate contracts	Receivables	$—	$32
Credit contracts	Receivables	—	657

Total		$—	$689

Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(2)	$(35)
Credit contracts	Payables	—	(2,345)

Total		$(2)	$(2,380)

(a)	This amount represents the cumulative appreciation/depreciation of futures contracts as reported in the SOIs. The Statements of Assets and Liabilities only reflects the current day variation margin receivable/payable to brokers.

AUGUST 31, 2011	J.P. MORGAN TAX AWARE FUNDS	55

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

The following tables present the effect of derivatives on the Statements of Operations for the six months ended August 31, 2011, by primary underlying risk exposure (amounts in thousands):

Tax Aware Income Opportunities Fund

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivative Contract	Futures Contracts	Swaps	Total
Interest rate contracts	$(10)	$— (a)	$(10)
Credit contracts	—	139	139

Total	$(10)	$139	$129

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivative Contract	Futures Contracts	Swaps	Total
Interest rate contracts	$(2)	$(3)	$(5)
Credit contracts	—	(956)	(956)

Total	$(2)	$(959)	$(961)

(a)	Amount rounds to less than $1,000.

The Tax Aware Income Opportunities Fund’s derivatives contracts held at August 31, 2011 are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

F. Loan Participations and Assignments — The Tax Aware High Income Fund invests in loan participations and assignments of all or a portion of the loans. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. In contrast, the Fund has direct rights against the borrower on a loan when it purchases an assignment; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. As a result, the Fund assumes the credit risk of the Borrower and the Selling Participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). Although certain loan assignments or participations are secured by collateral, the Fund could experience delays or limitations in realizing on such collateral or have its interest subordinated to other indebtedness of the obligor. In addition, loan assignments and participations are vulnerable to market conditions such that economic conditions or other events may reduce the demand for loan assignments and participations and certain loan assignments and participations which were liquid, when purchased, may become illiquid.

G. Offering and Organization Costs — Offering costs (Registration and filing fees) paid in connection with the offering of shares of the Tax Aware Income Opportunities Fund are amortized up to 12 months from the date the Fund commenced operations. Costs paid in connection with the organization of the Fund were recorded as an expense at the time it commenced operations and are included as part of Professional fees on the Statement of Operations.

H. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend.

Purchases of to be announced (“TBA”), when-issued or delayed delivery securities may be settled a month or more after the trade date; interest income is not accrued until settlement date. It is the Funds’ policy to reserve assets with a current value at least equal to the amount of their TBA, when-issued or delayed delivery purchase commitments. As of August 31, 2011, the Funds had when-issued securities on their SOIs.

I. Allocation of Income and Expenses — In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses directly attributable to a fund are charged directly to that fund while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. Each class of shares bears its pro-rata portion of expenses attributable to its Fund, except that each class separately bears expenses related specifically to that class, such as distribution and shareholder servicing fees.

J. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits or losses will significantly change in the next twelve months. However, the Funds’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.

56	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2011

K. Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid monthly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually by each Fund. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”) acts as the investment advisor to the Funds. The Advisor is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”). The Advisor supervises the investments of each respective Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual fee rate for each Fund is as follows:

Tax Aware High Income Fund	0.35%
Tax Aware Income Opportunities Fund	0.40

The Advisor waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.G.

B. Administration Fee — Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the six months ended August 31, 2011, the annualized effective rate was 0.09% of each Fund’s average daily net assets.

The Administrator waived Administration fees as outlined in Note 3.G.

J.P. Morgan Investor Services, Co. (“JPMIS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMIS receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of 0.25% and 0.75% of the average daily net assets of Class A and Class C Shares, respectively.

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended August 31, 2011, the Distributor retained the following amounts (in thousands):

Front-End Sales Charge
Tax Aware High Income Fund	$8
Tax Aware Income Opportunities Fund	7

D. Shareholder Servicing Fees — The Trust, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is computed daily and paid monthly equal to 0.25% of the average daily net assets of each class.

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.G.

E. Custodian and Accounting Fees — JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Funds, provides portfolio custody and accounting services for the Funds. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees in the Statements of Operations. The custodian fees may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statements of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense to affiliates in the Statements of Operations.

F. Collateral Management Fees — JPMCB provides derivatives collateral management services for the Tax Aware Income Opportunities Fund. The amounts paid directly to JPMCB by the Fund for these services are included in Collateral Management fees on the Statement of Operations.

AUGUST 31, 2011	J.P. MORGAN TAX AWARE FUNDS	57

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

G. Waivers and Reimbursements — The Advisor, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expense related to short sales, interest, taxes, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class C	Select Class
Tax Aware High Income Fund	0.65%	1.15%	0.55%
Tax Aware Income Opportunities Fund	0.75	1.40	0.65

The contractual expense limitation agreements were in effect for the six months ended August 31, 2011. The expense limitation percentages in the table above are in place until at least June 30, 2012 for Tax Aware High Income Fund and March 1, 2012, for Tax Aware Income Opportunities fund.

For the six months ended August 31, 2011, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expects the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Shareholder Servicing	Total	Contractual Reimbursements
Tax Aware High Income Fund	$52	$13	$25	$90	$35
Tax Aware Income Opportunities Fund	107	22	47	176	94

Additionally, the Funds may invest in one or more money market funds advised by the Advisor or its affiliates. The Advisor, Administrator and Distributor as shareholder servicing agent waive fees in an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Funds’ investments in such affiliated money market fund. A portion of the waiver is voluntary.

There were no waivers resulting from investments in the money market funds for the six months ended August 31, 2011.

H. Other — Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statements of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended August 31, 2011, the Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Funds may use related party broker/dealers. For the six months ended August 31, 2011, the Funds did not incur any brokerage commissions with broker/dealers affiliated with the Advisor.

The Securities and Exchange Commission has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. Investment Transactions

During the six months ended August 31, 2011, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Tax Aware High Income Fund	$12,976	$3,182
Tax Aware Income Opportunities Fund	212,827	98,995

During the six months ended August 31, 2011, there were no purchases or sales of U.S. Government securities.

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at August 31, 2011, were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Tax Aware High Income Fund	$35,457	$1,310	$353	$957
Tax Aware Income Opportunities Fund	122,266	1,115	20	1,095

58	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2011

Under the recently enacted Regulated Investment Company Modernization Act of 2010, net capital losses recognized by the Funds after February 28, 2011, may get carried forward indefinitely, and retain their character as short-term and/or long term losses.

6. Borrowings

The Funds rely upon an exemptive order (“Order”) permitting the establishment and operation of an Interfund Lending Facility (“Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund Loan Rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because they are investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 15, 2011.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at August 31, 2011, or at any time during the six months then ended.

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates in the Statements of Operations.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

The Advisor owns a significant portion of the outstanding shares of the Funds. In addition, Tax Aware Income Opportunities Fund has a shareholder, which is an account maintained by a financial intermediary on behalf of its clients, that owns a significant portion of the Fund’s outstanding shares. Significant shareholder transactions, if any, may impact the Funds’ performance.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Funds invest substantially all of their assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. An issuer’s ability to meet its payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. The value of these investments may be impacted by changes to bond insurers’ ratings and the Funds’ ability to collect principal and interest in the event of an issuer’s default may be limited if the private insurer does not have the wherewithal to satisfy its obligation.

Tax Aware Income Opportunities Fund is party to various derivative contracts governed by International Swaps and Derivatives Association Master Agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparties (e.g. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund.

AUGUST 31, 2011	J.P. MORGAN TAX AWARE FUNDS	59

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, March 1, 2011, and continued to hold your shares at the end of the reporting period, August 31, 2011.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value, March 1, 2011	Ending Account Value, August 31, 2011	Expenses Paid During, March 1, 2011 to August 31, 2011*	Annualized Expense Ratio
Tax Aware High Income Fund
Class A
Actual	$1,000.00	$1,047.60	$3.35	0.65%
Hypothetical	1,000.00	1,021.87	3.30	0.65
Class C
Actual	1,000.00	1,046.30	5.92	1.15
Hypothetical	1,000.00	1,019.36	5.84	1.15
Select Class
Actual	1,000.00	1,049.10	2.83	0.55
Hypothetical	1,000.00	1,022.37	2.80	0.55

Tax Aware Income Opportunities Fund
Class A
Actual	1,000.00	1,012.90	3.79	0.75
Hypothetical	1,000.00	1,021.37	3.81	0.75
Class C
Actual	1,000.00	1,009.30	7.07	1.40
Hypothetical	1,000.00	1,018.10	7.10	1.40
Select Class
Actual	1,000.00	1,013.10	3.29	0.65
Hypothetical	1,000.00	1,021.87	3.30	0.65

*	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

60	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2011

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited)

JPMorgan Tax Aware High Income Fund

The Board of Trustees meets regularly throughout the year and considers factors that are relevant to its annual consideration of investment advisory agreements at each meeting. The Board of Trustees has established various standing committees, composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment subcommittees (money market and alternative products, equity, and fixed income) also meet for the specific purpose of considering advisory contract annual renewals. The Board of Trustees held meetings in person in June and August 2011, at which the Trustees considered the continuation of the of the investment advisory agreement for the Fund whose semi-annual report is contained herein (the “Advisory Agreement”). At the June meeting, the Board’s investment subcommittees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment subcommittee reported to the full Board, which then considered the investment subcommittee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreement or any of their affiliates, approved the continuation of the Advisory Agreement on August 25, 2011.

The Trustees, as part of their review of the investment advisory arrangements for the Funds, considered and reviewed performance and other information received from the Advisor, on a regular basis over the course of the year, as well as information specifically prepared for their annual review. This information includes the Fund’s performance compared to the performance of the Fund’s peers and benchmarks and analyses by the Advisor of the Fund’s performance. In addition, the Trustees have engaged an independent consultant to report on the performance of the Fund at each of the Trustees’ regular meetings. The Advisor also periodically provides comparative information regarding the Fund’s expense ratios and those of the peer groups. In addition, in preparation for the June and August meetings, the Trustees requested and received and evaluated extensive materials from the Advisor, including, with respect to certain Funds, performance and expense information compiled by Lipper Inc. (“Lipper”), an independent provider of investment company data. The independent consultant also provided additional analyses of the performance of Funds with greater than two years of performance history in connection with the Trustees’ review of the investment advisory arrangements. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Agreement with representatives of the Advisor and with counsels to the Trust and independent Trustees and received a memorandum from independent counsel to the Trustees discussing the legal standards for their consideration of the proposed approval. The Trustees also discussed the proposed approvals in executive sessions with counsels to the Trust and independent Trustees at which no representatives of the Advisor were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve the Advisory Agreement.

In their deliberations, there was a comprehensive consideration of the information received by the Trustees. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation to be received by the Advisor from the Fund under the Advisory Agreement was fair and reasonable and that the continuance of the investment advisory contract was in the best interests of the Fund and its shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Advisor

The Trustees received and considered information regarding the nature, extent and quality of the services provided to the Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Advisor’s senior management and the expertise of, and the amount of attention given to the Fund by, investment personnel of the Advisor. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the infrastructure supporting the team. The Trustees also considered information provided by the Advisor and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of the Fund. The Trustees also reviewed information relating to the Advisor’s risk governance model and reports showing the Advisor’s ongoing compliance processes and structures. The quality of the administrative services provided by JPMorgan Funds Management, Inc. (“JPMFM”), an affiliate of the Advisor, was also considered.

The Board of Trustees also considered its knowledge of the nature and quality of the services provided by the Advisor to the Fund gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Advisor and its affiliates, the commitment of the Advisor to provide high quality service to the Fund, their overall confidence in the Advisor’s integrity and the Advisor’s responsiveness to concerns raised by them, including the Advisor’s willingness to consider and implement

AUGUST 31, 2011	J.P. MORGAN TAX AWARE FUNDS	61

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

organizational and operational changes designed to improve investment results and the services provided to the Fund.

Based on these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by the Advisor.

Costs of Services Provided and Profitability to the Advisor and its Affiliates

The Trustees received and considered information regarding the profitability to the Advisor and its affiliates in providing services to the Fund. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Advisor’s determination of its and its affiliates revenues from the contractual services provided to the Fund, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Advisor. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on their review, the Trustees concluded that the profitability to the Advisor of the Advisory Agreement was not unreasonable in light of the services and benefits provided to the Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Advisor and its affiliates as a result of their relationship with the Fund. The Board considered that the Advisor does not currently use third-party soft dollar arrangements with respect to securities transactions it executes for the Fund.

The Trustees also considered that JPMFM and JPMDS, affiliates of the Advisor, earn fees from the Fund for providing administrative and shareholder services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Fund’s distributor and that these fees are in turn generally paid to financial intermediaries that sell the Fund, including financial intermediaries that are affiliates of the Advisor. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting, and other related services.

Economies of Scale

The Trustees noted that the proposed investment advisory fee schedule for the Fund does not contain breakpoints. The Trustees considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the fee waivers and expense limitations that the Advisor has in place that serve to limit the overall net expense ratio at competitive levels. The Trustees also recognized that the fee schedule for the administrative services provided by JPMFM does include a fee breakpoint, which is tied to the overall level of money market assets or non-money market fund assets excluding funds-of-funds, as applicable, advised by the Advisor, and that the Fund would benefit from that breakpoint. The Trustees concluded that shareholders benefited from the lower expense ratios which resulted from these factors.

Independent Written Evaluation of the Fund’s Chief Compliance Officer

The Trustees noted that, upon their direction, the Chief Compliance Officer for the Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreement.

Fees Relative to Advisor’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Advisor for investment management styles substantially similar to that of the Fund. The Trustees also considered the complexity of investment management for the Fund relative to the Advisor’s other clients and the differences in the nature and extent of the services provided to the different clients. The Trustees concluded that the fee rates charged to the Fund in comparison to those charged to the Advisor’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance for J.P. Morgan Funds which had at least one full year of performance at the time of the review in a report prepared by Lipper. The Trustees considered the total return performance information, which included the ranking of those J.P. Morgan Funds which had at least one full year of performance at the time of the review within a performance universe made up of funds with the same Lipper investment classification and objective (the “Universe Group”) by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Lipper’s methodology for selecting mutual funds in the Fund’s Universe Group. The Lipper materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed the Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Advisor and the

62	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2011

independent consultant and also considered the special analysis by the independent consultant. The Lipper performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to the Fund’s performance for certain representative classes are summarized below:

The Trustees noted the Fund’s performance was in the first quintile for both Class A and Select Class shares for the one- and three-year periods ended December 31, 2010 and that the independent consultant indicated that Fund was meeting its objectives. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and other factors, concluded that the performance was reasonable.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by the Fund to the Advisor and compared that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as the Fund. The Trustees recognized that Lipper reported the Fund’s management fee rate as the combined contractual advisory fee and the administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for the Fund. The Trustees considered the fee waiver and/or expense reimbursement arrangements currently in place for the Fund and considered the net advisory fee rate after taking into account any waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determination as a result of the review of the Fund’s advisory fees and expense ratios for certain representative classes are summarized below:

The Trustees noted that the Fund’s net advisory fee for both Class A and Select Class shares were in the first quintile and that the actual total expenses for Class A and Select Class Shares were in the first and second quintiles, respectively, of their Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were reasonable.

JPMorgan Tax Aware Income Opportunities Fund

The Board of Trustees meets regularly throughout the year and considers factors that are relevant to its annual consideration of investment advisory agreements at each meeting. The Board of Trustees has established various standing committees, composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment subcommittees (money market and alternative products, equity, and fixed income) also meet for the specific purpose of considering approvals of initial advisory agreements for new funds. At their November 2010 in person meeting, the Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the initial advisory agreement or any of their affiliates (“Independent Trustees”), approved the initial investment advisory agreement (the “New Advisory Agreement”) for the JPMorgan Tax Aware Income Opportunities Fund (the “Fund”).

In connection with the approval of the New Advisory Agreement, the Trustees reviewed written materials prepared by the Advisor and received oral presentations from Advisor personnel. Prior to voting, the Trustees reviewed the proposed approval of the New Advisory Agreement with representatives of the Advisor and with counsels to the Trust and independent Trustees and received a memorandum from independent counsel to the Trustees discussing the legal standards for their consideration of the proposed approval. The Trustees also discussed the proposed approval in an executive session with counsels to the Trust and independent Trustees at which no representatives of the Advisor were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve the New Advisory Agreement.

In their deliberations, there was a comprehensive consideration of the information received by the Trustees. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees determined that the proposed compensation to be received by the Advisor from the Fund under the New Advisory Agreement was fair and reasonable and that the initial approval of the New Advisory Agreement was in the best interests of the Fund and its potential shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Advisor

In connection with the approval of the New Advisory Agreement, the Trustees considered the materials furnished specifically in connection with this approval item, as well as other relevant information furnished throughout the year and the Trustees’ experience with the Advisor and its services. The Trustees considered the background and experience of the Advisor’s senior management and investment personnel, as well as the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Trustees also considered the investment strategy and investment process for the Fund, and the infrastructure supporting the portfolio management team. In addition, the Trustees considered information about the structure and distribution strategy of the Fund, how it fits within the J.P. Morgan Funds lineup, and how it will be positioned against identified peers.

AUGUST 31, 2011	J.P. MORGAN TAX AWARE FUNDS	63

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

The Board of Trustees also considered its knowledge of the nature and quality of the services provided by the Advisor to the J.P. Morgan Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Advisor and its affiliates, the commitment of the Advisor to provide high quality service to the J.P. Morgan Funds, their overall confidence in the Advisor’s integrity and the Advisor’s responsiveness to concerns raised by them, including the Advisor’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the J.P. Morgan Funds.

Based on these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services to be provided to the Fund by the Advisor.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Advisor and its affiliates as a result of their relationship with the J.P. Morgan Funds. The Board considered that the Advisor does not currently intend to use third-party soft dollar arrangements with respect to securities transactions it executes for the Fund.

The Trustees also considered that JPMorgan Funds Management, Inc. (“JPMFM”) and JPMorgan Distribution Services, Inc. (“JPMDS”), affiliates of the Advisor, will earn fees from the Fund for providing administrative and shareholder services. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Fund’s distributor and that these fees are in turn generally paid to financial intermediaries that sell the Fund, including financial intermediaries that are affiliates of the Advisor. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting and other related services. The Trustees also considered that any fall-out benefits would be comparable to those related to the other actively managed funds in the complex and were consistent with the approval of the investment advisory agreement.

Economies of Scale

The Trustees noted that the proposed investment advisory fee schedule for the Fund does not contain breakpoints. The Trustees considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the fee waivers and expense limitations that the Advisor has in place that serve to limit the overall net expense ratio at competitive levels. The Trustees also recognized that the fee schedule for the administrative services provided by JPMFM does include a fee breakpoint, which is tied to the overall level of money market assets or non-money market fund assets excluding certain funds-of-funds, as applicable, advised by the Advisor, and that the Fund would benefit from that breakpoint. With regard to the New Advisory Agreement, the Trustees found that, with the adoption of a voluntary fee waiver and contractual cap on total expenses, shareholders would benefit from expected economies of scale that would be expected to result from growth of assets before that growth occurred.

Investment Performance

The Trustees considered the Fund’s investment strategy and process, portfolio management team and competitive positioning against identified peer funds, and concluded that the prospects for competitive future performance were acceptable.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate that will be paid by the Fund to the Advisor and compared that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as the Fund. The Trustees recognized that Lipper reported the Fund’s management fee rate as the combined contractual advisory fee and the administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for the Fund. The Trustees considered the fee waiver and/or expense reimbursement arrangements proposed for the Fund and considered the net advisory fee rate after taking into account any waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.

The Trustees noted that the Fund’s estimated net advisory fees and total expenses, which were considered on a class by class basis, were in line with identified peer funds. After considering the factors identified above, in light of the information, the Trustees concluded that the advisory fees were reasonable.

64	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2011

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and a description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Advisor. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2011 All rights reserved. August 2011.	SAN-TA-811

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semiannual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semiannual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semiannual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semiannual report.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/S/ PATRICIA A. MALESKI
Patricia A. Maleski
President and Principal Executive Officer
November 7, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ PATRICIA A. MALESKI
Patricia A. Maleski
President and Principal Executive Officer
November 7, 2011

By:	/S/ JOY C. DOWD
Joy C. Dowd
Treasurer and Principal Financial Officer
November 7, 2011